          AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 30, 2008

                                          REGISTRATION NOS. 333-137942/811-03240

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                                   ----------

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. [_]

                       Post Effective Amendment No. 7 [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 145 [X]

                                   ----------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 831-3150
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                   ----------

                             KATHERINE STONER, ESQ.
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   ----------

It is proposed that this filing will become effective:

[X]  immediately upon filing pursuant to paragraph (b) of Rule 485

[_]  on [date] pursuant to paragraph (b) of Rule 485

[_]  60 days after filing pursuant to paragraph (a) (1) of Rule 485

[_]  on [date] pursuant to paragraph (a) (1) of Rule 485

                                   ----------

TITLE OF SECURITIES BEING REGISTERED: Units of interests in Separate Account A of The Variable Annuity Life Insurance Company under variable annuity contracts, Portfolio Director, Portfolio Director 2, Portfolio Director Plus.

The Variable Annuity Life Insurance Company
Separate Account A
Units of Interest Under Group and Individual
Fixed and Variable Deferred Annuity Contracts
Portfolio Director(R) Plus, Portfolio Director 2, and Portfolio Director
For Series 1.00 to 12.00                                            May 1, 2008

Prospectus

The Variable Annuity Life Insurance Company ("VALIC") offers certain series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), comprising group and individual fixed and variable deferred annuity contracts (the "Contracts") for Participants in certain employer-sponsored qualified retirement plans. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

--------------------------------------------------------------------------------

This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.


A Statement of Additional Information, dated May 1, 2008, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-448-2542. The table of contents for the Statement of Additional Information is shown at the end of this prospectus. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).


Investment in the Contracts is subject to risk that may cause the value of the Owner's investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Account Options
--------------------------------------------------------------------------------


AIG Retirement Company I Funds     AIG Retirement Company II Funds     Public Funds
Asset Allocation Fund              Aggressive Growth Lifestyle Fund    AIG SunAmerica 2015 High Watermark Fund
Blue Chip Growth Fund              Capital Appreciation Fund           AIG SunAmerica 2020 High Watermark Fund
Broad Cap Value Income Fund        Conservative Growth Lifestyle Fund  Ariel Appreciation Fund
Capital Conservation Fund          Core Bond Fund                      Ariel Fund
Core Equity Fund                   High Yield Bond Fund                Lou Holland Growth Fund
Core Value Fund                    International Small Cap Equity Fund Vanguard Lifestrategy Conservative Growth Fund
Foreign Value Fund                 Large Cap Value Fund                Vanguard Lifestrategy Growth Fund
Global Equity Fund                 Mid Cap Growth Fund                 Vanguard Lifestrategy Moderate Growth Fund
Global Social Awareness Fund       Mid Cap Value Fund                  Vanguard Long-Term Investment-Grade Fund
Global Strategy Fund               Moderate Growth Lifestyle Fund      Vanguard Long-Term Treasury Fund
Government Securities Fund         Money Market II Fund                Vanguard Wellington Fund
Growth Fund                        Small Cap Growth Fund               Vanguard Windsor II Fund
Growth & Income Fund               Small Cap Value Fund
Health Sciences Fund               Socially Responsible Fund
Inflation Protected Fund           Strategic Bond Fund
International Equities Fund
International Government Bond Fund
International Growth I Fund
Large Cap Core Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Strategic Growth Fund
Money Market I Fund
Nasdaq-100(R) Index Fund
Real Estate Fund
Science & Technology Fund
Small Cap Aggressive Growth Fund
Small Cap Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small-Mid Growth Fund
Stock Index Fund
Value Fund

Table of Contents
--------------------------------------------------------------------------------


                                                                 Page
                                                                 ----

Glossary of Terms...............................................   3

Fee Tables......................................................   5

Selected Purchase Unit Data.....................................   9

Highlights......................................................  13

General Information.............................................  15
   About the Contracts..........................................  15
   About VALIC..................................................  15
   American Home Assurance Company..............................  15
   About VALIC Separate Account A...............................  15
   Units of Interest............................................  16
   Distribution of the Contracts................................  16

Fixed and Variable Account Options..............................  16
   Fixed Account Options........................................  16
   Variable Account Options.....................................  17

Purchase Period.................................................  25
   Account Establishment........................................  25
   When Your Account Will Be Credited...........................  26
   Purchase Units...............................................  26
   Calculation of Value for Fixed Account Options...............  26
   Calculation of Value for Variable Account Options............  27
   Premium Enhancement Credit...................................  27
   Stopping Purchase Payments...................................  28
   IncomeLOCK...................................................  28

Transfers Between Investment Options............................  30
   During the Purchase Period -- Policy Against Market
     Timing and Frequent Transfers..............................  30
   Communicating Transfer or Reallocation Instructions..........  31
   Effective Date of Transfer...................................  32
   Transfers During the Payout Period...........................  32

Fees and Charges................................................  32
   Account Maintenance Charge...................................  32
   Surrender Charge.............................................  32
       Amount of Surrender Charge...............................  32
       10% Free Withdrawal......................................  33
       Exceptions to Surrender Charge...........................  33
   Premium Tax Charge...........................................  33
   Separate Account Charges.....................................  33
       Reduction or Waiver of Account Maintenance,
         Surrender, or Separate Account Charge..................  33
   Separate Account Expense Reimbursements or Credits...........  34
   Market Value Adjustment ("MVA")..............................  34
   IncomeLOCK...................................................  35
   Other Tax Charges............................................  35

Payout Period...................................................  35
   Fixed Payout.................................................  35
   Assumed Investment Rate......................................  35
   Variable Payout..............................................  35
   Combination Fixed and Variable Payout........................  36
   Partial Annuitization........................................  36
   Payout Date..................................................  36
   Payout Options...............................................  36
   Payout Information...........................................  37


                                                                 Page
                                                                 ----

           Surrender of Account Value...........................  37
              When Surrenders Are Allowed.......................  37
              Surrender Process.................................  37
              Amount That May Be Surrendered....................  37
              Surrender Restrictions............................  38
              Partial Surrenders................................  38
              Systematic Withdrawals............................  38
              Distributions Required by Federal Tax Law.........  38
              IncomeLOCK........................................  39

           Exchange Privilege...................................  40
              Restrictions on Exchange Privilege................  40
              Taxes and Conversion Costs........................  41
              Surrender Charges.................................  41
              Exchange Offers for Contracts Other Than
                Portfolio Director..............................  41
              Comparison of Contracts...........................  41
              Features of Portfolio Director....................  41

           Death Benefits.......................................  42
              The Process.......................................  42
              Beneficiary Information...........................  42
                  Spousal Beneficiaries.........................  42
                  Beneficiaries Other Than Spouses..............  42
              Special Information for Individual
                Nonqualified Contracts..........................  42
              During the Purchase Period........................  42
              Interest Guaranteed Death Benefit.................  43
              Standard Death Benefit............................  43
              During the Payout Period..........................  43
              IncomeLOCK........................................  44

           Other Contract Features..............................  44
              Changes That May Not Be Made......................  44
              Change of Beneficiary.............................  44
              Contingent Owner..................................  45
              Cancellation -- The 20 Day "Free Look"............  45
              We Reserve Certain Rights.........................  45
              Relationship to Employer's Plan...................  45

           Voting Rights........................................  45
              Who May Give Voting Instructions..................  45
              Determination of Fund Shares Attributable to
                Your Account....................................  45
                  During the Purchase Period....................  45
                  During the Payout Period or after a Death
                    Benefit Has Been Paid.......................  45
              How Fund Shares Are Voted.........................  46

           Federal Tax Matters..................................  46
              Types of Plans....................................  46
              Tax Consequences in General.......................  46
              Effect of Tax-Deferred Accumulations..............  48

           Legal Proceedings....................................  49

           Financial Statements.................................  49

           Table of Contents of Statement of
             Additional Information.............................  49

           Appendix to the Prospectus -- IncomeLOCK
             Withdrawal Examples................................  50

Glossary of Terms
--------------------------------------------------------------------------------


Unless otherwise specified in this prospectus, the words "we," "us," "our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the Participant, or the individual purchasing an individual Contract.

Other specific terms we use in this prospectus are:

      Account Value -- the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

      Anniversary Value -- the Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments.

      Annuitant -- the individual (in most cases, you) to whom Payout Payments will be paid.

      Assumed Investment Rate --The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

      Beneficiary -- the individual designated to receive Payout Payments upon the death of the Annuitant.

      Benefit -- an optional guaranteed minimum withdrawal feature that is offered in this prospectus as "IncomeLOCK."

      Benefit Anniversary -- a Benefit Anniversary is the first day of each Benefit Year.

      Benefit Base -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. If you elect the Benefit after the Contract is issued, the Benefit Base is equal to the Account Value on the Endorsement Date.

      Benefit Year -- each consecutive one year period starting on the Endorsement Date and each Benefit Anniversary, and ending on the day before the next Benefit Anniversary.

      Business Day -- any weekday that the New York Stock Exchange ("NYSE") is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time. On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.

      Contract Owner -- the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

      Division -- the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

      Eligible Purchase Payments -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is an Eligible Purchase Payment. If IncomeLOCK is selected after Contract issue, then the Account Value at the time of election constitutes the Eligible Purchase Payment amount.

      Endorsement Date -- the date that we issue the Benefit endorsement to your Contract.

      Fixed Account Option -- an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.


      Guided Portfolio Services/SM/ or GPS -- a financial advice service offered by AIG Retirement Advisors, Inc., a registered investment adviser and Company subsidiary. A separate investment advisory fee and agreement is required for this service, if available under an employer's retirement plan.


      Home Office -- located at 2929 Allen Parkway, Houston, Texas 77019.

      Ineligible Purchase Payments -- if IncomeLOCK is selected at Contract issue, Ineligible Purchase Payments are those made more than two years later. If IncomeLOCK is selected after Contract issue, then any Purchase Payments we receive after your Endorsement Date are considered Ineligible Purchase Payments.

      IncomeLOCK -- an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero.

      Maximum Anniversary Value ("MAV") Evaluation Period -- the period beginning the date the Benefit Endorsement is issued and ends on the 10th Benefit Anniversary.

      Maximum Annual Withdrawal Amount -- the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the Benefit Base.

      Minimum Withdrawal Period -- the minimum period over which you may take withdrawals under this feature, if withdrawals are not taken under the lifetime withdrawal option.

      Mutual Fund or Fund -- the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

--------------------------------------------------------------------------------


      Participant -- the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

      Participant Year -- a 12 month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

      Payout Payments -- annuity payments withdrawn in a steady stream during the Payout Period.

      Payout Period -- the time when you begin to withdraw your money in Payout Payments. This may also may be called the "Annuity Period."

      Payout Unit -- a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

      Proof of Death -- a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

      Purchase Payments -- an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

      Purchase Period -- the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the "Accumulation Period."

      Purchase Unit -- a unit of interest owned by you in your Variable Account Option.

      Systematic Withdrawals -- payments withdrawn on a regular basis during the Purchase Period.

      VALIC Separate Account A or Separate Account -- a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

      Variable Account Option -- investment options that correspond to Separate Account Divisions offered by the Contracts.

Fee Tables
--------------------------------------------------------------------------------

 The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

 Contract Owner/Participant Transaction Expenses

Maximum Surrender Charge (1)                                   5.00%
---------------------------------------------------------------------
Maximum Loan Application Fee (per loan)                         $60
---------------------------------------------------------------------
State Premium Taxes (as a percentage of the amount annuitized) 0-3.5%
---------------------------------------------------------------------

 (1) The maximum surrender charge is the lessor of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. Reductions in the surrender charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."

 The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

 Separate Account Charges


                                                                                          $3.75
                                                                                           per
Variable Account Option Maintenance Charge (1)                                           quarter
-------------------------------------------------------------------------------------------------
                                                                                          Annual
                                                                                         Separate
Mortality and Expense Risk Separate Account Charges for each Variable Account Option (2) Account
(as a percentage of assets invested):                                                    Fee (%)
-------------------------------------------------------------------------------------------------
   AIG Retirement Company I (formerly named VALIC Company I)
-------------------------------------------------------------------------------------------------
       Asset Allocation Fund                                                               1.00
-------------------------------------------------------------------------------------------------
       Blue Chip Growth Fund                                                               1.00
-------------------------------------------------------------------------------------------------
       Broad Cap Value Income Fund                                                         1.00
-------------------------------------------------------------------------------------------------
       Capital Conservation Fund                                                           1.00
-------------------------------------------------------------------------------------------------
       Core Equity Fund                                                                    1.00
-------------------------------------------------------------------------------------------------
       Core Value Fund                                                                     1.00
-------------------------------------------------------------------------------------------------
       Foreign Value Fund                                                                  1.00
-------------------------------------------------------------------------------------------------
       Global Equity Fund                                                                  1.00
-------------------------------------------------------------------------------------------------
       Global Social Awareness Fund (formerly named Social Awareness Fund)                 1.00
-------------------------------------------------------------------------------------------------
       Global Strategy Fund                                                                1.00
-------------------------------------------------------------------------------------------------
       Government Securities Fund                                                          1.00
-------------------------------------------------------------------------------------------------
       Growth Fund (formerly named VALIC Ultra Fund)                                       1.00
-------------------------------------------------------------------------------------------------
       Growth & Income Fund                                                                1.00
-------------------------------------------------------------------------------------------------
       Health Sciences Fund                                                                1.00
-------------------------------------------------------------------------------------------------
       Inflation Protected Fund                                                            1.00
-------------------------------------------------------------------------------------------------
       International Equities Fund                                                         1.00
-------------------------------------------------------------------------------------------------
       International Government Bond Fund                                                  1.00
-------------------------------------------------------------------------------------------------
       International Growth I Fund                                                         1.00
-------------------------------------------------------------------------------------------------
       Large Cap Core Fund                                                                 1.00
-------------------------------------------------------------------------------------------------
       Large Capital Growth Fund                                                           1.00
-------------------------------------------------------------------------------------------------
       Mid Cap Index Fund                                                                  1.00
-------------------------------------------------------------------------------------------------
       Mid Cap Strategic Growth Fund                                                       1.00
-------------------------------------------------------------------------------------------------
       Money Market I Fund                                                                 1.00
-------------------------------------------------------------------------------------------------
       Nasdaq-100(R) Index Fund                                                            1.00
-------------------------------------------------------------------------------------------------
       Real Estate Fund                                                                    1.00
-------------------------------------------------------------------------------------------------
       Science & Technology Fund                                                           1.00
-------------------------------------------------------------------------------------------------
       Small Cap Aggressive Growth Fund                                                    1.00
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   AIG Retirement Company I (continued)
-----------------------------------------------------------------------------------------
       Small Cap Fund                                                                1.00
-----------------------------------------------------------------------------------------
       Small Cap Index Fund                                                          1.00
-----------------------------------------------------------------------------------------
       Small Cap Special Values Fund                                                 1.00
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       Small-Mid Growth Fund (formerly named Small Cap Strategic Growth Fund)        1.00
-----------------------------------------------------------------------------------------
       Stock Index Fund                                                              1.00
-----------------------------------------------------------------------------------------
       Value Fund                                                                    1.00
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   AIG Retirement Company II (formerly named VALIC Company II)
-----------------------------------------------------------------------------------------
       Aggressive Growth Lifestyle Fund                                              0.75
-----------------------------------------------------------------------------------------
       Capital Appreciation Fund                                                     0.75
-----------------------------------------------------------------------------------------
       Conservative Growth Lifestyle Fund                                            0.75
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       Core Bond Fund                                                                0.75
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       High Yield Bond Fund                                                          0.75
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       International Small Cap Equity Fund                                           0.75
-----------------------------------------------------------------------------------------
       Large Cap Value Fund                                                          0.75
-----------------------------------------------------------------------------------------
       Mid Cap Growth Fund                                                           0.75
-----------------------------------------------------------------------------------------
       Mid Cap Value Fund                                                            0.75
-----------------------------------------------------------------------------------------
       Moderate Growth Lifestyle Fund                                                0.75
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       Money Market II Fund                                                          0.75
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       Small Cap Growth Fund                                                         0.75
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       Small Cap Value Fund                                                          0.75
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       Socially Responsible Fund                                                     0.75
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       Strategic Bond Fund                                                           0.75
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   Public Funds
-----------------------------------------------------------------------------------------
       AIG SunAmerica 2015 High Watermark Fund, Class I                              1.25
-----------------------------------------------------------------------------------------
       AIG SunAmerica 2020 High Watermark Fund, Class I                              1.25
-----------------------------------------------------------------------------------------
       Ariel Appreciation Fund                                                       1.00
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       Ariel Fund                                                                    1.00
-----------------------------------------------------------------------------------------
       Lou Holland Growth Fund                                                       1.00
-----------------------------------------------------------------------------------------
       Vanguard Lifestrategy Conservative Growth Fund, Investor Shares               1.25
-----------------------------------------------------------------------------------------
       Vanguard Lifestrategy Growth Fund, Investor Shares                            1.25
-----------------------------------------------------------------------------------------
       Vanguard Lifestrategy Moderate Growth Fund, Investor Shares                   1.25
-----------------------------------------------------------------------------------------
       Vanguard Long-Term Investment-Grade Fund, Investor Shares                     1.00
-----------------------------------------------------------------------------------------
       Vanguard Long-Term Treasury Fund, Investor Shares                             1.00
-----------------------------------------------------------------------------------------
       Vanguard Wellington Fund, Investor Shares                                     1.25
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       Vanguard Windsor II Fund, Investor Shares                                     1.25
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 (1) Reductions in the account maintenance charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."
 (2) See "Purchase Unit Value" for a discussion of how the separate account charges impact the calculation of each Division's unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges."

--------------------------------------------------------------------------------


 Optional IncomeLOCK Fee


 You may elect this optional living benefit feature as described below. The fee is calculated as a percentage of the Benefit Base.(1)



                     Fee Period Annualized Fee Percentage
                     ---------- -------------------------
                     All years  0.65% (deducted quarterly)


 (1) IncomeLOCK is an optional guaranteed minimum withdrawal benefit. If you elect this Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. Otherwise, the Benefit Base is equal to the Account Value on the Endorsement Date. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the Benefit.

 The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Mutual Fund.


Total Annual Mutual Fund Operating Expenses                                              Minimum Maximum
--------------------------------------------------------------------------------------------------------
(Expenses that are deducted from the assets of a Mutual Fund, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                             0.22%  1.71%*
--------------------------------------------------------------------------------------------------------

--------

* Pursuant to an Expense Limitation Agreement, AIG SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses for the 2020 High Watermark Fund to the extent that the Total Annual Fund Operating Expenses exceeds 1.18%. This waiver or reimbursement will continue indefinitely, subject to termination by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, as defined under section 2(a)(19) of The Investment Company Act of 1940, as amended (the "1940 Act").

--------------------------------------------------------------------------------

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses. Each example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Your actual costs may be higher or lower than the examples below.


The first set of examples assumes the maximum fees and expenses, including the maximum separate account charge of 1.25%, investment in a Variable Account Option with the highest total expenses (1.71%), and election of the optional IncomeLOCK feature at 0.65%.


(1) If you surrender your Contract at the end of the applicable time period:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $822  $1,581  $2,361   $3,891


(2) If you annuitize your Contract (the IncomeLOCK feature terminates at annuitization):


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $366  $1,112  $1,879   $3,891


(3) If you do not surrender your Contract:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $366  $1,112  $1,879   $3,891



The second set of examples assumes the minimum fees and expenses, including the minimum separate account charge of 0.75%, investment in a Variable Account Option with the lowest total expenses (0.22%), and that the optional IncomeLOCK feature is not elected.


(1) If you surrender your Contract at the end of the applicable time period:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $569   $816   $1,048   $1,218


(2) If you annuitize your Contract:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $101   $316    $548    $1,218


(3) If you do not surrender your Contract:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $101   $316    $548    $1,218


Note: These examples should not be considered representative of past or future expenses for VALIC Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

Selected Purchase Unit Data
--------------------------------------------------------------------------------


Purchase units shown are for a Purchase Unit outstanding throughout the year for each variable account option. The 2005 data for the Inflation Protected Fund and the AIG SunAmerica High Watermark Funds begins on February 22. The 2006 data for the Broad Cap Value Income Fund, Foreign Value Fund, Global Equity Fund, Global Strategy Fund, Large Cap Core Fund, Large Capital Growth Fund, Mid Cap Strategic Growth Fund, Small Cap Aggressive Growth Fund, Small Cap Special Values Fund, Small-Mid Growth Fund and Growth Fund begins on May 30, 2006, the date these funds were added to Portfolio Director.


                                                                   Number of
                                                   Unit    Unit      Units
                                                  Value   Value   Outstanding
   Fund Name                                 Year at 1/1 at 12/31  at 12/31
   ---------                                 ---- ------ -------- -----------
   AIG Retirement Company I
     Asset Allocation Fund (Division 5)      2007 4.958   5.218    29,632,439
                                             2006 4.481   4.958    31,608,964
                                             2005 4.364   4.481    35,686,374
                                             2004 4.063   4.364    42,594,301
                                             2003 3.429   4.063    42,040,433
                                             2002 3.821   3.429    43,285,442
                                             2001 4.030   3.821    48,720,402
                                             2000 4.174   4.030    52,959,577
                                             1999 3.773   4.174    61,240,667
                                             1998 3.219   3.773    60,237,818
     Blue Chip Growth Fund (Division 72)     2007 0.931   1.042   104,627,072
                                             2006 0.859   0.931    74,704,474
                                             2005 0.819   0.859    53,581,598
                                             2004 0.760   0.819    48,582,232
                                             2003 0.593   0.760    40,347,736
                                             2002 0.791   0.593    22,902,086
                                             2001 0.932   0.791    18,438,550
                                             2000    --   0.932     1,336,967
     Broad Cap Value Income Fund
      (Division 75)                          2007 1.151   1.161    18,440,424
                                             2006 1.010   1.151    18,608,980
     Capital Conservation Fund (Division 7)  2007 2.831   2.906    48,373,403
                                             2006 2.736   2.831    60,382,625
                                             2005 2.715   2.736    33,131,168
                                             2004 2.638   2.715    25,767,071
                                             2003 2.559   2.638    26,764,417
                                             2002 2.373   2.559    28,140,575
                                             2001 2.223   2.373    26,621,580
                                             2000 2.057   2.223    20,656,355
                                             1999 2.086   2.057    24,749,727
                                             1998 1.962   2.086    28,751,662
     Core Equity Fund (Division 15)          2007 2.369   2.415   137,228,625
                                             2006 2.141   2.369   164,294,892
                                             2005 2.080   2.141   204,573,223
                                             2004 1.945   2.080   251,431,904
                                             2003 1.549   1.945   296,958,636
                                             2002 2.010   1.549   316,043,125
                                             2001 2.396   2.010   362,619,846
                                             2000 2.582   2.396   397,168,720
                                             1999 2.429   2.582   460,108,285
                                             1998 2.077   2.429   494,997,997
     Core Value Fund (Division 21)           2007 1.898   1.871    80,805,721
                                             2006 1.637   1.898    95,564,030
                                             2005 1.581   1.637   113,451,896
                                             2004 1.416   1.581   125,932,333
                                             2003 1.107   1.416   136,765,754
                                             2002 1.390   1.107   140,185,069
                                             2001 1.532   1.390   152,155,061
                                             2000    --   1.532   158,568,077
     Foreign Value Fund (Division 89)        2007 1.221   1.344   672,951,247
                                             2006 1.065   1.221   547,287,495
     Global Equity Fund (Division 87)        2007 1.217   1.314   256,512,330
                                             2006 1.064   1.217   273,299,882


                                                                    Number of
                                                    Unit    Unit      Units
                                                   Value   Value   Outstanding
 Fund Name                                    Year at 1/1 at 12/31  at 12/31
 ---------                                    ---- ------ -------- -----------
   Global Social Awareness Fund
    (Division 12)                             2007 4.279   4.423    79,161,938
                                              2006 3.741   4.279    80,893,362
                                              2005 3.631   3.741    88,315,012
                                              2004 3.317   3.631   101,512,026
                                              2003 2.608   3.317   110,369,646
                                              2002 3.441   2.608   112,841,262
                                              2001 3.922   3.441   123,856,021
                                              2000 4.419   3.922   130,333,155
                                              1999 3.762   4.419   136,226,993
                                              1998 2.985   3.762   114,382,494
   Global Strategy Fund (Division 88)         2007 1.215   1.324   312,569,282
                                              2006 1.084   1.215   296,902,494
   Government Securities Fund (Division 8)    2007 2.832   3.019    29,052,492
                                              2006 2.776   2.832    30,761,335
                                              2005 2.733   2.776    36,469,959
                                              2004 2.668   2.733    41,192,679
                                              2003 2.664   2.668    48,017,234
                                              2002 2.402   2.664    57,831,831
                                              2001 2.272   2.402    44,509,286
                                              2000 2.033   2.272    39,203,845
                                              1999 2.112   2.033    45,292,728
                                              1998 1.958   2.112    53,729,671
   Growth Fund (Division 78)                  2007 0.936   1.122   740,276,858
                                              2006 0.913   0.936   915,398,362
                                              2005    --      --            --
   Growth & Income Fund (Division 16)         2007 2.496   2.645    42,987,180
                                              2006 2.185   2.496    48,317,136
                                              2005 2.175   2.185    58,985,361
                                              2004 1.985   2.175    70,680,178
                                              2003 1.634   1.985    88,456,378
                                              2002 2.103   1.634    89,012,446
                                              2001 2.363   2.103   101,022,403
                                              2000 2.677   2.363   110,018,242
                                              1999 2.201   2.677   124,329,201
                                              1998 1.941   2.201   129,550,695
   Health Sciences Fund (Division 73)         2007 1.213   1.412   117,736,242
                                              2006 1.130   1.213   126,438,293
                                              2005 1.009   1.130   135,790,336
                                              2004 0.884   1.009   140,193,273
                                              2003 0.651   0.884   111,112,131
                                              2002 0.909   0.651    71,763,339
                                              2001 1.000   0.909    45,582,144
                                              2000    --   1.000     3,398,890
   Inflation Protected Fund (Division 77)     2007 1.011   1.079    10,865,742
                                              2006 1.017   1.011    10,046,941
                                              2005 1.000   1.017    11,056,826
                                              2004    --   1.000            --
   International Equities Fund (Division 11)  2007 1.999   2.153   414,999,326
                                              2006 1.641   1.999   396,739,220
                                              2005 1.417   1.641   336,425,664
                                              2004 1.214   1.417   236,838,112
                                              2003 0.946   1.214    94,147,400
                                              2002 1.177   0.946    75,173,264
                                              2001 1.523   1.177    76,641,544
                                              2000 1.860   1.523    83,339,570
                                              1999 1.455   1.860    94,415,343
                                              1998 1.237   1.455   101,811,751

--------------------------------------------------------------------------------


                                                                 Number of
                                                 Unit    Unit      Units
                                                Value   Value   Outstanding
    Fund Name                              Year at 1/1 at 12/31  at 12/31
    ---------                              ---- ------ -------- -----------
      International Government Bond Fund
       (Division 13)                       2007  2.355   2.495   46,683,335
                                           2006  2.204   2.355   48,786,599
                                           2005  2.239   2.204   55,823,550
                                           2004  2.044   2.239   60,838,720
                                           2003  1.729   2.044   66,821,042
                                           2002  1.488   1.729   67,330,936
                                           2001  1.532   1.488   62,446,759
                                           2000  1.609   1.532   71,084,248
                                           1999  1.728   1.609   90,136,603
                                           1998  1.491   1.728   97,473,851
      International Growth I Fund
       (Division 20)                       2007  2.330   2.645  197,901,214
                                           2006  1.862   2.330  202,762,589
                                           2005  1.654   1.862  194,195,625
                                           2004  1.445   1.654  221,113,668
                                           2003  1.164   1.445  246,891,622
                                           2002  1.438   1.164  256,424,177
                                           2001  1.964   1.438  283,131,435
                                           2000     --   1.964  307,144,232
      Large Cap Core Fund (Division 76)    2007  1.097   1.174   47,416,402
                                           2006  0.997   1.097   81,372,372
                                           2005     --      --           --
      Large Capital Growth Fund
       (Division 79)                       2007  1.113   1.268  358,163,427
                                           2006  1.022   1.113  418,512,943
                                           2005     --      --           --
      Mid Cap Index Fund (Division 4)      2007 10.145  10.811  217,428,913
                                           2006  9.317  10.145  207,349,862
                                           2005  8.388   9.317  198,552,536
                                           2004  7.301   8.388  187,095,480
                                           2003  5.457   7.301  174,675,260
                                           2002  6.477   5.457  157,442,272
                                           2001  6.605   6.477  149,549,757
                                           2000  5.722   6.605  146,197,467
                                           1999  5.029   5.722  151,288,816
                                           1998  4.269   5.029  169,039,887
      Mid Cap Strategic Growth Fund
       (Division 83)                       2007  1.187   1.525  209,736,140
                                           2006  1.147   1.187  211,121,130
                                           2005     --      --           --
      Money Market I Fund (Division 6)     2007  2.044   2.119  164,860,982
                                           2006  1.973   2.044  147,203,713
                                           2005  1.940   1.973  128,654,836
                                           2004  1.944   1.940  129,467,234
                                           2003  1.952   1.944  161,634,525
                                           2002  1.947   1.952  205,010,837
                                           2001  1.897   1.947  224,050,426
                                           2000  1.807   1.897  240,116,959
                                           1999  1.743   1.807  233,940,123
                                           1998  1.674   1.743  147,547,688
      Nasdaq-100 Index Fund (Division 46)  2007  0.500   0.587  138,820,333
                                           2006  0.473   0.500  134,541,571
                                           2005  0.472   0.473  153,359,003
                                           2004  0.433   0.472  176,444,590
                                           2003  0.293   0.433  176,475,089
                                           2002  0.479   0.293   76,610,720
                                           2001  0.717   0.479   40,571,277
                                           2000     --   0.717    4,042,621
      Science & Technology Fund
       (Division 17)                       2007  2.308   2.689  292,041,687
                                           2006  2.202   2.308  349,489,774
                                           2005  2.153   2.202  433,689,791
                                           2004  2.157   2.153  535,595,406
                                           2003  1.439   2.157  622,810,395
                                           2002  2.430   1.439  597,759,509
                                           2001  4.173   2.430  611,628,753
                                           2000  6.399   4.173  594,274,024
                                           1999  3.216   6.399  517,699,561
                                           1998  2.286   3.216  418,601,069


                                                                   Number of
                                                   Unit    Unit      Units
                                                  Value   Value   Outstanding
  Fund Name                                  Year at 1/1 at 12/31  at 12/31
  ---------                                  ---- ------ -------- -----------
    Small Cap Aggressive Growth Fund
     (Division 86)                           2007 1.017   1.152    48,974,593
                                             2006 1.003   1.017    38,558,384
                                             2005    --      --            --
    Small Cap Fund (Division 18)             2007 2.881   2.676   138,219,053
                                             2006 2.685   2.881   170,990,484
                                             2005 2.526   2.685   205,943,433
                                             2004 2.144   2.526   238,208,574
                                             2003 1.588   2.144   268,362,373
                                             2002 2.093   1.588   276,885,630
                                             2001 2.226   2.093   299,564,434
                                             2000    --   2.226   314,734,469
    Small Cap Index Fund (Division 14)       2007 3.901   3.789   248,987,688
                                             2006 3.338   3.901   238,851,921
                                             2005 3.233   3.337   219,709,484
                                             2004 2.770   3.233   173,418,721
                                             2003 1.910   2.770   134,607,266
                                             2002 2.437   1.910   100,628,024
                                             2001 2.413   2.437    93,009,856
                                             2000 2.523   2.413    90,786,183
                                             1999 2.101   2.523    94,031,183
                                             1998 2.164   2.101   107,321,015
    Small Cap Special Values Fund
     (Division 84)                           2007 1.159   1.032   211,527,802
                                             2006 1.044   1.159   260,743,531
                                             2005    --      --            --
    Small-Mid Growth Fund (Division 85)      2007 1.054   1.014    98,751,123
                                             2006 1.015   1.054   124,969,528
                                             2005    --      --            --
    Stock Index Fund (Division 10)           2007 5.606   5.834   641,546,116
                                             2006 4.906   5.606   692,630,109
                                             2005 4.739   4.906   722,006,187
                                             2004 4.332   4.739   733,344,085
                                             2003 3.413   4.332   756,956,966
                                             2002 4.444   3.413   738,928,811
                                             2001 5.113   4.444   772,475,516
                                             2000 5.697   5.113   783,994,005
                                             1999 4.772   5.697   766,975,696
                                             1998 3.753   4.772   691,680,049
    Value Fund (Division 74)                 2007 1.387   1.459    55,860,982
                                             2006 1.204   1.387    47,029,448
                                             2005 1.143   1.204   106,759,435
                                             2004 0.993   1.143     5,566,386
                                             2003 0.796   0.993     3,243,907
                                             2002 1.000   0.796     1,907,257
                                             2001    --   1.000
  AIG Retirement Company II
    Aggressive Growth Lifestyle Fund
     (Division 48)                           2007 1.824   1.987    38,013,516
                                             2006 1.612   1.824    29,919,644
                                             2005 1.451   1.612    21,755,930
                                             2004 1.289   1.451    19,008,640
                                             2003 1.004   1.289    16,342,363
                                             2002 1.240   1.004    11,558,922
                                             2001 1.428   1.240     8,479,357
                                             2000 1.538   1.428     3,064,339
                                             1999 1.193   1.538       139,443
                                             1998    --   1.193
    Capital Appreciation Fund (Division 39)  2007 1.001   1.192    22,564,438
                                             2006 0.955   1.001     6,847,976
                                             2005 0.930   0.955     7,173,328
                                             2004 0.858   0.930     7,749,417
                                             2003 0.686   0.858     7,347,981
                                             2002 0.998   0.686     5,866,302
                                             2001 1.281   0.998     4,597,267
                                             2000 1.668   1.281     2,191,030
                                             1999 1.241   1.668       519,825
                                             1998    --   1.241

--------------------------------------------------------------------------------


                                                                 Number of
                                                 Unit    Unit      Units
                                                Value   Value   Outstanding
    Fund Name                              Year at 1/1 at 12/31  at 12/31
    ---------                              ---- ------ -------- -----------
      Conservative Growth Lifestyle Fund
       (Division 50)                       2007 1.776   1.888    22,356,559
                                           2006 1.632   1.776    17,055,833
                                           2005 1.548   1.632    15,152,237
                                           2004 1.429   1.548    13,226,075
                                           2003 1.229   1.429    11,189,541
                                           2002 1.304   1.229     7,989,699
                                           2001 1.337   1.304     7,345,651
                                           2000 1.307   1.337     3,163,014
                                           1999 1.162   1.307       203,221
                                           1998    --   1.162
      Core Bond Fund (Division 58)         2007 1.412   1.456   117,713,661
                                           2006 1.356   1.412    51,359,802
                                           2005 1.337   1.356    27,520,001
                                           2004 1.285   1.337    22,213,550
                                           2003 1.245   1.285    13,199,419
                                           2002 1.152   1.245     9,930,525
                                           2001 1.087   1.152     5,667,850
                                           2000 1.010   1.087       814,285
                                           1999 1.029   1.010        54,349
                                           1998    --   1.029
      High Yield Bond Fund (Division 60)   2007 1.812   1.825    89,538,441
                                           2006 1.626   1.812    57,954,424
                                           2005 1.527   1.626    44,238,174
                                           2004 1.328   1.527    39,464,716
                                           2003 1.029   1.328    31,141,647
                                           2002 1.056   1.029    11,554,260
                                           2001 1.004   1.056     8,434,842
                                           2000 1.076   1.004       431,009
                                           1999 1.053   1.076       136,423
                                           1998    --   1.053
      International Small Cap Equity Fund
       (Division 33)                       2007 2.071   2.175   284,895,727
                                           2006 1.735   2.071   233,726,830
                                           2005 1.350   1.735   121,703,328
                                           2004 1.140   1.350    15,045,345
                                           2003 0.897   1.140    15,336,882
                                           2002 1.094   0.897     9,751,067
                                           2001 1.361   1.094     5,523,146
                                           2000 1.635   1.361     3,937,263
                                           1999 1.052   1.635       167,387
                                           1998    --   1.052
      Large Cap Value Fund (Division 40)   2007 2.108   2.156   136,506,465
                                           2006 1.791   2.108   114,682,334
                                           2005 1.657   1.791    25,083,084
                                           2004 1.471   1.657    22,466,486
                                           2003 1.162   1.471    19,554,529
                                           2002 1.331   1.162    11,615,338
                                           2001 1.365   1.331     5,319,745
                                           2000 1.303   1.365     1,132,534
                                           1999 1.247   1.303       216,072
                                           1998    --   1.247
      Mid Cap Growth Fund (Division 37)    2007 1.312   1.484    50,257,714
                                           2006 1.149   1.312    37,682,153
                                           2005 1.041   1.149    35,768,812
                                           2004 0.931   1.041    38,665,585
                                           2003 0.677   0.931    38,639,597
                                           2002 0.978   0.677    28,059,999
                                           2001 1.417   0.978    18,834,319
                                           2000 1.423   1.417     3,354,590
                                           1999 1.348   1.423       477,094
                                           1998    --   1.348


                                                                   Number of
                                                   Unit    Unit      Units
                                                  Value   Value   Outstanding
  Fund Name                                  Year at 1/1 at 12/31  at 12/31
  ---------                                  ---- ------ -------- -----------
    Mid Cap Value Fund (Division 38)         2007 3.347   3.415   107,756,457
                                             2006 2.888   3.347    99,345,096
                                             2005 2.660   2.888    87,198,782
                                             2004 2.305   2.660    73,553,326
                                             2003 1.620   2.305    53,467,855
                                             2002 1.897   1.620    38,928,162
                                             2001 1.947   1.897    27,418,727
                                             2000 1.522   1.947     6,374,398
                                             1999 1.255   1.522       223,437
                                             1998    --   1.255
    Moderate Growth Lifestyle Fund
     (Division 49)                           2007 1.844   1.992    58,572,778
                                             2006 1.673   1.844    44,694,888
                                             2005 1.551   1.673    37,159,710
                                             2004 1.406   1.551    31,312,396
                                             2003 1.148   1.406    24,012,378
                                             2002 1.291   1.148    16,964,088
                                             2001 1.379   1.291    12,680,095
                                             2000 1.398   1.379     5,035,039
                                             1999 1.185   1.398       215,575
                                             1998    --   1.185
    Money Market II Fund (Division 44)       2007 1.213   1.260   223,310,298
                                             2006 1.169   1.213   156,300,640
                                             2005 1.146   1.169    55,418,724
                                             2004 1.146   1.146    47,203,913
                                             2003 1.147   1.146    48,507,704
                                             2002 1.141   1.147    55,192,758
                                             2001 1.109   1.141    42,669,882
                                             2000 1.054   1.109    14,885,109
                                             1999 1.013   1.054     4,089,393
                                             1998    --   1.013
    Small Cap Growth Fund (Division 35)      2007 1.624   1.677    24,916,073
                                             2006 1.488   1.624    23,403,119
                                             2005 1.431   1.488    23,026,702
                                             2004 1.300   1.431    23,436,506
                                             2003 0.898   1.300    21,201,957
                                             2002 1.347   0.898    12,177,837
                                             2001 1.781   1.347     7,360,232
                                             2000 2.273   1.781     2,825,155
                                             1999 1.349   2.273       298,665
                                             1998    --   1.349
    Small Cap Value Fund (Division 36)       2007 2.474   2.284    75,988,731
                                             2006 2.098   2.474    51,628,606
                                             2005 1.981   2.098    33,942,615
                                             2004 1.672   1.981    36,447,218
                                             2003 1.210   1.672    26,691,411
                                             2002 1.392   1.210    23,443,070
                                             2001 1.310   1.392    13,710,867
                                             2000 1.081   1.310     2,215,195
                                             1999 1.165   1.081       166,013
                                             1998    --   1.165
    Socially Responsible Fund (Division 41)  2007 1.481   1.528   569,830,560
                                             2006 1.290   1.481   285,730,988
                                             2005 1.249   1.290    92,619,529
                                             2004 1.145   1.249    66,177,719
                                             2003 0.899   1.145     3,134,200
                                             2002 1.182   0.899     2,009,798
                                             2001 1.349   1.182     1,579,023
                                             2000 1.497   1.349       821,758
                                             1999 1.278   1.497       282,396
                                             1998    --   1.278

--------------------------------------------------------------------------------


                                                                 Number of
                                                 Unit    Unit      Units
                                                Value   Value   Outstanding
     Fund Name                             Year at 1/1 at 12/31  at 12/31
     ---------                             ---- ------ -------- -----------
       Strategic Bond Fund (Division 59)   2007 1.860   1.922   134,462,026
                                           2006 1.726   1.860   101,694,271
                                           2005 1.658   1.726    73,060,919
                                           2004 1.510   1.658    48,488,686
                                           2003 1.274   1.510    29,922,875
                                           2002 1.204   1.274    13,615,201
                                           2001 1.097   1.204     8,634,572
                                           2000 1.082   1.097       212,572
                                           1999 1.050   1.082         2,324
                                           1998    --   1.050
     Public Funds
     AIG SunAmerica 2015 High Watermark
      (Division 81)                        2007 1.125   1.176    21,384,156
                                           2006 1.031   1.125    21,348,111
                                           2005 1.000   1.031    17,558,738
     AIG SunAmerica 2020 High Watermark
      (Division 82)                        2007 1.142   1.193     9,628,949
                                           2006 1.043   1.142     8,522,965
                                           2005 1.000   1.043     6,497,562
     Ariel Appreciation Fund (Division 69) 2007 1.765   1.723   149,402,054
                                           2006 1.607   1.765   179,015,204
                                           2005 1.577   1.607   221,437,590
                                           2004 1.408   1.577   229,890,934
                                           2003 1.086   1.408   206,608,880
                                           2002 1.224   1.086   158,623,399
                                           2001 1.063   1.224    67,080,699
                                           2000    --   1.063        96,941
     Ariel Fund (Division 68)              2007 1.971   1.918   179,090,018
                                           2006 1.804   1.971   203,597,513
                                           2005 1.805   1.804   248,747,221
                                           2004 1.495   1.805   238,319,819
                                           2003 1.179   1.495   164,155,846
                                           2002 1.257   1.179   113,898,765
                                           2001 1.111   1.257    39,549,061
                                           2000    --   1.111       159,237
     Lou Holland Growth Fund (Division 70) 2007 0.964   1.044    18,146,308
                                           2006 0.925   0.964    22,185,106
                                           2005 0.942   0.925    28,082,034
                                           2004 0.856   0.942    29,569,648
                                           2003 0.677   0.856    27,447,905
                                           2002 0.871   0.677    13,601,001
                                           2001 0.928   0.871     3,980,579
                                           2000    --   0.928       156,879
     Vanguard LifeStrategy Conservative
      Growth Fund (Division 54)            2007 1.500   1.585    28,505,070
                                           2006 1.373   1.500    24,932,287
                                           2005 1.331   1.373    23,620,566
                                           2004 1.247   1.331    21,191,862
                                           2003 1.084   1.247    15,549,861
                                           2002 1.159   1.084    10,459,117
                                           2001 1.174   1.159     6,514,468
                                           2000 1.154   1.174     1,431,730
                                           1999 1.084   1.154       554,101
                                           1998 0.948   1.084            --
     Vanguard LifeStrategy Growth Fund
      (Division 52)                        2007 1.615   1.714    65,934,408
                                           2006 1.408   1.615    54,454,410
                                           2005 1.334   1.408    46,018,176
                                           2004 1.200   1.334    39,074,462
                                           2003 0.945   1.200    29,501,426
                                           2002 1.137   0.945    20,497,136
                                           2001 1.264   1.137    13,888,206
                                           2000 1.353   1.264     7,294,970
                                           1999 1.168   1.353     1,591,689
                                           1998 0.975   1.168            --


                                                                 Number of
                                                 Unit    Unit      Units
                                                Value   Value   Outstanding
    Fund Name                              Year at 1/1 at 12/31  at 12/31
    ---------                              ---- ------ -------- -----------
    Vanguard LifeStrategy Moderate Growth
     Fund (Division 53)                    2007 1.570   1.664    70,289,060
                                           2006 1.403   1.570    62,422,794
                                           2005 1.344   1.403    54,569,540
                                           2004 1.231   1.344    44,712,770
                                           2003 1.018   1.231    31,957,206
                                           2002 1.150   1.018    18,944,658
                                           2001 1.218   1.150    11,325,293
                                           2000 1.245   1.218     3,343,004
                                           1999 1.126   1.245     1,354,406
                                           1998 0.959   1.126            --
    Vanguard Long-Term Investment-Grade
     Fund (Division 22)                    2007 1.909   1.961    72,272,448
                                           2006 1.875   1.909    93,197,696
                                           2005 1.801   1.875    92,563,685
                                           2004 1.670   1.801    88,925,721
                                           2003 1.587   1.670    91,817,451
                                           2002 1.416   1.587    88,869,618
                                           2001 1.305   1.416    73,154,092
                                           2000 1.180   1.305    48,181,776
                                           1999 1.271   1.180    49,616,245
                                           1998 1.177   1.271    44,122,646
    Vanguard Long-Term Treasury Fund
     (Division 23)                         2007 1.931   2.088   103,943,061
                                           2006 1.917   1.931   114,020,665
                                           2005 1.816   1.917   142,074,181
                                           2004 1.712   1.816   133,787,616
                                           2003 1.685   1.712   156,141,471
                                           2002 1.458   1.685   172,217,498
                                           2001 1.412   1.458   142,496,202
                                           2000 1.192   1.412   127,031,428
                                           1999 1.318   1.192   110,102,115
                                           1998 1.179   1.318    86,673,300
    Vanguard Wellington Fund (Division 25) 2007 2.473   2.646   509,447,867
                                           2006 2.179   2.473   488,943,410
                                           2005 2.065   2.179   480,789,133
                                           2004 1.881   2.065   456,537,648
                                           2003 1.577   1.881   418,314,508
                                           2002 1.715   1.577   369,219,080
                                           2001 1.667   1.715   335,336,029
                                           2000 1.529   1.667   294,438,826
                                           1999 1.483   1.529   328,701,408
                                           1998 1.340   1.483   253,840,498
    Vanguard Windsor II Fund (Division 24) 2007 2.623   2.648   522,891,970
                                           2006 2.246   2.623   552,878,216
                                           2005 2.125   2.246   565,988,092
                                           2004 1.819   2.125   528,124,696
                                           2003 1.416   1.819   505,959,163
                                           2002 1.724   1.416   461,319,939
                                           2001 1.808   1.724   442,850,924
                                           2000 1.566   1.808   378,017,315
                                           1999 1.683   1.566   426,529,299
                                           1998 1.465   1.683   372,737,595

Highlights
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The Portfolio Director Fixed and Variable Annuity is a Contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

Purchase Requirements: Purchase Payments may be made at any time and in any amount, subject to plan, VALIC, or Internal Revenue Code of 1986, as amended ("Code") limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. For more information on Purchase Payments, refer to the "Purchase Period."

Right to Cancel: You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that we receive your request, depending on your state law. See "Other Contract Features."

Expenses: There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct insurance charges of up to 1.25% annually of the average daily value of your Contract allocated to the Variable Account Options. See the "Fee Tables" and "Fees and Charges."

IncomeLOCK: IncomeLOCK is an optional feature designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero (the "Benefit"). Thus, IncomeLOCK may offer protection of a sure stream of income in the event of a significant market downturn or if your Account Value declines due to unfavorable investment performance.

The feature design provides for an automatic lock-in of the Contract's highest anniversary value (the maximum anniversary value or "MAV") during the first ten years from the endorsement effective date (the "Evaluation Period"). This feature guarantees lifetime withdrawals of an income stream in the manner described below, without annuitizing the Contract. If you decide not to take withdrawals under this feature, or you surrender your Contract, you will not receive the benefits of IncomeLOCK. You could pay for this feature and not need to use it. Likewise, depending on your Contract's market performance, you may never need to rely on IncomeLOCK.

IncomeLOCK is not available if you have an outstanding loan under the Contract. If you elect to take a loan after the Endorsement Date and while IncomeLock is still in effect, we will automatically terminate the Benefit.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may remove each Participant Year without a surrender charge. Please see the "Fees and Charges" section of this prospectus.

Any withdrawals taken may be subject to a 10% IRS penalty tax if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our annuity service center. Withdrawals greater than the required minimum distributions ("RMD") determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of this feature. In addition, if you have a qualified contract, tax law and the terms of the plan may restrict withdrawal amounts. Please see the "Surrender of Account Value" and "Federal Tax Matters" sections of this prospectus.

IncomeLOCK may be elected any time, provided you are age 75 or younger on the date of election. Please note that this feature and/or its components may not be available in your state. Please check with your financial advisor for availability and any additional restrictions. IncomeLOCK might not be appropriate for use with contributory qualified plans (401(k), 403(b), 457) or IRAs (traditional or Roth IRAs and SEPs) if you plan to make ongoing contributions. This is because the Benefit applies only to purchase payments made within the first two contract years if the Benefit is selected at Contract issue, or to the Account Value on the Endorsement Date if the Benefit is selected after Contract issue. We reserve the right to modify, suspend or terminate IncomeLOCK in its entirety or any component at any time for Contracts that have not yet been issued.

Federal Tax Information: Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those

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established under Code sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Before purchasing a deferred annuity for use in a qualified retirement plan or program, you should seek tax advice from your own tax advisor. For a more detailed discussion of these income tax provisions, see "Federal Tax Matters."


Surrender Charges: Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

Access to Your Money: You may withdraw money from your Contract during the Purchase Period. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See "Surrender of Account Value" and "Federal Tax Matters."

Loans: Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans ("IRAs"), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid).

Transfers: There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.


Transfers can be made by calling AIG Retirement's toll-free transfer service at 1-800-448-2542. For more information on account transfers, see "Transfers Between Investment Options."


Income Options: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See "Payout Period."

Death Benefits: Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The Death Benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Please note that the death benefit provisions may vary from state to state. See "Death Benefits."

Inquiries: If you have questions about your Contract, call your financial advisor or contact us at 1-800-448-2542.


 Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the Contract, as well as the risks of investing.

General Information
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About the Contracts

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer's plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called "Purchase Payments." The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Please refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see "Purchase Period" and "Payout Period."

About VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.


On August 29, 2001, AIG Life Holdings (US), Inc., formerly American General Corporation ("ALH"), a holding company and VALIC's indirect parent company, was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management.


American Home Assurance Company

The information below is applicable to you only if your Contract or Certificate was issued on or before December 31, 2006.

Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company ("American Home"), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company's Contract owners can enforce the guarantee directly.

American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time ("Point of Termination"). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.

About VALIC Separate Account A


When you direct money to the Contract's Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call "Divisions." Sixty Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the AIG Retirement Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

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VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the 1940 Act. Units of interest in VALIC Separate Account A are registered as securities under The Securities Act of 1933, as amended (the "1933 Act").

VALIC Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and AIG and ALH have no legal obligation to back these commitments.


Units of Interest

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

Distribution of the Contracts


The principal underwriter and distributor for VALIC Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority, unless such broker-dealers are exempt from the broker-dealer registration requirements of The Securities Exchange Act of 1934, as amended. VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of VALIC financial advisors. For more information about the Distributor, see "Distribution of Variable Annuity Contracts" in the Statement of Additional Information.


VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC's general overhead and are not charged back to employers, group employee benefit plans or plan participants.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each first-year Purchase Payment. Agents will receive commissions of approximately 1.2% for level Purchase Payments in subsequent years and up to 7% on increases in the amount of Purchase Payments in the year of the increase. In addition, the Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the "Fees and Charges" section in this prospectus.

Fixed and Variable Account Options
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The Contracts offer a choice from among several Variable Account Options and three Fixed Account Options. Depending on the selection made by your employer's plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned. The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns that are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

Fixed Account Options

Portfolio Director features up to three guaranteed fixed options. These options provide fixed-rate earnings and guarantee safety

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of principal. The guarantees are backed by the claims-paying ability of the Company, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

      Fixed Account Options               Investment Objective
      ---------------------               --------------------
      Fixed Account Plus         Invests in the general account assets
                                 of the Company. This account provides
                                 fixed-return investment growth for the
                                 long-term. It is credited with interest
                                 at rates set by VALIC. The account is
                                 guaranteed to earn at least a minimum
                                 rate of interest as shown in your
                                 Contract. Your money may be credited
                                 with a different rate of interest
                                 depending on the time period in which
                                 it is accumulated. Purchase Payments
                                 allocated to a fixed account option
                                 will receive a current rate of
                                 interest. There are limitations on
                                 transfers out of this option. If you
                                 transfer assets from Fixed Account Plus
                                 to another investment option, any
                                 assets transferred back into Fixed
                                 Account Plus within 90 days will
                                 receive a different rate of interest,
                                 than that paid for new Purchase
                                 Payments.

      Short-Term Fixed Account   Invests in the general account assets
                                 of the Company. This account provides
                                 fixed-return investment growth for the
                                 short-term. It is credited with
                                 interest at rates set by VALIC, which
                                 may be lower than the rates credited to
                                 Fixed Account Plus, above. The account
                                 is guaranteed to earn at least a
                                 minimum rate of interest as shown in
                                 your Contract. Your money may be
                                 credited with a different rate of
                                 interest depending on the time period
                                 in which it is accumulated.

      Multi-Year Enhanced Option Invests in the general account assets
       ("Multi-Year Option")     of the Company. This account is a
                                 long-term investment option, providing
                                 a guaranteed interest rate for a
                                 guaranteed period (three, five, seven,
                                 or ten years) ("MVA Term"). Please see
                                 your Contract for minimum investment
                                 amounts and other requirements and
                                 restrictions. This option may not be
                                 available in all employee plans or
                                 states. All MVA Terms may not be
                                 available. Please see your financial
                                 advisor for information on the MVA
                                 Terms that are currently offered.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month, and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. VALIC guarantees that all contributions received during a calendar month will receive that month's current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.

Variable Account Options

The Contracts enable you to participate in Divisions that represent Variable Account Options, shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. We reserve the right to limit the investment options available under your Contract if you elect IncomeLOCK.


Several of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public (retail investors) outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. These funds are listed in the front of the prospectus as "Public Funds." If your Contract is a tax-deferred Nonqualified annuity that is not part of your employer's retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Public Funds will not be available within your Contract, due to Internal Revenue Code requirements concerning investor control. Therefore, the Nonqualified annuities listed above and ineligible deferred compensation 457(f) plans and private sector top-hat plans may invest only in AIG Retirement Company I and II.

The Variable Account Options shown below include a brief description of each Fund, including its investment objective. We also show the investment adviser for each Fund, and investment sub-adviser, if applicable. Please see the separate Fund prospectuses for more detailed information on each Fund's management fees and total expenses, investment strategy and risks, as well as a history of any changes to a Fund's investment adviser or sub-adviser. You should read the prospectuses carefully before investing. Additional copies are available from AIG Retirement at 1-800-448-2542 or online at www.aigretirement.com.

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Please refer to your employer's retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund's prospectus.

Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well balanced and diversified investment portfolio. As just one example, investing more than 20% of an investor's total retirement savings in any one company or industry may cause that individual's retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk. The United States Department of Labor provides many plan sponsors and participants with helpful information about the importance of diversification at: www.dol.gov/ebsa/investing.html.

AIG SunAmerica Asset Management Corp. and AIG Global Investment Corp. are each affiliated with the adviser, VALIC, due to common ownership. Please note that the Ariel Fund and Ariel Appreciation Fund are not available in any 457 plans, except by special arrangement.


Variable Account Options                        Investment Objective                           Adviser and Sub-Adviser
------------------------                        --------------------                           -----------------------
AIG SunAmerica           Each High Watermark Fund seeks capital appreciation to the         Adviser: Trajectory Asset
2015 High Watermark Fund extent consistent with preservation of capital investment gains in Management LLC order to have a net asset value ("NAV") on its Protected Maturity
AIG SunAmerica           Date at least equal to the Protected High Watermark Value. Each    (AIG SunAmerica Asset
2020 High Watermark Fund High Watermark Fund seeks high total return as a secondary         Management Corp. is the daily
                         objective.                                                         business manager.)

                         If you hold your Variable Investment Option Units until the
                         Protected Maturity Date, you will be entitled to redeem your shares for no less than the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High
                         Watermark Fund reaching this value, and any extraordinary
                         expenses, and increased by appreciation in share value
                         subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

                         The Protected Maturity Date for each High Watermark Fund is:
                         2015 High Watermark Fund            August 31, 2015
                         2020 High Watermark Fund            August 31, 2020

                         If you may need access to your money at any point prior to the
                         Protected Maturity Date, you should consider the
                         appropriateness of investing in the High Watermark Funds.
                         Investors who redeem before the Protected Maturity Date will receive the current Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the initial investment.

                         An investment in the High Watermark Funds may not be
                         appropriate for persons enrolled in Guided Portfolio Services/SM/, an investment advisory product offered by AIG Retirement
                         Advisors, Inc.

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    Variable Account Options                             Investment Objective
    ------------------------                             --------------------
Ariel Appreciation Fund -- a     Seeks long-term capital appreciation by investing primarily in the series of Ariel Investment Trust stocks of medium-sized companies with market capitalizations between $2.5 billion and $15 billion at the time of initial purchase.

Ariel Fund -- a series of Ariel  Seeks long-term capital appreciation by investing primarily in
Investment Trust                 the stocks of small companies with a market capitalization generally between $1 billion and $5 billion at the time of initial purchase.

Lou Holland Growth Fund          The fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. The fund will invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Vanguard LifeStrategy            Seeks to provide current income and low to moderate capital
Conservative Growth Fund         appreciation. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 40% of assets to bonds, 20% to short-
                                 term fixed income investments, and 40% to common stocks.
                                 The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                 investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Vanguard LifeStrategy            Seeks to provide capital appreciation and some current income.
Growth Fund                      This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to common stocks and 20% to bonds.
                                 The fund's indirect stock holdings consist substantially of large-
                                 cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.
                                 stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S.
                                 government, agency, and investment-grade corporate bonds,
                                 as well as mortgage-backed and asset-backed securities.

Vanguard LifeStrategy            Seeks to provide capital appreciation and a low to moderate
Moderate Growth Fund             level of current income. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to common stocks and 40% to bonds. The fund's indirect stock
                                 holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
                                 The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                 investment-grade corporate bonds, as well as mortgage-
                                 backed securities.

Vanguard Long-Term               Seeks to provide a high and sustainable level of current income
Investment-Grade Fund            by investing in a variety of high quality and, to a lesser extent, medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Vanguard Long-Term               Seeks to provide a high and sustainable level of current income
Treasury Fund                    by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.


                        Investment Objective                            Adviser and Sub-Adviser
                        --------------------                            -----------------------
Seeks long-term capital appreciation by investing primarily in the    Adviser: Ariel Capital
stocks of medium-sized companies with market capitalizations          Management, LLC
between $2.5 billion and $15 billion at the time of initial purchase.

Seeks long-term capital appreciation by investing primarily in        Adviser: Ariel Capital
the stocks of small companies with a market capitalization            Management, LLC
generally between $1 billion and $5 billion at the time of
initial purchase.

The fund primarily seeks long-term growth of capital. The receipt     Adviser: Holland Capital
of dividend income is a secondary consideration. The fund will        Management, LLC
invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Seeks to provide current income and low to moderate capital           The fund does not employ an
appreciation. This is a fund of funds, investing in other Vanguard    investment adviser. Instead,
mutual funds according to a fixed formula that typically results      the fund's Board of Trustees
in an allocation of about 40% of assets to bonds, 20% to short-       decides how to allocate the
term fixed income investments, and 40% to common stocks.              fund's assets among the
The fund's indirect bond holdings are a diversified mix of short-,    underlying funds.
intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Seeks to provide capital appreciation and some current income.        The fund does not employ an
This is a fund of funds, investing in other Vanguard mutual funds     investment adviser. Instead,
according to a fixed formula that typically results in an allocation  the fund's Board of Trustees
of about 80% of assets to common stocks and 20% to bonds.             decides how to allocate the
The fund's indirect stock holdings consist substantially of large-    fund's assets among the
cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.       underlying funds.
stocks and foreign stocks. Its indirect bond holdings are a
diversified mix of short-, intermediate- and long-term U.S.
government, agency, and investment-grade corporate bonds,
as well as mortgage-backed and asset-backed securities.

Seeks to provide capital appreciation and a low to moderate           The fund does not employ an
level of current income. This is a fund of funds, investing in        investment adviser. Instead,
other Vanguard mutual funds according to a fixed formula that         the fund's Board of Trustees
typically results in an allocation of about 60% of assets to          decides how to allocate the
common stocks and 40% to bonds. The fund's indirect stock             fund's assets among the
holdings consist substantially of large-cap U.S. stocks and, to a     underlying funds.
lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, as well as mortgage-
backed securities.

Seeks to provide a high and sustainable level of current income       Adviser: Wellington
by investing in a variety of high quality and, to a lesser extent,    Management Company, LLP
medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Seeks to provide a high and sustainable level of current income       Adviser: The Vanguard Group
by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

--------------------------------------------------------------------------------


 Variable Account Options                          Investment Objective                           Adviser and Sub-Adviser
 ------------------------                          --------------------                           -----------------------
Vanguard Wellington Fund    Seeks to provide long-term capital appreciation and reasonable     Adviser: Wellington
                            current income by investing in dividend-paying, and, to a lesser   Management Company, LLP
                            extent, non-dividend-paying common stocks of established
                            medium- and large-sized companies. In choosing these
                            companies, the Adviser seeks those that appear to be
                            undervalued but which have prospects to improve. The fund
                            also invests in investment grade corporate bonds, with some exposure to U.S. Treasury, government agency and
                            mortgage-backed securities.

Vanguard Windsor II Fund    Seeks to provide long-term capital appreciation and income. The    Advisers: Armstrong, Shaw
                            fund invests mainly in large- and mid-sized companies whose        Associates, Inc.; Barrow,
                            stocks are considered by an adviser to be undervalued.             Hanley, Mewhinney &
                                                                                               Strauss, Inc.; Equinox Capital
                                                                                               Management, LLC; Hotchkis
                                                                                               and Wiley Capital
                                                                                               Management, LLC; Tukman
                                                                                               Capital Management, Inc.; and
                                                                                               The Vanguard Group

AIG Retirement Company I

Asset Allocation Fund       Seeks maximum aggregate rate of return over the long term          Adviser: VALIC
                            through controlled investment risk by adjusting its investment     Sub-Adviser: AIG Global
                            mix among stocks, long-term debt securities and short-term         Investment Corp.
                            money market securities.

Blue Chip Growth Fund       Seeks long-term capital growth by investing in the common          Adviser: VALIC
                            stocks of large and medium-sized blue chip growth companies.       Sub-Adviser: T. Rowe Price
                            Income is a secondary objective.                                   Associates, Inc.

Broad Cap Value Income Fund Seeks total return through capital appreciation with income as a   Adviser: VALIC
                            secondary objective by investing primarily in equity securities of Sub-Adviser: Barrow, Hanley,
                            U.S. large- and medium-capitalization companies that are           Mewhinney & Straus, Inc.
                            undervalued.

Capital Conservation Fund   Seeks the highest possible total return consistent with the        Adviser: VALIC
                            preservation of capital through current income and capital gains   Sub-Adviser: AIG Global
                            on investments in intermediate- and long-term debt instruments     Investment Corp.
                            and other income producing securities.

Core Equity Fund            Seeks long-term growth of capital through investment primarily     Adviser: VALIC
                            in the equity securities of large-cap quality companies with long- Sub-Adviser: BlackRock
                            term growth potential.                                             Financial Management, LLC

Core Value Fund             Seeks capital growth by investing in common stocks, though the     Adviser: VALIC
                            fund may invest in securities other than stocks. Current income    Sub-Adviser: American
                            is a secondary objective. Two investment strategies will be        Century Investment
                            utilized. Half of the assets will be managed by employing a        Management, Inc.
                            quantitative income and growth investment strategy, while the remainder of the assets will be managed using a portfolio
                            optimization technique. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk. The sub-adviser also attempts to create a dividend yield for the fund that will be greater than that of the
                            S&P 500(R) Index.

--------------------------------------------------------------------------------


  Variable Account Options                           Investment Objective                            Adviser and Sub-Adviser
  ------------------------                           --------------------                            -----------------------
Foreign Value Fund           Seeks long-term growth of capital by investing primarily in equity    Adviser: VALIC
                             securities of companies located outside the U.S., including           Sub-Adviser: Templeton
                             emerging markets.                                                     Global Advisors Limited

Global Equity Fund           Seeks capital appreciation by investing primarily in mid-cap and      Adviser: VALIC
                             large-cap companies with market capitalizations in excess of          Sub-Adviser: Putnam
                             $1 billion, although it can invest in companies of any size.          Investment Management, LLC

Global Social Awareness Fund Seeks to obtain growth of capital through investment, primarily       Adviser: VALIC
(formerly Social             in common stocks, in companies which meet the social criteria         Sub-Adviser: AIG Global
Awareness Fund)              established for the fund. The fund will typically invest in stocks of Investment Corp.
                             large capitalization companies domiciled in the U.S., Europe,
                             Japan and other developed markets. The fund does not invest in companies that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the production of products that have a severe impact on the environment; labor relations/labor disputes; or that have
                             operations in countries with significant human rights concerns.

Global Strategy Fund         Seeks high total return by investing in equity securities of          Adviser: VALIC
                             companies in any country, fixed income (debt) securities of           Sub-Adviser: Franklin
                             companies and governments of any country, and in money                Advisors, Inc. and Templeton
                             market instruments.                                                   Investment Counsel, LLC

Government Securities Fund   Seeks high current income and protection of capital through           Adviser: VALIC
                             investments in intermediate- and long-term U.S. government and        Sub-Adviser: AIG Global
                             government-sponsored debt securities.                                 Investment Corp.

Growth Fund (formerly VALIC  Seeks long-term capital growth by using distinct investment           Adviser: VALIC
Ultra Fund)                  strategies: a growth strategy (investing primarily in larger sized    Sub-Adviser: American
                             U.S. companies); a disciplined growth strategy utilizing              Century Global Investment
                             quantitative management techniques; and a global growth               Management, Inc.
                             strategy (investing primarily in equity securities of issuers located in developed countries world-wide including the U.S.).

Growth & Income Fund         Seeks to provide long-term growth of capital and secondarily,         Adviser: VALIC
                             current income, through investment in common stocks and               Sub-Adviser: AIG SunAmerica
                             equity-related securities.                                            Asset Management Corp.

Health Sciences Fund         Seeks long-term capital growth through investments primarily in       Adviser: VALIC
                             the common stocks of companies engaged in the research,               Sub-Adviser: T. Rowe Price
                             development, production, or distribution of products or services      Associates, Inc.
                             related to health care, medicine, or the life sciences.

Inflation Protected Fund     Seeks maximum real return, consistent with appreciation of            Adviser: VALIC
                             capital and prudent investment management. The fund invests in        Sub-Adviser: AIG Global
                             inflation-indexed fixed income securities issued by U.S. and non-     Investment Corp.
                             U.S. governments and corporations.

International Equities Fund  Seeks to provide long-term growth of capital through                  Adviser: VALIC
                             investments primarily in a diversified portfolio of equity and        Sub-Adviser: AIG Global
                             equity-related securities of foreign issuers that, as a group, the    Investment Corp.
                             Sub-Adviser believes may provide investment results closely corresponding to the performance of the Morgan Stanley Capital
                             International, Europe, Australasia and the Far East Index.

--------------------------------------------------------------------------------


  Variable Account Options                            Investment Objective                           Adviser and Sub-Adviser
  ------------------------                            --------------------                           -----------------------
International Government      Seeks high current income through investments primarily in           Adviser: VALIC
Bond Fund                     investment grade debt securities issued or guaranteed by foreign     Sub-Adviser: AIG Global
                              governments. This fund is classified as "non-diversified" because    Investment Corp.
                              it expects to concentrate in certain foreign government
                              securities. Also, the fund attempts to have all of its investments payable in foreign securities. The fund may convert its cash to foreign currency.

International Growth I Fund   Seeks capital growth through investments primarily in equity         Adviser: VALIC
                              securities of issuers in developed foreign countries. The Sub-       Sub-Adviser: American
                              Adviser uses an investment strategy it developed to invest in        Century Global Investment
                              stocks it believes will increase in value over time.                 Management, Inc., Invesco
                                                                                                   Aim Capital Management, Inc.
                                                                                                   and Massachusetts Financial
                                                                                                   Services Company

Large Cap Core Fund           Seeks capital growth with the potential for current income by        Adviser: VALIC
                              investing in the common stocks of large-sized U.S. companies         Sub-Adviser: Evergreen
                              (i.e., companies whose market capitalization falls within the        Investment Management
                              range tracked in the Russell 1000(R) Index).                         Company, LLC

Large Capital Growth Fund     Seeks to provide long-term growth of capital by investing in         Adviser: VALIC
                              securities of large-cap companies (i.e., companies whose market      Sub-Adviser: Invesco Aim
                              capitalization falls within the range tracked in the Russell 1000(R) Capital Management, Inc. and
                              Index).                                                              AIG SunAmerica Asset
                                                                                                   Management Corp.

Mid Cap Index Fund            Seeks to provide growth of capital through investments primarily     Adviser: VALIC
                              in a diversified portfolio of common stocks that, as a group, are    Sub-Adviser: AIG Global
                              expected to provide investment results closely corresponding to      Investment Corp.
                              the performance of the S&P MidCap 400(R) Index.

Mid Cap Strategic Growth Fund Seeks long-term capital growth by investing primarily in growth-     Adviser: VALIC
(formerly Mid Capital         oriented equity securities of U.S. mid-cap companies and, to a       Sub-Adviser: Morgan Stanley
Growth Fund)                  limited extent, foreign companies.                                   Investment Management, Inc.
                                                                                                   d/b/a Van Kampen and Brazos
                                                                                                   Capital Management, LP

Money Market I Fund           Seeks liquidity, protection of capital and current income through    Adviser: VALIC
                              investments in short-term money market instruments.                  Sub-Adviser: AIG SunAmerica
                                                                                                   Asset Management Corp.

Nasdaq-100(R) Index Fund      Seeks long-term capital growth through investments in the            Adviser: VALIC
                              stocks that are included in the Nasdaq-100 Index(R). The fund is a   Sub-Adviser: AIG Global
                              non-diversified fund, meaning that it can invest more than 5% of     Investment Corp.
                              its assets in the stock of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.

Real Estate Fund              Seeks high total return through long-term growth of capital and      Adviser: VALIC
                              current income by investing primarily in a diversified portfolio of  Sub-Adviser: Invesco Aim equity investments in real estate and real estate-related companies. Capital Management, Inc. and
                                                                                                   Goldman Sachs Asset
                                                                                                   Management, L.P.

--------------------------------------------------------------------------------


  Variable Account Options                            Investment Objective                            Adviser and Sub-Adviser
  ------------------------                            --------------------                            -----------------------
Science & Technology Fund     Seeks long-term capital appreciation through investments             Adviser: VALIC
                              primarily in the common stocks of companies that are expected        Sub-Adviser: T. Rowe Price
                              to benefit from the development, advancement, and use of             Associates, Inc., RCM Capital
                              science and technology. Several industries are likely to be          Management LLC and
                              included, such as electronics, communications, e-commerce,           Wellington Management
                              information services, media, life sciences and health care,          Company, LLP
                              environmental services, chemicals and synthetic materials, defense and aerospace, nanotechnology, energy equipment and services and electronic manufacturing.

Small Cap Aggressive          Seeks capital growth by investing in equity securities of small      Adviser: VALIC
Growth Fund                   U.S. companies (i.e., companies whose market capitalization falls    Sub-Adviser: Wells Capital
                              within the Russell 2000(R) Index).                                   Management Incorporated

Small Cap Fund                Seeks to provide long-term capital growth by investing primarily     Adviser: VALIC
                              in the stocks of small companies, with market capitalizations at     Sub-Adviser: Invesco Aim
                              the time of purchase which fall 1) within or below range of          Capital Management, Inc.,
                              companies in either the current Russell 2000(R) or S&P SmallCap      T. Rowe Price Associates, Inc.
                              600(R) Indices, or 2) below the three-year average maximum           and Bridgeway Capital
                              market cap of companies in the index as of December 31 of the        Management, Inc.
                              three preceding years.

Small Cap Index Fund          Seeks to provide growth of capital through investment primarily      Adviser: VALIC
                              in a diversified portfolio of common stocks that, as a group, the    Sub-Adviser: AIG Global
                              Sub-Adviser believes may provide investment results closely          Investment Corp.
                              corresponding to the performance of the Russell 2000(R) Index.

Small Cap Special Values Fund Seeks to produce growth of capital by investing primarily in         Adviser: VALIC
                              common stocks of small U.S. companies.                               Sub-Adviser: Evergreen
                                                                                                   Investment Management
                                                                                                   Company and Putnam
                                                                                                   Investment Management, LLC

Small-Mid Growth Fund         Seeks to achieve its investment goal by investing primarily in       Adviser: VALIC
(formerly Small Cap Strategic stocks of U.S. companies with small and medium market                Sub-Adviser: Evergreen
Growth Fund)                  capitalizations that the sub-adviser believes have the potential for Investment Management
                              above average growth.                                                Company, LLC

Stock Index Fund              Seeks long-term capital growth through investment in common          Adviser: VALIC
                              stocks that, as a group, are expected to provide investment          Sub-Adviser: AIG Global
                              results closely corresponding to the performance of the              Investment Corp.
                              S&P 500(R) Index.

Value Fund                    Seeks capital appreciation through investments primarily in          Adviser: VALIC
                              common stocks of large U.S. companies, focusing on value             Sub-Adviser:
                              stocks that the Sub-Adviser believes are currently undervalued by    OppenheimerFunds, Inc.
                              the market.

AIG Retirement Company II

Aggressive Growth             Seeks growth through investments in a combination of the             Adviser: VALIC
Lifestyle Fund                different funds offered in AIG Retirement Company I and AIG          Sub-Adviser: AIG Global
                              Retirement Company II. The indirect holdings for this fund of        Investment Corp.
                              funds are primarily in equity securities of domestic and foreign companies of any market capitalization, and fixed-income
                              securities of domestic issuers.

--------------------------------------------------------------------------------


   Variable Account Options                            Investment Objective                           Adviser and Sub-Adviser
   ------------------------                            --------------------                           -----------------------
Capital Appreciation Fund      Seeks long-term capital appreciation by investing primarily in a     Adviser: VALIC
                               broadly diversified portfolio of stocks and other equity securities  Sub-Adviser: Bridgeway
                               of U.S. companies.                                                   Capital Management, Inc.

Conservative Growth            Seeks current income and low to moderate growth of capital           Adviser: VALIC
Lifestyle Fund                 through investments in a combination of the different funds          Sub-Adviser: AIG Global
                               offered in AIG Retirement Company I and AIG Retirement               Investment Corp.
                               Company II. The indirect holdings for this fund of funds are primarily in fixed-income securities of domestic and foreign issuers and equity securities of domestic companies.

Core Bond Fund                 Seeks the highest possible total return consistent with the          Adviser: VALIC
                               conservation of capital through investments in medium- to high-      Sub-Adviser: AIG Global
                               quality fixed income securities. These securities include            Investment Corp.
                               corporate debt securities of domestic and foreign companies, securities issued or guaranteed by the U.S. government, and mortgage-backed, or asset-backed securities.


High Yield Bond Fund           Seeks the highest possible total return and income consistent        Adviser: VALIC
                               with conservation of capital through investment in a diversified     Sub-Adviser: AIG Global
                               portfolio of high yielding, high risk fixed income securities. These Investment Corp.
                               securities are in below-investment-grade junk bonds.

International Small Cap        Seeks to provide long-term capital appreciation through equity       Adviser: VALIC
Equity Fund                    and equity-related securities of small cap companies throughout      Sub-Adviser: AIG Global
                               the world, excluding the U.S.                                        Investment Corp.

Large Cap Value Fund           Seeks to provide total returns that exceed over time the Russell     Adviser: VALIC
                               1000(R) Value Index through investment in equity securities. The     Sub-Adviser: SSgA Funds
                               Russell 1000(R) Value Index is a sub-index of the Russell 3000(R)    Management, Inc.
                               Index, which follows the 3,000 largest U.S. companies, based on total market capitalization.

Mid Cap Growth Fund            Seeks long-term capital appreciation principally through             Adviser: VALIC
                               investments in medium-capitalization equity securities, such as      Sub-Adviser: Invesco Aim
                               common and preferred stocks and securities convertible into          Capital Management, Inc.
                               common stocks. The Sub-Adviser defines mid-sized companies as companies that are included in the Russell MidCap(R) Index.

Mid Cap Value Fund             Seeks capital growth, through investment in equity securities of     Adviser: VALIC
                               medium capitalization companies using a value-oriented               Sub-Adviser: FAF Advisors,
                               investment approach. Mid-capitalization companies include            Inc. and Wellington
                               companies with a market capitalization equaling or exceeding         Management Company, LLP
                               $500 million, but not exceeding the largest market capitalization of the Russell MidCap(R) Index range.

Moderate Growth Lifestyle Fund Seeks growth and current income through investments in a             Adviser: VALIC
                               combination of the different funds offered in AIG Retirement         Sub-Adviser: AIG Global
                               Company I and AIG Retirement Company II. This fund of funds          Investment Corp.
                               indirect holdings are primarily in domestic and foreign fixed-
                               income securities and equity securities of domestic large-
                               capitalizations companies.

Money Market II Fund           Seeks liquidity, protection of capital and current income through    Adviser: VALIC
                               investments in short-term money market instruments.                  Sub-Adviser: AIG SunAmerica
                                                                                                    Asset Management Corp.

Small Cap Growth Fund          Seeks long-term capital growth through investments primarily in      Adviser: VALIC
                               the equity securities of small companies with market caps at the     Sub-Adviser: JPMorgan
                               time of purchase, equal to or less than the largest company in       Investment Management Inc.
                               the Russell 2000(R) Index during most recent 12-month period.

--------------------------------------------------------------------------------


Variable Account Options                          Investment Objective                           Adviser and Sub-Adviser
------------------------                          --------------------                           -----------------------
Small Cap Value Fund      Seeks to provide maximum long-term return, consistent with            Adviser: VALIC
                          reasonable risk to principal, by investing primarily in securities of Sub-Adviser: JPMorgan
                          small-capitalization companies in terms of revenue and/or market      Investment Advisors, Inc.
                          capitalization. Small-cap companies are companies whose
                          market capitalization is equal to or less than the largest company in the Russell 2000(R) Index during the most recent 12-month period.

Socially Responsible Fund Seeks to obtain growth of capital through investment, primarily       Adviser: VALIC
                          in equity securities, of companies which meet the social criteria     Sub-Adviser: AIG Global
                          established for the fund. The fund does not invest in companies       Investment Corp.
                          that are significantly engaged in the production of nuclear energy; the manufacture of weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the
                          production of products that significantly pollute the environment;
                          labor relations/labor disputes; or significant workplace violations.

Strategic Bond Fund       Seeks the highest possible total return and income consistent         Adviser: VALIC
                          with conservation of capital through investment in a diversified      Sub-Adviser: AIG Global
                          portfolio of income producing securities. The fund invests in a       Investment Corp.
                          broad range of fixed-income securities, including investment-
                          grade bonds, U.S. government and agency obligations,
                          mortgage-backed securities, and U.S., Canadian, and foreign high risk, high yield bonds.



A detailed description of the fees, investment objective, strategy, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.aigretirement.com.


Purchase Period
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

Account Establishment

You may establish an account through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts ("individual contracts").

The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000.00. Minimum initial and subsequent Purchase Payments are as follows:

                                       Initial Subsequent
                      Contract Type    Payment  Payment
                      -------------    ------- ----------
                      Periodic Payment $   30     $ 30
                      Single Payment.. $1,000      -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

When an initial Purchase Payment is accompanied by an application, within 2 Business Days we will:

  . Accept the application and establish your account. We will also apply your Purchase Payment by crediting the amount, on the date we accept your application, to the Fixed or Variable Account Option selected; or

  .   Reject the application and return the Purchase Payment; or

  . Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, on the date we accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

--------------------------------------------------------------------------------


If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

Return Purchase Payments. If we do not have your name, address or Social Security Number ("SSN"), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or


Employer-Directed Account. If we have your name, address and SSN and we have an Employer-Directed Account Agreement with your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in a Money Market Division, or other investment options chosen by your employer. You may not transfer these amounts until VALIC has received a completed application or enrollment form; or

Starter Account. If we have your name, address and SSN, but we do not have an Employer-Directed Account Agreement with your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option available for your plan or other investment options chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.


If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

When Your Account Will Be Credited

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).


If the Purchase Payment is in good order as described and is received by our bank by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after 4:00 p.m. Eastern time will be credited the next Business Day.


Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

Purchase Units

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following the close of regular trading of the NYSE, normally 4:00 p.m. Eastern time. Note that the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Purchase Units may be shown as "Number of Shares" and the Purchase Unit Values may be shown as "Share Price" on some account statements. See "Purchase Unit Value" in the SAI for more information and an illustration of the calculation of the unit value.

Calculation of Value for Fixed Account Options

The Fixed Account Plus and the Short-Term Fixed Accounts are part of the Company's general assets. The Multi-Year Option may be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "General Information" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

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The value of your Fixed Account Option is calculated on a given Business Day as shown below:

              Value of Your Fixed Account Options*
          =   (equals)
              All Purchase Payments made to the Fixed Account Options
          +   (plus)
              Amounts transferred from Variable Account Options to the Fixed Account Options
          +   (plus)
              All interest earned
          -   (minus)
              Amounts transferred or withdrawn from Fixed Account
              Options (including applicable fees and charges)

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* This value may be subject to a market value adjustment under the Multi-Year Option.

Calculation of Value for Variable Account Options


You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the "General Information, Variable Account Options" section in this prospectus and in each Mutual Fund's prospectus. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See "Fees and Charges." Your account will be credited with the applicable number of Purchase Units. If the Purchase Payment is in good order as described and is received by our bank by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day's Purchase Unit value. Purchase Payments in good order received by our bank after 4:00 p.m. Eastern time will be credited the next Business Day and will receive the next Business Day's Purchase Unit value. Because Purchase Unit values for each Mutual Fund change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.


Premium Enhancement Credit

From time to time, VALIC may offer a 2% and 4% premium enhancement credit ("Premium Enhancement") to a Participant meeting certain criteria as described below. The Premium Enhancement will be added to the Account Value as earnings, allocated to the Fixed and Variable Account Options in the same manner as the Participant's contributions or Eligible Deposits to the account.

Eligibility Criteria -- 4% Premium Enhancement Credit

Participants. An "Eligible Participant" is a Participant employed in the K-12 market (educators and administrators and other employees eligible to participate in a 403(b) or 457(b) program in elementary and secondary schools) who opens a new 403(b) or 457(b) Portfolio Director account with VALIC and who is no longer in the free look period. A "new" 403(b) or 457(b) account is an account that is the Participant's first annuity account on the VALIC Portfolio Director recordkeeping system.

Contributions. A Premium Enhancement of 4% will be paid following the receipt and crediting of "First-Year" contributions made to the new account that are received and credited by VALIC, for a period of one year, beginning as of the date of the first contribution made to the new account in accordance with a salary reduction arrangement, on or after the endorsement effective date. A First-Year contribution does not include amounts rolled over or directly transferred to VALIC from another retirement contract or program, or to amounts attributable to employer contributions.

Contracts. This program is available only to certain 403(b) or 457(b) Portfolio Director accounts at this time. This does not include Contracts that are subject to the Employee Retirement Income Security Act of 1974 ("ERISA") or group Contracts that require permission or notice to offer this Premium Enhancement.

Eligibility Criteria -- 2% Premium Enhancement Credit

Participants. An "Eligible Participant" is any Participant, new or existing, with a Portfolio Director account in the nonqualified, IRA or K-12 markets. The K-12 market includes educators, administrators and other employees eligible to participate in a 403(b) or 457(b) program in elementary and secondary schools.

Rollover Deposits. A Premium Enhancement of 2% will be paid following the receipt and crediting of Purchase Payments of $50,000 or more that are rolled over or transferred directly to VALIC from a non-VALIC retirement contract or program ("Eligible Deposit") on or after the endorsement effective date. We will total all such Eligible Deposits that we receive within a 90-day period in order to meet the $50,000 minimum requirement. An Eligible Deposit does not include a periodic Purchase Payment made to the Contract under a salary reduction arrangement; a Purchase Payment attributable to employer contributions; or a transfer or exchange from any other VALIC product. Eligibility for the Premium Enhancement will immediately end if an Eligible Participant takes a withdrawal from the Contract any time after we credit a Premium Enhancement to the Account Value. Participants may not transfer amounts in and out of a Contract to receive multiple bonuses on the same monies.

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Contracts. This program is available only to Portfolio Director accounts in the nonqualified, IRA or K-12 markets at this time. This does not include the Portfolio Director Freedom Plus IRA Contract; or Contracts that are subject to ERISA; or group Contracts that require permission or notice to offer this Premium Enhancement.

Important Information Applicable to Either Premium Enhancement Credit

The Premium Enhancement will not be counted as premium for contribution limits and is not considered to be an "Eligible Purchase Payment" for the IncomeLOCK program; however, any earnings on the Premium Enhancement will be included as a part of the Anniversary Value. The Premium Enhancement will be immediately available for withdrawal, annuitization or payment of a death benefit; thus, the participant will be vested in the amount of the Premium Enhancement. The Premium Enhancement and any gains or losses attributable to it will be treated as "earnings" for all purposes under the Contract. As such, the Premium Enhancement will be subject to all of the rights and limitations that would otherwise apply under the Contract to earnings, gains or other credits. We may offer this Premium Enhancement program for certain periods each year. We reserve the right to modify, suspend or terminate the Premium Enhancement for Contracts that have not yet been issued. Additionally, we reserve the right to withhold payment of the Premium Enhancement until the expiration of the Contract's free look period. The Premium Enhancement may not be available in all states or through the broker-dealer with which your financial advisor is affiliated. Please check with your financial advisor for availability and any other restrictions.

Stopping Purchase Payments

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

IncomeLOCK

IncomeLOCK is a living benefit option available with VALIC's Portfolio Director Fixed and Variable Annuity Contracts. It is a guaranteed minimum withdrawal benefit that protects against market downturns and allows you to receive an income based on your Contract's highest anniversary value during the benefit's first 10 years, as more fully described below.

IncomeLOCK automatically locks-in the highest Anniversary Value (the MAV) during the first 10 years after it is elected (each, a "Benefit Year") and guarantees annual withdrawals based on the MAV over the period that the Benefit is in effect. You may be able to extend the MAV Evaluation Period for an additional ten years as discussed below (an "Extension"). Additionally, you may take withdrawals over the lifetime of the owner as more fully described below.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the maximum annual withdrawal percentage of 5% in any Benefit Year. You may begin taking withdrawals under the Benefit immediately following the date the Endorsement is issued for your Contract (the "Endorsement Date"). See "Surrender of Account Value" for more information regarding the effects of withdrawals on the components of the Benefit and a description of the effect of RMDs on the Benefit.

The table below is a summary of the IncomeLOCK feature and applicable components of the Benefit.

                                    Maximum                 Maximum
                                     Annual     Initial      Annual
                                   Withdrawal   Minimum    Withdrawal
                                   Percentage  Withdrawal  Percentage
                                     Prior    Period Prior     if
                                     to any      to Any    Extension
          Time of First Withdrawal Extension   Extension   is Elected
          ------------------------ ---------- ------------ ----------
          Before 5th Benefit
            Year anniversary......      5%       20 Years       5%
          On or after 5th Benefit
            Year anniversary......      7     14.28 Years       7
          On or after 10th Benefit
            Year anniversary......     10        10 Years       7
          On or after 20th Benefit
            Year anniversary......     10        10 Years      10
          On or after the Contract            Life of the
            owner's                              Contract
            65th birthday.........      5           owner*      5

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* Lifetime withdrawals are available so long as your withdrawals remain within the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year, and if the excess is not solely a result of RMDs attributable to this Contract, lifetime withdrawals will

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  no longer be available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

Calculation of the value of each component of the Benefit

First, we determine the Benefit Base. If IncomeLOCK is selected after Contract issue, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1 million without our prior approval. If IncomeLOCK is selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000. In addition, if IncomeLOCK is selected at Contract issue, the amount of Purchase Payments received during the first two years after your Endorsement Date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base. Any Purchase Payments we receive after your Endorsement Date, if IncomeLOCK is selected after Contract issue (or more than two years after your Endorsement Date, if IncomeLOCK is selected at Contract issue) are considered Ineligible Purchase Payments. Eligible Purchase Payments are limited to $1 million without our prior approval.

On each Benefit Anniversary throughout the MAV Evaluation Period, the Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current Benefit Base and any previous year's Anniversary Value. Other than reductions made for withdrawals (including excess withdrawals), the Benefit Base will only be adjusted upwards. Note that during the MAV Evaluation Period the Benefit Base will never be lowered if Anniversary Values decrease as a result of investment performance. For effects of withdrawals on the Benefit Base, see the "Surrender of Account Value" section in this prospectus.

Second, we consider the Maximum Anniversary Value (MAV) Evaluation Period, which begins on the Endorsement Date (the date that we issue the Benefit Endorsement to your Contract) and ends on the 10th anniversary of the Endorsement Date. Upon the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

Third, we determine the Anniversary Value, which equals your Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value.

Fourth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year without creating an excess withdrawal and is an amount calculated as a percentage of the Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal, or, for lifetime withdrawals, the age of the owner when the first withdrawal is taken. Applicable percentages are shown in the IncomeLOCK summary table above. If the Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that Benefit Anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new Benefit Base. If the Benefit Base is increased as a result of Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

Lastly, we determine the Minimum Withdrawal Period, which is the minimum period over which you may take withdrawals under this feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin, and is re-calculated when the Benefit Base is adjusted to a higher Anniversary Value by dividing the Benefit Base by the Maximum Annual Withdrawal Amount. Please see the IncomeLOCK summary table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals. For effects of withdrawals on the Minimum Withdrawal Period, see the Minimum Withdrawal Period chart below in the "Surrender of Account Value" section of this prospectus.

Cancellation of IncomeLOCK

IncomeLOCK may be cancelled on the 5th Benefit Anniversary, the 10th Benefit Anniversary, or any Benefit Anniversary thereafter. Once IncomeLOCK is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect IncomeLOCK after cancellation.

Automatic Termination of IncomeLOCK

The feature automatically terminates upon the occurrence of one of the following:

1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

2. Full or partial annuitization of the Contract; or

3. Full surrender of the Contract; or

4. A death benefit is paid, or

5. You elect to take a loan from the Contract; or

6. Your spousal Beneficiary elects to continue the Contract without IncomeLOCK.

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We also reserve the right to terminate the feature if Withdrawals in excess of the Maximum Annual Withdrawal amount in any Benefit Year reduce the Benefit Base by 50% or more.

Lifetime withdrawals will not be available in the event of:

1. An ownership change which results in a change of the older owner;* or

2. Withdrawals prior to the 65th birthday of the owner; or

3. Death of the owner; or

4. A withdrawal in excess of the 5% Maximum Annual Withdrawal Amount.**
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* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** However, if an RMD withdrawal for this Contract exceeds the Maximum Annual
   Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated as long as withdrawals of RMDs are determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account. See the "Surrender of Account Value" section in this prospectus.

Transfers Between Investment Options
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You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted on www.aigretirement.com.


During the Purchase Period -- Policy Against Market Timing and Frequent
Transfers


VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or "market timing" organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading also raises fund expenses, such as recordkeeping and transaction costs, and harms fund performance. Further, excessive trading of any amount, including amounts less than $5,000, harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share.



Therefore, during the Purchase Period, you may make up to 15 transfers per calendar year between Account Options. These transfers may be submitted via the internet or by telephone. Multiple transfers between Account Options on the same day will be counted as a single transfer for purposes of applying this limitation. Transfers in excess of this limit may be required to be submitted in writing by regular U.S. mail and/or you may be restricted to one transfer every 30 days. Transfers resulting from your participation in the Guided Portfolio Services/SM/ Portfolio Manager Program administered by AIG Retirement Advisors, Inc. will not count against these transfer limitations.

The Contracts and Account Options are not designed to accommodate short-term trading or "market timing" organizations or individuals engaged in trading strategies that include programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an underlying Mutual Fund. If we determine, in our sole discretion, that your transfer patterns among the Account Options reflect a potentially harmful strategy, we will require that transfers be submitted in writing by regular U.S. mail, to protect the other investors.

Regardless of the number of transfers you have made, we will monitor and may restrict your transfer privileges, if it appears that you are engaging in a potentially harmful pattern of transfers. We will notify you in writing if you are restricted to mailing transfer requests to us via the U.S. mail service. Some of the factors we will consider when reviewing transfer activities include:

  .   the dollar amount of the transfer;

  .   the total assets of the Variable Account Option involved in the transfer;

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  .   the number of transfers completed in the current calendar quarter; or

  . whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations.

Beginning May 28, 2008, VALIC will implement new policies and procedures intended to hinder short-term trading. If an investor sells fund shares valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, the investor will not be able to make a purchase of $5,000 or more in that same fund for 30 calendar days.


This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:

  .   Plan-level or employer-initiated transactions;

  .   Purchase transactions involving transfers of assets or rollovers;

  . Retirement plan contributions, loans, and distributions (including hardship withdrawals);

  .   Roth IRA conversions or IRA recharacterizations;

  .   Systematic purchases or redemptions; or

  .   Trades of less than $5,000.

As described in a fund's prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to other investor trading policies, including redemption fees, if applicable. Certain funds may set limits on transfers in and out of a fund within a set time period in lieu of the policy above. Also, an employer's benefit plan may limit an investor's rights to transfer.

We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, an investor's account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

The Fixed Account Options are subject to additional restrictions:

Fixed Account Option           Value        Frequency                           Other Restrictions
--------------------           -----        ---------                           ------------------

Fixed Account Plus:       Up to 20% per    At any time If you transfer assets from Fixed Account Plus to another investment
                          Participant Year             option, any assets transferred back into Fixed Account Plus within 90 days may receive a different rate of interest than your new Purchase
                                                       Payments.(1)

                          100%             At any time If Account Value is less than or equal to $500.

Short-Term Fixed Account: Up to 100%       At any time After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for 90 days.(2)

Multi-Year Option(3):     Up to 100%       At any time Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA Band will require a minimum transfer amount, as described in the Contract.(4)

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(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The Multi-Year Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company.

Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

Communicating Transfer or Reallocation Instructions


Transfer instructions may be given by telephone, through the internet (AIG Retirement Online), using the self-service automated phone system (AIG Retirement by Phone), or in writing. We encourage you to make transfers or reallocations using AIG Retirement Online or AIG Retirement by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.


Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial advisors or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

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When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Effective Date of Transfer

The effective date of a transfer will be:

  . The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated. Normally, this will be 4:00 p.m. Eastern time; otherwise,

  .   The next date values are calculated.

Transfers During the Payout Period

During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract's investment options subject to the following limitations:

Payout Option                                       % of Account Value                    Frequency
-------------                                       ------------------                    ---------
Variable Payout:                                        Up to 100%                   Once every 365 days
Combination Fixed and Variable Payout: Up to 100% of money in variable option payout Once every 365 days
Fixed Payout:                                          Not permitted                         N/A

Fees and Charges
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By investing in Portfolio Director, you may be subject to these fees and charges:

  .   Account Maintenance Charge

  .   Surrender Charge

  .   Premium Tax Charge

  .   Separate Account Charges

  .   Market Value Adjustment

  .   IncomeLOCK

  .   Other Tax Charges


These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the "Fee Tables." In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section. More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.aigretirement.com.


Account Maintenance Charge

During the Purchase Period an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed equally among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.

The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options.

Surrender Charge

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

Amount of Surrender Charge

A surrender charge will be the lessor of:

  . Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

  .   Five percent (5%) of the amount withdrawn.

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10% Free Withdrawal

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59 1/2. See "Federal Tax Matters" for more information.

Exceptions to Surrender Charge

No surrender charge will be applied:

  .   To money applied to provide a Payout Option;

  .   To death benefits;

  . If no Purchase Payments have been received during the 60 months prior to the date of surrender;

  .   If your account has been in effect for 15 years or longer;

  . If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

  .   To "No Charge Systematic Withdrawals";

  . Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

  . If you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

  . If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.


We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another AIG Retirement product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.


Premium Tax Charge

Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge.

Separate Account Charges

The Separate Account charges for each Variable Investment Option are shown in the Fee Tables of this prospectus. The charges range from 0.75% to 1.25% of the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.

The Separate Account charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Reduction or Waiver of Account Maintenance, Surrender, or Separate Account
Charges

We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  . The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.

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  . The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

  . Other factors of which we are not presently aware that could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance charges:

  . The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.

  . The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  . The size of your retirement program. A retirement program that involves a larger group of employees may allow us to reduce sales expenses.

  . The total amount of Purchase Payments to be received for your retirement program. Larger Purchase Payments can reduce sales expenses.

  . The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the Separate Account charges:

  .   The frequency of Purchase Payments for your retirement program.

  .   The size of your retirement program.

  .   The amount of your retirement program's periodic Purchase Payment.

  .   The method of remitting periodic Purchase Payments.

In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

Additionally, under certain circumstances, and at VALIC's sole discretion, VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.

Separate Account Expense Reimbursements or Credits

Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative, recordkeeping and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. We receive payments for the administrative services we perform, such as account recordkeeping, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.375% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. We may also receive what is referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund. We use these fees received to directly reduce the Separate Account Charges; thus, the net separate account charges are reflected in the Fee Tables. The Separate Account Charges are guaranteed and may not be increased for the life of the Contracts. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or Participants.

Market Value Adjustment ("MVA")

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

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IncomeLOCK

The annualized fee for IncomeLOCK is calculated as 0.65% of the Benefit Base for all years in which the feature is in effect. You should keep in mind that an increase in the Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in the Benefit Base due to withdrawals will decrease the dollar amount of the fee. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon

Payout Period
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termination of the Benefit. If your Account Value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your Contract before the end of a quarter.

Other Tax Charges

We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made. The Payout Period begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

Fixed Payout

Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

  .   Type and duration of payout option chosen;

  .   Your age or your age and the age of your survivor (1);

  . Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified Contracts);

  .   The portion of your Account Value being applied; and

  .   The payout rate being applied and the frequency of the payments.
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   (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Assumed Investment Rate

An "Assumed Investment Rate" or "AIR" is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.

Variable Payout

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an AIR of 3.5% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.

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Combination Fixed and Variable Payout

With a combination fixed and variable payout, you may choose:

  .   From your existing Variable Account Options (payments will vary); with a

  .   Fixed payout (payment is fixed and guaranteed).

Partial Annuitization

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

Payout Date

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

The following additional rules also apply when determining the payout date:

  . The earliest payout date for a nonqualified contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 75, and may not be later than age 75 without VALIC's consent.

  . The earliest payout date for all other qualified contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the contract is issued and the federal tax rules governing such contracts and plans.

  . Distributions from qualified contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

  . In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

  . Except in the case of nonqualified contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 701/2 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those contracts may not be postponed until after retirement.

  . All contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

  . The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans ("SEPs") or IRAs, see "Federal Tax Matters" in this prospectus and in the SAI.

Payout Options

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1. Life Only -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

2. Life with Guaranteed Period -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3. Life with Cash or Unit Refund -- payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The payment under a Fixed Annuity, if any, is equal to the Fixed Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments. The payment under a Variable Annuity, if any, is equal to the Variable Annuity value of the Participant's Account as of the date we receive Proof of Death, less the Payout Payments.

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4. Joint and Survivor Life -- payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

5. Payment for a Designated Period -- payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your beneficiary until the designated period is completed.

Payout Information

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters."

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

For more information about payout options or enhancements of those payout options available under the Contract, see the Statement of Additional Information.

Surrender of Account Value
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When Surrenders Are Allowed

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  .   allowed under federal and state law; and

  .   allowed under your employer's plan.

For Purchase Payments that are contributions made under your employer's plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See "Surrender Restrictions" below.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

Surrender Process

If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

Amount That May Be Surrendered

The amount that may be surrendered during the Purchase Period can be determined as follows:

                    Allowed  = (equals) Your Account Value(1)
                   Surrender                  - (minus)
                     Value                 Any Applicable
                                          Surrender Charge

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(1) Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

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There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

Surrender Restrictions

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age
59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  .   death benefits; and

  .   certain small amounts approved by the State of Florida.

Under the Louisiana Optional Retirement Plan retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

Partial Surrenders

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

                 The amount           /       Your Purchase Units
            surrendered from the   (divided next computed after the
           Variable Account Option   by)      written request for
                  + (plus)                  surrender is received at
            Any surrender charge                our Home Office

The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter.

Systematic Withdrawals

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract ("No Charge" systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:

  .   Payments to be made to you; and

  .   Payment over a stated period of time, but not less than five years; and

  . Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific Investment Option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a "No Charge" systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a "No Charge" systematic withdrawal may not be elected again. Systematic withdrawals that are not "No Charge" systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

Distributions Required by Federal Tax Law

There will be no surrender charge on a minimum distribution required by federal tax law (known as "No Charge" Minimum Distribution), if the withdrawal:

  .   Is made payable to you; and

  . Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year

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that an amount has been withdrawn under the "No Charge" systematic withdrawal method. See "Federal Tax Matters" for more information about required distribution rules imposed by the Internal Revenue Service ("IRS").

IncomeLOCK

The Maximum Annual Withdrawal Amount, Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if a jointly owned nonqualified Contract, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the Maximum Annual Withdrawal Amount is calculated as 5% of the Benefit Base. At any time, if the amount of withdrawals exceeds 5% of the Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the "IncomeLOCK" section above, based on when you made your first withdrawal and reduced by withdrawals already taken.

The amount of any withdrawal which exceeds the Maximum Annual Withdrawal Amount because of RMDs required to comply with the minimum distribution requirements of Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an excess withdrawal providing that all of the following conditions are met:

1. No Withdrawals in addition to the RMD are taken in that same year;

2. Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

3. If the Endorsement Date is on or before the Required Beginning Date (RBD) of your RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2, or retire, if applicable; and

4. You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year's RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an excess withdrawal. This will result in the cancellation of lifetime withdrawals and further may reduce your remaining Minimum Withdrawal Period.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered excess withdrawals. We define excess withdrawals as either: 1) any withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess withdrawals will reduce the Benefit Base by the greater of: (a) the amount of the excess withdrawal; or (b) the relative size of the excess withdrawal in relation to the Account Value on the next Benefit Anniversary after the excess withdrawal. This means that if Account Value is less than the Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of IncomeLOCK are further explained below. Additionally, several examples that show the effects of withdrawals have been included in an appendix to this prospectus.

ACCOUNT VALUE: Any withdrawal reduces the Account Value by the amount of the withdrawal.

BENEFIT BASE:  Withdrawals reduce the Benefit Base as follows:

1. All withdrawals up to the Maximum Annual Withdrawal Amount, and any withdrawals in excess of the Maximum Annual Withdrawal Amount which are due solely to RMDs (as more specifically described above), will reduce the Benefit Base by the dollar amount of the withdrawal;

2. Excess withdrawals as described above reduce the Benefit Base to the lesser of (a) or (b), where:

      (a) is the Benefit Base immediately prior to the excess withdrawal minus the amount of the excess withdrawal, or;

      (b) is the Benefit Base immediately prior to the excess withdrawal reduced in the same proportion by which the Account Value on the next Benefit Anniversary after the excess withdrawal is reduced by the amount of the excess withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT ("MAWA"): The MAWA will be adjusted as follows:

1. If there are no excess withdrawals in a Benefit Year, no further changes are made to the MAWA for the next Benefit Year.

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2. If there are excess withdrawals in a Benefit Year, the MAWA will be recalculated on the next Benefit Anniversary. The new MAWA will equal the new Benefit Base on that Benefit Anniversary after the Withdrawal divided by the new Minimum Withdrawal Period on that Benefit Anniversary. The new MAWA may be lower than your previously calculated MAWA.

MINIMUM WITHDRAWAL PERIOD: The Minimum Withdrawal Period ("MWP") is calculated as follows:

1. If there are no excess withdrawals during a Benefit Year, the new MWP will be the Benefit Base after the withdrawal divided by the current MAWA.

2. If there are excess withdrawals during a Benefit Year, the new MWP will equal the MWP calculated at the end of the prior Benefit Year reduced by one year. In the case of lifetime withdrawals, such an excess withdrawal will cancel that period and the new MWP will be determined by diving the new Benefit Base by the new MAWA.

If your Account Value is Reduced to Zero

If your Account Value is reduced to zero and the Benefit Base is greater than zero, subsequent Purchase Payments will no longer be accepted and a death benefit will not be payable. Further payments under the Contract will be made according to your irrevocable election of one of the following two alternatives:

(1) In a form acceptable to the Company, you may request a lump sum equal to the discounted present value of any remaining guaranteed payments under the Benefit; or,

(2) If no lump sum request is received by the Company during the period described in a notice provided to you by the Company, you will receive an annuity according to the annuitization provisions of your Contract. Absent an alternative election by you, the annuity will consist of annual payments equal to the MAWA, for a period of years equal to the remaining Benefit Base divided by the MAWA. Such payments will be made quarterly unless otherwise elected, and each individual periodic payment will be equal to the pro-rata portion of the annual MAWA based upon the frequency. Prior to the commencement of such payments, you may also elect to receive an alternative form of annuity, in any other actuarially equivalent form permitted under the Contract, subject to any applicable limitations under the Contract or the Plan.

Extending the MAV Evaluation Period

At the end of the MAV Evaluation Period, as long as the Benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See the "IncomeLOCK" section of this prospectus. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, will change to those in effect at the time you elect to extend. The components and fees may be different from when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the Benefit Base will no longer be adjusted on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

Exchange Privilege
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We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact your financial advisor. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.

Restrictions on Exchange Privilege

We will impose certain general restrictions and rules on the exchange privileges.

  .   Partial exchanges are not permitted.

  . Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  . This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the other contracts listed below, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these

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transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

Taxes and Conversion Costs

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

Surrender Charges

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, We often consider time in the contract. For SPQ-181 and SPQ-181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ-181 and SPQ-181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider Purchase Payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

Exchange Offers for Contracts Other Than Portfolio Director

The following other contracts may be exchanged.

  .   V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  .   Compounder Contracts (C-1-75 and IFA-78 Contracts)

  .   Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  .   Impact Contracts (UIT-981 Contracts)

  .   SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  .   FSPA-75, FSPA-73-3, FSPA-779 Contracts

  .   SPQ-181, SPQ-181-1 Contracts

  .   CTA 978 Contract

  .   TFA-379 Contract

  .   SDA-578, SDA-773-T Contract

  .   IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

Comparison of Contracts

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to the other contract's most recently dated prospectus for a complete description of the contract terms and conditions.

Features of Portfolio Director

In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.

  .   Portfolio Director has more investment options from which to select.

  . Portfolio Director has several publicly available mutual funds as variable account options.

  . The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  .   Portfolio Director has an Interest Guaranteed Death Benefit.

  . Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  . Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  . Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

Death Benefits
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The Contracts will pay death benefits during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

The Process

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact a financial advisor at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.

Beneficiary Information

The Beneficiary may receive death benefits:

  .   In a lump sum;

  . In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option; or

  .   In a manner consistent with Code section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Spousal Beneficiaries

A spousal Beneficiary may receive death benefits as shown above; or

In the case of a qualified Contract,

  . may delay any distributions until the Annuitant would have reached age 70 1/2; or

  . may roll the funds over to an IRA or certain retirement plans in which the spousal Beneficiary participates;

In the case of a nonqualified Contract,

  .   may continue the Contract as Contract Owner.

Beneficiaries Other Than Spouses

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

  .   In full within 5 years after the year of the Annuitant's death; or

  . By payments beginning within 1 year after the year of the Annuitant's death under:

       1. A life annuity;

       2. A life annuity with payments guaranteed to be made for at least a specified fixed period; or

       3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Annuity Period, the named Beneficiary may receive the payout.

Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

Special Information for Individual Nonqualified Contracts

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the contingent owner, if any, or to the Beneficiary if there is no contingent owner or to the contract owner's estate, if there is no Beneficiary. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See "Federal Tax Matters."

During the Purchase Period

Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contracts, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.

As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

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Interest Guaranteed Death Benefit

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This Contract provision is not available in some states, including New York and Florida. This interest guarantee is sometimes referred to as one of the insurance features or benefits under the Contract. However, unlike insurance generally, this feature is directly related to the performance of the Variable Account Options that you select. Its purpose is to help guarantee that your Beneficiary(ies) will receive a minimum death benefit under the Contract.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

Step 1:  Determine your Fixed Account Option Value by taking the greater of:

              Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments invested in Fixed Account
              Option
          -   (minus)
              Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2:  Determine your Variable Account Option Value by taking the greater of:

           Value of Variable Account Option on date all paperwork is complete and in a form acceptable to VALIC or
           100% of Purchase Payments invested in Variable
           Account Options
       -   (minus)
           Prior withdrawals (out of) or transfers (out of) the Variable
           Account Option
       +   (plus)
           Interest at an annual rate as specified in your Contract

Step 3:  Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

Standard Death Benefit

The standard death benefit is payable if death occurs on or after age 70, or at any age in New York and Florida, or any other state where the interest guaranteed death benefit is not available.

The standard death benefit will be the greater of:

              Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments (to Fixed and/or Variable
              Account Options)
          -   (minus)
              Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

Death Benefit Endorsement -- The information below is applicable to you only if you received a Death Benefit Endorsement with your Contract or certificate.

If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:

          A. 100% of Purchase Payments
          -  (minus)
          B. Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
          +  (plus)
          C. Interest on the result of A minus B at the rate of up to 3% annually (see below).

Each "Gross Withdrawal" is calculated by multiplying the Account Value by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Account Value. The interest adjustment in C. above is added only if you are under age 70 at the time of death and if your Contract was not issued in New York or Florida. Please see the Death Benefit Endorsement for the interest rate to be applied.

The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser benefit is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.

During the Payout Period

If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option

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selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the "Payout Period" section of this prospectus.

  . If the life only option or joint and survivor life option was chosen, there will be no death benefit.

  . If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

       1. Receive the present value of any remaining payments in a lump sum; or

       2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

       3. Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under federal tax law.

IncomeLOCK

Spousal Beneficiary

Upon the death of the Contract owner, and subject to any applicable limitations in this Contract, the Code, or under the plan or arrangement under which the Contract is issued, your spousal Beneficiary may elect either (i) to receive a death benefit in accordance with one of the forms permitted under the provisions of this Contract (if the Account Value is greater than zero), (ii) continue this Contract and IncomeLOCK (except as noted below) or (iii) continue the Contract and cancel IncomeLOCK and its accompanying charge. Spousal continuation of the Contract (and IncomeLOCK) is not available if the Contract was set up under one of the following "qualified" plan types: 403(b), 401(k), 401(a) or 457(b). For these Contracts, a spousal Beneficiary, like a non-spousal Beneficiary, cannot continue IncomeLOCK and must take a death benefit under the terms of the Contract. A spousal Beneficiary may continue IncomeLOCK but only for nonqualified Contracts and IRA plan types (Roth IRA, traditional IRA, SEP, and Simple IRA). Upon election to continue the Contract and IncomeLOCK, your spousal Beneficiary will be subject to the terms and conditions of IncomeLOCK, including the charge. Upon the owner's death, lifetime withdrawals under the IncomeLOCK end and are not available to your spousal Beneficiary. In this event, available withdrawals under IncomeLOCK are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken. The Endorsement Date will not change as the result of spousal continuation.

Non-Spousal Beneficiary

Upon the death of the Contract owner, if the Account Value is greater than zero, IncomeLOCK will terminate, and your non-spousal Beneficiary(ies) must receive a death benefit in accordance with the otherwise applicable terms of this Contract. If the Account Value is zero upon your death (meaning that no death benefit is payable) but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal beneficiary will receive the remaining value in a lump sum equal to the discounted present value of any remaining guaranteed payments under IncomeLOCK. Upon your death, lifetime withdrawals under the IncomeLOCK end and any available withdrawals under this Endorsement are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken.
Other Contract Features
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Changes That May Not Be Made

The following terms in the Contracts may not be changed once your account has been established:

  .   The Contract Owner (except for an individual nonqualified Contract);

  .   The Participant; and

  .   The Annuitant.

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner's estate.

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If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

Contingent Owner

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

Cancellation -- The 20 Day "Free Look"

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 20 days after it is received. (A longer period will be allowed if required under state law.) The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the "free look" period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. The Contract will be void once we issue a refund.

We Reserve Certain Rights

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different Fund fees and expenses.

We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

Relationship to Employer's Plan

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of the Contracts in this prospectus.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $60 per loan (if permitted under state law) and to limit the number of outstanding loans.
Voting Rights
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As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

Who May Give Voting Instructions

During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below. Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.

Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.

Determination of Fund Shares Attributable to Your Account

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or after a Death Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

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How Fund Shares Are Voted

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

Federal Tax Matters
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The Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation. The information below is not intended as tax advice to any individual.

Types of Plans

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

  . Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;

  . Section 401(a), 403(a) and 401(k) qualified plans (including self-employed individuals);

  .   Section 408(b) traditional IRAs;

  .   Section 408A Roth IRAs;

  . Section 457 deferred compensation plans of governmental and tax-exempt employers;

  .   Section 408(k) SEPs and SARSEPs; and

  .   Section 408(p) SIMPLE retirement accounts.

Contributions under one of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain Contracts may also be available for nondeductible section 408A Roth Individual Retirement Annuity ("Roth IRA") and 403(b) and 401(k) Roth Accounts pursuant to section 402A.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, allowed for nondeductible Roth 403(b) and 401(k) accounts and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The EGTRRA provisions, which otherwise would have terminated on December 31, 2010, were made permanent by the Pension Protection Act of 2006 ("PPA").

In addition, the Contracts are also available through "Nonqualified Contracts." Such nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts. The restriction on including publicly available funds results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.

Tax Consequences in General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute

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"investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as "amounts not received as an annuity" in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 591/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

The PPA created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal tax-free.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds. As noted previously, in 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where Purchase Payments under a variable annuity Contract are invested in publicly available Mutual Funds, the Contract Owner should be treated as the owner of the Mutual Fund shares, and deferred tax treatment under the Contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation, section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

Important Information Regarding 403(b) Regulations

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

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Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules can become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

As a general matter, all Contracts that have received plan contributions after 2004 are required to be included in the plan and in the plan's administrative coordination, even if the Contract is no longer permitted to receive new contributions and/or transfers. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. The foregoing discussion is intended as a general discussion of the new requirements only, and you may wish to discuss the new regulations and/or the general information above with your tax advisor.


Effect of Tax-Deferred Accumulations

The chart below compares the results from contributions made to:

  . A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

  . A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

  .   Taxable accounts such as savings accounts.

                                    [CHART]

              TAXABLE        NONQUALIFIED CONTRACT       TAX-DEFERRED
              ACCOUNT        TAX-DEFERRED ANNUITY          ANNUITY
            ----------       ---------------------       ------------
10 Years     $16,325               $ 18,128                $ 24,171
20 Years      45,560                 57,266                  76,355
30 Years      97,917                141,761                 189,015


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account");
(2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 8% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.


Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 6% under a taxable program. The 8% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of

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qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:


                              Paycheck Comparison

                                                Tax-Favored
                                                Retirement  Taxable
                                                  Program   Account
                                                ----------- -------
            Annual amount available for savings
              before federal taxes.............   $2,400    $2,400
            Current federal income tax due on
              Purchase Payments................        0    $ (600)
            Net retirement plan
              Purchase Payments................   $2,400    $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

Legal Proceedings
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There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion and at this time, these matters are not material in relation to the financial position of the Company.

Financial Statements
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Financial statements of VALIC and the Separate Account and American Home (if applicable to you) are included in the SAI. For additional information about the Contracts, you may request a copy of the SAI. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI if you write us at our Home Office, located at 2929 Allen Parkway, Houston, Texas, 77019 or call us at 1-800-448-2542.


Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington D.C. 20549-0506.

           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
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                                                                 Page
                                                                 ----
           General Information..................................   3
           Federal Tax Matters..................................   3
              Economic Growth and Tax Relief Reconciliation Act
                of 2001.........................................   3
              Tax Consequences of Purchase Payments.............   4
              Tax Consequences of Distributions.................   6
              Special Tax Consequences -- Early Distribution....   7
              Special Tax Consequences --
                Required Distributions..........................   9
              Tax Free Rollovers, Transfers and Exchanges.......  10
           Exchange Privilege...................................  11
              Exchanges From Independence Plus Contracts........  11
              Exchanges From V-Plan Contracts...................  12
              Exchanges From SA-1 and SA-2 Contracts............  13
              Exchanges From Impact Contracts...................  14
              Exchanges From Compounder Contracts...............  15
              Information That May Be Applicable To
                Any Exchange....................................  16

                                                                 Page
                                                                 ----
          Calculation of Surrender Charge.......................  16
             Illustration of Surrender Charge on
               Total Surrender..................................  17
             Illustration of Surrender Charge on a 10% Partial
               Surrender Followed by a Full Surrender...........  17
          Purchase Unit Value...................................  18
             Illustration of Calculation of Purchase Unit Value.  18
             Illustration of Purchase of Purchase Units.........  19
          Calculation of MVA Option.............................  19
          Payout Payments.......................................  19
             Assumed Investment Rate............................  19
             Amount of Payout Payments..........................  20
             Payout Unit Value..................................  20
             Illustration of Calculation of Payout Unit Value...  21
             Illustration of Payout Payments....................  21
          Distribution of Variable Annuity Contracts............  21
          Experts...............................................  21
          Comments on Financial Statements......................  22

         Appendix to the Prospectus -- IncomeLOCK Withdrawal Examples
--------------------------------------------------------------------------------


The following examples demonstrate the operation of the IncomeLOCK feature, given specific assumptions for each example:

Example 1

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 1st Benefit Anniversary

  .   On your 1st Benefit Anniversary, your Account Value is $105,000

Your initial Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first Benefit Anniversary, your Benefit Base is equal to the greater of your current Benefit Base ($100,000), or your Account Value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first Benefit Anniversary is 5% of the Benefit Base (5% x $105,000 = $5,250). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000 divided by $5,250). Therefore, as of your 1st Benefit Anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the older owner's 65th birthday and no withdrawal ever exceeds 5% of each year's Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.

Example 2

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit Anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

On your 5th Benefit Anniversary, your Account Value is $120,000, and your Benefit Base is stepped-up to $120,000. If you were to start taking withdrawals after this anniversary date, your Maximum Annual Withdrawal Amount would be 7% of the Benefit Base (7% x $120,000 = $8,400). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000 divided by $8,400). Therefore, as of your 5th Benefit Anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14.28 years.

Example 3 -- The impact of withdrawals that are less than or equal to the Maximum Annual Withdrawal Amount

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

During your 6th Benefit Anniversary, after your 5th Benefit anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500) on your next Benefit Anniversary. Your new Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Benefit Base divided by your current Maximum Annual Withdrawal Amount ($115,500 divided by $8,400). Therefore, following this first withdrawal of $4,500, you may take annual withdrawals of up to $8,400 over the next 13 years, and $6,300 in the 14th (last) Benefit Year.

Example 4 -- The impact of withdrawals that are in excess of the maximum annual withdrawal amount

  .   You elect IncomeLOCK and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

--------------------------------------------------------------------------------


  .   You make no withdrawals before the 5th Benefit anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

Assume that during your 6th Benefit Year, after your 5th Benefit Anniversary, you make a withdrawal of $11,688 and your Account Value at your next Benefit Anniversary is $118,000. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an excess withdrawal. In this case, the amount of the excess withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. On your next Benefit Anniversary, we first process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the Account Value and the Benefit Base. Your Account Value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the Benefit Base by the proportion by which the Account Value was reduced by the Excess Withdrawal ($106,312 divided by $109,600 = 97%), or $111,600 x 97%, which equals $108,252. Your Benefit Base is $108,252, which is the lesser of these two calculations. The Minimum Withdrawal Period following the excess withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the excess withdrawal is your Benefit Base divided by your Minimum Withdrawal Period ($108,252 divided by 13.28), which equals $8,151.51.

The Variable Annuity Life Insurance Company
Separate Account A
Units of Interest Under Group and Individual
Fixed and Variable Deferred Annuity Contracts
Portfolio Director(R) Plus, Portfolio Director 2, and Portfolio Director

For Series 1.10 to 12.10                                            May 1, 2008


Prospectus

The Variable Annuity Life Insurance Company ("VALIC") offers certain series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), comprising group and individual fixed and variable deferred annuity contracts (the "Contracts") for Participants in certain employer-sponsored qualified retirement plans. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

--------------------------------------------------------------------------------

This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated May 1, 2008, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-448-2542. The table of contents for the Statement of Additional Information is shown at the end of this prospectus. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).

Investment in the Contracts is subject to risk that may cause the value of the Owner's investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Account Options
--------------------------------------------------------------------------------

AIG Retirement Company I Funds     AIG Retirement Company II Funds     Public Funds
Asset Allocation Fund              Aggressive Growth Lifestyle Fund    AIG SunAmerica 2015 High Watermark Fund
Blue Chip Growth Fund              Capital Appreciation Fund           AIG SunAmerica 2020 High Watermark Fund
Broad Cap Value Income Fund        Conservative Growth Lifestyle Fund  Ariel Appreciation Fund
Capital Conservation Fund          Core Bond Fund                      Ariel Fund
Core Equity Fund                   High Yield Bond Fund                Lou Holland Growth Fund
Core Value Fund                    International Small Cap Equity Fund Vanguard Lifestrategy Conservative Growth Fund
Foreign Value Fund                 Large Cap Value Fund                Vanguard Lifestrategy Growth Fund
Global Equity Fund                 Mid Cap Growth Fund                 Vanguard Lifestrategy Moderate Growth Fund
Global Social Awareness Fund       Mid Cap Value Fund                  Vanguard Long-Term Investment-Grade Fund
Global Strategy Fund               Moderate Growth Lifestyle Fund      Vanguard Long-Term Treasury Fund
Government Securities Fund         Money Market II Fund                Vanguard Wellington Fund
Growth Fund                        Small Cap Growth Fund               Vanguard Windsor II Fund
Growth & Income Fund               Small Cap Value Fund
Health Sciences Fund               Socially Responsible Fund
Inflation Protected Fund           Strategic Bond Fund
International Equities Fund
International Government Bond Fund
International Growth I Fund
Large Cap Core Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Strategic Growth Fund
Money Market I Fund
Nasdaq-100(R) Index Fund
Real Estate Fund
Science & Technology Fund
Small Cap Aggressive Growth Fund
Small Cap Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small-Mid Growth Fund
Stock Index Fund
Value Fund

Table of Contents
--------------------------------------------------------------------------------


                                                                 Page
                                                                 ----

Glossary of Terms...............................................   3

Fee Tables......................................................   5

Selected Purchase Unit Data.....................................   8

Highlights......................................................   9

General Information.............................................  11
   About the Contracts..........................................  11
   About VALIC..................................................  11
   American Home Assurance Company..............................  11
   About VALIC Separate Account A...............................  11
   Units of Interest............................................  12
   Distribution of the Contracts................................  12

Fixed and Variable Account Options..............................  12
   Fixed Account Options........................................  12
   Variable Account Options.....................................  13

Purchase Period.................................................  21
   Account Establishment........................................  21
   When Your Account Will Be Credited...........................  22
   Purchase Units...............................................  22
   Calculation of Value for Fixed Account Options...............  22
   Calculation of Value for Variable Account Options............  23
   Premium Enhancement Credit...................................  23
   Stopping Purchase Payments...................................  24
   IncomeLOCK...................................................  24

Transfers Between Investment Options............................  26
   During the Purchase Period -- Policy Against Market
     Timing and Frequent Transfers..............................  26
   Communicating Transfer or Reallocation Instructions..........  27
   Effective Date of Transfer...................................  28
   Transfers During the Payout Period...........................  28

Fees and Charges................................................  28
   Account Maintenance Charge...................................  28
   Surrender Charge.............................................  28
       Amount of Surrender Charge...............................  28
       10% Free Withdrawal......................................  29
       Exceptions to Surrender Charge...........................  29
   Premium Tax Charge...........................................  29
   Separate Account Charges.....................................  29
       Reduction or Waiver of Account Maintenance,
         Surrender, or Separate Account Charge..................  29
   Separate Account Expense Reimbursements or Credits...........  30
   Market Value Adjustment ("MVA")..............................  30
   IncomeLOCK...................................................  31
   Other Tax Charges............................................  31

Payout Period...................................................  31
   Fixed Payout.................................................  31
   Assumed Investment Rate......................................  31
   Variable Payout..............................................  31
   Combination Fixed and Variable Payout........................  32
   Partial Annuitization........................................  32
   Payout Date..................................................  32
   Payout Options...............................................  32
   Payout Information...........................................  33


                                                                 Page
                                                                 ----

           Surrender of Account Value...........................  33
              When Surrenders Are Allowed.......................  33
              Surrender Process.................................  33
              Amount That May Be Surrendered....................  33
              Surrender Restrictions............................  34
              Partial Surrenders................................  34
              Systematic Withdrawals............................  34
              Distributions Required by Federal Tax Law.........  34
              IncomeLOCK........................................  35

           Exchange Privilege...................................  36
              Restrictions on Exchange Privilege................  36
              Taxes and Conversion Costs........................  37
              Surrender Charges.................................  37
              Exchange Offers for Contracts Other Than
                Portfolio Director..............................  37
              Comparison of Contracts...........................  37
              Features of Portfolio Director....................  37

           Death Benefits.......................................  38
              The Process.......................................  38
              Beneficiary Information...........................  38
                  Spousal Beneficiaries.........................  38
                  Beneficiaries Other Than Spouses..............  38
              Special Information for Individual
                Nonqualified Contracts..........................  38
              During the Purchase Period........................  38
              Interest Guaranteed Death Benefit.................  39
              Standard Death Benefit............................  39
              During the Payout Period..........................  39
              IncomeLOCK........................................  40

           Other Contract Features..............................  40
              Changes That May Not Be Made......................  40
              Change of Beneficiary.............................  40
              Contingent Owner..................................  41
              Cancellation -- The 20 Day "Free Look"............  41
              We Reserve Certain Rights.........................  41
              Relationship to Employer's Plan...................  41

           Voting Rights........................................  41
              Who May Give Voting Instructions..................  41
              Determination of Fund Shares Attributable to
                Your Account....................................  41
                  During the Purchase Period....................  41
                  During the Payout Period or after a Death
                    Benefit Has Been Paid.......................  41
              How Fund Shares Are Voted.........................  42

           Federal Tax Matters..................................  42
              Types of Plans....................................  42
              Tax Consequences in General.......................  42
              Effect of Tax-Deferred Accumulations..............  44

           Legal Proceedings....................................  45

           Financial Statements.................................  45

           Table of Contents of Statement of
             Additional Information.............................  45

           Appendix to the Prospectus -- IncomeLOCK
             Withdrawal Examples................................  46

Glossary of Terms
--------------------------------------------------------------------------------


Unless otherwise specified in this prospectus, the words "we," "us," "our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the Participant, or the individual purchasing an individual Contract.

Other specific terms we use in this prospectus are:

      Account Value -- the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

      Anniversary Value -- the Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments.

      Annuitant -- the individual (in most cases, you) to whom Payout Payments will be paid.

      Assumed Investment Rate --The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

      Beneficiary -- the individual designated to receive Payout Payments upon the death of the Annuitant.

      Benefit -- an optional guaranteed minimum withdrawal feature that is offered in this prospectus as "IncomeLOCK."

      Benefit Anniversary -- a Benefit Anniversary is the first day of each Benefit Year.

      Benefit Base -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. If you elect the Benefit after the Contract is issued, the Benefit Base is equal to the Account Value on the Endorsement Date.

      Benefit Year -- each consecutive one year period starting on the Endorsement Date and each Benefit Anniversary, and ending on the day before the next Benefit Anniversary.

      Business Day -- any weekday that the New York Stock Exchange ("NYSE") is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time. On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.

      Contract Owner -- the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

      Division -- the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

      Eligible Purchase Payments -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is an Eligible Purchase Payment. If IncomeLOCK is selected after Contract issue, then the Account Value at the time of election constitutes the Eligible Purchase Payment amount.

      Endorsement Date -- the date that we issue the Benefit endorsement to your Contract.

      Fixed Account Option -- an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.


      Guided Portfolio Services/SM/ or GPS -- a financial advice service offered by AIG Retirement Advisors, Inc., a registered investment adviser and Company subsidiary. A separate investment advisory fee and agreement is required for this service, if available under an employer's retirement plan.


      Home Office -- located at 2929 Allen Parkway, Houston, Texas 77019.

      Ineligible Purchase Payments -- if IncomeLOCK is selected at Contract issue, Ineligible Purchase Payments are those made more than two years later. If IncomeLOCK is selected after Contract issue, then any Purchase Payments we receive after your Endorsement Date are considered Ineligible Purchase Payments.

      IncomeLOCK -- an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero.

      Maximum Anniversary Value ("MAV") Evaluation Period -- the period beginning the date the Benefit Endorsement is issued and ends on the 10th Benefit Anniversary.

      Maximum Annual Withdrawal Amount -- the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the Benefit Base.

      Minimum Withdrawal Period -- the minimum period over which you may take withdrawals under this feature, if withdrawals are not taken under the lifetime withdrawal option.

      Mutual Fund or Fund -- the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

--------------------------------------------------------------------------------


      Participant -- the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

      Participant Year -- a 12 month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

      Payout Payments -- annuity payments withdrawn in a steady stream during the Payout Period.

      Payout Period -- the time when you begin to withdraw your money in Payout Payments. This may also may be called the "Annuity Period."

      Payout Unit -- a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

      Proof of Death -- a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

      Purchase Payments -- an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

      Purchase Period -- the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the "Accumulation Period."

      Purchase Unit -- a unit of interest owned by you in your Variable Account Option.

      Systematic Withdrawals -- payments withdrawn on a regular basis during the Purchase Period.

      VALIC Separate Account A or Separate Account -- a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

      Variable Account Option -- investment options that correspond to Separate Account Divisions offered by the Contracts.

Fee Tables
--------------------------------------------------------------------------------

 The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

 Contract Owner/Participant Transaction Expenses

Maximum Surrender Charge (1)                                   5.00%
---------------------------------------------------------------------
Maximum Loan Application Fee (per loan)                         $60
---------------------------------------------------------------------
State Premium Taxes (as a percentage of the amount annuitized) 0-3.5%
---------------------------------------------------------------------

 (1) The maximum surrender charge is the lessor of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. Reductions in the surrender charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."

 The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

 Separate Account Charges


                                                                                          $3.75
                                                                                           per
Variable Account Option Maintenance Charge (1)                                           quarter
-------------------------------------------------------------------------------------------------
                                                                                          Annual
                                                                                         Separate
Mortality and Expense Risk Separate Account Charges for each Variable Account Option (2) Account
(as a percentage of assets invested):                                                    Fee (%)
-------------------------------------------------------------------------------------------------
   AIG Retirement Company I (formerly named VALIC Company I)
-------------------------------------------------------------------------------------------------
       Asset Allocation Fund                                                               0.90
-------------------------------------------------------------------------------------------------
       Blue Chip Growth Fund                                                               0.90
-------------------------------------------------------------------------------------------------
       Broad Cap Value Income Fund                                                         0.90
-------------------------------------------------------------------------------------------------
       Capital Conservation Fund                                                           0.90
-------------------------------------------------------------------------------------------------
       Core Equity Fund                                                                    0.90
-------------------------------------------------------------------------------------------------
       Core Value Fund                                                                     0.90
-------------------------------------------------------------------------------------------------
       Foreign Value Fund                                                                  0.90
-------------------------------------------------------------------------------------------------
       Global Equity Fund                                                                  0.90
-------------------------------------------------------------------------------------------------
       Global Social Awareness Fund (formerly named Social Awareness Fund)                 0.90
-------------------------------------------------------------------------------------------------
       Global Strategy Fund                                                                0.90
-------------------------------------------------------------------------------------------------
       Government Securities Fund                                                          0.90
-------------------------------------------------------------------------------------------------
       Growth Fund (formerly named VALIC Ultra Fund)                                       0.90
-------------------------------------------------------------------------------------------------
       Growth & Income Fund                                                                0.90
-------------------------------------------------------------------------------------------------
       Health Sciences Fund                                                                0.90
-------------------------------------------------------------------------------------------------
       Inflation Protected Fund                                                            0.90
-------------------------------------------------------------------------------------------------
       International Equities Fund                                                         0.90
-------------------------------------------------------------------------------------------------
       International Government Bond Fund                                                  0.90
-------------------------------------------------------------------------------------------------
       International Growth I Fund                                                         0.90
-------------------------------------------------------------------------------------------------
       Large Cap Core Fund                                                                 0.90
-------------------------------------------------------------------------------------------------
       Large Capital Growth Fund                                                           0.90
-------------------------------------------------------------------------------------------------
       Mid Cap Index Fund                                                                  0.90
-------------------------------------------------------------------------------------------------
       Mid Cap Strategic Growth Fund                                                       0.90
-------------------------------------------------------------------------------------------------
       Money Market I Fund                                                                 0.90
-------------------------------------------------------------------------------------------------
       Nasdaq-100(R) Index Fund                                                            0.90
-------------------------------------------------------------------------------------------------
       Real Estate Fund                                                                    0.90
-------------------------------------------------------------------------------------------------
       Science & Technology Fund                                                           0.90
-------------------------------------------------------------------------------------------------
       Small Cap Aggressive Growth Fund                                                    0.90
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   AIG Retirement Company I (continued)
-----------------------------------------------------------------------------------------
       Small Cap Fund                                                                0.90
-----------------------------------------------------------------------------------------
       Small Cap Index Fund                                                          0.90
-----------------------------------------------------------------------------------------
       Small Cap Special Values Fund                                                 0.90
-----------------------------------------------------------------------------------------
       Small-Mid Growth Fund (formerly named Small Cap Strategic Growth Fund)        0.90
-----------------------------------------------------------------------------------------
       Stock Index Fund                                                              0.90
-----------------------------------------------------------------------------------------
       Value Fund                                                                    0.90
-----------------------------------------------------------------------------------------
   AIG Retirement Company II (formerly named VALIC Company II)
-----------------------------------------------------------------------------------------
       Aggressive Growth Lifestyle Fund                                              0.65
-----------------------------------------------------------------------------------------
       Capital Appreciation Fund                                                     0.65
-----------------------------------------------------------------------------------------
       Conservative Growth Lifestyle Fund                                            0.65
-----------------------------------------------------------------------------------------
       Core Bond Fund                                                                0.65
-----------------------------------------------------------------------------------------
       High Yield Bond Fund                                                          0.65
-----------------------------------------------------------------------------------------
       International Small Cap Equity Fund                                           0.65
-----------------------------------------------------------------------------------------
       Large Cap Value Fund                                                          0.65
-----------------------------------------------------------------------------------------
       Mid Cap Growth Fund                                                           0.65
-----------------------------------------------------------------------------------------
       Mid Cap Value Fund                                                            0.65
-----------------------------------------------------------------------------------------
       Moderate Growth Lifestyle Fund                                                0.65
-----------------------------------------------------------------------------------------
       Money Market II Fund                                                          0.65
-----------------------------------------------------------------------------------------
       Small Cap Growth Fund                                                         0.65
-----------------------------------------------------------------------------------------
       Small Cap Value Fund                                                          0.65
-----------------------------------------------------------------------------------------
       Socially Responsible Fund                                                     0.65
-----------------------------------------------------------------------------------------
       Strategic Bond Fund                                                           0.65
-----------------------------------------------------------------------------------------
   Public Funds
-----------------------------------------------------------------------------------------
       AIG SunAmerica 2015 High Watermark Fund, Class I                              1.15
-----------------------------------------------------------------------------------------
       AIG SunAmerica 2020 High Watermark Fund, Class I                              1.15
-----------------------------------------------------------------------------------------
       Ariel Appreciation Fund                                                       0.90
-----------------------------------------------------------------------------------------
       Ariel Fund                                                                    0.90
-----------------------------------------------------------------------------------------
       Lou Holland Growth Fund                                                       0.90
-----------------------------------------------------------------------------------------
       Vanguard Lifestrategy Conservative Growth Fund, Investor Shares               1.15
-----------------------------------------------------------------------------------------
       Vanguard Lifestrategy Growth Fund, Investor Shares                            1.15
-----------------------------------------------------------------------------------------
       Vanguard Lifestrategy Moderate Growth Fund, Investor Shares                   1.15
-----------------------------------------------------------------------------------------
       Vanguard Long-Term Investment-Grade Fund, Investor Shares                     0.90
-----------------------------------------------------------------------------------------
       Vanguard Long-Term Treasury Fund, Investor Shares                             0.90
-----------------------------------------------------------------------------------------
       Vanguard Wellington Fund, Investor Shares                                     1.15
-----------------------------------------------------------------------------------------
       Vanguard Windsor II Fund, Investor Shares                                     1.15
-----------------------------------------------------------------------------------------

 (1) Reductions in the account maintenance charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."
 (2) See "Purchase Unit Value" for a discussion of how the separate account charges impact the calculation of each Division's unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges."

--------------------------------------------------------------------------------


 Optional IncomeLOCK Fee

 You may elect this optional living benefit feature as described below. The fee is calculated as a percentage of the Benefit Base.(1)

                     Fee Period Annualized Fee Percentage
                     ---------- -------------------------
                     All years  0.65% (deducted quarterly)

 (1) IncomeLOCK is an optional guaranteed minimum withdrawal benefit. If you elect this Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. Otherwise, the Benefit Base is equal to the Account Value on the Endorsement Date. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the Benefit.

 The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Mutual Fund.

Total Annual Mutual Fund Operating Expenses                                              Minimum Maximum
--------------------------------------------------------------------------------------------------------
(Expenses that are deducted from the assets of a Mutual Fund, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                             0.22%  1.71%*
--------------------------------------------------------------------------------------------------------

--------
* Pursuant to an Expense Limitation Agreement, AIG SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses for the 2020 High Watermark Fund to the extent that the Total Annual Fund Operating Expenses exceeds 1.18%. This waiver or reimbursement will continue indefinitely, subject to termination by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, as defined under section 2(a)(19) of The Investment Company Act of 1940, as amended (the "1940 Act").

--------------------------------------------------------------------------------

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses. Each example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Your actual costs may be higher or lower than the examples below.


The first set of examples assumes the maximum fees and expenses, including the maximum separate account charge of 1.15%, investment in a Variable Account Option with the highest total expenses (1.71%), and election of the optional IncomeLOCK feature at 0.65%.


(1) If you surrender your Contract at the end of the applicable time period:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $812  $1,553  $2,316   $3,803


(2) If you annuitize your Contract (the IncomeLOCK feature terminates at annuitization):


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $356  $1,083  $1,832   $3,803


(3) If you do not surrender your Contract:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $356  $1,083  $1,832   $3,803



The second set of examples assumes the minimum fees and expenses, including the minimum separate account charge of 0.65%, investment in a Variable Account Option with the lowest total expenses (0.22%), and that the optional IncomeLOCK feature is not elected.


(1) If you surrender your Contract at the end of the applicable time period:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $559   $784    $994    $1,101


(2) If you annuitize your Contract:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $91    $284    $494    $1,101


(3) If you do not surrender your Contract:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $91    $284    $494    $1,101


Note: These examples should not be considered representative of past or future expenses for VALIC Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.



Selected Purchase Unit Data
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8



There were no historical Purchase Unit Values as of the date of this prospectus since the series 1.10 through 12.10 contracts were not available as of December 31, 2007.

Highlights
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The Portfolio Director Fixed and Variable Annuity is a Contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

Purchase Requirements: Purchase Payments may be made at any time and in any amount, subject to plan, VALIC, or Internal Revenue Code of 1986, as amended ("Code") limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. For more information on Purchase Payments, refer to the "Purchase Period."

Right to Cancel: You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that we receive your request, depending on your state law. See "Other Contract Features."


Expenses: There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct insurance charges of up to 1.15% annually of the average daily value of your Contract allocated to the Variable Account Options. See the "Fee Tables" and "Fees and Charges."


IncomeLOCK: IncomeLOCK is an optional feature designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero (the "Benefit"). Thus, IncomeLOCK may offer protection of a sure stream of income in the event of a significant market downturn or if your Account Value declines due to unfavorable investment performance.

The feature design provides for an automatic lock-in of the Contract's highest anniversary value (the maximum anniversary value or "MAV") during the first ten years from the endorsement effective date (the "Evaluation Period"). This feature guarantees lifetime withdrawals of an income stream in the manner described below, without annuitizing the Contract. If you decide not to take withdrawals under this feature, or you surrender your Contract, you will not receive the benefits of IncomeLOCK. You could pay for this feature and not need to use it. Likewise, depending on your Contract's market performance, you may never need to rely on IncomeLOCK.

IncomeLOCK is not available if you have an outstanding loan under the Contract. If you elect to take a loan after the Endorsement Date and while IncomeLock is still in effect, we will automatically terminate the Benefit.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may remove each Participant Year without a surrender charge. Please see the "Fees and Charges" section of this prospectus.

Any withdrawals taken may be subject to a 10% IRS penalty tax if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our annuity service center. Withdrawals greater than the required minimum distributions ("RMD") determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of this feature. In addition, if you have a qualified contract, tax law and the terms of the plan may restrict withdrawal amounts. Please see the "Surrender of Account Value" and "Federal Tax Matters" sections of this prospectus.

IncomeLOCK may be elected any time, provided you are age 75 or younger on the date of election. Please note that this feature and/or its components may not be available in your state. Please check with your financial advisor for availability and any additional restrictions. IncomeLOCK might not be appropriate for use with contributory qualified plans (401(k), 403(b), 457) or IRAs (traditional or Roth IRAs and SEPs) if you plan to make ongoing contributions. This is because the Benefit applies only to purchase payments made within the first two contract years if the Benefit is selected at Contract issue, or to the Account Value on the Endorsement Date if the Benefit is selected after Contract issue. We reserve the right to modify, suspend or terminate IncomeLOCK in its entirety or any component at any time for Contracts that have not yet been issued.

Federal Tax Information: Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those

--------------------------------------------------------------------------------

established under Code sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Before purchasing a deferred annuity for use in a qualified retirement plan or program, you should seek tax advice from your own tax advisor. For a more detailed discussion of these income tax provisions, see "Federal Tax Matters."

Surrender Charges: Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

Access to Your Money: You may withdraw money from your Contract during the Purchase Period. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See "Surrender of Account Value" and "Federal Tax Matters."

Loans: Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans ("IRAs"), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid).

Transfers: There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.

Transfers can be made by calling AIG Retirement's toll-free transfer service at 1-800-448-2542. For more information on account transfers, see "Transfers Between Investment Options."

Income Options: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See "Payout Period."

Death Benefits: Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The Death Benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Please note that the death benefit provisions may vary from state to state. See "Death Benefits."

Inquiries: If you have questions about your Contract, call your financial advisor or contact us at 1-800-448-2542.


 Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the Contract, as well as the risks of investing.

General Information
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About the Contracts

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer's plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called "Purchase Payments." The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Please refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see "Purchase Period" and "Payout Period."

About VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, AIG Life Holdings (US), Inc., formerly American General Corporation ("ALH"), a holding company and VALIC's indirect parent company, was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management.

American Home Assurance Company

The information below is applicable to you only if your Contract or Certificate was issued on or before December 31, 2006.

Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company ("American Home"), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company's Contract owners can enforce the guarantee directly.

American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time ("Point of Termination"). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.

About VALIC Separate Account A

When you direct money to the Contract's Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call "Divisions." Sixty Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the AIG Retirement Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

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VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the 1940 Act. Units of interest in VALIC Separate Account A are registered as securities under The Securities Act of 1933, as amended (the "1933 Act").

VALIC Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and AIG and ALH have no legal obligation to back these commitments.

Units of Interest

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

Distribution of the Contracts


The principal underwriter and distributor for VALIC Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority, unless such broker-dealers are exempt from the broker-dealer registration requirements of The Securities Exchange Act of 1934, as amended. VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of VALIC financial advisors. For more information about the Distributor, see "Distribution of Variable Annuity Contracts" in the Statement of Additional Information.


VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC's general overhead and are not charged back to employers, group employee benefit plans or plan participants.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each first-year Purchase Payment. Agents will receive commissions of approximately 1.2% for level Purchase Payments in subsequent years and up to 7% on increases in the amount of Purchase Payments in the year of the increase. In addition, the Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the "Fees and Charges" section in this prospectus.

Fixed and Variable Account Options
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The Contracts offer a choice from among several Variable Account Options and three Fixed Account Options. Depending on the selection made by your employer's plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned. The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns that are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

Fixed Account Options

Portfolio Director features up to three guaranteed fixed options. These options provide fixed-rate earnings and guarantee safety

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of principal. The guarantees are backed by the claims-paying ability of the Company, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

      Fixed Account Options               Investment Objective
      ---------------------               --------------------
      Fixed Account Plus         Invests in the general account assets
                                 of the Company. This account provides
                                 fixed-return investment growth for the
                                 long-term. It is credited with interest
                                 at rates set by VALIC. The account is
                                 guaranteed to earn at least a minimum
                                 rate of interest as shown in your
                                 Contract. Your money may be credited
                                 with a different rate of interest
                                 depending on the time period in which
                                 it is accumulated. Purchase Payments
                                 allocated to a fixed account option
                                 will receive a current rate of
                                 interest. There are limitations on
                                 transfers out of this option. If you
                                 transfer assets from Fixed Account Plus
                                 to another investment option, any
                                 assets transferred back into Fixed
                                 Account Plus within 90 days will
                                 receive a different rate of interest,
                                 than that paid for new Purchase
                                 Payments.

      Short-Term Fixed Account   Invests in the general account assets
                                 of the Company. This account provides
                                 fixed-return investment growth for the
                                 short-term. It is credited with
                                 interest at rates set by VALIC, which
                                 may be lower than the rates credited to
                                 Fixed Account Plus, above. The account
                                 is guaranteed to earn at least a
                                 minimum rate of interest as shown in
                                 your Contract. Your money may be
                                 credited with a different rate of
                                 interest depending on the time period
                                 in which it is accumulated.

      Multi-Year Enhanced Option Invests in the general account assets
       ("Multi-Year Option")     of the Company. This account is a
                                 long-term investment option, providing
                                 a guaranteed interest rate for a
                                 guaranteed period (three, five, seven,
                                 or ten years) ("MVA Term"). Please see
                                 your Contract for minimum investment
                                 amounts and other requirements and
                                 restrictions. This option may not be
                                 available in all employee plans or
                                 states. All MVA Terms may not be
                                 available. Please see your financial
                                 advisor for information on the MVA
                                 Terms that are currently offered.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month, and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. VALIC guarantees that all contributions received during a calendar month will receive that month's current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.

Variable Account Options

The Contracts enable you to participate in Divisions that represent Variable Account Options, shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. We reserve the right to limit the investment options available under your Contract if you elect IncomeLOCK.

Several of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public (retail investors) outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. These funds are listed in the front of the prospectus as "Public Funds." If your Contract is a tax-deferred Nonqualified annuity that is not part of your employer's retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Public Funds will not be available within your Contract, due to Internal Revenue Code requirements concerning investor control. Therefore, the Nonqualified annuities listed above and ineligible deferred compensation 457(f) plans and private sector top-hat plans may invest only in AIG Retirement Company I and II.

The Variable Account Options shown below include a brief description of each Fund, including its investment objective. We also show the investment adviser for each Fund, and investment sub-adviser, if applicable. Please see the separate Fund prospectuses for more detailed information on each Fund's management fees and total expenses, investment strategy and risks, as well as a history of any changes to a Fund's investment adviser or sub-adviser. You should read the prospectuses carefully before investing. Additional copies are available from AIG Retirement at 1-800-448-2542 or online at www.aigretirement.com.

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Please refer to your employer's retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund's prospectus.

Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well balanced and diversified investment portfolio. As just one example, investing more than 20% of an investor's total retirement savings in any one company or industry may cause that individual's retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk. The United States Department of Labor provides many plan sponsors and participants with helpful information about the importance of diversification at: www.dol.gov/ebsa/investing.html.

AIG SunAmerica Asset Management Corp. and AIG Global Investment Corp. are each affiliated with the adviser, VALIC, due to common ownership. Please note that the Ariel Fund and Ariel Appreciation Fund are not available in any 457 plans, except by special arrangement.

Variable Account Options                        Investment Objective                           Adviser and Sub-Adviser
------------------------                        --------------------                           -----------------------
AIG SunAmerica           Each High Watermark Fund seeks capital appreciation to the         Adviser: Trajectory Asset
2015 High Watermark Fund extent consistent with preservation of capital investment gains in Management LLC order to have a net asset value ("NAV") on its Protected Maturity
AIG SunAmerica           Date at least equal to the Protected High Watermark Value. Each    (AIG SunAmerica Asset
2020 High Watermark Fund High Watermark Fund seeks high total return as a secondary         Management Corp. is the daily
                         objective.                                                         business manager.)

                         If you hold your Variable Investment Option Units until the
                         Protected Maturity Date, you will be entitled to redeem your shares for no less than the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High
                         Watermark Fund reaching this value, and any extraordinary
                         expenses, and increased by appreciation in share value
                         subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

                         The Protected Maturity Date for each High Watermark Fund is:
                         2015 High Watermark Fund            August 31, 2015
                         2020 High Watermark Fund            August 31, 2020

                         If you may need access to your money at any point prior to the
                         Protected Maturity Date, you should consider the
                         appropriateness of investing in the High Watermark Funds.
                         Investors who redeem before the Protected Maturity Date will receive the current Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the initial investment.

                         An investment in the High Watermark Funds may not be
                         appropriate for persons enrolled in Guided Portfolio Services/SM/, an investment advisory product offered by AIG Retirement
                         Advisors, Inc.

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    Variable Account Options                             Investment Objective
    ------------------------                             --------------------
Ariel Appreciation Fund -- a     Seeks long-term capital appreciation by investing primarily in the series of Ariel Investment Trust stocks of medium-sized companies with market capitalizations between $2.5 billion and $15 billion at the time of initial purchase.

Ariel Fund -- a series of Ariel  Seeks long-term capital appreciation by investing primarily in
Investment Trust                 the stocks of small companies with a market capitalization generally between $1 billion and $5 billion at the time of initial purchase.

Lou Holland Growth Fund          The fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. The fund will invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Vanguard LifeStrategy            Seeks to provide current income and low to moderate capital
Conservative Growth Fund         appreciation. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 40% of assets to bonds, 20% to short-
                                 term fixed income investments, and 40% to common stocks.
                                 The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                 investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Vanguard LifeStrategy            Seeks to provide capital appreciation and some current income.
Growth Fund                      This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to common stocks and 20% to bonds.
                                 The fund's indirect stock holdings consist substantially of large-
                                 cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.
                                 stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S.
                                 government, agency, and investment-grade corporate bonds,
                                 as well as mortgage-backed and asset-backed securities.

Vanguard LifeStrategy            Seeks to provide capital appreciation and a low to moderate
Moderate Growth Fund             level of current income. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to common stocks and 40% to bonds. The fund's indirect stock
                                 holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
                                 The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                 investment-grade corporate bonds, as well as mortgage-
                                 backed securities.

Vanguard Long-Term               Seeks to provide a high and sustainable level of current income
Investment-Grade Fund            by investing in a variety of high quality and, to a lesser extent, medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Vanguard Long-Term               Seeks to provide a high and sustainable level of current income
Treasury Fund                    by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

                        Investment Objective                            Adviser and Sub-Adviser
                        --------------------                            -----------------------
Seeks long-term capital appreciation by investing primarily in the    Adviser: Ariel Capital
stocks of medium-sized companies with market capitalizations          Management, LLC
between $2.5 billion and $15 billion at the time of initial purchase.

Seeks long-term capital appreciation by investing primarily in        Adviser: Ariel Capital
the stocks of small companies with a market capitalization            Management, LLC
generally between $1 billion and $5 billion at the time of
initial purchase.

The fund primarily seeks long-term growth of capital. The receipt     Adviser: Holland Capital
of dividend income is a secondary consideration. The fund will        Management, LLC
invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Seeks to provide current income and low to moderate capital           The fund does not employ an
appreciation. This is a fund of funds, investing in other Vanguard    investment adviser. Instead,
mutual funds according to a fixed formula that typically results      the fund's Board of Trustees
in an allocation of about 40% of assets to bonds, 20% to short-       decides how to allocate the
term fixed income investments, and 40% to common stocks.              fund's assets among the
The fund's indirect bond holdings are a diversified mix of short-,    underlying funds.
intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Seeks to provide capital appreciation and some current income.        The fund does not employ an
This is a fund of funds, investing in other Vanguard mutual funds     investment adviser. Instead,
according to a fixed formula that typically results in an allocation  the fund's Board of Trustees
of about 80% of assets to common stocks and 20% to bonds.             decides how to allocate the
The fund's indirect stock holdings consist substantially of large-    fund's assets among the
cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.       underlying funds.
stocks and foreign stocks. Its indirect bond holdings are a
diversified mix of short-, intermediate- and long-term U.S.
government, agency, and investment-grade corporate bonds,
as well as mortgage-backed and asset-backed securities.

Seeks to provide capital appreciation and a low to moderate           The fund does not employ an
level of current income. This is a fund of funds, investing in        investment adviser. Instead,
other Vanguard mutual funds according to a fixed formula that         the fund's Board of Trustees
typically results in an allocation of about 60% of assets to          decides how to allocate the
common stocks and 40% to bonds. The fund's indirect stock             fund's assets among the
holdings consist substantially of large-cap U.S. stocks and, to a     underlying funds.
lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, as well as mortgage-
backed securities.

Seeks to provide a high and sustainable level of current income       Adviser: Wellington
by investing in a variety of high quality and, to a lesser extent,    Management Company, LLP
medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Seeks to provide a high and sustainable level of current income       Adviser: The Vanguard Group
by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

--------------------------------------------------------------------------------

 Variable Account Options                          Investment Objective                           Adviser and Sub-Adviser
 ------------------------                          --------------------                           -----------------------
Vanguard Wellington Fund    Seeks to provide long-term capital appreciation and reasonable     Adviser: Wellington
                            current income by investing in dividend-paying, and, to a lesser   Management Company, LLP
                            extent, non-dividend-paying common stocks of established
                            medium- and large-sized companies. In choosing these
                            companies, the Adviser seeks those that appear to be
                            undervalued but which have prospects to improve. The fund
                            also invests in investment grade corporate bonds, with some exposure to U.S. Treasury, government agency and
                            mortgage-backed securities.

Vanguard Windsor II Fund    Seeks to provide long-term capital appreciation and income. The    Advisers: Armstrong, Shaw
                            fund invests mainly in large- and mid-sized companies whose        Associates, Inc.; Barrow,
                            stocks are considered by an adviser to be undervalued.             Hanley, Mewhinney &
                                                                                               Strauss, Inc.; Equinox Capital
                                                                                               Management, LLC; Hotchkis
                                                                                               and Wiley Capital
                                                                                               Management, LLC; Tukman
                                                                                               Capital Management, Inc.; and
                                                                                               The Vanguard Group

AIG Retirement Company I

Asset Allocation Fund       Seeks maximum aggregate rate of return over the long term          Adviser: VALIC
                            through controlled investment risk by adjusting its investment     Sub-Adviser: AIG Global
                            mix among stocks, long-term debt securities and short-term         Investment Corp.
                            money market securities.

Blue Chip Growth Fund       Seeks long-term capital growth by investing in the common          Adviser: VALIC
                            stocks of large and medium-sized blue chip growth companies.       Sub-Adviser: T. Rowe Price
                            Income is a secondary objective.                                   Associates, Inc.

Broad Cap Value Income Fund Seeks total return through capital appreciation with income as a   Adviser: VALIC
                            secondary objective by investing primarily in equity securities of Sub-Adviser: Barrow, Hanley,
                            U.S. large- and medium-capitalization companies that are           Mewhinney & Straus, Inc.
                            undervalued.

Capital Conservation Fund   Seeks the highest possible total return consistent with the        Adviser: VALIC
                            preservation of capital through current income and capital gains   Sub-Adviser: AIG Global
                            on investments in intermediate- and long-term debt instruments     Investment Corp.
                            and other income producing securities.

Core Equity Fund            Seeks long-term growth of capital through investment primarily     Adviser: VALIC
                            in the equity securities of large-cap quality companies with long- Sub-Adviser: BlackRock
                            term growth potential.                                             Financial Management, LLC

Core Value Fund             Seeks capital growth by investing in common stocks, though the     Adviser: VALIC
                            fund may invest in securities other than stocks. Current income    Sub-Adviser: American
                            is a secondary objective. Two investment strategies will be        Century Investment
                            utilized. Half of the assets will be managed by employing a        Management, Inc.
                            quantitative income and growth investment strategy, while the remainder of the assets will be managed using a portfolio
                            optimization technique. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk. The sub-adviser also attempts to create a dividend yield for the fund that will be greater than that of the
                            S&P 500(R) Index.

--------------------------------------------------------------------------------

  Variable Account Options                           Investment Objective                            Adviser and Sub-Adviser
  ------------------------                           --------------------                            -----------------------
Foreign Value Fund           Seeks long-term growth of capital by investing primarily in equity    Adviser: VALIC
                             securities of companies located outside the U.S., including           Sub-Adviser: Templeton
                             emerging markets.                                                     Global Advisors Limited

Global Equity Fund           Seeks capital appreciation by investing primarily in mid-cap and      Adviser: VALIC
                             large-cap companies with market capitalizations in excess of          Sub-Adviser: Putnam
                             $1 billion, although it can invest in companies of any size.          Investment Management, LLC

Global Social Awareness Fund Seeks to obtain growth of capital through investment, primarily       Adviser: VALIC
(formerly Social             in common stocks, in companies which meet the social criteria         Sub-Adviser: AIG Global
Awareness Fund)              established for the fund. The fund will typically invest in stocks of Investment Corp.
                             large capitalization companies domiciled in the U.S., Europe,
                             Japan and other developed markets. The fund does not invest in companies that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the production of products that have a severe impact on the environment; labor relations/labor disputes; or that have
                             operations in countries with significant human rights concerns.

Global Strategy Fund         Seeks high total return by investing in equity securities of          Adviser: VALIC
                             companies in any country, fixed income (debt) securities of           Sub-Adviser: Franklin
                             companies and governments of any country, and in money                Advisors, Inc. and Templeton
                             market instruments.                                                   Investment Counsel, LLC

Government Securities Fund   Seeks high current income and protection of capital through           Adviser: VALIC
                             investments in intermediate- and long-term U.S. government and        Sub-Adviser: AIG Global
                             government-sponsored debt securities.                                 Investment Corp.

Growth Fund (formerly VALIC  Seeks long-term capital growth by using distinct investment           Adviser: VALIC
Ultra Fund)                  strategies: a growth strategy (investing primarily in larger sized    Sub-Adviser: American
                             U.S. companies); a disciplined growth strategy utilizing              Century Global Investment
                             quantitative management techniques; and a global growth               Management, Inc.
                             strategy (investing primarily in equity securities of issuers located in developed countries world-wide including the U.S.).

Growth & Income Fund         Seeks to provide long-term growth of capital and secondarily,         Adviser: VALIC
                             current income, through investment in common stocks and               Sub-Adviser: AIG SunAmerica
                             equity-related securities.                                            Asset Management Corp.

Health Sciences Fund         Seeks long-term capital growth through investments primarily in       Adviser: VALIC
                             the common stocks of companies engaged in the research,               Sub-Adviser: T. Rowe Price
                             development, production, or distribution of products or services      Associates, Inc.
                             related to health care, medicine, or the life sciences.

Inflation Protected Fund     Seeks maximum real return, consistent with appreciation of            Adviser: VALIC
                             capital and prudent investment management. The fund invests in        Sub-Adviser: AIG Global
                             inflation-indexed fixed income securities issued by U.S. and non-     Investment Corp.
                             U.S. governments and corporations.

International Equities Fund  Seeks to provide long-term growth of capital through                  Adviser: VALIC
                             investments primarily in a diversified portfolio of equity and        Sub-Adviser: AIG Global
                             equity-related securities of foreign issuers that, as a group, the    Investment Corp.
                             Sub-Adviser believes may provide investment results closely corresponding to the performance of the Morgan Stanley Capital
                             International, Europe, Australasia and the Far East Index.

--------------------------------------------------------------------------------

  Variable Account Options                            Investment Objective                           Adviser and Sub-Adviser
  ------------------------                            --------------------                           -----------------------
International Government      Seeks high current income through investments primarily in           Adviser: VALIC
Bond Fund                     investment grade debt securities issued or guaranteed by foreign     Sub-Adviser: AIG Global
                              governments. This fund is classified as "non-diversified" because    Investment Corp.
                              it expects to concentrate in certain foreign government
                              securities. Also, the fund attempts to have all of its investments payable in foreign securities. The fund may convert its cash to foreign currency.

International Growth I Fund   Seeks capital growth through investments primarily in equity         Adviser: VALIC
                              securities of issuers in developed foreign countries. The Sub-       Sub-Adviser: American
                              Adviser uses an investment strategy it developed to invest in        Century Global Investment
                              stocks it believes will increase in value over time.                 Management, Inc., Invesco
                                                                                                   Aim Capital Management, Inc.
                                                                                                   and Massachusetts Financial
                                                                                                   Services Company

Large Cap Core Fund           Seeks capital growth with the potential for current income by        Adviser: VALIC
                              investing in the common stocks of large-sized U.S. companies         Sub-Adviser: Evergreen
                              (i.e., companies whose market capitalization falls within the        Investment Management
                              range tracked in the Russell 1000(R) Index).                         Company, LLC

Large Capital Growth Fund     Seeks to provide long-term growth of capital by investing in         Adviser: VALIC
                              securities of large-cap companies (i.e., companies whose market      Sub-Adviser: Invesco Aim
                              capitalization falls within the range tracked in the Russell 1000(R) Capital Management, Inc. and
                              Index).                                                              AIG SunAmerica Asset
                                                                                                   Management Corp.

Mid Cap Index Fund            Seeks to provide growth of capital through investments primarily     Adviser: VALIC
                              in a diversified portfolio of common stocks that, as a group, are    Sub-Adviser: AIG Global
                              expected to provide investment results closely corresponding to      Investment Corp.
                              the performance of the S&P MidCap 400(R) Index.

Mid Cap Strategic Growth Fund Seeks long-term capital growth by investing primarily in growth-     Adviser: VALIC
(formerly Mid Capital         oriented equity securities of U.S. mid-cap companies and, to a       Sub-Adviser: Morgan Stanley
Growth Fund)                  limited extent, foreign companies.                                   Investment Management, Inc.
                                                                                                   d/b/a Van Kampen and Brazos
                                                                                                   Capital Management, LP

Money Market I Fund           Seeks liquidity, protection of capital and current income through    Adviser: VALIC
                              investments in short-term money market instruments.                  Sub-Adviser: AIG SunAmerica
                                                                                                   Asset Management Corp.

Nasdaq-100(R) Index Fund      Seeks long-term capital growth through investments in the            Adviser: VALIC
                              stocks that are included in the Nasdaq-100 Index(R). The fund is a   Sub-Adviser: AIG Global
                              non-diversified fund, meaning that it can invest more than 5% of     Investment Corp.
                              its assets in the stock of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.

Real Estate Fund              Seeks high total return through long-term growth of capital and      Adviser: VALIC
                              current income by investing primarily in a diversified portfolio of  Sub-Adviser: Invesco Aim equity investments in real estate and real estate-related companies. Capital Management, Inc. and
                                                                                                   Goldman Sachs Asset
                                                                                                   Management, L.P.

--------------------------------------------------------------------------------

  Variable Account Options                            Investment Objective                            Adviser and Sub-Adviser
  ------------------------                            --------------------                            -----------------------
Science & Technology Fund     Seeks long-term capital appreciation through investments             Adviser: VALIC
                              primarily in the common stocks of companies that are expected        Sub-Adviser: T. Rowe Price
                              to benefit from the development, advancement, and use of             Associates, Inc., RCM Capital
                              science and technology. Several industries are likely to be          Management LLC and
                              included, such as electronics, communications, e-commerce,           Wellington Management
                              information services, media, life sciences and health care,          Company, LLP
                              environmental services, chemicals and synthetic materials, defense and aerospace, nanotechnology, energy equipment and services and electronic manufacturing.

Small Cap Aggressive          Seeks capital growth by investing in equity securities of small      Adviser: VALIC
Growth Fund                   U.S. companies (i.e., companies whose market capitalization falls    Sub-Adviser: Wells Capital
                              within the Russell 2000(R) Index).                                   Management Incorporated

Small Cap Fund                Seeks to provide long-term capital growth by investing primarily     Adviser: VALIC
                              in the stocks of small companies, with market capitalizations at     Sub-Adviser: Invesco Aim
                              the time of purchase which fall 1) within or below range of          Capital Management, Inc.,
                              companies in either the current Russell 2000(R) or S&P SmallCap      T. Rowe Price Associates, Inc.
                              600(R) Indices, or 2) below the three-year average maximum           and Bridgeway Capital
                              market cap of companies in the index as of December 31 of the        Management, Inc.
                              three preceding years.

Small Cap Index Fund          Seeks to provide growth of capital through investment primarily      Adviser: VALIC
                              in a diversified portfolio of common stocks that, as a group, the    Sub-Adviser: AIG Global
                              Sub-Adviser believes may provide investment results closely          Investment Corp.
                              corresponding to the performance of the Russell 2000(R) Index.

Small Cap Special Values Fund Seeks to produce growth of capital by investing primarily in         Adviser: VALIC
                              common stocks of small U.S. companies.                               Sub-Adviser: Evergreen
                                                                                                   Investment Management
                                                                                                   Company and Putnam
                                                                                                   Investment Management, LLC

Small-Mid Growth Fund         Seeks to achieve its investment goal by investing primarily in       Adviser: VALIC
(formerly Small Cap Strategic stocks of U.S. companies with small and medium market                Sub-Adviser: Evergreen
Growth Fund)                  capitalizations that the sub-adviser believes have the potential for Investment Management
                              above average growth.                                                Company, LLC

Stock Index Fund              Seeks long-term capital growth through investment in common          Adviser: VALIC
                              stocks that, as a group, are expected to provide investment          Sub-Adviser: AIG Global
                              results closely corresponding to the performance of the              Investment Corp.
                              S&P 500(R) Index.

Value Fund                    Seeks capital appreciation through investments primarily in          Adviser: VALIC
                              common stocks of large U.S. companies, focusing on value             Sub-Adviser:
                              stocks that the Sub-Adviser believes are currently undervalued by    OppenheimerFunds, Inc.
                              the market.

AIG Retirement Company II

Aggressive Growth             Seeks growth through investments in a combination of the             Adviser: VALIC
Lifestyle Fund                different funds offered in AIG Retirement Company I and AIG          Sub-Adviser: AIG Global
                              Retirement Company II. The indirect holdings for this fund of        Investment Corp.
                              funds are primarily in equity securities of domestic and foreign companies of any market capitalization, and fixed-income
                              securities of domestic issuers.

--------------------------------------------------------------------------------

   Variable Account Options                            Investment Objective                           Adviser and Sub-Adviser
   ------------------------                            --------------------                           -----------------------
Capital Appreciation Fund      Seeks long-term capital appreciation by investing primarily in a     Adviser: VALIC
                               broadly diversified portfolio of stocks and other equity securities  Sub-Adviser: Bridgeway
                               of U.S. companies.                                                   Capital Management, Inc.

Conservative Growth            Seeks current income and low to moderate growth of capital           Adviser: VALIC
Lifestyle Fund                 through investments in a combination of the different funds          Sub-Adviser: AIG Global
                               offered in AIG Retirement Company I and AIG Retirement               Investment Corp.
                               Company II. The indirect holdings for this fund of funds are primarily in fixed-income securities of domestic and foreign issuers and equity securities of domestic companies.

Core Bond Fund                 Seeks the highest possible total return consistent with the          Adviser: VALIC
                               conservation of capital through investments in medium- to high-      Sub-Adviser: AIG Global
                               quality fixed income securities. These securities include            Investment Corp.
                               corporate debt securities of domestic and foreign companies, securities issued or guaranteed by the U.S. government, and mortgage-backed, or asset-backed securities.


High Yield Bond Fund           Seeks the highest possible total return and income consistent        Adviser: VALIC
                               with conservation of capital through investment in a diversified     Sub-Adviser: AIG Global
                               portfolio of high yielding, high risk fixed income securities. These Investment Corp.
                               securities are in below-investment-grade junk bonds.

International Small Cap        Seeks to provide long-term capital appreciation through equity       Adviser: VALIC
Equity Fund                    and equity-related securities of small cap companies throughout      Sub-Adviser: AIG Global
                               the world, excluding the U.S.                                        Investment Corp.

Large Cap Value Fund           Seeks to provide total returns that exceed over time the Russell     Adviser: VALIC
                               1000(R) Value Index through investment in equity securities. The     Sub-Adviser: SSgA Funds
                               Russell 1000(R) Value Index is a sub-index of the Russell 3000(R)    Management, Inc.
                               Index, which follows the 3,000 largest U.S. companies, based on total market capitalization.

Mid Cap Growth Fund            Seeks long-term capital appreciation principally through             Adviser: VALIC
                               investments in medium-capitalization equity securities, such as      Sub-Adviser: Invesco Aim
                               common and preferred stocks and securities convertible into          Capital Management, Inc.
                               common stocks. The Sub-Adviser defines mid-sized companies as companies that are included in the Russell MidCap(R) Index.

Mid Cap Value Fund             Seeks capital growth, through investment in equity securities of     Adviser: VALIC
                               medium capitalization companies using a value-oriented               Sub-Adviser: FAF Advisors,
                               investment approach. Mid-capitalization companies include            Inc. and Wellington
                               companies with a market capitalization equaling or exceeding         Management Company, LLP
                               $500 million, but not exceeding the largest market capitalization of the Russell MidCap(R) Index range.

Moderate Growth Lifestyle Fund Seeks growth and current income through investments in a             Adviser: VALIC
                               combination of the different funds offered in AIG Retirement         Sub-Adviser: AIG Global
                               Company I and AIG Retirement Company II. This fund of funds          Investment Corp.
                               indirect holdings are primarily in domestic and foreign fixed-
                               income securities and equity securities of domestic large-
                               capitalizations companies.

Money Market II Fund           Seeks liquidity, protection of capital and current income through    Adviser: VALIC
                               investments in short-term money market instruments.                  Sub-Adviser: AIG SunAmerica
                                                                                                    Asset Management Corp.

Small Cap Growth Fund          Seeks long-term capital growth through investments primarily in      Adviser: VALIC
                               the equity securities of small companies with market caps at the     Sub-Adviser: JPMorgan
                               time of purchase, equal to or less than the largest company in       Investment Management Inc.
                               the Russell 2000(R) Index during most recent 12-month period.

--------------------------------------------------------------------------------

Variable Account Options                          Investment Objective                           Adviser and Sub-Adviser
------------------------                          --------------------                           -----------------------
Small Cap Value Fund      Seeks to provide maximum long-term return, consistent with            Adviser: VALIC
                          reasonable risk to principal, by investing primarily in securities of Sub-Adviser: JPMorgan
                          small-capitalization companies in terms of revenue and/or market      Investment Advisors, Inc.
                          capitalization. Small-cap companies are companies whose
                          market capitalization is equal to or less than the largest company in the Russell 2000(R) Index during the most recent 12-month period.

Socially Responsible Fund Seeks to obtain growth of capital through investment, primarily       Adviser: VALIC
                          in equity securities, of companies which meet the social criteria     Sub-Adviser: AIG Global
                          established for the fund. The fund does not invest in companies       Investment Corp.
                          that are significantly engaged in the production of nuclear energy; the manufacture of weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the
                          production of products that significantly pollute the environment;
                          labor relations/labor disputes; or significant workplace violations.

Strategic Bond Fund       Seeks the highest possible total return and income consistent         Adviser: VALIC
                          with conservation of capital through investment in a diversified      Sub-Adviser: AIG Global
                          portfolio of income producing securities. The fund invests in a       Investment Corp.
                          broad range of fixed-income securities, including investment-
                          grade bonds, U.S. government and agency obligations,
                          mortgage-backed securities, and U.S., Canadian, and foreign high risk, high yield bonds.

A detailed description of the fees, investment objective, strategy, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.aigretirement.com.

Purchase Period
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

Account Establishment

You may establish an account through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts ("individual contracts").

The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000.00. Minimum initial and subsequent Purchase Payments are as follows:

                                       Initial Subsequent
                      Contract Type    Payment  Payment
                      -------------    ------- ----------
                      Periodic Payment $   30     $ 30
                      Single Payment.. $1,000      -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

When an initial Purchase Payment is accompanied by an application, within 2 Business Days we will:

  . Accept the application and establish your account. We will also apply your Purchase Payment by crediting the amount, on the date we accept your application, to the Fixed or Variable Account Option selected; or

  .   Reject the application and return the Purchase Payment; or

  . Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, on the date we accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

--------------------------------------------------------------------------------


If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

Return Purchase Payments. If we do not have your name, address or Social Security Number ("SSN"), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

Employer-Directed Account. If we have your name, address and SSN and we have an Employer-Directed Account Agreement with your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in a Money Market Division, or other investment options chosen by your employer. You may not transfer these amounts until VALIC has received a completed application or enrollment form; or

Starter Account. If we have your name, address and SSN, but we do not have an Employer-Directed Account Agreement with your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option available for your plan or other investment options chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

When Your Account Will Be Credited

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received by our bank by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after 4:00 p.m. Eastern time will be credited the next Business Day.

Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

Purchase Units

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following the close of regular trading of the NYSE, normally 4:00 p.m. Eastern time. Note that the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Purchase Units may be shown as "Number of Shares" and the Purchase Unit Values may be shown as "Share Price" on some account statements. See "Purchase Unit Value" in the SAI for more information and an illustration of the calculation of the unit value.

Calculation of Value for Fixed Account Options

The Fixed Account Plus and the Short-Term Fixed Accounts are part of the Company's general assets. The Multi-Year Option may be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "General Information" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

--------------------------------------------------------------------------------


The value of your Fixed Account Option is calculated on a given Business Day as shown below:

              Value of Your Fixed Account Options*
          =   (equals)
              All Purchase Payments made to the Fixed Account Options
          +   (plus)
              Amounts transferred from Variable Account Options to the Fixed Account Options
          +   (plus)
              All interest earned
          -   (minus)
              Amounts transferred or withdrawn from Fixed Account
              Options (including applicable fees and charges)

--------
* This value may be subject to a market value adjustment under the Multi-Year Option.

Calculation of Value for Variable Account Options

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the "General Information, Variable Account Options" section in this prospectus and in each Mutual Fund's prospectus. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See "Fees and Charges." Your account will be credited with the applicable number of Purchase Units. If the Purchase Payment is in good order as described and is received by our bank by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day's Purchase Unit value. Purchase Payments in good order received by our bank after 4:00 p.m. Eastern time will be credited the next Business Day and will receive the next Business Day's Purchase Unit value. Because Purchase Unit values for each Mutual Fund change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

Premium Enhancement Credit

From time to time, VALIC may offer a 2% and 4% premium enhancement credit ("Premium Enhancement") to a Participant meeting certain criteria as described below. The Premium Enhancement will be added to the Account Value as earnings, allocated to the Fixed and Variable Account Options in the same manner as the Participant's contributions or Eligible Deposits to the account.

Eligibility Criteria -- 4% Premium Enhancement Credit

Participants. An "Eligible Participant" is a Participant employed in the K-12 market (educators and administrators and other employees eligible to participate in a 403(b) or 457(b) program in elementary and secondary schools) who opens a new 403(b) or 457(b) Portfolio Director account with VALIC and who is no longer in the free look period. A "new" 403(b) or 457(b) account is an account that is the Participant's first annuity account on the VALIC Portfolio Director recordkeeping system.

Contributions. A Premium Enhancement of 4% will be paid following the receipt and crediting of "First-Year" contributions made to the new account that are received and credited by VALIC, for a period of one year, beginning as of the date of the first contribution made to the new account in accordance with a salary reduction arrangement, on or after the endorsement effective date. A First-Year contribution does not include amounts rolled over or directly transferred to VALIC from another retirement contract or program, or to amounts attributable to employer contributions.

Contracts. This program is available only to certain 403(b) or 457(b) Portfolio Director accounts at this time. This does not include Contracts that are subject to the Employee Retirement Income Security Act of 1974 ("ERISA") or group Contracts that require permission or notice to offer this Premium Enhancement.

Eligibility Criteria -- 2% Premium Enhancement Credit

Participants. An "Eligible Participant" is any Participant, new or existing, with a Portfolio Director account in the nonqualified, IRA or K-12 markets. The K-12 market includes educators, administrators and other employees eligible to participate in a 403(b) or 457(b) program in elementary and secondary schools.

Rollover Deposits. A Premium Enhancement of 2% will be paid following the receipt and crediting of Purchase Payments of $50,000 or more that are rolled over or transferred directly to VALIC from a non-VALIC retirement contract or program ("Eligible Deposit") on or after the endorsement effective date. We will total all such Eligible Deposits that we receive within a 90-day period in order to meet the $50,000 minimum requirement. An Eligible Deposit does not include a periodic Purchase Payment made to the Contract under a salary reduction arrangement; a Purchase Payment attributable to employer contributions; or a transfer or exchange from any other VALIC product. Eligibility for the Premium Enhancement will immediately end if an Eligible Participant takes a withdrawal from the Contract any time after we credit a Premium Enhancement to the Account Value. Participants may not transfer amounts in and out of a Contract to receive multiple bonuses on the same monies.

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Contracts. This program is available only to Portfolio Director accounts in the nonqualified, IRA or K-12 markets at this time. This does not include the Portfolio Director Freedom Plus IRA Contract; or Contracts that are subject to ERISA; or group Contracts that require permission or notice to offer this Premium Enhancement.

Important Information Applicable to Either Premium Enhancement Credit

The Premium Enhancement will not be counted as premium for contribution limits and is not considered to be an "Eligible Purchase Payment" for the IncomeLOCK program; however, any earnings on the Premium Enhancement will be included as a part of the Anniversary Value. The Premium Enhancement will be immediately available for withdrawal, annuitization or payment of a death benefit; thus, the participant will be vested in the amount of the Premium Enhancement. The Premium Enhancement and any gains or losses attributable to it will be treated as "earnings" for all purposes under the Contract. As such, the Premium Enhancement will be subject to all of the rights and limitations that would otherwise apply under the Contract to earnings, gains or other credits. We may offer this Premium Enhancement program for certain periods each year. We reserve the right to modify, suspend or terminate the Premium Enhancement for Contracts that have not yet been issued. Additionally, we reserve the right to withhold payment of the Premium Enhancement until the expiration of the Contract's free look period. The Premium Enhancement may not be available in all states or through the broker-dealer with which your financial advisor is affiliated. Please check with your financial advisor for availability and any other restrictions.

Stopping Purchase Payments

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

IncomeLOCK

IncomeLOCK is a living benefit option available with VALIC's Portfolio Director Fixed and Variable Annuity Contracts. It is a guaranteed minimum withdrawal benefit that protects against market downturns and allows you to receive an income based on your Contract's highest anniversary value during the benefit's first 10 years, as more fully described below.

IncomeLOCK automatically locks-in the highest Anniversary Value (the MAV) during the first 10 years after it is elected (each, a "Benefit Year") and guarantees annual withdrawals based on the MAV over the period that the Benefit is in effect. You may be able to extend the MAV Evaluation Period for an additional ten years as discussed below (an "Extension"). Additionally, you may take withdrawals over the lifetime of the owner as more fully described below.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the maximum annual withdrawal percentage of 5% in any Benefit Year. You may begin taking withdrawals under the Benefit immediately following the date the Endorsement is issued for your Contract (the "Endorsement Date"). See "Surrender of Account Value" for more information regarding the effects of withdrawals on the components of the Benefit and a description of the effect of RMDs on the Benefit.

The table below is a summary of the IncomeLOCK feature and applicable components of the Benefit.

                                    Maximum                 Maximum
                                     Annual     Initial      Annual
                                   Withdrawal   Minimum    Withdrawal
                                   Percentage  Withdrawal  Percentage
                                     Prior    Period Prior     if
                                     to any      to Any    Extension
          Time of First Withdrawal Extension   Extension   is Elected
          ------------------------ ---------- ------------ ----------
          Before 5th Benefit
            Year anniversary......      5%       20 Years       5%
          On or after 5th Benefit
            Year anniversary......      7     14.28 Years       7
          On or after 10th Benefit
            Year anniversary......     10        10 Years       7
          On or after 20th Benefit
            Year anniversary......     10        10 Years      10
          On or after the Contract            Life of the
            owner's                              Contract
            65th birthday.........      5           owner*      5

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* Lifetime withdrawals are available so long as your withdrawals remain within the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year, and if the excess is not solely a result of RMDs attributable to this Contract, lifetime withdrawals will

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  no longer be available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

Calculation of the value of each component of the Benefit

First, we determine the Benefit Base. If IncomeLOCK is selected after Contract issue, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1 million without our prior approval. If IncomeLOCK is selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000. In addition, if IncomeLOCK is selected at Contract issue, the amount of Purchase Payments received during the first two years after your Endorsement Date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base. Any Purchase Payments we receive after your Endorsement Date, if IncomeLOCK is selected after Contract issue (or more than two years after your Endorsement Date, if IncomeLOCK is selected at Contract issue) are considered Ineligible Purchase Payments. Eligible Purchase Payments are limited to $1 million without our prior approval.

On each Benefit Anniversary throughout the MAV Evaluation Period, the Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current Benefit Base and any previous year's Anniversary Value. Other than reductions made for withdrawals (including excess withdrawals), the Benefit Base will only be adjusted upwards. Note that during the MAV Evaluation Period the Benefit Base will never be lowered if Anniversary Values decrease as a result of investment performance. For effects of withdrawals on the Benefit Base, see the "Surrender of Account Value" section in this prospectus.

Second, we consider the Maximum Anniversary Value (MAV) Evaluation Period, which begins on the Endorsement Date (the date that we issue the Benefit Endorsement to your Contract) and ends on the 10th anniversary of the Endorsement Date. Upon the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

Third, we determine the Anniversary Value, which equals your Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value.

Fourth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year without creating an excess withdrawal and is an amount calculated as a percentage of the Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal, or, for lifetime withdrawals, the age of the owner when the first withdrawal is taken. Applicable percentages are shown in the IncomeLOCK summary table above. If the Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that Benefit Anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new Benefit Base. If the Benefit Base is increased as a result of Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

Lastly, we determine the Minimum Withdrawal Period, which is the minimum period over which you may take withdrawals under this feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin, and is re-calculated when the Benefit Base is adjusted to a higher Anniversary Value by dividing the Benefit Base by the Maximum Annual Withdrawal Amount. Please see the IncomeLOCK summary table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals. For effects of withdrawals on the Minimum Withdrawal Period, see the Minimum Withdrawal Period chart below in the "Surrender of Account Value" section of this prospectus.

Cancellation of IncomeLOCK

IncomeLOCK may be cancelled on the 5th Benefit Anniversary, the 10th Benefit Anniversary, or any Benefit Anniversary thereafter. Once IncomeLOCK is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect IncomeLOCK after cancellation.

Automatic Termination of IncomeLOCK

The feature automatically terminates upon the occurrence of one of the following:

1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

2. Full or partial annuitization of the Contract; or

3. Full surrender of the Contract; or

4. A death benefit is paid, or

5. You elect to take a loan from the Contract; or

6. Your spousal Beneficiary elects to continue the Contract without IncomeLOCK.

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We also reserve the right to terminate the feature if Withdrawals in excess of the Maximum Annual Withdrawal amount in any Benefit Year reduce the Benefit Base by 50% or more.

Lifetime withdrawals will not be available in the event of:

1. An ownership change which results in a change of the older owner;* or

2. Withdrawals prior to the 65th birthday of the owner; or

3. Death of the owner; or

4. A withdrawal in excess of the 5% Maximum Annual Withdrawal Amount.**
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* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** However, if an RMD withdrawal for this Contract exceeds the Maximum Annual
   Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated as long as withdrawals of RMDs are determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account. See the "Surrender of Account Value" section in this prospectus.

Transfers Between Investment Options
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You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted on www.aigretirement.com.

During the Purchase Period -- Policy Against Market Timing and Frequent
Transfers

VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or "market timing" organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading also raises fund expenses, such as recordkeeping and transaction costs, and harms fund performance. Further, excessive trading of any amount, including amounts less than $5,000, harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share.

Therefore, during the Purchase Period, you may make up to 15 transfers per calendar year between Account Options. These transfers may be submitted via the internet or by telephone. Multiple transfers between Account Options on the same day will be counted as a single transfer for purposes of applying this limitation. Transfers in excess of this limit may be required to be submitted in writing by regular U.S. mail and/or you may be restricted to one transfer every 30 days. Transfers resulting from your participation in the Guided Portfolio Services/SM/ Portfolio Manager Program administered by AIG Retirement Advisors, Inc. will not count against these transfer limitations.

The Contracts and Account Options are not designed to accommodate short-term trading or "market timing" organizations or individuals engaged in trading strategies that include programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an underlying Mutual Fund. If we determine, in our sole discretion, that your transfer patterns among the Account Options reflect a potentially harmful strategy, we will require that transfers be submitted in writing by regular U.S. mail, to protect the other investors.

Regardless of the number of transfers you have made, we will monitor and may restrict your transfer privileges, if it appears that you are engaging in a potentially harmful pattern of transfers. We will notify you in writing if you are restricted to mailing transfer requests to us via the U.S. mail service. Some of the factors we will consider when reviewing transfer activities include:

  .   the dollar amount of the transfer;

  .   the total assets of the Variable Account Option involved in the transfer;

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  .   the number of transfers completed in the current calendar quarter; or

  . whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations.

Beginning May 28, 2008, VALIC will implement new policies and procedures intended to hinder short-term trading. If an investor sells fund shares valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, the investor will not be able to make a purchase of $5,000 or more in that same fund for 30 calendar days.

This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:

  .   Plan-level or employer-initiated transactions;

  .   Purchase transactions involving transfers of assets or rollovers;

  . Retirement plan contributions, loans, and distributions (including hardship withdrawals);

  .   Roth IRA conversions or IRA recharacterizations;

  .   Systematic purchases or redemptions; or

  .   Trades of less than $5,000.

As described in a fund's prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to other investor trading policies, including redemption fees, if applicable. Certain funds may set limits on transfers in and out of a fund within a set time period in lieu of the policy above. Also, an employer's benefit plan may limit an investor's rights to transfer.

We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, an investor's account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

The Fixed Account Options are subject to additional restrictions:

Fixed Account Option           Value        Frequency                           Other Restrictions
--------------------           -----        ---------                           ------------------

Fixed Account Plus:       Up to 20% per    At any time If you transfer assets from Fixed Account Plus to another investment
                          Participant Year             option, any assets transferred back into Fixed Account Plus within 90 days may receive a different rate of interest than your new Purchase
                                                       Payments.(1)

                          100%             At any time If Account Value is less than or equal to $500.

Short-Term Fixed Account: Up to 100%       At any time After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for 90 days.(2)

Multi-Year Option(3):     Up to 100%       At any time Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA Band will require a minimum transfer amount, as described in the Contract.(4)

--------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The Multi-Year Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company.

Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

Communicating Transfer or Reallocation Instructions

Transfer instructions may be given by telephone, through the internet (AIG Retirement Online), using the self-service automated phone system (AIG Retirement by Phone), or in writing. We encourage you to make transfers or reallocations using AIG Retirement Online or AIG Retirement by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial advisors or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

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When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Effective Date of Transfer

The effective date of a transfer will be:

  . The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated. Normally, this will be 4:00 p.m. Eastern time; otherwise,

  .   The next date values are calculated.

Transfers During the Payout Period

During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract's investment options subject to the following limitations:

Payout Option                                       % of Account Value                    Frequency
-------------                                       ------------------                    ---------
Variable Payout:                                        Up to 100%                   Once every 365 days
Combination Fixed and Variable Payout: Up to 100% of money in variable option payout Once every 365 days
Fixed Payout:                                          Not permitted                         N/A

Fees and Charges
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By investing in Portfolio Director, you may be subject to these fees and charges:

  .   Account Maintenance Charge

  .   Surrender Charge

  .   Premium Tax Charge

  .   Separate Account Charges

  .   Market Value Adjustment

  .   IncomeLOCK

  .   Other Tax Charges

These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the "Fee Tables." In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section. More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.aigretirement.com.

Account Maintenance Charge

During the Purchase Period an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed equally among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.

The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options.

Surrender Charge

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

Amount of Surrender Charge

A surrender charge will be the lessor of:

  . Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

  .   Five percent (5%) of the amount withdrawn.

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10% Free Withdrawal

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59 1/2. See "Federal Tax Matters" for more information.

Exceptions to Surrender Charge

No surrender charge will be applied:

  .   To money applied to provide a Payout Option;

  .   To death benefits;

  . If no Purchase Payments have been received during the 60 months prior to the date of surrender;

  .   If your account has been in effect for 15 years or longer;

  . If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

  .   To "No Charge Systematic Withdrawals";

  . Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

  . If you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

  . If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another AIG Retirement product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

Premium Tax Charge

Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge.

Separate Account Charges


The Separate Account charges for each Variable Investment Option are shown in the Fee Tables of this prospectus. The charges range from 0.65% to 1.15% during the Purchase Period and 0.75% to 1.25% during the Payout Period of the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.


The Separate Account charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Reduction or Waiver of Account Maintenance, Surrender, or Separate Account
Charges

We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  . The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.

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  . The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

  . Other factors of which we are not presently aware that could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance charges:

  . The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.

  . The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  . The size of your retirement program. A retirement program that involves a larger group of employees may allow us to reduce sales expenses.

  . The total amount of Purchase Payments to be received for your retirement program. Larger Purchase Payments can reduce sales expenses.

  . The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the Separate Account charges:

  .   The frequency of Purchase Payments for your retirement program.

  .   The size of your retirement program.

  .   The amount of your retirement program's periodic Purchase Payment.

  .   The method of remitting periodic Purchase Payments.

In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

Additionally, under certain circumstances, and at VALIC's sole discretion, VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.

Separate Account Expense Reimbursements or Credits

Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative, recordkeeping and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. We receive payments for the administrative services we perform, such as account recordkeeping, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.375% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. We may also receive what is referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund. We use these fees received to directly reduce the Separate Account Charges; thus, the net separate account charges are reflected in the Fee Tables. The Separate Account Charges are guaranteed and may not be increased for the life of the Contracts. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or Participants.

Market Value Adjustment ("MVA")

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

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IncomeLOCK

The annualized fee for IncomeLOCK is calculated as 0.65% of the Benefit Base for all years in which the feature is in effect. You should keep in mind that an increase in the Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in the Benefit Base due to withdrawals will decrease the dollar amount of the fee. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon

Payout Period
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termination of the Benefit. If your Account Value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your Contract before the end of a quarter.

Other Tax Charges

We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made. The Payout Period begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

Fixed Payout

Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

  .   Type and duration of payout option chosen;

  .   Your age or your age and the age of your survivor (1);

  . Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified Contracts);

  .   The portion of your Account Value being applied; and

  .   The payout rate being applied and the frequency of the payments.
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   (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Assumed Investment Rate

An "Assumed Investment Rate" or "AIR" is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.

Variable Payout

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an AIR of 3.5% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.

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Combination Fixed and Variable Payout

With a combination fixed and variable payout, you may choose:

  .   From your existing Variable Account Options (payments will vary); with a

  .   Fixed payout (payment is fixed and guaranteed).

Partial Annuitization

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

Payout Date

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

The following additional rules also apply when determining the payout date:

  . The earliest payout date for a nonqualified contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 75, and may not be later than age 75 without VALIC's consent.

  . The earliest payout date for all other qualified contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the contract is issued and the federal tax rules governing such contracts and plans.

  . Distributions from qualified contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

  . In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

  . Except in the case of nonqualified contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 701/2 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those contracts may not be postponed until after retirement.

  . All contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

  . The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans ("SEPs") or IRAs, see "Federal Tax Matters" in this prospectus and in the SAI.

Payout Options

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1. Life Only -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

2. Life with Guaranteed Period -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3. Life with Cash or Unit Refund -- payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The payment under a Fixed Annuity, if any, is equal to the Fixed Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments. The payment under a Variable Annuity, if any, is equal to the Variable Annuity value of the Participant's Account as of the date we receive Proof of Death, less the Payout Payments.

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4. Joint and Survivor Life -- payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

5. Payment for a Designated Period -- payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your beneficiary until the designated period is completed.

Payout Information

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters."

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

For more information about payout options or enhancements of those payout options available under the Contract, see the Statement of Additional Information.

Surrender of Account Value
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When Surrenders Are Allowed

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  .   allowed under federal and state law; and

  .   allowed under your employer's plan.

For Purchase Payments that are contributions made under your employer's plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See "Surrender Restrictions" below.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

Surrender Process

If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

Amount That May Be Surrendered

The amount that may be surrendered during the Purchase Period can be determined as follows:

                    Allowed  = (equals) Your Account Value(1)
                   Surrender                  - (minus)
                     Value                 Any Applicable
                                          Surrender Charge

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(1) Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

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There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

Surrender Restrictions

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age
59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  .   death benefits; and

  .   certain small amounts approved by the State of Florida.

Under the Louisiana Optional Retirement Plan retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

Partial Surrenders

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

                 The amount           /       Your Purchase Units
            surrendered from the   (divided next computed after the
           Variable Account Option   by)      written request for
                  + (plus)                  surrender is received at
            Any surrender charge                our Home Office

The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter.

Systematic Withdrawals

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract ("No Charge" systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:

  .   Payments to be made to you; and

  .   Payment over a stated period of time, but not less than five years; and

  . Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific Investment Option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a "No Charge" systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a "No Charge" systematic withdrawal may not be elected again. Systematic withdrawals that are not "No Charge" systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

Distributions Required by Federal Tax Law

There will be no surrender charge on a minimum distribution required by federal tax law (known as "No Charge" Minimum Distribution), if the withdrawal:

  .   Is made payable to you; and

  . Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year

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that an amount has been withdrawn under the "No Charge" systematic withdrawal method. See "Federal Tax Matters" for more information about required distribution rules imposed by the Internal Revenue Service ("IRS").

IncomeLOCK

The Maximum Annual Withdrawal Amount, Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if a jointly owned nonqualified Contract, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the Maximum Annual Withdrawal Amount is calculated as 5% of the Benefit Base. At any time, if the amount of withdrawals exceeds 5% of the Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the "IncomeLOCK" section above, based on when you made your first withdrawal and reduced by withdrawals already taken.

The amount of any withdrawal which exceeds the Maximum Annual Withdrawal Amount because of RMDs required to comply with the minimum distribution requirements of Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an excess withdrawal providing that all of the following conditions are met:

1. No Withdrawals in addition to the RMD are taken in that same year;

2. Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

3. If the Endorsement Date is on or before the Required Beginning Date (RBD) of your RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2, or retire, if applicable; and

4. You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year's RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an excess withdrawal. This will result in the cancellation of lifetime withdrawals and further may reduce your remaining Minimum Withdrawal Period.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered excess withdrawals. We define excess withdrawals as either: 1) any withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess withdrawals will reduce the Benefit Base by the greater of: (a) the amount of the excess withdrawal; or (b) the relative size of the excess withdrawal in relation to the Account Value on the next Benefit Anniversary after the excess withdrawal. This means that if Account Value is less than the Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of IncomeLOCK are further explained below. Additionally, several examples that show the effects of withdrawals have been included in an appendix to this prospectus.

ACCOUNT VALUE: Any withdrawal reduces the Account Value by the amount of the withdrawal.

BENEFIT BASE:  Withdrawals reduce the Benefit Base as follows:

1. All withdrawals up to the Maximum Annual Withdrawal Amount, and any withdrawals in excess of the Maximum Annual Withdrawal Amount which are due solely to RMDs (as more specifically described above), will reduce the Benefit Base by the dollar amount of the withdrawal;

2. Excess withdrawals as described above reduce the Benefit Base to the lesser of (a) or (b), where:

      (a) is the Benefit Base immediately prior to the excess withdrawal minus the amount of the excess withdrawal, or;

      (b) is the Benefit Base immediately prior to the excess withdrawal reduced in the same proportion by which the Account Value on the next Benefit Anniversary after the excess withdrawal is reduced by the amount of the excess withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT ("MAWA"): The MAWA will be adjusted as follows:

1. If there are no excess withdrawals in a Benefit Year, no further changes are made to the MAWA for the next Benefit Year.

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2. If there are excess withdrawals in a Benefit Year, the MAWA will be recalculated on the next Benefit Anniversary. The new MAWA will equal the new Benefit Base on that Benefit Anniversary after the Withdrawal divided by the new Minimum Withdrawal Period on that Benefit Anniversary. The new MAWA may be lower than your previously calculated MAWA.

MINIMUM WITHDRAWAL PERIOD: The Minimum Withdrawal Period ("MWP") is calculated as follows:

1. If there are no excess withdrawals during a Benefit Year, the new MWP will be the Benefit Base after the withdrawal divided by the current MAWA.

2. If there are excess withdrawals during a Benefit Year, the new MWP will equal the MWP calculated at the end of the prior Benefit Year reduced by one year. In the case of lifetime withdrawals, such an excess withdrawal will cancel that period and the new MWP will be determined by diving the new Benefit Base by the new MAWA.

If your Account Value is Reduced to Zero

If your Account Value is reduced to zero and the Benefit Base is greater than zero, subsequent Purchase Payments will no longer be accepted and a death benefit will not be payable. Further payments under the Contract will be made according to your irrevocable election of one of the following two alternatives:

(1) In a form acceptable to the Company, you may request a lump sum equal to the discounted present value of any remaining guaranteed payments under the Benefit; or,

(2) If no lump sum request is received by the Company during the period described in a notice provided to you by the Company, you will receive an annuity according to the annuitization provisions of your Contract. Absent an alternative election by you, the annuity will consist of annual payments equal to the MAWA, for a period of years equal to the remaining Benefit Base divided by the MAWA. Such payments will be made quarterly unless otherwise elected, and each individual periodic payment will be equal to the pro-rata portion of the annual MAWA based upon the frequency. Prior to the commencement of such payments, you may also elect to receive an alternative form of annuity, in any other actuarially equivalent form permitted under the Contract, subject to any applicable limitations under the Contract or the Plan.

Extending the MAV Evaluation Period

At the end of the MAV Evaluation Period, as long as the Benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See the "IncomeLOCK" section of this prospectus. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, will change to those in effect at the time you elect to extend. The components and fees may be different from when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the Benefit Base will no longer be adjusted on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

Exchange Privilege
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We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact your financial advisor. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.

Restrictions on Exchange Privilege

We will impose certain general restrictions and rules on the exchange privileges.

  .   Partial exchanges are not permitted.

  . Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  . This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the other contracts listed below, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these

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transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

Taxes and Conversion Costs

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

Surrender Charges

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, We often consider time in the contract. For SPQ-181 and SPQ-181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ-181 and SPQ-181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider Purchase Payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

Exchange Offers for Contracts Other Than Portfolio Director

The following other contracts may be exchanged.

  .   V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  .   Compounder Contracts (C-1-75 and IFA-78 Contracts)

  .   Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  .   Impact Contracts (UIT-981 Contracts)

  .   SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  .   FSPA-75, FSPA-73-3, FSPA-779 Contracts

  .   SPQ-181, SPQ-181-1 Contracts

  .   CTA 978 Contract

  .   TFA-379 Contract

  .   SDA-578, SDA-773-T Contract

  .   IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

Comparison of Contracts

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to the other contract's most recently dated prospectus for a complete description of the contract terms and conditions.

Features of Portfolio Director

In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.

  .   Portfolio Director has more investment options from which to select.

  . Portfolio Director has several publicly available mutual funds as variable account options.

  . The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  .   Portfolio Director has an Interest Guaranteed Death Benefit.

  . Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  . Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  . Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

Death Benefits
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The Contracts will pay death benefits during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

The Process

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact a financial advisor at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.

Beneficiary Information

The Beneficiary may receive death benefits:

  .   In a lump sum;

  . In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option; or

  .   In a manner consistent with Code section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Spousal Beneficiaries

A spousal Beneficiary may receive death benefits as shown above; or

In the case of a qualified Contract,

  . may delay any distributions until the Annuitant would have reached age 70 1/2; or

  . may roll the funds over to an IRA or certain retirement plans in which the spousal Beneficiary participates;

In the case of a nonqualified Contract,

  .   may continue the Contract as Contract Owner.

Beneficiaries Other Than Spouses

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

  .   In full within 5 years after the year of the Annuitant's death; or

  . By payments beginning within 1 year after the year of the Annuitant's death under:

       1. A life annuity;

       2. A life annuity with payments guaranteed to be made for at least a specified fixed period; or

       3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Annuity Period, the named Beneficiary may receive the payout.

Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

Special Information for Individual Nonqualified Contracts

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the contingent owner, if any, or to the Beneficiary if there is no contingent owner or to the contract owner's estate, if there is no Beneficiary. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See "Federal Tax Matters."

During the Purchase Period

Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contracts, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.

As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

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Interest Guaranteed Death Benefit

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This Contract provision is not available in some states, including New York and Florida. This interest guarantee is sometimes referred to as one of the insurance features or benefits under the Contract. However, unlike insurance generally, this feature is directly related to the performance of the Variable Account Options that you select. Its purpose is to help guarantee that your Beneficiary(ies) will receive a minimum death benefit under the Contract.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

Step 1:  Determine your Fixed Account Option Value by taking the greater of:

              Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments invested in Fixed Account
              Option
          -   (minus)
              Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2:  Determine your Variable Account Option Value by taking the greater of:

           Value of Variable Account Option on date all paperwork is complete and in a form acceptable to VALIC or
           100% of Purchase Payments invested in Variable
           Account Options
       -   (minus)
           Prior withdrawals (out of) or transfers (out of) the Variable
           Account Option
       +   (plus)
           Interest at an annual rate as specified in your Contract

Step 3:  Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

Standard Death Benefit

The standard death benefit is payable if death occurs on or after age 70, or at any age in New York and Florida, or any other state where the interest guaranteed death benefit is not available.

The standard death benefit will be the greater of:

              Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments (to Fixed and/or Variable
              Account Options)
          -   (minus)
              Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

Death Benefit Endorsement -- The information below is applicable to you only if you received a Death Benefit Endorsement with your Contract or certificate.

If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:

          A. 100% of Purchase Payments
          -  (minus)
          B. Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
          +  (plus)
          C. Interest on the result of A minus B at the rate of up to 3% annually (see below).

Each "Gross Withdrawal" is calculated by multiplying the Account Value by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Account Value. The interest adjustment in C. above is added only if you are under age 70 at the time of death and if your Contract was not issued in New York or Florida. Please see the Death Benefit Endorsement for the interest rate to be applied.

The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser benefit is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.

During the Payout Period

If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option

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selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the "Payout Period" section of this prospectus.

  . If the life only option or joint and survivor life option was chosen, there will be no death benefit.

  . If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

       1. Receive the present value of any remaining payments in a lump sum; or

       2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

       3. Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under federal tax law.

IncomeLOCK

Spousal Beneficiary

Upon the death of the Contract owner, and subject to any applicable limitations in this Contract, the Code, or under the plan or arrangement under which the Contract is issued, your spousal Beneficiary may elect either (i) to receive a death benefit in accordance with one of the forms permitted under the provisions of this Contract (if the Account Value is greater than zero), (ii) continue this Contract and IncomeLOCK (except as noted below) or (iii) continue the Contract and cancel IncomeLOCK and its accompanying charge. Spousal continuation of the Contract (and IncomeLOCK) is not available if the Contract was set up under one of the following "qualified" plan types: 403(b), 401(k), 401(a) or 457(b). For these Contracts, a spousal Beneficiary, like a non-spousal Beneficiary, cannot continue IncomeLOCK and must take a death benefit under the terms of the Contract. A spousal Beneficiary may continue IncomeLOCK but only for nonqualified Contracts and IRA plan types (Roth IRA, traditional IRA, SEP, and Simple IRA). Upon election to continue the Contract and IncomeLOCK, your spousal Beneficiary will be subject to the terms and conditions of IncomeLOCK, including the charge. Upon the owner's death, lifetime withdrawals under the IncomeLOCK end and are not available to your spousal Beneficiary. In this event, available withdrawals under IncomeLOCK are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken. The Endorsement Date will not change as the result of spousal continuation.

Non-Spousal Beneficiary

Upon the death of the Contract owner, if the Account Value is greater than zero, IncomeLOCK will terminate, and your non-spousal Beneficiary(ies) must receive a death benefit in accordance with the otherwise applicable terms of this Contract. If the Account Value is zero upon your death (meaning that no death benefit is payable) but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal beneficiary will receive the remaining value in a lump sum equal to the discounted present value of any remaining guaranteed payments under IncomeLOCK. Upon your death, lifetime withdrawals under the IncomeLOCK end and any available withdrawals under this Endorsement are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken.
Other Contract Features
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Changes That May Not Be Made

The following terms in the Contracts may not be changed once your account has been established:

  .   The Contract Owner (except for an individual nonqualified Contract);

  .   The Participant; and

  .   The Annuitant.

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner's estate.

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If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

Contingent Owner

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

Cancellation -- The 20 Day "Free Look"

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 20 days after it is received. (A longer period will be allowed if required under state law.) The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the "free look" period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. The Contract will be void once we issue a refund.

We Reserve Certain Rights

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different Fund fees and expenses.

We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

Relationship to Employer's Plan

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of the Contracts in this prospectus.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $60 per loan (if permitted under state law) and to limit the number of outstanding loans.
Voting Rights
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As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

Who May Give Voting Instructions

During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below. Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.

Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.

Determination of Fund Shares Attributable to Your Account

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or after a Death Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

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How Fund Shares Are Voted

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

Federal Tax Matters
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The Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation. The information below is not intended as tax advice to any individual.

Types of Plans

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

  . Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;

  . Section 401(a), 403(a) and 401(k) qualified plans (including self-employed individuals);

  .   Section 408(b) traditional IRAs;

  .   Section 408A Roth IRAs;

  . Section 457 deferred compensation plans of governmental and tax-exempt employers;

  .   Section 408(k) SEPs and SARSEPs; and

  .   Section 408(p) SIMPLE retirement accounts.

Contributions under one of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain Contracts may also be available for nondeductible section 408A Roth Individual Retirement Annuity ("Roth IRA") and 403(b) and 401(k) Roth Accounts pursuant to section 402A.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, allowed for nondeductible Roth 403(b) and 401(k) accounts and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The EGTRRA provisions, which otherwise would have terminated on December 31, 2010, were made permanent by the Pension Protection Act of 2006 ("PPA").

In addition, the Contracts are also available through "Nonqualified Contracts." Such nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts. The restriction on including publicly available funds results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.

Tax Consequences in General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute

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"investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as "amounts not received as an annuity" in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 591/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

The PPA created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal tax-free.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds. As noted previously, in 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where Purchase Payments under a variable annuity Contract are invested in publicly available Mutual Funds, the Contract Owner should be treated as the owner of the Mutual Fund shares, and deferred tax treatment under the Contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation, section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

Important Information Regarding 403(b) Regulations

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

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Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules can become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

As a general matter, all Contracts that have received plan contributions after 2004 are required to be included in the plan and in the plan's administrative coordination, even if the Contract is no longer permitted to receive new contributions and/or transfers. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. The foregoing discussion is intended as a general discussion of the new requirements only, and you may wish to discuss the new regulations and/or the general information above with your tax advisor.

Effect of Tax-Deferred Accumulations

The chart below compares the results from contributions made to:

  . A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

  . A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

  .   Taxable accounts such as savings accounts.

                                    [CHART]

              TAXABLE        NONQUALIFIED CONTRACT       TAX-DEFERRED
              ACCOUNT        TAX-DEFERRED ANNUITY          ANNUITY
            ----------       ---------------------       ------------
10 Years     $16,325               $ 18,128                $ 24,171
20 Years      45,560                 57,266                  76,355
30 Years      97,917                141,761                 189,015


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account");
(2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 8% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 6% under a taxable program. The 8% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of

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qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              Paycheck Comparison

                                                Tax-Favored
                                                Retirement  Taxable
                                                  Program   Account
                                                ----------- -------
            Annual amount available for savings
              before federal taxes.............   $2,400    $2,400
            Current federal income tax due on
              Purchase Payments................        0    $ (600)
            Net retirement plan
              Purchase Payments................   $2,400    $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

Legal Proceedings
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There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion and at this time, these matters are not material in relation to the financial position of the Company.

Financial Statements
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Financial statements of VALIC and the Separate Account and American Home (if applicable to you) are included in the SAI. For additional information about the Contracts, you may request a copy of the SAI. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI if you write us at our Home Office, located at 2929 Allen Parkway, Houston, Texas, 77019 or call us at 1-800-448-2542.

Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington D.C. 20549-0506.

           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
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                                                                 Page
                                                                 ----
           General Information..................................   3
           Federal Tax Matters..................................   3
              Economic Growth and Tax Relief Reconciliation Act
                of 2001.........................................   3
              Tax Consequences of Purchase Payments.............   4
              Tax Consequences of Distributions.................   6
              Special Tax Consequences -- Early Distribution....   7
              Special Tax Consequences --
                Required Distributions..........................   9
              Tax Free Rollovers, Transfers and Exchanges.......  10
           Exchange Privilege...................................  11
              Exchanges From Independence Plus Contracts........  11
              Exchanges From V-Plan Contracts...................  12
              Exchanges From SA-1 and SA-2 Contracts............  13
              Exchanges From Impact Contracts...................  14
              Exchanges From Compounder Contracts...............  15
              Information That May Be Applicable To
                Any Exchange....................................  16

                                                                 Page
                                                                 ----
          Calculation of Surrender Charge.......................  16
             Illustration of Surrender Charge on
               Total Surrender..................................  17
             Illustration of Surrender Charge on a 10% Partial
               Surrender Followed by a Full Surrender...........  17
          Purchase Unit Value...................................  18
             Illustration of Calculation of Purchase Unit Value.  18
             Illustration of Purchase of Purchase Units.........  19
          Calculation of MVA Option.............................  19
          Payout Payments.......................................  19
             Assumed Investment Rate............................  19
             Amount of Payout Payments..........................  20
             Payout Unit Value..................................  20
             Illustration of Calculation of Payout Unit Value...  21
             Illustration of Payout Payments....................  21
          Distribution of Variable Annuity Contracts............  21
          Experts...............................................  21
          Comments on Financial Statements......................  22

         Appendix to the Prospectus -- IncomeLOCK Withdrawal Examples
--------------------------------------------------------------------------------


The following examples demonstrate the operation of the IncomeLOCK feature, given specific assumptions for each example:

Example 1

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 1st Benefit Anniversary

  .   On your 1st Benefit Anniversary, your Account Value is $105,000

Your initial Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first Benefit Anniversary, your Benefit Base is equal to the greater of your current Benefit Base ($100,000), or your Account Value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first Benefit Anniversary is 5% of the Benefit Base (5% x $105,000 = $5,250). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000 divided by $5,250). Therefore, as of your 1st Benefit Anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the older owner's 65th birthday and no withdrawal ever exceeds 5% of each year's Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.

Example 2

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit Anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

On your 5th Benefit Anniversary, your Account Value is $120,000, and your Benefit Base is stepped-up to $120,000. If you were to start taking withdrawals after this anniversary date, your Maximum Annual Withdrawal Amount would be 7% of the Benefit Base (7% x $120,000 = $8,400). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000 divided by $8,400). Therefore, as of your 5th Benefit Anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14.28 years.

Example 3 -- The impact of withdrawals that are less than or equal to the Maximum Annual Withdrawal Amount

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

During your 6th Benefit Anniversary, after your 5th Benefit anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500) on your next Benefit Anniversary. Your new Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Benefit Base divided by your current Maximum Annual Withdrawal Amount ($115,500 divided by $8,400). Therefore, following this first withdrawal of $4,500, you may take annual withdrawals of up to $8,400 over the next 13 years, and $6,300 in the 14th (last) Benefit Year.

Example 4 -- The impact of withdrawals that are in excess of the maximum annual withdrawal amount

  .   You elect IncomeLOCK and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

--------------------------------------------------------------------------------


  .   You make no withdrawals before the 5th Benefit anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

Assume that during your 6th Benefit Year, after your 5th Benefit Anniversary, you make a withdrawal of $11,688 and your Account Value at your next Benefit Anniversary is $118,000. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an excess withdrawal. In this case, the amount of the excess withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. On your next Benefit Anniversary, we first process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the Account Value and the Benefit Base. Your Account Value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the Benefit Base by the proportion by which the Account Value was reduced by the Excess Withdrawal ($106,312 divided by $109,600 = 97%), or $111,600 x 97%, which equals $108,252. Your Benefit Base is $108,252, which is the lesser of these two calculations. The Minimum Withdrawal Period following the excess withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the excess withdrawal is your Benefit Base divided by your Minimum Withdrawal Period ($108,252 divided by 13.28), which equals $8,151.51.

The Variable Annuity Life Insurance Company
Separate Account A
Units of Interest Under Group and Individual
Fixed and Variable Deferred Annuity Contracts
Portfolio Director(R) Plus, Portfolio Director 2, and Portfolio Director

For Series 1.20 to 13.20                                            May 1, 2008


Prospectus

The Variable Annuity Life Insurance Company ("VALIC") offers certain series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), comprising group and individual fixed and variable deferred annuity contracts (the "Contracts") for Participants in certain employer-sponsored qualified retirement plans. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

--------------------------------------------------------------------------------

This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated May 1, 2008, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-448-2542. The table of contents for the Statement of Additional Information is shown at the end of this prospectus. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).

Investment in the Contracts is subject to risk that may cause the value of the Owner's investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Account Options
--------------------------------------------------------------------------------

AIG Retirement Company I Funds     AIG Retirement Company II Funds     Public Funds
Asset Allocation Fund              Aggressive Growth Lifestyle Fund    AIG SunAmerica 2015 High Watermark Fund
Blue Chip Growth Fund              Capital Appreciation Fund           AIG SunAmerica 2020 High Watermark Fund
Broad Cap Value Income Fund        Conservative Growth Lifestyle Fund  Ariel Appreciation Fund
Capital Conservation Fund          Core Bond Fund                      Ariel Fund
Core Equity Fund                   High Yield Bond Fund                Lou Holland Growth Fund
Core Value Fund                    International Small Cap Equity Fund Vanguard Lifestrategy Conservative Growth Fund
Foreign Value Fund                 Large Cap Value Fund                Vanguard Lifestrategy Growth Fund
Global Equity Fund                 Mid Cap Growth Fund                 Vanguard Lifestrategy Moderate Growth Fund
Global Social Awareness Fund       Mid Cap Value Fund                  Vanguard Long-Term Investment-Grade Fund
Global Strategy Fund               Moderate Growth Lifestyle Fund      Vanguard Long-Term Treasury Fund
Government Securities Fund         Money Market II Fund                Vanguard Wellington Fund
Growth Fund                        Small Cap Growth Fund               Vanguard Windsor II Fund
Growth & Income Fund               Small Cap Value Fund
Health Sciences Fund               Socially Responsible Fund
Inflation Protected Fund           Strategic Bond Fund
International Equities Fund
International Government Bond Fund
International Growth I Fund
Large Cap Core Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Strategic Growth Fund
Money Market I Fund
Nasdaq-100(R) Index Fund
Real Estate Fund
Science & Technology Fund
Small Cap Aggressive Growth Fund
Small Cap Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small-Mid Growth Fund
Stock Index Fund
Value Fund

Table of Contents
--------------------------------------------------------------------------------

                                                                 Page
                                                                 ----

Glossary of Terms...............................................   3

Fee Tables......................................................   5

Selected Purchase Unit Data.....................................   9

Highlights......................................................  13

General Information.............................................  15
   About the Contracts..........................................  15
   About VALIC..................................................  15
   American Home Assurance Company..............................  15
   About VALIC Separate Account A...............................  15
   Units of Interest............................................  16
   Distribution of the Contracts................................  16

Fixed and Variable Account Options..............................  16
   Fixed Account Options........................................  16
   Variable Account Options.....................................  17

Purchase Period.................................................  25
   Account Establishment........................................  25
   When Your Account Will Be Credited...........................  26
   Purchase Units...............................................  26
   Calculation of Value for Fixed Account Options...............  26
   Calculation of Value for Variable Account Options............  27
   Premium Enhancement Credit...................................  27
   Stopping Purchase Payments...................................  28
   IncomeLOCK...................................................  28

Transfers Between Investment Options............................  30
   During the Purchase Period -- Policy Against Market
     Timing and Frequent Transfers..............................  30
   Communicating Transfer or Reallocation Instructions..........  31
   Effective Date of Transfer...................................  32
   Transfers During the Payout Period...........................  32

Fees and Charges................................................  32
   Account Maintenance Charge...................................  32
   Surrender Charge.............................................  32
       Amount of Surrender Charge...............................  32
       10% Free Withdrawal......................................  33
       Exceptions to Surrender Charge...........................  33
   Premium Tax Charge...........................................  33
   Separate Account Charges.....................................  33
       Reduction or Waiver of Account Maintenance,
         Surrender, or Separate Account Charge..................  33
   Separate Account Expense Reimbursements or Credits...........  34
   Market Value Adjustment ("MVA")..............................  34
   IncomeLOCK...................................................  35
   Other Tax Charges............................................  35

Payout Period...................................................  35
   Fixed Payout.................................................  35
   Assumed Investment Rate......................................  35
   Variable Payout..............................................  35
   Combination Fixed and Variable Payout........................  36
   Partial Annuitization........................................  36
   Payout Date..................................................  36
   Payout Options...............................................  36
   Payout Information...........................................  37

                                                                 Page
                                                                 ----

           Surrender of Account Value...........................  37
              When Surrenders Are Allowed.......................  37
              Surrender Process.................................  37
              Amount That May Be Surrendered....................  37
              Surrender Restrictions............................  38
              Partial Surrenders................................  38
              Systematic Withdrawals............................  38
              Distributions Required by Federal Tax Law.........  38
              IncomeLOCK........................................  39

           Exchange Privilege...................................  40
              Restrictions on Exchange Privilege................  40
              Taxes and Conversion Costs........................  41
              Surrender Charges.................................  41
              Exchange Offers for Contracts Other Than
                Portfolio Director..............................  41
              Comparison of Contracts...........................  41
              Features of Portfolio Director....................  41

           Death Benefits.......................................  42
              The Process.......................................  42
              Beneficiary Information...........................  42
                  Spousal Beneficiaries.........................  42
                  Beneficiaries Other Than Spouses..............  42
              Special Information for Individual
                Nonqualified Contracts..........................  42
              During the Purchase Period........................  42
              Interest Guaranteed Death Benefit.................  43
              Standard Death Benefit............................  43
              During the Payout Period..........................  43
              IncomeLOCK........................................  44

           Other Contract Features..............................  44
              Changes That May Not Be Made......................  44
              Change of Beneficiary.............................  44
              Contingent Owner..................................  45
              Cancellation -- The 20 Day "Free Look"............  45
              We Reserve Certain Rights.........................  45
              Relationship to Employer's Plan...................  45

           Voting Rights........................................  45
              Who May Give Voting Instructions..................  45
              Determination of Fund Shares Attributable to
                Your Account....................................  45
                  During the Purchase Period....................  45
                  During the Payout Period or after a Death
                    Benefit Has Been Paid.......................  45
              How Fund Shares Are Voted.........................  46

           Federal Tax Matters..................................  46
              Types of Plans....................................  46
              Tax Consequences in General.......................  46
              Effect of Tax-Deferred Accumulations..............  48

           Legal Proceedings....................................  49

           Financial Statements.................................  49

           Table of Contents of Statement of
             Additional Information.............................  49

           Appendix to the Prospectus -- IncomeLOCK
             Withdrawal Examples................................  50

Glossary of Terms
--------------------------------------------------------------------------------


Unless otherwise specified in this prospectus, the words "we," "us," "our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the Participant, or the individual purchasing an individual Contract.

Other specific terms we use in this prospectus are:

      Account Value -- the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

      Anniversary Value -- the Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments.

      Annuitant -- the individual (in most cases, you) to whom Payout Payments will be paid.

      Assumed Investment Rate --The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

      Beneficiary -- the individual designated to receive Payout Payments upon the death of the Annuitant.

      Benefit -- an optional guaranteed minimum withdrawal feature that is offered in this prospectus as "IncomeLOCK."

      Benefit Anniversary -- a Benefit Anniversary is the first day of each Benefit Year.

      Benefit Base -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. If you elect the Benefit after the Contract is issued, the Benefit Base is equal to the Account Value on the Endorsement Date.

      Benefit Year -- each consecutive one year period starting on the Endorsement Date and each Benefit Anniversary, and ending on the day before the next Benefit Anniversary.

      Business Day -- any weekday that the New York Stock Exchange ("NYSE") is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time. On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.

      Contract Owner -- the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

      Division -- the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

      Eligible Purchase Payments -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is an Eligible Purchase Payment. If IncomeLOCK is selected after Contract issue, then the Account Value at the time of election constitutes the Eligible Purchase Payment amount.

      Endorsement Date -- the date that we issue the Benefit endorsement to your Contract.

      Fixed Account Option -- an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.


      Guided Portfolio Services/SM/ or GPS -- a financial advice service offered by AIG Retirement Advisors, Inc., a registered investment adviser and Company subsidiary. A separate investment advisory fee and agreement is required for this service, if available under an employer's retirement plan.


      Home Office -- located at 2929 Allen Parkway, Houston, Texas 77019.

      Ineligible Purchase Payments -- if IncomeLOCK is selected at Contract issue, Ineligible Purchase Payments are those made more than two years later. If IncomeLOCK is selected after Contract issue, then any Purchase Payments we receive after your Endorsement Date are considered Ineligible Purchase Payments.

      IncomeLOCK -- an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero.

      Maximum Anniversary Value ("MAV") Evaluation Period -- the period beginning the date the Benefit Endorsement is issued and ends on the 10th Benefit Anniversary.

      Maximum Annual Withdrawal Amount -- the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the Benefit Base.

      Minimum Withdrawal Period -- the minimum period over which you may take withdrawals under this feature, if withdrawals are not taken under the lifetime withdrawal option.

      Mutual Fund or Fund -- the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

--------------------------------------------------------------------------------


      Participant -- the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

      Participant Year -- a 12 month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

      Payout Payments -- annuity payments withdrawn in a steady stream during the Payout Period.

      Payout Period -- the time when you begin to withdraw your money in Payout Payments. This may also may be called the "Annuity Period."

      Payout Unit -- a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

      Proof of Death -- a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

      Purchase Payments -- an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

      Purchase Period -- the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the "Accumulation Period."

      Purchase Unit -- a unit of interest owned by you in your Variable Account Option.

      Systematic Withdrawals -- payments withdrawn on a regular basis during the Purchase Period.

      VALIC Separate Account A or Separate Account -- a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

      Variable Account Option -- investment options that correspond to Separate Account Divisions offered by the Contracts.

Fee Tables
--------------------------------------------------------------------------------

 The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

 Contract Owner/Participant Transaction Expenses

Maximum Surrender Charge (1)                                   5.00%
---------------------------------------------------------------------
Maximum Loan Application Fee (per loan)                         $60
---------------------------------------------------------------------
State Premium Taxes (as a percentage of the amount annuitized) 0-3.5%
---------------------------------------------------------------------

 (1) The maximum surrender charge is the lessor of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. Reductions in the surrender charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."

 The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

 Separate Account Charges


                                                                                          $3.75
                                                                                           per
Variable Account Option Maintenance Charge (1)                                           quarter
-------------------------------------------------------------------------------------------------
                                                                                          Annual
                                                                                         Separate
Mortality and Expense Risk Separate Account Charges for each Variable Account Option (2) Account
(as a percentage of assets invested):                                                    Fee (%)
-------------------------------------------------------------------------------------------------
   AIG Retirement Company I (formerly named VALIC Company I)
-------------------------------------------------------------------------------------------------
       Asset Allocation Fund                                                               0.80
-------------------------------------------------------------------------------------------------
       Blue Chip Growth Fund                                                               0.80
-------------------------------------------------------------------------------------------------
       Broad Cap Value Income Fund                                                         0.80
-------------------------------------------------------------------------------------------------
       Capital Conservation Fund                                                           0.80
-------------------------------------------------------------------------------------------------
       Core Equity Fund                                                                    0.80
-------------------------------------------------------------------------------------------------
       Core Value Fund                                                                     0.80
-------------------------------------------------------------------------------------------------
       Foreign Value Fund                                                                  0.80
-------------------------------------------------------------------------------------------------
       Global Equity Fund                                                                  0.80
-------------------------------------------------------------------------------------------------
       Global Social Awareness Fund (formerly named Social Awareness Fund)                 0.80
-------------------------------------------------------------------------------------------------
       Global Strategy Fund                                                                0.80
-------------------------------------------------------------------------------------------------
       Government Securities Fund                                                          0.80
-------------------------------------------------------------------------------------------------
       Growth Fund (formerly named VALIC Ultra Fund)                                       0.80
-------------------------------------------------------------------------------------------------
       Growth & Income Fund                                                                0.80
-------------------------------------------------------------------------------------------------
       Health Sciences Fund                                                                0.80
-------------------------------------------------------------------------------------------------
       Inflation Protected Fund                                                            0.80
-------------------------------------------------------------------------------------------------
       International Equities Fund                                                         0.80
-------------------------------------------------------------------------------------------------
       International Government Bond Fund                                                  0.80
-------------------------------------------------------------------------------------------------
       International Growth I Fund                                                         0.80
-------------------------------------------------------------------------------------------------
       Large Cap Core Fund                                                                 0.80
-------------------------------------------------------------------------------------------------
       Large Capital Growth Fund                                                           0.80
-------------------------------------------------------------------------------------------------
       Mid Cap Index Fund                                                                  0.80
-------------------------------------------------------------------------------------------------
       Mid Cap Strategic Growth Fund                                                       0.80
-------------------------------------------------------------------------------------------------
       Money Market I Fund                                                                 0.80
-------------------------------------------------------------------------------------------------
       Nasdaq-100(R) Index Fund                                                            0.80
-------------------------------------------------------------------------------------------------
       Real Estate Fund                                                                    0.80
-------------------------------------------------------------------------------------------------
       Science & Technology Fund                                                           0.80
-------------------------------------------------------------------------------------------------
       Small Cap Aggressive Growth Fund                                                    0.80
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   AIG Retirement Company I (continued)
-----------------------------------------------------------------------------------------
       Small Cap Fund                                                                0.80
-----------------------------------------------------------------------------------------
       Small Cap Index Fund                                                          0.80
-----------------------------------------------------------------------------------------
       Small Cap Special Values Fund                                                 0.80
-----------------------------------------------------------------------------------------
       Small-Mid Growth Fund (formerly named Small Cap Strategic Growth Fund)        0.80
-----------------------------------------------------------------------------------------
       Stock Index Fund                                                              0.80
-----------------------------------------------------------------------------------------
       Value Fund                                                                    0.80
-----------------------------------------------------------------------------------------
   AIG Retirement Company II (formerly named VALIC Company II)
-----------------------------------------------------------------------------------------
       Aggressive Growth Lifestyle Fund                                              0.55
-----------------------------------------------------------------------------------------
       Capital Appreciation Fund                                                     0.55
-----------------------------------------------------------------------------------------
       Conservative Growth Lifestyle Fund                                            0.55
-----------------------------------------------------------------------------------------
       Core Bond Fund                                                                0.55
-----------------------------------------------------------------------------------------
       High Yield Bond Fund                                                          0.55
-----------------------------------------------------------------------------------------
       International Small Cap Equity Fund                                           0.55
-----------------------------------------------------------------------------------------
       Large Cap Value Fund                                                          0.55
-----------------------------------------------------------------------------------------
       Mid Cap Growth Fund                                                           0.55
-----------------------------------------------------------------------------------------
       Mid Cap Value Fund                                                            0.55
-----------------------------------------------------------------------------------------
       Moderate Growth Lifestyle Fund                                                0.55
-----------------------------------------------------------------------------------------
       Money Market II Fund                                                          0.55
-----------------------------------------------------------------------------------------
       Small Cap Growth Fund                                                         0.55
-----------------------------------------------------------------------------------------
       Small Cap Value Fund                                                          0.55
-----------------------------------------------------------------------------------------
       Socially Responsible Fund                                                     0.55
-----------------------------------------------------------------------------------------
       Strategic Bond Fund                                                           0.55
-----------------------------------------------------------------------------------------
   Public Funds
-----------------------------------------------------------------------------------------
       AIG SunAmerica 2015 High Watermark Fund, Class I                              1.05
-----------------------------------------------------------------------------------------
       AIG SunAmerica 2020 High Watermark Fund, Class I                              1.05
-----------------------------------------------------------------------------------------
       Ariel Appreciation Fund                                                       0.80
-----------------------------------------------------------------------------------------
       Ariel Fund                                                                    0.80
-----------------------------------------------------------------------------------------
       Lou Holland Growth Fund                                                       0.80
-----------------------------------------------------------------------------------------
       Vanguard Lifestrategy Conservative Growth Fund, Investor Shares               1.05
-----------------------------------------------------------------------------------------
       Vanguard Lifestrategy Growth Fund, Investor Shares                            1.05
-----------------------------------------------------------------------------------------
       Vanguard Lifestrategy Moderate Growth Fund, Investor Shares                   1.05
-----------------------------------------------------------------------------------------
       Vanguard Long-Term Investment-Grade Fund, Investor Shares                     0.80
-----------------------------------------------------------------------------------------
       Vanguard Long-Term Treasury Fund, Investor Shares                             0.80
-----------------------------------------------------------------------------------------
       Vanguard Wellington Fund, Investor Shares                                     1.05
-----------------------------------------------------------------------------------------
       Vanguard Windsor II Fund, Investor Shares                                     1.05
-----------------------------------------------------------------------------------------

 (1) Reductions in the account maintenance charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."
 (2) See "Purchase Unit Value" for a discussion of how the separate account charges impact the calculation of each Division's unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges."

--------------------------------------------------------------------------------


 Optional IncomeLOCK Fee

 You may elect this optional living benefit feature as described below. The fee is calculated as a percentage of the Benefit Base.(1)

                     Fee Period Annualized Fee Percentage
                     ---------- -------------------------
                     All years  0.65% (deducted quarterly)

 (1) IncomeLOCK is an optional guaranteed minimum withdrawal benefit. If you elect this Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. Otherwise, the Benefit Base is equal to the Account Value on the Endorsement Date. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the Benefit.

 The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Mutual Fund.

Total Annual Mutual Fund Operating Expenses                                              Minimum Maximum
--------------------------------------------------------------------------------------------------------
(Expenses that are deducted from the assets of a Mutual Fund, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                             0.22%  1.71%*
--------------------------------------------------------------------------------------------------------

--------
* Pursuant to an Expense Limitation Agreement, AIG SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses for the 2020 High Watermark Fund to the extent that the Total Annual Fund Operating Expenses exceeds 1.18%. This waiver or reimbursement will continue indefinitely, subject to termination by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, as defined under section 2(a)(19) of The Investment Company Act of 1940, as amended (the "1940 Act").

--------------------------------------------------------------------------------

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses. Each example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Your actual costs may be higher or lower than the examples below.


The first set of examples assumes the maximum fees and expenses, including the maximum separate account charge of 1.05%, investment in a Variable Account Option with the highest total expenses (1.71%), and election of the optional IncomeLOCK feature at 0.65%.


(1) If you surrender your Contract at the end of the applicable time period:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $803  $1,525  $2,271   $3,714


(2) If you annuitize your Contract (the IncomeLOCK feature terminates at annuitization):


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $346  $1,054  $1,784   $3,714


(3) If you do not surrender your Contract:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $346  $1,054  $1,784   $3,714



The second set of examples assumes the minimum fees and expenses, including the minimum separate account charge of 0.55%, investment in a Variable Account Option with the lowest total expenses (0.22%), and that the optional IncomeLOCK feature is not elected.


(1) If you surrender your Contract at the end of the applicable time period:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $550   $753    $940     $983


(2) If you annuitize your Contract:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $81    $253    $440     $983


(3) If you do not surrender your Contract:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $81    $253    $440     $983


Note: These examples should not be considered representative of past or future expenses for VALIC Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

Selected Purchase Unit Data
--------------------------------------------------------------------------------




Purchase units shown are for a Purchase Unit outstanding throughout the year for each variable account option. The 2005 data for the Inflation Protected Fund and the AIG SunAmerica High Watermark Funds begins on February 22. The 2006 data for the Broad Cap Value Income Fund, Foreign Value Fund, Global Equity Fund, Global Strategy Fund, Large Cap Core Fund, Large Capital Growth Fund, Mid Cap Strategic Growth Fund, Small Cap Aggressive Growth Fund, Small Cap Special Values Fund, Small-Mid Growth Fund and Growth Fund begins on May 30, 2006, the date these funds were added to Portfolio Director.



                                                                  Number of
                                                 Unit     Unit      Units
                                               Value at   Value  Outstanding
                                               Beginning at End   at End of
   Fund Name                              Year  of Year  of Year     Year
   ---------                              ---- --------- ------- ------------
   AIG Retirement Company I
     Asset Allocation Fund (Division 5)   2007   5.184    5.467    2,377,154
                                          2006   4.676    5.184    2,587,780
                                          2005   4.545    4.676    2,347,052
                                          2004   4.223    4.545    2,763,735
                                          2003   3.557    4.223    1,197,046
                                          2002   3.956    3.557    1,074,736
                                          2001   4.163    3.956    1,365,458
                                          2000   4.304    4.163    1,078,319
                                          1999   3.882    4.304      673,135
                                          1998      --    3.882       31,350
     Blue Chip Growth Fund (Division 72)  2007   0.942    1.057   26,745,363
                                          2006   0.863    0.942   19,213,662
                                          2005   0.826    0.868   11,462,143
                                          2004   0.764    0.826    6,768,256
                                          2003   0.595    0.764    3,885,796
                                          2002   0.793    0.595    2,215,965
                                          2001   0.932    0.793    1,191,852
                                          2000      --    0.932        2,574
     Broad Cap Value Income Fund
      (Division 75)                       2007   1.153    1.166    3,939,724
                                          2006   1.011    1.153    3,553,051
                                          2005      --       --           --
     Capital Conservation Fund
      (Division 7)                        2007   2.949    3.032   10,912,202
                                          2006   2.844    2.949   12,126,261
                                          2005   2.817    2.844    6,750,984
                                          2004   2.731    2.817    4,379,224
                                          2003   2.644    2.731    1,348,629
                                          2002   2.446    2.644    1,072,328
                                          2001   2.288    2.446      736,319
                                          2000   2.112    2.288      241,853
                                          1999   2.138    2.112       95,480
                                          1998      --    2.138           --
     Core Equity Fund (Division 15)       2007   2.426    2.479   24,019,431
                                          2006   2.189    2.426   25,973,836
                                          2005   2.123    2.189   26,750,447
                                          2004   1.980    2.123   28,464,512
                                          2003   1.574    1.980   19,470,281
                                          2002   2.038    1.574   18,853,525
                                          2001   2.425    2.038   19,106,874
                                          2000   2.608    2.425   10,968,138
                                          1999   2.448    2.608    8,377,232
                                          1998      --    2.448    4,324,799
     Core Value Fund (Division 21)        2007   1.973    1.948   26,965,273
                                          2006   1.698    1.973   29,596,738
                                          2005   1.637    1.698   20,636,771
                                          2004   1.463    1.637   25,071,204
                                          2003   1.141    1.463   22,738,226
                                          2002   1.430    1.141   20,786,632
                                          2001   1.573    1.430   21,849,597
                                          2000      --    1.573    9,899,817
     Foreign Value Fund (Division 89)     2007   1.224    1.350  159,603,928
                                          2006   1.066    1.224  133,705,192
                                          2005      --       --           --
     Global Equity Fund (Division 87)     2007   1.219    1.319   59,675,090
                                          2006   1.065    1.219   62,815,066
                                          2005      --       --           --


                                                                 Number of
                                                Unit     Unit      Units
                                              Value at   Value  Outstanding
                                              Beginning at End   at End of
   Fund Name                             Year  of Year  of Year     Year
   ---------                             ---- --------- ------- ------------
     Global Social Awareness Fund
      (Division 12)                      2007   4.421    4.579   19,729,895
                                         2006   3.858    4.421   16,926,134
                                         2005   3.737    3.858   13,141,444
                                         2004   3.406    3.737   11,413,457
                                         2003   2.673    3.406    7,627,455
                                         2002   3.520    2.673    6,937,701
                                         2001   4.004    3.520    7,765,337
                                         2000   4.503    4.004    4,403,285
                                         1999   3.826    4.503    3,028,346
                                         1998      --    3.826    1,218,871
     Global Strategy Fund (Division 88)  2007   1.218    1.330   65,892,584
                                         2006   1.085    1.218   62,685,696
                                         2005      --       --           --
     Government Securities Fund
      (Division 8)                       2007   2.950    3.150    4,473,833
                                         2006   2.886    2.950    4,116,952
                                         2005   2.835    2.886    3,915,219
                                         2004   2.762    2.835    3,958,504
                                         2003   2.753    2.762    3,227,650
                                         2002   2.477    2.753    3,292,403
                                         2001   2.338    2.477    2,040,203
                                         2000   2.088    2.338      824,249
                                         1999   2.165    2.088      243,537
                                         1998      --    2.165           --
     Growth Fund (Division 78)           2007   0.938    1.126  156,938,148
                                         2006   0.913    0.938  182,212,881
                                         2005      --       --           --
     Growth & Income Fund
      (Division 16)                      2007   2.557    2.715    6,328,894
                                         2006   2.234    2.557    6,505,783
                                         2005   2.220    2.234    5,954,464
                                         2004   2.021    2.220    6,095,902
                                         2003   1.661    2.021    4,253,296
                                         2002   2.133    1.661    3,882,769
                                         2001   2.391    2.133    3,325,072
                                         2000   2.704    2.391    1,525,459
                                         1999   2.219    2.704      660,621
                                         1998      --    2.219           --
     Health Sciences Fund (Division 73)  2007   1.228    1.432   26,116,352
                                         2006   1.141    1.228   24,084,413
                                         2005   1.018    1.141   19,631,720
                                         2004   0.889    1.018   18,476,640
                                         2003   0.654    0.889   11,800,752
                                         2002   0.911    0.654    7,126,532
                                         2001   1.001    0.911    4,443,384
                                         2000      --    1.001       60,141
     Inflation Protected Fund (Division
      77)                                2007   1.015    1.086    1,568,920
                                         2006   1.019    1.015    1,032,927
                                         2005   1.007    1.019      738,313
     International Equities Fund
      (Division 11)                      2007   2.069    2.232   74,223,737
                                         2006   1.695    2.069   64,365,451
                                         2005   1.460    1.695   56,778,241
                                         2004   1.249    1.460   28,358,868
                                         2003   0.971    1.249    5,167,502
                                         2002   1.205    0.971    3,400,912
                                         2001   1.557    1.205    2,831,016
                                         2000   1.898    1.557    1,538,819
                                         1999   1.481    1.898      348,851
                                         1998      --    1.481           --

--------------------------------------------------------------------------------


                                                                 Number of
                                                Unit     Unit      Units
                                              Value at   Value  Outstanding
                                              Beginning at End   at End of
   Fund Name                             Year  of Year  of Year     Year
   ---------                             ---- --------- ------- ------------
     International Government Bond Fund
      (Division 13)                      2007   2.426    2.576    8,847,496
                                         2006   2.265    2.426    8,438,812
                                         2005   2.297    2.265    7,775,394
                                         2004   2.093    2.297    7,458,086
                                         2003   1.767    2.093    5,961,121
                                         2002   1.517    1.767    5,528,660
                                         2001   1.559    1.517    4,684,913
                                         2000   1.635    1.559    1,861,115
                                         1999   1.752    1.635    1,058,856
                                         1998      --    1.752      408,156
     International Growth I Fund
      (Division 20)                      2007   2.396    2.726   62,755,171
                                         2006   1.911    2.396   53,390,070
                                         2005   1.694    1.911   21,522,837
                                         2004   1.477    1.694   20,553,185
                                         2003   1.187    1.477   13,984,886
                                         2002   1.465    1.187   12,743,207
                                         2001   1.996    1.465   12,911,877
                                         2000      --    1.996    4,203,091
     Large Cap Core Fund (Division 76)   2007   1.100    1.179    7,981,210
                                         2006   0.998    1.100   10,782,371
                                         2005      --       --           --
     Large Capital Growth Fund
      (Division 79)                      2007   1.117    1.276   86,700,537
                                         2006   1.025    1.117   96,979,118
                                         2005      --       --           --
     Mid Cap Index Fund (Division 4)     2007  10.624   11.344   45,491,146
                                         2006   9.738   10.624   39,718,568
                                         2005   8.749    9.738   29,741,528
                                         2004   7.600    8.749   23,510,000
                                         2003   5.669    7.600   11,557,436
                                         2002   6.716    5.669    7,884,899
                                         2001   6.834    6.716    5,137,857
                                         2000   5.909    6.834    2,040,360
                                         1999   5.183    5.909      523,908
                                         1998      --    5.183           --
     Mid Cap Strategic Growth Fund
      (Division 83)                      2007   1.192    1.534   43,577,178
                                         2006   1.151    1.192   44,706,601
                                         2005      --       --           --
     Money Market I Fund (Division 6)    2007   2.129    2.211   39,301,696
                                         2006   2.052    2.129   33,924,139
                                         2005   2.013    2.052   28,132,393
                                         2004   2.013    2.013   26,933,761
                                         2003   2.017    2.013   18,172,683
                                         2002   2.008    2.017   19,301,326
                                         2001   1.953    2.008   19,613,013
                                         2000   1.857    1.953   11,188,908
                                         1999   1.787    1.857    9,613,663
                                         1998   1.712    1.787    5,325,479
     Nasdaq-100 Index Fund (Division
      46)                                2007   0.506    0.595   27,194,567
                                         2006   0.478    0.506   23,231,663
                                         2005   0.476    0.478   25,535,001
                                         2004   0.436    0.476   22,398,281
                                         2003   0.294    0.436   16,938,599
                                         2002   0.481    0.294    5,273,086
                                         2001   0.718    0.481    2,543,964
                                         2000      --    0.718      216,742
     Science & Technology Fund
      (Division 17)                      2007   2.364    2.760   59,564,326
                                         2006   2.251    2.364   64,380,758
                                         2005   2.196    2.251   65,611,927
                                         2004   2.196    2.196   69,117,271
                                         2003   1.462    2.196   49,350,491
                                         2002   2.464    1.462   43,387,665
                                         2001   4.223    2.464   42,427,558
                                         2000   6.463    4.223   24,450,402
                                         1999   3.242    6.463   11,744,052
                                         1998   2.224    3.242    3,228,389


                                                                 Number of
                                                Unit     Unit      Units
                                              Value at   Value  Outstanding
                                              Beginning at End   at End of
   Fund Name                             Year  of Year  of Year     Year
   ---------                             ---- --------- ------- ------------
     Small Cap Aggressive Growth Fund
      (Division 86)                      2007   1.019    1.157   11,262,606
                                         2006   1.004    1.019    9,552,046
                                         2005      --       --           --
     Small Cap Fund (Division 18)        2007   2.965    2.759   20,439,938
                                         2006   2.757    2.965   21,763,492
                                         2005   2.589    2.757   20,249,184
                                         2004   2.193    2.589   18,364,613
                                         2003   1.621    2.193   12,011,653
                                         2002   2.132    1.621   10,322,622
                                         2001   2.263    2.132   10,143,542
                                         2000      --    2.263    4,669,805
     Small Cap Index Fund (Division 14)  2007   4.012    3.905   49,243,569
                                         2006   3.426    4.012   44,380,293
                                         2005   3.312    3.426   36,938,650
                                         2004   2.832    3.312   24,717,107
                                         2003   1.949    2.832   10,500,147
                                         2002   2.481    1.949    6,154,595
                                         2001   2.452    2.481    4,102,032
                                         2000   2.558    2.452    1,758,979
                                         1999   2.126    2.558      522,127
                                         1998   1.825    2.126       58,825
     Small Cap Special Values Fund
      (Division 84)                      2007   1.161    1.036   57,828,742
                                         2006   1.045    1.161   60,603,093
                                         2005      --       --           --
     Small-Mid Growth Fund (Division
      85)                                2007   1.056    1.018   29,079,281
                                         2006   1.016    1.056   32,825,521
                                         2005      --       --           --
     Stock Index Fund (Division 10)      2007   5.819    6.068  122,250,822
                                         2006   5.082    5.819  117,621,590
                                         2005   4.900    5.082  104,405,219
                                         2004   4.469    4.900   87,908,580
                                         2003   3.514    4.469   55,777,760
                                         2002   4.567    3.514   47,259,245
                                         2001   5.244    4.567   49,700,088
                                         2000   5.831    5.244   32,626,172
                                         1999   4.875    5.831   18,855,858
                                         1998      --    4.875    6,859,835
     Value Fund (Division 74)            2007   1.401    1.477    9,868,917
                                         2006   1.214    1.401    8,626,115
                                         2005   1.150    1.214   11,244,909
                                         2004   0.997    1.150      507,725
                                         2003   0.798    0.997      331,439
                                         2002   1.000    0.798      123,767
                                         2001      --    1.000           --
   AIG Retirement Company II
     Aggressive Growth Lifestyle Fund
      (Division 48)                      2007   1.854    2.025    7,006,792
                                         2006   1.635    1.854    5,141,753
                                         2005   1.470    1.635    3,244,516
                                         2004   1.302    1.470    3,117,742
                                         2003   1.012    1.302    2,677,110
                                         2002   1.248    1.012    1,960,053
                                         2001   1.434    1.248    1,242,003
                                         2000   1.542    1.434      460,167
                                         1999   1.193    1.542       46,149
                                         1998      --    1.193           --
     Capital Appreciation Fund
      (Division 39)                      2007   1.018    1.214    4,197,252
                                         2006   0.969    1.018    1,566,885
                                         2005   0.942    0.969    1,528,329
                                         2004   0.867    0.942    1,413,834
                                         2003   0.692    0.867    1,301,251
                                         2002   1.005    0.692    1,002,903
                                         2001   1.287    1.005      809,582
                                         2000   1.672    1.287      435,416
                                         1999   1.242    1.672       95,862
                                         1998      --    1.242           --

--------------------------------------------------------------------------------


                                                                  Number of
                                                 Unit     Unit      Units
                                               Value at   Value  Outstanding
                                               Beginning at End   at End of
   Fund Name                              Year  of Year  of Year     Year
   ---------                              ---- --------- ------- ------------
     Conservative Growth Lifestyle Fund
      (Division 50)                       2007   1.806    1.924    6,316,431
                                          2006   1.656    1.806    4,589,479
                                          2005   1.568    1.656    3,753,599
                                          2004   1.444    1.568    3,031,412
                                          2003   1.240    1.444    2,308,156
                                          2002   1.313    1.240    1,451,290
                                          2001   1.343    1.313      960,922
                                          2000   1.310    1.343      735,103
                                          1999   1.163    1.310      246,969
                                          1998      --    1.163
     Core Bond Fund (Division 58)         2007   1.436    1.483   15,849,736
                                          2006   1.376    1.436    5,033,403
                                          2005   1.354    1.376    3,835,809
                                          2004   1.299    1.354    2,639,445
                                          2003   1.256    1.299    1,510,859
                                          2002   1.160    1.256      870,673
                                          2001   1.092    1.160      477,526
                                          2000   1.012    1.092       17,812
                                          1999   1.030    1.012       10,700
                                          1998      --    1.030           --
     High Yield Bond Fund (Division 60)   2007   1.843    1.860   16,222,580
                                          2006   1.650    1.843    8,923,303
                                          2005   1.547    1.650    5,399,050
                                          2004   1.342    1.547    4,057,359
                                          2003   1.038    1.342    2,474,955
                                          2002   1.063    1.038      680,131
                                          2001   1.009    1.063      613,841
                                          2000   1.079    1.009       44,391
                                          1999   1.054    1.079        2,397
                                          1998      --    1.054           --
     International Small Cap Equity Fund
      (Division 33)                       2007   2.105    2.216   58,611,447
                                          2006   1.761    2.105   39,145,880
                                          2005   1.367    1.761   16,575,388
                                          2004   1.152    1.367    2,766,497
                                          2003   0.905    1.152    2,314,835
                                          2002   1.102    0.905    1,620,256
                                          2001   1.367    1.102    1,217,774
                                          2000   1.639    1.367      845,886
                                          1999   1.052    1.639        5,641
                                          1998      --    1.052           --
     Large Cap Value Fund (Division 40)   2007   2.143    2.196   43,706,583
                                          2006   1.817    2.143   25,530,357
                                          2005   1.679    1.817    5,230,944
                                          2004   1.486    1.679    4,394,274
                                          2003   1.172    1.486    3,573,479
                                          2002   1.339    1.172    2,664,154
                                          2001   1.372    1.339    1,653,364
                                          2000   1.306    1.372      133,690
                                          1999   1.247    1.306          221
                                          1998      --    1.247           --
     Mid Cap Growth Fund (Division 37)    2007   1.334    1.512   11,172,318
                                          2006   1.166    1.334    8,040,867
                                          2005   1.054    1.166    6,372,968
                                          2004   0.940    1.054    6,194,518
                                          2003   0.683    0.940    6,055,536
                                          2002   0.984    0.683    4,401,019
                                          2001   1.423    0.984    3,064,194
                                          2000   1.427    1.423      654,531
                                          1999   1.349    1.427        1,244
                                          1998      --    1.349           --
     Mid Cap Value Fund (Division 38)     2007   3.403    3.479   25,654,821
                                          2006   2.931    3.403   19,629,064
                                          2005   2.694    2.931   14,245,575
                                          2004   2.330    2.694   10,689,956
                                          2003   1.634    2.330    7,010,024
                                          2002   1.910    1.634    5,041,443
                                          2001   1.956    1.910    2,566,084
                                          2000   1.526    1.956      687,388
                                          1999   1.256    1.526      142,103
                                          1998      --    1.256           --


                                                                 Number of
                                                Unit     Unit      Units
                                              Value at   Value  Outstanding
                                              Beginning at End   at End of
   Fund Name                             Year  of Year  of Year     Year
   ---------                             ---- --------- ------- ------------
     Moderate Growth Lifestyle Fund
      (Division 49)                      2007   1.874    2.030    9,172,801
                                         2006   1.698    1.874    7,057,287
                                         2005   1.571    1.698    5,129,289
                                         2004   1.421    1.571    4,669,976
                                         2003   1.158    1.421    3,960,868
                                         2002   1.300    1.158    3,015,695
                                         2001   1.386    1.300    2,200,069
                                         2000   1.401    1.386      864,680
                                         1999   1.186    1.401      213,355
                                         1998      --    1.186           --
     Money Market II Fund (Division 44)  2007   1.234    1.284   42,190,759
                                         2006   1.186    1.234   26,281,226
                                         2005   1.161    1.186   13,322,408
                                         2004   1.158    1.161    9,253,840
                                         2003   1.157    1.158   10,043,486
                                         2002   1.149    1.157    9,173,724
                                         2001   1.114    1.149    8,613,152
                                         2000   1.056    1.114    8,860,373
                                         1999   1.014    1.056    1,844,830
                                         1998      --    1.014           --
     Small Cap Growth Fund (Division
      35)                                2007   1.652    1.709    6,002,415
                                         2006   1.510    1.652    5,115,263
                                         2005   1.449    1.510    4,060,645
                                         2004   1.314    1.449    3,633,808
                                         2003   0.906    1.314    3,049,513
                                         2002   1.356    0.906    1,738,121
                                         2001   1.789    1.356    1,447,772
                                         2000   2.279    1.789      476,647
                                         1999   1.350    2.279      119,661
                                         1998      --    1.350           --
     Small Cap Value Fund (Division 36)  2007   2.515    2.327   27,144,038
                                         2006   2.129    2.515   10,774,645
                                         2005   2.006    2.129    5,890,358
                                         2004   1.689    2.006    5,284,700
                                         2003   1.220    1.689    3,695,332
                                         2002   1.401    1.220    2,396,378
                                         2001   1.316    1.401    1,061,602
                                         2000   1.083    1.316       87,545
                                         1999   1.166    1.083          232
                                         1998      --    1.166           --
     Socially Responsible Fund
      (Division 41)                      2007   1.505    1.557   99,581,896
                                         2006   1.309    1.505   44,151,626
                                         2005   1.265    1.309   12,628,904
                                         2004   1.157    1.265    7,262,970
                                         2003   0.907    1.157    1,855,413
                                         2002   1.190    0.907    1,518,217
                                         2001   1.355    1.190    1,275,611
                                         2000   1.501    1.355    1,291,021
                                         1999   1.279    1.501      106,148
                                         1998      --    1.279           --
     Strategic Bond Fund (Division 59)   2007   1.891    1.959   26,880,177
                                         2006   1.752    1.891   18,395,330
                                         2005   1.679    1.752   10,593,319
                                         2004   1.526    1.679    5,542,385
                                         2003   1.285    1.526    2,748,551
                                         2002   1.212    1.285      987,994
                                         2001   1.102    1.212      432,470
                                         2000      --    1.102          936
   Public Funds
   AIG SunAmerica 2015 High Watermark
    (Division 81)                        2007   1.130    1.183    1,635,174
                                         2006   1.033    1.130    1,436,871
                                         2005   1.000    1.033      733,478
   AIG SunAmerica 2020 High Watermark
    (Division 82)                        2007   1.147    1.200    1,201,351
                                         2006   1.045    1.147      895,679
                                         2005   1.000    1.045      541,738

--------------------------------------------------------------------------------


                                                                 Number of
                                                Unit     Unit      Units
                                              Value at   Value  Outstanding
                                              Beginning at End   at End of
   Fund Name                             Year  of Year  of Year     Year
   ---------                             ---- --------- ------- ------------
   Ariel Appreciation Fund (Division 69) 2007   1.787    1.748   32,265,610
                                         2006   1.623    1.787   33,754,062
                                         2005   1.590    1.623   38,100,573
                                         2004   1.417    1.590   34,489,384
                                         2003   1.091    1.417   25,946,570
                                         2002   1.226    1.091   17,307,445
                                         2001   1.064    1.226    4,782,738
                                         2000      --    1.064           32
   Ariel Fund (Division 68)              2007   1.996    1.946   48,168,727
                                         2006   1.823    1.996   50,067,793
                                         2005   1.821    1.823   52,075,771
                                         2004   1.505    1.821   41,615,562
                                         2003   1.185    1.505   23,969,761
                                         2002   1.259    1.185   13,823,829
                                         2001   1.112    1.259    3,576,909
                                         2000      --    1.112          364
   Lou Holland Growth Fund (Division 70) 2007   0.976    1.059   27,404,429
                                         2006   0.935    0.976   30,306,497
                                         2005   0.950    0.935    4,950,398
                                         2004   0.861    0.950    4,379,555
                                         2003   0.680    0.861    2,753,598
                                         2002   0.873    0.680    1,389,807
                                         2001   0.928    0.873      354,300
                                         2000      --    0.928           24
                                         2003   1.768    2.314    7,155,341
                                         2002   1.864    1.768    4,180,947
                                         2001   2.087    1.864    3,125,087
                                         2000   2.102    2.087    1,210,593
                                         1999      --    2.102      485,669
   Vanguard LifeStrategy Conservative
    Growth Fund (Division 54)            2007   1.525    1.614    6,042,668
                                         2006   1.393    1.525    4,499,544
                                         2005   1.348    1.393    3,330,251
                                         2004   1.261    1.348    2,836,503
                                         2003   1.093    1.261    1,954,391
                                         2002   1.167    1.093    1,007,113
                                         2001   1.180    1.167      763,718
                                         2000   1.157    1.180      482,507
                                         1999      --    1.157      375,819
   Vanguard LifeStrategy Growth Fund
    (Division 52)                        2007   1.642    1.746   12,472,587
                                         2006   1.429    1.642   10,657,941
                                         2005   1.351    1.429    8,184,272
                                         2004   1.213    1.351    7,076,717
                                         2003   0.954    1.213    5,142,574
                                         2002   1.145    0.954    3,864,620
                                         2001   1.270    1.145    2,800,962
                                         2000   1.356    1.270    2,267,355
                                         1999      --    1.356    1,468,333


                                                               Number of
                                              Unit     Unit      Units
                                            Value at   Value  Outstanding
                                            Beginning at End   at End of
      Fund Name                        Year  of Year  of Year     Year
      ---------                        ---- --------- ------- ------------
      Vanguard LifeStrategy Moderate
       Growth Fund (Division 53)       2007   1.596    1.695   16,392,940
                                       2006   1.423    1.596   12,482,445
                                       2005   1.361    1.423   10,567,495
                                       2004   1.244    1.361    9,612,545
                                       2003   1.027    1.244    7,167,191
                                       2002   1.157    1.027    4,834,564
                                       2001   1.224    1.157    3,597,361
                                       2000   1.248    1.224    2,887,958
                                       1999      --    1.248    2,152,244
      Vanguard Long-Term Investment-
       Grade Fund (Division 22)        2007   2.003    2.062   21,487,990
                                       2006   1.963    2.003   22,101,376
                                       2005   1.882    1.963   19,181,331
                                       2004   1.741    1.882   16,058,977
                                       2003   1.652    1.741   12,089,610
                                       2002   1.471    1.652   11,209,489
                                       2001   1.353    1.471    9,394,086
                                       2000   1.221    1.353    4,636,431
                                       1999      --    1.221    4,060,325
      Vanguard Long-Term Treasury Fund
       (Division 23)                   2007   2.008    2.176   32,953,874
                                       2006   1.990    2.008   31,129,909
                                       2005   1.882    1.990   27,830,619
                                       2004   1.770    1.882   23,918,115
                                       2003   1.738    1.770   19,619,013
                                       2002   1.502    1.738   19,883,997
                                       2001   1.451    1.502   17,009,737
                                       2000   1.222    1.451   10,177,993
                                       1999   1.349    1.222    7,578,682
                                       1998      --    1.349    3,682,809
      Vanguard Wellington Fund
       (Division 25)                   2007   2.592    2.780  105,454,217
                                       2006   2.279    2.592  105,124,832
                                       2005   2.156    2.279   86,469,604
                                       2004   1.960    2.156   75,722,620
                                       2003   1.640    1.960   57,521,256
                                       2002   1.780    1.640   48,274,786
                                       2001   1.727    1.780   44,865,983
                                       2000   1.581    1.727   29,685,842
                                       1999   1.530    1.581   28,195,817
                                       1998      --    1.530   19,636,072
      Vanguard Windsor II Fund
       (Division 24)                   2007   2.728    2.759  128,524,770
                                       2006   2.331    2.728  125,930,178
                                       2005   2.201    2.331  108,446,296
                                       2004   1.880    2.201   87,345,541
                                       2003   1.461    1.880   56,268,484
                                       2002   1.776    1.461   46,093,281
                                       2001   1.858    1.776   36,594,309
                                       2000   1.606    1.858   24,169,868
                                       1999   1.723    1.606   20,846,053
                                       1998      --    1.723   13,800,156

Highlights
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The Portfolio Director Fixed and Variable Annuity is a Contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

Purchase Requirements: Purchase Payments may be made at any time and in any amount, subject to plan, VALIC, or Internal Revenue Code of 1986, as amended ("Code") limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. For more information on Purchase Payments, refer to the "Purchase Period."

Right to Cancel: You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that we receive your request, depending on your state law. See "Other Contract Features."


Expenses: There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct insurance charges of up to 1.05% annually of the average daily value of your Contract allocated to the Variable Account Options. See the "Fee Tables" and "Fees and Charges."


IncomeLOCK: IncomeLOCK is an optional feature designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero (the "Benefit"). Thus, IncomeLOCK may offer protection of a sure stream of income in the event of a significant market downturn or if your Account Value declines due to unfavorable investment performance.

The feature design provides for an automatic lock-in of the Contract's highest anniversary value (the maximum anniversary value or "MAV") during the first ten years from the endorsement effective date (the "Evaluation Period"). This feature guarantees lifetime withdrawals of an income stream in the manner described below, without annuitizing the Contract. If you decide not to take withdrawals under this feature, or you surrender your Contract, you will not receive the benefits of IncomeLOCK. You could pay for this feature and not need to use it. Likewise, depending on your Contract's market performance, you may never need to rely on IncomeLOCK.

IncomeLOCK is not available if you have an outstanding loan under the Contract. If you elect to take a loan after the Endorsement Date and while IncomeLock is still in effect, we will automatically terminate the Benefit.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may remove each Participant Year without a surrender charge. Please see the "Fees and Charges" section of this prospectus.

Any withdrawals taken may be subject to a 10% IRS penalty tax if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our annuity service center. Withdrawals greater than the required minimum distributions ("RMD") determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of this feature. In addition, if you have a qualified contract, tax law and the terms of the plan may restrict withdrawal amounts. Please see the "Surrender of Account Value" and "Federal Tax Matters" sections of this prospectus.

IncomeLOCK may be elected any time, provided you are age 75 or younger on the date of election. Please note that this feature and/or its components may not be available in your state. Please check with your financial advisor for availability and any additional restrictions. IncomeLOCK might not be appropriate for use with contributory qualified plans (401(k), 403(b), 457) or IRAs (traditional or Roth IRAs and SEPs) if you plan to make ongoing contributions. This is because the Benefit applies only to purchase payments made within the first two contract years if the Benefit is selected at Contract issue, or to the Account Value on the Endorsement Date if the Benefit is selected after Contract issue. We reserve the right to modify, suspend or terminate IncomeLOCK in its entirety or any component at any time for Contracts that have not yet been issued.

Federal Tax Information: Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those

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established under Code sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Before purchasing a deferred annuity for use in a qualified retirement plan or program, you should seek tax advice from your own tax advisor. For a more detailed discussion of these income tax provisions, see "Federal Tax Matters."

Surrender Charges: Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

Access to Your Money: You may withdraw money from your Contract during the Purchase Period. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See "Surrender of Account Value" and "Federal Tax Matters."

Loans: Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans ("IRAs"), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid).

Transfers: There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.

Transfers can be made by calling AIG Retirement's toll-free transfer service at 1-800-448-2542. For more information on account transfers, see "Transfers Between Investment Options."

Income Options: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See "Payout Period."

Death Benefits: Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The Death Benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Please note that the death benefit provisions may vary from state to state. See "Death Benefits."

Inquiries: If you have questions about your Contract, call your financial advisor or contact us at 1-800-448-2542.


 Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the Contract, as well as the risks of investing.

General Information
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About the Contracts

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer's plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called "Purchase Payments." The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Please refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see "Purchase Period" and "Payout Period."

About VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, AIG Life Holdings (US), Inc., formerly American General Corporation ("ALH"), a holding company and VALIC's indirect parent company, was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management.

American Home Assurance Company

The information below is applicable to you only if your Contract or Certificate was issued on or before December 31, 2006.

Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company ("American Home"), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company's Contract owners can enforce the guarantee directly.

American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time ("Point of Termination"). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.

About VALIC Separate Account A

When you direct money to the Contract's Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call "Divisions." Sixty Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the AIG Retirement Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

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VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the 1940 Act. Units of interest in VALIC Separate Account A are registered as securities under The Securities Act of 1933, as amended (the "1933 Act").

VALIC Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and AIG and ALH have no legal obligation to back these commitments.

Units of Interest

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

Distribution of the Contracts


The principal underwriter and distributor for VALIC Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority, unless such broker-dealers are exempt from the broker-dealer registration requirements of The Securities Exchange Act of 1934, as amended. VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of VALIC financial advisors. For more information about the Distributor, see "Distribution of Variable Annuity Contracts" in the Statement of Additional Information.


VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC's general overhead and are not charged back to employers, group employee benefit plans or plan participants.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each first-year Purchase Payment. Agents will receive commissions of approximately 1.2% for level Purchase Payments in subsequent years and up to 7% on increases in the amount of Purchase Payments in the year of the increase. In addition, the Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the "Fees and Charges" section in this prospectus.

Fixed and Variable Account Options
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The Contracts offer a choice from among several Variable Account Options and three Fixed Account Options. Depending on the selection made by your employer's plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned. The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns that are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

Fixed Account Options

Portfolio Director features up to three guaranteed fixed options. These options provide fixed-rate earnings and guarantee safety

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of principal. The guarantees are backed by the claims-paying ability of the Company, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

      Fixed Account Options               Investment Objective
      ---------------------               --------------------
      Fixed Account Plus         Invests in the general account assets
                                 of the Company. This account provides
                                 fixed-return investment growth for the
                                 long-term. It is credited with interest
                                 at rates set by VALIC. The account is
                                 guaranteed to earn at least a minimum
                                 rate of interest as shown in your
                                 Contract. Your money may be credited
                                 with a different rate of interest
                                 depending on the time period in which
                                 it is accumulated. Purchase Payments
                                 allocated to a fixed account option
                                 will receive a current rate of
                                 interest. There are limitations on
                                 transfers out of this option. If you
                                 transfer assets from Fixed Account Plus
                                 to another investment option, any
                                 assets transferred back into Fixed
                                 Account Plus within 90 days will
                                 receive a different rate of interest,
                                 than that paid for new Purchase
                                 Payments.

      Short-Term Fixed Account   Invests in the general account assets
                                 of the Company. This account provides
                                 fixed-return investment growth for the
                                 short-term. It is credited with
                                 interest at rates set by VALIC, which
                                 may be lower than the rates credited to
                                 Fixed Account Plus, above. The account
                                 is guaranteed to earn at least a
                                 minimum rate of interest as shown in
                                 your Contract. Your money may be
                                 credited with a different rate of
                                 interest depending on the time period
                                 in which it is accumulated.

      Multi-Year Enhanced Option Invests in the general account assets
       ("Multi-Year Option")     of the Company. This account is a
                                 long-term investment option, providing
                                 a guaranteed interest rate for a
                                 guaranteed period (three, five, seven,
                                 or ten years) ("MVA Term"). Please see
                                 your Contract for minimum investment
                                 amounts and other requirements and
                                 restrictions. This option may not be
                                 available in all employee plans or
                                 states. All MVA Terms may not be
                                 available. Please see your financial
                                 advisor for information on the MVA
                                 Terms that are currently offered.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month, and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. VALIC guarantees that all contributions received during a calendar month will receive that month's current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.

Variable Account Options

The Contracts enable you to participate in Divisions that represent Variable Account Options, shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. We reserve the right to limit the investment options available under your Contract if you elect IncomeLOCK.

Several of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public (retail investors) outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. These funds are listed in the front of the prospectus as "Public Funds." If your Contract is a tax-deferred Nonqualified annuity that is not part of your employer's retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Public Funds will not be available within your Contract, due to Internal Revenue Code requirements concerning investor control. Therefore, the Nonqualified annuities listed above and ineligible deferred compensation 457(f) plans and private sector top-hat plans may invest only in AIG Retirement Company I and II.

The Variable Account Options shown below include a brief description of each Fund, including its investment objective. We also show the investment adviser for each Fund, and investment sub-adviser, if applicable. Please see the separate Fund prospectuses for more detailed information on each Fund's management fees and total expenses, investment strategy and risks, as well as a history of any changes to a Fund's investment adviser or sub-adviser. You should read the prospectuses carefully before investing. Additional copies are available from AIG Retirement at 1-800-448-2542 or online at www.aigretirement.com.

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Please refer to your employer's retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund's prospectus.

Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well balanced and diversified investment portfolio. As just one example, investing more than 20% of an investor's total retirement savings in any one company or industry may cause that individual's retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk. The United States Department of Labor provides many plan sponsors and participants with helpful information about the importance of diversification at: www.dol.gov/ebsa/investing.html.

AIG SunAmerica Asset Management Corp. and AIG Global Investment Corp. are each affiliated with the adviser, VALIC, due to common ownership. Please note that the Ariel Fund and Ariel Appreciation Fund are not available in any 457 plans, except by special arrangement.

Variable Account Options                        Investment Objective                           Adviser and Sub-Adviser
------------------------                        --------------------                           -----------------------
AIG SunAmerica           Each High Watermark Fund seeks capital appreciation to the         Adviser: Trajectory Asset
2015 High Watermark Fund extent consistent with preservation of capital investment gains in Management LLC order to have a net asset value ("NAV") on its Protected Maturity
AIG SunAmerica           Date at least equal to the Protected High Watermark Value. Each    (AIG SunAmerica Asset
2020 High Watermark Fund High Watermark Fund seeks high total return as a secondary         Management Corp. is the daily
                         objective.                                                         business manager.)

                         If you hold your Variable Investment Option Units until the
                         Protected Maturity Date, you will be entitled to redeem your shares for no less than the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High
                         Watermark Fund reaching this value, and any extraordinary
                         expenses, and increased by appreciation in share value
                         subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

                         The Protected Maturity Date for each High Watermark Fund is:
                         2015 High Watermark Fund            August 31, 2015
                         2020 High Watermark Fund            August 31, 2020

                         If you may need access to your money at any point prior to the
                         Protected Maturity Date, you should consider the
                         appropriateness of investing in the High Watermark Funds.
                         Investors who redeem before the Protected Maturity Date will receive the current Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the initial investment.

                         An investment in the High Watermark Funds may not be
                         appropriate for persons enrolled in Guided Portfolio Services/SM/, an investment advisory product offered by AIG Retirement
                         Advisors, Inc.

--------------------------------------------------------------------------------

    Variable Account Options                             Investment Objective
    ------------------------                             --------------------
Ariel Appreciation Fund -- a     Seeks long-term capital appreciation by investing primarily in the series of Ariel Investment Trust stocks of medium-sized companies with market capitalizations between $2.5 billion and $15 billion at the time of initial purchase.

Ariel Fund -- a series of Ariel  Seeks long-term capital appreciation by investing primarily in
Investment Trust                 the stocks of small companies with a market capitalization generally between $1 billion and $5 billion at the time of initial purchase.

Lou Holland Growth Fund          The fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. The fund will invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Vanguard LifeStrategy            Seeks to provide current income and low to moderate capital
Conservative Growth Fund         appreciation. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 40% of assets to bonds, 20% to short-
                                 term fixed income investments, and 40% to common stocks.
                                 The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                 investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Vanguard LifeStrategy            Seeks to provide capital appreciation and some current income.
Growth Fund                      This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to common stocks and 20% to bonds.
                                 The fund's indirect stock holdings consist substantially of large-
                                 cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.
                                 stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S.
                                 government, agency, and investment-grade corporate bonds,
                                 as well as mortgage-backed and asset-backed securities.

Vanguard LifeStrategy            Seeks to provide capital appreciation and a low to moderate
Moderate Growth Fund             level of current income. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to common stocks and 40% to bonds. The fund's indirect stock
                                 holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
                                 The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                 investment-grade corporate bonds, as well as mortgage-
                                 backed securities.

Vanguard Long-Term               Seeks to provide a high and sustainable level of current income
Investment-Grade Fund            by investing in a variety of high quality and, to a lesser extent, medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Vanguard Long-Term               Seeks to provide a high and sustainable level of current income
Treasury Fund                    by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

                        Investment Objective                            Adviser and Sub-Adviser
                        --------------------                            -----------------------
Seeks long-term capital appreciation by investing primarily in the    Adviser: Ariel Capital
stocks of medium-sized companies with market capitalizations          Management, LLC
between $2.5 billion and $15 billion at the time of initial purchase.

Seeks long-term capital appreciation by investing primarily in        Adviser: Ariel Capital
the stocks of small companies with a market capitalization            Management, LLC
generally between $1 billion and $5 billion at the time of
initial purchase.

The fund primarily seeks long-term growth of capital. The receipt     Adviser: Holland Capital
of dividend income is a secondary consideration. The fund will        Management, LLC
invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Seeks to provide current income and low to moderate capital           The fund does not employ an
appreciation. This is a fund of funds, investing in other Vanguard    investment adviser. Instead,
mutual funds according to a fixed formula that typically results      the fund's Board of Trustees
in an allocation of about 40% of assets to bonds, 20% to short-       decides how to allocate the
term fixed income investments, and 40% to common stocks.              fund's assets among the
The fund's indirect bond holdings are a diversified mix of short-,    underlying funds.
intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Seeks to provide capital appreciation and some current income.        The fund does not employ an
This is a fund of funds, investing in other Vanguard mutual funds     investment adviser. Instead,
according to a fixed formula that typically results in an allocation  the fund's Board of Trustees
of about 80% of assets to common stocks and 20% to bonds.             decides how to allocate the
The fund's indirect stock holdings consist substantially of large-    fund's assets among the
cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.       underlying funds.
stocks and foreign stocks. Its indirect bond holdings are a
diversified mix of short-, intermediate- and long-term U.S.
government, agency, and investment-grade corporate bonds,
as well as mortgage-backed and asset-backed securities.

Seeks to provide capital appreciation and a low to moderate           The fund does not employ an
level of current income. This is a fund of funds, investing in        investment adviser. Instead,
other Vanguard mutual funds according to a fixed formula that         the fund's Board of Trustees
typically results in an allocation of about 60% of assets to          decides how to allocate the
common stocks and 40% to bonds. The fund's indirect stock             fund's assets among the
holdings consist substantially of large-cap U.S. stocks and, to a     underlying funds.
lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, as well as mortgage-
backed securities.

Seeks to provide a high and sustainable level of current income       Adviser: Wellington
by investing in a variety of high quality and, to a lesser extent,    Management Company, LLP
medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Seeks to provide a high and sustainable level of current income       Adviser: The Vanguard Group
by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

--------------------------------------------------------------------------------

 Variable Account Options                          Investment Objective                           Adviser and Sub-Adviser
 ------------------------                          --------------------                           -----------------------
Vanguard Wellington Fund    Seeks to provide long-term capital appreciation and reasonable     Adviser: Wellington
                            current income by investing in dividend-paying, and, to a lesser   Management Company, LLP
                            extent, non-dividend-paying common stocks of established
                            medium- and large-sized companies. In choosing these
                            companies, the Adviser seeks those that appear to be
                            undervalued but which have prospects to improve. The fund
                            also invests in investment grade corporate bonds, with some exposure to U.S. Treasury, government agency and
                            mortgage-backed securities.

Vanguard Windsor II Fund    Seeks to provide long-term capital appreciation and income. The    Advisers: Armstrong, Shaw
                            fund invests mainly in large- and mid-sized companies whose        Associates, Inc.; Barrow,
                            stocks are considered by an adviser to be undervalued.             Hanley, Mewhinney &
                                                                                               Strauss, Inc.; Equinox Capital
                                                                                               Management, LLC; Hotchkis
                                                                                               and Wiley Capital
                                                                                               Management, LLC; Tukman
                                                                                               Capital Management, Inc.; and
                                                                                               The Vanguard Group

AIG Retirement Company I

Asset Allocation Fund       Seeks maximum aggregate rate of return over the long term          Adviser: VALIC
                            through controlled investment risk by adjusting its investment     Sub-Adviser: AIG Global
                            mix among stocks, long-term debt securities and short-term         Investment Corp.
                            money market securities.

Blue Chip Growth Fund       Seeks long-term capital growth by investing in the common          Adviser: VALIC
                            stocks of large and medium-sized blue chip growth companies.       Sub-Adviser: T. Rowe Price
                            Income is a secondary objective.                                   Associates, Inc.

Broad Cap Value Income Fund Seeks total return through capital appreciation with income as a   Adviser: VALIC
                            secondary objective by investing primarily in equity securities of Sub-Adviser: Barrow, Hanley,
                            U.S. large- and medium-capitalization companies that are           Mewhinney & Straus, Inc.
                            undervalued.

Capital Conservation Fund   Seeks the highest possible total return consistent with the        Adviser: VALIC
                            preservation of capital through current income and capital gains   Sub-Adviser: AIG Global
                            on investments in intermediate- and long-term debt instruments     Investment Corp.
                            and other income producing securities.

Core Equity Fund            Seeks long-term growth of capital through investment primarily     Adviser: VALIC
                            in the equity securities of large-cap quality companies with long- Sub-Adviser: BlackRock
                            term growth potential.                                             Financial Management, LLC

Core Value Fund             Seeks capital growth by investing in common stocks, though the     Adviser: VALIC
                            fund may invest in securities other than stocks. Current income    Sub-Adviser: American
                            is a secondary objective. Two investment strategies will be        Century Investment
                            utilized. Half of the assets will be managed by employing a        Management, Inc.
                            quantitative income and growth investment strategy, while the remainder of the assets will be managed using a portfolio
                            optimization technique. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk. The sub-adviser also attempts to create a dividend yield for the fund that will be greater than that of the
                            S&P 500(R) Index.

--------------------------------------------------------------------------------

  Variable Account Options                           Investment Objective                            Adviser and Sub-Adviser
  ------------------------                           --------------------                            -----------------------
Foreign Value Fund           Seeks long-term growth of capital by investing primarily in equity    Adviser: VALIC
                             securities of companies located outside the U.S., including           Sub-Adviser: Templeton
                             emerging markets.                                                     Global Advisors Limited

Global Equity Fund           Seeks capital appreciation by investing primarily in mid-cap and      Adviser: VALIC
                             large-cap companies with market capitalizations in excess of          Sub-Adviser: Putnam
                             $1 billion, although it can invest in companies of any size.          Investment Management, LLC

Global Social Awareness Fund Seeks to obtain growth of capital through investment, primarily       Adviser: VALIC
(formerly Social             in common stocks, in companies which meet the social criteria         Sub-Adviser: AIG Global
Awareness Fund)              established for the fund. The fund will typically invest in stocks of Investment Corp.
                             large capitalization companies domiciled in the U.S., Europe,
                             Japan and other developed markets. The fund does not invest in companies that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the production of products that have a severe impact on the environment; labor relations/labor disputes; or that have
                             operations in countries with significant human rights concerns.

Global Strategy Fund         Seeks high total return by investing in equity securities of          Adviser: VALIC
                             companies in any country, fixed income (debt) securities of           Sub-Adviser: Franklin
                             companies and governments of any country, and in money                Advisors, Inc. and Templeton
                             market instruments.                                                   Investment Counsel, LLC

Government Securities Fund   Seeks high current income and protection of capital through           Adviser: VALIC
                             investments in intermediate- and long-term U.S. government and        Sub-Adviser: AIG Global
                             government-sponsored debt securities.                                 Investment Corp.

Growth Fund (formerly VALIC  Seeks long-term capital growth by using distinct investment           Adviser: VALIC
Ultra Fund)                  strategies: a growth strategy (investing primarily in larger sized    Sub-Adviser: American
                             U.S. companies); a disciplined growth strategy utilizing              Century Global Investment
                             quantitative management techniques; and a global growth               Management, Inc.
                             strategy (investing primarily in equity securities of issuers located in developed countries world-wide including the U.S.).

Growth & Income Fund         Seeks to provide long-term growth of capital and secondarily,         Adviser: VALIC
                             current income, through investment in common stocks and               Sub-Adviser: AIG SunAmerica
                             equity-related securities.                                            Asset Management Corp.

Health Sciences Fund         Seeks long-term capital growth through investments primarily in       Adviser: VALIC
                             the common stocks of companies engaged in the research,               Sub-Adviser: T. Rowe Price
                             development, production, or distribution of products or services      Associates, Inc.
                             related to health care, medicine, or the life sciences.

Inflation Protected Fund     Seeks maximum real return, consistent with appreciation of            Adviser: VALIC
                             capital and prudent investment management. The fund invests in        Sub-Adviser: AIG Global
                             inflation-indexed fixed income securities issued by U.S. and non-     Investment Corp.
                             U.S. governments and corporations.

International Equities Fund  Seeks to provide long-term growth of capital through                  Adviser: VALIC
                             investments primarily in a diversified portfolio of equity and        Sub-Adviser: AIG Global
                             equity-related securities of foreign issuers that, as a group, the    Investment Corp.
                             Sub-Adviser believes may provide investment results closely corresponding to the performance of the Morgan Stanley Capital
                             International, Europe, Australasia and the Far East Index.

--------------------------------------------------------------------------------

  Variable Account Options                            Investment Objective                           Adviser and Sub-Adviser
  ------------------------                            --------------------                           -----------------------
International Government      Seeks high current income through investments primarily in           Adviser: VALIC
Bond Fund                     investment grade debt securities issued or guaranteed by foreign     Sub-Adviser: AIG Global
                              governments. This fund is classified as "non-diversified" because    Investment Corp.
                              it expects to concentrate in certain foreign government
                              securities. Also, the fund attempts to have all of its investments payable in foreign securities. The fund may convert its cash to foreign currency.

International Growth I Fund   Seeks capital growth through investments primarily in equity         Adviser: VALIC
                              securities of issuers in developed foreign countries. The Sub-       Sub-Adviser: American
                              Adviser uses an investment strategy it developed to invest in        Century Global Investment
                              stocks it believes will increase in value over time.                 Management, Inc., Invesco
                                                                                                   Aim Capital Management, Inc.
                                                                                                   and Massachusetts Financial
                                                                                                   Services Company

Large Cap Core Fund           Seeks capital growth with the potential for current income by        Adviser: VALIC
                              investing in the common stocks of large-sized U.S. companies         Sub-Adviser: Evergreen
                              (i.e., companies whose market capitalization falls within the        Investment Management
                              range tracked in the Russell 1000(R) Index).                         Company, LLC

Large Capital Growth Fund     Seeks to provide long-term growth of capital by investing in         Adviser: VALIC
                              securities of large-cap companies (i.e., companies whose market      Sub-Adviser: Invesco Aim
                              capitalization falls within the range tracked in the Russell 1000(R) Capital Management, Inc. and
                              Index).                                                              AIG SunAmerica Asset
                                                                                                   Management Corp.

Mid Cap Index Fund            Seeks to provide growth of capital through investments primarily     Adviser: VALIC
                              in a diversified portfolio of common stocks that, as a group, are    Sub-Adviser: AIG Global
                              expected to provide investment results closely corresponding to      Investment Corp.
                              the performance of the S&P MidCap 400(R) Index.

Mid Cap Strategic Growth Fund Seeks long-term capital growth by investing primarily in growth-     Adviser: VALIC
(formerly Mid Capital         oriented equity securities of U.S. mid-cap companies and, to a       Sub-Adviser: Morgan Stanley
Growth Fund)                  limited extent, foreign companies.                                   Investment Management, Inc.
                                                                                                   d/b/a Van Kampen and Brazos
                                                                                                   Capital Management, LP

Money Market I Fund           Seeks liquidity, protection of capital and current income through    Adviser: VALIC
                              investments in short-term money market instruments.                  Sub-Adviser: AIG SunAmerica
                                                                                                   Asset Management Corp.

Nasdaq-100(R) Index Fund      Seeks long-term capital growth through investments in the            Adviser: VALIC
                              stocks that are included in the Nasdaq-100 Index(R). The fund is a   Sub-Adviser: AIG Global
                              non-diversified fund, meaning that it can invest more than 5% of     Investment Corp.
                              its assets in the stock of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.

Real Estate Fund              Seeks high total return through long-term growth of capital and      Adviser: VALIC
                              current income by investing primarily in a diversified portfolio of  Sub-Adviser: Invesco Aim equity investments in real estate and real estate-related companies. Capital Management, Inc. and
                                                                                                   Goldman Sachs Asset
                                                                                                   Management, L.P.

--------------------------------------------------------------------------------

  Variable Account Options                            Investment Objective                            Adviser and Sub-Adviser
  ------------------------                            --------------------                            -----------------------
Science & Technology Fund     Seeks long-term capital appreciation through investments             Adviser: VALIC
                              primarily in the common stocks of companies that are expected        Sub-Adviser: T. Rowe Price
                              to benefit from the development, advancement, and use of             Associates, Inc., RCM Capital
                              science and technology. Several industries are likely to be          Management LLC and
                              included, such as electronics, communications, e-commerce,           Wellington Management
                              information services, media, life sciences and health care,          Company, LLP
                              environmental services, chemicals and synthetic materials, defense and aerospace, nanotechnology, energy equipment and services and electronic manufacturing.

Small Cap Aggressive          Seeks capital growth by investing in equity securities of small      Adviser: VALIC
Growth Fund                   U.S. companies (i.e., companies whose market capitalization falls    Sub-Adviser: Wells Capital
                              within the Russell 2000(R) Index).                                   Management Incorporated

Small Cap Fund                Seeks to provide long-term capital growth by investing primarily     Adviser: VALIC
                              in the stocks of small companies, with market capitalizations at     Sub-Adviser: Invesco Aim
                              the time of purchase which fall 1) within or below range of          Capital Management, Inc.,
                              companies in either the current Russell 2000(R) or S&P SmallCap      T. Rowe Price Associates, Inc.
                              600(R) Indices, or 2) below the three-year average maximum           and Bridgeway Capital
                              market cap of companies in the index as of December 31 of the        Management, Inc.
                              three preceding years.

Small Cap Index Fund          Seeks to provide growth of capital through investment primarily      Adviser: VALIC
                              in a diversified portfolio of common stocks that, as a group, the    Sub-Adviser: AIG Global
                              Sub-Adviser believes may provide investment results closely          Investment Corp.
                              corresponding to the performance of the Russell 2000(R) Index.

Small Cap Special Values Fund Seeks to produce growth of capital by investing primarily in         Adviser: VALIC
                              common stocks of small U.S. companies.                               Sub-Adviser: Evergreen
                                                                                                   Investment Management
                                                                                                   Company and Putnam
                                                                                                   Investment Management, LLC

Small-Mid Growth Fund         Seeks to achieve its investment goal by investing primarily in       Adviser: VALIC
(formerly Small Cap Strategic stocks of U.S. companies with small and medium market                Sub-Adviser: Evergreen
Growth Fund)                  capitalizations that the sub-adviser believes have the potential for Investment Management
                              above average growth.                                                Company, LLC

Stock Index Fund              Seeks long-term capital growth through investment in common          Adviser: VALIC
                              stocks that, as a group, are expected to provide investment          Sub-Adviser: AIG Global
                              results closely corresponding to the performance of the              Investment Corp.
                              S&P 500(R) Index.

Value Fund                    Seeks capital appreciation through investments primarily in          Adviser: VALIC
                              common stocks of large U.S. companies, focusing on value             Sub-Adviser:
                              stocks that the Sub-Adviser believes are currently undervalued by    OppenheimerFunds, Inc.
                              the market.

AIG Retirement Company II

Aggressive Growth             Seeks growth through investments in a combination of the             Adviser: VALIC
Lifestyle Fund                different funds offered in AIG Retirement Company I and AIG          Sub-Adviser: AIG Global
                              Retirement Company II. The indirect holdings for this fund of        Investment Corp.
                              funds are primarily in equity securities of domestic and foreign companies of any market capitalization, and fixed-income
                              securities of domestic issuers.

--------------------------------------------------------------------------------

   Variable Account Options                            Investment Objective                           Adviser and Sub-Adviser
   ------------------------                            --------------------                           -----------------------
Capital Appreciation Fund      Seeks long-term capital appreciation by investing primarily in a     Adviser: VALIC
                               broadly diversified portfolio of stocks and other equity securities  Sub-Adviser: Bridgeway
                               of U.S. companies.                                                   Capital Management, Inc.

Conservative Growth            Seeks current income and low to moderate growth of capital           Adviser: VALIC
Lifestyle Fund                 through investments in a combination of the different funds          Sub-Adviser: AIG Global
                               offered in AIG Retirement Company I and AIG Retirement               Investment Corp.
                               Company II. The indirect holdings for this fund of funds are primarily in fixed-income securities of domestic and foreign issuers and equity securities of domestic companies.

Core Bond Fund                 Seeks the highest possible total return consistent with the          Adviser: VALIC
                               conservation of capital through investments in medium- to high-      Sub-Adviser: AIG Global
                               quality fixed income securities. These securities include            Investment Corp.
                               corporate debt securities of domestic and foreign companies, securities issued or guaranteed by the U.S. government, and mortgage-backed, or asset-backed securities.


High Yield Bond Fund           Seeks the highest possible total return and income consistent        Adviser: VALIC
                               with conservation of capital through investment in a diversified     Sub-Adviser: AIG Global
                               portfolio of high yielding, high risk fixed income securities. These Investment Corp.
                               securities are in below-investment-grade junk bonds.

International Small Cap        Seeks to provide long-term capital appreciation through equity       Adviser: VALIC
Equity Fund                    and equity-related securities of small cap companies throughout      Sub-Adviser: AIG Global
                               the world, excluding the U.S.                                        Investment Corp.

Large Cap Value Fund           Seeks to provide total returns that exceed over time the Russell     Adviser: VALIC
                               1000(R) Value Index through investment in equity securities. The     Sub-Adviser: SSgA Funds
                               Russell 1000(R) Value Index is a sub-index of the Russell 3000(R)    Management, Inc.
                               Index, which follows the 3,000 largest U.S. companies, based on total market capitalization.

Mid Cap Growth Fund            Seeks long-term capital appreciation principally through             Adviser: VALIC
                               investments in medium-capitalization equity securities, such as      Sub-Adviser: Invesco Aim
                               common and preferred stocks and securities convertible into          Capital Management, Inc.
                               common stocks. The Sub-Adviser defines mid-sized companies as companies that are included in the Russell MidCap(R) Index.

Mid Cap Value Fund             Seeks capital growth, through investment in equity securities of     Adviser: VALIC
                               medium capitalization companies using a value-oriented               Sub-Adviser: FAF Advisors,
                               investment approach. Mid-capitalization companies include            Inc. and Wellington
                               companies with a market capitalization equaling or exceeding         Management Company, LLP
                               $500 million, but not exceeding the largest market capitalization of the Russell MidCap(R) Index range.

Moderate Growth Lifestyle Fund Seeks growth and current income through investments in a             Adviser: VALIC
                               combination of the different funds offered in AIG Retirement         Sub-Adviser: AIG Global
                               Company I and AIG Retirement Company II. This fund of funds          Investment Corp.
                               indirect holdings are primarily in domestic and foreign fixed-
                               income securities and equity securities of domestic large-
                               capitalizations companies.

Money Market II Fund           Seeks liquidity, protection of capital and current income through    Adviser: VALIC
                               investments in short-term money market instruments.                  Sub-Adviser: AIG SunAmerica
                                                                                                    Asset Management Corp.

Small Cap Growth Fund          Seeks long-term capital growth through investments primarily in      Adviser: VALIC
                               the equity securities of small companies with market caps at the     Sub-Adviser: JPMorgan
                               time of purchase, equal to or less than the largest company in       Investment Management Inc.
                               the Russell 2000(R) Index during most recent 12-month period.

--------------------------------------------------------------------------------

Variable Account Options                          Investment Objective                           Adviser and Sub-Adviser
------------------------                          --------------------                           -----------------------
Small Cap Value Fund      Seeks to provide maximum long-term return, consistent with            Adviser: VALIC
                          reasonable risk to principal, by investing primarily in securities of Sub-Adviser: JPMorgan
                          small-capitalization companies in terms of revenue and/or market      Investment Advisors, Inc.
                          capitalization. Small-cap companies are companies whose
                          market capitalization is equal to or less than the largest company in the Russell 2000(R) Index during the most recent 12-month period.

Socially Responsible Fund Seeks to obtain growth of capital through investment, primarily       Adviser: VALIC
                          in equity securities, of companies which meet the social criteria     Sub-Adviser: AIG Global
                          established for the fund. The fund does not invest in companies       Investment Corp.
                          that are significantly engaged in the production of nuclear energy; the manufacture of weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the
                          production of products that significantly pollute the environment;
                          labor relations/labor disputes; or significant workplace violations.

Strategic Bond Fund       Seeks the highest possible total return and income consistent         Adviser: VALIC
                          with conservation of capital through investment in a diversified      Sub-Adviser: AIG Global
                          portfolio of income producing securities. The fund invests in a       Investment Corp.
                          broad range of fixed-income securities, including investment-
                          grade bonds, U.S. government and agency obligations,
                          mortgage-backed securities, and U.S., Canadian, and foreign high risk, high yield bonds.

A detailed description of the fees, investment objective, strategy, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.aigretirement.com.

Purchase Period
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The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

Account Establishment

You may establish an account through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts ("individual contracts").

The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000.00. Minimum initial and subsequent Purchase Payments are as follows:

                                       Initial Subsequent
                      Contract Type    Payment  Payment
                      -------------    ------- ----------
                      Periodic Payment $   30     $ 30
                      Single Payment.. $1,000      -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

When an initial Purchase Payment is accompanied by an application, within 2 Business Days we will:

  . Accept the application and establish your account. We will also apply your Purchase Payment by crediting the amount, on the date we accept your application, to the Fixed or Variable Account Option selected; or

  .   Reject the application and return the Purchase Payment; or

  . Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, on the date we accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

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If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

Return Purchase Payments. If we do not have your name, address or Social Security Number ("SSN"), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

Employer-Directed Account. If we have your name, address and SSN and we have an Employer-Directed Account Agreement with your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in a Money Market Division, or other investment options chosen by your employer. You may not transfer these amounts until VALIC has received a completed application or enrollment form; or

Starter Account. If we have your name, address and SSN, but we do not have an Employer-Directed Account Agreement with your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option available for your plan or other investment options chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

When Your Account Will Be Credited

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received by our bank by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after 4:00 p.m. Eastern time will be credited the next Business Day.

Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

Purchase Units

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following the close of regular trading of the NYSE, normally 4:00 p.m. Eastern time. Note that the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Purchase Units may be shown as "Number of Shares" and the Purchase Unit Values may be shown as "Share Price" on some account statements. See "Purchase Unit Value" in the SAI for more information and an illustration of the calculation of the unit value.

Calculation of Value for Fixed Account Options

The Fixed Account Plus and the Short-Term Fixed Accounts are part of the Company's general assets. The Multi-Year Option may be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "General Information" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

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The value of your Fixed Account Option is calculated on a given Business Day as shown below:

              Value of Your Fixed Account Options*
          =   (equals)
              All Purchase Payments made to the Fixed Account Options
          +   (plus)
              Amounts transferred from Variable Account Options to the Fixed Account Options
          +   (plus)
              All interest earned
          -   (minus)
              Amounts transferred or withdrawn from Fixed Account
              Options (including applicable fees and charges)

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* This value may be subject to a market value adjustment under the Multi-Year Option.

Calculation of Value for Variable Account Options

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the "General Information, Variable Account Options" section in this prospectus and in each Mutual Fund's prospectus. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See "Fees and Charges." Your account will be credited with the applicable number of Purchase Units. If the Purchase Payment is in good order as described and is received by our bank by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day's Purchase Unit value. Purchase Payments in good order received by our bank after 4:00 p.m. Eastern time will be credited the next Business Day and will receive the next Business Day's Purchase Unit value. Because Purchase Unit values for each Mutual Fund change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

Premium Enhancement Credit

From time to time, VALIC may offer a 2% and 4% premium enhancement credit ("Premium Enhancement") to a Participant meeting certain criteria as described below. The Premium Enhancement will be added to the Account Value as earnings, allocated to the Fixed and Variable Account Options in the same manner as the Participant's contributions or Eligible Deposits to the account.

Eligibility Criteria -- 4% Premium Enhancement Credit

Participants. An "Eligible Participant" is a Participant employed in the K-12 market (educators and administrators and other employees eligible to participate in a 403(b) or 457(b) program in elementary and secondary schools) who opens a new 403(b) or 457(b) Portfolio Director account with VALIC and who is no longer in the free look period. A "new" 403(b) or 457(b) account is an account that is the Participant's first annuity account on the VALIC Portfolio Director recordkeeping system.

Contributions. A Premium Enhancement of 4% will be paid following the receipt and crediting of "First-Year" contributions made to the new account that are received and credited by VALIC, for a period of one year, beginning as of the date of the first contribution made to the new account in accordance with a salary reduction arrangement, on or after the endorsement effective date. A First-Year contribution does not include amounts rolled over or directly transferred to VALIC from another retirement contract or program, or to amounts attributable to employer contributions.

Contracts. This program is available only to certain 403(b) or 457(b) Portfolio Director accounts at this time. This does not include Contracts that are subject to the Employee Retirement Income Security Act of 1974 ("ERISA") or group Contracts that require permission or notice to offer this Premium Enhancement.

Eligibility Criteria -- 2% Premium Enhancement Credit

Participants. An "Eligible Participant" is any Participant, new or existing, with a Portfolio Director account in the nonqualified, IRA or K-12 markets. The K-12 market includes educators, administrators and other employees eligible to participate in a 403(b) or 457(b) program in elementary and secondary schools.

Rollover Deposits. A Premium Enhancement of 2% will be paid following the receipt and crediting of Purchase Payments of $50,000 or more that are rolled over or transferred directly to VALIC from a non-VALIC retirement contract or program ("Eligible Deposit") on or after the endorsement effective date. We will total all such Eligible Deposits that we receive within a 90-day period in order to meet the $50,000 minimum requirement. An Eligible Deposit does not include a periodic Purchase Payment made to the Contract under a salary reduction arrangement; a Purchase Payment attributable to employer contributions; or a transfer or exchange from any other VALIC product. Eligibility for the Premium Enhancement will immediately end if an Eligible Participant takes a withdrawal from the Contract any time after we credit a Premium Enhancement to the Account Value. Participants may not transfer amounts in and out of a Contract to receive multiple bonuses on the same monies.

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Contracts. This program is available only to Portfolio Director accounts in the nonqualified, IRA or K-12 markets at this time. This does not include the Portfolio Director Freedom Plus IRA Contract; or Contracts that are subject to ERISA; or group Contracts that require permission or notice to offer this Premium Enhancement.

Important Information Applicable to Either Premium Enhancement Credit

The Premium Enhancement will not be counted as premium for contribution limits and is not considered to be an "Eligible Purchase Payment" for the IncomeLOCK program; however, any earnings on the Premium Enhancement will be included as a part of the Anniversary Value. The Premium Enhancement will be immediately available for withdrawal, annuitization or payment of a death benefit; thus, the participant will be vested in the amount of the Premium Enhancement. The Premium Enhancement and any gains or losses attributable to it will be treated as "earnings" for all purposes under the Contract. As such, the Premium Enhancement will be subject to all of the rights and limitations that would otherwise apply under the Contract to earnings, gains or other credits. We may offer this Premium Enhancement program for certain periods each year. We reserve the right to modify, suspend or terminate the Premium Enhancement for Contracts that have not yet been issued. Additionally, we reserve the right to withhold payment of the Premium Enhancement until the expiration of the Contract's free look period. The Premium Enhancement may not be available in all states or through the broker-dealer with which your financial advisor is affiliated. Please check with your financial advisor for availability and any other restrictions.

Stopping Purchase Payments

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

IncomeLOCK

IncomeLOCK is a living benefit option available with VALIC's Portfolio Director Fixed and Variable Annuity Contracts. It is a guaranteed minimum withdrawal benefit that protects against market downturns and allows you to receive an income based on your Contract's highest anniversary value during the benefit's first 10 years, as more fully described below.

IncomeLOCK automatically locks-in the highest Anniversary Value (the MAV) during the first 10 years after it is elected (each, a "Benefit Year") and guarantees annual withdrawals based on the MAV over the period that the Benefit is in effect. You may be able to extend the MAV Evaluation Period for an additional ten years as discussed below (an "Extension"). Additionally, you may take withdrawals over the lifetime of the owner as more fully described below.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the maximum annual withdrawal percentage of 5% in any Benefit Year. You may begin taking withdrawals under the Benefit immediately following the date the Endorsement is issued for your Contract (the "Endorsement Date"). See "Surrender of Account Value" for more information regarding the effects of withdrawals on the components of the Benefit and a description of the effect of RMDs on the Benefit.

The table below is a summary of the IncomeLOCK feature and applicable components of the Benefit.

                                    Maximum                 Maximum
                                     Annual     Initial      Annual
                                   Withdrawal   Minimum    Withdrawal
                                   Percentage  Withdrawal  Percentage
                                     Prior    Period Prior     if
                                     to any      to Any    Extension
          Time of First Withdrawal Extension   Extension   is Elected
          ------------------------ ---------- ------------ ----------
          Before 5th Benefit
            Year anniversary......      5%       20 Years       5%
          On or after 5th Benefit
            Year anniversary......      7     14.28 Years       7
          On or after 10th Benefit
            Year anniversary......     10        10 Years       7
          On or after 20th Benefit
            Year anniversary......     10        10 Years      10
          On or after the Contract            Life of the
            owner's                              Contract
            65th birthday.........      5           owner*      5

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* Lifetime withdrawals are available so long as your withdrawals remain within the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year, and if the excess is not solely a result of RMDs attributable to this Contract, lifetime withdrawals will

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  no longer be available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

Calculation of the value of each component of the Benefit

First, we determine the Benefit Base. If IncomeLOCK is selected after Contract issue, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1 million without our prior approval. If IncomeLOCK is selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000. In addition, if IncomeLOCK is selected at Contract issue, the amount of Purchase Payments received during the first two years after your Endorsement Date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base. Any Purchase Payments we receive after your Endorsement Date, if IncomeLOCK is selected after Contract issue (or more than two years after your Endorsement Date, if IncomeLOCK is selected at Contract issue) are considered Ineligible Purchase Payments. Eligible Purchase Payments are limited to $1 million without our prior approval.

On each Benefit Anniversary throughout the MAV Evaluation Period, the Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current Benefit Base and any previous year's Anniversary Value. Other than reductions made for withdrawals (including excess withdrawals), the Benefit Base will only be adjusted upwards. Note that during the MAV Evaluation Period the Benefit Base will never be lowered if Anniversary Values decrease as a result of investment performance. For effects of withdrawals on the Benefit Base, see the "Surrender of Account Value" section in this prospectus.

Second, we consider the Maximum Anniversary Value (MAV) Evaluation Period, which begins on the Endorsement Date (the date that we issue the Benefit Endorsement to your Contract) and ends on the 10th anniversary of the Endorsement Date. Upon the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

Third, we determine the Anniversary Value, which equals your Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value.

Fourth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year without creating an excess withdrawal and is an amount calculated as a percentage of the Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal, or, for lifetime withdrawals, the age of the owner when the first withdrawal is taken. Applicable percentages are shown in the IncomeLOCK summary table above. If the Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that Benefit Anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new Benefit Base. If the Benefit Base is increased as a result of Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

Lastly, we determine the Minimum Withdrawal Period, which is the minimum period over which you may take withdrawals under this feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin, and is re-calculated when the Benefit Base is adjusted to a higher Anniversary Value by dividing the Benefit Base by the Maximum Annual Withdrawal Amount. Please see the IncomeLOCK summary table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals. For effects of withdrawals on the Minimum Withdrawal Period, see the Minimum Withdrawal Period chart below in the "Surrender of Account Value" section of this prospectus.

Cancellation of IncomeLOCK

IncomeLOCK may be cancelled on the 5th Benefit Anniversary, the 10th Benefit Anniversary, or any Benefit Anniversary thereafter. Once IncomeLOCK is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect IncomeLOCK after cancellation.

Automatic Termination of IncomeLOCK

The feature automatically terminates upon the occurrence of one of the following:

1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

2. Full or partial annuitization of the Contract; or

3. Full surrender of the Contract; or

4. A death benefit is paid, or

5. You elect to take a loan from the Contract; or

6. Your spousal Beneficiary elects to continue the Contract without IncomeLOCK.

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We also reserve the right to terminate the feature if Withdrawals in excess of the Maximum Annual Withdrawal amount in any Benefit Year reduce the Benefit Base by 50% or more.

Lifetime withdrawals will not be available in the event of:

1. An ownership change which results in a change of the older owner;* or

2. Withdrawals prior to the 65th birthday of the owner; or

3. Death of the owner; or

4. A withdrawal in excess of the 5% Maximum Annual Withdrawal Amount.**
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* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** However, if an RMD withdrawal for this Contract exceeds the Maximum Annual
   Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated as long as withdrawals of RMDs are determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account. See the "Surrender of Account Value" section in this prospectus.

Transfers Between Investment Options
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You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted on www.aigretirement.com.

During the Purchase Period -- Policy Against Market Timing and Frequent
Transfers

VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or "market timing" organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading also raises fund expenses, such as recordkeeping and transaction costs, and harms fund performance. Further, excessive trading of any amount, including amounts less than $5,000, harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share.

Therefore, during the Purchase Period, you may make up to 15 transfers per calendar year between Account Options. These transfers may be submitted via the internet or by telephone. Multiple transfers between Account Options on the same day will be counted as a single transfer for purposes of applying this limitation. Transfers in excess of this limit may be required to be submitted in writing by regular U.S. mail and/or you may be restricted to one transfer every 30 days. Transfers resulting from your participation in the Guided Portfolio Services/SM/ Portfolio Manager Program administered by AIG Retirement Advisors, Inc. will not count against these transfer limitations.

The Contracts and Account Options are not designed to accommodate short-term trading or "market timing" organizations or individuals engaged in trading strategies that include programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an underlying Mutual Fund. If we determine, in our sole discretion, that your transfer patterns among the Account Options reflect a potentially harmful strategy, we will require that transfers be submitted in writing by regular U.S. mail, to protect the other investors.

Regardless of the number of transfers you have made, we will monitor and may restrict your transfer privileges, if it appears that you are engaging in a potentially harmful pattern of transfers. We will notify you in writing if you are restricted to mailing transfer requests to us via the U.S. mail service. Some of the factors we will consider when reviewing transfer activities include:

  .   the dollar amount of the transfer;

  .   the total assets of the Variable Account Option involved in the transfer;

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  .   the number of transfers completed in the current calendar quarter; or

  . whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations.

Beginning May 28, 2008, VALIC will implement new policies and procedures intended to hinder short-term trading. If an investor sells fund shares valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, the investor will not be able to make a purchase of $5,000 or more in that same fund for 30 calendar days.

This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:

  .   Plan-level or employer-initiated transactions;

  .   Purchase transactions involving transfers of assets or rollovers;

  . Retirement plan contributions, loans, and distributions (including hardship withdrawals);

  .   Roth IRA conversions or IRA recharacterizations;

  .   Systematic purchases or redemptions; or

  .   Trades of less than $5,000.

As described in a fund's prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to other investor trading policies, including redemption fees, if applicable. Certain funds may set limits on transfers in and out of a fund within a set time period in lieu of the policy above. Also, an employer's benefit plan may limit an investor's rights to transfer.

We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, an investor's account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

The Fixed Account Options are subject to additional restrictions:

Fixed Account Option           Value        Frequency                           Other Restrictions
--------------------           -----        ---------                           ------------------

Fixed Account Plus:       Up to 20% per    At any time If you transfer assets from Fixed Account Plus to another investment
                          Participant Year             option, any assets transferred back into Fixed Account Plus within 90 days may receive a different rate of interest than your new Purchase
                                                       Payments.(1)

                          100%             At any time If Account Value is less than or equal to $500.

Short-Term Fixed Account: Up to 100%       At any time After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for 90 days.(2)

Multi-Year Option(3):     Up to 100%       At any time Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA Band will require a minimum transfer amount, as described in the Contract.(4)

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(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The Multi-Year Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company.

Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

Communicating Transfer or Reallocation Instructions

Transfer instructions may be given by telephone, through the internet (AIG Retirement Online), using the self-service automated phone system (AIG Retirement by Phone), or in writing. We encourage you to make transfers or reallocations using AIG Retirement Online or AIG Retirement by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial advisors or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

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When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Effective Date of Transfer

The effective date of a transfer will be:

  . The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated. Normally, this will be 4:00 p.m. Eastern time; otherwise,

  .   The next date values are calculated.

Transfers During the Payout Period

During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract's investment options subject to the following limitations:

Payout Option                                       % of Account Value                    Frequency
-------------                                       ------------------                    ---------
Variable Payout:                                        Up to 100%                   Once every 365 days
Combination Fixed and Variable Payout: Up to 100% of money in variable option payout Once every 365 days
Fixed Payout:                                          Not permitted                         N/A

Fees and Charges
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By investing in Portfolio Director, you may be subject to these fees and charges:

  .   Account Maintenance Charge

  .   Surrender Charge

  .   Premium Tax Charge

  .   Separate Account Charges

  .   Market Value Adjustment

  .   IncomeLOCK

  .   Other Tax Charges

These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the "Fee Tables." In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section. More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.aigretirement.com.

Account Maintenance Charge

During the Purchase Period an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed equally among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.

The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options.

Surrender Charge

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

Amount of Surrender Charge

A surrender charge will be the lessor of:

  . Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

  .   Five percent (5%) of the amount withdrawn.

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10% Free Withdrawal

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59 1/2. See "Federal Tax Matters" for more information.

Exceptions to Surrender Charge

No surrender charge will be applied:

  .   To money applied to provide a Payout Option;

  .   To death benefits;

  . If no Purchase Payments have been received during the 60 months prior to the date of surrender;

  .   If your account has been in effect for 15 years or longer;

  . If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

  .   To "No Charge Systematic Withdrawals";

  . Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

  . If you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

  . If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another AIG Retirement product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

Premium Tax Charge

Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge.

Separate Account Charges


The Separate Account charges for each Variable Investment Option are shown in the Fee Tables of this prospectus. The charges range from 0.55% to 1.05% during the Purchase Period and 0.75% to 1.25% during the Payout Period of the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.


The Separate Account charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Reduction or Waiver of Account Maintenance, Surrender, or Separate Account
Charges

We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  . The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.

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  . The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

  . Other factors of which we are not presently aware that could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance charges:

  . The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.

  . The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  . The size of your retirement program. A retirement program that involves a larger group of employees may allow us to reduce sales expenses.

  . The total amount of Purchase Payments to be received for your retirement program. Larger Purchase Payments can reduce sales expenses.

  . The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the Separate Account charges:

  .   The frequency of Purchase Payments for your retirement program.

  .   The size of your retirement program.

  .   The amount of your retirement program's periodic Purchase Payment.

  .   The method of remitting periodic Purchase Payments.

In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

Additionally, under certain circumstances, and at VALIC's sole discretion, VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.

Separate Account Expense Reimbursements or Credits

Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative, recordkeeping and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. We receive payments for the administrative services we perform, such as account recordkeeping, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.375% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. We may also receive what is referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund. We use these fees received to directly reduce the Separate Account Charges; thus, the net separate account charges are reflected in the Fee Tables. The Separate Account Charges are guaranteed and may not be increased for the life of the Contracts. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or Participants.

Market Value Adjustment ("MVA")

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

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IncomeLOCK

The annualized fee for IncomeLOCK is calculated as 0.65% of the Benefit Base for all years in which the feature is in effect. You should keep in mind that an increase in the Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in the Benefit Base due to withdrawals will decrease the dollar amount of the fee. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon

Payout Period
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termination of the Benefit. If your Account Value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your Contract before the end of a quarter.

Other Tax Charges

We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made. The Payout Period begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

Fixed Payout

Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

  .   Type and duration of payout option chosen;

  .   Your age or your age and the age of your survivor (1);

  . Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified Contracts);

  .   The portion of your Account Value being applied; and

  .   The payout rate being applied and the frequency of the payments.
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   (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Assumed Investment Rate

An "Assumed Investment Rate" or "AIR" is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.

Variable Payout

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an AIR of 3.5% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.

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Combination Fixed and Variable Payout

With a combination fixed and variable payout, you may choose:

  .   From your existing Variable Account Options (payments will vary); with a

  .   Fixed payout (payment is fixed and guaranteed).

Partial Annuitization

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

Payout Date

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

The following additional rules also apply when determining the payout date:

  . The earliest payout date for a nonqualified contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 75, and may not be later than age 75 without VALIC's consent.

  . The earliest payout date for all other qualified contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the contract is issued and the federal tax rules governing such contracts and plans.

  . Distributions from qualified contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

  . In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

  . Except in the case of nonqualified contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 701/2 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those contracts may not be postponed until after retirement.

  . All contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

  . The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans ("SEPs") or IRAs, see "Federal Tax Matters" in this prospectus and in the SAI.

Payout Options

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1. Life Only -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

2. Life with Guaranteed Period -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3. Life with Cash or Unit Refund -- payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The payment under a Fixed Annuity, if any, is equal to the Fixed Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments. The payment under a Variable Annuity, if any, is equal to the Variable Annuity value of the Participant's Account as of the date we receive Proof of Death, less the Payout Payments.

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4. Joint and Survivor Life -- payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

5. Payment for a Designated Period -- payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your beneficiary until the designated period is completed.

Payout Information

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters."

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

For more information about payout options or enhancements of those payout options available under the Contract, see the Statement of Additional Information.

Surrender of Account Value
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When Surrenders Are Allowed

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  .   allowed under federal and state law; and

  .   allowed under your employer's plan.

For Purchase Payments that are contributions made under your employer's plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See "Surrender Restrictions" below.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

Surrender Process

If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

Amount That May Be Surrendered

The amount that may be surrendered during the Purchase Period can be determined as follows:

                    Allowed  = (equals) Your Account Value(1)
                   Surrender                  - (minus)
                     Value                 Any Applicable
                                          Surrender Charge

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(1) Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

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There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

Surrender Restrictions

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age
59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  .   death benefits; and

  .   certain small amounts approved by the State of Florida.

Under the Louisiana Optional Retirement Plan retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

Partial Surrenders

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

                 The amount           /       Your Purchase Units
            surrendered from the   (divided next computed after the
           Variable Account Option   by)      written request for
                  + (plus)                  surrender is received at
            Any surrender charge                our Home Office

The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter.

Systematic Withdrawals

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract ("No Charge" systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:

  .   Payments to be made to you; and

  .   Payment over a stated period of time, but not less than five years; and

  . Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific Investment Option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a "No Charge" systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a "No Charge" systematic withdrawal may not be elected again. Systematic withdrawals that are not "No Charge" systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

Distributions Required by Federal Tax Law

There will be no surrender charge on a minimum distribution required by federal tax law (known as "No Charge" Minimum Distribution), if the withdrawal:

  .   Is made payable to you; and

  . Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year

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that an amount has been withdrawn under the "No Charge" systematic withdrawal method. See "Federal Tax Matters" for more information about required distribution rules imposed by the Internal Revenue Service ("IRS").

IncomeLOCK

The Maximum Annual Withdrawal Amount, Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if a jointly owned nonqualified Contract, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the Maximum Annual Withdrawal Amount is calculated as 5% of the Benefit Base. At any time, if the amount of withdrawals exceeds 5% of the Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the "IncomeLOCK" section above, based on when you made your first withdrawal and reduced by withdrawals already taken.

The amount of any withdrawal which exceeds the Maximum Annual Withdrawal Amount because of RMDs required to comply with the minimum distribution requirements of Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an excess withdrawal providing that all of the following conditions are met:

1. No Withdrawals in addition to the RMD are taken in that same year;

2. Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

3. If the Endorsement Date is on or before the Required Beginning Date (RBD) of your RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2, or retire, if applicable; and

4. You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year's RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an excess withdrawal. This will result in the cancellation of lifetime withdrawals and further may reduce your remaining Minimum Withdrawal Period.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered excess withdrawals. We define excess withdrawals as either: 1) any withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess withdrawals will reduce the Benefit Base by the greater of: (a) the amount of the excess withdrawal; or (b) the relative size of the excess withdrawal in relation to the Account Value on the next Benefit Anniversary after the excess withdrawal. This means that if Account Value is less than the Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of IncomeLOCK are further explained below. Additionally, several examples that show the effects of withdrawals have been included in an appendix to this prospectus.

ACCOUNT VALUE: Any withdrawal reduces the Account Value by the amount of the withdrawal.

BENEFIT BASE:  Withdrawals reduce the Benefit Base as follows:

1. All withdrawals up to the Maximum Annual Withdrawal Amount, and any withdrawals in excess of the Maximum Annual Withdrawal Amount which are due solely to RMDs (as more specifically described above), will reduce the Benefit Base by the dollar amount of the withdrawal;

2. Excess withdrawals as described above reduce the Benefit Base to the lesser of (a) or (b), where:

      (a) is the Benefit Base immediately prior to the excess withdrawal minus the amount of the excess withdrawal, or;

      (b) is the Benefit Base immediately prior to the excess withdrawal reduced in the same proportion by which the Account Value on the next Benefit Anniversary after the excess withdrawal is reduced by the amount of the excess withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT ("MAWA"): The MAWA will be adjusted as follows:

1. If there are no excess withdrawals in a Benefit Year, no further changes are made to the MAWA for the next Benefit Year.

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2. If there are excess withdrawals in a Benefit Year, the MAWA will be recalculated on the next Benefit Anniversary. The new MAWA will equal the new Benefit Base on that Benefit Anniversary after the Withdrawal divided by the new Minimum Withdrawal Period on that Benefit Anniversary. The new MAWA may be lower than your previously calculated MAWA.

MINIMUM WITHDRAWAL PERIOD: The Minimum Withdrawal Period ("MWP") is calculated as follows:

1. If there are no excess withdrawals during a Benefit Year, the new MWP will be the Benefit Base after the withdrawal divided by the current MAWA.

2. If there are excess withdrawals during a Benefit Year, the new MWP will equal the MWP calculated at the end of the prior Benefit Year reduced by one year. In the case of lifetime withdrawals, such an excess withdrawal will cancel that period and the new MWP will be determined by diving the new Benefit Base by the new MAWA.

If your Account Value is Reduced to Zero

If your Account Value is reduced to zero and the Benefit Base is greater than zero, subsequent Purchase Payments will no longer be accepted and a death benefit will not be payable. Further payments under the Contract will be made according to your irrevocable election of one of the following two alternatives:

(1) In a form acceptable to the Company, you may request a lump sum equal to the discounted present value of any remaining guaranteed payments under the Benefit; or,

(2) If no lump sum request is received by the Company during the period described in a notice provided to you by the Company, you will receive an annuity according to the annuitization provisions of your Contract. Absent an alternative election by you, the annuity will consist of annual payments equal to the MAWA, for a period of years equal to the remaining Benefit Base divided by the MAWA. Such payments will be made quarterly unless otherwise elected, and each individual periodic payment will be equal to the pro-rata portion of the annual MAWA based upon the frequency. Prior to the commencement of such payments, you may also elect to receive an alternative form of annuity, in any other actuarially equivalent form permitted under the Contract, subject to any applicable limitations under the Contract or the Plan.

Extending the MAV Evaluation Period

At the end of the MAV Evaluation Period, as long as the Benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See the "IncomeLOCK" section of this prospectus. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, will change to those in effect at the time you elect to extend. The components and fees may be different from when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the Benefit Base will no longer be adjusted on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

Exchange Privilege
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We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact your financial advisor. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.

Restrictions on Exchange Privilege

We will impose certain general restrictions and rules on the exchange privileges.

  .   Partial exchanges are not permitted.

  . Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  . This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the other contracts listed below, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these

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transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

Taxes and Conversion Costs

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

Surrender Charges

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, We often consider time in the contract. For SPQ-181 and SPQ-181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ-181 and SPQ-181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider Purchase Payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

Exchange Offers for Contracts Other Than Portfolio Director

The following other contracts may be exchanged.

  .   V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  .   Compounder Contracts (C-1-75 and IFA-78 Contracts)

  .   Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  .   Impact Contracts (UIT-981 Contracts)

  .   SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  .   FSPA-75, FSPA-73-3, FSPA-779 Contracts

  .   SPQ-181, SPQ-181-1 Contracts

  .   CTA 978 Contract

  .   TFA-379 Contract

  .   SDA-578, SDA-773-T Contract

  .   IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

Comparison of Contracts

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to the other contract's most recently dated prospectus for a complete description of the contract terms and conditions.

Features of Portfolio Director

In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.

  .   Portfolio Director has more investment options from which to select.

  . Portfolio Director has several publicly available mutual funds as variable account options.

  . The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  .   Portfolio Director has an Interest Guaranteed Death Benefit.

  . Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  . Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  . Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

Death Benefits
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The Contracts will pay death benefits during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

The Process

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact a financial advisor at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.

Beneficiary Information

The Beneficiary may receive death benefits:

  .   In a lump sum;

  . In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option; or

  .   In a manner consistent with Code section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Spousal Beneficiaries

A spousal Beneficiary may receive death benefits as shown above; or

In the case of a qualified Contract,

  . may delay any distributions until the Annuitant would have reached age 70 1/2; or

  . may roll the funds over to an IRA or certain retirement plans in which the spousal Beneficiary participates;

In the case of a nonqualified Contract,

  .   may continue the Contract as Contract Owner.

Beneficiaries Other Than Spouses

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

  .   In full within 5 years after the year of the Annuitant's death; or

  . By payments beginning within 1 year after the year of the Annuitant's death under:

       1. A life annuity;

       2. A life annuity with payments guaranteed to be made for at least a specified fixed period; or

       3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Annuity Period, the named Beneficiary may receive the payout.

Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

Special Information for Individual Nonqualified Contracts

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the contingent owner, if any, or to the Beneficiary if there is no contingent owner or to the contract owner's estate, if there is no Beneficiary. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See "Federal Tax Matters."

During the Purchase Period

Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contracts, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.

As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

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Interest Guaranteed Death Benefit

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This Contract provision is not available in some states, including New York and Florida. This interest guarantee is sometimes referred to as one of the insurance features or benefits under the Contract. However, unlike insurance generally, this feature is directly related to the performance of the Variable Account Options that you select. Its purpose is to help guarantee that your Beneficiary(ies) will receive a minimum death benefit under the Contract.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

Step 1:  Determine your Fixed Account Option Value by taking the greater of:

              Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments invested in Fixed Account
              Option
          -   (minus)
              Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2:  Determine your Variable Account Option Value by taking the greater of:

           Value of Variable Account Option on date all paperwork is complete and in a form acceptable to VALIC or
           100% of Purchase Payments invested in Variable
           Account Options
       -   (minus)
           Prior withdrawals (out of) or transfers (out of) the Variable
           Account Option
       +   (plus)
           Interest at an annual rate as specified in your Contract

Step 3:  Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

Standard Death Benefit

The standard death benefit is payable if death occurs on or after age 70, or at any age in New York and Florida, or any other state where the interest guaranteed death benefit is not available.

The standard death benefit will be the greater of:

              Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments (to Fixed and/or Variable
              Account Options)
          -   (minus)
              Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

Death Benefit Endorsement -- The information below is applicable to you only if you received a Death Benefit Endorsement with your Contract or certificate.

If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:

          A. 100% of Purchase Payments
          -  (minus)
          B. Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
          +  (plus)
          C. Interest on the result of A minus B at the rate of up to 3% annually (see below).

Each "Gross Withdrawal" is calculated by multiplying the Account Value by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Account Value. The interest adjustment in C. above is added only if you are under age 70 at the time of death and if your Contract was not issued in New York or Florida. Please see the Death Benefit Endorsement for the interest rate to be applied.

The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser benefit is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.

During the Payout Period

If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option

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selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the "Payout Period" section of this prospectus.

  . If the life only option or joint and survivor life option was chosen, there will be no death benefit.

  . If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

       1. Receive the present value of any remaining payments in a lump sum; or

       2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

       3. Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under federal tax law.

IncomeLOCK

Spousal Beneficiary

Upon the death of the Contract owner, and subject to any applicable limitations in this Contract, the Code, or under the plan or arrangement under which the Contract is issued, your spousal Beneficiary may elect either (i) to receive a death benefit in accordance with one of the forms permitted under the provisions of this Contract (if the Account Value is greater than zero), (ii) continue this Contract and IncomeLOCK (except as noted below) or (iii) continue the Contract and cancel IncomeLOCK and its accompanying charge. Spousal continuation of the Contract (and IncomeLOCK) is not available if the Contract was set up under one of the following "qualified" plan types: 403(b), 401(k), 401(a) or 457(b). For these Contracts, a spousal Beneficiary, like a non-spousal Beneficiary, cannot continue IncomeLOCK and must take a death benefit under the terms of the Contract. A spousal Beneficiary may continue IncomeLOCK but only for nonqualified Contracts and IRA plan types (Roth IRA, traditional IRA, SEP, and Simple IRA). Upon election to continue the Contract and IncomeLOCK, your spousal Beneficiary will be subject to the terms and conditions of IncomeLOCK, including the charge. Upon the owner's death, lifetime withdrawals under the IncomeLOCK end and are not available to your spousal Beneficiary. In this event, available withdrawals under IncomeLOCK are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken. The Endorsement Date will not change as the result of spousal continuation.

Non-Spousal Beneficiary

Upon the death of the Contract owner, if the Account Value is greater than zero, IncomeLOCK will terminate, and your non-spousal Beneficiary(ies) must receive a death benefit in accordance with the otherwise applicable terms of this Contract. If the Account Value is zero upon your death (meaning that no death benefit is payable) but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal beneficiary will receive the remaining value in a lump sum equal to the discounted present value of any remaining guaranteed payments under IncomeLOCK. Upon your death, lifetime withdrawals under the IncomeLOCK end and any available withdrawals under this Endorsement are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken.
Other Contract Features
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Changes That May Not Be Made

The following terms in the Contracts may not be changed once your account has been established:

  .   The Contract Owner (except for an individual nonqualified Contract);

  .   The Participant; and

  .   The Annuitant.

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner's estate.

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If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

Contingent Owner

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

Cancellation -- The 20 Day "Free Look"

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 20 days after it is received. (A longer period will be allowed if required under state law.) The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the "free look" period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. The Contract will be void once we issue a refund.

We Reserve Certain Rights

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different Fund fees and expenses.

We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

Relationship to Employer's Plan

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of the Contracts in this prospectus.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $60 per loan (if permitted under state law) and to limit the number of outstanding loans.
Voting Rights
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As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

Who May Give Voting Instructions

During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below. Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.

Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.

Determination of Fund Shares Attributable to Your Account

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or after a Death Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

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How Fund Shares Are Voted

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

Federal Tax Matters
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The Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation. The information below is not intended as tax advice to any individual.

Types of Plans

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

  . Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;

  . Section 401(a), 403(a) and 401(k) qualified plans (including self-employed individuals);

  .   Section 408(b) traditional IRAs;

  .   Section 408A Roth IRAs;

  . Section 457 deferred compensation plans of governmental and tax-exempt employers;

  .   Section 408(k) SEPs and SARSEPs; and

  .   Section 408(p) SIMPLE retirement accounts.

Contributions under one of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain Contracts may also be available for nondeductible section 408A Roth Individual Retirement Annuity ("Roth IRA") and 403(b) and 401(k) Roth Accounts pursuant to section 402A.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, allowed for nondeductible Roth 403(b) and 401(k) accounts and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The EGTRRA provisions, which otherwise would have terminated on December 31, 2010, were made permanent by the Pension Protection Act of 2006 ("PPA").

In addition, the Contracts are also available through "Nonqualified Contracts." Such nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts. The restriction on including publicly available funds results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.

Tax Consequences in General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute

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"investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as "amounts not received as an annuity" in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 591/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

The PPA created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal tax-free.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds. As noted previously, in 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where Purchase Payments under a variable annuity Contract are invested in publicly available Mutual Funds, the Contract Owner should be treated as the owner of the Mutual Fund shares, and deferred tax treatment under the Contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation, section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

Important Information Regarding 403(b) Regulations

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

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Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules can become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

As a general matter, all Contracts that have received plan contributions after 2004 are required to be included in the plan and in the plan's administrative coordination, even if the Contract is no longer permitted to receive new contributions and/or transfers. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. The foregoing discussion is intended as a general discussion of the new requirements only, and you may wish to discuss the new regulations and/or the general information above with your tax advisor.

Effect of Tax-Deferred Accumulations

The chart below compares the results from contributions made to:

  . A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

  . A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

  .   Taxable accounts such as savings accounts.

                                    [CHART]

              TAXABLE        NONQUALIFIED CONTRACT       TAX-DEFERRED
              ACCOUNT        TAX-DEFERRED ANNUITY          ANNUITY
            ----------       ---------------------       ------------
10 Years     $16,325               $ 18,128                $ 24,171
20 Years      45,560                 57,266                  76,355
30 Years      97,917                141,761                 189,015


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account");
(2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 8% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 6% under a taxable program. The 8% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of

--------------------------------------------------------------------------------

qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              Paycheck Comparison

                                                Tax-Favored
                                                Retirement  Taxable
                                                  Program   Account
                                                ----------- -------
            Annual amount available for savings
              before federal taxes.............   $2,400    $2,400
            Current federal income tax due on
              Purchase Payments................        0    $ (600)
            Net retirement plan
              Purchase Payments................   $2,400    $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

Legal Proceedings
--------------------------------------------------------------------------------


There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion and at this time, these matters are not material in relation to the financial position of the Company.

Financial Statements
--------------------------------------------------------------------------------


Financial statements of VALIC and the Separate Account and American Home (if applicable to you) are included in the SAI. For additional information about the Contracts, you may request a copy of the SAI. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI if you write us at our Home Office, located at 2929 Allen Parkway, Houston, Texas, 77019 or call us at 1-800-448-2542.

Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington D.C. 20549-0506.

           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                                                 Page
                                                                 ----
           General Information..................................   3
           Federal Tax Matters..................................   3
              Economic Growth and Tax Relief Reconciliation Act
                of 2001.........................................   3
              Tax Consequences of Purchase Payments.............   4
              Tax Consequences of Distributions.................   6
              Special Tax Consequences -- Early Distribution....   7
              Special Tax Consequences --
                Required Distributions..........................   9
              Tax Free Rollovers, Transfers and Exchanges.......  10
           Exchange Privilege...................................  11
              Exchanges From Independence Plus Contracts........  11
              Exchanges From V-Plan Contracts...................  12
              Exchanges From SA-1 and SA-2 Contracts............  13
              Exchanges From Impact Contracts...................  14
              Exchanges From Compounder Contracts...............  15
              Information That May Be Applicable To
                Any Exchange....................................  16

                                                                 Page
                                                                 ----
          Calculation of Surrender Charge.......................  16
             Illustration of Surrender Charge on
               Total Surrender..................................  17
             Illustration of Surrender Charge on a 10% Partial
               Surrender Followed by a Full Surrender...........  17
          Purchase Unit Value...................................  18
             Illustration of Calculation of Purchase Unit Value.  18
             Illustration of Purchase of Purchase Units.........  19
          Calculation of MVA Option.............................  19
          Payout Payments.......................................  19
             Assumed Investment Rate............................  19
             Amount of Payout Payments..........................  20
             Payout Unit Value..................................  20
             Illustration of Calculation of Payout Unit Value...  21
             Illustration of Payout Payments....................  21
          Distribution of Variable Annuity Contracts............  21
          Experts...............................................  21
          Comments on Financial Statements......................  22

         Appendix to the Prospectus -- IncomeLOCK Withdrawal Examples
--------------------------------------------------------------------------------


The following examples demonstrate the operation of the IncomeLOCK feature, given specific assumptions for each example:

Example 1

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 1st Benefit Anniversary

  .   On your 1st Benefit Anniversary, your Account Value is $105,000

Your initial Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first Benefit Anniversary, your Benefit Base is equal to the greater of your current Benefit Base ($100,000), or your Account Value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first Benefit Anniversary is 5% of the Benefit Base (5% x $105,000 = $5,250). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000 divided by $5,250). Therefore, as of your 1st Benefit Anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the older owner's 65th birthday and no withdrawal ever exceeds 5% of each year's Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.

Example 2

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit Anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

On your 5th Benefit Anniversary, your Account Value is $120,000, and your Benefit Base is stepped-up to $120,000. If you were to start taking withdrawals after this anniversary date, your Maximum Annual Withdrawal Amount would be 7% of the Benefit Base (7% x $120,000 = $8,400). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000 divided by $8,400). Therefore, as of your 5th Benefit Anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14.28 years.

Example 3 -- The impact of withdrawals that are less than or equal to the Maximum Annual Withdrawal Amount

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

During your 6th Benefit Anniversary, after your 5th Benefit anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500) on your next Benefit Anniversary. Your new Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Benefit Base divided by your current Maximum Annual Withdrawal Amount ($115,500 divided by $8,400). Therefore, following this first withdrawal of $4,500, you may take annual withdrawals of up to $8,400 over the next 13 years, and $6,300 in the 14th (last) Benefit Year.

Example 4 -- The impact of withdrawals that are in excess of the maximum annual withdrawal amount

  .   You elect IncomeLOCK and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

--------------------------------------------------------------------------------


  .   You make no withdrawals before the 5th Benefit anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

Assume that during your 6th Benefit Year, after your 5th Benefit Anniversary, you make a withdrawal of $11,688 and your Account Value at your next Benefit Anniversary is $118,000. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an excess withdrawal. In this case, the amount of the excess withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. On your next Benefit Anniversary, we first process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the Account Value and the Benefit Base. Your Account Value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the Benefit Base by the proportion by which the Account Value was reduced by the Excess Withdrawal ($106,312 divided by $109,600 = 97%), or $111,600 x 97%, which equals $108,252. Your Benefit Base is $108,252, which is the lesser of these two calculations. The Minimum Withdrawal Period following the excess withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the excess withdrawal is your Benefit Base divided by your Minimum Withdrawal Period ($108,252 divided by 13.28), which equals $8,151.51.

The Variable Annuity Life Insurance Company
Separate Account A
Units of Interest Under Group and Individual
Fixed and Variable Deferred Annuity Contracts
Portfolio Director(R) Plus, Portfolio Director 2, and Portfolio Director

For Series 1.40 to 12.40                                            May 1, 2008


Prospectus

The Variable Annuity Life Insurance Company ("VALIC") offers certain series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), comprising group and individual fixed and variable deferred annuity contracts (the "Contracts") for Participants in certain employer-sponsored qualified retirement plans. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

--------------------------------------------------------------------------------

This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated May 1, 2008, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-448-2542. The table of contents for the Statement of Additional Information is shown at the end of this prospectus. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).

Investment in the Contracts is subject to risk that may cause the value of the Owner's investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Account Options
--------------------------------------------------------------------------------

AIG Retirement Company I Funds     AIG Retirement Company II Funds     Public Funds
Asset Allocation Fund              Aggressive Growth Lifestyle Fund    AIG SunAmerica 2015 High Watermark Fund
Blue Chip Growth Fund              Capital Appreciation Fund           AIG SunAmerica 2020 High Watermark Fund
Broad Cap Value Income Fund        Conservative Growth Lifestyle Fund  Ariel Appreciation Fund
Capital Conservation Fund          Core Bond Fund                      Ariel Fund
Core Equity Fund                   High Yield Bond Fund                Lou Holland Growth Fund
Core Value Fund                    International Small Cap Equity Fund Vanguard Lifestrategy Conservative Growth Fund
Foreign Value Fund                 Large Cap Value Fund                Vanguard Lifestrategy Growth Fund
Global Equity Fund                 Mid Cap Growth Fund                 Vanguard Lifestrategy Moderate Growth Fund
Global Social Awareness Fund       Mid Cap Value Fund                  Vanguard Long-Term Investment-Grade Fund
Global Strategy Fund               Moderate Growth Lifestyle Fund      Vanguard Long-Term Treasury Fund
Government Securities Fund         Money Market II Fund                Vanguard Wellington Fund
Growth Fund                        Small Cap Growth Fund               Vanguard Windsor II Fund
Growth & Income Fund               Small Cap Value Fund
Health Sciences Fund               Socially Responsible Fund
Inflation Protected Fund           Strategic Bond Fund
International Equities Fund
International Government Bond Fund
International Growth I Fund
Large Cap Core Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Strategic Growth Fund
Money Market I Fund
Nasdaq-100(R) Index Fund
Real Estate Fund
Science & Technology Fund
Small Cap Aggressive Growth Fund
Small Cap Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small-Mid Growth Fund
Stock Index Fund
Value Fund

Table of Contents
--------------------------------------------------------------------------------

                                                                 Page
                                                                 ----

Glossary of Terms...............................................   3

Fee Tables......................................................   5

Selected Purchase Unit Data.....................................   9

Highlights......................................................  13

General Information.............................................  15
   About the Contracts..........................................  15
   About VALIC..................................................  15
   American Home Assurance Company..............................  15
   About VALIC Separate Account A...............................  15
   Units of Interest............................................  16
   Distribution of the Contracts................................  16

Fixed and Variable Account Options..............................  16
   Fixed Account Options........................................  16
   Variable Account Options.....................................  17

Purchase Period.................................................  25
   Account Establishment........................................  25
   When Your Account Will Be Credited...........................  26
   Purchase Units...............................................  26
   Calculation of Value for Fixed Account Options...............  26
   Calculation of Value for Variable Account Options............  27
   Premium Enhancement Credit...................................  27
   Stopping Purchase Payments...................................  28
   IncomeLOCK...................................................  28

Transfers Between Investment Options............................  30
   During the Purchase Period -- Policy Against Market
     Timing and Frequent Transfers..............................  30
   Communicating Transfer or Reallocation Instructions..........  31
   Effective Date of Transfer...................................  32
   Transfers During the Payout Period...........................  32

Fees and Charges................................................  32
   Account Maintenance Charge...................................  32
   Surrender Charge.............................................  32
       Amount of Surrender Charge...............................  32
       10% Free Withdrawal......................................  33
       Exceptions to Surrender Charge...........................  33
   Premium Tax Charge...........................................  33
   Separate Account Charges.....................................  33
       Reduction or Waiver of Account Maintenance,
         Surrender, or Separate Account Charge..................  33
   Separate Account Expense Reimbursements or Credits...........  34
   Market Value Adjustment ("MVA")..............................  34
   IncomeLOCK...................................................  35
   Other Tax Charges............................................  35

Payout Period...................................................  35
   Fixed Payout.................................................  35
   Assumed Investment Rate......................................  35
   Variable Payout..............................................  35
   Combination Fixed and Variable Payout........................  36
   Partial Annuitization........................................  36
   Payout Date..................................................  36
   Payout Options...............................................  36
   Payout Information...........................................  37

                                                                 Page
                                                                 ----

           Surrender of Account Value...........................  37
              When Surrenders Are Allowed.......................  37
              Surrender Process.................................  37
              Amount That May Be Surrendered....................  37
              Surrender Restrictions............................  38
              Partial Surrenders................................  38
              Systematic Withdrawals............................  38
              Distributions Required by Federal Tax Law.........  38
              IncomeLOCK........................................  39

           Exchange Privilege...................................  40
              Restrictions on Exchange Privilege................  40
              Taxes and Conversion Costs........................  41
              Surrender Charges.................................  41
              Exchange Offers for Contracts Other Than
                Portfolio Director..............................  41
              Comparison of Contracts...........................  41
              Features of Portfolio Director....................  41

           Death Benefits.......................................  42
              The Process.......................................  42
              Beneficiary Information...........................  42
                  Spousal Beneficiaries.........................  42
                  Beneficiaries Other Than Spouses..............  42
              Special Information for Individual
                Nonqualified Contracts..........................  42
              During the Purchase Period........................  42
              Interest Guaranteed Death Benefit.................  43
              Standard Death Benefit............................  43
              During the Payout Period..........................  43
              IncomeLOCK........................................  44

           Other Contract Features..............................  44
              Changes That May Not Be Made......................  44
              Change of Beneficiary.............................  44
              Contingent Owner..................................  45
              Cancellation -- The 20 Day "Free Look"............  45
              We Reserve Certain Rights.........................  45
              Relationship to Employer's Plan...................  45

           Voting Rights........................................  45
              Who May Give Voting Instructions..................  45
              Determination of Fund Shares Attributable to
                Your Account....................................  45
                  During the Purchase Period....................  45
                  During the Payout Period or after a Death
                    Benefit Has Been Paid.......................  45
              How Fund Shares Are Voted.........................  46

           Federal Tax Matters..................................  46
              Types of Plans....................................  46
              Tax Consequences in General.......................  46
              Effect of Tax-Deferred Accumulations..............  48

           Legal Proceedings....................................  49

           Financial Statements.................................  49

           Table of Contents of Statement of
             Additional Information.............................  49

           Appendix to the Prospectus -- IncomeLOCK
             Withdrawal Examples................................  50

Glossary of Terms
--------------------------------------------------------------------------------


Unless otherwise specified in this prospectus, the words "we," "us," "our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the Participant, or the individual purchasing an individual Contract.

Other specific terms we use in this prospectus are:

      Account Value -- the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

      Anniversary Value -- the Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments.

      Annuitant -- the individual (in most cases, you) to whom Payout Payments will be paid.

      Assumed Investment Rate --The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

      Beneficiary -- the individual designated to receive Payout Payments upon the death of the Annuitant.

      Benefit -- an optional guaranteed minimum withdrawal feature that is offered in this prospectus as "IncomeLOCK."

      Benefit Anniversary -- a Benefit Anniversary is the first day of each Benefit Year.

      Benefit Base -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. If you elect the Benefit after the Contract is issued, the Benefit Base is equal to the Account Value on the Endorsement Date.

      Benefit Year -- each consecutive one year period starting on the Endorsement Date and each Benefit Anniversary, and ending on the day before the next Benefit Anniversary.

      Business Day -- any weekday that the New York Stock Exchange ("NYSE") is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time. On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.

      Contract Owner -- the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

      Division -- the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

      Eligible Purchase Payments -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is an Eligible Purchase Payment. If IncomeLOCK is selected after Contract issue, then the Account Value at the time of election constitutes the Eligible Purchase Payment amount.

      Endorsement Date -- the date that we issue the Benefit endorsement to your Contract.

      Fixed Account Option -- an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.


      Guided Portfolio Services/SM/ or GPS -- a financial advice service offered by AIG Retirement Advisors, Inc., a registered investment adviser and Company subsidiary. A separate investment advisory fee and agreement is required for this service, if available under an employer's retirement plan.


      Home Office -- located at 2929 Allen Parkway, Houston, Texas 77019.

      Ineligible Purchase Payments -- if IncomeLOCK is selected at Contract issue, Ineligible Purchase Payments are those made more than two years later. If IncomeLOCK is selected after Contract issue, then any Purchase Payments we receive after your Endorsement Date are considered Ineligible Purchase Payments.

      IncomeLOCK -- an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero.

      Maximum Anniversary Value ("MAV") Evaluation Period -- the period beginning the date the Benefit Endorsement is issued and ends on the 10th Benefit Anniversary.

      Maximum Annual Withdrawal Amount -- the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the Benefit Base.

      Minimum Withdrawal Period -- the minimum period over which you may take withdrawals under this feature, if withdrawals are not taken under the lifetime withdrawal option.

      Mutual Fund or Fund -- the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

--------------------------------------------------------------------------------


      Participant -- the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

      Participant Year -- a 12 month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

      Payout Payments -- annuity payments withdrawn in a steady stream during the Payout Period.

      Payout Period -- the time when you begin to withdraw your money in Payout Payments. This may also may be called the "Annuity Period."

      Payout Unit -- a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

      Proof of Death -- a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

      Purchase Payments -- an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

      Purchase Period -- the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the "Accumulation Period."

      Purchase Unit -- a unit of interest owned by you in your Variable Account Option.

      Systematic Withdrawals -- payments withdrawn on a regular basis during the Purchase Period.

      VALIC Separate Account A or Separate Account -- a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

      Variable Account Option -- investment options that correspond to Separate Account Divisions offered by the Contracts.

Fee Tables
--------------------------------------------------------------------------------

 The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

 Contract Owner/Participant Transaction Expenses

Maximum Surrender Charge (1)                                   5.00%
---------------------------------------------------------------------
Maximum Loan Application Fee (per loan)                         $60
---------------------------------------------------------------------
State Premium Taxes (as a percentage of the amount annuitized) 0-3.5%
---------------------------------------------------------------------

 (1) The maximum surrender charge is the lessor of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. Reductions in the surrender charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."

 The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

 Separate Account Charges


                                                                                          $3.75
                                                                                           per
Variable Account Option Maintenance Charge (1)                                           quarter
-------------------------------------------------------------------------------------------------
                                                                                          Annual
                                                                                         Separate
Mortality and Expense Risk Separate Account Charges for each Variable Account Option (2) Account
(as a percentage of assets invested):                                                    Fee (%)
-------------------------------------------------------------------------------------------------
   AIG Retirement Company I (formerly named VALIC Company I)
-------------------------------------------------------------------------------------------------
       Asset Allocation Fund                                                               0.60
-------------------------------------------------------------------------------------------------
       Blue Chip Growth Fund                                                               0.60
-------------------------------------------------------------------------------------------------
       Broad Cap Value Income Fund                                                         0.60
-------------------------------------------------------------------------------------------------
       Capital Conservation Fund                                                           0.60
-------------------------------------------------------------------------------------------------
       Core Equity Fund                                                                    0.60
-------------------------------------------------------------------------------------------------
       Core Value Fund                                                                     0.60
-------------------------------------------------------------------------------------------------
       Foreign Value Fund                                                                  0.60
-------------------------------------------------------------------------------------------------
       Global Equity Fund                                                                  0.60
-------------------------------------------------------------------------------------------------
       Global Social Awareness Fund (formerly named Social Awareness Fund)                 0.60
-------------------------------------------------------------------------------------------------
       Global Strategy Fund                                                                0.60
-------------------------------------------------------------------------------------------------
       Government Securities Fund                                                          0.60
-------------------------------------------------------------------------------------------------
       Growth Fund (formerly named VALIC Ultra Fund)                                       0.60
-------------------------------------------------------------------------------------------------
       Growth & Income Fund                                                                0.60
-------------------------------------------------------------------------------------------------
       Health Sciences Fund                                                                0.60
-------------------------------------------------------------------------------------------------
       Inflation Protected Fund                                                            0.60
-------------------------------------------------------------------------------------------------
       International Equities Fund                                                         0.60
-------------------------------------------------------------------------------------------------
       International Government Bond Fund                                                  0.60
-------------------------------------------------------------------------------------------------
       International Growth I Fund                                                         0.60
-------------------------------------------------------------------------------------------------
       Large Cap Core Fund                                                                 0.60
-------------------------------------------------------------------------------------------------
       Large Capital Growth Fund                                                           0.60
-------------------------------------------------------------------------------------------------
       Mid Cap Index Fund                                                                  0.60
-------------------------------------------------------------------------------------------------
       Mid Cap Strategic Growth Fund                                                       0.60
-------------------------------------------------------------------------------------------------
       Money Market I Fund                                                                 0.60
-------------------------------------------------------------------------------------------------
       Nasdaq-100(R) Index Fund                                                            0.60
-------------------------------------------------------------------------------------------------
       Real Estate Fund                                                                    0.60
-------------------------------------------------------------------------------------------------
       Science & Technology Fund                                                           0.60
-------------------------------------------------------------------------------------------------
       Small Cap Aggressive Growth Fund                                                    0.60
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   AIG Retirement Company I (continued)
-----------------------------------------------------------------------------------------
       Small Cap Fund                                                                0.60
-----------------------------------------------------------------------------------------
       Small Cap Index Fund                                                          0.60
-----------------------------------------------------------------------------------------
       Small Cap Special Values Fund                                                 0.60
-----------------------------------------------------------------------------------------
       Small-Mid Growth Fund (formerly named Small Cap Strategic Growth Fund)        0.60
-----------------------------------------------------------------------------------------
       Stock Index Fund                                                              0.60
-----------------------------------------------------------------------------------------
       Value Fund                                                                    0.60
-----------------------------------------------------------------------------------------
   AIG Retirement Company II (formerly named VALIC Company II)
-----------------------------------------------------------------------------------------
       Aggressive Growth Lifestyle Fund                                              0.35
-----------------------------------------------------------------------------------------
       Capital Appreciation Fund                                                     0.35
-----------------------------------------------------------------------------------------
       Conservative Growth Lifestyle Fund                                            0.35
-----------------------------------------------------------------------------------------
       Core Bond Fund                                                                0.35
-----------------------------------------------------------------------------------------
       High Yield Bond Fund                                                          0.35
-----------------------------------------------------------------------------------------
       International Small Cap Equity Fund                                           0.35
-----------------------------------------------------------------------------------------
       Large Cap Value Fund                                                          0.35
-----------------------------------------------------------------------------------------
       Mid Cap Growth Fund                                                           0.35
-----------------------------------------------------------------------------------------
       Mid Cap Value Fund                                                            0.35
-----------------------------------------------------------------------------------------
       Moderate Growth Lifestyle Fund                                                0.35
-----------------------------------------------------------------------------------------
       Money Market II Fund                                                          0.35
-----------------------------------------------------------------------------------------
       Small Cap Growth Fund                                                         0.35
-----------------------------------------------------------------------------------------
       Small Cap Value Fund                                                          0.35
-----------------------------------------------------------------------------------------
       Socially Responsible Fund                                                     0.35
-----------------------------------------------------------------------------------------
       Strategic Bond Fund                                                           0.35
-----------------------------------------------------------------------------------------
   Public Funds
-----------------------------------------------------------------------------------------
       AIG SunAmerica 2015 High Watermark Fund, Class I                              0.85
-----------------------------------------------------------------------------------------
       AIG SunAmerica 2020 High Watermark Fund, Class I                              0.85
-----------------------------------------------------------------------------------------
       Ariel Appreciation Fund                                                       0.60
-----------------------------------------------------------------------------------------
       Ariel Fund                                                                    0.60
-----------------------------------------------------------------------------------------
       Lou Holland Growth Fund                                                       0.60
-----------------------------------------------------------------------------------------
       Vanguard Lifestrategy Conservative Growth Fund, Investor Shares               0.85
-----------------------------------------------------------------------------------------
       Vanguard Lifestrategy Growth Fund, Investor Shares                            0.85
-----------------------------------------------------------------------------------------
       Vanguard Lifestrategy Moderate Growth Fund, Investor Shares                   0.85
-----------------------------------------------------------------------------------------
       Vanguard Long-Term Investment-Grade Fund, Investor Shares                     0.60
-----------------------------------------------------------------------------------------
       Vanguard Long-Term Treasury Fund, Investor Shares                             0.60
-----------------------------------------------------------------------------------------
       Vanguard Wellington Fund, Investor Shares                                     0.85
-----------------------------------------------------------------------------------------
       Vanguard Windsor II Fund, Investor Shares                                     0.85
-----------------------------------------------------------------------------------------

 (1) Reductions in the account maintenance charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."
 (2) See "Purchase Unit Value" for a discussion of how the separate account charges impact the calculation of each Division's unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges."

--------------------------------------------------------------------------------


 Optional IncomeLOCK Fee

 You may elect this optional living benefit feature as described below. The fee is calculated as a percentage of the Benefit Base.(1)

                     Fee Period Annualized Fee Percentage
                     ---------- -------------------------
                     All years  0.65% (deducted quarterly)

 (1) IncomeLOCK is an optional guaranteed minimum withdrawal benefit. If you elect this Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. Otherwise, the Benefit Base is equal to the Account Value on the Endorsement Date. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the Benefit.

 The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Mutual Fund.

Total Annual Mutual Fund Operating Expenses                                              Minimum Maximum
--------------------------------------------------------------------------------------------------------
(Expenses that are deducted from the assets of a Mutual Fund, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                             0.22%  1.71%*
--------------------------------------------------------------------------------------------------------

--------
* Pursuant to an Expense Limitation Agreement, AIG SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses for the 2020 High Watermark Fund to the extent that the Total Annual Fund Operating Expenses exceeds 1.18%. This waiver or reimbursement will continue indefinitely, subject to termination by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, as defined under section 2(a)(19) of The Investment Company Act of 1940, as amended (the "1940 Act").

--------------------------------------------------------------------------------

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses. Each example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Your actual costs may be higher or lower than the examples below.


The first set of examples assumes the maximum fees and expenses, including the maximum separate account charge of 0.85%, investment in a Variable Account Option with the highest total expenses (1.71%), and election of the optional IncomeLOCK feature at 0.65%.


(1) If you surrender your Contract at the end of the applicable time period:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $784  $1,470  $2,180   $3,534


(2) If you annuitize your Contract (the IncomeLOCK feature terminates at annuitization):


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $326   $995   $1,689   $3,534


(3) If you do not surrender your Contract:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $326   $995   $1,689   $3,534



The second set of examples assumes the minimum fees and expenses, including the minimum separate account charge of 0.35%, investment in a Variable Account Option with the lowest total expenses (0.22%), and that the optional IncomeLOCK feature is not elected.


(1) If you surrender your Contract at the end of the applicable time period:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $530   $689    $830     $742


(2) If you annuitize your Contract:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $60    $189    $330     $742


(3) If you do not surrender your Contract:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $60    $189    $330     $742


Note: These examples should not be considered representative of past or future expenses for VALIC Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

Selected Purchase Unit Data
--------------------------------------------------------------------------------





Purchase units shown are for a Purchase Unit outstanding throughout the year for each variable account option. The 2005 data for the Inflation Protected Fund and the AIG SunAmerica High Watermark Funds begins on February 22. The 2006 data for the Broad Cap Value Income Fund, Foreign Value Fund, Global Equity Fund, Global Strategy Fund, Large Cap Core Fund, Large Capital Growth Fund, Mid Cap Strategic Growth Fund, Small Cap Aggressive Growth Fund, Small Cap Special Values Fund, Small-Mid Growth Fund and Growth Fund begins on May 30, 2006, the date these funds were added to Portfolio Director.



                                                                  Number of
                                                  Unit    Unit      Units
                                                 Value   Value   Outstanding
  Fund Name                                 Year at 1/1 at 12/31   at 12/31
  ---------                                 ---- ------ -------- ------------
  AIG Retirement Company I
    Asset Allocation Fund (Division 5)      2007 5.432   5.740        51,018
                                            2006 4.890   5.432        41,299
                                            2005 4.743   4.890        68,398
                                            2004 4.398   4.743       104,508
                                            2003 3.697   4.398       817,455
                                            2002 4.104   3.697       864,202
                                            2001 4.310   4.104       552,475
                                            2000 4.447   4.310       541,967
                                            1999 4.003   4.447       516,580
                                            1998    --   4.003            --
    Blue Chip Growth Fund (Division 72)     2007 0.954   1.072     2,571,034
                                            2006 0.877   0.954     1,955,883
                                            2005 0.833   0.877     1,943,533
                                            2004 0.769   0.833     1,701,083
                                            2003 0.598   0.769     2,956,387
                                            2002 0.794   0.598     1,798,857
                                            2001 0.932   0.794       744,578
                                            2000    --   0.932            --
    Broad Cap Value Income Fund
     (Division 75)                          2007 1.156   1.171       262,950
                                            2006 1.012   1.156       316,317
                                            2005    --      --            --
    Capital Conservation Fund (Division 7)  2007 3.075   3.169       422,902
                                            2006 2.960   3.075       439,627
                                            2005 2.926   2.960       131,131
                                            2004 2.831   2.926       180,217
                                            2003 2.735   2.831       718,508
                                            2002 2.526   2.735       655,773
                                            2001 2.358   2.526       413,153
                                            2000 2.172   2.358       200,998
                                            1999 2.194   2.172       194,756
                                            1998    --   2.194            --
    Core Equity Fund (Division 15)          2007 2.489   2.547     1,339,870
                                            2006 2.241   2.489     1,542,826
                                            2005 2.168   2.241     2,285,402
                                            2004 2.019   2.168     2,966,192
                                            2003 1.602   2.019     4,451,054
                                            2002 2.070   1.602     4,247,981
                                            2001 2.457   2.070     2,770,881
                                            2000 2.638   2.457     2,802,135
                                            1999 2.471   2.638     3,034,597
                                            1998    --   2.471         3,570
    Core Value Fund (Division 21)           2007 2.058   2.036     1,376,939
                                            2006 1.767   2.058     1,628,845
                                            2005 1.700   1.767     3,214,697
                                            2004 1.516   1.700     3,896,402
                                            2003 1.181   1.516     5,337,891
                                            2002 1.477   1.181     5,195,789
                                            2001 1.621   1.477     3,163,792
                                            2000    --   1.621            --
    Foreign Value Fund (Division 89)        2007 1.227   1.355    11,585,693
                                            2006 1.067   1.227    11,146,312
                                            2005    --      --            --
    Global Equity Fund (Division 87)        2007 1.222   1.325    21,583,563
                                            2006 1.066   1.222    18,542,675
                                            2005    --      --            --


                                                                    Number of
                                                    Unit    Unit      Units
                                                   Value   Value   Outstanding
 Fund Name                                    Year at 1/1 at 12/31   at 12/31
 ---------                                    ---- ------ -------- ------------
   Global Social Awareness Fund
    (Division 12)                             2007 4.577   4.749       976,365
                                              2006 3.986   4.577       910,144
                                              2005 3.853   3.986       892,492
                                              2004 3.505   3.853     1,007,928
                                              2003 2.745   3.505     1,734,049
                                              2002 3.607   2.745     1,868,794
                                              2001 4.095   3.607       621,775
                                              2000 4.596   4.095       653,150
                                              1999 3.897   4.596       631,193
                                              1998    --   3.897         1,451
   Global Strategy Fund (Division 88)         2007 1.220   1.335     4,996,405
                                              2006 1.086   1.220     5,164,185
                                              2005    --      --            --
   Government Securities Fund (Division 8)    2007 3.076   3.292       171,495
                                              2006 3.004   3.076       122,767
                                              2005 2.945   3.004       235,623
                                              2004 2.864   2.945       295,626
                                              2003 2.848   2.864     1,511,508
                                              2002 2.558   2.848     1,242,127
                                              2001 2.410   2.558       509,780
                                              2000 2.147   2.410       240,490
                                              1999 2.222   2.147       338,782
                                              1998    --   2.222            --
   Growth Fund (Division 78)                  2007 0.940   1.131    32,052,377
                                              2006 0.914   0.940    36,312,466
                                              2005    --      --            --
   Growth & Income Fund (Division 16)         2007 2.622   2.790       293,799
                                              2006 2.287   2.622       202,754
                                              2005 2.268   2.287       295,142
                                              2004 2.060   2.268       378,755
                                              2003 1.690   2.060       996,416
                                              2002 2.166   1.690       970,967
                                              2001 2.424   2.166       781,887
                                              2000 2.735   2.424       745,693
                                              1999 2.240   2.735       704,903
                                              1998    --   2.240            --
   Health Sciences Fund (Division 73)         2007 1.243   1.453     2,526,736
                                              2006 1.153   1.243     2,507,336
                                              2005 1.026   1.153     3,061,825
                                              2004 0.895   1.026     2,989,061
                                              2003 0.657   0.895     5,464,309
                                              2002 0.914   0.657     2,585,106
                                              2001 1.001   0.914     1,062,608
                                              2000    --   1.001            --
   Inflation Protected Fund (Division 77)     2007 1.020   1.093        79,899
                                              2006 1.022   1.020        49,927
                                              2005 1.007   1.022       103,887
   International Equities Fund (Division 11)  2007 2.141   2.315     3,374,713
                                              2006 1.751   2.141     2,536,156
                                              2005 1.505   1.751     1,083,111
                                              2004 1.285   1.505       498,972
                                              2003 0.997   1.285       772,467
                                              2002 1.235   0.997       380,023
                                              2001 1.593   1.235       270,045
                                              2000 1.937   1.593       200,791
                                              1999 1.509   1.937       274,636
                                              1998    --   1.509            --

--------------------------------------------------------------------------------


                                                                   Number of
                                                   Unit    Unit      Units
                                                  Value   Value   Outstanding
  Fund Name                                  Year at 1/1 at 12/31   at 12/31
  ---------                                  ---- ------ -------- ------------
    International Government Bond Fund
     (Division 13)                           2007  2.501   2.661      951,630
                                             2006  2.331   2.501      414,922
                                             2005  2.359   2.331      725,127
                                             2004  2.145   2.359      932,794
                                             2003  1.807   2.145    1,635,564
                                             2002  1.549   1.807    1,001,692
                                             2001  1.588   1.549      298,185
                                             2000  1.662   1.588      292,521
                                             1999  1.778   1.662      308,660
                                             1998     --   1.778        1,531
    International Growth I Fund
     (Division 20)                           2007  2.467   2.813    2,502,365
                                             2006  1.964   2.467    2,263,168
                                             2005  1.738   1.964    4,178,033
                                             2004  1.512   1.738    4,937,321
                                             2003  1.213   1.512   19,551,044
                                             2002  1.493   1.213   19,282,231
                                             2001  2.031   1.493   19,480,219
                                             2000     --   2.031           --
    Large Cap Core Fund (Division 76)        2007  1.102   1.184      249,630
                                             2006  0.999   1.102      297,019
                                             2005     --      --           --
    Large Capital Growth Fund (Division 79)  2007  1.122   1.284    8,183,163
                                             2006  1.028   1.122    8,924,788
                                             2005     --      --           --
    Mid Cap Index Fund (Division 4)          2007 11.152  11.932    3,377,619
                                             2006 10.202  11.152    3,264,013
                                             2005  9.147  10.202    4,626,356
                                             2004  7.930   9.147    4,150,743
                                             2003  5.904   7.930    6,153,555
                                             2002  6.980   5.904    4,544,820
                                             2001  7.088   6.980    2,759,353
                                             2000  6.117   7.088    2,054,748
                                             1999  5.355   6.117    1,244,725
                                             1998     --   5.355           --
    Mid Cap Strategic Growth Fund
     (Division 83)                           2007  1.197   1.544    4,561,455
                                             2006  1.154   1.197    3,498,730
                                             2005     --      --           --
    Money Market I Fund (Division 6)         2007  2.221   2.311    6,995,461
                                             2006  2.135   2.221    5,309,159
                                             2005  2.091   2.135   11,258,258
                                             2004  2.087   2.091   12,486,400
                                             2003  2.087   2.087   14,189,330
                                             2002  2.074   2.087   15,407,573
                                             2001  2.012   2.074    9,332,128
                                             2000  1.909   2.012    8,885,219
                                             1999  1.834   1.909    7,687,167
                                             1998     --   1.834          475
    Nasdaq-100 Index Fund (Division 46)      2007  0.512   0.604    2,271,567
                                             2006  0.483   0.512    2,357,989
                                             2005  0.480   0.483    5,083,720
                                             2004  0.439   0.480    6,617,868
                                             2003  0.296   0.439   12,218,780
                                             2002  0.482   0.296    3,956,142
                                             2001  0.718   0.482    1,467,307
                                             2000     --   0.718           --
    Science & Technology Fund
     (Division 17)                           2007  2.424   2.836    9,328,934
                                             2006  2.304   2.424   10,343,844
                                             2005  2.243   2.304   12,389,905
                                             2004  2.239   2.243   13,920,657
                                             2003  1.487   2.239   16,906,927
                                             2002  2.502   1.487   12,884,236
                                             2001  4.280   2.502    4,873,682
                                             2000  6.537   4.280    4,060,355
                                             1999  3.272   6.537    3,286,480
                                             1998     --   3.272        6,377


                                                                   Number of
                                                   Unit    Unit      Units
                                                  Value   Value   Outstanding
  Fund Name                                  Year at 1/1 at 12/31   at 12/31
  ---------                                  ---- ------ -------- ------------
    Small Cap Aggressive Growth Fund
     (Division 86)                           2007 1.021   1.162       762,472
                                             2006 1.005   1.021       622,639
                                             2005    --      --            --
    Small Cap Fund (Division 18)             2007 3.063   2.856     1,368,123
                                             2006 2.843   3.063     1,630,818
                                             2005 2.665   2.843     5,356,147
                                             2004 2.252   2.665     6,244,257
                                             2003 1.661   2.252    22,524,144
                                             2002 2.181   1.661    22,831,723
                                             2001 2.310   2.181    23,842,489
                                             2000    --   2.310            --
    Small Cap Index Fund (Division 14)       2007 4.132   4.029     4,417,329
                                             2006 3.521   4.132     4,207,324
                                             2005 3.397   3.521     3,407,414
                                             2004 2.899   3.397     3,011,505
                                             2003 1.991   2.899     4,726,480
                                             2002 2.530   1.991     2,879,348
                                             2001 2.495   2.530     1,796,231
                                             2000 2.598   2.495     1,437,650
                                             1999 2.155   2.598       949,989
                                             1998    --   2.155            --
    Small Cap Special Values Fund
     (Division 84)                           2007 1.164   1.041     3,496,149
                                             2006 1.046   1.164     4,410,166
                                             2005    --      --            --
    Small-Mid Growth Fund (Division 85)      2007 1.058   1.022     1,060,246
                                             2006 1.017   1.058     1,326,519
                                             2005    --      --            --
    Stock Index Fund (Division 10)           2007 6.053   6.325    16,814,360
                                             2006 5.277   6.053    17,461,782
                                             2005 5.077   5.277    22,842,446
                                             2004 4.622   5.077    24,150,777
                                             2003 3.627   4.622    33,142,910
                                             2002 4.704   3.627    28,356,507
                                             2001 5.390   4.704    15,668,786
                                             2000 5.982   5.390    13,545,949
                                             1999 4.991   5.982    11,637,991
                                             1998    --   4.991        30,811
    Value Fund (Division 74)                 2007 1.415   1.495       733,730
                                             2006 1.223   1.415       630,287
                                             2005 1.157   1.223       405,407
                                             2004 1.001   1.157       186,509
                                             2003 0.799   1.001       265,766
                                             2002 1.000   0.799        96,020
                                             2001    --   1.000            --
  AIG Retirement Company II
    Aggressive Growth Lifestyle Fund
     (Division 48)                           2007 1.885   2.063     1,066,647
                                             2006 1.660   1.885       837,701
                                             2005 1.488   1.660     1,694,406
                                             2004 1.316   1.488     1,766,337
                                             2003 1.021   1.316     2,187,204
                                             2002 1.257   1.021     2,079,689
                                             2001 1.441   1.257     2,685,367
                                             2000 1.546   1.441     2,127,577
                                             1999 1.194   1.546     1,674,512
                                             1998    --   1.194            --
    Capital Appreciation Fund (Division 39)  2007 1.035   1.237     1,100,795
                                             2006 0.983   1.035       962,418
                                             2005 0.954   0.983     2,369,942
                                             2004 0.876   0.954     4,224,415
                                             2003 0.698   0.876    14,435,443
                                             2002 1.012   0.698    14,138,366
                                             2001 1.293   1.012    14,375,415
                                             2000 1.676   1.293    12,563,787
                                             1999 1.242   1.676     9,513,851
                                             1998    --   1.242            --

--------------------------------------------------------------------------------


                                                                  Number of
                                                  Unit    Unit      Units
                                                 Value   Value   Outstanding
  Fund Name                                 Year at 1/1 at 12/31   at 12/31
  ---------                                 ---- ------ -------- ------------
    Conservative Growth Lifestyle Fund
     (Division 50)                          2007 1.836   1.960      428,327
                                            2006 1.681   1.836      298,050
                                            2005 1.588   1.681    1,110,673
                                            2004 1.460   1.588    1,305,402
                                            2003 1.251   1.460    1,666,625
                                            2002 1.322   1.251    1,676,792
                                            2001 1.350   1.322    1,938,484
                                            2000 1.314   1.350    1,531,710
                                            1999 1.164   1.314    1,160,286
                                            1998    --   1.164           --
    Core Bond Fund (Division 58)            2007 1.460   1.511    6,164,002
                                            2006 1.396   1.460    4,850,555
                                            2005 1.371   1.396    7,955,133
                                            2004 1.313   1.371    6,464,717
                                            2003 1.267   1.313    5,850,077
                                            2002 1.168   1.267    3,812,558
                                            2001 1.097   1.168      503,652
                                            2000    --   1.097      299,331
    High Yield Bond Fund (Division 60)      2007 1.874   1.895    1,066,929
                                            2006 1.674   1.874      886,582
                                            2005 1.566   1.674      842,935
                                            2004 1.356   1.566      786,706
                                            2003 1.047   1.356    1,412,082
                                            2002 1.070   1.047      369,951
                                            2001 1.013   1.070      264,978
                                            2000 1.082   1.013           --
                                            1999 1.055   1.082          410
                                            1998    --   1.055           --
    International Small Cap Equity II Fund
     (Division 33)                          2007 2.141   2.258    3,492,588
                                            2006 1.787   2.141    2,222,958
                                            2005 1.385   1.787    3,463,850
                                            2004 1.165   1.385      569,362
                                            2003 0.913   1.165    1,888,270
                                            2002 1.109   0.913    1,609,835
                                            2001 1.373   1.109    1,448,602
                                            2000 1.644   1.373    1,016,595
                                            1999 1.053   1.644      329,526
                                            1998    --   1.053           --
    Large Cap Value Fund (Division 40)      2007 2.179   2.238    1,549,643
                                            2006 1.844   2.179    1,144,596
                                            2005 1.700   1.844      867,705
                                            2004 1.502   1.700      818,848
                                            2003 1.183   1.502    2,114,500
                                            2002 1.348   1.183    1,155,644
                                            2001 1.378   1.348      616,161
                                            2000 1.310   1.378      343,968
                                            1999 1.248   1.310      287,197
                                            1998    --   1.248           --
    Mid Cap Growth Fund (Division 37)       2007 1.357   1.540    1,057,318
                                            2006 1.183   1.357      691,830
                                            2005 1.067   1.183    1,012,858
                                            2004 0.951   1.067    1,297,312
                                            2003 0.689   0.951    2,729,051
                                            2002 0.991   0.689    1,534,706
                                            2001 1.430   0.991    1,274,846
                                            2000 1.431   1.430      692,475
                                            1999 1.350   1.431      393,589
                                            1998    --   1.350           --
    Mid Cap Value Fund (Division 38)        2007 3.460   3.545    4,547,940
                                            2006 2.974   3.460    3,901,778
                                            2005 2.728   2.974    6,755,672
                                            2004 2.355   2.728    5,941,957
                                            2003 1.648   2.355    2,729,051
                                            2002 1.923   1.648    1,534,706
                                            2001 1.965   1.923    1,274,846
                                            2000 1.530   1.965    2,698,780
                                            1999 1.256   1.530    1,116,041
                                            1998    --   1.256           --


                                                                   Number of
                                                   Unit    Unit      Units
                                                  Value   Value   Outstanding
  Fund Name                                  Year at 1/1 at 12/31   at 12/31
  ---------                                  ---- ------ -------- ------------
    Moderate Growth Lifestyle Fund
     (Division 49)                           2007 1.906   2.068      776,491
                                             2006 1.723   1.906      497,142
                                             2005 1.591   1.723    3,389,414
                                             2004 1.436   1.591    4,148,673
                                             2003 1.168   1.436    6,133,401
                                             2002 1.308   1.168    6,168,318
                                             2001 1.392   1.308    7,634,116
                                             2000 1.405   1.392    6,590,639
                                             1999 1.187   1.405    3,491,046
                                             1998    --   1.187           --
    Money Market II Fund (Division 44)       2007 1.254   1.308    3,277,618
                                             2006 1.204   1.254    3,012,427
                                             2005 1.176   1.204    1,054,289
                                             2004 1.170   1.176    1,132,568
                                             2003 1.167   1.170    3,423,139
                                             2002 1.157   1.167    3,047,552
                                             2001 1.119   1.157    1,247,488
                                             2000    --   1.119        1,274
    Small Cap Growth Fund (Division 35)      2007 1.679   1.741      744,378
                                             2006 1.532   1.679      674,340
                                             2005 1.467   1.532    1,719,601
                                             2004 1.328   1.467    2,502,710
                                             2003 0.914   1.328    8,273,066
                                             2002 1.365   0.914    7,366,646
                                             2001 1.797   1.365    7,240,731
                                             2000 2.285   1.797    6,399,633
                                             1999 1.351   2.285    2,975,505
                                             1998    --   1.351           --
    Small Cap Value Fund (Division 36)       2007 2.557   2.370    3,811,579
                                             2006 2.160   2.557    2,590,680
                                             2005 2.031   2.160    5,333,620
                                             2004 1.708   2.031    4,604,101
                                             2003 1.231   1.708    4,450,137
                                             2002 1.411   1.231    3,382,127
                                             2001 1.322   1.411      935,911
                                             2000 1.086   1.322      152,120
                                             1999 1.167   1.086       80,739
                                             1998    --   1.167           --
    Socially Responsible Fund (Division 41)  2007 1.531   1.586    3,591,862
                                             2006 1.329   1.531    1,757,764
                                             2005 1.281   1.329    1,298,733
                                             2004 1.169   1.281    1,558,254
                                             2003 0.915   1.169    3,159,919
                                             2002 1.198   0.915    2,954,574
                                             2001 1.362   1.198    2,984,678
                                             2000 1.505   1.362    2,795,968
                                             1999 1.279   1.505    2,715,174
                                             1998    --   1.279           --
    Strategic Bond Fund (Division 59)        2007 1.923   1.996    2,667,037
                                             2006 1.778   1.923    1,756,315
                                             2005 1.700   1.778    1,694,660
                                             2004 1.543   1.700    1,456,929
                                             2003 1.296   1.543    2,017,062
                                             2002 1.220   1.296    1,159,362
                                             2001 1.107   1.220      604,606
                                             2000 1.088   1.107      148,345
                                             1999 1.051   1.088       33,066
                                             1998    --   1.051           --
  Public Funds
  AIG SunAmerica 2015 High Watermark
   (Division 81)                             2007 1.134   1.190       20,089
                                             2006 1.034   1.134       23,876
                                             2005 1.000   1.034      321,605
  AIG SunAmerica 2020 High Watermark
   (Division 82)                             2007 1.151   1.207        2,746
                                             2006 1.047   1.151        7,654
                                             2005 1.000   1.047       11,209

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                                                                  Number of
                                                  Unit    Unit      Units
                                                 Value   Value   Outstanding
  Fund Name                                 Year at 1/1 at 12/31   at 12/31
  ---------                                 ---- ------ -------- ------------
  Ariel Appreciation Fund (Division 69)     2007 1.809   1.773     6,373,849
                                            2006 1.640   1.809     6,665,028
                                            2005 1.603   1.640     9,085,472
                                            2004 1.426   1.603     9,283,122
                                            2003 1.095   1.426    14,414,655
                                            2002 1.229   1.095     9,651,112
                                            2001 1.064   1.229     2,666,627
                                            2000    --   1.064           119
  Ariel Fund (Division 68)                  2007 2.020   1.974     9,679,539
                                            2006 1.842   2.020     9,670,021
                                            2005 1.836   1.842    11,974,748
                                            2004 1.514   1.836    11,663,898
                                            2003 1.190   1.514    12,565,403
                                            2002 1.262   1.190     7,635,540
                                            2001 1.112   1.262     1,565,994
                                            2000    --   1.112            --
  Lou Holland Growth Fund (Division 70)     2007 0.988   1.074     1,367,313
                                            2006 0.945   0.988     1,599,274
                                            2005 0.958   0.945     2,090,468
                                            2004 0.867   0.958     1,878,587
                                            2003 0.683   0.867     1,996,662
                                            2002 0.875   0.683       718,560
                                            2001 0.928   0.875        72,356
                                            2000    --   0.928            --
  Vanguard LifeStrategy Conservative Growth
   Fund (Division 54)                       2007 1.550   1.644     1,176,728
                                            2006 1.413   1.550       960,607
                                            2005 1.365   1.413     3,559,902
                                            2004 1.274   1.365     3,688,296
                                            2003 1.102   1.274     9,476,600
                                            2002 1.175   1.102     7,155,948
                                            2001 1.185   1.175     5,622,110
                                            2000 1.160   1.185     4,608,676
                                            1999 1.085   1.160     3,665,491
                                            1998    --   1.085            --
  Vanguard LifeStrategy Growth Fund
   (Division 52)                            2007 1.669   1.779     2,031,848
                                            2006 1.450   1.669     2,180,003
                                            2005 1.368   1.450     5,639,072
                                            2004 1.226   1.368     7,687,043
                                            2003 0.962   1.226    37,609,185
                                            2002 1.152   0.962    32,138,316
                                            2001 1.275   1.152    26,747,154
                                            2000 1.360   1.275    20,760,221
                                            1999 1.169   1.360    15,310,158
                                            1998    --   1.169            --
  Vanguard LifeStrategy Moderate Growth
   Fund (Division 53)                       2007 1.623   1.727     2,917,032
                                            2006 1.444   1.623     2,815,554
                                            2005 1.378   1.444     9,566,499
                                            2004 1.257   1.378    11,852,735
                                            2003 1.036   1.257    48,775,655
                                            2002 1.165   1.036    42,797,007
                                            2001 1.229   1.165    35,577,427
                                            2000 1.251   1.229    28,958,521
                                            1999 1.127   1.251    22,135,061
                                            1998    --   1.127            --


                                                                 Number of
                                                 Unit    Unit      Units
                                                Value   Value   Outstanding
    Fund Name                              Year at 1/1 at 12/31   at 12/31
    ---------                              ---- ------ -------- ------------
    Vanguard Long-Term Investment-Grade
     Fund (Division 22)                    2007 2.110   2.176     1,270,669
                                           2006 2.063   2.110     1,451,598
                                           2005 1.974   2.063     2,566,630
                                           2004 1.823   1.974     3,319,915
                                           2003 1.726   1.823     6,914,295
                                           2002 1.534   1.726     6,535,896
                                           2001 1.408   1.534     5,499,147
                                           2000 1.268   1.408     3,872,413
                                           1999 1.361   1.268     3,874,406
                                           1998    --   1.361            --
    Vanguard Long-Term Treasury Fund
     (Division 23)                         2007 2.093   2.273     1,840,012
                                           2006 2.070   2.093     2,193,685
                                           2005 1.953   2.070     3,852,945
                                           2004 1.834   1.953     4,506,673
                                           2003 1.797   1.834     7,156,569
                                           2002 1.550   1.797     7,071,533
                                           2001 1.494   1.550     2,633,211
                                           2000 1.256   1.494     1,825,127
                                           1999 1.384   1.256     1,466,945
                                           1998    --   1.384            --
    Vanguard Wellington Fund (Division 25) 2007 2.730   2.934    19,078,304
                                           2006 2.396   2.730    17,194,121
                                           2005 2.262   2.396    19,100,937
                                           2004 2.052   2.262    19,953,736
                                           2003 1.714   2.052    29,224,994
                                           2002 1.856   1.714    25,923,835
                                           2001 1.797   1.856    16,402,597
                                           2000 1.642   1.797    13,742,690
                                           1999 1.586   1.642    13,813,418
                                           1998    --   1.586         9,214
    Vanguard Windsor II Fund (Division 24) 2007 2.848   2.887    18,522,732
                                           2006 2.429   2.848    17,525,237
                                           2005 2.289   2.429    28,511,819
                                           2004 1.951   2.289    28,778,096
                                           2003 1.513   1.951    40,951,351
                                           2002 1.835   1.513    34,780,852
                                           2001 1.916   1.835    23,136,739
                                           2000 1.654   1.916    18,619,663
                                           1999 1.770   1.654    18,903,967
                                           1998    --   1.770            --

Highlights
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The Portfolio Director Fixed and Variable Annuity is a Contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

Purchase Requirements: Purchase Payments may be made at any time and in any amount, subject to plan, VALIC, or Internal Revenue Code of 1986, as amended ("Code") limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. For more information on Purchase Payments, refer to the "Purchase Period."

Right to Cancel: You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that we receive your request, depending on your state law. See "Other Contract Features."


Expenses: There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct insurance charges of up to 0.85% annually of the average daily value of your Contract allocated to the Variable Account Options. See the "Fee Tables" and "Fees and Charges."


IncomeLOCK: IncomeLOCK is an optional feature designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero (the "Benefit"). Thus, IncomeLOCK may offer protection of a sure stream of income in the event of a significant market downturn or if your Account Value declines due to unfavorable investment performance.

The feature design provides for an automatic lock-in of the Contract's highest anniversary value (the maximum anniversary value or "MAV") during the first ten years from the endorsement effective date (the "Evaluation Period"). This feature guarantees lifetime withdrawals of an income stream in the manner described below, without annuitizing the Contract. If you decide not to take withdrawals under this feature, or you surrender your Contract, you will not receive the benefits of IncomeLOCK. You could pay for this feature and not need to use it. Likewise, depending on your Contract's market performance, you may never need to rely on IncomeLOCK.

IncomeLOCK is not available if you have an outstanding loan under the Contract. If you elect to take a loan after the Endorsement Date and while IncomeLock is still in effect, we will automatically terminate the Benefit.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may remove each Participant Year without a surrender charge. Please see the "Fees and Charges" section of this prospectus.

Any withdrawals taken may be subject to a 10% IRS penalty tax if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our annuity service center. Withdrawals greater than the required minimum distributions ("RMD") determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of this feature. In addition, if you have a qualified contract, tax law and the terms of the plan may restrict withdrawal amounts. Please see the "Surrender of Account Value" and "Federal Tax Matters" sections of this prospectus.

IncomeLOCK may be elected any time, provided you are age 75 or younger on the date of election. Please note that this feature and/or its components may not be available in your state. Please check with your financial advisor for availability and any additional restrictions. IncomeLOCK might not be appropriate for use with contributory qualified plans (401(k), 403(b), 457) or IRAs (traditional or Roth IRAs and SEPs) if you plan to make ongoing contributions. This is because the Benefit applies only to purchase payments made within the first two contract years if the Benefit is selected at Contract issue, or to the Account Value on the Endorsement Date if the Benefit is selected after Contract issue. We reserve the right to modify, suspend or terminate IncomeLOCK in its entirety or any component at any time for Contracts that have not yet been issued.

Federal Tax Information: Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those

--------------------------------------------------------------------------------

established under Code sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Before purchasing a deferred annuity for use in a qualified retirement plan or program, you should seek tax advice from your own tax advisor. For a more detailed discussion of these income tax provisions, see "Federal Tax Matters."

Surrender Charges: Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

Access to Your Money: You may withdraw money from your Contract during the Purchase Period. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See "Surrender of Account Value" and "Federal Tax Matters."

Loans: Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans ("IRAs"), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid).

Transfers: There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.

Transfers can be made by calling AIG Retirement's toll-free transfer service at 1-800-448-2542. For more information on account transfers, see "Transfers Between Investment Options."

Income Options: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See "Payout Period."

Death Benefits: Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The Death Benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Please note that the death benefit provisions may vary from state to state. See "Death Benefits."

Inquiries: If you have questions about your Contract, call your financial advisor or contact us at 1-800-448-2542.


 Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the Contract, as well as the risks of investing.

General Information
--------------------------------------------------------------------------------

About the Contracts

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer's plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called "Purchase Payments." The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Please refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see "Purchase Period" and "Payout Period."

About VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, AIG Life Holdings (US), Inc., formerly American General Corporation ("ALH"), a holding company and VALIC's indirect parent company, was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management.

American Home Assurance Company

The information below is applicable to you only if your Contract or Certificate was issued on or before December 31, 2006.

Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company ("American Home"), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company's Contract owners can enforce the guarantee directly.

American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time ("Point of Termination"). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.

About VALIC Separate Account A

When you direct money to the Contract's Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call "Divisions." Sixty Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the AIG Retirement Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

--------------------------------------------------------------------------------


VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the 1940 Act. Units of interest in VALIC Separate Account A are registered as securities under The Securities Act of 1933, as amended (the "1933 Act").

VALIC Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and AIG and ALH have no legal obligation to back these commitments.

Units of Interest

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

Distribution of the Contracts


The principal underwriter and distributor for VALIC Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority, unless such broker-dealers are exempt from the broker-dealer registration requirements of The Securities Exchange Act of 1934, as amended. VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of VALIC financial advisors. For more information about the Distributor, see "Distribution of Variable Annuity Contracts" in the Statement of Additional Information.


VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC's general overhead and are not charged back to employers, group employee benefit plans or plan participants.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each first-year Purchase Payment. Agents will receive commissions of approximately 1.2% for level Purchase Payments in subsequent years and up to 7% on increases in the amount of Purchase Payments in the year of the increase. In addition, the Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the "Fees and Charges" section in this prospectus.

Fixed and Variable Account Options
--------------------------------------------------------------------------------


The Contracts offer a choice from among several Variable Account Options and three Fixed Account Options. Depending on the selection made by your employer's plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned. The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns that are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

Fixed Account Options

Portfolio Director features up to three guaranteed fixed options. These options provide fixed-rate earnings and guarantee safety

--------------------------------------------------------------------------------

of principal. The guarantees are backed by the claims-paying ability of the Company, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

      Fixed Account Options               Investment Objective
      ---------------------               --------------------
      Fixed Account Plus         Invests in the general account assets
                                 of the Company. This account provides
                                 fixed-return investment growth for the
                                 long-term. It is credited with interest
                                 at rates set by VALIC. The account is
                                 guaranteed to earn at least a minimum
                                 rate of interest as shown in your
                                 Contract. Your money may be credited
                                 with a different rate of interest
                                 depending on the time period in which
                                 it is accumulated. Purchase Payments
                                 allocated to a fixed account option
                                 will receive a current rate of
                                 interest. There are limitations on
                                 transfers out of this option. If you
                                 transfer assets from Fixed Account Plus
                                 to another investment option, any
                                 assets transferred back into Fixed
                                 Account Plus within 90 days will
                                 receive a different rate of interest,
                                 than that paid for new Purchase
                                 Payments.

      Short-Term Fixed Account   Invests in the general account assets
                                 of the Company. This account provides
                                 fixed-return investment growth for the
                                 short-term. It is credited with
                                 interest at rates set by VALIC, which
                                 may be lower than the rates credited to
                                 Fixed Account Plus, above. The account
                                 is guaranteed to earn at least a
                                 minimum rate of interest as shown in
                                 your Contract. Your money may be
                                 credited with a different rate of
                                 interest depending on the time period
                                 in which it is accumulated.

      Multi-Year Enhanced Option Invests in the general account assets
       ("Multi-Year Option")     of the Company. This account is a
                                 long-term investment option, providing
                                 a guaranteed interest rate for a
                                 guaranteed period (three, five, seven,
                                 or ten years) ("MVA Term"). Please see
                                 your Contract for minimum investment
                                 amounts and other requirements and
                                 restrictions. This option may not be
                                 available in all employee plans or
                                 states. All MVA Terms may not be
                                 available. Please see your financial
                                 advisor for information on the MVA
                                 Terms that are currently offered.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month, and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. VALIC guarantees that all contributions received during a calendar month will receive that month's current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.

Variable Account Options

The Contracts enable you to participate in Divisions that represent Variable Account Options, shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. We reserve the right to limit the investment options available under your Contract if you elect IncomeLOCK.

Several of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public (retail investors) outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. These funds are listed in the front of the prospectus as "Public Funds." If your Contract is a tax-deferred Nonqualified annuity that is not part of your employer's retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Public Funds will not be available within your Contract, due to Internal Revenue Code requirements concerning investor control. Therefore, the Nonqualified annuities listed above and ineligible deferred compensation 457(f) plans and private sector top-hat plans may invest only in AIG Retirement Company I and II.

The Variable Account Options shown below include a brief description of each Fund, including its investment objective. We also show the investment adviser for each Fund, and investment sub-adviser, if applicable. Please see the separate Fund prospectuses for more detailed information on each Fund's management fees and total expenses, investment strategy and risks, as well as a history of any changes to a Fund's investment adviser or sub-adviser. You should read the prospectuses carefully before investing. Additional copies are available from AIG Retirement at 1-800-448-2542 or online at www.aigretirement.com.

--------------------------------------------------------------------------------


Please refer to your employer's retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund's prospectus.

Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well balanced and diversified investment portfolio. As just one example, investing more than 20% of an investor's total retirement savings in any one company or industry may cause that individual's retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk. The United States Department of Labor provides many plan sponsors and participants with helpful information about the importance of diversification at: www.dol.gov/ebsa/investing.html.

AIG SunAmerica Asset Management Corp. and AIG Global Investment Corp. are each affiliated with the adviser, VALIC, due to common ownership. Please note that the Ariel Fund and Ariel Appreciation Fund are not available in any 457 plans, except by special arrangement.

Variable Account Options                        Investment Objective                           Adviser and Sub-Adviser
------------------------                        --------------------                           -----------------------
AIG SunAmerica           Each High Watermark Fund seeks capital appreciation to the         Adviser: Trajectory Asset
2015 High Watermark Fund extent consistent with preservation of capital investment gains in Management LLC order to have a net asset value ("NAV") on its Protected Maturity
AIG SunAmerica           Date at least equal to the Protected High Watermark Value. Each    (AIG SunAmerica Asset
2020 High Watermark Fund High Watermark Fund seeks high total return as a secondary         Management Corp. is the daily
                         objective.                                                         business manager.)

                         If you hold your Variable Investment Option Units until the
                         Protected Maturity Date, you will be entitled to redeem your shares for no less than the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High
                         Watermark Fund reaching this value, and any extraordinary
                         expenses, and increased by appreciation in share value
                         subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

                         The Protected Maturity Date for each High Watermark Fund is:
                         2015 High Watermark Fund            August 31, 2015
                         2020 High Watermark Fund            August 31, 2020

                         If you may need access to your money at any point prior to the
                         Protected Maturity Date, you should consider the
                         appropriateness of investing in the High Watermark Funds.
                         Investors who redeem before the Protected Maturity Date will receive the current Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the initial investment.

                         An investment in the High Watermark Funds may not be
                         appropriate for persons enrolled in Guided Portfolio Services/SM/, an investment advisory product offered by AIG Retirement
                         Advisors, Inc.

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    Variable Account Options                             Investment Objective
    ------------------------                             --------------------
Ariel Appreciation Fund -- a     Seeks long-term capital appreciation by investing primarily in the series of Ariel Investment Trust stocks of medium-sized companies with market capitalizations between $2.5 billion and $15 billion at the time of initial purchase.

Ariel Fund -- a series of Ariel  Seeks long-term capital appreciation by investing primarily in
Investment Trust                 the stocks of small companies with a market capitalization generally between $1 billion and $5 billion at the time of initial purchase.

Lou Holland Growth Fund          The fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. The fund will invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Vanguard LifeStrategy            Seeks to provide current income and low to moderate capital
Conservative Growth Fund         appreciation. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 40% of assets to bonds, 20% to short-
                                 term fixed income investments, and 40% to common stocks.
                                 The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                 investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Vanguard LifeStrategy            Seeks to provide capital appreciation and some current income.
Growth Fund                      This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to common stocks and 20% to bonds.
                                 The fund's indirect stock holdings consist substantially of large-
                                 cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.
                                 stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S.
                                 government, agency, and investment-grade corporate bonds,
                                 as well as mortgage-backed and asset-backed securities.

Vanguard LifeStrategy            Seeks to provide capital appreciation and a low to moderate
Moderate Growth Fund             level of current income. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to common stocks and 40% to bonds. The fund's indirect stock
                                 holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
                                 The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                 investment-grade corporate bonds, as well as mortgage-
                                 backed securities.

Vanguard Long-Term               Seeks to provide a high and sustainable level of current income
Investment-Grade Fund            by investing in a variety of high quality and, to a lesser extent, medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Vanguard Long-Term               Seeks to provide a high and sustainable level of current income
Treasury Fund                    by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

                        Investment Objective                            Adviser and Sub-Adviser
                        --------------------                            -----------------------
Seeks long-term capital appreciation by investing primarily in the    Adviser: Ariel Capital
stocks of medium-sized companies with market capitalizations          Management, LLC
between $2.5 billion and $15 billion at the time of initial purchase.

Seeks long-term capital appreciation by investing primarily in        Adviser: Ariel Capital
the stocks of small companies with a market capitalization            Management, LLC
generally between $1 billion and $5 billion at the time of
initial purchase.

The fund primarily seeks long-term growth of capital. The receipt     Adviser: Holland Capital
of dividend income is a secondary consideration. The fund will        Management, LLC
invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Seeks to provide current income and low to moderate capital           The fund does not employ an
appreciation. This is a fund of funds, investing in other Vanguard    investment adviser. Instead,
mutual funds according to a fixed formula that typically results      the fund's Board of Trustees
in an allocation of about 40% of assets to bonds, 20% to short-       decides how to allocate the
term fixed income investments, and 40% to common stocks.              fund's assets among the
The fund's indirect bond holdings are a diversified mix of short-,    underlying funds.
intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Seeks to provide capital appreciation and some current income.        The fund does not employ an
This is a fund of funds, investing in other Vanguard mutual funds     investment adviser. Instead,
according to a fixed formula that typically results in an allocation  the fund's Board of Trustees
of about 80% of assets to common stocks and 20% to bonds.             decides how to allocate the
The fund's indirect stock holdings consist substantially of large-    fund's assets among the
cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.       underlying funds.
stocks and foreign stocks. Its indirect bond holdings are a
diversified mix of short-, intermediate- and long-term U.S.
government, agency, and investment-grade corporate bonds,
as well as mortgage-backed and asset-backed securities.

Seeks to provide capital appreciation and a low to moderate           The fund does not employ an
level of current income. This is a fund of funds, investing in        investment adviser. Instead,
other Vanguard mutual funds according to a fixed formula that         the fund's Board of Trustees
typically results in an allocation of about 60% of assets to          decides how to allocate the
common stocks and 40% to bonds. The fund's indirect stock             fund's assets among the
holdings consist substantially of large-cap U.S. stocks and, to a     underlying funds.
lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, as well as mortgage-
backed securities.

Seeks to provide a high and sustainable level of current income       Adviser: Wellington
by investing in a variety of high quality and, to a lesser extent,    Management Company, LLP
medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Seeks to provide a high and sustainable level of current income       Adviser: The Vanguard Group
by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

--------------------------------------------------------------------------------

 Variable Account Options                          Investment Objective                           Adviser and Sub-Adviser
 ------------------------                          --------------------                           -----------------------
Vanguard Wellington Fund    Seeks to provide long-term capital appreciation and reasonable     Adviser: Wellington
                            current income by investing in dividend-paying, and, to a lesser   Management Company, LLP
                            extent, non-dividend-paying common stocks of established
                            medium- and large-sized companies. In choosing these
                            companies, the Adviser seeks those that appear to be
                            undervalued but which have prospects to improve. The fund
                            also invests in investment grade corporate bonds, with some exposure to U.S. Treasury, government agency and
                            mortgage-backed securities.

Vanguard Windsor II Fund    Seeks to provide long-term capital appreciation and income. The    Advisers: Armstrong, Shaw
                            fund invests mainly in large- and mid-sized companies whose        Associates, Inc.; Barrow,
                            stocks are considered by an adviser to be undervalued.             Hanley, Mewhinney &
                                                                                               Strauss, Inc.; Equinox Capital
                                                                                               Management, LLC; Hotchkis
                                                                                               and Wiley Capital
                                                                                               Management, LLC; Tukman
                                                                                               Capital Management, Inc.; and
                                                                                               The Vanguard Group

AIG Retirement Company I

Asset Allocation Fund       Seeks maximum aggregate rate of return over the long term          Adviser: VALIC
                            through controlled investment risk by adjusting its investment     Sub-Adviser: AIG Global
                            mix among stocks, long-term debt securities and short-term         Investment Corp.
                            money market securities.

Blue Chip Growth Fund       Seeks long-term capital growth by investing in the common          Adviser: VALIC
                            stocks of large and medium-sized blue chip growth companies.       Sub-Adviser: T. Rowe Price
                            Income is a secondary objective.                                   Associates, Inc.

Broad Cap Value Income Fund Seeks total return through capital appreciation with income as a   Adviser: VALIC
                            secondary objective by investing primarily in equity securities of Sub-Adviser: Barrow, Hanley,
                            U.S. large- and medium-capitalization companies that are           Mewhinney & Straus, Inc.
                            undervalued.

Capital Conservation Fund   Seeks the highest possible total return consistent with the        Adviser: VALIC
                            preservation of capital through current income and capital gains   Sub-Adviser: AIG Global
                            on investments in intermediate- and long-term debt instruments     Investment Corp.
                            and other income producing securities.

Core Equity Fund            Seeks long-term growth of capital through investment primarily     Adviser: VALIC
                            in the equity securities of large-cap quality companies with long- Sub-Adviser: BlackRock
                            term growth potential.                                             Financial Management, LLC

Core Value Fund             Seeks capital growth by investing in common stocks, though the     Adviser: VALIC
                            fund may invest in securities other than stocks. Current income    Sub-Adviser: American
                            is a secondary objective. Two investment strategies will be        Century Investment
                            utilized. Half of the assets will be managed by employing a        Management, Inc.
                            quantitative income and growth investment strategy, while the remainder of the assets will be managed using a portfolio
                            optimization technique. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk. The sub-adviser also attempts to create a dividend yield for the fund that will be greater than that of the
                            S&P 500(R) Index.

--------------------------------------------------------------------------------

  Variable Account Options                           Investment Objective                            Adviser and Sub-Adviser
  ------------------------                           --------------------                            -----------------------
Foreign Value Fund           Seeks long-term growth of capital by investing primarily in equity    Adviser: VALIC
                             securities of companies located outside the U.S., including           Sub-Adviser: Templeton
                             emerging markets.                                                     Global Advisors Limited

Global Equity Fund           Seeks capital appreciation by investing primarily in mid-cap and      Adviser: VALIC
                             large-cap companies with market capitalizations in excess of          Sub-Adviser: Putnam
                             $1 billion, although it can invest in companies of any size.          Investment Management, LLC

Global Social Awareness Fund Seeks to obtain growth of capital through investment, primarily       Adviser: VALIC
(formerly Social             in common stocks, in companies which meet the social criteria         Sub-Adviser: AIG Global
Awareness Fund)              established for the fund. The fund will typically invest in stocks of Investment Corp.
                             large capitalization companies domiciled in the U.S., Europe,
                             Japan and other developed markets. The fund does not invest in companies that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the production of products that have a severe impact on the environment; labor relations/labor disputes; or that have
                             operations in countries with significant human rights concerns.

Global Strategy Fund         Seeks high total return by investing in equity securities of          Adviser: VALIC
                             companies in any country, fixed income (debt) securities of           Sub-Adviser: Franklin
                             companies and governments of any country, and in money                Advisors, Inc. and Templeton
                             market instruments.                                                   Investment Counsel, LLC

Government Securities Fund   Seeks high current income and protection of capital through           Adviser: VALIC
                             investments in intermediate- and long-term U.S. government and        Sub-Adviser: AIG Global
                             government-sponsored debt securities.                                 Investment Corp.

Growth Fund (formerly VALIC  Seeks long-term capital growth by using distinct investment           Adviser: VALIC
Ultra Fund)                  strategies: a growth strategy (investing primarily in larger sized    Sub-Adviser: American
                             U.S. companies); a disciplined growth strategy utilizing              Century Global Investment
                             quantitative management techniques; and a global growth               Management, Inc.
                             strategy (investing primarily in equity securities of issuers located in developed countries world-wide including the U.S.).

Growth & Income Fund         Seeks to provide long-term growth of capital and secondarily,         Adviser: VALIC
                             current income, through investment in common stocks and               Sub-Adviser: AIG SunAmerica
                             equity-related securities.                                            Asset Management Corp.

Health Sciences Fund         Seeks long-term capital growth through investments primarily in       Adviser: VALIC
                             the common stocks of companies engaged in the research,               Sub-Adviser: T. Rowe Price
                             development, production, or distribution of products or services      Associates, Inc.
                             related to health care, medicine, or the life sciences.

Inflation Protected Fund     Seeks maximum real return, consistent with appreciation of            Adviser: VALIC
                             capital and prudent investment management. The fund invests in        Sub-Adviser: AIG Global
                             inflation-indexed fixed income securities issued by U.S. and non-     Investment Corp.
                             U.S. governments and corporations.

International Equities Fund  Seeks to provide long-term growth of capital through                  Adviser: VALIC
                             investments primarily in a diversified portfolio of equity and        Sub-Adviser: AIG Global
                             equity-related securities of foreign issuers that, as a group, the    Investment Corp.
                             Sub-Adviser believes may provide investment results closely corresponding to the performance of the Morgan Stanley Capital
                             International, Europe, Australasia and the Far East Index.

--------------------------------------------------------------------------------

  Variable Account Options                            Investment Objective                           Adviser and Sub-Adviser
  ------------------------                            --------------------                           -----------------------
International Government      Seeks high current income through investments primarily in           Adviser: VALIC
Bond Fund                     investment grade debt securities issued or guaranteed by foreign     Sub-Adviser: AIG Global
                              governments. This fund is classified as "non-diversified" because    Investment Corp.
                              it expects to concentrate in certain foreign government
                              securities. Also, the fund attempts to have all of its investments payable in foreign securities. The fund may convert its cash to foreign currency.

International Growth I Fund   Seeks capital growth through investments primarily in equity         Adviser: VALIC
                              securities of issuers in developed foreign countries. The Sub-       Sub-Adviser: American
                              Adviser uses an investment strategy it developed to invest in        Century Global Investment
                              stocks it believes will increase in value over time.                 Management, Inc., Invesco
                                                                                                   Aim Capital Management, Inc.
                                                                                                   and Massachusetts Financial
                                                                                                   Services Company

Large Cap Core Fund           Seeks capital growth with the potential for current income by        Adviser: VALIC
                              investing in the common stocks of large-sized U.S. companies         Sub-Adviser: Evergreen
                              (i.e., companies whose market capitalization falls within the        Investment Management
                              range tracked in the Russell 1000(R) Index).                         Company, LLC

Large Capital Growth Fund     Seeks to provide long-term growth of capital by investing in         Adviser: VALIC
                              securities of large-cap companies (i.e., companies whose market      Sub-Adviser: Invesco Aim
                              capitalization falls within the range tracked in the Russell 1000(R) Capital Management, Inc. and
                              Index).                                                              AIG SunAmerica Asset
                                                                                                   Management Corp.

Mid Cap Index Fund            Seeks to provide growth of capital through investments primarily     Adviser: VALIC
                              in a diversified portfolio of common stocks that, as a group, are    Sub-Adviser: AIG Global
                              expected to provide investment results closely corresponding to      Investment Corp.
                              the performance of the S&P MidCap 400(R) Index.

Mid Cap Strategic Growth Fund Seeks long-term capital growth by investing primarily in growth-     Adviser: VALIC
(formerly Mid Capital         oriented equity securities of U.S. mid-cap companies and, to a       Sub-Adviser: Morgan Stanley
Growth Fund)                  limited extent, foreign companies.                                   Investment Management, Inc.
                                                                                                   d/b/a Van Kampen and Brazos
                                                                                                   Capital Management, LP

Money Market I Fund           Seeks liquidity, protection of capital and current income through    Adviser: VALIC
                              investments in short-term money market instruments.                  Sub-Adviser: AIG SunAmerica
                                                                                                   Asset Management Corp.

Nasdaq-100(R) Index Fund      Seeks long-term capital growth through investments in the            Adviser: VALIC
                              stocks that are included in the Nasdaq-100 Index(R). The fund is a   Sub-Adviser: AIG Global
                              non-diversified fund, meaning that it can invest more than 5% of     Investment Corp.
                              its assets in the stock of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.

Real Estate Fund              Seeks high total return through long-term growth of capital and      Adviser: VALIC
                              current income by investing primarily in a diversified portfolio of  Sub-Adviser: Invesco Aim equity investments in real estate and real estate-related companies. Capital Management, Inc. and
                                                                                                   Goldman Sachs Asset
                                                                                                   Management, L.P.

--------------------------------------------------------------------------------

  Variable Account Options                            Investment Objective                            Adviser and Sub-Adviser
  ------------------------                            --------------------                            -----------------------
Science & Technology Fund     Seeks long-term capital appreciation through investments             Adviser: VALIC
                              primarily in the common stocks of companies that are expected        Sub-Adviser: T. Rowe Price
                              to benefit from the development, advancement, and use of             Associates, Inc., RCM Capital
                              science and technology. Several industries are likely to be          Management LLC and
                              included, such as electronics, communications, e-commerce,           Wellington Management
                              information services, media, life sciences and health care,          Company, LLP
                              environmental services, chemicals and synthetic materials, defense and aerospace, nanotechnology, energy equipment and services and electronic manufacturing.

Small Cap Aggressive          Seeks capital growth by investing in equity securities of small      Adviser: VALIC
Growth Fund                   U.S. companies (i.e., companies whose market capitalization falls    Sub-Adviser: Wells Capital
                              within the Russell 2000(R) Index).                                   Management Incorporated

Small Cap Fund                Seeks to provide long-term capital growth by investing primarily     Adviser: VALIC
                              in the stocks of small companies, with market capitalizations at     Sub-Adviser: Invesco Aim
                              the time of purchase which fall 1) within or below range of          Capital Management, Inc.,
                              companies in either the current Russell 2000(R) or S&P SmallCap      T. Rowe Price Associates, Inc.
                              600(R) Indices, or 2) below the three-year average maximum           and Bridgeway Capital
                              market cap of companies in the index as of December 31 of the        Management, Inc.
                              three preceding years.

Small Cap Index Fund          Seeks to provide growth of capital through investment primarily      Adviser: VALIC
                              in a diversified portfolio of common stocks that, as a group, the    Sub-Adviser: AIG Global
                              Sub-Adviser believes may provide investment results closely          Investment Corp.
                              corresponding to the performance of the Russell 2000(R) Index.

Small Cap Special Values Fund Seeks to produce growth of capital by investing primarily in         Adviser: VALIC
                              common stocks of small U.S. companies.                               Sub-Adviser: Evergreen
                                                                                                   Investment Management
                                                                                                   Company and Putnam
                                                                                                   Investment Management, LLC

Small-Mid Growth Fund         Seeks to achieve its investment goal by investing primarily in       Adviser: VALIC
(formerly Small Cap Strategic stocks of U.S. companies with small and medium market                Sub-Adviser: Evergreen
Growth Fund)                  capitalizations that the sub-adviser believes have the potential for Investment Management
                              above average growth.                                                Company, LLC

Stock Index Fund              Seeks long-term capital growth through investment in common          Adviser: VALIC
                              stocks that, as a group, are expected to provide investment          Sub-Adviser: AIG Global
                              results closely corresponding to the performance of the              Investment Corp.
                              S&P 500(R) Index.

Value Fund                    Seeks capital appreciation through investments primarily in          Adviser: VALIC
                              common stocks of large U.S. companies, focusing on value             Sub-Adviser:
                              stocks that the Sub-Adviser believes are currently undervalued by    OppenheimerFunds, Inc.
                              the market.

AIG Retirement Company II

Aggressive Growth             Seeks growth through investments in a combination of the             Adviser: VALIC
Lifestyle Fund                different funds offered in AIG Retirement Company I and AIG          Sub-Adviser: AIG Global
                              Retirement Company II. The indirect holdings for this fund of        Investment Corp.
                              funds are primarily in equity securities of domestic and foreign companies of any market capitalization, and fixed-income
                              securities of domestic issuers.

--------------------------------------------------------------------------------

   Variable Account Options                            Investment Objective                           Adviser and Sub-Adviser
   ------------------------                            --------------------                           -----------------------
Capital Appreciation Fund      Seeks long-term capital appreciation by investing primarily in a     Adviser: VALIC
                               broadly diversified portfolio of stocks and other equity securities  Sub-Adviser: Bridgeway
                               of U.S. companies.                                                   Capital Management, Inc.

Conservative Growth            Seeks current income and low to moderate growth of capital           Adviser: VALIC
Lifestyle Fund                 through investments in a combination of the different funds          Sub-Adviser: AIG Global
                               offered in AIG Retirement Company I and AIG Retirement               Investment Corp.
                               Company II. The indirect holdings for this fund of funds are primarily in fixed-income securities of domestic and foreign issuers and equity securities of domestic companies.

Core Bond Fund                 Seeks the highest possible total return consistent with the          Adviser: VALIC
                               conservation of capital through investments in medium- to high-      Sub-Adviser: AIG Global
                               quality fixed income securities. These securities include            Investment Corp.
                               corporate debt securities of domestic and foreign companies, securities issued or guaranteed by the U.S. government, and mortgage-backed, or asset-backed securities.


High Yield Bond Fund           Seeks the highest possible total return and income consistent        Adviser: VALIC
                               with conservation of capital through investment in a diversified     Sub-Adviser: AIG Global
                               portfolio of high yielding, high risk fixed income securities. These Investment Corp.
                               securities are in below-investment-grade junk bonds.

International Small Cap        Seeks to provide long-term capital appreciation through equity       Adviser: VALIC
Equity Fund                    and equity-related securities of small cap companies throughout      Sub-Adviser: AIG Global
                               the world, excluding the U.S.                                        Investment Corp.

Large Cap Value Fund           Seeks to provide total returns that exceed over time the Russell     Adviser: VALIC
                               1000(R) Value Index through investment in equity securities. The     Sub-Adviser: SSgA Funds
                               Russell 1000(R) Value Index is a sub-index of the Russell 3000(R)    Management, Inc.
                               Index, which follows the 3,000 largest U.S. companies, based on total market capitalization.

Mid Cap Growth Fund            Seeks long-term capital appreciation principally through             Adviser: VALIC
                               investments in medium-capitalization equity securities, such as      Sub-Adviser: Invesco Aim
                               common and preferred stocks and securities convertible into          Capital Management, Inc.
                               common stocks. The Sub-Adviser defines mid-sized companies as companies that are included in the Russell MidCap(R) Index.

Mid Cap Value Fund             Seeks capital growth, through investment in equity securities of     Adviser: VALIC
                               medium capitalization companies using a value-oriented               Sub-Adviser: FAF Advisors,
                               investment approach. Mid-capitalization companies include            Inc. and Wellington
                               companies with a market capitalization equaling or exceeding         Management Company, LLP
                               $500 million, but not exceeding the largest market capitalization of the Russell MidCap(R) Index range.

Moderate Growth Lifestyle Fund Seeks growth and current income through investments in a             Adviser: VALIC
                               combination of the different funds offered in AIG Retirement         Sub-Adviser: AIG Global
                               Company I and AIG Retirement Company II. This fund of funds          Investment Corp.
                               indirect holdings are primarily in domestic and foreign fixed-
                               income securities and equity securities of domestic large-
                               capitalizations companies.

Money Market II Fund           Seeks liquidity, protection of capital and current income through    Adviser: VALIC
                               investments in short-term money market instruments.                  Sub-Adviser: AIG SunAmerica
                                                                                                    Asset Management Corp.

Small Cap Growth Fund          Seeks long-term capital growth through investments primarily in      Adviser: VALIC
                               the equity securities of small companies with market caps at the     Sub-Adviser: JPMorgan
                               time of purchase, equal to or less than the largest company in       Investment Management Inc.
                               the Russell 2000(R) Index during most recent 12-month period.

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Variable Account Options                          Investment Objective                           Adviser and Sub-Adviser
------------------------                          --------------------                           -----------------------
Small Cap Value Fund      Seeks to provide maximum long-term return, consistent with            Adviser: VALIC
                          reasonable risk to principal, by investing primarily in securities of Sub-Adviser: JPMorgan
                          small-capitalization companies in terms of revenue and/or market      Investment Advisors, Inc.
                          capitalization. Small-cap companies are companies whose
                          market capitalization is equal to or less than the largest company in the Russell 2000(R) Index during the most recent 12-month period.

Socially Responsible Fund Seeks to obtain growth of capital through investment, primarily       Adviser: VALIC
                          in equity securities, of companies which meet the social criteria     Sub-Adviser: AIG Global
                          established for the fund. The fund does not invest in companies       Investment Corp.
                          that are significantly engaged in the production of nuclear energy; the manufacture of weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the
                          production of products that significantly pollute the environment;
                          labor relations/labor disputes; or significant workplace violations.

Strategic Bond Fund       Seeks the highest possible total return and income consistent         Adviser: VALIC
                          with conservation of capital through investment in a diversified      Sub-Adviser: AIG Global
                          portfolio of income producing securities. The fund invests in a       Investment Corp.
                          broad range of fixed-income securities, including investment-
                          grade bonds, U.S. government and agency obligations,
                          mortgage-backed securities, and U.S., Canadian, and foreign high risk, high yield bonds.

A detailed description of the fees, investment objective, strategy, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.aigretirement.com.

Purchase Period
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The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

Account Establishment

You may establish an account through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts ("individual contracts").

The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000.00. Minimum initial and subsequent Purchase Payments are as follows:

                                       Initial Subsequent
                      Contract Type    Payment  Payment
                      -------------    ------- ----------
                      Periodic Payment $   30     $ 30
                      Single Payment.. $1,000      -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

When an initial Purchase Payment is accompanied by an application, within 2 Business Days we will:

  . Accept the application and establish your account. We will also apply your Purchase Payment by crediting the amount, on the date we accept your application, to the Fixed or Variable Account Option selected; or

  .   Reject the application and return the Purchase Payment; or

  . Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, on the date we accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

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If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

Return Purchase Payments. If we do not have your name, address or Social Security Number ("SSN"), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

Employer-Directed Account. If we have your name, address and SSN and we have an Employer-Directed Account Agreement with your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in a Money Market Division, or other investment options chosen by your employer. You may not transfer these amounts until VALIC has received a completed application or enrollment form; or

Starter Account. If we have your name, address and SSN, but we do not have an Employer-Directed Account Agreement with your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option available for your plan or other investment options chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

When Your Account Will Be Credited

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received by our bank by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after 4:00 p.m. Eastern time will be credited the next Business Day.

Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

Purchase Units

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following the close of regular trading of the NYSE, normally 4:00 p.m. Eastern time. Note that the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Purchase Units may be shown as "Number of Shares" and the Purchase Unit Values may be shown as "Share Price" on some account statements. See "Purchase Unit Value" in the SAI for more information and an illustration of the calculation of the unit value.

Calculation of Value for Fixed Account Options

The Fixed Account Plus and the Short-Term Fixed Accounts are part of the Company's general assets. The Multi-Year Option may be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "General Information" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

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The value of your Fixed Account Option is calculated on a given Business Day as shown below:

              Value of Your Fixed Account Options*
          =   (equals)
              All Purchase Payments made to the Fixed Account Options
          +   (plus)
              Amounts transferred from Variable Account Options to the Fixed Account Options
          +   (plus)
              All interest earned
          -   (minus)
              Amounts transferred or withdrawn from Fixed Account
              Options (including applicable fees and charges)

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* This value may be subject to a market value adjustment under the Multi-Year Option.

Calculation of Value for Variable Account Options

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the "General Information, Variable Account Options" section in this prospectus and in each Mutual Fund's prospectus. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See "Fees and Charges." Your account will be credited with the applicable number of Purchase Units. If the Purchase Payment is in good order as described and is received by our bank by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day's Purchase Unit value. Purchase Payments in good order received by our bank after 4:00 p.m. Eastern time will be credited the next Business Day and will receive the next Business Day's Purchase Unit value. Because Purchase Unit values for each Mutual Fund change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

Premium Enhancement Credit

From time to time, VALIC may offer a 2% and 4% premium enhancement credit ("Premium Enhancement") to a Participant meeting certain criteria as described below. The Premium Enhancement will be added to the Account Value as earnings, allocated to the Fixed and Variable Account Options in the same manner as the Participant's contributions or Eligible Deposits to the account.

Eligibility Criteria -- 4% Premium Enhancement Credit

Participants. An "Eligible Participant" is a Participant employed in the K-12 market (educators and administrators and other employees eligible to participate in a 403(b) or 457(b) program in elementary and secondary schools) who opens a new 403(b) or 457(b) Portfolio Director account with VALIC and who is no longer in the free look period. A "new" 403(b) or 457(b) account is an account that is the Participant's first annuity account on the VALIC Portfolio Director recordkeeping system.

Contributions. A Premium Enhancement of 4% will be paid following the receipt and crediting of "First-Year" contributions made to the new account that are received and credited by VALIC, for a period of one year, beginning as of the date of the first contribution made to the new account in accordance with a salary reduction arrangement, on or after the endorsement effective date. A First-Year contribution does not include amounts rolled over or directly transferred to VALIC from another retirement contract or program, or to amounts attributable to employer contributions.

Contracts. This program is available only to certain 403(b) or 457(b) Portfolio Director accounts at this time. This does not include Contracts that are subject to the Employee Retirement Income Security Act of 1974 ("ERISA") or group Contracts that require permission or notice to offer this Premium Enhancement.

Eligibility Criteria -- 2% Premium Enhancement Credit

Participants. An "Eligible Participant" is any Participant, new or existing, with a Portfolio Director account in the nonqualified, IRA or K-12 markets. The K-12 market includes educators, administrators and other employees eligible to participate in a 403(b) or 457(b) program in elementary and secondary schools.

Rollover Deposits. A Premium Enhancement of 2% will be paid following the receipt and crediting of Purchase Payments of $50,000 or more that are rolled over or transferred directly to VALIC from a non-VALIC retirement contract or program ("Eligible Deposit") on or after the endorsement effective date. We will total all such Eligible Deposits that we receive within a 90-day period in order to meet the $50,000 minimum requirement. An Eligible Deposit does not include a periodic Purchase Payment made to the Contract under a salary reduction arrangement; a Purchase Payment attributable to employer contributions; or a transfer or exchange from any other VALIC product. Eligibility for the Premium Enhancement will immediately end if an Eligible Participant takes a withdrawal from the Contract any time after we credit a Premium Enhancement to the Account Value. Participants may not transfer amounts in and out of a Contract to receive multiple bonuses on the same monies.

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Contracts. This program is available only to Portfolio Director accounts in the nonqualified, IRA or K-12 markets at this time. This does not include the Portfolio Director Freedom Plus IRA Contract; or Contracts that are subject to ERISA; or group Contracts that require permission or notice to offer this Premium Enhancement.

Important Information Applicable to Either Premium Enhancement Credit

The Premium Enhancement will not be counted as premium for contribution limits and is not considered to be an "Eligible Purchase Payment" for the IncomeLOCK program; however, any earnings on the Premium Enhancement will be included as a part of the Anniversary Value. The Premium Enhancement will be immediately available for withdrawal, annuitization or payment of a death benefit; thus, the participant will be vested in the amount of the Premium Enhancement. The Premium Enhancement and any gains or losses attributable to it will be treated as "earnings" for all purposes under the Contract. As such, the Premium Enhancement will be subject to all of the rights and limitations that would otherwise apply under the Contract to earnings, gains or other credits. We may offer this Premium Enhancement program for certain periods each year. We reserve the right to modify, suspend or terminate the Premium Enhancement for Contracts that have not yet been issued. Additionally, we reserve the right to withhold payment of the Premium Enhancement until the expiration of the Contract's free look period. The Premium Enhancement may not be available in all states or through the broker-dealer with which your financial advisor is affiliated. Please check with your financial advisor for availability and any other restrictions.

Stopping Purchase Payments

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

IncomeLOCK

IncomeLOCK is a living benefit option available with VALIC's Portfolio Director Fixed and Variable Annuity Contracts. It is a guaranteed minimum withdrawal benefit that protects against market downturns and allows you to receive an income based on your Contract's highest anniversary value during the benefit's first 10 years, as more fully described below.

IncomeLOCK automatically locks-in the highest Anniversary Value (the MAV) during the first 10 years after it is elected (each, a "Benefit Year") and guarantees annual withdrawals based on the MAV over the period that the Benefit is in effect. You may be able to extend the MAV Evaluation Period for an additional ten years as discussed below (an "Extension"). Additionally, you may take withdrawals over the lifetime of the owner as more fully described below.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the maximum annual withdrawal percentage of 5% in any Benefit Year. You may begin taking withdrawals under the Benefit immediately following the date the Endorsement is issued for your Contract (the "Endorsement Date"). See "Surrender of Account Value" for more information regarding the effects of withdrawals on the components of the Benefit and a description of the effect of RMDs on the Benefit.

The table below is a summary of the IncomeLOCK feature and applicable components of the Benefit.

                                    Maximum                 Maximum
                                     Annual     Initial      Annual
                                   Withdrawal   Minimum    Withdrawal
                                   Percentage  Withdrawal  Percentage
                                     Prior    Period Prior     if
                                     to any      to Any    Extension
          Time of First Withdrawal Extension   Extension   is Elected
          ------------------------ ---------- ------------ ----------
          Before 5th Benefit
            Year anniversary......      5%       20 Years       5%
          On or after 5th Benefit
            Year anniversary......      7     14.28 Years       7
          On or after 10th Benefit
            Year anniversary......     10        10 Years       7
          On or after 20th Benefit
            Year anniversary......     10        10 Years      10
          On or after the Contract            Life of the
            owner's                              Contract
            65th birthday.........      5           owner*      5

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* Lifetime withdrawals are available so long as your withdrawals remain within the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year, and if the excess is not solely a result of RMDs attributable to this Contract, lifetime withdrawals will

--------------------------------------------------------------------------------

  no longer be available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

Calculation of the value of each component of the Benefit

First, we determine the Benefit Base. If IncomeLOCK is selected after Contract issue, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1 million without our prior approval. If IncomeLOCK is selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000. In addition, if IncomeLOCK is selected at Contract issue, the amount of Purchase Payments received during the first two years after your Endorsement Date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base. Any Purchase Payments we receive after your Endorsement Date, if IncomeLOCK is selected after Contract issue (or more than two years after your Endorsement Date, if IncomeLOCK is selected at Contract issue) are considered Ineligible Purchase Payments. Eligible Purchase Payments are limited to $1 million without our prior approval.

On each Benefit Anniversary throughout the MAV Evaluation Period, the Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current Benefit Base and any previous year's Anniversary Value. Other than reductions made for withdrawals (including excess withdrawals), the Benefit Base will only be adjusted upwards. Note that during the MAV Evaluation Period the Benefit Base will never be lowered if Anniversary Values decrease as a result of investment performance. For effects of withdrawals on the Benefit Base, see the "Surrender of Account Value" section in this prospectus.

Second, we consider the Maximum Anniversary Value (MAV) Evaluation Period, which begins on the Endorsement Date (the date that we issue the Benefit Endorsement to your Contract) and ends on the 10th anniversary of the Endorsement Date. Upon the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

Third, we determine the Anniversary Value, which equals your Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value.

Fourth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year without creating an excess withdrawal and is an amount calculated as a percentage of the Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal, or, for lifetime withdrawals, the age of the owner when the first withdrawal is taken. Applicable percentages are shown in the IncomeLOCK summary table above. If the Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that Benefit Anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new Benefit Base. If the Benefit Base is increased as a result of Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

Lastly, we determine the Minimum Withdrawal Period, which is the minimum period over which you may take withdrawals under this feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin, and is re-calculated when the Benefit Base is adjusted to a higher Anniversary Value by dividing the Benefit Base by the Maximum Annual Withdrawal Amount. Please see the IncomeLOCK summary table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals. For effects of withdrawals on the Minimum Withdrawal Period, see the Minimum Withdrawal Period chart below in the "Surrender of Account Value" section of this prospectus.

Cancellation of IncomeLOCK

IncomeLOCK may be cancelled on the 5th Benefit Anniversary, the 10th Benefit Anniversary, or any Benefit Anniversary thereafter. Once IncomeLOCK is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect IncomeLOCK after cancellation.

Automatic Termination of IncomeLOCK

The feature automatically terminates upon the occurrence of one of the following:

1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

2. Full or partial annuitization of the Contract; or

3. Full surrender of the Contract; or

4. A death benefit is paid, or

5. You elect to take a loan from the Contract; or

6. Your spousal Beneficiary elects to continue the Contract without IncomeLOCK.

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We also reserve the right to terminate the feature if Withdrawals in excess of the Maximum Annual Withdrawal amount in any Benefit Year reduce the Benefit Base by 50% or more.

Lifetime withdrawals will not be available in the event of:

1. An ownership change which results in a change of the older owner;* or

2. Withdrawals prior to the 65th birthday of the owner; or

3. Death of the owner; or

4. A withdrawal in excess of the 5% Maximum Annual Withdrawal Amount.**
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* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** However, if an RMD withdrawal for this Contract exceeds the Maximum Annual
   Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated as long as withdrawals of RMDs are determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account. See the "Surrender of Account Value" section in this prospectus.

Transfers Between Investment Options
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You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted on www.aigretirement.com.

During the Purchase Period -- Policy Against Market Timing and Frequent
Transfers

VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or "market timing" organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading also raises fund expenses, such as recordkeeping and transaction costs, and harms fund performance. Further, excessive trading of any amount, including amounts less than $5,000, harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share.

Therefore, during the Purchase Period, you may make up to 15 transfers per calendar year between Account Options. These transfers may be submitted via the internet or by telephone. Multiple transfers between Account Options on the same day will be counted as a single transfer for purposes of applying this limitation. Transfers in excess of this limit may be required to be submitted in writing by regular U.S. mail and/or you may be restricted to one transfer every 30 days. Transfers resulting from your participation in the Guided Portfolio Services/SM/ Portfolio Manager Program administered by AIG Retirement Advisors, Inc. will not count against these transfer limitations.

The Contracts and Account Options are not designed to accommodate short-term trading or "market timing" organizations or individuals engaged in trading strategies that include programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an underlying Mutual Fund. If we determine, in our sole discretion, that your transfer patterns among the Account Options reflect a potentially harmful strategy, we will require that transfers be submitted in writing by regular U.S. mail, to protect the other investors.

Regardless of the number of transfers you have made, we will monitor and may restrict your transfer privileges, if it appears that you are engaging in a potentially harmful pattern of transfers. We will notify you in writing if you are restricted to mailing transfer requests to us via the U.S. mail service. Some of the factors we will consider when reviewing transfer activities include:

  .   the dollar amount of the transfer;

  .   the total assets of the Variable Account Option involved in the transfer;

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  .   the number of transfers completed in the current calendar quarter; or

  . whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations.

Beginning May 28, 2008, VALIC will implement new policies and procedures intended to hinder short-term trading. If an investor sells fund shares valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, the investor will not be able to make a purchase of $5,000 or more in that same fund for 30 calendar days.

This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:

  .   Plan-level or employer-initiated transactions;

  .   Purchase transactions involving transfers of assets or rollovers;

  . Retirement plan contributions, loans, and distributions (including hardship withdrawals);

  .   Roth IRA conversions or IRA recharacterizations;

  .   Systematic purchases or redemptions; or

  .   Trades of less than $5,000.

As described in a fund's prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to other investor trading policies, including redemption fees, if applicable. Certain funds may set limits on transfers in and out of a fund within a set time period in lieu of the policy above. Also, an employer's benefit plan may limit an investor's rights to transfer.

We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, an investor's account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

The Fixed Account Options are subject to additional restrictions:

Fixed Account Option           Value        Frequency                           Other Restrictions
--------------------           -----        ---------                           ------------------

Fixed Account Plus:       Up to 20% per    At any time If you transfer assets from Fixed Account Plus to another investment
                          Participant Year             option, any assets transferred back into Fixed Account Plus within 90 days may receive a different rate of interest than your new Purchase
                                                       Payments.(1)

                          100%             At any time If Account Value is less than or equal to $500.

Short-Term Fixed Account: Up to 100%       At any time After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for 90 days.(2)

Multi-Year Option(3):     Up to 100%       At any time Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA Band will require a minimum transfer amount, as described in the Contract.(4)

--------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The Multi-Year Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company.

Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

Communicating Transfer or Reallocation Instructions

Transfer instructions may be given by telephone, through the internet (AIG Retirement Online), using the self-service automated phone system (AIG Retirement by Phone), or in writing. We encourage you to make transfers or reallocations using AIG Retirement Online or AIG Retirement by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial advisors or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

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When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Effective Date of Transfer

The effective date of a transfer will be:

  . The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated. Normally, this will be 4:00 p.m. Eastern time; otherwise,

  .   The next date values are calculated.

Transfers During the Payout Period

During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract's investment options subject to the following limitations:

Payout Option                                       % of Account Value                    Frequency
-------------                                       ------------------                    ---------
Variable Payout:                                        Up to 100%                   Once every 365 days
Combination Fixed and Variable Payout: Up to 100% of money in variable option payout Once every 365 days
Fixed Payout:                                          Not permitted                         N/A

Fees and Charges
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By investing in Portfolio Director, you may be subject to these fees and charges:

  .   Account Maintenance Charge

  .   Surrender Charge

  .   Premium Tax Charge

  .   Separate Account Charges

  .   Market Value Adjustment

  .   IncomeLOCK

  .   Other Tax Charges

These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the "Fee Tables." In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section. More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.aigretirement.com.

Account Maintenance Charge

During the Purchase Period an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed equally among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.

The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options.

Surrender Charge

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

Amount of Surrender Charge

A surrender charge will be the lessor of:

  . Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

  .   Five percent (5%) of the amount withdrawn.

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10% Free Withdrawal

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59 1/2. See "Federal Tax Matters" for more information.

Exceptions to Surrender Charge

No surrender charge will be applied:

  .   To money applied to provide a Payout Option;

  .   To death benefits;

  . If no Purchase Payments have been received during the 60 months prior to the date of surrender;

  .   If your account has been in effect for 15 years or longer;

  . If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

  .   To "No Charge Systematic Withdrawals";

  . Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

  . If you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

  . If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another AIG Retirement product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

Premium Tax Charge

Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge.

Separate Account Charges


The Separate Account charges for each Variable Investment Option are shown in the Fee Tables of this prospectus. The charges range from 0.35% to 0.85% during the Purchase Period and 0.75% to 1.25% during the Payment Period of the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.


The Separate Account charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Reduction or Waiver of Account Maintenance, Surrender, or Separate Account
Charges

We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  . The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.

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  . The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

  . Other factors of which we are not presently aware that could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance charges:

  . The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.

  . The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  . The size of your retirement program. A retirement program that involves a larger group of employees may allow us to reduce sales expenses.

  . The total amount of Purchase Payments to be received for your retirement program. Larger Purchase Payments can reduce sales expenses.

  . The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the Separate Account charges:

  .   The frequency of Purchase Payments for your retirement program.

  .   The size of your retirement program.

  .   The amount of your retirement program's periodic Purchase Payment.

  .   The method of remitting periodic Purchase Payments.

In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

Additionally, under certain circumstances, and at VALIC's sole discretion, VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.

Separate Account Expense Reimbursements or Credits

Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative, recordkeeping and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. We receive payments for the administrative services we perform, such as account recordkeeping, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.375% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. We may also receive what is referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund. We use these fees received to directly reduce the Separate Account Charges; thus, the net separate account charges are reflected in the Fee Tables. The Separate Account Charges are guaranteed and may not be increased for the life of the Contracts. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or Participants.

Market Value Adjustment ("MVA")

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

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IncomeLOCK

The annualized fee for IncomeLOCK is calculated as 0.65% of the Benefit Base for all years in which the feature is in effect. You should keep in mind that an increase in the Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in the Benefit Base due to withdrawals will decrease the dollar amount of the fee. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon

Payout Period
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termination of the Benefit. If your Account Value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your Contract before the end of a quarter.

Other Tax Charges

We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made. The Payout Period begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

Fixed Payout

Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

  .   Type and duration of payout option chosen;

  .   Your age or your age and the age of your survivor (1);

  . Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified Contracts);

  .   The portion of your Account Value being applied; and

  .   The payout rate being applied and the frequency of the payments.
--------
   (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Assumed Investment Rate

An "Assumed Investment Rate" or "AIR" is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.

Variable Payout

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an AIR of 3.5% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.

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Combination Fixed and Variable Payout

With a combination fixed and variable payout, you may choose:

  .   From your existing Variable Account Options (payments will vary); with a

  .   Fixed payout (payment is fixed and guaranteed).

Partial Annuitization

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

Payout Date

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

The following additional rules also apply when determining the payout date:

  . The earliest payout date for a nonqualified contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 75, and may not be later than age 75 without VALIC's consent.

  . The earliest payout date for all other qualified contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the contract is issued and the federal tax rules governing such contracts and plans.

  . Distributions from qualified contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

  . In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

  . Except in the case of nonqualified contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 701/2 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those contracts may not be postponed until after retirement.

  . All contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

  . The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans ("SEPs") or IRAs, see "Federal Tax Matters" in this prospectus and in the SAI.

Payout Options

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1. Life Only -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

2. Life with Guaranteed Period -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3. Life with Cash or Unit Refund -- payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The payment under a Fixed Annuity, if any, is equal to the Fixed Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments. The payment under a Variable Annuity, if any, is equal to the Variable Annuity value of the Participant's Account as of the date we receive Proof of Death, less the Payout Payments.

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4. Joint and Survivor Life -- payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

5. Payment for a Designated Period -- payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your beneficiary until the designated period is completed.

Payout Information

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters."

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

For more information about payout options or enhancements of those payout options available under the Contract, see the Statement of Additional Information.

Surrender of Account Value
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When Surrenders Are Allowed

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  .   allowed under federal and state law; and

  .   allowed under your employer's plan.

For Purchase Payments that are contributions made under your employer's plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See "Surrender Restrictions" below.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

Surrender Process

If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

Amount That May Be Surrendered

The amount that may be surrendered during the Purchase Period can be determined as follows:

                    Allowed  = (equals) Your Account Value(1)
                   Surrender                  - (minus)
                     Value                 Any Applicable
                                          Surrender Charge

--------
(1) Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

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There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

Surrender Restrictions

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age
59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  .   death benefits; and

  .   certain small amounts approved by the State of Florida.

Under the Louisiana Optional Retirement Plan retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

Partial Surrenders

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

                 The amount           /       Your Purchase Units
            surrendered from the   (divided next computed after the
           Variable Account Option   by)      written request for
                  + (plus)                  surrender is received at
            Any surrender charge                our Home Office

The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter.

Systematic Withdrawals

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract ("No Charge" systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:

  .   Payments to be made to you; and

  .   Payment over a stated period of time, but not less than five years; and

  . Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific Investment Option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a "No Charge" systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a "No Charge" systematic withdrawal may not be elected again. Systematic withdrawals that are not "No Charge" systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

Distributions Required by Federal Tax Law

There will be no surrender charge on a minimum distribution required by federal tax law (known as "No Charge" Minimum Distribution), if the withdrawal:

  .   Is made payable to you; and

  . Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year

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that an amount has been withdrawn under the "No Charge" systematic withdrawal method. See "Federal Tax Matters" for more information about required distribution rules imposed by the Internal Revenue Service ("IRS").

IncomeLOCK

The Maximum Annual Withdrawal Amount, Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if a jointly owned nonqualified Contract, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the Maximum Annual Withdrawal Amount is calculated as 5% of the Benefit Base. At any time, if the amount of withdrawals exceeds 5% of the Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the "IncomeLOCK" section above, based on when you made your first withdrawal and reduced by withdrawals already taken.

The amount of any withdrawal which exceeds the Maximum Annual Withdrawal Amount because of RMDs required to comply with the minimum distribution requirements of Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an excess withdrawal providing that all of the following conditions are met:

1. No Withdrawals in addition to the RMD are taken in that same year;

2. Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

3. If the Endorsement Date is on or before the Required Beginning Date (RBD) of your RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2, or retire, if applicable; and

4. You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year's RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an excess withdrawal. This will result in the cancellation of lifetime withdrawals and further may reduce your remaining Minimum Withdrawal Period.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered excess withdrawals. We define excess withdrawals as either: 1) any withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess withdrawals will reduce the Benefit Base by the greater of: (a) the amount of the excess withdrawal; or (b) the relative size of the excess withdrawal in relation to the Account Value on the next Benefit Anniversary after the excess withdrawal. This means that if Account Value is less than the Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of IncomeLOCK are further explained below. Additionally, several examples that show the effects of withdrawals have been included in an appendix to this prospectus.

ACCOUNT VALUE: Any withdrawal reduces the Account Value by the amount of the withdrawal.

BENEFIT BASE:  Withdrawals reduce the Benefit Base as follows:

1. All withdrawals up to the Maximum Annual Withdrawal Amount, and any withdrawals in excess of the Maximum Annual Withdrawal Amount which are due solely to RMDs (as more specifically described above), will reduce the Benefit Base by the dollar amount of the withdrawal;

2. Excess withdrawals as described above reduce the Benefit Base to the lesser of (a) or (b), where:

      (a) is the Benefit Base immediately prior to the excess withdrawal minus the amount of the excess withdrawal, or;

      (b) is the Benefit Base immediately prior to the excess withdrawal reduced in the same proportion by which the Account Value on the next Benefit Anniversary after the excess withdrawal is reduced by the amount of the excess withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT ("MAWA"): The MAWA will be adjusted as follows:

1. If there are no excess withdrawals in a Benefit Year, no further changes are made to the MAWA for the next Benefit Year.

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2. If there are excess withdrawals in a Benefit Year, the MAWA will be recalculated on the next Benefit Anniversary. The new MAWA will equal the new Benefit Base on that Benefit Anniversary after the Withdrawal divided by the new Minimum Withdrawal Period on that Benefit Anniversary. The new MAWA may be lower than your previously calculated MAWA.

MINIMUM WITHDRAWAL PERIOD: The Minimum Withdrawal Period ("MWP") is calculated as follows:

1. If there are no excess withdrawals during a Benefit Year, the new MWP will be the Benefit Base after the withdrawal divided by the current MAWA.

2. If there are excess withdrawals during a Benefit Year, the new MWP will equal the MWP calculated at the end of the prior Benefit Year reduced by one year. In the case of lifetime withdrawals, such an excess withdrawal will cancel that period and the new MWP will be determined by diving the new Benefit Base by the new MAWA.

If your Account Value is Reduced to Zero

If your Account Value is reduced to zero and the Benefit Base is greater than zero, subsequent Purchase Payments will no longer be accepted and a death benefit will not be payable. Further payments under the Contract will be made according to your irrevocable election of one of the following two alternatives:

(1) In a form acceptable to the Company, you may request a lump sum equal to the discounted present value of any remaining guaranteed payments under the Benefit; or,

(2) If no lump sum request is received by the Company during the period described in a notice provided to you by the Company, you will receive an annuity according to the annuitization provisions of your Contract. Absent an alternative election by you, the annuity will consist of annual payments equal to the MAWA, for a period of years equal to the remaining Benefit Base divided by the MAWA. Such payments will be made quarterly unless otherwise elected, and each individual periodic payment will be equal to the pro-rata portion of the annual MAWA based upon the frequency. Prior to the commencement of such payments, you may also elect to receive an alternative form of annuity, in any other actuarially equivalent form permitted under the Contract, subject to any applicable limitations under the Contract or the Plan.

Extending the MAV Evaluation Period

At the end of the MAV Evaluation Period, as long as the Benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See the "IncomeLOCK" section of this prospectus. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, will change to those in effect at the time you elect to extend. The components and fees may be different from when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the Benefit Base will no longer be adjusted on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

Exchange Privilege
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We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact your financial advisor. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.

Restrictions on Exchange Privilege

We will impose certain general restrictions and rules on the exchange privileges.

  .   Partial exchanges are not permitted.

  . Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  . This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the other contracts listed below, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these

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transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

Taxes and Conversion Costs

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

Surrender Charges

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, We often consider time in the contract. For SPQ-181 and SPQ-181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ-181 and SPQ-181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider Purchase Payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

Exchange Offers for Contracts Other Than Portfolio Director

The following other contracts may be exchanged.

  .   V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  .   Compounder Contracts (C-1-75 and IFA-78 Contracts)

  .   Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  .   Impact Contracts (UIT-981 Contracts)

  .   SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  .   FSPA-75, FSPA-73-3, FSPA-779 Contracts

  .   SPQ-181, SPQ-181-1 Contracts

  .   CTA 978 Contract

  .   TFA-379 Contract

  .   SDA-578, SDA-773-T Contract

  .   IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

Comparison of Contracts

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to the other contract's most recently dated prospectus for a complete description of the contract terms and conditions.

Features of Portfolio Director

In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.

  .   Portfolio Director has more investment options from which to select.

  . Portfolio Director has several publicly available mutual funds as variable account options.

  . The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  .   Portfolio Director has an Interest Guaranteed Death Benefit.

  . Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  . Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  . Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

Death Benefits
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The Contracts will pay death benefits during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

The Process

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact a financial advisor at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.

Beneficiary Information

The Beneficiary may receive death benefits:

  .   In a lump sum;

  . In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option; or

  .   In a manner consistent with Code section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Spousal Beneficiaries

A spousal Beneficiary may receive death benefits as shown above; or

In the case of a qualified Contract,

  . may delay any distributions until the Annuitant would have reached age 70 1/2; or

  . may roll the funds over to an IRA or certain retirement plans in which the spousal Beneficiary participates;

In the case of a nonqualified Contract,

  .   may continue the Contract as Contract Owner.

Beneficiaries Other Than Spouses

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

  .   In full within 5 years after the year of the Annuitant's death; or

  . By payments beginning within 1 year after the year of the Annuitant's death under:

       1. A life annuity;

       2. A life annuity with payments guaranteed to be made for at least a specified fixed period; or

       3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Annuity Period, the named Beneficiary may receive the payout.

Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

Special Information for Individual Nonqualified Contracts

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the contingent owner, if any, or to the Beneficiary if there is no contingent owner or to the contract owner's estate, if there is no Beneficiary. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See "Federal Tax Matters."

During the Purchase Period

Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contracts, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.

As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

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Interest Guaranteed Death Benefit

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This Contract provision is not available in some states, including New York and Florida. This interest guarantee is sometimes referred to as one of the insurance features or benefits under the Contract. However, unlike insurance generally, this feature is directly related to the performance of the Variable Account Options that you select. Its purpose is to help guarantee that your Beneficiary(ies) will receive a minimum death benefit under the Contract.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

Step 1:  Determine your Fixed Account Option Value by taking the greater of:

              Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments invested in Fixed Account
              Option
          -   (minus)
              Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2:  Determine your Variable Account Option Value by taking the greater of:

           Value of Variable Account Option on date all paperwork is complete and in a form acceptable to VALIC or
           100% of Purchase Payments invested in Variable
           Account Options
       -   (minus)
           Prior withdrawals (out of) or transfers (out of) the Variable
           Account Option
       +   (plus)
           Interest at an annual rate as specified in your Contract

Step 3:  Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

Standard Death Benefit

The standard death benefit is payable if death occurs on or after age 70, or at any age in New York and Florida, or any other state where the interest guaranteed death benefit is not available.

The standard death benefit will be the greater of:

              Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments (to Fixed and/or Variable
              Account Options)
          -   (minus)
              Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

Death Benefit Endorsement -- The information below is applicable to you only if you received a Death Benefit Endorsement with your Contract or certificate.

If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:

          A. 100% of Purchase Payments
          -  (minus)
          B. Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
          +  (plus)
          C. Interest on the result of A minus B at the rate of up to 3% annually (see below).

Each "Gross Withdrawal" is calculated by multiplying the Account Value by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Account Value. The interest adjustment in C. above is added only if you are under age 70 at the time of death and if your Contract was not issued in New York or Florida. Please see the Death Benefit Endorsement for the interest rate to be applied.

The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser benefit is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.

During the Payout Period

If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option

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selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the "Payout Period" section of this prospectus.

  . If the life only option or joint and survivor life option was chosen, there will be no death benefit.

  . If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

       1. Receive the present value of any remaining payments in a lump sum; or

       2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

       3. Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under federal tax law.

IncomeLOCK

Spousal Beneficiary

Upon the death of the Contract owner, and subject to any applicable limitations in this Contract, the Code, or under the plan or arrangement under which the Contract is issued, your spousal Beneficiary may elect either (i) to receive a death benefit in accordance with one of the forms permitted under the provisions of this Contract (if the Account Value is greater than zero), (ii) continue this Contract and IncomeLOCK (except as noted below) or (iii) continue the Contract and cancel IncomeLOCK and its accompanying charge. Spousal continuation of the Contract (and IncomeLOCK) is not available if the Contract was set up under one of the following "qualified" plan types: 403(b), 401(k), 401(a) or 457(b). For these Contracts, a spousal Beneficiary, like a non-spousal Beneficiary, cannot continue IncomeLOCK and must take a death benefit under the terms of the Contract. A spousal Beneficiary may continue IncomeLOCK but only for nonqualified Contracts and IRA plan types (Roth IRA, traditional IRA, SEP, and Simple IRA). Upon election to continue the Contract and IncomeLOCK, your spousal Beneficiary will be subject to the terms and conditions of IncomeLOCK, including the charge. Upon the owner's death, lifetime withdrawals under the IncomeLOCK end and are not available to your spousal Beneficiary. In this event, available withdrawals under IncomeLOCK are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken. The Endorsement Date will not change as the result of spousal continuation.

Non-Spousal Beneficiary

Upon the death of the Contract owner, if the Account Value is greater than zero, IncomeLOCK will terminate, and your non-spousal Beneficiary(ies) must receive a death benefit in accordance with the otherwise applicable terms of this Contract. If the Account Value is zero upon your death (meaning that no death benefit is payable) but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal beneficiary will receive the remaining value in a lump sum equal to the discounted present value of any remaining guaranteed payments under IncomeLOCK. Upon your death, lifetime withdrawals under the IncomeLOCK end and any available withdrawals under this Endorsement are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken.
Other Contract Features
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Changes That May Not Be Made

The following terms in the Contracts may not be changed once your account has been established:

  .   The Contract Owner (except for an individual nonqualified Contract);

  .   The Participant; and

  .   The Annuitant.

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner's estate.

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If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

Contingent Owner

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

Cancellation -- The 20 Day "Free Look"

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 20 days after it is received. (A longer period will be allowed if required under state law.) The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the "free look" period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. The Contract will be void once we issue a refund.

We Reserve Certain Rights

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different Fund fees and expenses.

We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

Relationship to Employer's Plan

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of the Contracts in this prospectus.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $60 per loan (if permitted under state law) and to limit the number of outstanding loans.
Voting Rights
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As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

Who May Give Voting Instructions

During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below. Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.

Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.

Determination of Fund Shares Attributable to Your Account

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or after a Death Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

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How Fund Shares Are Voted

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

Federal Tax Matters
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The Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation. The information below is not intended as tax advice to any individual.

Types of Plans

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

  . Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;

  . Section 401(a), 403(a) and 401(k) qualified plans (including self-employed individuals);

  .   Section 408(b) traditional IRAs;

  .   Section 408A Roth IRAs;

  . Section 457 deferred compensation plans of governmental and tax-exempt employers;

  .   Section 408(k) SEPs and SARSEPs; and

  .   Section 408(p) SIMPLE retirement accounts.

Contributions under one of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain Contracts may also be available for nondeductible section 408A Roth Individual Retirement Annuity ("Roth IRA") and 403(b) and 401(k) Roth Accounts pursuant to section 402A.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, allowed for nondeductible Roth 403(b) and 401(k) accounts and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The EGTRRA provisions, which otherwise would have terminated on December 31, 2010, were made permanent by the Pension Protection Act of 2006 ("PPA").

In addition, the Contracts are also available through "Nonqualified Contracts." Such nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts. The restriction on including publicly available funds results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.

Tax Consequences in General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute

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"investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as "amounts not received as an annuity" in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 591/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

The PPA created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal tax-free.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds. As noted previously, in 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where Purchase Payments under a variable annuity Contract are invested in publicly available Mutual Funds, the Contract Owner should be treated as the owner of the Mutual Fund shares, and deferred tax treatment under the Contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation, section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

Important Information Regarding 403(b) Regulations

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

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Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules can become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

As a general matter, all Contracts that have received plan contributions after 2004 are required to be included in the plan and in the plan's administrative coordination, even if the Contract is no longer permitted to receive new contributions and/or transfers. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. The foregoing discussion is intended as a general discussion of the new requirements only, and you may wish to discuss the new regulations and/or the general information above with your tax advisor.

Effect of Tax-Deferred Accumulations

The chart below compares the results from contributions made to:

  . A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

  . A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

  .   Taxable accounts such as savings accounts.

                                    [CHART]

              TAXABLE        NONQUALIFIED CONTRACT       TAX-DEFERRED
              ACCOUNT        TAX-DEFERRED ANNUITY          ANNUITY
            ----------       ---------------------       ------------
10 Years     $16,325               $ 18,128                $ 24,171
20 Years      45,560                 57,266                  76,355
30 Years      97,917                141,761                 189,015


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account");
(2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 8% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 6% under a taxable program. The 8% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of

--------------------------------------------------------------------------------

qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              Paycheck Comparison

                                                Tax-Favored
                                                Retirement  Taxable
                                                  Program   Account
                                                ----------- -------
            Annual amount available for savings
              before federal taxes.............   $2,400    $2,400
            Current federal income tax due on
              Purchase Payments................        0    $ (600)
            Net retirement plan
              Purchase Payments................   $2,400    $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

Legal Proceedings
--------------------------------------------------------------------------------


There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion and at this time, these matters are not material in relation to the financial position of the Company.

Financial Statements
--------------------------------------------------------------------------------


Financial statements of VALIC and the Separate Account and American Home (if applicable to you) are included in the SAI. For additional information about the Contracts, you may request a copy of the SAI. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI if you write us at our Home Office, located at 2929 Allen Parkway, Houston, Texas, 77019 or call us at 1-800-448-2542.

Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington D.C. 20549-0506.

           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                                                 Page
                                                                 ----
           General Information..................................   3
           Federal Tax Matters..................................   3
              Economic Growth and Tax Relief Reconciliation Act
                of 2001.........................................   3
              Tax Consequences of Purchase Payments.............   4
              Tax Consequences of Distributions.................   6
              Special Tax Consequences -- Early Distribution....   7
              Special Tax Consequences --
                Required Distributions..........................   9
              Tax Free Rollovers, Transfers and Exchanges.......  10
           Exchange Privilege...................................  11
              Exchanges From Independence Plus Contracts........  11
              Exchanges From V-Plan Contracts...................  12
              Exchanges From SA-1 and SA-2 Contracts............  13
              Exchanges From Impact Contracts...................  14
              Exchanges From Compounder Contracts...............  15
              Information That May Be Applicable To
                Any Exchange....................................  16

                                                                 Page
                                                                 ----
          Calculation of Surrender Charge.......................  16
             Illustration of Surrender Charge on
               Total Surrender..................................  17
             Illustration of Surrender Charge on a 10% Partial
               Surrender Followed by a Full Surrender...........  17
          Purchase Unit Value...................................  18
             Illustration of Calculation of Purchase Unit Value.  18
             Illustration of Purchase of Purchase Units.........  19
          Calculation of MVA Option.............................  19
          Payout Payments.......................................  19
             Assumed Investment Rate............................  19
             Amount of Payout Payments..........................  20
             Payout Unit Value..................................  20
             Illustration of Calculation of Payout Unit Value...  21
             Illustration of Payout Payments....................  21
          Distribution of Variable Annuity Contracts............  21
          Experts...............................................  21
          Comments on Financial Statements......................  22

         Appendix to the Prospectus -- IncomeLOCK Withdrawal Examples
--------------------------------------------------------------------------------


The following examples demonstrate the operation of the IncomeLOCK feature, given specific assumptions for each example:

Example 1

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 1st Benefit Anniversary

  .   On your 1st Benefit Anniversary, your Account Value is $105,000

Your initial Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first Benefit Anniversary, your Benefit Base is equal to the greater of your current Benefit Base ($100,000), or your Account Value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first Benefit Anniversary is 5% of the Benefit Base (5% x $105,000 = $5,250). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000 divided by $5,250). Therefore, as of your 1st Benefit Anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the older owner's 65th birthday and no withdrawal ever exceeds 5% of each year's Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.

Example 2

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit Anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

On your 5th Benefit Anniversary, your Account Value is $120,000, and your Benefit Base is stepped-up to $120,000. If you were to start taking withdrawals after this anniversary date, your Maximum Annual Withdrawal Amount would be 7% of the Benefit Base (7% x $120,000 = $8,400). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000 divided by $8,400). Therefore, as of your 5th Benefit Anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14.28 years.

Example 3 -- The impact of withdrawals that are less than or equal to the Maximum Annual Withdrawal Amount

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

During your 6th Benefit Anniversary, after your 5th Benefit anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500) on your next Benefit Anniversary. Your new Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Benefit Base divided by your current Maximum Annual Withdrawal Amount ($115,500 divided by $8,400). Therefore, following this first withdrawal of $4,500, you may take annual withdrawals of up to $8,400 over the next 13 years, and $6,300 in the 14th (last) Benefit Year.

Example 4 -- The impact of withdrawals that are in excess of the maximum annual withdrawal amount

  .   You elect IncomeLOCK and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

--------------------------------------------------------------------------------


  .   You make no withdrawals before the 5th Benefit anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

Assume that during your 6th Benefit Year, after your 5th Benefit Anniversary, you make a withdrawal of $11,688 and your Account Value at your next Benefit Anniversary is $118,000. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an excess withdrawal. In this case, the amount of the excess withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. On your next Benefit Anniversary, we first process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the Account Value and the Benefit Base. Your Account Value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the Benefit Base by the proportion by which the Account Value was reduced by the Excess Withdrawal ($106,312 divided by $109,600 = 97%), or $111,600 x 97%, which equals $108,252. Your Benefit Base is $108,252, which is the lesser of these two calculations. The Minimum Withdrawal Period following the excess withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the excess withdrawal is your Benefit Base divided by your Minimum Withdrawal Period ($108,252 divided by 13.28), which equals $8,151.51.

The Variable Annuity Life Insurance Company
Separate Account A
Units of Interest Under Group and Individual
Fixed and Variable Deferred Annuity Contracts
Portfolio Director(R) Plus, Portfolio Director 2, and Portfolio Director

For Series 1.60 to 12.60                                            May 1, 2008


Prospectus

The Variable Annuity Life Insurance Company ("VALIC") offers certain series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), comprising group and individual fixed and variable deferred annuity contracts (the "Contracts") for Participants in certain employer-sponsored qualified retirement plans. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

--------------------------------------------------------------------------------

This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated May 1, 2008, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-448-2542. The table of contents for the Statement of Additional Information is shown at the end of this prospectus. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).

Investment in the Contracts is subject to risk that may cause the value of the Owner's investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Account Options
--------------------------------------------------------------------------------

AIG Retirement Company I Funds     AIG Retirement Company II Funds     Public Funds
Asset Allocation Fund              Aggressive Growth Lifestyle Fund    AIG SunAmerica 2015 High Watermark Fund
Blue Chip Growth Fund              Capital Appreciation Fund           AIG SunAmerica 2020 High Watermark Fund
Broad Cap Value Income Fund        Conservative Growth Lifestyle Fund  Ariel Appreciation Fund
Capital Conservation Fund          Core Bond Fund                      Ariel Fund
Core Equity Fund                   High Yield Bond Fund                Lou Holland Growth Fund
Core Value Fund                    International Small Cap Equity Fund Vanguard Lifestrategy Conservative Growth Fund
Foreign Value Fund                 Large Cap Value Fund                Vanguard Lifestrategy Growth Fund
Global Equity Fund                 Mid Cap Growth Fund                 Vanguard Lifestrategy Moderate Growth Fund
Global Social Awareness Fund       Mid Cap Value Fund                  Vanguard Long-Term Investment-Grade Fund
Global Strategy Fund               Moderate Growth Lifestyle Fund      Vanguard Long-Term Treasury Fund
Government Securities Fund         Money Market II Fund                Vanguard Wellington Fund
Growth Fund                        Small Cap Growth Fund               Vanguard Windsor II Fund
Growth & Income Fund               Small Cap Value Fund
Health Sciences Fund               Socially Responsible Fund
Inflation Protected Fund           Strategic Bond Fund
International Equities Fund
International Government Bond Fund
International Growth I Fund
Large Cap Core Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Strategic Growth Fund
Money Market I Fund
Nasdaq-100(R) Index Fund
Real Estate Fund
Science & Technology Fund
Small Cap Aggressive Growth Fund
Small Cap Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small-Mid Growth Fund
Stock Index Fund
Value Fund

Table of Contents
--------------------------------------------------------------------------------


                                                                 Page
                                                                 ----

Glossary of Terms...............................................   3

Fee Tables......................................................   5

Selected Purchase Unit Data.....................................   8

Highlights......................................................   9

General Information.............................................  11
   About the Contracts..........................................  11
   About VALIC..................................................  11
   American Home Assurance Company..............................  11
   About VALIC Separate Account A...............................  11
   Units of Interest............................................  12
   Distribution of the Contracts................................  12

Fixed and Variable Account Options..............................  12
   Fixed Account Options........................................  12
   Variable Account Options.....................................  13

Purchase Period.................................................  21
   Account Establishment........................................  21
   When Your Account Will Be Credited...........................  22
   Purchase Units...............................................  22
   Calculation of Value for Fixed Account Options...............  22
   Calculation of Value for Variable Account Options............  23
   Premium Enhancement Credit...................................  23
   Stopping Purchase Payments...................................  24
   IncomeLOCK...................................................  24

Transfers Between Investment Options............................  26
   During the Purchase Period -- Policy Against Market
     Timing and Frequent Transfers..............................  26
   Communicating Transfer or Reallocation Instructions..........  27
   Effective Date of Transfer...................................  28
   Transfers During the Payout Period...........................  28

Fees and Charges................................................  28
   Account Maintenance Charge...................................  28
   Surrender Charge.............................................  28
       Amount of Surrender Charge...............................  28
       10% Free Withdrawal......................................  29
       Exceptions to Surrender Charge...........................  29
   Premium Tax Charge...........................................  29
   Separate Account Charges.....................................  29
       Reduction or Waiver of Account Maintenance,
         Surrender, or Separate Account Charge..................  29
   Separate Account Expense Reimbursements or Credits...........  30
   Market Value Adjustment ("MVA")..............................  30
   IncomeLOCK...................................................  31
   Other Tax Charges............................................  31

Payout Period...................................................  31
   Fixed Payout.................................................  31
   Assumed Investment Rate......................................  31
   Variable Payout..............................................  31
   Combination Fixed and Variable Payout........................  32
   Partial Annuitization........................................  32
   Payout Date..................................................  32
   Payout Options...............................................  32
   Payout Information...........................................  33


                                                                 Page
                                                                 ----

           Surrender of Account Value...........................  33
              When Surrenders Are Allowed.......................  33
              Surrender Process.................................  33
              Amount That May Be Surrendered....................  33
              Surrender Restrictions............................  34
              Partial Surrenders................................  34
              Systematic Withdrawals............................  34
              Distributions Required by Federal Tax Law.........  34
              IncomeLOCK........................................  35

           Exchange Privilege...................................  36
              Restrictions on Exchange Privilege................  36
              Taxes and Conversion Costs........................  37
              Surrender Charges.................................  37
              Exchange Offers for Contracts Other Than
                Portfolio Director..............................  37
              Comparison of Contracts...........................  37
              Features of Portfolio Director....................  37

           Death Benefits.......................................  38
              The Process.......................................  38
              Beneficiary Information...........................  38
                  Spousal Beneficiaries.........................  38
                  Beneficiaries Other Than Spouses..............  38
              Special Information for Individual
                Nonqualified Contracts..........................  38
              During the Purchase Period........................  38
              Interest Guaranteed Death Benefit.................  39
              Standard Death Benefit............................  39
              During the Payout Period..........................  39
              IncomeLOCK........................................  40

           Other Contract Features..............................  40
              Changes That May Not Be Made......................  40
              Change of Beneficiary.............................  40
              Contingent Owner..................................  41
              Cancellation -- The 20 Day "Free Look"............  41
              We Reserve Certain Rights.........................  41
              Relationship to Employer's Plan...................  41

           Voting Rights........................................  41
              Who May Give Voting Instructions..................  41
              Determination of Fund Shares Attributable to
                Your Account....................................  41
                  During the Purchase Period....................  41
                  During the Payout Period or after a Death
                    Benefit Has Been Paid.......................  41
              How Fund Shares Are Voted.........................  42

           Federal Tax Matters..................................  42
              Types of Plans....................................  42
              Tax Consequences in General.......................  42
              Effect of Tax-Deferred Accumulations..............  44

           Legal Proceedings....................................  45

           Financial Statements.................................  45

           Table of Contents of Statement of
             Additional Information.............................  45

           Appendix to the Prospectus -- IncomeLOCK
             Withdrawal Examples................................  46

Glossary of Terms
--------------------------------------------------------------------------------


Unless otherwise specified in this prospectus, the words "we," "us," "our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the Participant, or the individual purchasing an individual Contract.

Other specific terms we use in this prospectus are:

      Account Value -- the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

      Anniversary Value -- the Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments.

      Annuitant -- the individual (in most cases, you) to whom Payout Payments will be paid.

      Assumed Investment Rate --The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

      Beneficiary -- the individual designated to receive Payout Payments upon the death of the Annuitant.

      Benefit -- an optional guaranteed minimum withdrawal feature that is offered in this prospectus as "IncomeLOCK."

      Benefit Anniversary -- a Benefit Anniversary is the first day of each Benefit Year.

      Benefit Base -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. If you elect the Benefit after the Contract is issued, the Benefit Base is equal to the Account Value on the Endorsement Date.

      Benefit Year -- each consecutive one year period starting on the Endorsement Date and each Benefit Anniversary, and ending on the day before the next Benefit Anniversary.

      Business Day -- any weekday that the New York Stock Exchange ("NYSE") is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time. On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.

      Contract Owner -- the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

      Division -- the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

      Eligible Purchase Payments -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is an Eligible Purchase Payment. If IncomeLOCK is selected after Contract issue, then the Account Value at the time of election constitutes the Eligible Purchase Payment amount.

      Endorsement Date -- the date that we issue the Benefit endorsement to your Contract.

      Fixed Account Option -- an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.


      Guided Portfolio Services/SM/ or GPS -- a financial advice service offered by AIG Retirement Advisors, Inc., a registered investment adviser and Company subsidiary. A separate investment advisory fee and agreement is required for this service, if available under an employer's retirement plan.


      Home Office -- located at 2929 Allen Parkway, Houston, Texas 77019.

      Ineligible Purchase Payments -- if IncomeLOCK is selected at Contract issue, Ineligible Purchase Payments are those made more than two years later. If IncomeLOCK is selected after Contract issue, then any Purchase Payments we receive after your Endorsement Date are considered Ineligible Purchase Payments.

      IncomeLOCK -- an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero.

      Maximum Anniversary Value ("MAV") Evaluation Period -- the period beginning the date the Benefit Endorsement is issued and ends on the 10th Benefit Anniversary.

      Maximum Annual Withdrawal Amount -- the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the Benefit Base.

      Minimum Withdrawal Period -- the minimum period over which you may take withdrawals under this feature, if withdrawals are not taken under the lifetime withdrawal option.

      Mutual Fund or Fund -- the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

--------------------------------------------------------------------------------


      Participant -- the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

      Participant Year -- a 12 month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

      Payout Payments -- annuity payments withdrawn in a steady stream during the Payout Period.

      Payout Period -- the time when you begin to withdraw your money in Payout Payments. This may also may be called the "Annuity Period."

      Payout Unit -- a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

      Proof of Death -- a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

      Purchase Payments -- an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

      Purchase Period -- the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the "Accumulation Period."

      Purchase Unit -- a unit of interest owned by you in your Variable Account Option.

      Systematic Withdrawals -- payments withdrawn on a regular basis during the Purchase Period.

      VALIC Separate Account A or Separate Account -- a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

      Variable Account Option -- investment options that correspond to Separate Account Divisions offered by the Contracts.

Fee Tables
--------------------------------------------------------------------------------

 The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

 Contract Owner/Participant Transaction Expenses

Maximum Surrender Charge (1)                                   5.00%
---------------------------------------------------------------------
Maximum Loan Application Fee (per loan)                         $60
---------------------------------------------------------------------
State Premium Taxes (as a percentage of the amount annuitized) 0-3.5%
---------------------------------------------------------------------

 (1) The maximum surrender charge is the lessor of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. Reductions in the surrender charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."

 The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

 Separate Account Charges


                                                                                          $3.75
                                                                                           per
Variable Account Option Maintenance Charge (1)                                           quarter
-------------------------------------------------------------------------------------------------
                                                                                          Annual
                                                                                         Separate
Mortality and Expense Risk Separate Account Charges for each Variable Account Option (2) Account
(as a percentage of assets invested):                                                    Fee (%)
-------------------------------------------------------------------------------------------------
   AIG Retirement Company I (formerly named VALIC Company I)
-------------------------------------------------------------------------------------------------
       Asset Allocation Fund                                                               0.40
-------------------------------------------------------------------------------------------------
       Blue Chip Growth Fund                                                               0.40
-------------------------------------------------------------------------------------------------
       Broad Cap Value Income Fund                                                         0.40
-------------------------------------------------------------------------------------------------
       Capital Conservation Fund                                                           0.40
-------------------------------------------------------------------------------------------------
       Core Equity Fund                                                                    0.40
-------------------------------------------------------------------------------------------------
       Core Value Fund                                                                     0.40
-------------------------------------------------------------------------------------------------
       Foreign Value Fund                                                                  0.40
-------------------------------------------------------------------------------------------------
       Global Equity Fund                                                                  0.40
-------------------------------------------------------------------------------------------------
       Global Social Awareness Fund (formerly named Social Awareness Fund)                 0.40
-------------------------------------------------------------------------------------------------
       Global Strategy Fund                                                                0.40
-------------------------------------------------------------------------------------------------
       Government Securities Fund                                                          0.40
-------------------------------------------------------------------------------------------------
       Growth Fund (formerly named VALIC Ultra Fund)                                       0.40
-------------------------------------------------------------------------------------------------
       Growth & Income Fund                                                                0.40
-------------------------------------------------------------------------------------------------
       Health Sciences Fund                                                                0.40
-------------------------------------------------------------------------------------------------
       Inflation Protected Fund                                                            0.40
-------------------------------------------------------------------------------------------------
       International Equities Fund                                                         0.40
-------------------------------------------------------------------------------------------------
       International Government Bond Fund                                                  0.40
-------------------------------------------------------------------------------------------------
       International Growth I Fund                                                         0.40
-------------------------------------------------------------------------------------------------
       Large Cap Core Fund                                                                 0.40
-------------------------------------------------------------------------------------------------
       Large Capital Growth Fund                                                           0.40
-------------------------------------------------------------------------------------------------
       Mid Cap Index Fund                                                                  0.40
-------------------------------------------------------------------------------------------------
       Mid Cap Strategic Growth Fund                                                       0.40
-------------------------------------------------------------------------------------------------
       Money Market I Fund                                                                 0.40
-------------------------------------------------------------------------------------------------
       Nasdaq-100(R) Index Fund                                                            0.40
-------------------------------------------------------------------------------------------------
       Real Estate Fund                                                                    0.40
-------------------------------------------------------------------------------------------------
       Science & Technology Fund                                                           0.40
-------------------------------------------------------------------------------------------------
       Small Cap Aggressive Growth Fund                                                    0.40
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   AIG Retirement Company I (continued)
-----------------------------------------------------------------------------------------
       Small Cap Fund                                                                0.40
-----------------------------------------------------------------------------------------
       Small Cap Index Fund                                                          0.40
-----------------------------------------------------------------------------------------
       Small Cap Special Values Fund                                                 0.40
-----------------------------------------------------------------------------------------
       Small-Mid Growth Fund (formerly named Small Cap Strategic Growth Fund)        0.40
-----------------------------------------------------------------------------------------
       Stock Index Fund                                                              0.40
-----------------------------------------------------------------------------------------
       Value Fund                                                                    0.40
-----------------------------------------------------------------------------------------
   AIG Retirement Company II (formerly named VALIC Company II)
-----------------------------------------------------------------------------------------
       Aggressive Growth Lifestyle Fund                                              0.15
-----------------------------------------------------------------------------------------
       Capital Appreciation Fund                                                     0.15
-----------------------------------------------------------------------------------------
       Conservative Growth Lifestyle Fund                                            0.15
-----------------------------------------------------------------------------------------
       Core Bond Fund                                                                0.15
-----------------------------------------------------------------------------------------
       High Yield Bond Fund                                                          0.15
-----------------------------------------------------------------------------------------
       International Small Cap Equity Fund                                           0.15
-----------------------------------------------------------------------------------------
       Large Cap Value Fund                                                          0.15
-----------------------------------------------------------------------------------------
       Mid Cap Growth Fund                                                           0.15
-----------------------------------------------------------------------------------------
       Mid Cap Value Fund                                                            0.15
-----------------------------------------------------------------------------------------
       Moderate Growth Lifestyle Fund                                                0.15
-----------------------------------------------------------------------------------------
       Money Market II Fund                                                          0.15
-----------------------------------------------------------------------------------------
       Small Cap Growth Fund                                                         0.15
-----------------------------------------------------------------------------------------
       Small Cap Value Fund                                                          0.15
-----------------------------------------------------------------------------------------
       Socially Responsible Fund                                                     0.15
-----------------------------------------------------------------------------------------
       Strategic Bond Fund                                                           0.15
-----------------------------------------------------------------------------------------
   Public Funds
-----------------------------------------------------------------------------------------
       AIG SunAmerica 2015 High Watermark Fund, Class I                              0.65
-----------------------------------------------------------------------------------------
       AIG SunAmerica 2020 High Watermark Fund, Class I                              0.65
-----------------------------------------------------------------------------------------
       Ariel Appreciation Fund                                                       0.40
-----------------------------------------------------------------------------------------
       Ariel Fund                                                                    0.40
-----------------------------------------------------------------------------------------
       Lou Holland Growth Fund                                                       0.40
-----------------------------------------------------------------------------------------
       Vanguard Lifestrategy Conservative Growth Fund, Investor Shares               0.65
-----------------------------------------------------------------------------------------
       Vanguard Lifestrategy Growth Fund, Investor Shares                            0.65
-----------------------------------------------------------------------------------------
       Vanguard Lifestrategy Moderate Growth Fund, Investor Shares                   0.65
-----------------------------------------------------------------------------------------
       Vanguard Long-Term Investment-Grade Fund, Investor Shares                     0.40
-----------------------------------------------------------------------------------------
       Vanguard Long-Term Treasury Fund, Investor Shares                             0.40
-----------------------------------------------------------------------------------------
       Vanguard Wellington Fund, Investor Shares                                     0.65
-----------------------------------------------------------------------------------------
       Vanguard Windsor II Fund, Investor Shares                                     0.65
-----------------------------------------------------------------------------------------

 (1) Reductions in the account maintenance charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."
 (2) See "Purchase Unit Value" for a discussion of how the separate account charges impact the calculation of each Division's unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges."

--------------------------------------------------------------------------------


 Optional IncomeLOCK Fee

 You may elect this optional living benefit feature as described below. The fee is calculated as a percentage of the Benefit Base.(1)

                     Fee Period Annualized Fee Percentage
                     ---------- -------------------------
                     All years  0.65% (deducted quarterly)

 (1) IncomeLOCK is an optional guaranteed minimum withdrawal benefit. If you elect this Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. Otherwise, the Benefit Base is equal to the Account Value on the Endorsement Date. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the Benefit.

 The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Mutual Fund.

Total Annual Mutual Fund Operating Expenses                                              Minimum Maximum
--------------------------------------------------------------------------------------------------------
(Expenses that are deducted from the assets of a Mutual Fund, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                             0.22%  1.71%*
--------------------------------------------------------------------------------------------------------

--------
* Pursuant to an Expense Limitation Agreement, AIG SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses for the 2020 High Watermark Fund to the extent that the Total Annual Fund Operating Expenses exceeds 1.18%. This waiver or reimbursement will continue indefinitely, subject to termination by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, as defined under section 2(a)(19) of The Investment Company Act of 1940, as amended (the "1940 Act").

--------------------------------------------------------------------------------

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses. Each example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Your actual costs may be higher or lower than the examples below.


The first set of examples assumes the maximum fees and expenses, including the maximum separate account charge of 0.65%, investment in a Variable Account Option with the highest total expenses (1.71%), and election of the optional IncomeLOCK feature at 0.65%.


(1) If you surrender your Contract at the end of the applicable time period:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $765  $1,414  $2,089   $3,350


(2) If you annuitize your Contract (the IncomeLOCK feature terminates at annuitization):


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $306   $937   $1,592   $3,350


(3) If you do not surrender your Contract:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $306   $937   $1,592   $3,350



The second set of examples assumes the minimum fees and expenses, including the minimum separate account charge of 0.15%, investment in a Variable Account Option with the lowest total expenses (0.22%), and that the optional IncomeLOCK feature is not elected.


(1) If you surrender your Contract at the end of the applicable time period:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $511   $626    $720     $496


(2) If you annuitize your Contract:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $40    $126    $220     $496


(3) If you do not surrender your Contract:


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $40    $126    $220     $496


Note: These examples should not be considered representative of past or future expenses for VALIC Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.


8


Selected Purchase Unit Data
--------------------------------------------------------------------------------


There were no historical Purchase Unit Values as of the date of this Prospectus since the Series 1.60 through 12.60 Contracts were not available as of December 31, 2007.

Highlights
--------------------------------------------------------------------------------

The Portfolio Director Fixed and Variable Annuity is a Contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

Purchase Requirements: Purchase Payments may be made at any time and in any amount, subject to plan, VALIC, or Internal Revenue Code of 1986, as amended ("Code") limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. For more information on Purchase Payments, refer to the "Purchase Period."

Right to Cancel: You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that we receive your request, depending on your state law. See "Other Contract Features."


Expenses: There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct insurance charges of up to 0.65% annually of the average daily value of your Contract allocated to the Variable Account Options. See the "Fee Tables" and "Fees and Charges."


IncomeLOCK: IncomeLOCK is an optional feature designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero (the "Benefit"). Thus, IncomeLOCK may offer protection of a sure stream of income in the event of a significant market downturn or if your Account Value declines due to unfavorable investment performance.

The feature design provides for an automatic lock-in of the Contract's highest anniversary value (the maximum anniversary value or "MAV") during the first ten years from the endorsement effective date (the "Evaluation Period"). This feature guarantees lifetime withdrawals of an income stream in the manner described below, without annuitizing the Contract. If you decide not to take withdrawals under this feature, or you surrender your Contract, you will not receive the benefits of IncomeLOCK. You could pay for this feature and not need to use it. Likewise, depending on your Contract's market performance, you may never need to rely on IncomeLOCK.

IncomeLOCK is not available if you have an outstanding loan under the Contract. If you elect to take a loan after the Endorsement Date and while IncomeLock is still in effect, we will automatically terminate the Benefit.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may remove each Participant Year without a surrender charge. Please see the "Fees and Charges" section of this prospectus.

Any withdrawals taken may be subject to a 10% IRS penalty tax if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our annuity service center. Withdrawals greater than the required minimum distributions ("RMD") determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of this feature. In addition, if you have a qualified contract, tax law and the terms of the plan may restrict withdrawal amounts. Please see the "Surrender of Account Value" and "Federal Tax Matters" sections of this prospectus.

IncomeLOCK may be elected any time, provided you are age 75 or younger on the date of election. Please note that this feature and/or its components may not be available in your state. Please check with your financial advisor for availability and any additional restrictions. IncomeLOCK might not be appropriate for use with contributory qualified plans (401(k), 403(b), 457) or IRAs (traditional or Roth IRAs and SEPs) if you plan to make ongoing contributions. This is because the Benefit applies only to purchase payments made within the first two contract years if the Benefit is selected at Contract issue, or to the Account Value on the Endorsement Date if the Benefit is selected after Contract issue. We reserve the right to modify, suspend or terminate IncomeLOCK in its entirety or any component at any time for Contracts that have not yet been issued.

Federal Tax Information: Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those

--------------------------------------------------------------------------------

established under Code sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Before purchasing a deferred annuity for use in a qualified retirement plan or program, you should seek tax advice from your own tax advisor. For a more detailed discussion of these income tax provisions, see "Federal Tax Matters."

Surrender Charges: Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

Access to Your Money: You may withdraw money from your Contract during the Purchase Period. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See "Surrender of Account Value" and "Federal Tax Matters."

Loans: Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans ("IRAs"), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid).

Transfers: There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.

Transfers can be made by calling AIG Retirement's toll-free transfer service at 1-800-448-2542. For more information on account transfers, see "Transfers Between Investment Options."

Income Options: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See "Payout Period."

Death Benefits: Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The Death Benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Please note that the death benefit provisions may vary from state to state. See "Death Benefits."

Inquiries: If you have questions about your Contract, call your financial advisor or contact us at 1-800-448-2542.


 Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the Contract, as well as the risks of investing.

General Information
--------------------------------------------------------------------------------

About the Contracts

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer's plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called "Purchase Payments." The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Please refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see "Purchase Period" and "Payout Period."

About VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, AIG Life Holdings (US), Inc., formerly American General Corporation ("ALH"), a holding company and VALIC's indirect parent company, was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management.

American Home Assurance Company

The information below is applicable to you only if your Contract or Certificate was issued on or before December 31, 2006.

Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company ("American Home"), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company's Contract owners can enforce the guarantee directly.

American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time ("Point of Termination"). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.

About VALIC Separate Account A

When you direct money to the Contract's Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call "Divisions." Sixty Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the AIG Retirement Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

--------------------------------------------------------------------------------


VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the 1940 Act. Units of interest in VALIC Separate Account A are registered as securities under The Securities Act of 1933, as amended (the "1933 Act").

VALIC Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and AIG and ALH have no legal obligation to back these commitments.

Units of Interest

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

Distribution of the Contracts


The principal underwriter and distributor for VALIC Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority, unless such broker-dealers are exempt from the broker-dealer registration requirements of The Securities Exchange Act of 1934, as amended. VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of VALIC financial advisors. For more information about the Distributor, see "Distribution of Variable Annuity Contracts" in the Statement of Additional Information.


VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC's general overhead and are not charged back to employers, group employee benefit plans or plan participants.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each first-year Purchase Payment. Agents will receive commissions of approximately 1.2% for level Purchase Payments in subsequent years and up to 7% on increases in the amount of Purchase Payments in the year of the increase. In addition, the Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the "Fees and Charges" section in this prospectus.

Fixed and Variable Account Options
--------------------------------------------------------------------------------


The Contracts offer a choice from among several Variable Account Options and three Fixed Account Options. Depending on the selection made by your employer's plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned. The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns that are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

Fixed Account Options

Portfolio Director features up to three guaranteed fixed options. These options provide fixed-rate earnings and guarantee safety

--------------------------------------------------------------------------------

of principal. The guarantees are backed by the claims-paying ability of the Company, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

      Fixed Account Options               Investment Objective
      ---------------------               --------------------
      Fixed Account Plus         Invests in the general account assets
                                 of the Company. This account provides
                                 fixed-return investment growth for the
                                 long-term. It is credited with interest
                                 at rates set by VALIC. The account is
                                 guaranteed to earn at least a minimum
                                 rate of interest as shown in your
                                 Contract. Your money may be credited
                                 with a different rate of interest
                                 depending on the time period in which
                                 it is accumulated. Purchase Payments
                                 allocated to a fixed account option
                                 will receive a current rate of
                                 interest. There are limitations on
                                 transfers out of this option. If you
                                 transfer assets from Fixed Account Plus
                                 to another investment option, any
                                 assets transferred back into Fixed
                                 Account Plus within 90 days will
                                 receive a different rate of interest,
                                 than that paid for new Purchase
                                 Payments.

      Short-Term Fixed Account   Invests in the general account assets
                                 of the Company. This account provides
                                 fixed-return investment growth for the
                                 short-term. It is credited with
                                 interest at rates set by VALIC, which
                                 may be lower than the rates credited to
                                 Fixed Account Plus, above. The account
                                 is guaranteed to earn at least a
                                 minimum rate of interest as shown in
                                 your Contract. Your money may be
                                 credited with a different rate of
                                 interest depending on the time period
                                 in which it is accumulated.

      Multi-Year Enhanced Option Invests in the general account assets
       ("Multi-Year Option")     of the Company. This account is a
                                 long-term investment option, providing
                                 a guaranteed interest rate for a
                                 guaranteed period (three, five, seven,
                                 or ten years) ("MVA Term"). Please see
                                 your Contract for minimum investment
                                 amounts and other requirements and
                                 restrictions. This option may not be
                                 available in all employee plans or
                                 states. All MVA Terms may not be
                                 available. Please see your financial
                                 advisor for information on the MVA
                                 Terms that are currently offered.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month, and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. VALIC guarantees that all contributions received during a calendar month will receive that month's current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.

Variable Account Options

The Contracts enable you to participate in Divisions that represent Variable Account Options, shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. We reserve the right to limit the investment options available under your Contract if you elect IncomeLOCK.

Several of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public (retail investors) outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. These funds are listed in the front of the prospectus as "Public Funds." If your Contract is a tax-deferred Nonqualified annuity that is not part of your employer's retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Public Funds will not be available within your Contract, due to Internal Revenue Code requirements concerning investor control. Therefore, the Nonqualified annuities listed above and ineligible deferred compensation 457(f) plans and private sector top-hat plans may invest only in AIG Retirement Company I and II.

The Variable Account Options shown below include a brief description of each Fund, including its investment objective. We also show the investment adviser for each Fund, and investment sub-adviser, if applicable. Please see the separate Fund prospectuses for more detailed information on each Fund's management fees and total expenses, investment strategy and risks, as well as a history of any changes to a Fund's investment adviser or sub-adviser. You should read the prospectuses carefully before investing. Additional copies are available from AIG Retirement at 1-800-448-2542 or online at www.aigretirement.com.

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Please refer to your employer's retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund's prospectus.

Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well balanced and diversified investment portfolio. As just one example, investing more than 20% of an investor's total retirement savings in any one company or industry may cause that individual's retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk. The United States Department of Labor provides many plan sponsors and participants with helpful information about the importance of diversification at: www.dol.gov/ebsa/investing.html.

AIG SunAmerica Asset Management Corp. and AIG Global Investment Corp. are each affiliated with the adviser, VALIC, due to common ownership. Please note that the Ariel Fund and Ariel Appreciation Fund are not available in any 457 plans, except by special arrangement.

Variable Account Options                        Investment Objective                           Adviser and Sub-Adviser
------------------------                        --------------------                           -----------------------
AIG SunAmerica           Each High Watermark Fund seeks capital appreciation to the         Adviser: Trajectory Asset
2015 High Watermark Fund extent consistent with preservation of capital investment gains in Management LLC order to have a net asset value ("NAV") on its Protected Maturity
AIG SunAmerica           Date at least equal to the Protected High Watermark Value. Each    (AIG SunAmerica Asset
2020 High Watermark Fund High Watermark Fund seeks high total return as a secondary         Management Corp. is the daily
                         objective.                                                         business manager.)

                         If you hold your Variable Investment Option Units until the
                         Protected Maturity Date, you will be entitled to redeem your shares for no less than the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High
                         Watermark Fund reaching this value, and any extraordinary
                         expenses, and increased by appreciation in share value
                         subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

                         The Protected Maturity Date for each High Watermark Fund is:
                         2015 High Watermark Fund            August 31, 2015
                         2020 High Watermark Fund            August 31, 2020

                         If you may need access to your money at any point prior to the
                         Protected Maturity Date, you should consider the
                         appropriateness of investing in the High Watermark Funds.
                         Investors who redeem before the Protected Maturity Date will receive the current Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the initial investment.

                         An investment in the High Watermark Funds may not be
                         appropriate for persons enrolled in Guided Portfolio Services/SM/, an investment advisory product offered by AIG Retirement
                         Advisors, Inc.

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    Variable Account Options                             Investment Objective
    ------------------------                             --------------------
Ariel Appreciation Fund -- a     Seeks long-term capital appreciation by investing primarily in the series of Ariel Investment Trust stocks of medium-sized companies with market capitalizations between $2.5 billion and $15 billion at the time of initial purchase.

Ariel Fund -- a series of Ariel  Seeks long-term capital appreciation by investing primarily in
Investment Trust                 the stocks of small companies with a market capitalization generally between $1 billion and $5 billion at the time of initial purchase.

Lou Holland Growth Fund          The fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. The fund will invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Vanguard LifeStrategy            Seeks to provide current income and low to moderate capital
Conservative Growth Fund         appreciation. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 40% of assets to bonds, 20% to short-
                                 term fixed income investments, and 40% to common stocks.
                                 The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                 investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Vanguard LifeStrategy            Seeks to provide capital appreciation and some current income.
Growth Fund                      This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to common stocks and 20% to bonds.
                                 The fund's indirect stock holdings consist substantially of large-
                                 cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.
                                 stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S.
                                 government, agency, and investment-grade corporate bonds,
                                 as well as mortgage-backed and asset-backed securities.

Vanguard LifeStrategy            Seeks to provide capital appreciation and a low to moderate
Moderate Growth Fund             level of current income. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to common stocks and 40% to bonds. The fund's indirect stock
                                 holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
                                 The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                 investment-grade corporate bonds, as well as mortgage-
                                 backed securities.

Vanguard Long-Term               Seeks to provide a high and sustainable level of current income
Investment-Grade Fund            by investing in a variety of high quality and, to a lesser extent, medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Vanguard Long-Term               Seeks to provide a high and sustainable level of current income
Treasury Fund                    by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

                        Investment Objective                            Adviser and Sub-Adviser
                        --------------------                            -----------------------
Seeks long-term capital appreciation by investing primarily in the    Adviser: Ariel Capital
stocks of medium-sized companies with market capitalizations          Management, LLC
between $2.5 billion and $15 billion at the time of initial purchase.

Seeks long-term capital appreciation by investing primarily in        Adviser: Ariel Capital
the stocks of small companies with a market capitalization            Management, LLC
generally between $1 billion and $5 billion at the time of
initial purchase.

The fund primarily seeks long-term growth of capital. The receipt     Adviser: Holland Capital
of dividend income is a secondary consideration. The fund will        Management, LLC
invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Seeks to provide current income and low to moderate capital           The fund does not employ an
appreciation. This is a fund of funds, investing in other Vanguard    investment adviser. Instead,
mutual funds according to a fixed formula that typically results      the fund's Board of Trustees
in an allocation of about 40% of assets to bonds, 20% to short-       decides how to allocate the
term fixed income investments, and 40% to common stocks.              fund's assets among the
The fund's indirect bond holdings are a diversified mix of short-,    underlying funds.
intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Seeks to provide capital appreciation and some current income.        The fund does not employ an
This is a fund of funds, investing in other Vanguard mutual funds     investment adviser. Instead,
according to a fixed formula that typically results in an allocation  the fund's Board of Trustees
of about 80% of assets to common stocks and 20% to bonds.             decides how to allocate the
The fund's indirect stock holdings consist substantially of large-    fund's assets among the
cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.       underlying funds.
stocks and foreign stocks. Its indirect bond holdings are a
diversified mix of short-, intermediate- and long-term U.S.
government, agency, and investment-grade corporate bonds,
as well as mortgage-backed and asset-backed securities.

Seeks to provide capital appreciation and a low to moderate           The fund does not employ an
level of current income. This is a fund of funds, investing in        investment adviser. Instead,
other Vanguard mutual funds according to a fixed formula that         the fund's Board of Trustees
typically results in an allocation of about 60% of assets to          decides how to allocate the
common stocks and 40% to bonds. The fund's indirect stock             fund's assets among the
holdings consist substantially of large-cap U.S. stocks and, to a     underlying funds.
lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, as well as mortgage-
backed securities.

Seeks to provide a high and sustainable level of current income       Adviser: Wellington
by investing in a variety of high quality and, to a lesser extent,    Management Company, LLP
medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Seeks to provide a high and sustainable level of current income       Adviser: The Vanguard Group
by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

--------------------------------------------------------------------------------

 Variable Account Options                          Investment Objective                           Adviser and Sub-Adviser
 ------------------------                          --------------------                           -----------------------
Vanguard Wellington Fund    Seeks to provide long-term capital appreciation and reasonable     Adviser: Wellington
                            current income by investing in dividend-paying, and, to a lesser   Management Company, LLP
                            extent, non-dividend-paying common stocks of established
                            medium- and large-sized companies. In choosing these
                            companies, the Adviser seeks those that appear to be
                            undervalued but which have prospects to improve. The fund
                            also invests in investment grade corporate bonds, with some exposure to U.S. Treasury, government agency and
                            mortgage-backed securities.

Vanguard Windsor II Fund    Seeks to provide long-term capital appreciation and income. The    Advisers: Armstrong, Shaw
                            fund invests mainly in large- and mid-sized companies whose        Associates, Inc.; Barrow,
                            stocks are considered by an adviser to be undervalued.             Hanley, Mewhinney &
                                                                                               Strauss, Inc.; Equinox Capital
                                                                                               Management, LLC; Hotchkis
                                                                                               and Wiley Capital
                                                                                               Management, LLC; Tukman
                                                                                               Capital Management, Inc.; and
                                                                                               The Vanguard Group

AIG Retirement Company I

Asset Allocation Fund       Seeks maximum aggregate rate of return over the long term          Adviser: VALIC
                            through controlled investment risk by adjusting its investment     Sub-Adviser: AIG Global
                            mix among stocks, long-term debt securities and short-term         Investment Corp.
                            money market securities.

Blue Chip Growth Fund       Seeks long-term capital growth by investing in the common          Adviser: VALIC
                            stocks of large and medium-sized blue chip growth companies.       Sub-Adviser: T. Rowe Price
                            Income is a secondary objective.                                   Associates, Inc.

Broad Cap Value Income Fund Seeks total return through capital appreciation with income as a   Adviser: VALIC
                            secondary objective by investing primarily in equity securities of Sub-Adviser: Barrow, Hanley,
                            U.S. large- and medium-capitalization companies that are           Mewhinney & Straus, Inc.
                            undervalued.

Capital Conservation Fund   Seeks the highest possible total return consistent with the        Adviser: VALIC
                            preservation of capital through current income and capital gains   Sub-Adviser: AIG Global
                            on investments in intermediate- and long-term debt instruments     Investment Corp.
                            and other income producing securities.

Core Equity Fund            Seeks long-term growth of capital through investment primarily     Adviser: VALIC
                            in the equity securities of large-cap quality companies with long- Sub-Adviser: BlackRock
                            term growth potential.                                             Financial Management, LLC

Core Value Fund             Seeks capital growth by investing in common stocks, though the     Adviser: VALIC
                            fund may invest in securities other than stocks. Current income    Sub-Adviser: American
                            is a secondary objective. Two investment strategies will be        Century Investment
                            utilized. Half of the assets will be managed by employing a        Management, Inc.
                            quantitative income and growth investment strategy, while the remainder of the assets will be managed using a portfolio
                            optimization technique. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk. The sub-adviser also attempts to create a dividend yield for the fund that will be greater than that of the
                            S&P 500(R) Index.

--------------------------------------------------------------------------------

  Variable Account Options                           Investment Objective                            Adviser and Sub-Adviser
  ------------------------                           --------------------                            -----------------------
Foreign Value Fund           Seeks long-term growth of capital by investing primarily in equity    Adviser: VALIC
                             securities of companies located outside the U.S., including           Sub-Adviser: Templeton
                             emerging markets.                                                     Global Advisors Limited

Global Equity Fund           Seeks capital appreciation by investing primarily in mid-cap and      Adviser: VALIC
                             large-cap companies with market capitalizations in excess of          Sub-Adviser: Putnam
                             $1 billion, although it can invest in companies of any size.          Investment Management, LLC

Global Social Awareness Fund Seeks to obtain growth of capital through investment, primarily       Adviser: VALIC
(formerly Social             in common stocks, in companies which meet the social criteria         Sub-Adviser: AIG Global
Awareness Fund)              established for the fund. The fund will typically invest in stocks of Investment Corp.
                             large capitalization companies domiciled in the U.S., Europe,
                             Japan and other developed markets. The fund does not invest in companies that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the production of products that have a severe impact on the environment; labor relations/labor disputes; or that have
                             operations in countries with significant human rights concerns.

Global Strategy Fund         Seeks high total return by investing in equity securities of          Adviser: VALIC
                             companies in any country, fixed income (debt) securities of           Sub-Adviser: Franklin
                             companies and governments of any country, and in money                Advisors, Inc. and Templeton
                             market instruments.                                                   Investment Counsel, LLC

Government Securities Fund   Seeks high current income and protection of capital through           Adviser: VALIC
                             investments in intermediate- and long-term U.S. government and        Sub-Adviser: AIG Global
                             government-sponsored debt securities.                                 Investment Corp.

Growth Fund (formerly VALIC  Seeks long-term capital growth by using distinct investment           Adviser: VALIC
Ultra Fund)                  strategies: a growth strategy (investing primarily in larger sized    Sub-Adviser: American
                             U.S. companies); a disciplined growth strategy utilizing              Century Global Investment
                             quantitative management techniques; and a global growth               Management, Inc.
                             strategy (investing primarily in equity securities of issuers located in developed countries world-wide including the U.S.).

Growth & Income Fund         Seeks to provide long-term growth of capital and secondarily,         Adviser: VALIC
                             current income, through investment in common stocks and               Sub-Adviser: AIG SunAmerica
                             equity-related securities.                                            Asset Management Corp.

Health Sciences Fund         Seeks long-term capital growth through investments primarily in       Adviser: VALIC
                             the common stocks of companies engaged in the research,               Sub-Adviser: T. Rowe Price
                             development, production, or distribution of products or services      Associates, Inc.
                             related to health care, medicine, or the life sciences.

Inflation Protected Fund     Seeks maximum real return, consistent with appreciation of            Adviser: VALIC
                             capital and prudent investment management. The fund invests in        Sub-Adviser: AIG Global
                             inflation-indexed fixed income securities issued by U.S. and non-     Investment Corp.
                             U.S. governments and corporations.

International Equities Fund  Seeks to provide long-term growth of capital through                  Adviser: VALIC
                             investments primarily in a diversified portfolio of equity and        Sub-Adviser: AIG Global
                             equity-related securities of foreign issuers that, as a group, the    Investment Corp.
                             Sub-Adviser believes may provide investment results closely corresponding to the performance of the Morgan Stanley Capital
                             International, Europe, Australasia and the Far East Index.

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  Variable Account Options                            Investment Objective                           Adviser and Sub-Adviser
  ------------------------                            --------------------                           -----------------------
International Government      Seeks high current income through investments primarily in           Adviser: VALIC
Bond Fund                     investment grade debt securities issued or guaranteed by foreign     Sub-Adviser: AIG Global
                              governments. This fund is classified as "non-diversified" because    Investment Corp.
                              it expects to concentrate in certain foreign government
                              securities. Also, the fund attempts to have all of its investments payable in foreign securities. The fund may convert its cash to foreign currency.

International Growth I Fund   Seeks capital growth through investments primarily in equity         Adviser: VALIC
                              securities of issuers in developed foreign countries. The Sub-       Sub-Adviser: American
                              Adviser uses an investment strategy it developed to invest in        Century Global Investment
                              stocks it believes will increase in value over time.                 Management, Inc., Invesco
                                                                                                   Aim Capital Management, Inc.
                                                                                                   and Massachusetts Financial
                                                                                                   Services Company

Large Cap Core Fund           Seeks capital growth with the potential for current income by        Adviser: VALIC
                              investing in the common stocks of large-sized U.S. companies         Sub-Adviser: Evergreen
                              (i.e., companies whose market capitalization falls within the        Investment Management
                              range tracked in the Russell 1000(R) Index).                         Company, LLC

Large Capital Growth Fund     Seeks to provide long-term growth of capital by investing in         Adviser: VALIC
                              securities of large-cap companies (i.e., companies whose market      Sub-Adviser: Invesco Aim
                              capitalization falls within the range tracked in the Russell 1000(R) Capital Management, Inc. and
                              Index).                                                              AIG SunAmerica Asset
                                                                                                   Management Corp.

Mid Cap Index Fund            Seeks to provide growth of capital through investments primarily     Adviser: VALIC
                              in a diversified portfolio of common stocks that, as a group, are    Sub-Adviser: AIG Global
                              expected to provide investment results closely corresponding to      Investment Corp.
                              the performance of the S&P MidCap 400(R) Index.

Mid Cap Strategic Growth Fund Seeks long-term capital growth by investing primarily in growth-     Adviser: VALIC
(formerly Mid Capital         oriented equity securities of U.S. mid-cap companies and, to a       Sub-Adviser: Morgan Stanley
Growth Fund)                  limited extent, foreign companies.                                   Investment Management, Inc.
                                                                                                   d/b/a Van Kampen and Brazos
                                                                                                   Capital Management, LP

Money Market I Fund           Seeks liquidity, protection of capital and current income through    Adviser: VALIC
                              investments in short-term money market instruments.                  Sub-Adviser: AIG SunAmerica
                                                                                                   Asset Management Corp.

Nasdaq-100(R) Index Fund      Seeks long-term capital growth through investments in the            Adviser: VALIC
                              stocks that are included in the Nasdaq-100 Index(R). The fund is a   Sub-Adviser: AIG Global
                              non-diversified fund, meaning that it can invest more than 5% of     Investment Corp.
                              its assets in the stock of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.

Real Estate Fund              Seeks high total return through long-term growth of capital and      Adviser: VALIC
                              current income by investing primarily in a diversified portfolio of  Sub-Adviser: Invesco Aim equity investments in real estate and real estate-related companies. Capital Management, Inc. and
                                                                                                   Goldman Sachs Asset
                                                                                                   Management, L.P.

--------------------------------------------------------------------------------

  Variable Account Options                            Investment Objective                            Adviser and Sub-Adviser
  ------------------------                            --------------------                            -----------------------
Science & Technology Fund     Seeks long-term capital appreciation through investments             Adviser: VALIC
                              primarily in the common stocks of companies that are expected        Sub-Adviser: T. Rowe Price
                              to benefit from the development, advancement, and use of             Associates, Inc., RCM Capital
                              science and technology. Several industries are likely to be          Management LLC and
                              included, such as electronics, communications, e-commerce,           Wellington Management
                              information services, media, life sciences and health care,          Company, LLP
                              environmental services, chemicals and synthetic materials, defense and aerospace, nanotechnology, energy equipment and services and electronic manufacturing.

Small Cap Aggressive          Seeks capital growth by investing in equity securities of small      Adviser: VALIC
Growth Fund                   U.S. companies (i.e., companies whose market capitalization falls    Sub-Adviser: Wells Capital
                              within the Russell 2000(R) Index).                                   Management Incorporated

Small Cap Fund                Seeks to provide long-term capital growth by investing primarily     Adviser: VALIC
                              in the stocks of small companies, with market capitalizations at     Sub-Adviser: Invesco Aim
                              the time of purchase which fall 1) within or below range of          Capital Management, Inc.,
                              companies in either the current Russell 2000(R) or S&P SmallCap      T. Rowe Price Associates, Inc.
                              600(R) Indices, or 2) below the three-year average maximum           and Bridgeway Capital
                              market cap of companies in the index as of December 31 of the        Management, Inc.
                              three preceding years.

Small Cap Index Fund          Seeks to provide growth of capital through investment primarily      Adviser: VALIC
                              in a diversified portfolio of common stocks that, as a group, the    Sub-Adviser: AIG Global
                              Sub-Adviser believes may provide investment results closely          Investment Corp.
                              corresponding to the performance of the Russell 2000(R) Index.

Small Cap Special Values Fund Seeks to produce growth of capital by investing primarily in         Adviser: VALIC
                              common stocks of small U.S. companies.                               Sub-Adviser: Evergreen
                                                                                                   Investment Management
                                                                                                   Company and Putnam
                                                                                                   Investment Management, LLC

Small-Mid Growth Fund         Seeks to achieve its investment goal by investing primarily in       Adviser: VALIC
(formerly Small Cap Strategic stocks of U.S. companies with small and medium market                Sub-Adviser: Evergreen
Growth Fund)                  capitalizations that the sub-adviser believes have the potential for Investment Management
                              above average growth.                                                Company, LLC

Stock Index Fund              Seeks long-term capital growth through investment in common          Adviser: VALIC
                              stocks that, as a group, are expected to provide investment          Sub-Adviser: AIG Global
                              results closely corresponding to the performance of the              Investment Corp.
                              S&P 500(R) Index.

Value Fund                    Seeks capital appreciation through investments primarily in          Adviser: VALIC
                              common stocks of large U.S. companies, focusing on value             Sub-Adviser:
                              stocks that the Sub-Adviser believes are currently undervalued by    OppenheimerFunds, Inc.
                              the market.

AIG Retirement Company II

Aggressive Growth             Seeks growth through investments in a combination of the             Adviser: VALIC
Lifestyle Fund                different funds offered in AIG Retirement Company I and AIG          Sub-Adviser: AIG Global
                              Retirement Company II. The indirect holdings for this fund of        Investment Corp.
                              funds are primarily in equity securities of domestic and foreign companies of any market capitalization, and fixed-income
                              securities of domestic issuers.

--------------------------------------------------------------------------------

   Variable Account Options                            Investment Objective                           Adviser and Sub-Adviser
   ------------------------                            --------------------                           -----------------------
Capital Appreciation Fund      Seeks long-term capital appreciation by investing primarily in a     Adviser: VALIC
                               broadly diversified portfolio of stocks and other equity securities  Sub-Adviser: Bridgeway
                               of U.S. companies.                                                   Capital Management, Inc.

Conservative Growth            Seeks current income and low to moderate growth of capital           Adviser: VALIC
Lifestyle Fund                 through investments in a combination of the different funds          Sub-Adviser: AIG Global
                               offered in AIG Retirement Company I and AIG Retirement               Investment Corp.
                               Company II. The indirect holdings for this fund of funds are primarily in fixed-income securities of domestic and foreign issuers and equity securities of domestic companies.

Core Bond Fund                 Seeks the highest possible total return consistent with the          Adviser: VALIC
                               conservation of capital through investments in medium- to high-      Sub-Adviser: AIG Global
                               quality fixed income securities. These securities include            Investment Corp.
                               corporate debt securities of domestic and foreign companies, securities issued or guaranteed by the U.S. government, and mortgage-backed, or asset-backed securities.


High Yield Bond Fund           Seeks the highest possible total return and income consistent        Adviser: VALIC
                               with conservation of capital through investment in a diversified     Sub-Adviser: AIG Global
                               portfolio of high yielding, high risk fixed income securities. These Investment Corp.
                               securities are in below-investment-grade junk bonds.

International Small Cap        Seeks to provide long-term capital appreciation through equity       Adviser: VALIC
Equity Fund                    and equity-related securities of small cap companies throughout      Sub-Adviser: AIG Global
                               the world, excluding the U.S.                                        Investment Corp.

Large Cap Value Fund           Seeks to provide total returns that exceed over time the Russell     Adviser: VALIC
                               1000(R) Value Index through investment in equity securities. The     Sub-Adviser: SSgA Funds
                               Russell 1000(R) Value Index is a sub-index of the Russell 3000(R)    Management, Inc.
                               Index, which follows the 3,000 largest U.S. companies, based on total market capitalization.

Mid Cap Growth Fund            Seeks long-term capital appreciation principally through             Adviser: VALIC
                               investments in medium-capitalization equity securities, such as      Sub-Adviser: Invesco Aim
                               common and preferred stocks and securities convertible into          Capital Management, Inc.
                               common stocks. The Sub-Adviser defines mid-sized companies as companies that are included in the Russell MidCap(R) Index.

Mid Cap Value Fund             Seeks capital growth, through investment in equity securities of     Adviser: VALIC
                               medium capitalization companies using a value-oriented               Sub-Adviser: FAF Advisors,
                               investment approach. Mid-capitalization companies include            Inc. and Wellington
                               companies with a market capitalization equaling or exceeding         Management Company, LLP
                               $500 million, but not exceeding the largest market capitalization of the Russell MidCap(R) Index range.

Moderate Growth Lifestyle Fund Seeks growth and current income through investments in a             Adviser: VALIC
                               combination of the different funds offered in AIG Retirement         Sub-Adviser: AIG Global
                               Company I and AIG Retirement Company II. This fund of funds          Investment Corp.
                               indirect holdings are primarily in domestic and foreign fixed-
                               income securities and equity securities of domestic large-
                               capitalizations companies.

Money Market II Fund           Seeks liquidity, protection of capital and current income through    Adviser: VALIC
                               investments in short-term money market instruments.                  Sub-Adviser: AIG SunAmerica
                                                                                                    Asset Management Corp.

Small Cap Growth Fund          Seeks long-term capital growth through investments primarily in      Adviser: VALIC
                               the equity securities of small companies with market caps at the     Sub-Adviser: JPMorgan
                               time of purchase, equal to or less than the largest company in       Investment Management Inc.
                               the Russell 2000(R) Index during most recent 12-month period.

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Variable Account Options                          Investment Objective                           Adviser and Sub-Adviser
------------------------                          --------------------                           -----------------------
Small Cap Value Fund      Seeks to provide maximum long-term return, consistent with            Adviser: VALIC
                          reasonable risk to principal, by investing primarily in securities of Sub-Adviser: JPMorgan
                          small-capitalization companies in terms of revenue and/or market      Investment Advisors, Inc.
                          capitalization. Small-cap companies are companies whose
                          market capitalization is equal to or less than the largest company in the Russell 2000(R) Index during the most recent 12-month period.

Socially Responsible Fund Seeks to obtain growth of capital through investment, primarily       Adviser: VALIC
                          in equity securities, of companies which meet the social criteria     Sub-Adviser: AIG Global
                          established for the fund. The fund does not invest in companies       Investment Corp.
                          that are significantly engaged in the production of nuclear energy; the manufacture of weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the
                          production of products that significantly pollute the environment;
                          labor relations/labor disputes; or significant workplace violations.

Strategic Bond Fund       Seeks the highest possible total return and income consistent         Adviser: VALIC
                          with conservation of capital through investment in a diversified      Sub-Adviser: AIG Global
                          portfolio of income producing securities. The fund invests in a       Investment Corp.
                          broad range of fixed-income securities, including investment-
                          grade bonds, U.S. government and agency obligations,
                          mortgage-backed securities, and U.S., Canadian, and foreign high risk, high yield bonds.

A detailed description of the fees, investment objective, strategy, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.aigretirement.com.

Purchase Period
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The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

Account Establishment

You may establish an account through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts ("individual contracts").

The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000.00. Minimum initial and subsequent Purchase Payments are as follows:

                                       Initial Subsequent
                      Contract Type    Payment  Payment
                      -------------    ------- ----------
                      Periodic Payment $   30     $ 30
                      Single Payment.. $1,000      -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

When an initial Purchase Payment is accompanied by an application, within 2 Business Days we will:

  . Accept the application and establish your account. We will also apply your Purchase Payment by crediting the amount, on the date we accept your application, to the Fixed or Variable Account Option selected; or

  .   Reject the application and return the Purchase Payment; or

  . Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, on the date we accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

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If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

Return Purchase Payments. If we do not have your name, address or Social Security Number ("SSN"), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

Employer-Directed Account. If we have your name, address and SSN and we have an Employer-Directed Account Agreement with your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in a Money Market Division, or other investment options chosen by your employer. You may not transfer these amounts until VALIC has received a completed application or enrollment form; or

Starter Account. If we have your name, address and SSN, but we do not have an Employer-Directed Account Agreement with your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option available for your plan or other investment options chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

When Your Account Will Be Credited

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received by our bank by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after 4:00 p.m. Eastern time will be credited the next Business Day.

Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

Purchase Units

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following the close of regular trading of the NYSE, normally 4:00 p.m. Eastern time. Note that the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Purchase Units may be shown as "Number of Shares" and the Purchase Unit Values may be shown as "Share Price" on some account statements. See "Purchase Unit Value" in the SAI for more information and an illustration of the calculation of the unit value.

Calculation of Value for Fixed Account Options

The Fixed Account Plus and the Short-Term Fixed Accounts are part of the Company's general assets. The Multi-Year Option may be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "General Information" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

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The value of your Fixed Account Option is calculated on a given Business Day as shown below:

              Value of Your Fixed Account Options*
          =   (equals)
              All Purchase Payments made to the Fixed Account Options
          +   (plus)
              Amounts transferred from Variable Account Options to the Fixed Account Options
          +   (plus)
              All interest earned
          -   (minus)
              Amounts transferred or withdrawn from Fixed Account
              Options (including applicable fees and charges)

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* This value may be subject to a market value adjustment under the Multi-Year Option.

Calculation of Value for Variable Account Options

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the "General Information, Variable Account Options" section in this prospectus and in each Mutual Fund's prospectus. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See "Fees and Charges." Your account will be credited with the applicable number of Purchase Units. If the Purchase Payment is in good order as described and is received by our bank by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day's Purchase Unit value. Purchase Payments in good order received by our bank after 4:00 p.m. Eastern time will be credited the next Business Day and will receive the next Business Day's Purchase Unit value. Because Purchase Unit values for each Mutual Fund change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

Premium Enhancement Credit

From time to time, VALIC may offer a 2% and 4% premium enhancement credit ("Premium Enhancement") to a Participant meeting certain criteria as described below. The Premium Enhancement will be added to the Account Value as earnings, allocated to the Fixed and Variable Account Options in the same manner as the Participant's contributions or Eligible Deposits to the account.

Eligibility Criteria -- 4% Premium Enhancement Credit

Participants. An "Eligible Participant" is a Participant employed in the K-12 market (educators and administrators and other employees eligible to participate in a 403(b) or 457(b) program in elementary and secondary schools) who opens a new 403(b) or 457(b) Portfolio Director account with VALIC and who is no longer in the free look period. A "new" 403(b) or 457(b) account is an account that is the Participant's first annuity account on the VALIC Portfolio Director recordkeeping system.

Contributions. A Premium Enhancement of 4% will be paid following the receipt and crediting of "First-Year" contributions made to the new account that are received and credited by VALIC, for a period of one year, beginning as of the date of the first contribution made to the new account in accordance with a salary reduction arrangement, on or after the endorsement effective date. A First-Year contribution does not include amounts rolled over or directly transferred to VALIC from another retirement contract or program, or to amounts attributable to employer contributions.

Contracts. This program is available only to certain 403(b) or 457(b) Portfolio Director accounts at this time. This does not include Contracts that are subject to the Employee Retirement Income Security Act of 1974 ("ERISA") or group Contracts that require permission or notice to offer this Premium Enhancement.

Eligibility Criteria -- 2% Premium Enhancement Credit

Participants. An "Eligible Participant" is any Participant, new or existing, with a Portfolio Director account in the nonqualified, IRA or K-12 markets. The K-12 market includes educators, administrators and other employees eligible to participate in a 403(b) or 457(b) program in elementary and secondary schools.

Rollover Deposits. A Premium Enhancement of 2% will be paid following the receipt and crediting of Purchase Payments of $50,000 or more that are rolled over or transferred directly to VALIC from a non-VALIC retirement contract or program ("Eligible Deposit") on or after the endorsement effective date. We will total all such Eligible Deposits that we receive within a 90-day period in order to meet the $50,000 minimum requirement. An Eligible Deposit does not include a periodic Purchase Payment made to the Contract under a salary reduction arrangement; a Purchase Payment attributable to employer contributions; or a transfer or exchange from any other VALIC product. Eligibility for the Premium Enhancement will immediately end if an Eligible Participant takes a withdrawal from the Contract any time after we credit a Premium Enhancement to the Account Value. Participants may not transfer amounts in and out of a Contract to receive multiple bonuses on the same monies.

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Contracts. This program is available only to Portfolio Director accounts in the nonqualified, IRA or K-12 markets at this time. This does not include the Portfolio Director Freedom Plus IRA Contract; or Contracts that are subject to ERISA; or group Contracts that require permission or notice to offer this Premium Enhancement.

Important Information Applicable to Either Premium Enhancement Credit

The Premium Enhancement will not be counted as premium for contribution limits and is not considered to be an "Eligible Purchase Payment" for the IncomeLOCK program; however, any earnings on the Premium Enhancement will be included as a part of the Anniversary Value. The Premium Enhancement will be immediately available for withdrawal, annuitization or payment of a death benefit; thus, the participant will be vested in the amount of the Premium Enhancement. The Premium Enhancement and any gains or losses attributable to it will be treated as "earnings" for all purposes under the Contract. As such, the Premium Enhancement will be subject to all of the rights and limitations that would otherwise apply under the Contract to earnings, gains or other credits. We may offer this Premium Enhancement program for certain periods each year. We reserve the right to modify, suspend or terminate the Premium Enhancement for Contracts that have not yet been issued. Additionally, we reserve the right to withhold payment of the Premium Enhancement until the expiration of the Contract's free look period. The Premium Enhancement may not be available in all states or through the broker-dealer with which your financial advisor is affiliated. Please check with your financial advisor for availability and any other restrictions.

Stopping Purchase Payments

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

IncomeLOCK

IncomeLOCK is a living benefit option available with VALIC's Portfolio Director Fixed and Variable Annuity Contracts. It is a guaranteed minimum withdrawal benefit that protects against market downturns and allows you to receive an income based on your Contract's highest anniversary value during the benefit's first 10 years, as more fully described below.

IncomeLOCK automatically locks-in the highest Anniversary Value (the MAV) during the first 10 years after it is elected (each, a "Benefit Year") and guarantees annual withdrawals based on the MAV over the period that the Benefit is in effect. You may be able to extend the MAV Evaluation Period for an additional ten years as discussed below (an "Extension"). Additionally, you may take withdrawals over the lifetime of the owner as more fully described below.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the maximum annual withdrawal percentage of 5% in any Benefit Year. You may begin taking withdrawals under the Benefit immediately following the date the Endorsement is issued for your Contract (the "Endorsement Date"). See "Surrender of Account Value" for more information regarding the effects of withdrawals on the components of the Benefit and a description of the effect of RMDs on the Benefit.

The table below is a summary of the IncomeLOCK feature and applicable components of the Benefit.

                                    Maximum                 Maximum
                                     Annual     Initial      Annual
                                   Withdrawal   Minimum    Withdrawal
                                   Percentage  Withdrawal  Percentage
                                     Prior    Period Prior     if
                                     to any      to Any    Extension
          Time of First Withdrawal Extension   Extension   is Elected
          ------------------------ ---------- ------------ ----------
          Before 5th Benefit
            Year anniversary......      5%       20 Years       5%
          On or after 5th Benefit
            Year anniversary......      7     14.28 Years       7
          On or after 10th Benefit
            Year anniversary......     10        10 Years       7
          On or after 20th Benefit
            Year anniversary......     10        10 Years      10
          On or after the Contract            Life of the
            owner's                              Contract
            65th birthday.........      5           owner*      5

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* Lifetime withdrawals are available so long as your withdrawals remain within the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year, and if the excess is not solely a result of RMDs attributable to this Contract, lifetime withdrawals will

--------------------------------------------------------------------------------

  no longer be available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

Calculation of the value of each component of the Benefit

First, we determine the Benefit Base. If IncomeLOCK is selected after Contract issue, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1 million without our prior approval. If IncomeLOCK is selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000. In addition, if IncomeLOCK is selected at Contract issue, the amount of Purchase Payments received during the first two years after your Endorsement Date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base. Any Purchase Payments we receive after your Endorsement Date, if IncomeLOCK is selected after Contract issue (or more than two years after your Endorsement Date, if IncomeLOCK is selected at Contract issue) are considered Ineligible Purchase Payments. Eligible Purchase Payments are limited to $1 million without our prior approval.

On each Benefit Anniversary throughout the MAV Evaluation Period, the Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current Benefit Base and any previous year's Anniversary Value. Other than reductions made for withdrawals (including excess withdrawals), the Benefit Base will only be adjusted upwards. Note that during the MAV Evaluation Period the Benefit Base will never be lowered if Anniversary Values decrease as a result of investment performance. For effects of withdrawals on the Benefit Base, see the "Surrender of Account Value" section in this prospectus.

Second, we consider the Maximum Anniversary Value (MAV) Evaluation Period, which begins on the Endorsement Date (the date that we issue the Benefit Endorsement to your Contract) and ends on the 10th anniversary of the Endorsement Date. Upon the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

Third, we determine the Anniversary Value, which equals your Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value.

Fourth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year without creating an excess withdrawal and is an amount calculated as a percentage of the Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal, or, for lifetime withdrawals, the age of the owner when the first withdrawal is taken. Applicable percentages are shown in the IncomeLOCK summary table above. If the Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that Benefit Anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new Benefit Base. If the Benefit Base is increased as a result of Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

Lastly, we determine the Minimum Withdrawal Period, which is the minimum period over which you may take withdrawals under this feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin, and is re-calculated when the Benefit Base is adjusted to a higher Anniversary Value by dividing the Benefit Base by the Maximum Annual Withdrawal Amount. Please see the IncomeLOCK summary table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals. For effects of withdrawals on the Minimum Withdrawal Period, see the Minimum Withdrawal Period chart below in the "Surrender of Account Value" section of this prospectus.

Cancellation of IncomeLOCK

IncomeLOCK may be cancelled on the 5th Benefit Anniversary, the 10th Benefit Anniversary, or any Benefit Anniversary thereafter. Once IncomeLOCK is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect IncomeLOCK after cancellation.

Automatic Termination of IncomeLOCK

The feature automatically terminates upon the occurrence of one of the following:

1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

2. Full or partial annuitization of the Contract; or

3. Full surrender of the Contract; or

4. A death benefit is paid, or

5. You elect to take a loan from the Contract; or

6. Your spousal Beneficiary elects to continue the Contract without IncomeLOCK.

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We also reserve the right to terminate the feature if Withdrawals in excess of the Maximum Annual Withdrawal amount in any Benefit Year reduce the Benefit Base by 50% or more.

Lifetime withdrawals will not be available in the event of:

1. An ownership change which results in a change of the older owner;* or

2. Withdrawals prior to the 65th birthday of the owner; or

3. Death of the owner; or

4. A withdrawal in excess of the 5% Maximum Annual Withdrawal Amount.**
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* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** However, if an RMD withdrawal for this Contract exceeds the Maximum Annual
   Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated as long as withdrawals of RMDs are determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account. See the "Surrender of Account Value" section in this prospectus.

Transfers Between Investment Options
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You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted on www.aigretirement.com.

During the Purchase Period -- Policy Against Market Timing and Frequent
Transfers

VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or "market timing" organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading also raises fund expenses, such as recordkeeping and transaction costs, and harms fund performance. Further, excessive trading of any amount, including amounts less than $5,000, harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share.

Therefore, during the Purchase Period, you may make up to 15 transfers per calendar year between Account Options. These transfers may be submitted via the internet or by telephone. Multiple transfers between Account Options on the same day will be counted as a single transfer for purposes of applying this limitation. Transfers in excess of this limit may be required to be submitted in writing by regular U.S. mail and/or you may be restricted to one transfer every 30 days. Transfers resulting from your participation in the Guided Portfolio Services/SM/ Portfolio Manager Program administered by AIG Retirement Advisors, Inc. will not count against these transfer limitations.

The Contracts and Account Options are not designed to accommodate short-term trading or "market timing" organizations or individuals engaged in trading strategies that include programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an underlying Mutual Fund. If we determine, in our sole discretion, that your transfer patterns among the Account Options reflect a potentially harmful strategy, we will require that transfers be submitted in writing by regular U.S. mail, to protect the other investors.

Regardless of the number of transfers you have made, we will monitor and may restrict your transfer privileges, if it appears that you are engaging in a potentially harmful pattern of transfers. We will notify you in writing if you are restricted to mailing transfer requests to us via the U.S. mail service. Some of the factors we will consider when reviewing transfer activities include:

  .   the dollar amount of the transfer;

  .   the total assets of the Variable Account Option involved in the transfer;

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  .   the number of transfers completed in the current calendar quarter; or

  . whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations.

Beginning May 28, 2008, VALIC will implement new policies and procedures intended to hinder short-term trading. If an investor sells fund shares valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, the investor will not be able to make a purchase of $5,000 or more in that same fund for 30 calendar days.

This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:

  .   Plan-level or employer-initiated transactions;

  .   Purchase transactions involving transfers of assets or rollovers;

  . Retirement plan contributions, loans, and distributions (including hardship withdrawals);

  .   Roth IRA conversions or IRA recharacterizations;

  .   Systematic purchases or redemptions; or

  .   Trades of less than $5,000.

As described in a fund's prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to other investor trading policies, including redemption fees, if applicable. Certain funds may set limits on transfers in and out of a fund within a set time period in lieu of the policy above. Also, an employer's benefit plan may limit an investor's rights to transfer.

We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, an investor's account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

The Fixed Account Options are subject to additional restrictions:

Fixed Account Option           Value        Frequency                           Other Restrictions
--------------------           -----        ---------                           ------------------

Fixed Account Plus:       Up to 20% per    At any time If you transfer assets from Fixed Account Plus to another investment
                          Participant Year             option, any assets transferred back into Fixed Account Plus within 90 days may receive a different rate of interest than your new Purchase
                                                       Payments.(1)

                          100%             At any time If Account Value is less than or equal to $500.

Short-Term Fixed Account: Up to 100%       At any time After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for 90 days.(2)

Multi-Year Option(3):     Up to 100%       At any time Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA Band will require a minimum transfer amount, as described in the Contract.(4)

--------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The Multi-Year Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company.

Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

Communicating Transfer or Reallocation Instructions

Transfer instructions may be given by telephone, through the internet (AIG Retirement Online), using the self-service automated phone system (AIG Retirement by Phone), or in writing. We encourage you to make transfers or reallocations using AIG Retirement Online or AIG Retirement by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial advisors or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

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When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Effective Date of Transfer

The effective date of a transfer will be:

  . The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated. Normally, this will be 4:00 p.m. Eastern time; otherwise,

  .   The next date values are calculated.

Transfers During the Payout Period

During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract's investment options subject to the following limitations:

Payout Option                                       % of Account Value                    Frequency
-------------                                       ------------------                    ---------
Variable Payout:                                        Up to 100%                   Once every 365 days
Combination Fixed and Variable Payout: Up to 100% of money in variable option payout Once every 365 days
Fixed Payout:                                          Not permitted                         N/A

Fees and Charges
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By investing in Portfolio Director, you may be subject to these fees and charges:

  .   Account Maintenance Charge

  .   Surrender Charge

  .   Premium Tax Charge

  .   Separate Account Charges

  .   Market Value Adjustment

  .   IncomeLOCK

  .   Other Tax Charges

These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the "Fee Tables." In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section. More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.aigretirement.com.

Account Maintenance Charge

During the Purchase Period an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed equally among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.

The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options.

Surrender Charge

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

Amount of Surrender Charge

A surrender charge will be the lessor of:

  . Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

  .   Five percent (5%) of the amount withdrawn.

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10% Free Withdrawal

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59 1/2. See "Federal Tax Matters" for more information.

Exceptions to Surrender Charge

No surrender charge will be applied:

  .   To money applied to provide a Payout Option;

  .   To death benefits;

  . If no Purchase Payments have been received during the 60 months prior to the date of surrender;

  .   If your account has been in effect for 15 years or longer;

  . If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

  .   To "No Charge Systematic Withdrawals";

  . Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

  . If you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

  . If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another AIG Retirement product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

Premium Tax Charge

Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge.

Separate Account Charges


The Separate Account charges for each Variable Investment Option are shown in the Fee Tables of this prospectus. The charges range from 0.15% to 0.65% during the Purchase Period and 0.75% to 1.25% during the Payout Period of the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.


The Separate Account charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Reduction or Waiver of Account Maintenance, Surrender, or Separate Account
Charges

We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  . The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.

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  . The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

  . Other factors of which we are not presently aware that could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance charges:

  . The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.

  . The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  . The size of your retirement program. A retirement program that involves a larger group of employees may allow us to reduce sales expenses.

  . The total amount of Purchase Payments to be received for your retirement program. Larger Purchase Payments can reduce sales expenses.

  . The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the Separate Account charges:

  .   The frequency of Purchase Payments for your retirement program.

  .   The size of your retirement program.

  .   The amount of your retirement program's periodic Purchase Payment.

  .   The method of remitting periodic Purchase Payments.

In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

Additionally, under certain circumstances, and at VALIC's sole discretion, VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.

Separate Account Expense Reimbursements or Credits

Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative, recordkeeping and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. We receive payments for the administrative services we perform, such as account recordkeeping, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.375% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. We may also receive what is referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund. We use these fees received to directly reduce the Separate Account Charges; thus, the net separate account charges are reflected in the Fee Tables. The Separate Account Charges are guaranteed and may not be increased for the life of the Contracts. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or Participants.

Market Value Adjustment ("MVA")

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

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IncomeLOCK

The annualized fee for IncomeLOCK is calculated as 0.65% of the Benefit Base for all years in which the feature is in effect. You should keep in mind that an increase in the Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in the Benefit Base due to withdrawals will decrease the dollar amount of the fee. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon

Payout Period
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termination of the Benefit. If your Account Value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your Contract before the end of a quarter.

Other Tax Charges

We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made. The Payout Period begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

Fixed Payout

Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

  .   Type and duration of payout option chosen;

  .   Your age or your age and the age of your survivor (1);

  . Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified Contracts);

  .   The portion of your Account Value being applied; and

  .   The payout rate being applied and the frequency of the payments.
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   (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Assumed Investment Rate

An "Assumed Investment Rate" or "AIR" is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.

Variable Payout

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an AIR of 3.5% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.

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Combination Fixed and Variable Payout

With a combination fixed and variable payout, you may choose:

  .   From your existing Variable Account Options (payments will vary); with a

  .   Fixed payout (payment is fixed and guaranteed).

Partial Annuitization

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

Payout Date

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

The following additional rules also apply when determining the payout date:

  . The earliest payout date for a nonqualified contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 75, and may not be later than age 75 without VALIC's consent.

  . The earliest payout date for all other qualified contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the contract is issued and the federal tax rules governing such contracts and plans.

  . Distributions from qualified contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

  . In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

  . Except in the case of nonqualified contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 701/2 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those contracts may not be postponed until after retirement.

  . All contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

  . The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans ("SEPs") or IRAs, see "Federal Tax Matters" in this prospectus and in the SAI.

Payout Options

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1. Life Only -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

2. Life with Guaranteed Period -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3. Life with Cash or Unit Refund -- payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The payment under a Fixed Annuity, if any, is equal to the Fixed Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments. The payment under a Variable Annuity, if any, is equal to the Variable Annuity value of the Participant's Account as of the date we receive Proof of Death, less the Payout Payments.

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4. Joint and Survivor Life -- payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

5. Payment for a Designated Period -- payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your beneficiary until the designated period is completed.

Payout Information

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters."

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

For more information about payout options or enhancements of those payout options available under the Contract, see the Statement of Additional Information.

Surrender of Account Value
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When Surrenders Are Allowed

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  .   allowed under federal and state law; and

  .   allowed under your employer's plan.

For Purchase Payments that are contributions made under your employer's plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See "Surrender Restrictions" below.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

Surrender Process

If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

Amount That May Be Surrendered

The amount that may be surrendered during the Purchase Period can be determined as follows:

                    Allowed  = (equals) Your Account Value(1)
                   Surrender                  - (minus)
                     Value                 Any Applicable
                                          Surrender Charge

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(1) Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

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There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

Surrender Restrictions

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age
59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  .   death benefits; and

  .   certain small amounts approved by the State of Florida.

Under the Louisiana Optional Retirement Plan retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

Partial Surrenders

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

                 The amount           /       Your Purchase Units
            surrendered from the   (divided next computed after the
           Variable Account Option   by)      written request for
                  + (plus)                  surrender is received at
            Any surrender charge                our Home Office

The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter.

Systematic Withdrawals

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract ("No Charge" systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:

  .   Payments to be made to you; and

  .   Payment over a stated period of time, but not less than five years; and

  . Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific Investment Option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a "No Charge" systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a "No Charge" systematic withdrawal may not be elected again. Systematic withdrawals that are not "No Charge" systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

Distributions Required by Federal Tax Law

There will be no surrender charge on a minimum distribution required by federal tax law (known as "No Charge" Minimum Distribution), if the withdrawal:

  .   Is made payable to you; and

  . Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year

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that an amount has been withdrawn under the "No Charge" systematic withdrawal method. See "Federal Tax Matters" for more information about required distribution rules imposed by the Internal Revenue Service ("IRS").

IncomeLOCK

The Maximum Annual Withdrawal Amount, Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if a jointly owned nonqualified Contract, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the Maximum Annual Withdrawal Amount is calculated as 5% of the Benefit Base. At any time, if the amount of withdrawals exceeds 5% of the Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the "IncomeLOCK" section above, based on when you made your first withdrawal and reduced by withdrawals already taken.

The amount of any withdrawal which exceeds the Maximum Annual Withdrawal Amount because of RMDs required to comply with the minimum distribution requirements of Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an excess withdrawal providing that all of the following conditions are met:

1. No Withdrawals in addition to the RMD are taken in that same year;

2. Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

3. If the Endorsement Date is on or before the Required Beginning Date (RBD) of your RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2, or retire, if applicable; and

4. You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year's RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an excess withdrawal. This will result in the cancellation of lifetime withdrawals and further may reduce your remaining Minimum Withdrawal Period.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered excess withdrawals. We define excess withdrawals as either: 1) any withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess withdrawals will reduce the Benefit Base by the greater of: (a) the amount of the excess withdrawal; or (b) the relative size of the excess withdrawal in relation to the Account Value on the next Benefit Anniversary after the excess withdrawal. This means that if Account Value is less than the Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of IncomeLOCK are further explained below. Additionally, several examples that show the effects of withdrawals have been included in an appendix to this prospectus.

ACCOUNT VALUE: Any withdrawal reduces the Account Value by the amount of the withdrawal.

BENEFIT BASE:  Withdrawals reduce the Benefit Base as follows:

1. All withdrawals up to the Maximum Annual Withdrawal Amount, and any withdrawals in excess of the Maximum Annual Withdrawal Amount which are due solely to RMDs (as more specifically described above), will reduce the Benefit Base by the dollar amount of the withdrawal;

2. Excess withdrawals as described above reduce the Benefit Base to the lesser of (a) or (b), where:

      (a) is the Benefit Base immediately prior to the excess withdrawal minus the amount of the excess withdrawal, or;

      (b) is the Benefit Base immediately prior to the excess withdrawal reduced in the same proportion by which the Account Value on the next Benefit Anniversary after the excess withdrawal is reduced by the amount of the excess withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT ("MAWA"): The MAWA will be adjusted as follows:

1. If there are no excess withdrawals in a Benefit Year, no further changes are made to the MAWA for the next Benefit Year.

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2. If there are excess withdrawals in a Benefit Year, the MAWA will be recalculated on the next Benefit Anniversary. The new MAWA will equal the new Benefit Base on that Benefit Anniversary after the Withdrawal divided by the new Minimum Withdrawal Period on that Benefit Anniversary. The new MAWA may be lower than your previously calculated MAWA.

MINIMUM WITHDRAWAL PERIOD: The Minimum Withdrawal Period ("MWP") is calculated as follows:

1. If there are no excess withdrawals during a Benefit Year, the new MWP will be the Benefit Base after the withdrawal divided by the current MAWA.

2. If there are excess withdrawals during a Benefit Year, the new MWP will equal the MWP calculated at the end of the prior Benefit Year reduced by one year. In the case of lifetime withdrawals, such an excess withdrawal will cancel that period and the new MWP will be determined by diving the new Benefit Base by the new MAWA.

If your Account Value is Reduced to Zero

If your Account Value is reduced to zero and the Benefit Base is greater than zero, subsequent Purchase Payments will no longer be accepted and a death benefit will not be payable. Further payments under the Contract will be made according to your irrevocable election of one of the following two alternatives:

(1) In a form acceptable to the Company, you may request a lump sum equal to the discounted present value of any remaining guaranteed payments under the Benefit; or,

(2) If no lump sum request is received by the Company during the period described in a notice provided to you by the Company, you will receive an annuity according to the annuitization provisions of your Contract. Absent an alternative election by you, the annuity will consist of annual payments equal to the MAWA, for a period of years equal to the remaining Benefit Base divided by the MAWA. Such payments will be made quarterly unless otherwise elected, and each individual periodic payment will be equal to the pro-rata portion of the annual MAWA based upon the frequency. Prior to the commencement of such payments, you may also elect to receive an alternative form of annuity, in any other actuarially equivalent form permitted under the Contract, subject to any applicable limitations under the Contract or the Plan.

Extending the MAV Evaluation Period

At the end of the MAV Evaluation Period, as long as the Benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See the "IncomeLOCK" section of this prospectus. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, will change to those in effect at the time you elect to extend. The components and fees may be different from when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the Benefit Base will no longer be adjusted on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

Exchange Privilege
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We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact your financial advisor. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.

Restrictions on Exchange Privilege

We will impose certain general restrictions and rules on the exchange privileges.

  .   Partial exchanges are not permitted.

  . Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  . This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the other contracts listed below, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these

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transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

Taxes and Conversion Costs

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

Surrender Charges

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, We often consider time in the contract. For SPQ-181 and SPQ-181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ-181 and SPQ-181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider Purchase Payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

Exchange Offers for Contracts Other Than Portfolio Director

The following other contracts may be exchanged.

  .   V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  .   Compounder Contracts (C-1-75 and IFA-78 Contracts)

  .   Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  .   Impact Contracts (UIT-981 Contracts)

  .   SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  .   FSPA-75, FSPA-73-3, FSPA-779 Contracts

  .   SPQ-181, SPQ-181-1 Contracts

  .   CTA 978 Contract

  .   TFA-379 Contract

  .   SDA-578, SDA-773-T Contract

  .   IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

Comparison of Contracts

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to the other contract's most recently dated prospectus for a complete description of the contract terms and conditions.

Features of Portfolio Director

In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.

  .   Portfolio Director has more investment options from which to select.

  . Portfolio Director has several publicly available mutual funds as variable account options.

  . The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  .   Portfolio Director has an Interest Guaranteed Death Benefit.

  . Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  . Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  . Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

Death Benefits
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The Contracts will pay death benefits during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

The Process

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact a financial advisor at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.

Beneficiary Information

The Beneficiary may receive death benefits:

  .   In a lump sum;

  . In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option; or

  .   In a manner consistent with Code section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Spousal Beneficiaries

A spousal Beneficiary may receive death benefits as shown above; or

In the case of a qualified Contract,

  . may delay any distributions until the Annuitant would have reached age 70 1/2; or

  . may roll the funds over to an IRA or certain retirement plans in which the spousal Beneficiary participates;

In the case of a nonqualified Contract,

  .   may continue the Contract as Contract Owner.

Beneficiaries Other Than Spouses

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

  .   In full within 5 years after the year of the Annuitant's death; or

  . By payments beginning within 1 year after the year of the Annuitant's death under:

       1. A life annuity;

       2. A life annuity with payments guaranteed to be made for at least a specified fixed period; or

       3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Annuity Period, the named Beneficiary may receive the payout.

Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

Special Information for Individual Nonqualified Contracts

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the contingent owner, if any, or to the Beneficiary if there is no contingent owner or to the contract owner's estate, if there is no Beneficiary. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See "Federal Tax Matters."

During the Purchase Period

Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contracts, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.

As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

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Interest Guaranteed Death Benefit

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This Contract provision is not available in some states, including New York and Florida. This interest guarantee is sometimes referred to as one of the insurance features or benefits under the Contract. However, unlike insurance generally, this feature is directly related to the performance of the Variable Account Options that you select. Its purpose is to help guarantee that your Beneficiary(ies) will receive a minimum death benefit under the Contract.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

Step 1:  Determine your Fixed Account Option Value by taking the greater of:

              Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments invested in Fixed Account
              Option
          -   (minus)
              Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2:  Determine your Variable Account Option Value by taking the greater of:

           Value of Variable Account Option on date all paperwork is complete and in a form acceptable to VALIC or
           100% of Purchase Payments invested in Variable
           Account Options
       -   (minus)
           Prior withdrawals (out of) or transfers (out of) the Variable
           Account Option
       +   (plus)
           Interest at an annual rate as specified in your Contract

Step 3:  Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

Standard Death Benefit

The standard death benefit is payable if death occurs on or after age 70, or at any age in New York and Florida, or any other state where the interest guaranteed death benefit is not available.

The standard death benefit will be the greater of:

              Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments (to Fixed and/or Variable
              Account Options)
          -   (minus)
              Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

Death Benefit Endorsement -- The information below is applicable to you only if you received a Death Benefit Endorsement with your Contract or certificate.

If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:

          A. 100% of Purchase Payments
          -  (minus)
          B. Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
          +  (plus)
          C. Interest on the result of A minus B at the rate of up to 3% annually (see below).

Each "Gross Withdrawal" is calculated by multiplying the Account Value by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Account Value. The interest adjustment in C. above is added only if you are under age 70 at the time of death and if your Contract was not issued in New York or Florida. Please see the Death Benefit Endorsement for the interest rate to be applied.

The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser benefit is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.

During the Payout Period

If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option

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selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the "Payout Period" section of this prospectus.

  . If the life only option or joint and survivor life option was chosen, there will be no death benefit.

  . If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

       1. Receive the present value of any remaining payments in a lump sum; or

       2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

       3. Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under federal tax law.

IncomeLOCK

Spousal Beneficiary

Upon the death of the Contract owner, and subject to any applicable limitations in this Contract, the Code, or under the plan or arrangement under which the Contract is issued, your spousal Beneficiary may elect either (i) to receive a death benefit in accordance with one of the forms permitted under the provisions of this Contract (if the Account Value is greater than zero), (ii) continue this Contract and IncomeLOCK (except as noted below) or (iii) continue the Contract and cancel IncomeLOCK and its accompanying charge. Spousal continuation of the Contract (and IncomeLOCK) is not available if the Contract was set up under one of the following "qualified" plan types: 403(b), 401(k), 401(a) or 457(b). For these Contracts, a spousal Beneficiary, like a non-spousal Beneficiary, cannot continue IncomeLOCK and must take a death benefit under the terms of the Contract. A spousal Beneficiary may continue IncomeLOCK but only for nonqualified Contracts and IRA plan types (Roth IRA, traditional IRA, SEP, and Simple IRA). Upon election to continue the Contract and IncomeLOCK, your spousal Beneficiary will be subject to the terms and conditions of IncomeLOCK, including the charge. Upon the owner's death, lifetime withdrawals under the IncomeLOCK end and are not available to your spousal Beneficiary. In this event, available withdrawals under IncomeLOCK are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken. The Endorsement Date will not change as the result of spousal continuation.

Non-Spousal Beneficiary

Upon the death of the Contract owner, if the Account Value is greater than zero, IncomeLOCK will terminate, and your non-spousal Beneficiary(ies) must receive a death benefit in accordance with the otherwise applicable terms of this Contract. If the Account Value is zero upon your death (meaning that no death benefit is payable) but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal beneficiary will receive the remaining value in a lump sum equal to the discounted present value of any remaining guaranteed payments under IncomeLOCK. Upon your death, lifetime withdrawals under the IncomeLOCK end and any available withdrawals under this Endorsement are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken.
Other Contract Features
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Changes That May Not Be Made

The following terms in the Contracts may not be changed once your account has been established:

  .   The Contract Owner (except for an individual nonqualified Contract);

  .   The Participant; and

  .   The Annuitant.

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner's estate.

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If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

Contingent Owner

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

Cancellation -- The 20 Day "Free Look"

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 20 days after it is received. (A longer period will be allowed if required under state law.) The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the "free look" period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. The Contract will be void once we issue a refund.

We Reserve Certain Rights

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different Fund fees and expenses.

We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

Relationship to Employer's Plan

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of the Contracts in this prospectus.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $60 per loan (if permitted under state law) and to limit the number of outstanding loans.
Voting Rights
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As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

Who May Give Voting Instructions

During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below. Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.

Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.

Determination of Fund Shares Attributable to Your Account

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or after a Death Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

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How Fund Shares Are Voted

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

Federal Tax Matters
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The Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation. The information below is not intended as tax advice to any individual.

Types of Plans

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

  . Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;

  . Section 401(a), 403(a) and 401(k) qualified plans (including self-employed individuals);

  .   Section 408(b) traditional IRAs;

  .   Section 408A Roth IRAs;

  . Section 457 deferred compensation plans of governmental and tax-exempt employers;

  .   Section 408(k) SEPs and SARSEPs; and

  .   Section 408(p) SIMPLE retirement accounts.

Contributions under one of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain Contracts may also be available for nondeductible section 408A Roth Individual Retirement Annuity ("Roth IRA") and 403(b) and 401(k) Roth Accounts pursuant to section 402A.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, allowed for nondeductible Roth 403(b) and 401(k) accounts and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The EGTRRA provisions, which otherwise would have terminated on December 31, 2010, were made permanent by the Pension Protection Act of 2006 ("PPA").

In addition, the Contracts are also available through "Nonqualified Contracts." Such nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts. The restriction on including publicly available funds results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.

Tax Consequences in General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute

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"investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as "amounts not received as an annuity" in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 591/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

The PPA created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal tax-free.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds. As noted previously, in 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where Purchase Payments under a variable annuity Contract are invested in publicly available Mutual Funds, the Contract Owner should be treated as the owner of the Mutual Fund shares, and deferred tax treatment under the Contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation, section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

Important Information Regarding 403(b) Regulations

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

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Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules can become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

As a general matter, all Contracts that have received plan contributions after 2004 are required to be included in the plan and in the plan's administrative coordination, even if the Contract is no longer permitted to receive new contributions and/or transfers. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. The foregoing discussion is intended as a general discussion of the new requirements only, and you may wish to discuss the new regulations and/or the general information above with your tax advisor.

Effect of Tax-Deferred Accumulations

The chart below compares the results from contributions made to:

  . A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

  . A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

  .   Taxable accounts such as savings accounts.

                                    [CHART]

              TAXABLE        NONQUALIFIED CONTRACT       TAX-DEFERRED
              ACCOUNT        TAX-DEFERRED ANNUITY          ANNUITY
            ----------       ---------------------       ------------
10 Years     $16,325               $ 18,128                $ 24,171
20 Years      45,560                 57,266                  76,355
30 Years      97,917                141,761                 189,015


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account");
(2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 8% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 6% under a taxable program. The 8% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of

--------------------------------------------------------------------------------

qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              Paycheck Comparison

                                                Tax-Favored
                                                Retirement  Taxable
                                                  Program   Account
                                                ----------- -------
            Annual amount available for savings
              before federal taxes.............   $2,400    $2,400
            Current federal income tax due on
              Purchase Payments................        0    $ (600)
            Net retirement plan
              Purchase Payments................   $2,400    $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

Legal Proceedings
--------------------------------------------------------------------------------


There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion and at this time, these matters are not material in relation to the financial position of the Company.

Financial Statements
--------------------------------------------------------------------------------


Financial statements of VALIC and the Separate Account and American Home (if applicable to you) are included in the SAI. For additional information about the Contracts, you may request a copy of the SAI. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI if you write us at our Home Office, located at 2929 Allen Parkway, Houston, Texas, 77019 or call us at 1-800-448-2542.

Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington D.C. 20549-0506.

           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                                                 Page
                                                                 ----
           General Information..................................   3
           Federal Tax Matters..................................   3
              Economic Growth and Tax Relief Reconciliation Act
                of 2001.........................................   3
              Tax Consequences of Purchase Payments.............   4
              Tax Consequences of Distributions.................   6
              Special Tax Consequences -- Early Distribution....   7
              Special Tax Consequences --
                Required Distributions..........................   9
              Tax Free Rollovers, Transfers and Exchanges.......  10
           Exchange Privilege...................................  11
              Exchanges From Independence Plus Contracts........  11
              Exchanges From V-Plan Contracts...................  12
              Exchanges From SA-1 and SA-2 Contracts............  13
              Exchanges From Impact Contracts...................  14
              Exchanges From Compounder Contracts...............  15
              Information That May Be Applicable To
                Any Exchange....................................  16

                                                                 Page
                                                                 ----
          Calculation of Surrender Charge.......................  16
             Illustration of Surrender Charge on
               Total Surrender..................................  17
             Illustration of Surrender Charge on a 10% Partial
               Surrender Followed by a Full Surrender...........  17
          Purchase Unit Value...................................  18
             Illustration of Calculation of Purchase Unit Value.  18
             Illustration of Purchase of Purchase Units.........  19
          Calculation of MVA Option.............................  19
          Payout Payments.......................................  19
             Assumed Investment Rate............................  19
             Amount of Payout Payments..........................  20
             Payout Unit Value..................................  20
             Illustration of Calculation of Payout Unit Value...  21
             Illustration of Payout Payments....................  21
          Distribution of Variable Annuity Contracts............  21
          Experts...............................................  21
          Comments on Financial Statements......................  22

         Appendix to the Prospectus -- IncomeLOCK Withdrawal Examples
--------------------------------------------------------------------------------


The following examples demonstrate the operation of the IncomeLOCK feature, given specific assumptions for each example:

Example 1

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 1st Benefit Anniversary

  .   On your 1st Benefit Anniversary, your Account Value is $105,000

Your initial Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first Benefit Anniversary, your Benefit Base is equal to the greater of your current Benefit Base ($100,000), or your Account Value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first Benefit Anniversary is 5% of the Benefit Base (5% x $105,000 = $5,250). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000 divided by $5,250). Therefore, as of your 1st Benefit Anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the older owner's 65th birthday and no withdrawal ever exceeds 5% of each year's Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.

Example 2

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit Anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

On your 5th Benefit Anniversary, your Account Value is $120,000, and your Benefit Base is stepped-up to $120,000. If you were to start taking withdrawals after this anniversary date, your Maximum Annual Withdrawal Amount would be 7% of the Benefit Base (7% x $120,000 = $8,400). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000 divided by $8,400). Therefore, as of your 5th Benefit Anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14.28 years.

Example 3 -- The impact of withdrawals that are less than or equal to the Maximum Annual Withdrawal Amount

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

During your 6th Benefit Anniversary, after your 5th Benefit anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500) on your next Benefit Anniversary. Your new Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Benefit Base divided by your current Maximum Annual Withdrawal Amount ($115,500 divided by $8,400). Therefore, following this first withdrawal of $4,500, you may take annual withdrawals of up to $8,400 over the next 13 years, and $6,300 in the 14th (last) Benefit Year.

Example 4 -- The impact of withdrawals that are in excess of the maximum annual withdrawal amount

  .   You elect IncomeLOCK and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

--------------------------------------------------------------------------------


  .   You make no withdrawals before the 5th Benefit anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

Assume that during your 6th Benefit Year, after your 5th Benefit Anniversary, you make a withdrawal of $11,688 and your Account Value at your next Benefit Anniversary is $118,000. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an excess withdrawal. In this case, the amount of the excess withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. On your next Benefit Anniversary, we first process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the Account Value and the Benefit Base. Your Account Value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the Benefit Base by the proportion by which the Account Value was reduced by the Excess Withdrawal ($106,312 divided by $109,600 = 97%), or $111,600 x 97%, which equals $108,252. Your Benefit Base is $108,252, which is the lesser of these two calculations. The Minimum Withdrawal Period following the excess withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the excess withdrawal is your Benefit Base divided by your Minimum Withdrawal Period ($108,252 divided by 13.28), which equals $8,151.51.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                        UNITS OF INTEREST UNDER GROUP AND
                 INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACTS
                           PORTFOLIO DIRECTOR(R) PLUS
                              PORTFOLIO DIRECTOR 2
                               PORTFOLIO DIRECTOR

                       STATEMENT OF ADDITIONAL INFORMATION

                                 FORM N-4 PART B

                                   May 1, 2008


This Statement of Additional Information ("SAI") is not a prospectus but contains information in addition to that set forth in the prospectus for Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this SAI) dated May 1, 2008 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this SAI have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing The Variable Annuity Life Insurance Company (the "Company"), at AIG Retirement Document Control, P.O. Box 15648, Amarillo, Texas 79105; 1-800-448-2542. Prospectuses are also available on the internet at www.AIGRetirement.com.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
General Information.......................................................    3
Federal Tax Matters.......................................................    3
   Economic Growth and Tax Relief Reconciliation
   Act of 2001............................................................    3
   Tax Consequences of Purchase Payments..................................    4
   Tax Consequences of Distributions......................................    6
   Special Tax Consequences -- Early
   Distribution...........................................................    7
   Special Tax Consequences -- Required
   Distributions..........................................................    9
   Tax-Free Rollovers, Transfers and Exchanges............................   10
Exchange Privilege........................................................   11
   Exchanges From Independence Plus Contracts.............................   11
   Exchanges From V-Plan Contracts........................................   12
   Exchanges From SA-1 and SA-2 Contracts.................................   13
   Exchanges From Impact Contracts........................................   14
   Exchanges From Compounder Contracts....................................   15
   Information That May Be Applicable To Any
   Exchange...............................................................   16
Calculation of Surrender Charge...........................................   16
   Illustration of Surrender Charge on Total
   Surrender..............................................................   17
   Illustration of Surrender Charge on a 10%
   Partial Surrender Followed by a Full Surrender.........................   17
Purchase Unit Value.......................................................   18
   Illustration of Calculation of Purchase
   Unit Value.............................................................   18
   Illustration of Purchase of Purchase Units.............................   19
Calculation of MVA Option.................................................   19
Payout Payments...........................................................   19
   Assumed Investment Rate................................................   19
   Amount of Payout Payments..............................................   20
   Payout Unit Value......................................................   20
   Illustration of Calculation of Payout
   Unit Value.............................................................   21
   Illustration of Payout Payments........................................   21
Distribution of Variable Annuity Contracts................................   21
Experts                                                                      21
Comments on Financial Statements..........................................   22

                               GENERAL INFORMATION

     Flexible payment deferred annuity Contracts are offered in connection with the prospectus to which this SAI relates.

     Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to minimum payment requirements under the Contract.

     The Contracts are non-participating and will not share in any of the profits of the Company.

                               FEDERAL TAX MATTERS


Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances.

     This section summarizes the major tax consequences of contributions, payments, and withdrawals under the Contracts, during life and at death.

     It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 403(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended ("Code" or "IRC") does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. In 1999, the Internal Revenue Service ("IRS") confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

     In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

     It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

     For nonqualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts will be offered only to non-natural persons as described in section 72 of the Code. Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes (except for trusts as agents for an individual).

Economic Growth and Tax Relief Reconciliation Act of 2001

     For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") increases the amount of allowable contributions to and expands the range of eligible tax-free rollover distributions that may be made among Qualified Contracts. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. However, these changes were made permanent by the Pension Protection Act of 2006 ("PPA"). Furthermore, the laws of some states do not recognize all of the benefits of EGTRRA for purposes of applying state income tax laws.

Tax Consequences of Purchase Payments

     403(b) Annuities. Purchase Payments made by section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions. The exclusion, however, does not apply to Roth 403(b) contributions, which are made on an after-tax basis. Roth 403(b) contributions will be referred to as elective deferrals, along with voluntary salary reduction contributions.

     For 2008, your elective deferrals are generally limited to $15,500, although additional "catch-up" contributions are permitted under certain circumstances. Combined employer contributions, nonelective employee contributions and elective deferrals are generally limited to $46,000, or up to 100% of "includible compensation" as defined in the Code for 403(b) plans. In addition, after 1988, employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.

     401(a)/(k) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee may be made on a pre-tax or an after-tax basis, depending on several factors, including whether the employer is eligible to establish a 401(k) or 414(h) contribution option, and whether the employer, if is eligible to establish a 401(k) option, has established a Roth 401(k) option under the Plan.

     408(b) Individual Retirement Annuities ("408(b) IRAs" or "Traditional IRAs"). For 2008, annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $5,000 or 100% of compensation ($6,000 if you are age 50 or older), and generally fully deductible in 2007 only by individuals who:

     (i) are not active Participants in another retirement plan, and are not married;

     (ii) are not active Participants in another retirement plan, are married, and either (a) the spouse is not an active Participant in another retirement plan, or (b) the spouse is an active Participant, but the couple's adjusted gross income does not exceed $159,000;

     (iii) are active Participants in another retirement plan, are unmarried, and have adjusted gross income of $53,000 or less; or

     (iv) are active Participants in another retirement plan, are married, and have adjusted gross income of $85,000 or less.

     Active Participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a non-working spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $10,000 or 100% of the working spouse's earned income, and no more than $5,000 may be contributed to either spouse's IRA for any year. The $10,000 limit increases to $12,000 if both spouses are age 50 or older ($1,000 for each spouse age 50 or older).

     You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

     (i) the lesser of $5,000 ($6,000 if you are age 50 or older; $10,000 for you and your spouse's IRAs, or $12,000 if you are both age 50 or older) or 100% of compensation, over

     (ii) your applicable IRA deduction limit.

     You may also make contributions of eligible rollover amounts from other tax-qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.

     408A Roth Individual Retirement Annuities ("408A Roth IRAs" or "Roth IRAs"). For 2008, annual nondeductible contributions for 408A Roth IRA Contracts are limited to the lesser of $5,000 or 100% of compensation ($6,000 if you are age 50 or older), and a full contribution may be made only by individuals who:

     (i)  are unmarried and have adjusted gross income of $101,000 or less; or

     (ii) are married and filing jointly, and have adjusted gross income of $159,000 or less.

     The available nondeductible 408A Roth IRA contribution is reduced proportionately to zero where modified AGI is between $159,000 and $169,000 for those who are married filing joint returns. No contribution may be made for those with modified AGI over $169,000. Similarly, the contribution is reduced for those who are single with modified AGI between $101,000 and $116,000, with no contribution for singles with modified AGI over $116,000. Similarly, individuals who are married and filing separate returns and whose modified AGI is over $10,000 may not make a contribution to a Roth IRA; a portion may be contributed for modified AGI between $0 and $10,000.

     All contributions to 408(b) traditional IRAs and 408A Roth IRAs must be aggregated for purposes of the annual contribution limit.

     457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit if permitted by applicable state (and/or local) laws. In addition, a non-governmental tax-exempt employer may establish a deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to either a select group of management or highly compensated employees and are independent contractors.

     This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. For 2008, if the program is an eligible deferred compensation plan (an "EDCP"), you and your employer may contribute (and defer tax on) the lesser of $15,500 or 100% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age and for governmental plans only, age-based catch-up deferrals up to $5,000 are also permitted for individuals age 50 or older. Generally, however, a participant can not utilize both the catch-up in the three years before normal retirement age, and the age 50 catch-up, in the same year.

     The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan Participants, (although certain Contracts remained subject to the claims of the employer's general creditors until 1999). For plans of non-governmental tax-exempt employers, the employee has no present rights to any vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.

     Simplified Employee Pension Plan ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income. For 2008, the employer may contribute up to 25% of your compensation or $46,000, whichever is less. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions.

     Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. In 1998 and 1999, these salary reductions were not permitted to exceed $10,000 per year. The limit for 2000 and 2001 was $10,500, $11,000 in 2002, and $12,000 for 2003. This limit increases $1,000 each year until it reaches $15,000 in 2006 and is then indexed and may be increased in future years in $500 increments. In 2008, the limit is $15,500. Such plans if established by December 31, 1996, may still allow employees to make these contributions. Additionally, you may be able to make higher contributions if you are age 50 or older, subject to certain conditions.

     SIMPLE IRA. Employer and employee contributions under a SIMPLE IRA Plan are made to a separate individual retirement account or annuity for each employee. For 2008, employee salary reduction contributions cannot exceed $10,500. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions. Employer contributions must be in the form of matching contribution or a nonelective contribution of a percentage of compensation as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.

     Nonqualified Contracts. Purchase Payments made under nonqualified Contracts are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit value of a nonqualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons (except for trusts or other entities as agent for an individual) however, are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made after February 28, 1986 to such Contracts.

     Unfunded Deferred Compensation Plans. Private for-profit employers may establish unfunded nonqualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.

     An unfunded deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The Contract is owned by the employer and remains subject to the claims of the employer's general creditors. Private for-profit employers that are not natural persons are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made on or after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.

Tax Consequences of Distributions

     403(b) Annuities. Elective deferrals (including salary reduction amounts and Roth 403(b) contributions) accumulated after December 31, 1988, and earnings on such contributions, may not be distributed before one of the following:

(1)  attainment of age 59 1/2;

(2)  severance from employment;

(3)  death;

(4)  disability, or

(5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

     Similar restrictions will apply to all amounts transferred from a Code section 403(b)(7) custodial account other than certain rollover contributions, except that pre-1989 earnings included in such amounts generally will not be eligible for a hardship distribution.

     As a general rule, distributions are taxed as ordinary income to the recipient in accordance with Code section 72. However, three important exceptions to this general rule are:

(1)  distributions of Roth 403(b) contributions;

(2)  qualified distributions of earnings on Roth 403(b) contributions and,

(3)  other after-tax amounts in the Contract.

Distributions of Roth 403(b) contributions are tax-free. Distributions of earnings on Roth 403(b) contributions are "qualified", if made upon attainment of age 59 1/2, upon death or disability, are tax-free as long as five or more years have passed since the first contribution to the Roth account or any Roth account under the employer's Plan. Distribution of earnings that are non-qualified are taxed in the same manner as pre-tax contributions and earnings under the Plan. Distributions of other after-tax amounts in the Contract are tax-free.

     401(a)/(k) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be eligible for special 10-year income averaging treatment. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986. The distribution restrictions for 401(k) elective deferrals in Qualified Plans are generally the same as described for elective deferrals to 403(b) annuities. The tax consequences of distributions from Qualified Plans are generally the same as described above for 403(b) annuities.

     408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from a Traditional IRA to a Roth IRA, and conversions of a Traditional IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. The taxable value of such a conversion may take into account the value of certain benefits under the Contract. Individuals with adjusted gross income over $100,000 are generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately.

     408A Roth IRAs. "Qualified" distributions upon attainment of age 59 1/2, upon death or disability or for first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to the taxpayer's first 408A Roth IRA. Qualified distributions may be subject to state income tax in some states. Nonqualified distributions are generally taxable to the extent that the distribution exceeds Purchase Payments.

     457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or, if a non-governmental tax-exempt employer, otherwise made available to the recipient.

     Unfunded Deferred Compensation Plans. Amounts received are includible in gross income for the taxable year in which the amounts are paid or otherwise made available to the recipient.

     Nonqualified Contracts. Partial redemptions from a nonqualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a nonqualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a nonqualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

     When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, individuals generally are entitled to deduct the unrecovered amount on their final tax return.

Special Tax Consequences -- Early Distribution

     403(b) Annuities, 401(a)/(k) and 403(a) Qualified Plans, 408(b) Traditional IRAs, SEPs and SIMPLE IRAs. The taxable portion of distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

     (1)  death;

     (2)  disability;

     (3) separation from service after a Participant reaches age 55 (only applies to 403(b), 401(a)/(k), 403(a));

     (4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary) for a period that lasts the later of five years or until the Participant attains age 59 1/2, and

     (5) distributions that do not exceed the employee's tax-deductible medical expenses for the taxable year of receipt.

     Separation from service is not required for distributions from a Traditional IRA, SEP or SIMPLE IRA under (4) above. Certain distributions from a SIMPLE IRA within two years after first participating in the Plan may be subject to a 25% penalty, rather than a 10% penalty.

     Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:

     (1) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer;

     (2) distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild; and

     (3) distributions to cover certain medical care or long-term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

     408A Roth IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax on amounts included in income as other IRAs. Distributions of rollover or conversion contributions may be subject to an additional 10% penalty tax if the distribution of those contributions is made within five years of the rollover/conversion.

     457 Plans. Distributions generally may be made under an EDCP prior to separation from service only upon attainment of age 70 1/2, for unforeseeable emergencies or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid.

     Nonqualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 1/2 under a nonqualified Contract, unless the distribution is:

     (1)  to a Beneficiary on or after the Contract Owner's death;

     (2)  upon the Contract Owner's disability;

     (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary for a period lasting the later of 5 years or until the Contract Owner attains age 59 1/2;

     (4)  made under an immediate annuity contract, or

     (5)  allocable to Purchase Payments made before August 14, 1982.

Special Tax Consequences -- Required Distributions

     403(b) Annuities. Generally, minimum required distributions are required from both pre-tax and Roth amounts accumulated under the Contract and must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period no longer than the period determined under The IRS' Uniform Life Expectancy Table reflecting the joint life expectancy of the Participant and a Beneficiary 10 years younger than the Participant, or if the Participant's spouse is the sole Beneficiary and is more than 10 years younger than the Participant, their joint life expectancy. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

     Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

     (i) must begin to be paid when the Participant attains age 75 or retires, whichever is later; and

     (ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

     The 50% rule will not apply if a Participant's spouse is the joint Annuitant. Notwithstanding these pre-January 1, 1987 rules, the entire contract balance must meet the minimum distribution incidental benefit requirement of section 403(b)(10).

     At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin by December 31st of the year following the year of death and be paid over the single life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must be made over a period no longer than the designated Beneficiary's life expectancy. Exceptions to this rule may apply in the case of a beneficiary who is also the participant's spouse.

     A Participant generally may aggregate his or her 403(b) Contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the plan, Contract, or account otherwise provides. If you purchase the Contract with, or subsequently add, the IncomeLock or other enhanced benefit option, the calculation of the required minimum distribution will include the value of the IncomeLock living benefit or other enhanced benefit and may increase the amount of the required minimum distribution.

     401(a/(k) and 403(a) Qualified Plans. Minimum distribution requirements for qualified plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

     408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

     (1)  there is no exception for pre-1987 amounts; and

     (2) there is no available postponement past April 1 of the calendar year following the calendar year in which age 70 /1/2/ is attained.

     A Participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

     408A Roth IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a)/(k) and 403(a) qualified plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A Roth IRAs during the Contract Owner's lifetime, but generally do apply at the Contract Owner's death.

     A Beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

     457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCPs are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to non-governmental tax-exempt employer EDCPs.

     Nonqualified Contracts. Nonqualified Contracts do not require commencement of distributions at any particular time during the Contract Owner's lifetime, and generally do not limit the duration of annuity payments.

     At the Contract Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as in effect at the time of death. Similar distribution requirements will also apply if the Contract Owner is not a natural person, if the Annuitant dies or is changed. An exception to this rule may apply in the case of a beneficiary who is also the participant's spouse.

Tax-Free Rollovers, Transfers and Exchanges (Please see the EGTRRA information above)

     403(b) Annuities. Tax-free transfers between 403(b) annuity Contracts and/or 403(b)(7) custodial accounts and, with the exception of distributions to and from Roth 403(b) accounts, tax-free rollovers to or from 403(b) programs to 408(b) IRAs, other 403(b) programs, 401(a)/403(a) qualified plans and governmental EDCPs are permitted under certain circumstances. Distributions from Roth 403(b) accounts may be rolled over or transferred to another Roth 403(b) account or rolled over to a Roth IRA or a Roth 401(k). Roth 403(b) accounts may only receive rollover contributions from other Roth accounts.

     401(a)/(k) and 403(a) Qualified Plans. The taxable portion of certain distributions, except for distributions from Roth accounts, may be rolled over tax-free to or from a 408(b) individual retirement account or annuity, another such plan, a 403(b) program, or a governmental EDCP. The rollover/ transfer rules for Qualified plans are generally the same as described for 403(b) Annuities.

     408(b) Traditional IRAs and SEPs. Funds may be rolled over tax-free to or from a 408(b) IRA Contract, from a 403(b) program, a 401(a) or 403(a)/(k) qualified plan, or a governmental EDCP under certain conditions. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any 12-month period.

     408A Roth IRAs. Funds may be transferred tax-free from one 408A Roth IRA to another. Funds in a 408(b) IRA or eligible retirement plan (401(a)/(k), 403(b) or governmental 457(b)) may be rolled in a taxable transaction to a 408A Roth IRA by individuals who:

     (i) have adjusted gross income of $100,000 or less, whether single or married filing jointly;

     (ii) are not married filing separately.

     Special, complicated rules governing holding periods, avoidance of the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A Roth IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.

     408(p) SIMPLE IRAs. Funds may generally be rolled over tax-free from a SIMPLE IRA to a 408(b) IRA. However, during the two-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.

     457 Plans. Tax-free transfer of EDCP amounts are permitted only to another EDCP of a like employer. Tax-free rollovers to or from a governmental EDCP to other governmental EDCPs, 403(b) programs, 401(a)/401(k)/403(a) Qualified Plans, 408(b) IRAs are permitted under certain circumstances.

     Nonqualified Contracts. Certain of the nonqualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity Contract for another is a tax-free transaction under section 1035, provided that the requirements of that section are satisfied. However, the exchange is reportable to the IRS.

                               EXCHANGE PRIVILEGE

     In the prospectus we described generally how under certain conditions we will allow you to exchange from other fixed and/or variable contracts we issue (other contracts) to Portfolio Director. A more detailed comparison of the features, charges and restrictions between each of these listed other contracts and Portfolio Director is provided below.

Exchanges From Independence Plus Contracts
(UIT-585 and UITG-585)

     Sales/Surrender Charges. Under an Independence Plus Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. The first partial surrender (or total surrender if there has been no prior partial surrender), to the extend it does not exceed 10% of the Account Value, may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director imposes a similar surrender charge upon total or partial surrenders. Both the Portfolio Director and Independence Plus Contracts have other similar provisions where surrender charges are not imposed. However, Portfolio Director provides at least one additional provision, not included in Independence Plus Contracts, under which no surrender charge will be imposed. An additional provision allows election of a systematic withdrawal method without surrender charges. For purposes of satisfying the fifteen-year and five-year holding requirements described under "Surrender Charge" in the prospectus, Portfolio Director will be deemed to have been issued on the same date as the Independence Plus Contract or certificate thereunder, but no earlier than January 1, 1982. Purchase Payments exchanged into Portfolio Director and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Independence Plus Contracts for purposes of calculating the surrender charge under Portfolio Director.

     Other Charges. Under the Independence Plus Contracts, a maintenance charge of $20 is assessed for the first year and an annual charge of $15 is assessed for the second and later years during the accumulation period. The charge is due in quarterly installments. A daily fee is charged at the annual rate of 1% of the daily net asset value allocable to the variable sub-accounts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company for Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of VALIC Separate Account A is attributable to Portfolio Director.


     Investment Options. Under Independence Plus Contracts ten Divisions of VALIC Separate Account A are available variable investment alternatives, each investing in shares of a different underlying fund of AIG Retirement Company I. In addition, two fixed investment options are available. Under Portfolio Director, 60 Divisions of VALIC Separate Account A are available, 33 of which invest in different investment portfolios of AIG Retirement Company I, 15 of which invest in different portfolios of AIG Retirement Company II, and 12 of which invest in public mutual fund portfolios. Three fixed investment options are also available.


     Annuity Options. Annuity options under Independence Plus Contracts provide for payments on a fixed or variable basis, or a combination of both. The Independence Plus Contract permits annuity payments for a designated period between 3 and 30 years. Portfolio Director permits annuity payments for a designated period between of 5 and 30 years. Independence Plus Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, annuity payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

Exchanges From V-Plan Contracts
(IFA-582 and GFA-582)

     Sales/Surrender Charges. Under a V-Plan Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 7% of the Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. The first partial surrender, to the extent it does not exceed 10% of the account value, may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director also imposes a surrender charge upon total or partial surrenders. However, the surrender charge under Portfolio Director may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. V-Plan Contracts have other provisions where surrender charges are not imposed. However, Portfolio Director provides at least two additional provisions, not included in V-Plan Contracts, under which no surrender charge will be imposed. Those Portfolio Director provisions include no surrender charge on an election of the no charge systematic withdrawal method, and where an employee-Participant has maintained the account for a period of five years and has attained age 59 1/2. For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the V-Plan Contract or certificate thereunder, but no earlier than January 1, 1982.

     If there is a total or partial surrender, Purchase Payments exchanged into Portfolio Director and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to the V-Plan Contract for purposes of calculating the surrender charge under Portfolio Director.

     Other Charges. There are no administrative and risk charges under V-Plan Contracts. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fees begin immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the VALIC Separate Account A is attributable to Portfolio Director.

     Investment Options. There are no variable investment alternatives provided under V-Plan Contracts.

     Annuity Options. Annuity options under V-Plan Contracts provide for payments on a fixed basis only. The V-Plan Contract permits annuity payments for a designated period of 1 to 15 years. Under a V-Plan Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Under Portfolio Director, Payout Payments may be made on a fixed or variable basis, or a combination of both. Portfolio Director does not provide for commutation. V-Plan Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

Exchanges From SA-1 and SA-2 Contracts
(GUP-64, GUP-74, GTS-VA)

     Agents' and Managers' Retirement Plan Exchange Offer. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts and Independence Plus Contracts for the equivalent units of interest in Portfolio Director. Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director any surrender charges or account maintenance charges. Other individuals who may exchange to Portfolio Director from SA-1 or Independence Plus Contracts may have surrender charges and account maintenance charges imposed under Portfolio Director. All other provisions with regard to exchange offers will apply to the Plan Exchange Offer.

     Pursuant to this voluntary exchange offer, participants in the Plan will have three options from which to choose. As to the funding vehicle for a Purchase Payment plan, the participant may choose to:

.. Remain in the SA-1 Contract and Independence Plus Contract.

.. Leave current assets in the SA-1 Contract or Independence Plus Contract and direct future Purchase Payments to Portfolio Director; or

.. Transfer all current assets and future Purchase Payments to Portfolio
Director.

     If the participant chooses to remain in either the SA-1 Contract or Independence Plus Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract or Independence Plus Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract or the Independence Plus Contract, and direct future Purchase Payments to Portfolio Director, the current assets will be controlled by the provisions of the SA-1 Contract or the Independence Plus Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director subject to the exception that surrender charges and account maintenance charges will not be imposed under Portfolio Director. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director subject to the exception that surrender charges and account maintenance charges will not be imposed under Portfolio Director.

     Once a participant transfers assets and future Purchase Payments to Portfolio Director the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director, the participant will be allowed at a later date to transfer the current assets to Portfolio Director. For a complete analysis of the differences between the SA-1 contract or the Independence Plus Contract and Portfolio Director, you should refer to the form of the contract or certificate for its terms and conditions.

     Sales/Surrender Charges. Under the SA-1 and SA-2 Contracts a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a SA-1 or SA-2 Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director ("Exchanged Amount"). Purchase Payments made to Portfolio Director, however, would be subject to a surrender charge. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under a SA-1 or SA-2 Contract to the variable portion of such Contract. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first.

     Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses for SA-1 and SA-2 Contracts. The charge is generally 1.25% and is included in the above sales and administrative charge. An additional daily charge (at an annual rate of 1% of total net assets attributable to SA-1 Contracts and ranging from .21% to .85% of total net assets attributable to SA-2 Contracts) is made for mortality and expense risks assumed by the Company under the variable portion of the Contract. The total of these expenses and other charges is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts on April 1, 1987. (See prospectus for SA-1 and SA-2 contracts dated April 20, 1987.) For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account

Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the average daily net asset value of the Separate Account is attributable to Portfolio Director. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)


     Investment Options. Under SA-1 and SA-2 Contracts only one Division of VALIC Separate Account A is available as a variable investment alternative. This Division invests in a portfolio of AIG Retirement Company I, the Stock Index Fund. Under a "grandfathering" arrangement, the total advisory fees and certain other charges imposed against these Contracts are limited to a maximum of the rate charged on April 1, 1987. The maximum expense ratio for the GUP and GTS VA Contracts is 1.4157% and 0.6966%, respectively. (See the prospectus for these Contracts dated April 20, 1987.) Under Portfolio Director, 60 Divisions of VALIC Separate Account A are available, 33 of which invest in different investment portfolios of AIG Retirement Company I, 15 of which invest in different portfolios of AIG Retirement Company II, and 12 of which invest in other mutual fund portfolios. Three fixed investment options are also available.


     Annuity Options. Annuity options under the SA-1 and SA-2 Contracts provide for payments on a fixed or variable basis, or a combination of both. The SA-1 Contract annuity payments under a designated period option are limited to 15 years on a fixed basis only. Under this Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. SA-2 Contracts do not provide a designated period option nor do they provide for commutation. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. The SA-1 and SA-2 Contracts make no provision for transfers from a separate account to a fixed annuity during the annuity period. This option, subject to certain conditions, is available under Portfolio Director. The SA-1 Contracts provide an option for monthly variable annuity payments to be made at a level payment basis during each year of the annuity period. Portfolio Director does not provide this option. SA-1 and Portfolio Director, but not SA-2 Contracts, both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

Exchanges From Impact Contracts
(UIT-981)

     Sales/Surrender Charges. Under an Impact Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 5% of the Purchase Payments withdrawn within three years of the date such Purchase Payments were made. However, in any Participant Year, the first withdrawal of up to 10% of the account value will not be subject to a surrender charge. The most recent Purchase Payments are deemed to be withdrawn first. Portfolio Director also imposes a surrender charge upon total or partial surrenders which may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. Portfolio Director also has other provisions where surrender charges are not imposed. For purposes of satisfying the fifteen- year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the Impact Contract, or certificate thereunder, but no earlier than January 1, 1982. Only Purchase Payments exchanged into Portfolio Director which were made within three years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Impact Contracts for purposes of calculating the surrender charge under Portfolio Director.

     Other Charges. Under Impact Contracts, a $30 annual charge is assessed once a year to cover administrative expenses. The charge may, with prior regulatory approval if required, be increased or decreased. In addition, a daily charge is made at an annual rate of 1% of the net asset value allocable to the Impact Contracts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The charge is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No charge is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such charge begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The charge may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director.


     Investment Options. Under the Impact Contract five Divisions of Separate Account A are available as variable investment alternatives, each investing in shares of a different underlying fund of AIG Retirement Company I. Under Portfolio Director, 60 Divisions of VALIC Separate Account A are available, 33 of which invest in different investment portfolios of VALIC Company I, 15 of which invest in different portfolios of AIG Retirement Company II, and 12 of which invest in public mutual fund portfolios. Three fixed investment options are also available.


     Annuity Options. Annuity options under Impact Contracts provide for payments on a fixed or variable basis, or a combination of both. The Impact Contract permits annuity payments for a designated period of 1 to 15 years. Under an Impact Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. Impact Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

Exchanges From Compounder Contracts
(C-1-75 AND IFA-78)

     Sales/Surrender Charges. Under a Compounder Contract a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a Compounder Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director. Purchase Payments made to Portfolio Director, however, would be subject to the surrender charge under Portfolio Director. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first.

     Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses under a Compounder Contract. The charge is 1.25% and is included in the above sales charge. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company for Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the

Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director.

     Investment Options. There are no variable investment alternatives provided under Compounder Contracts.

     Annuity Options. Payout Payments under a Compounder Contract are on a fixed basis only and the designated period option is limited to a period of 15 years. However, under a Compounder Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director allows Payout Payments be made on a fixed or variable basis, or both. One option under Portfolio Director provides for a designated period of 5 and 30 years. Unlike Portfolio Director, the Compounder Contracts contain no "betterment of rates" provision.

Information That May Be Applicable To Any Exchange

     Guaranteed Annuity Rates. Mortality rates have improved since annuity rates were developed for the other contracts. Therefore, the annuity rates guaranteed in Portfolio Director are less favorable to Contract Owners and Annuitants than those guaranteed in the other contracts. However, the current annuity rates being charged for fixed annuities under the "betterment of rates" provisions discussed above are more favorable than those guaranteed under Portfolio Director or the other contracts. Of course, no assurance can be given that this will continue to be true at the time of annuitization for a given contract. Guaranteed annuity rate tables are set forth in your Contract or in current endorsements thereto. Those guaranteed for Portfolio Director are set forth therein, and copies may be obtained from the Company.

     To satisfy a federal tax law requirement, non-spouse Beneficiaries under Portfolio Director generally must receive the entire benefit payable upon the death of the Annuitant over their life expectancy or within five years of the Annuitant's death. This requirement may be inapplicable to certain other contracts or certificates issued before January 19, 1985 if not exchanged.

     Under certain deferred annuity contracts issued before October 21, 1979, upon the death of the owner the entire value of the contract as of the date of death may be received income tax free by the Beneficiary. This will not apply to contracts that have been exchanged on or after October 21, 1979.

                         CALCULATION OF SURRENDER CHARGE

     The surrender charge is discussed in the prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:

               Illustration of Surrender Charge on Total Surrender

     Example 1.

                               Transaction History

Date                          Transaction              Amount
---------------    --------------------------------   -------
10/1/94........    Purchase Payment                   $10,000
10/1/95........    Purchase Payment                     5,000
10/1/96........    Purchase Payment                    15,000
10/1/97........    Purchase Payment                     2,000
10/1/98........    Purchase Payment                     3,000
10/1/99........    Purchase Payment                     4,000
12/31/99.......    Total Purchase Payments (Assumes
                      Account Value is $50,000)        39,000
12/31/99           Total Surrender

     Surrender Charge is lesser of (a) or (b):

a.   Surrender Charge calculated on 60 months of Purchase Payments

     1.     Surrender Charge against Purchase Payment of 10/1/94...........   $    0
     2.     Surrender Charge against Purchase Payment of 10/1/95...........   $  250
     3.     Surrender Charge against Purchase Payment of 10/1/96...........   $  750
     4.     Surrender Charge against Purchase Payment of 10/1/97...........   $  100
     5.     Surrender Charge against Purchase Payment of 10/1/98...........   $  150
     6.     Surrender Charge against Purchase Payment of 10/1/99...........   $  200
     Surrender Charge based on Purchase Payments (1 + 2 + 3 + 4 + 5 + 6)...   $1,450

b. Surrender Charge calculated on the excess over 10% of the Account Value at the time of surrender:

     Account Value at time of surrender         $  50,000
     Less 10% not subject to Surrender Charge     - 5,000
                                                ---------
     Subject to Surrender Charge                   45,000
                                                 x    .05
                                                ---------

     Surrender Charge based on Account Value    $    2,250........   $2,250

c.   Surrender Charge is the lesser of a or
     b............................................................   $1,450

    Illustration of Surrender Charge on a 10% Partial Surrender Followed by a
                                 Full Surrender

     Example 2.

                Transaction History (Assumes No Interest Earned)

Date                        Transaction             Amount
---------------   ------------------------------   -------
10/1/94........   Purchase Payment                 $10,000
10/1/95........   Purchase Payment                   5,000
10/1/96........   Purchase Payment                  15,000
10/1/97........   Purchase Payment                   2,000
10/1/98........   Purchase Payment                   3,000
10/1/99........   Purchase Payment                   4,000
12/31/99.......   10% Partial Surrender (Assumes     3,900
                     Account Value is $39,000)

2/1/00.........   Full Surrender                    35,100

     a. Since this is the first partial surrender in this Participant Year, calculate the excess over 10% of the value of the Purchase Units 10% of $39,000 = $3,900 [no charge on this 10% withdrawal]

     b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $39,000 -- $3,900 = $35,100

     c. The Surrender Charge calculated on the Account Value withdrawn $35,100 x .05 = $1,755

     d. Since only $29,000 has been paid in Purchase Payments in the 60 months prior to the Full Surrender, the charge can only be calculated on $29,000. The $3,900 partial withdrawal does not reduce this amount. Thus, the charge is $29,000 x (0.05) = $1,450.

                               PURCHASE UNIT VALUE

     Purchase Unit value is discussed in the prospectus under "Purchase Period." The Purchase Unit value for a Division is calculated as shown below:

Step 1: Calculate the gross investment rate:

          Gross Investment Rate

     =    (equals)

          The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.

     /    (divided by)

          The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. Eastern time on each business day when the Exchange is open.

Step 2: Calculate net investment rate for any day as follows:

          Net Investment Rate

     =    (equals)

          Gross Investment Rate (calculated in Step 1)

     -    (minus)

          Separate Account charges.

Step 3: Determine Purchase Unit Value for that day.

          Purchase Unit Value for that day.

     =    (equals)

          Purchase Unit Value for immediate preceding day.

     x    (multiplied by)

          Net Investment Rate (as calculated in Step 2) plus 1.00.

     The following illustrations show a calculation of new Purchase Unit value and the purchase of Purchase Units (using hypothetical examples):

               Illustration of Calculation of Purchase Unit Value

     Example 3.

1. Purchase Unit value, beginning of period........................   $ 1.800000
2. Value of Fund share, beginning of period........................   $21.200000
3. Change in value of Fund share...................................   $  .500000
4. Gross investment return (3)/(2).................................      .023585
5. Daily separate account fee*.....................................      .000027
      * Fee of 1% per annum used for illustrative purposes.
6. Net investment return (4)--(5)..................................      .023558
7. Net investment factor 1.000000+(6)..............................     1.023558
8. Purchase Unit value, end of period (1)x(7)......................   $ 1.842404

   Illustration of Purchase of Purchase Units (Assuming No State Premium Tax)

     Example 4.

1. First Periodic Purchase Payment.................................    $  100.00
2. Purchase Unit value on effective date of purchase
   (see Example 3).................................................    $1.800000
3. Number of Purchase Units purchased (1)/(2)......................       55.556
4. Purchase Unit value for valuation date following purchase
   (see Example 3).................................................    $1.842404
5. Value of Purchase Units in account for valuation date following
   purchase (3)x(4)................................................    $  102.36

                            CALCULATION OF MVA OPTION

     The effect of the market value adjustment may be positive or negative. If, for example, on the date of a withdrawal, the index rate described below (plus 0.5%) is higher than that index rate as of the Contract's date of issue, the effect of the market value adjustment will be negative. If, for example, on the date of a withdrawal, the index rate (plus 0.5%) is lower than that index rate as of the Contract's date of issue, the effect of the market value adjustment will be positive. Any negative adjustment will be waived to the extent that it would decrease the withdrawal value below the minimum guaranteed value.

     The market value adjustment is determined by the formula below, using the following factors:

..    A is an index rate determined at the beginning of each MVA term, for a security with time to maturity equal to that MVA term;

..    B is an index rate determined at the time of withdrawal, for a security with time to maturity equal to the current MVA term;

..    N is the number of months remaining in the current MVA term (rounded up to the next higher number of months); and

..    The index rates for A and B will be the U.S. Treasury Yield as quoted by
     Bloomberg or a comparable financial market news service, for the maturity equal to the MVA term, using linear interpolation as appropriate.

     The market value adjustment will equal:

     The amount surrendered or transferred out prior to the end of the MVA term multiplied by:

                         [(1+A)/(1+B+0.005)]/(N/12)/-1

     The market value adjustment will be added to or deducted from the amount being withdrawn or transferred.

Index rates for any calendar month will equal the average of index rates for the last 5 trading days of the previous calendar month.

                                 PAYOUT PAYMENTS

Assumed Investment Rate

     The discussion concerning the amount of Payout Payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described here as follows: 3%, 4 1/2%, 5% or 6% per annum. (Note: an Assumed Investment Rate higher than 5% may not be selected under individual Contracts.) The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

Amount of Payout Payments

     The amount of the first variable Payout Payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable annuity as of the tenth day immediately preceding the date Payout Payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

     The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%, 3 1/2%, 4% and 5% per annum (3 1/2% in the group Contract).

     The portion of the first monthly variable Payout Payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

     In any subsequent month, the dollar amount of the variable Payout Payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous Payout Payment, less an adjustment to neutralize the 3 1/2% or other Assumed Investment Rate referred to above.

     Therefore, the dollar amount of variable Payout Payments after the first year will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first Payout Payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division . If such net investment return is 1% over a one year period, the first Payout Payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

     Each deferred Contract provides that, when fixed Payout Payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity Contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

Payout Unit Value

     The value of a Payout Unit is calculated at the same time that the value of an Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

     The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                Illustration of Calculation of Payout Unit Value

Example 8.

1. Payout Unit value, beginning of period...........................   $ .980000
2. Net investment factor for Period (see Example 3).................    1.023558
3. Daily adjustment for 3 1/2% Assumed Investment Rate..............     .999906
4. (2)x(3)..........................................................    1.023462
5. Payout Unit value, end of period (1)x(4).........................   $1.002993

                         Illustration of Payout Payments

Example 9. Annuitant age 65, Life Annuity with 120 Payments Certain

1. Number of Purchase Units at Payout Date..........................   10,000.00

 2. Purchase Unit value (see Example 3)............................   $ 1.800000
 3. Account Value of Contract (1)x(2)..............................   $18,000.00
 4. First monthly Payout Payment per $1,000 of Account Value.......   $     5.63
 5. First monthly Payout Payment (3)x(4)/1,000.....................   $   101.34
 6. Payout Unit value (see Example 8)..............................   $  .980000
 7. Number of Payout Units (5)/(6).................................      103.408
 8. Assume Payout Unit value for second month equal to.............   $  .997000
 9. Second monthly Payout Payment (7)x(8)..........................   $   103.10
10. Assume Payout Unit value for third month equal to..............   $  .953000
11. Third monthly Payout Payment (7)x(10)..........................   $    98.55

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

     The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.


     The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers that are members of the Financial Industry Regulatory Authority ("FINRA"). The principal underwriter for VALIC Separate Account A is American General Distributors, Inc. (the "Distributor"), an affiliate of VALIC. Distributor was formerly known as A.G. Distributors, Inc. In the States of Florida and Illinois, the Distributor is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. The address of the Distributor is 2929 Allen Parkway, Houston, Texas 77019. The Distributor is a Delaware corporation and is a member of FINRA.


     The licensed agents who sell the Contracts will be compensated for such sales by commissions ranging up to 6.0% of each Purchase Payment. Managers who supervise the agents will receive overriding commissions ranging up to 1% of Purchase Payments. These various commissions are paid by the Company and do not result in any charge to Contract Owners or to VALIC Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.


     Pursuant to its underwriting agreement with the Distributor and VALIC Separate Account A, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses. Sales Commissions paid for Portfolio Director, Portfolio Director 2 and Portfolio Director Plus totaled $172,081,628 in 2007, $138,796,716 in 2006 and $136,538,094 in 2005. The Distributor retained
$0 in commissions for each of the Portfolio Director products those same years.


                                     EXPERTS


     The consolidated Balance sheets of The Variable Annuity Life Insurance Company as of December 31, 2007 and 2006 and the consolidated statements of income and comprehensive income, and cash flows for the three years then ended December 31, 2007 and the statement of net assets of The Variable Annuity Life Insurance Company Separate Account A as of December 31, 2007 and the related statement of operations for the year then ended and the statement of changes in net assets for the two years then ended December 31, 2007, all included in this registration statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP is located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002-5678.


                        COMMENTS ON FINANCIAL STATEMENTS

     The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

     Not all of the VALIC Separate Account A Divisions are available under the Contracts described in the prospectus.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

              INDEX TO AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                                                                   Page
                                                                 Number(s)
                                                                 ---------
      Report of Independent Registered Public Accounting Firm        1

      Consolidated Balance Sheet-December 31, 2007 and 2006        2 to 3

      Consolidated Statement of Income-Years Ended
      December 31, 2007, 2006 and 2005                               4

      Consolidated Statement of Cash Flows-Years Ended
      December 31, 2007, 2006 and 2005                            5 to 6

      Consolidated Statement of Comprehensive Income-Years Ended
      December 31, 2007, 2006 and 2005                               7

      Notes to Consolidated Financial Statements                  8 to 38

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of The Variable Annuity Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, of cash flows and of comprehensive income
(loss) present fairly, in all material respects, the financial position of The Variable Annuity Life Insurance Company and its subsidiaries (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Houston, Texas
April 18, 2008

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEET


                                                      December 31, December 31,
                                                          2007         2006
                                                      ------------ ------------
                                                            (In millions)
ASSETS

Investments and cash
   Cash                                                 $   303      $   108
   Short-term investments                                    65           20
   Bonds, notes and redeemable preferred stocks:
       Available for sale, at fair value
         (amortized cost: 2007-$24,870;
         2006-$27,327)                                   24,944       27,735
       Hybrid securities, at fair value
         (amortized cost: 2007-$78; 2006-$106)               84          103
       Trading securities, at fair value (cost:
         2007-$110; 2006-$136)                              109          133
   Common stocks and non-redeemable preferred
     stocks:
       Available for sale, at fair value (cost:
         2007-$61; 2006-$29)                                100           65
       Trading securities, at fair value (cost:
         2007-$1; 2006-$1)                                    1            1
   Mortgage and other loans receivable                    4,423        3,412
   Policy loans                                           1,042        1,007
   Partnerships and other invested assets                 3,092        2,126
   Securities lending collateral, at fair value
     (cost: 2007-$9,721; 2006-$10,036)                    9,063       10,036
                                                        -------      -------
   Total investments and cash                            43,226       44,746

   Variable annuity assets held in separate
     accounts                                            29,470       27,262
   Accrued investment income                                392          415
   Deferred acquisition costs and cost of
     insurance purchased                                  1,989        1,851
   Deferred bonus interest                                   83           45
   Income taxes receivable                                   10            8
   Receivable from brokers                                   60           31
   Other assets                                              90           81
                                                        -------      -------
   TOTAL ASSETS                                         $75,320      $74,439
                                                        =======      =======

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEET (Continued)


                                                      December 31, December 31,
                                                          2007         2006
                                                      ------------ ------------
                                                            (In millions)
 LIABILITIES AND SHAREHOLDER'S EQUITY

 Reserves, payables and accrued liabilities
    Reserves for fixed annuity contracts                $30,495      $30,693
    Securities lending payable                            9,843       10,036
    Payable to brokers                                        9            4
    Other liabilities                                       386          327
                                                        -------      -------
    Total reserves, payables and accrued liabilities     40,733       41,060

 Variable annuity liabilities related to separate
   accounts                                              29,470       27,262

 Deferred income taxes                                      588          886
                                                        -------      -------
    Total liabilities                                    70,791       69,208
                                                        -------      -------
 Shareholder's equity
    Common stock, $1 par value; 5,000,000 shares
      authorized; shares issued 2007 and
      2006--3,575,000                                         4            4
    Additional paid-in capital                            1,648        1,613
    Retained earnings                                     3,094        3,336
    Accumulated other comprehensive income (loss)          (217)         278
                                                        -------      -------
    Total shareholder's equity                            4,529        5,231
                                                        -------      -------
 TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY             $75,320      $74,439
                                                        =======      =======

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENT OF INCOME


                                                       Years Ended December 31,
                                                       ------------------------
                                                        2007     2006    2005
                                                       ------   ------  ------
                                                            (In millions)

 REVENUES
    Investment income                                  $2,280   $2,299  $2,219
    Fee income
        Variable annuity fees                             350      307     285
        Other fee income                                   97       78      67
    Net realized investment losses                       (452)    (156)    (37)
                                                       ------   ------  ------
    Total revenues                                      2,275    2,528   2,534
                                                       ------   ------  ------
 BENEFITS AND EXPENSES

    Interest credited to fixed annuity contracts        1,173    1,157   1,137
    General and administrative expenses, net of
      deferrals                                           171      155     144
    Amortization of deferred acquisition costs,
      cost of insurance purchased and deferred
      bonus interest                                      150      118      93
    Annual commissions, net of deferrals                   77       75      82
    Guaranteed minimum death benefits                       3        3       5
                                                       ------   ------  ------
    Total benefits and expenses                         1,574    1,508   1,461
                                                       ------   ------  ------
 PRETAX INCOME                                            701    1,020   1,073

 Income tax expense                                       207      325     339
                                                       ------   ------  ------
 NET INCOME                                            $  494   $  695  $  734
                                                       ======   ======  ======

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENT OF CASH FLOWS


                                                     Years Ended December 31,
                                                    --------------------------
                                                      2007     2006     2005
                                                    -------  -------  --------
                                                           (In millions)
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income                                       $   494  $   695  $    734
   Adjustments to reconcile net income to net
     cash provided by operating activities:
       Interest credited to fixed annuity
         contracts                                    1,173    1,157     1,137
       Net realized investment losses                   452      156        37
       Equity in income of partnerships and
         other invested assets                         (163)    (153)      (66)
       Amortization of premium and discount on
         securities                                     (73)     (58)      (53)
       Provision for deferred income taxes               (5)      37        67
   Changes in:
       Trading securities, at fair value                 24       15      (133)
       Hybrid securities, at fair value                  19       30         -
       Accrued investment income                         23        8        (2)
       Deferred acquisition costs                       (74)     (73)      (79)
       Income taxes currently receivable/
         payable                                         (2)     (15)       23
       Other liabilities                                 69       19        28
   Other, net                                           (14)       9        10
                                                    -------  -------  --------
NET CASH PROVIDED BY OPERATING ACTIVITIES             1,923    1,827     1,703
                                                    -------  -------  --------
CASH FLOWS FROM INVESTING ACTIVITIES
   Purchases and issuances of:
       Bonds, notes and redeemable preferred
         stocks                                      (6,838)  (6,498)  (19,969)
       Mortgage loans                                (1,395)  (1,142)     (530)
       Other investments, excluding short-term
         investments                                 (3,687)  (2,745)   (2,034)
   Sales of:
       Bonds, notes and redeemable preferred
         stocks                                       7,711    6,272    18,936
       Other investments, excluding short-term
         investments                                  2,926    2,197     1,543
   Redemptions and maturities of:
       Bonds, notes and redeemable preferred
         stocks                                       1,265    1,219     1,126
       Mortgage loans                                   415      274       334
   Change in short-term investments                     (45)      14        22
   Change in securities lending collateral              159     (293)     (457)
                                                    -------  -------  --------
NET CASH PROVIDED BY (USED IN) INVESTING
  ACTIVITIES                                            511     (702)   (1,029)
                                                    -------  -------  --------

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)


                                                      Years Ended December 31,
                                                     -------------------------
                                                       2007     2006     2005
                                                     -------  -------  -------
                                                           (In millions)
CASH FLOWS FROM FINANCING ACTIVITIES
   Deposits on fixed annuity contracts               $ 2,437  $ 2,401  $ 2,602
       Net exchanges to (from) the fixed
         accounts of variable annuity contracts          (90)     218      251
   Withdrawal payments on fixed annuity
     contracts                                        (3,533)  (3,387)  (3,407)
   Claims and annuity payments on fixed annuity
     contracts                                          (195)    (198)    (172)
   Change in securities lending payable                 (193)     293      457
   Capital contributions from Parent                      35        -        -
   Dividends paid to Parent                             (700)    (400)    (400)
                                                     -------  -------  -------
NET CASH USED IN FINANCING ACTIVITIES                 (2,239)  (1,073)    (669)
                                                     -------  -------  -------
NET INCREASE IN CASH                                     195       52        5

CASH AT BEGINNING OF PERIOD                              108       56       51
                                                     -------  -------  -------
CASH AT END OF PERIOD                                $   303  $   108  $    56
                                                     =======  =======  =======
SUPPLEMENTAL CASH FLOW INFORMATION

   Income taxes paid                                 $   216  $   303  $   243
                                                     =======  =======  =======
   Non-cash activity:

       Bonus interest credited to reserve for
         annuity contracts                           $    38  $    28  $     4
                                                     =======  =======  =======

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS)


                                                       Years Ended December 31,
                                                       ------------------------
                                                         2007      2006   2005
                                                       -------    -----  -----
                                                           (In millions)

  NET INCOME                                           $   494    $ 695  $ 734

  OTHER COMPREHENSIVE INCOME (LOSS)
     Net unrealized losses on invested assets arising
       during the current period                        (1,105)    (299)  (791)
     Deferred income tax benefit on above changes          393      117    283
     Reclassification adjustment for net realized
       losses included in net income                       235      132     59
     Deferred income tax expense on above changes          (84)     (52)   (21)
     Adjustment to deferred acquisition costs and
       deferred bonus interest                             102       65    195
     Deferred income tax expense on above changes          (36)     (25)   (70)
                                                       -------    -----  -----
  OTHER COMPREHENSIVE LOSS                                (495)     (62)  (345)
                                                       -------    -----  -----
  COMPREHENSIVE INCOME (LOSS)                          $    (1)   $ 633  $ 389
                                                       =======    =====  =====

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

   The Variable Annuity Life Insurance Company, including its wholly owned subsidiaries, (the "Company") is a direct, wholly owned subsidiary of American General Life Insurance Company (the "Parent"), a Texas-domiciled life insurance company, which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company is a Texas-domiciled life insurance company providing tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, healthcare, public sector and not-for-profit organizations. The Company markets products nationwide through exclusive sales representatives.

      The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities; monitoring and limiting prepayment and extension risk in its portfolio; maintaining a large percentage of its portfolio in highly liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income on variable annuity assets held in separate accounts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

   USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ, possibly materially, from those estimates.

   The Company considers its most critical accounting estimates to be those with respect to future policy benefits for life and accident and health contracts, estimated gross profits for investment-oriented products, recoverability of deferred policy acquisition costs (DAC), fair value

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY measurements of certain assets and liabilities, and other-than-temporary impairments in the value of investments.

   During the second half of 2007, disruption in the global credit markets, coupled with the repricing of credit risk, and the U.S. housing market deterioration, particularly in the fourth quarter, created increasingly difficult conditions in the financial markets. These conditions have resulted in greater volatility, less liquidity, widening of credit spreads and a lack of price transparency in certain markets and have made it more difficult to value certain of the Company's invested assets and the obligations and collateral relating to certain financial instruments issued or held by the Company.

   CASH: Cash represents cash on hand and all highly liquid investments purchased with an original maturity of three months or less.

   INVESTMENTS: Short-term investments consist of interest-bearing cash equivalents, time deposits, and investments maturing within one year, such as commercial paper.

   Bonds, notes, redeemable preferred stocks, common stocks and non-redeemable preferred stocks available for sale are carried at fair value. Changes in unrealized gains and losses, net of tax and their effect on amortization of deferred acquisition costs and other deferred expenses, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity.

   If a security includes terms affecting cash flows or exchanges under the contract and have economic characteristics and risks not clearly and closely related to the economic characteristics and risks of the security, those terms are considered an embedded derivative and are accounted for separately. Embedded derivatives are carried at fair value with unrealized gains and losses reflected in income.

   The Company may elect to measure any hybrid financial instrument at fair value, with changes in fair value recognized in earnings, if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis and is irrevocable at the acquisition or issuance date.

   Bonds and common stock trading securities are carried at fair value, as it is the Company's intention to sell these securities in the near term. Unrealized gains and losses are reflected in income.

   The Company evaluates its investments for other-than-temporary impairment in accordance with its accounting policy. The determination that a security has incurred an other-than-temporary impairment in value and the amount of any loss recognized requires the judgment of the Company's management and a continual review of its investments.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The Company evaluates its investments for other-than-temporary impairment such that a security is considered a candidate for other-than-temporary impairment if it meets any of the following criteria:

   . Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine consecutive months or longer);

   . The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court supervised reorganization of insolvent enterprises; or
      (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

   . The Company may not realize a full recovery on its investment regardless of the occurrence of one of the foregoing events.

   The above criteria also consider circumstances of a rapid and severe market valuation decline, such as that experienced in current credit markets, in which the Company could not reasonably assert that the recovery period would be temporary.

   At each balance sheet date, the Company evaluates its securities holdings with unrealized losses. When the Company does not intend to hold such securities until they have recovered their cost basis, based on the circumstances at the date of evaluation, the Company records the unrealized loss in income. If a loss is recognized from a sale subsequent to a balance sheet date pursuant to changes in circumstances, the loss is recognized in the period in which the intent to hold the securities to recovery no longer existed.

   In periods subsequent to the recognition of an other-than-temporary impairment charge for fixed maturity securities, which is not credit or foreign exchange related, the Company generally accretes the discount or amortizes the reduced premium resulting from the reduction in cost basis over the remaining life of the security.

   Mortgage and other loans are carried at amortized unpaid balances, net of provisions for estimated losses, plus or minus adjustments for the accretion or amortization of discount and premium. Interest income on such loans is accrued as earned. Impairment of mortgage loans on real estate and collateral and commercial loans is based on certain risk factors and when collection of all amounts due under contractual terms is not probable. This impairment is generally measured based on the present value of expected future cash flows discounted at the loan's effective interest rate subject to the fair value of underlying collateral. Interest income on such impaired loans is recognized as cash is received. The Company did not record a credit allowance for mortgage and other loans as of December 31, 2007 and 2006. Policy loans are carried at unpaid balances.

   Partnerships consist of investments in hedge funds and limited partnerships. Partnerships in which the Company holds less than a five

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income (loss). With respect to partnerships in which the Company holds in the aggregate a five percent or greater interest, or less than five percent interest but the Company has more than a minor influence over the operations of the investee, the Company's carrying value is the net asset value. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income. In applying the equity method of accounting, the Company consistently uses financial information provided by the general partners or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited on an annual basis.

   Other invested assets are primarily comprised of preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent. The Company's investments in partially owned companies include its interest in Castle 2003-1 Trust ("Castle 1 Trust") and Castle 2003-2 Trust ("Castle 2 Trust"). Other invested assets also include assets related to derivative financial instruments (see Derivative Financial Instruments below, and Note 4).

   Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments.

   DOLLAR ROLL AGREEMENTS: Throughout the year, the Company enters into dollar roll agreements. These are agreements to sell mortgage-backed securities ("MBS") and to repurchase substantially similar securities at a specific price and date in the future. Dollar roll agreements are accounted for as sales of financial assets and forward repurchase commitments. Assets are removed from the consolidated balance sheet at the time of sale. The difference between sales proceeds and carrying values are recorded as realized gains or losses. The forward repurchase commitments are accounted for at fair value, and the changes in fair value are recorded as realized gains or losses. Assets are recorded at the time of purchase at fair value. Unsettled amounts on the purchase contracts are reflected in the consolidated balance sheet within Payable to brokers. At December 31, 2007 and 2006, the Company had no dollar roll agreements outstanding.

   SECURITIES LENDING COLLATERAL AND SECURITIES LENDING PAYABLE: The Company lends securities through an agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The affiliated lending agent receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY collateral when necessary to ensure that the collateral received is maintained at a minimum of 102% of the value of the loaned securities (105% for cross-currency loans). The collateral is held in a separate custodial account for the beneficial interest of the Company and other affiliated lenders, and is not is not available for the general use of the Company. The collateral is reinvested in interest-bearing cash equivalents and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities are carried at fair value and accounted for in a manner consistent with other available-for-sale fixed maturity securities. Unrealized gains and losses on these collateral investments are reflected within accumulated other comprehensive income
   (loss), net of income tax in consolidated shareholders' equity. Securities lending collateral investments are subject to review for other-than-temporary impairment in a manner consistent with other available-for-sale fixed maturity securities. The Company's allocated portion of income earned on the collateral investments, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income. The Company's allocated portion of any realized investment gains or losses on the collateral investments are recorded in the consolidated statement of income.

   The fair values of securities subject to securities lending agreements were $9.66 billion and $9.80 billion as of December 31, 2007 and 2006, respectively, which represents securities included in bonds, notes and redeemable preferred stocks available for sale in the consolidated balance sheet at the respective balance sheet dates.

   DERIVATIVE FINANCIAL INSTRUMENTS: The Company reports all derivatives at fair value in other invested assets or other liabilities, as applicable, in the consolidated balance sheet.

   The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest and currency rates on certain investment securities.

   Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps. The Company believes that such hedging activities have been and remain economically effective, but do not qualify for hedge accounting. As a result, changes in the fair value of swaps are recognized in realized investment gains and losses effective January 1, 2005.

   The Company buys and sells short futures contracts on U.S. Treasury notes to hedge interest rate exposures on certain bonds purchased for the Company's trading portfolio. The short futures contracts have terms no longer than three months at the time of purchase and all such positions are closed out each quarter end.

   The Company issues riders that offer guaranteed minimum withdrawal benefit ("GMWB") living benefits on certain variable annuity products. Under Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("FAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", the GMWB is considered

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY an embedded derivative that is required to be bifurcated from the host contract and carried at fair value. The fair value of the GMWB requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMWB guarantees include unobservable input such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The Company also economically hedges these guarantees by utilizing both exchange traded and over-the-counter index options and exchange traded futures. Exchange traded index options and futures are marked to market through matrix pricing that utilizes observable market inputs. The GMWB and index options are reported in reserves or fixed annuity contracts in the consolidated balance sheet. The changes in fair value of the Company's derivative instruments are reported in net realized investment gains (loss) in the accompanying consolidated statement of income and comprehensive income.

   The GMWB is a feature that provides a guaranteed annual withdrawal stream at the end of a specified wait period, if any, regardless of market performance. The guaranteed withdrawal stream is based upon deposits invested during a specified period adjusted for subsequent withdrawals, and may include an increase in the benefit base. The Company bears the risk that protracted under-performance of the financial markets could results in GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefits to be provided. The Company purchases options on the S&P 500 index and futures of U.S. Treasury securities to partially offset this risk.

   DEFERRED ACQUISITION COSTS ("DAC") AND OTHER DEFERRED EXPENSES: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the annuity contracts. EGPs are composed of net investment income, net realized investment gains and losses, variable annuity fees, guarantee costs, surrender charges and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

   The Company currently offers enhanced crediting rates or bonus payments to contract holders ("bonus interest") on certain of its products. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period. Such amounts are deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC.

   The cost assigned to certain acquired insurance contracts in force at the acquisition date (referred to as cost of insurance purchased, or "CIP") is reported in deferred acquisition costs and cost of insurance purchased in the consolidated balance sheet. Interest was accreted on the unamortized balance of CIP at rates ranging from 3.0% to 4.5% in

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   2007, 2006 and 2005. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DAC and reported within the same financial statement line items.

   The Company reviews the carrying value of DAC, CIP and deferred bonus interest on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

   AMORTIZATION OF DAC AND OTHER DEFERRED EXPENSES: DAC, CIP and deferred bonus interest are amortized based on a percentage of EGPs over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, net spreads earned during the life of the contracts, costs of providing policy guarantees, and the level of expenses necessary to maintain the policies. The Company adjusts amortization each quarter for significant differences between actual and assumed profitability in that period. The Company revises future assumptions, referred to herein as an unlocking, when estimates of future gross profits to be realized on its annuity policies are revised. Increases in future EGPs may result from higher interest spread and/or lower surrender rate assumptions, while decreases in future EGPs may result from lower interest spread and/or higher surrender rate assumptions. Amortization for the current period is reduced when future EGPs are increased and increased when future EGPs are decreased.

   As fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale, which is a component of other comprehensive income (loss) and is credited or charged directly to shareholder's equity.

   The assumption for the long-term annual market growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity policies is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management considers the short-term growth rate (i.e., the growth rate required to

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

   VARIABLE ANNUITY ASSETS HELD IN AND LIABILITIES RELATED TO SEPARATE
   ACCOUNTS: The Company issues variable annuities for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the fixed-rate account options. The assets and liabilities resulting from the receipt of variable and certain group fixed annuity premiums are segregated in separate accounts. The assets supporting the variable portion of variable annuities are carried at fair value and reported as Variable annuity assets held in separate accounts, with an equivalent liability, in the consolidated balance sheet. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in Variable annuity fees in the consolidated statement of income.

   RESERVES FOR FIXED ANNUITY CONTRACTS: Reserves for fixed annuity contracts are accounted for as investment-type contracts in accordance with FAS
   No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97"), and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

   Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income, as they are recorded directly to reserves for fixed annuity contracts, or to variable annuity liabilities related to separate accounts, upon receipt.

   RESERVES FOR GUARANTEED BENEFITS: A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit ("GMDB") that varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated at up to 3% per annum (subject to certain caps). These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

   The Company provides reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-traditional and Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY guarantees are included in guaranteed minimum death benefits in the consolidated statement of income. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed minimum death benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

   The Company introduced a guaranteed minimum withdrawal benefit ("GMWB") in June of 2006 to certain variable annuity contracts. The GMWB is an optional feature that guarantees periodic partial withdrawals that in total equal the guaranteed benefit, even if the accumulation value of the contract falls to zero as a result of adverse investment performance.

   In addition, the Company is a coinsurer for the guaranteed minimum income benefit ("GMIB") and GMWB on certain variable annuity contracts issued by American Life Insurance Company ("ALICO"), an AIG subsidiary.

   NET INVESTMENT INCOME: Net investment income represents income primarily from the following sources in the Company's operations:

       . Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

       . Dividend income and distributions from common and preferred stock and other investments when receivable.

       . Earnings from partnership investments accounted for under the equity method.

   FEE INCOME: Variable annuity fees, asset management fees and surrender charges are recorded as income when earned. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and certain variable annuity portfolios. Surrender charges are assessed on withdrawals occurring during the surrender charge period. Net retained commissions are recognized as income on a trade date basis.

   NET RE ALIZED INVESTMENT GAINS AND LOSSES: Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

       . Sales of fixed maturities, equity securities, securities lending invested collateral and other types of investments.

       . Reductions to the cost basis of fixed maturities, equity securities, securities lending invested collateral and other types of investments for other-than-temporary impairments.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

       .  Changes in fair value of derivative assets and liabilities.

       . Exchange gains and losses resulting from foreign exchange transactions.

   INCOME TAXES: For the tax year ending December 31, 2007, the Company will be included in the filing of a consolidated federal tax return with AIG and its subsidiaries. The Company has a written agreement with AIG setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AIG agrees not to charge the Company a greater portion of the tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AIG agrees to reimburse the Company for the tax benefits from net losses, if any, which are not usable by the Company and are used by other members of the consolidated group within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

   RECENTLY ISSUED ACCOUNTING STANDARDS:

   In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FAS 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Internal replacements that result in a substantially changed contract are accounted for as a termination and a replacement contract. SOP 05-1 became effective on January 1, 2007 and generally affects the accounting for internal replacements occurring after that date. The adoption did not have any effect on the consolidated financial position or results of operations of the Company.

   In February 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments, an amendment of FAS 133 and FAS 140" ("FAS 155"). FAS 155 allows the Company to include changes in fair value in earnings on an instrument-by-instrument basis for any hybrid financial instrument that contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under FAS 133. The election to measure the hybrid instrument at fair value is irrevocable at the acquisition or issuance date.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The Company elected to early adopt FAS 155 as of January 1, 2006, and apply FAS 155 fair value measurement to certain hybrid financial instruments in the Company's available for sale portfolio that existed at December 31, 2005. The effect of this adoption resulted in a $2.6 million after-tax ($4.1 million pre-tax) increase to opening retained earnings as of January 1, 2006, representing the difference between the fair value of these hybrid financial instruments and the prior carrying value as of December 31, 2005. The effect of adoption on after-tax gross gains and losses was $4.9 million ($7.7 million pre-tax) and $2.3 million ($3.6 million pre-tax), respectively.

   In connection with the Company's early adoption of FAS 155, hybrid financial instruments of $102.6 million at December 31, 2006 are now carried at fair value. The effect on earnings for 2006, for changes in the fair value of hybrid financial instruments, was a pre-tax loss of $4.3 million and is reflected in investment income in the consolidated statement of income.

   In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The Company adopted the FIN 48 on January 1, 2007. However, the adoption of FIN 48 had no impact on the Company's consolidated financial condition or its consolidated results of operations.

   In July 2006, the FASB issued FASB Staff Position ("FSP") No. 13-2, "Accounting for a Change or Projected Change in the Timing of Cash Flows Relating to Income Taxes Generated by a Leveraged Lease Transaction" ("FSP 13-2"). FSP 13-2 addresses how a change or projected change in the timing of cash flows relating to income taxes generated by a leveraged lease transaction affects the accounting for the lease by the lessor, and directs that the tax assumptions be consistent with any FIN 48 uncertain tax position related to the lease. FSP 13-2 is effective for fiscal years beginning after December 15, 2006. The Company adopted FSP 13-2 on
   January 1, 2007. Upon adoption, the Company recorded a $36.2 million decrease in the opening balance of retained earnings, net of tax, to reflect the cumulative effect of this change in accounting. The adoption of this guidance did not have a material effect on the Company's results of operations in 2007.

   FUTURE APPLICATION OF ACCOUNTING STANDARDS:

   In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements but does not change existing guidance about whether an instrument is carried at fair value. FAS 157 nullifies the guidance in Emerging Issue Task Force ("EITF") 02-3, "Issues Involved in Accounting and Derivative Contracts Held for Trading Purposes and

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   Contracts Involved in Energy Trading and Risk Management Activities" that precluded the recognition of a trading profit at the inception of a derivative contract unless the fair value of such contract was obtained from a quoted market price or other valuation technique incorporating observable market data. FAS 157 also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value. FAS 157 will be effective January 1, 2008.

   FAS 157 primarily affected the fair value measurement of the embedded derivatives within the Company's GMWB living benefits. The adoption of FAS 157 did not have a material effect on the Company's consolidated financial condition or its consolidated results of operations.

   In February 2007, the FASB issued FAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items will be required to be reported in income. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 permits the fair value option election on an instrument-by-instrument basis at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. The Company adopted FAS 159 on January 1, 2008, its required effective date. As of January 1, 2008, the Company did not choose to elect the fair value option for any of its financial assets or liabilities.

   In December 2007, the FASB issued FAS No. 141 (revised 2007), "Business Combinations" ("FAS141(R)"). FAS 141(R) changes the accounting for business combinations in a number of ways, including broadening the transactions or events that are considered business combinations, requiring an acquirer to recognize 100 percent of the fair values of assets acquired, liabilities assumed, and noncontrolling interests in acquisitions of less than a 100 percent controlling interest when the acquisition constitutes a change in control of the acquired entity, recognizing contingent consideration arrangements at their acquisition-date fair values with subsequent changes in fair value generally reflected in income, and recognizing preacquisition loss and gain contingencies at their acquisition-date fair values, among other changes.

   FAS 141(R) is required to be adopted for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008 (January 1, 2009 for the Company). Early adoption is prohibited. The Company is evaluating the effect FAS 141(R) will have on its consolidated financial statements.

   In December 2007, the FASB issued FAS No. 160, "Noncontrolling interests in Consolidated Financial Statements", an amendment of ARB No. 51 ("FAS 160"). FAS 160 requires noncontrolling (i.e., minority) interests in partially owned consolidated subsidiaries to be classified in the consolidated balance sheet as a separate component of consolidated shareholders' equity. FAS 160 also establishes accounting rules for subsequent acquisitions and sales of noncontrolling interests

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY and how noncontrolling interests should be presented in the consolidated statement of income. The noncontrolling interests' share of subsidiary income should be reported as a part of consolidated net income with disclosure of the attribution of consolidated net income to the controlling and noncontrolling interests on the face of the statement of income.

   FAS 160 is required to be adopted in the first annual reporting period beginning on or after December 15, 2008 (January 1, 2009 for the Company) and earlier application is prohibited. FAS 160 must be adopted prospectively, except that noncontrolling interests should be reclassified from liabilities to a separate component of shareholder's equity and consolidated net income should be recast to include net income attributable to both controlling and noncontrolling interests retrospectively.

   In March 2008, the FASB issued FAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities", an amendment of FAS No. 133 ("FAS 161"). FAS 161 amends and expands the disclosure requirements of Statement 133 with the intent to provide users of financial statements with an enhanced understanding of (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under Statement 133 and its related interpretations, and
   (c) how derivative instruments and related hedged items affect an entity's financial position, financial performance, and cash flows. FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 will be effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged. FAS 161 encourages, but does not require, comparative disclosures for earlier periods at initial adoption. The Company is currently assessing the effect of implementing this statement.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

3. INVESTMENTS


   The amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity and equity securities available for sale by major category and securities lending collateral follow:

                                      December 31, 2007                         December 31, 2006
                          ----------------------------------------- -----------------------------------------
                                      Gross      Gross    Estimated             Gross      Gross    Estimated
                          Amortized Unrealized Unrealized   Fair    Amortized Unrealized Unrealized   Fair
                            Cost      Gains      Losses     Value     Cost      Gains      Losses     Value
                          --------- ---------- ---------- --------- --------- ---------- ---------- ---------
Securities of the United
  States government        $     7     $  -     $     -    $     7   $    29     $  -      $   -     $    29
Securities of foreign
  governments                  302       18          (6)       314       297       25         (4)        318
Corporate bonds and notes   11,875      494        (154)    12,215    13,803      476       (121)     14,158
Mortgage-backed
  securities                 9,435      106        (369)     9,172     9,579       85       (100)      9,564
Other debt securities        2,906       89        (101)     2,894     3,251       89        (34)      3,306
Affiliated securities          317        -          (4)       313       337        1         (9)        329
Redeemable preferred
  stocks                        28        1           -         29        31        1         (1)         31
                           -------     ----     -------    -------   -------     ----      -----     -------
Total fixed maturity
  securities                24,870      708        (634)    24,944    27,327      677       (269)     27,735
Common and
  non-redeemable
  preferred stocks              61       39           -        100        29       37         (1)         65
Securities lending
  collateral                 9,721        -        (658)     9,063    10,036        -          -      10,036
                           -------     ----     -------    -------   -------     ----      -----     -------
Total                      $34,652     $747     $(1,292)   $34,107   $37,392     $714      $(270)    $37,836
                           =======     ====     =======    =======   =======     ====      =====     =======

   The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 2007, follow:

                                                           Amortized Estimated
                                                             Cost    Fair Value
                                                           --------- ----------
                                                              (In millions)
Due in one year or less                                     $   231   $   235
Due after one year through five years                         3,458     3,610
Due after five years through ten years                        7,232     7,286
Due after ten years                                           4,514     4,641
Mortgage-backed securities                                    9,435     9,172
                                                            -------   -------
   Total                                                    $24,870   $24,944
                                                            =======   =======

   Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale, aggregated by investment category and on securities lending collateral and presents the length of time that individual securities have been in a continuous unrealized loss position.

                              Less than 12 months 12 Months or More        Total
(In millions)                 -----------------   -----------------  -----------------
                               Fair    Unrealized  Fair   Unrealized  Fair   Unrealized
                               Value     Losses    Value    Losses    Value    Losses
                              -------  ---------- ------- ---------- ------- ----------
At December 31, 2007:
Foreign government            $    82    $  (4)   $    24   $  (2)   $   106  $    (6)
Corporate bonds and notes       2,583      (60)     1,800     (94)     4,383     (154)
Mortgage-backed securities      2,091     (212)     2,606    (157)     4,697     (369)
Other debt securities             807      (56)       650     (45)     1,457     (101)
Affiliated securities             154        -        110      (4)       264       (4)
Securities lending collateral   8,498     (598)       565     (60)     9,063     (658)
                              -------    -----    -------   -----    -------  -------
   Total                      $14,215    $(930)   $ 5,755   $(362)   $19,970  $(1,292)
                              =======    =====    =======   =====    =======  =======
At December 31, 2006:
Foreign government            $     6    $  (4)   $     -   $   -    $     6  $    (4)
Corporate bonds and notes         540      (12)     4,112    (109)     4,652     (121)
Mortgage-backed securities        524       (3)     5,848     (97)     6,372     (100)
Other debt securities             195       (2)       996     (32)     1,191      (34)
Affiliated securities               -        -        142      (9)       142       (9)
Redeemable preferred stocks        12       (1)         -       -         12       (1)
                              -------    -----    -------   -----    -------  -------
   Total                      $ 1,277    $ (22)   $11,098   $(247)   $12,375  $  (269)
                              =======    =====    =======   =====    =======  =======

   As of December 31, 2007, the Company held 2,272 of individual bonds and other investments that were in an unrealized loss position, of which 513 individual investments were in an unrealized loss position continuously for 12 months or more.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                                                         Years Ended December 31,
                                                         -----------------------
                                                          2007     2006    2005
                                                          -----   -----   -----
                                                            (In millions)
  Gross realized investment gains (losses) from
    sales of available for sale securities:
     Bonds, notes and redeemable preferred stocks
       available for sale
         Realized gains                                  $  69    $  69   $ 139
         Realized losses                                  (102)     (59)   (152)
     Common and non-redeemable preferred stocks
         Realized gains                                     11       12      28
         Realized losses                                     -        -       -

  Net realized investment gains (losses) of other assets:

     Mortgage and other loans                                -        -       1

     Partnerships and other invested assets                  6       (9)      -

     Derivative instruments                                (33)     (39)      7

     Securities lending collateral                        (156)       -       -

     Impairment writedowns                                (247)    (130)    (60)
                                                          -----   -----   -----
  Total net realized investment gains (losses)
    before taxes                                         $(452)   $(156)  $ (37)
                                                          =====   =====   =====

   The Company recorded other-than-temporary impairment charges of $369 million (including $122 million allocated to securities lending collateral), $130 million and $60 million in 2007, 2006 and 2005, respectively. See Note 2 herein for the Company's other-than-temporary impairment accounting policy.

   Realized losses on securities lending collateral include pretax realized losses due to other-than-temporary declines in the value of securities lending collateral investments, primarily on residential mortgage-backed securities.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The sources and related amounts of investment income were as follows:

                                                       Years Ended December 31,
                                                       ------------------------
                                                        2007     2006    2005
                                                       ------   ------  ------
                                                            (In millions)
  Bonds, notes and redeemable preferred
    stocks--non-affiliated                             $1,716   $1,837  $1,848
  Bonds, notes and redeemable preferred
    stocks--affiliated                                     20       21      14
  Common stocks and non-redeemable preferred stocks         6        1       1
  Mortgage and other loans                                265      192     195
  Partnerships                                            183      175      89
  Policy loans                                             56        -       -
  Other invested assets                                    31       57      62
  Short-term investments                                   22       31      23
  Less: investment expenses                               (19)     (15)    (13)
                                                       ------   ------  ------
     Total investment income                           $2,280   $2,299  $2,219
                                                       ======   ======  ======

   At December 31, 2007, the Company's investments included one investment in a single entity that exceeded 10% of the Company's consolidated shareholder's equity. This investment was in a highly-rated mortgage-backed security.

   At December 31, 2007, bonds, notes and redeemable preferred stocks included $2.45 billion of bonds that were rated below investment grade. These non-investment-grade securities are comprised of bonds spanning 18 industries with approximately 23% in consumer noncyclical, 13% in communications, 12% in basic industrial, 10% in consumer cyclical and 10% in electric utilities. No other industry concentration constituted more than 10% of these assets.

   At December 31, 2007, mortgage loans were collateralized by properties located in 33 states and Washington D.C., with loans totaling approximately 25% of the aggregate carrying value of the portfolio secured by properties located in California and 12% by properties located in New York. No more than 10% of the portfolio was secured by properties in any other single state.

   At December 31, 2007, the type of property collateralizing the mortgage loan portfolio was approximately 40% office, 20% retail, 15% residential, 13% multi-family and 12% industrial and other types.

   At December 31, 2007, the carrying value, which approximates fair value, of bonds, notes and redeemable preferred stocks in default as to the payment of principal or interest totaled $37.1 million.

   At December 31, 2007, $2.6 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

4. DERIVATIVE FINANCIAL INSTRUMENTS


   The Company's derivative financial instruments were as follows:

                                                      December 31, December 31,
                                                          2007         2006
                                                      ------------ ------------
                                                            (In millions)
 Related to investment securities:
    Interest rate swap agreements
        Notional amount                                   $ 33         $ 33
        Fair value                                           -           (1)

    Currency swap agreements
        Notional amount                                    360          372
        Fair value                                         (73)         (46)

    Related to policyholder liabilities:
      Call options
        Fair value                                           2            -
    Put options
        Fair value                                           3            -

   The Company recorded the following in net realized investment gains (losses) in the statement of income:

                                                       Years Ended December 31,
                                                       -----------------------
                                                       2007     2006     2005
                                                       ----     ----     ----
                                                        (In millions)
        Net change in fair value of derivative
          financial instruments                        $(33)    $(21)    $(3)

   The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of interest rate and currency swap agreements is represented by the fair value of contracts with a positive fair value at the reporting date. In the event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company's consolidated financial position.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS

   The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial assets and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

   The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

   CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

   BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. The Company obtains market price data to value financial instruments whenever such information is available. Market price data generally is obtained from market exchanges or dealer quotations. The types of instruments valued based on market price data include G-7 government and agency securities, equities listed in active markets, and investments in publicly traded mutual funds with quoted market prices.

   The Company estimates the fair value of fixed income instruments not traded in active markets by referring to traded securities with similar attributes and using a matrix pricing methodology. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, and other relevant factors. The types of fixed income instruments not traded in active markets include non-G-7 government securities, municipal bonds, certain hybrid financial instruments, most investment-grade and high-yield corporate bonds, and most mortgage- and asset-backed products.

   COMMON STOCKS AND NON-REDEEMABLE PREFERRED STOCKS: The Company initially estimates the fair value of equity instruments not traded in active markets by reference to the transaction price. This valuation is adjusted only when changes to inputs and assumptions are corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment or comparable entities, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity capital markets, and changes in financial ratios or cash flows.

   For equity and fixed income instruments that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   MORTGAGE AND OTHER LOANS RECEIVABLE: Fair values of the Company's mortgage loans are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates. Fair value for collateral, commercial and guaranteed loans is based principally on independent pricing services, broker quotes and other independent information.

   POLICY LOANS: Fair value is estimated using discounted cash flows and actuarially determined assumptions, incorporating market interest rates.

   PARTNERSHIPS AND OTHER INVESTED ASSETS: The Company obtains the fair value of its investments in partnerships from information provided by the sponsors of each of these investments, the accounts of which are generally audited on an annual basis. Fair value of investments in preferred equity of partially owned companies is estimated using the same methodology as that used for other preferred securities. Fair value of derivative assets is based on the use of valuation models that utilize, among other things, current interest, foreign exchange and volatility rates, as applicable.

   SECURITIES LENDING COLLATERAL: Securities lending collateral is invested in short-term investments and fixed maturity securities, primarily floating-rate bonds. The carrying value of short-term investments is considered to be a reasonable estimate of fair value. Securities lending collateral investments in fixed maturity securities are carried at fair value, which is based principally on independent pricing services, broker quotes and other independent information, consistent with the valuation of other fixed maturity securities.

   VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

   RESERVES FOR FIXED ANNUITY CONTRACTS: Fair value of reserves for fixed annuity contracts is estimated using estimated future cash flows discounted at market interest rates.

   SECURITIES LENDING PAYABLE: The contract values of securities lending payable approximate fair value as these obligations are short-term in nature.

   DERIVATIVE LIABILITIES: Fair value of derivative liabilities is based on the use of valuation models that utilize, among other things, current interest, foreign exchange and volatility rates, as applicable.

   VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The estimated fair values of the Company's financial instruments at December 31, 2007 and 2006, compared with their respective carrying values, are as follows:

                                                               Carrying  Fair
                                                                Value    Value
                                                               -------- -------
                                                                (In millions)
 December 31, 2007:

 ASSETS
    Cash and short-term investments                            $   368  $   368
    Bonds, notes and redeemable preferred stocks                24,944   24,944
    Hybrid securities                                               84       84
    Trading securities--Bonds                                      109      109
    Common and non-redeemable preferred stocks                     100      100
    Trading securities--Common stocks                                1        1
    Mortgage and other loans                                     4,423    4,471
    Policy loans                                                 1,042    1,061
    Partnerships and other invested assets                       3,092    3,092
    Securities lending collateral                                9,063    9,063
    Variable annuity assets held in separate accounts           29,470   29,970

 LIABILITIES
    Reserves for fixed annuity contracts                        30,495   29,219
    Derivative liabilities                                          73       73
    Securities lending payable                                   9,843    9,843
    Variable annuity liabilities related to separate accounts 29,470 29,470 December 31, 2006:

 ASSETS
    Cash and short-term investments                            $   128  $   128
    Bonds, notes and redeemable preferred stocks                27,735   27,735
    Hybrid securities                                              103      103
    Trading securities-Bonds                                       133      133
    Common and non-redeemable preferred stocks                      65       65
    Trading securities--Common stocks                                1        1
    Mortgage loans                                               3,412    3,485
    Policy loans                                                 1,007      979
    Partnerships and other invested assets                       2,126    2,126
    Securities lending collateral                               10,036   10,036
    Variable annuity assets held in separate accounts           27,262   27,262

 LIABILITIES
    Reserves for fixed annuity contracts                        30,693   28,410
    Derivative liabilities                                          48       48
    Securities lending payable                                  10,036   10,036
    Variable annuity liabilities related to separate accounts   27,262   27,262

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

6. DAC, CIP AND DEFERRED BONUS INTEREST


   Activity in DAC, CIP and deferred bonus interest was as follows:

                                                               Deferred
                                                       DAC and  bonus
                                                         CIP   interest  Total
(In millions)                                          ------- -------- ------
Balance at January 1, 2005                             $1,466    $19    $1,485

Deferrals                                                 168      4       172
Amortization related to operations                       (103)    (1)     (104)
Amortization related to net realized investment losses     11      -        11
Effect of net unrealized losses on securities             195      -       195
                                                       ------    ---    ------
Balance at December 31, 2005                            1,737     22     1,759

Deferrals                                                 162     28       190
Amortization related to operations                       (131)    (3)     (134)
Amortization related to net realized investment losses     16      -        16
Effect of net unrealized (gains) losses on securities      67     (2)       65
                                                       ------    ---    ------
Balance at December 31, 2006                            1,851     45     1,896

Deferrals                                                 186     38       224
Amortization related to operations                       (181)    (3)     (184)
Amortization related to net realized investment losses     33      1        34
Effect of net unrealized losses on securities             100      2       102
                                                       ------    ---    ------
Balance at December 31, 2007                           $1,989    $83    $2,072
                                                       ======    ===    ======

   The Company adjusts amortization (an "unlocking") when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions annually. In 2007 and 2006, DAC amortization was decreased by $2.4 million and $2.5 million, respectively, to reflect changes in the projected annuity deposits and revenues. In 2005, DAC amortization was increased by $3.1 million to reflect a higher lapse rate on a specialty block of business due to the termination of a marketing arrangement.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

7. RESERVES FOR GUARANTEED BENEFITS


   Details concerning the Company's exposure related to guaranteed benefits were as follows:

                                                             December 31,
                                                          ---------------------
                                                             2007       2006
                                                          -----------  -------
                                                          (Dollars in millions)
   In the event of death (GMDB):
      Account value                                       $    47,477  $45,818
      Net amount at risk /(a)/                                    951    1,224
      Average attained age of contract holders                     57       56
      Range of guaranteed minimum return rates                  2%-3%    2%-3%

   Annual withdrawals at specified date (GMWB):
      Account value                                       $     1,157  $     -
      Net amount at risk /(b)/                                     30        -
      Weighted average period remaining until guaranteed
        payment                                            19.6 years        -

  /(a)/Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

  /(b)/Net amount at risk represents the guaranteed benefit exposure in excess of the current value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date.

   The following summarizes the reserves for guaranteed benefits on variable contracts, which includes GMWB accounted for under FAS 133 and GMDB accounted for under SOP 03-1 which is reported in reserves for fixed annuity contracts on the consolidated balance sheet:

                                                             2007 2006   2005
                                                             ---- ---- ----
                                                               (In millions)
 Balance at January 1                                        $ 1  $ 1  $ 3/(c)/
 Guaranteed benefits incurred                                 12    3    3
 Guaranteed benefits paid                                     (3)  (3)  (5)
                                                             ---  ---  ---
 Balance at December 31                                      $10  $ 1  $ 1
                                                             ===  ===  ===

  /(c)/Reflects the one-time cumulative effect of accounting change resulting from the adoption of SOP 03-1.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The following assumptions and methodology were used to determine the reserves for guaranteed benefits at December 31, 2007, 2006 and 2005:

   . Data used was 1,000 stochastically generated investment performance scenarios.

   .  Mean investment performance assumption was 10%.

   .  Volatility assumption was 16%.

   .  Mortality was assumed to be 70% of the 1983a actuarial table.

   . Lapse rates vary by contract type and duration and range from 7% to 13% with an average of 10%.

   .  The discount rate was 3% to 7% with an average of 6%.

8. REINSURANCE

   On December 1, 2006, with an effective date of October 1, 2006 ("Agreement 1") and on June 28, 2007, with an effective date of April 1, 2007 ("Agreement 2"), the Company entered into modified coinsurance and coinsurance reinsurance agreements with American Life Insurance Company ("ALICO"), pertaining to certain policies written via its branch in Japan. ALICO is a wholly owned, Delaware domiciled subsidiary of AIG. The Company assumes liability for a quota share portion of contracts issued by ALICO that include a Guaranteed Minimum Income Benefit under Agreement 1 and a Guaranteed Minimum Withdrawal Benefit under Agreement 2. The contracts assumed also include a Guaranteed Minimum Death Benefit provision under both Agreements 1 and 2. The GMIB (prior to its utilization date), GMWB and the GMDB have a 100% quota share and are assumed under coinsurance agreements. The GMIB (after its utilization date) has a 100% quota share and is assumed under the modified coinsurance provisions of Agreement 1. The benefits provided by the reinsured contracts under Agreement 1 are assumed with a 50% quota share percentage under a modified coinsurance agreement. The benefits provided by the reinsured contracts under Agreement 2 are assumed with a varied quota share under a modified coinsurance agreement. Both agreements are unlimited in duration but either party may terminate either agreement as to new business with one hundred eighty day written notice to either party. Pursuant to the coinsurance portions of both Agreements, the Company records reserve liabilities for the amount of the reserves calculated for the GMIB, GMWB and GMDB provisions of the reinsured contracts. As of December 31, 2007, the reserves for the GMIB, GMWB and GMDB were not significant to the Company's consolidated results of operations or financial condition.

   All monetary amounts of the Agreement and settlement transactions are expressed in Japanese Yen. The cumulative foreign currency translation adjustment related to all provisions of the Agreement was not significant to the Company's consolidated results of operations or financial condition.

9. COMMITMENTS AND CONTINGENT LIABILITIES

   At December 31, 2007, the Company had unfunded commitments totaling $796.6 million, of which $646.0 million was committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average five years) to

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitments but may elect to do so. The remaining unfunded commitments include $58.1 million associated with investments in mortgage loans and $92.5 million associated with bridge loans. These have commitment periods of less than five years.

   On November 1, 2002, the Company and various affiliates entered into an inter-affiliate credit facility (the "facility"), under which the Company commits to make loans to AIG. The maximum aggregate amount of the commitment is currently $150.0 million. Such loans may take the form of variable rate loans that pay the higher of the federal funds rate plus 0.5% or the prime rate, or fixed rate loans that pay LIBOR plus a specified margin. AIG has the option at the commitment termination date to convert any outstanding loan balances to one-year term. The commitment termination date is currently September 6, 2008 but may be extended by agreement of the parties. The Company receives annual facility fees of 0.025% on its commitment. No loans were funded during 2007 or 2006.

   In February 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolved outstanding investigations conducted by the SEC, NYAG and DOI in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts. The Company received permanent permission from the SEC in September 2007.

   Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

   Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

   All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2007 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued of $2.2 million represents the Company's best estimate of its liability, this estimate may change in the future.

   The Company has various leases, primarily for office space and equipment. Lease expense and future minimum lease commitments under these operating leases are not significant to the Company's consolidated results of operations or financial condition.

10.SHAREHOLDER'S EQUITY

   The Company is authorized to issue 2,000,000 shares of $1 par value preferred stock. None of the authorized shares of preferred stock have ever been issued.

   Changes in shareholder's equity were as follows:

                                                       Years Ended December 31,
                                                       ----------------------
                                                        2007     2006    2005
                                                       ------   ------  ------
                                                            (In millions)
  ADDITIONAL PAID-IN CAPITAL
  Beginning balances                                   $1,613   $1,613  $1,607
  Capital contributions from Parent                        35        -       6
                                                       ------   ------  ------
     Ending balances                                   $1,648   $1,613  $1,613
                                                       ======   ======  ======
  RETAINED EARNINGS
  Beginning balances                                   $3,336   $3,038  $2,704
  Cumulative effect of accounting change, net of tax
    (See Note 2)                                          (36)       3       -
                                                       ------   ------  ------
  Adjusted beginning balances                           3,300    3,041   2,704
  Net income                                              494      695     734
  Dividends paid to Parent                               (700)    (400)   (400)
                                                       ------   ------  ------
     Ending balances                                   $3,094   $3,336  $3,038
                                                       ======   ======  ======
  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
  Beginning balances                                   $  278   $  340  $  685
  Other comprehensive loss                               (495)     (62)   (345)
                                                       ------   ------  ------
     Ending balances                                   $ (217)  $  278  $  340
                                                       ======   ======  ======

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   Capital contributions in 2007 included $34.2 million of funds deposited by AIG in the securities lending collateral account to offset pretax realized losses incurred by Company from the sale of certain securities lending collateral investments.

   The components of accumulated other comprehensive income at December 31 were as follows:

                                                           2007    2006   2005
                                                         -------  -----  -----
                                                             (In millions)
Fixed maturity and equity securities available for sale:
   Gross unrealized gains                                $   747  $ 714  $ 911
   Gross unrealized losses                                (1,292)  (270)  (257)
Net unrealized gains on other invested assets                199     79     36
Adjustments to DAC and deferred bonus interest                 9    (93)  (158)
Deferred federal and state income taxes                      120   (152)  (192)
                                                         -------  -----  -----
   Accumulated other comprehensive income (loss)         $  (217) $ 278  $ 340
                                                         =======  =====  =====

   Dividends that the Company may pay to the Parent in any year without prior approval of the Texas Department of Insurance are limited by statute. The maximum amount of dividends that can be paid to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the Insurance Commissioner is limited to the greater of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. The maximum amount of dividends that can be paid in 2008 without obtaining the prior approval of the Insurance Commissioner is $553.0 million.

   The Company files financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect deferred policy acquisition costs and certain deferred income taxes, and bonds are carried at amortized cost.

   Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the years ended December 31, 2007, 2006 and 2005 totaled $302.5 million, $616.9 million, and $726.3 million, respectively. The Company's statutory capital and surplus totaled $2.8 billion at December 31, 2007 and $3.1 billion at December 31, 2006.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

11.INCOME TAXES


   The components of the provisions for income taxes on pretax income consist of the following:

                                                  Net Realized
                                                   Investment
                                                     Gains
                                                    (Losses)   Operations Total
                                                  ------------ ---------- -----
                                                          (In millions)
Year ended December 31, 2007:
Currently payable                                    $ (55)       $270    $215
Deferred                                              (107)         99      (8)
                                                     -----        ----    ----
   Total income tax expense (benefit)                $(162)       $369    $207
                                                     =====        ====    ====
Year ended December 31, 2006:
Currently payable                                    $ (30)       $318    $288
Deferred                                               (25)         62      37
                                                     -----        ----    ----
   Total income tax expense (benefit)                $ (55)       $380    $325
                                                     =====        ====    ====
Year ended December 31, 2005:
Currently payable                                    $ (12)       $284    $272
Deferred                                                 -          67      67
                                                     -----        ----    ----
   Total income tax expense (benefit)                $ (12)       $351    $339
                                                     =====        ====    ====

   Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                       Years Ended December 31,
                                                       -----------------------
                                                       2007     2006    2005
                                                       ----     ----    ----
                                                         (In millions)
       Amount computed at statutory rate               $244     $357    $375

       Increases (decreases) resulting from:
          State income taxes, net of federal tax
            benefit                                       5        -       7
          Dividends-received deduction                  (36)     (22)    (25)
          Tax credits                                    (6)      (7)     (7)
          Other, net                                      -       (3)    (11)
                                                        ----     ----    ----
          Total income tax expense                     $207     $325    $339
                                                        ====     ====    ====

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                                      December 31, December 31,
                                                          2007         2006
                                                      ------------ ------------
                                                            (In millions)
 DEFERRED TAX LIABILITIES
    DAC                                                  $ 718         $660
    Investments--basis differential                         86          140
    Net unrealized gains on investments                      -          183
                                                         -----         ----
    Total deferred tax liabilities                         804          983
                                                         -----         ----
 DEFERRED TAX ASSETS
    Reserves for annuity contracts                         (78)         (92)
    Net unrealized losses on investments                  (120)           -
    Other                                                  (18)          (5)
                                                         -----         ----
    Total deferred tax assets                             (216)         (97)
                                                         -----         ----
    Liability for deferred income taxes                  $ 588         $886
                                                         =====         ====

   A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

                                                                  December 31,
                                                                      2007
                                                                  -------------
                                                                  (In millions)
 Gross unrecognized tax benefits at January 1, 2007                   $ 43
    Agreed audit adjustments with taxing authorities included in
      the beginning balance                                              7
    Increases in tax positions for prior years                           4
    Decreases in tax positions for prior years                         (42)
    Increases in tax positions for current year                          -
    Lapse in statute of limitations                                      -
    Settlements                                                          -
                                                                      ----
 Gross unrecognized tax benefits at December 31, 2007                 $ 12
                                                                      ====

   At December 31, 2007, the Company's unrecognized tax benefits, excluding interest and penalties, were $12.0 million. The amount of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $12.0 million.

   Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At January 1, 2007 and December 31, 2007, the Company had accrued $2.1 million and $7.6 million, respectively, for the payment of interest (net of the federal benefit) and penalties. For the year ended December 31, 2007, the Company recognized $5.5 million of interest (net of the federal benefit) and penalties in the consolidated statement of income.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The Company's tax years prior to 2000 are closed for federal tax purposes. The Company continually evaluates adjustments proposed by taxing authorities. At December 31, 2007, such proposed adjustments would not result in a material change to the Company's consolidated financial condition, results of operations or cash flows.

12.RELATED-PARTY TRANSACTIONS

   Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from AIG or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $50.8 million, $55.1 million, and $52.0 million for the years ended December 31, 2007, 2006 and 2005, respectively.

   Pursuant to an intercompany servicing agreement, the Company provides policy administrative services to affiliated entities. Amounts received for such services totaled $10.3 million, $11.4 million, and $9.8 million for the years ended December 31, 2007, 2006 and 2005, respectively.

   During the years ended December 31, 2007, 2006 and 2005, the Company paid $9.8 million, $14.8 million, $14.3 million, respectively, to an affiliate to administer the Company's securities lending program (see Note 2).

   Certain affiliates of the Company serve as the investment sub-advisor for certain of the mutual funds offered through the Company's separate accounts. Sub-advisory fees paid by the Company to the affiliates for the years ended December 31, 2007, 2006 and 2005 totaled $10.0 million, $8.1 million, and $7.8 million, respectively.

   On December 7, 2005, the Company acquired 5.75% Senior Notes due
   December 14, 2015, issued by Transatlantic Holdings, Inc., an affiliate of the Company at a cost of $132.4 million. The Company recognized interest income on the Notes of $7.6 million, $7.6 million and $0.4 million during 2007, 2006, and 2005, respectively. Other affiliates of the Company are also holders of the same class of securities.

   On January 14, 2004, the Company purchased 19.9% of the non-voting preferred equity issued by Castle 2 Trust for $60.0 million. The Company's investment in Castle 2 Trust preferred equity is reported within other invested assets on the consolidated balance sheet. The remaining non-voting preferred equity and 100% of the voting equity of Castle 2 Trust, are held by affiliates of the Company, including the Parent. The purchase of the non-voting equity interest of Castle 2 Trust was funded by a capital contribution received from the Parent of $60.0 million on January 14, 2004. On January 14, 2004, the Company purchased $65.0 million of fixed-rate asset backed notes issued by Castle 2 Trust. The notes mature on November 15, 2026 and are included in bonds on the consolidated balance sheet. Affiliates of the Company own the majority of the notes payable of Castle 2 Trust. Castle 2 Trust is a Delaware statutory trust established on November 21, 2003.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The business of Castle 2 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

   On September 23, 2003, the Company purchased 25.0% of the non-voting preferred equity issued by Castle 1 Trust for $67.0 million. The Company's investment in Castle 1 Trust preferred equity is reported within other invested assets on the consolidated balance sheet. The remaining non-voting preferred equity and 100% of the voting equity of Castle 1 Trust are held by affiliates of the Company, including the Parent. On September 23, 2003, the Company purchased $170.8 million of fixed-rate asset backed notes and subordinated deferred interest notes issued by Castle 1 Trust. The notes mature on May 15, 2027 and are included in bonds on the consolidated balance sheet. Affiliates of the Company own the majority of the notes payable of Castle 1 Trust. Castle 1 Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle 1 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

   On September 25, 2001, the Company invested $41.0 million in an adjustable rate Senior Promissory Note issued by American General Corporation ("AGC"), which matured on September 15, 2006. The Company recognized interest income on the note of $1.6 million and $1.6 million during 2006 and 2005, respectively. Upon maturity, the Company reinvested the $41.0 million in a 5.57% fixed rate Senior Promissory Note due September 15, 2011, issued by AGC. The Company recognized interest income of $2.3 million and $0.7 million on the note during 2007 and 2006, respectively.

   American Home Assurance Company ("American Home"), a subsidiary of AIG, has terminated the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to prospectively issued contracts issued by the Company. The Guarantee terminated on December 29, 2006 ("Point of Termination"). Pursuant to its terms, the Guarantee does not apply to any contract or certificate issued after the Point of Termination. The Guarantee will continue to cover contracts and certificates with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts and certificates are satisfied in full.

13.EMPLOYEE BENEFIT PLANS

   Substantially all employees of the Company are covered by various benefit plans of AIG. These plans include a non-contributory qualified defined benefit retirement plan, various stock option and stock purchase plans and a voluntary qualified defined contribution savings plan. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating subsidiaries.

   The Company maintains a retirement plan for the benefit of its sales agents and managers. Investments in the plan consist of a deposit administration group annuity contract issued by the Company. The liabilities and expenses associated with this plan were not material to the Company's consolidated financial position or results of operations for the three years ended December 31, 2007.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                                 Annual Report
                               December 31, 2007

                                   Contents

Report of Independent Registered Public Accounting Firm....................  1
Statement of Assets and Liabilities and of Operations......................  2
Schedule of Portfolio Investments.......................................... 12
Statements of Changes in Net Assets........................................ 14
Notes to Financial Statements.............................................. 42

[LOGO] PricewaterhouseCoopers LLP

                                            PricewaterhouseCoopers LLP
                                            1201 Louisiana
                                            Suite 2900
                                            Houston TX 77002-5678
                                            Telephone (713) 356 4000
                                            Facsimile (713) 356 4717

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of the Variable Annuity Life Insurance Company and Contract Owners of the Variable Annuity Life Insurance Company Separate Account A

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Divisions of The Variable Annuity Life Insurance Company Separate Account A (the "Separate Account") listed in Note 1 at December 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the investment companies, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

April 4, 2008

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statement of Assets and Liabilities
                            Statement of Operations

                                                 VALIC
                                               Company I                          VALIC
                                                Capital      VALIC Company I    Company I     VALIC Company I        VALIC
                                              Conservation       Capital      Money Market I  Money Market I       Company I
                                                  Fund      Conservation Fund      Fund            Fund          Mid Cap Index
                                               Division 1      Division 7       Division 2      Division 6      Fund Division 4
                                              ------------  ----------------- -------------- ----------------  ----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds,
     at Fair Value........................... $  2,850,181   $   173,478,805   $  1,316,842  $    443,129,992  $  2,889,173,990
   Balance Due From (To) VALIC General
     Account, Net............................          532            13,020           (419)         (125,167)       (1,546,465)
   Receivable (Payable) For Mutual Fund
     Sales (Purchases), Net..................       (1,042)        1,619,716            109         9,802,849        20,641,338
                                              ------------   ---------------   ------------  ----------------  ----------------
Net Assets & Liabilities..................... $  2,849,671   $   175,111,541   $  1,316,532  $    452,807,674  $  2,908,268,863
                                              ============   ===============   ============  ================  ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable Contract
     Loans - Partial Withdrawals with Right
     of Reinvestment)........................ $  2,849,671   $   174,963,590   $  1,316,532  $    452,784,236  $  2,906,890,221
                                              ------------   ---------------   ------------  ----------------  ----------------
   Reserves For Annuity Contracts On Benefit.           --           147,951             --            23,438         1,378,642
                                              ------------   ---------------   ------------  ----------------  ----------------
Total Contract Owner Reserves................    2,849,671       175,111,541      1,316,532       452,807,674     2,908,268,863
                                              ============   ===============   ============  ================  ================
   Capital Surplus...........................           --                --             --                --                --
Total Contract Owner Reserves and Capital
  Surplus.................................... $  2,849,671   $   175,111,541   $  1,316,532  $    452,807,674  $  2,908,268,863
Net Assets Attributable To:
   Accumulation Units Outstanding............ $  2,849,671   $   174,963,590   $  1,316,532  $    452,784,236  $  2,906,890,221
   Contracts in Payout (Annuitization)
     Period..................................           --           147,951             --            23,438         1,378,642
   Funds Retained in Separate Account A by
     VALIC...................................           --                --             --                --                --
                                              ------------   ---------------   ------------  ----------------  ----------------
Total Net Assets............................. $  2,849,671   $   175,111,541   $  1,316,532  $    452,807,674  $  2,908,268,863
                                              ============   ===============   ============  ================  ================
Total Units Outstanding......................  549,321.461    59,708,506.500    438,878.756   211,604,906.486   266,355,983.290
                                              ============   ===============   ============  ================  ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds............... $    162,383   $     9,969,688   $     69,487  $     19,426,840  $     34,200,713
Expenses:
   Mortality And Expense Risk Charge.........       31,037         1,771,780         15,169         4,050,973        27,548,242
   Reimbursements Of Expenses................           --                --             --                --                --
                                              ------------   ---------------   ------------  ----------------  ----------------
Net Investment Income (Loss)................. $    131,346   $     8,197,908   $     54,318  $     15,375,867  $      6,652,471
                                              ------------   ---------------   ------------  ----------------  ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of
     Fund Shares............................. $     35,511   $     2,479,415   $         --  $             --  $     72,578,244
   Realized Gain Distributions From Mutual
     Funds...................................           --                --             --                --       191,221,399
                                              ------------   ---------------   ------------  ----------------  ----------------
Net Realized Gains (Losses)..................       35,511         2,479,415             --                --       263,799,643
                                              ------------   ---------------   ------------  ----------------  ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period...........      (88,967)       (5,625,826)            --                --      (105,598,116)
                                              ------------   ---------------   ------------  ----------------  ----------------
Increase (Decrease) In Net Assets From
  Operations................................. $     77,890   $     5,051,497   $     54,318  $     15,375,867  $    164,853,998
                                              ============   ===============   ============  ================  ================

                                                                    VALIC
                                                   VALIC          Company I
                                              Company I Asset    Government
                                              Allocation Fund  Securities Fund
                                                Division 5       Division 8
                                              ---------------  ---------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds,
     at Fair Value........................... $   167,932,746  $   101,521,931
   Balance Due From (To) VALIC General
     Account, Net............................         (17,085)         101,004
   Receivable (Payable) For Mutual Fund
     Sales (Purchases), Net..................         185,299          984,139
                                              ---------------  ---------------
Net Assets & Liabilities..................... $   168,100,960  $   102,607,074
                                              ===============  ===============
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable Contract
     Loans - Partial Withdrawals with Right
     of Reinvestment)........................ $   167,897,404  $   102,351,503
                                              ---------------  ---------------
   Reserves For Annuity Contracts On Benefit.         203,556          255,571
                                              ---------------  ---------------
Total Contract Owner Reserves................     168,100,960      102,607,074
                                              ===============  ===============
   Capital Surplus...........................              --               --
Total Contract Owner Reserves and Capital
  Surplus.................................... $   168,100,960  $   102,607,074
Net Assets Attributable To:
   Accumulation Units Outstanding............ $   167,897,404  $   102,351,503
   Contracts in Payout (Annuitization)
     Period..................................         203,556          255,571
   Funds Retained in Separate Account A by
     VALIC...................................              --               --
                                              ---------------  ---------------
Total Net Assets............................. $   168,100,960  $   102,607,074
                                              ===============  ===============
Total Units Outstanding......................  32,060,610.295   33,697,819.819
                                              ===============  ===============

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds............... $     4,850,173  $     4,352,858
Expenses:
   Mortality And Expense Risk Charge.........       1,702,356          947,319
   Reimbursements Of Expenses................              --               --
                                              ---------------  ---------------
Net Investment Income (Loss)................. $     3,147,817  $     3,405,539
                                              ---------------  ---------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of
     Fund Shares............................. $      (892,830) $    (1,174,729)
   Realized Gain Distributions From Mutual
     Funds...................................       9,626,577               --
                                              ---------------  ---------------
Net Realized Gains (Losses)..................       8,733,747       (1,174,729)
                                              ---------------  ---------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period...........      (3,022,731)       3,941,845
                                              ---------------  ---------------
Increase (Decrease) In Net Assets From
  Operations................................. $     8,858,833  $     6,172,655
                                              ===============  ===============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statement of Assets and Liabilities
                      Statement of Operations (Continued)

                                                                      VALIC
                                                    VALIC Company   Company I                       VALIC Company
                                                    I Stock Index  Stock Index   VALIC Company I    I Stock Index
                                                        Fund           Fund      Stock Index Fund       Fund
                                                    Division 10A   Division 10B    Division 10C     Division 10D
                                                   --------------  ------------  ----------------  --------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair
     Value........................................ $  209,081,837  $ 18,669,916  $  4,558,254,833  $   24,323,064
   Balance Due From (To) VALIC General Account,
     Net..........................................         11,058         4,031        (3,092,228)         (3,179)
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net.............................         (3,164)        6,936        39,625,389           1,240
                                                   --------------  ------------  ----------------  --------------
Net Assets & Liabilities.......................... $  209,089,731  $ 18,680,883  $  4,594,787,994  $   24,321,125
                                                   ==============  ============  ================  ==============
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
     of Applicable Contract Loans - Partial
     Withdrawals with Right of Reinvestment)...... $  204,435,926  $ 18,297,559  $  4,590,757,426  $   24,198,405
   Reserves For Annuity Contracts On Benefit......      4,653,805       383,324         4,030,568         122,720
                                                   --------------  ------------  ----------------  --------------
Total Contract Owner Reserves.....................    209,089,731    18,680,883     4,594,787,994      24,321,125
   Capital Surplus................................             --            --                --              --
                                                   --------------  ------------  ----------------  --------------
Total Contract Owner Reserves and Capital Surplus. $  209,089,731  $ 18,680,883  $  4,594,787,994  $   24,321,125
                                                   ==============  ============  ================  ==============
Net Assets Attributable To:
   Accumulation Units Outstanding................. $  204,435,926  $ 18,297,559  $  4,590,757,426  $   24,198,405
   Contracts in Payout (Annuitization) Period.....      4,653,805       383,324         4,030,568         122,720
   Funds Retained in Separate Account A by VALIC..             --            --                --              --
                                                   --------------  ------------  ----------------  --------------
Total Net Assets.................................. $  209,089,731  $ 18,680,883  $  4,594,787,994  $   24,321,125
                                                   ==============  ============  ================  ==============
Total Units Outstanding...........................  7,438,227.620   393,539.306   780,651,608.237   2,340,545.460
                                                   ==============  ============  ================  ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds.................... $    3,324,986  $    296,414  $     72,749,937  $      388,536
Expenses:
   Mortality And Expense Risk Charge..............      2,276,096        82,819        45,284,552         265,826
   Reimbursements Of Expenses.....................             --            --                --              --
                                                   --------------  ------------  ----------------  --------------
Net Investment Income (Loss)...................... $    1,048,890  $    213,595  $     27,465,385  $      122,710
                                                   --------------  ------------  ----------------  --------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares....................................... $   12,913,533  $    789,997  $    237,672,508  $    1,323,364
   Realized Gain Distributions From Mutual Funds..     10,320,891       920,081       225,818,736       1,206,032
                                                   --------------  ------------  ----------------  --------------
Net Realized Gains (Losses).......................     23,234,424     1,710,078       463,491,244       2,529,396
                                                   --------------  ------------  ----------------  --------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period................    (14,664,232)     (997,394)     (300,919,802)     (1,553,823)
                                                   --------------  ------------  ----------------  --------------
Increase (Decrease) In Net Assets From Operations  $    9,619,082  $    926,279  $    190,036,827  $    1,098,283
                                                   ==============  ============  ================  ==============

                                                    VALIC Company I  VALIC Company I  VALIC Company I
                                                     International    Global Social   Int'l Government
                                                     Equities Fund   Awareness Fund      Bond Fund
                                                      Division 11      Division 12      Division 13
                                                   ----------------  ---------------  ----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair
     Value........................................ $  1,061,635,731  $   442,767,351  $   141,091,617
   Balance Due From (To) VALIC General Account,
     Net..........................................          500,312         (116,470)        (119,827)
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net.............................        4,949,498        2,627,606          906,719
                                                   ----------------  ---------------  ---------------
Net Assets & Liabilities.......................... $  1,067,085,541  $   445,278,487  $   141,878,509
                                                   ================  ===============  ===============
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
     of Applicable Contract Loans - Partial
     Withdrawals with Right of Reinvestment)...... $  1,066,865,245  $   445,074,367  $   141,797,035
   Reserves For Annuity Contracts On Benefit......          220,296          204,120           81,474
                                                   ----------------  ---------------  ---------------
Total Contract Owner Reserves.....................    1,067,085,541      445,278,487      141,878,509
   Capital Surplus................................               --               --               --
                                                   ----------------  ---------------  ---------------
Total Contract Owner Reserves and Capital Surplus. $  1,067,085,541  $   445,278,487  $   141,878,509
                                                   ================  ===============  ===============
Net Assets Attributable To:
   Accumulation Units Outstanding................. $  1,066,865,245  $   445,074,367  $   141,797,035
   Contracts in Payout (Annuitization) Period.....          220,296          204,120           81,474
   Funds Retained in Separate Account A by VALIC..               --               --               --
                                                   ----------------  ---------------  ---------------
Total Net Assets.................................. $  1,067,085,541  $   445,278,487  $   141,878,509
                                                   ================  ===============  ===============
Total Units Outstanding...........................  492,597,775.250   99,868,746.794   56,482,461.596
                                                   ================  ===============  ===============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds.................... $     24,851,089  $     5,495,146  $     6,982,316
Expenses:
   Mortality And Expense Risk Charge..............        9,900,039        4,324,422        1,315,443
   Reimbursements Of Expenses.....................               --               --               --
                                                   ----------------  ---------------  ---------------
Net Investment Income (Loss)...................... $     14,951,050  $     1,170,724  $     5,666,873
                                                   ----------------  ---------------  ---------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares....................................... $     56,810,244  $    10,866,583  $      (860,181)
   Realized Gain Distributions From Mutual Funds..       20,793,097       46,793,105          948,633
                                                   ----------------  ---------------  ---------------
Net Realized Gains (Losses).......................       77,603,341       57,659,688           88,452
                                                   ----------------  ---------------  ---------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period................      (21,175,286)     (44,448,807)       2,040,444
                                                   ----------------  ---------------  ---------------
Increase (Decrease) In Net Assets From Operations  $     71,379,105  $    14,381,605  $     7,795,769
                                                   ================  ===============  ===============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statement of Assets and Liabilities
                      Statement of Operations (Continued)

                                                                                      VALIC Company I   VALIC Company I
                                                  VALIC Company I   VALIC Company I   Growth & Income      Science &
                                                  Small Cap Index   Core Equity Fund       Fund         Technology Fund
                                                  Fund Division 14    Division 15       Division 16       Division 17
                                                  ----------------  ----------------  ---------------  ----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
   Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at
     Fair Value.................................. $  1,146,052,199  $    389,413,242  $   131,332,415  $    968,390,639
   Balance Due From (To) VALIC General Account,
     Net.........................................         (276,768)         (342,034)         (36,740)         (989,640)
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net............................        8,218,502         5,583,169          553,394         9,341,803
                                                  ----------------  ----------------  ---------------  ----------------
Net Assets & Liabilities......................... $  1,153,993,933  $    394,654,377  $   131,849,069  $    976,742,802
                                                  ================  ================  ===============  ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts
     (Net of Applicable Contract Loans -
     Partial Withdrawals with Right of
     Reinvestment)............................... $  1,153,509,708  $    394,296,405  $   131,732,368  $    976,099,019
   Reserves For Annuity Contracts On Benefit.....          484,225           357,972          116,701           643,783
                                                  ----------------  ----------------  ---------------  ----------------
Total Contract Owner Reserves....................    1,153,993,933       394,654,377      131,849,069       976,742,802
   Capital Surplus...............................               --                --               --                --
                                                  ----------------  ----------------  ---------------  ----------------
Total Contract Owner Reserves and Capital
  Surplus........................................ $  1,153,993,933  $    394,654,377  $   131,849,069  $    976,742,802
                                                  ================  ================  ===============  ================
Net Assets Attributable To:
   Accumulation Units Outstanding................ $  1,153,509,708  $    394,296,405  $   131,732,368  $    976,099,019
   Contracts in Payout (Annuitization) Period....          484,225           357,972          116,701           643,783
   Funds Retained in Separate Account A by VALIC.               --                --               --                --
                                                  ----------------  ----------------  ---------------  ----------------
Total Net Assets................................. $  1,153,993,933  $    394,654,377  $   131,849,069  $    976,742,802
                                                  ================  ================  ===============  ================
Total Units Outstanding..........................  302,677,984.442   162,587,926.478   49,657,548.943   360,977,819.986
                                                  ================  ================  ===============  ================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds................... $     12,875,953  $      3,867,556  $     1,640,608  $             --
Expenses:
   Mortality And Expense Risk Charge.............       11,322,919         4,191,333        1,337,417         9,345,030
   Reimbursements Of Expenses....................               --                --               --                --
                                                  ----------------  ----------------  ---------------  ----------------
Net Investment Income (Loss)..................... $      1,553,034  $       (323,777) $       303,191  $     (9,345,030)
                                                  ----------------  ----------------  ---------------  ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares...................................... $     43,302,265  $      2,496,412  $     3,596,732  $   (106,048,731)
   Realized Gain Distributions From Mutual Funds.       88,985,403                --        5,857,378                --
                                                  ----------------  ----------------  ---------------  ----------------
Net Realized Gains (Losses)......................      132,287,668         2,496,412        9,454,110      (106,048,731)
                                                  ----------------  ----------------  ---------------  ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period...............     (168,144,639)        7,695,615       (1,686,020)      262,347,471
                                                  ----------------  ----------------  ---------------  ----------------
Increase (Decrease) In Net Assets From
  Operations..................................... $    (34,303,937) $      9,868,250  $     8,071,281  $    146,953,710
                                                  ================  ================  ===============  ================

                                                                     VALIC Company I
                                                   VALIC Company I    International    VALIC Company I
                                                   Small Cap Fund     Growth I Fund    Core Value Fund
                                                     Division 18       Division 20       Division 21
                                                  ----------------  ----------------  ----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
   Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at
     Fair Value.................................. $    428,636,028  $    698,587,221  $    202,154,008
   Balance Due From (To) VALIC General Account,
     Net.........................................         (151,066)            9,057          (276,155)
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net............................        1,968,514         3,420,816         4,797,676
                                                  ----------------  ----------------  ----------------
Net Assets & Liabilities......................... $    430,453,476  $    702,017,094  $    206,675,529
                                                  ================  ================  ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts
     (Net of Applicable Contract Loans -
     Partial Withdrawals with Right of
     Reinvestment)............................... $    430,085,410  $    701,448,614  $    206,508,076
   Reserves For Annuity Contracts On Benefit.....          368,066           568,480           167,453
                                                  ----------------  ----------------  ----------------
Total Contract Owner Reserves....................      430,453,476       702,017,094       206,675,529
   Capital Surplus...............................               --                --                --
                                                  ----------------  ----------------  ----------------
Total Contract Owner Reserves and Capital
  Surplus........................................ $    430,453,476  $    702,017,094  $    206,675,529
                                                  ================  ================  ================
Net Assets Attributable To:
   Accumulation Units Outstanding................ $    430,085,410  $    701,448,614  $    206,508,076
   Contracts in Payout (Annuitization) Period....          368,066           568,480           167,453
   Funds Retained in Separate Account A by VALIC.               --                --                --
                                                  ----------------  ----------------  ----------------
Total Net Assets................................. $    430,453,476  $    702,017,094  $    206,675,529
                                                  ================  ================  ================
Total Units Outstanding..........................  160,027,114.293   263,158,750.411   109,147,933.077
                                                  ================  ================  ================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds................... $        162,397  $      6,105,909  $      3,799,274
Expenses:
   Mortality And Expense Risk Charge.............        5,009,500         6,313,319         2,202,540
   Reimbursements Of Expenses....................               --                --                --
                                                  ----------------  ----------------  ----------------
Net Investment Income (Loss)..................... $     (4,847,103) $       (207,410) $      1,596,734
                                                  ----------------  ----------------  ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares...................................... $     32,076,570  $     35,592,813  $     15,481,504
   Realized Gain Distributions From Mutual Funds.       52,950,663                --         7,126,022
                                                  ----------------  ----------------  ----------------
Net Realized Gains (Losses)......................       85,027,233        35,592,813        22,607,526
                                                  ----------------  ----------------  ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period...............     (111,503,544)       46,263,422       (25,957,803)
                                                  ----------------  ----------------  ----------------
Increase (Decrease) In Net Assets From
  Operations..................................... $    (31,323,414) $     81,648,825  $     (1,753,543)
                                                  ================  ================  ================

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statement of Assets and Liabilities
                      Statement of Operations (Continued)

                                                     Vanguard LT     Vanguard Long-
                                                   Investment Grade  Term Treasury    Vanguard Windsor      Vanguard
                                                         Fund             Fund            II Fund        Wellington Fund
                                                     Division 22      Division 23       Division 24        Division 25
                                                   ---------------- ----------------  ----------------  ----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair
     Value........................................ $   185,260,753  $    288,607,922  $  1,761,794,578  $  1,651,771,781
   Balance Due From (To) VALIC General Account,
     Net..........................................        (262,039)         (142,571)       (1,685,192)       (2,869,092)
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net.............................       3,814,819         4,546,659        32,851,261        49,496,273
                                                   ---------------  ----------------  ----------------  ----------------
Net Assets & Liabilities.......................... $   188,813,533  $    293,012,010  $  1,792,960,647  $  1,698,398,962
                                                   ===============  ================  ================  ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
     of Applicable Contract Loans - Partial
     Withdrawals with Right of Reinvestment)...... $   188,764,244  $    292,953,490  $  1,792,335,429  $  1,697,109,596
   Reserves For Annuity Contracts On Benefit......          49,289            58,520           625,218         1,289,366
                                                   ---------------  ----------------  ----------------  ----------------
Total Contract Owner Reserves.....................     188,813,533       293,012,010     1,792,960,647     1,698,398,962
   Capital Surplus................................              --                --                --                --
                                                   ---------------  ----------------  ----------------  ----------------
Total Contract Owner Reserves and Capital Surplus. $   188,813,533  $    293,012,010  $  1,792,960,647  $  1,698,398,962
                                                   ===============  ================  ================  ================
Net Assets Attributable To:
   Accumulation Units Outstanding................. $   188,764,244  $    292,953,490  $  1,792,335,429  $  1,697,109,596
   Contracts in Payout (Annuitization) Period.....          49,289            58,520           625,218         1,289,366
   Funds Retained in Separate Account A by VALIC..              --                --                --                --
                                                   ---------------  ----------------  ----------------  ----------------
Total Net Assets.................................. $   188,813,533  $    293,012,010  $  1,792,960,647  $  1,698,398,962
                                                   ===============  ================  ================  ================
Total Units Outstanding...........................  95,031,106.434   138,736,946.772   669,939,470.863   633,980,387.588
                                                   ===============  ================  ================  ================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds.................... $    12,024,772  $     13,544,990  $     41,920,168  $     52,717,704
Expenses:
   Mortality And Expense Risk Charge..............       2,513,494         3,368,623        23,049,452        19,790,236
   Reimbursements Of Expenses.....................        (520,124)         (700,803)               --                --
                                                   ---------------  ----------------  ----------------  ----------------
Net Investment Income (Loss)...................... $    10,031,402  $     10,877,170  $     18,870,716  $     32,927,468
                                                   ---------------  ----------------  ----------------  ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares....................................... $    (1,283,374) $     (2,236,829) $     76,244,753  $     37,422,182
   Realized Gain Distributions From Mutual Funds..              --         2,154,948       176,518,544        70,438,915
                                                   ---------------  ----------------  ----------------  ----------------
Net Realized Gains (Losses).......................      (1,283,374)          (81,881)      252,763,297       107,861,097
                                                   ---------------  ----------------  ----------------  ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period................      (3,817,641)       11,249,477      (249,997,423)      (30,482,077)
                                                   ---------------  ----------------  ----------------  ----------------
Increase (Decrease) In Net Assets From Operations. $     4,930,387  $     22,044,766  $     21,636,590  $    110,306,488
                                                   ===============  ================  ================  ================

                                                    VALIC Company II    VALIC Company   VALIC Company II
                                                   International Small  II Small Cap    Small Cap Value
                                                     Cap Equity Fund     Growth Fund          Fund
                                                       Division 33       Division 35      Division 36
                                                   ------------------- ---------------  ----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair
     Value........................................  $    752,862,723   $    52,812,360  $    244,243,514
   Balance Due From (To) VALIC General Account,
     Net..........................................           (41,775)          (52,577)         (255,844)
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net.............................         4,728,993           607,026         1,791,626
                                                    ----------------   ---------------  ----------------
Net Assets & Liabilities..........................  $    757,549,941   $    53,366,809  $    245,779,296
                                                    ================   ===============  ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
     of Applicable Contract Loans - Partial
     Withdrawals with Right of Reinvestment)......  $    757,445,472   $    53,356,939  $    245,701,068
   Reserves For Annuity Contracts On Benefit......           104,469             9,870            78,228
                                                    ----------------   ---------------  ----------------
Total Contract Owner Reserves.....................       757,549,941        53,366,809       245,779,296
   Capital Surplus................................                --                --                --
                                                    ----------------   ---------------  ----------------
Total Contract Owner Reserves and Capital Surplus.  $    757,549,941   $    53,366,809  $    245,779,296
                                                    ================   ===============  ================
Net Assets Attributable To:
   Accumulation Units Outstanding.................  $    757,445,472   $    53,356,939  $    245,701,068
   Contracts in Payout (Annuitization) Period.....           104,469             9,870            78,228
   Funds Retained in Separate Account A by VALIC..                --                --                --
                                                    ----------------   ---------------  ----------------
Total Net Assets..................................  $    757,549,941   $    53,366,809  $    245,779,296
                                                    ================   ===============  ================
Total Units Outstanding...........................   346,999,761.759    31,677,747.586   106,944,347.198
                                                    ================   ===============  ================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds....................  $      4,172,474   $            --  $      1,520,075
Expenses:
   Mortality And Expense Risk Charge..............         6,788,973           503,304         2,208,710
   Reimbursements Of Expenses.....................        (1,752,241)         (131,449)         (585,081)
                                                    ----------------   ---------------  ----------------
Net Investment Income (Loss)......................  $       (864,258)  $      (371,855) $       (103,554)
                                                    ----------------   ---------------  ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares.......................................  $     23,616,733   $     3,242,998  $      4,610,851
   Realized Gain Distributions From Mutual Funds..        64,146,783         3,145,266        11,979,881
                                                    ----------------   ---------------  ----------------
Net Realized Gains (Losses).......................        87,763,516         6,388,264        16,590,732
                                                    ----------------   ---------------  ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period................       (63,476,597)       (4,611,497)      (39,929,025)
                                                    ----------------   ---------------  ----------------
Increase (Decrease) In Net Assets From Operations.  $     23,422,661   $     1,404,912  $    (23,441,847)
                                                    ================   ===============  ================

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statement of Assets and Liabilities
                      Statement of Operations (Continued)

                                                     VALIC Company   VALIC Company II    VALIC Company   VALIC Company II
                                                   II Mid Cap Growth  Mid Cap Value       II Capital     Large Cap Value
                                                         Fund              Fund        Appreciation Fund       Fund
                                                      Division 37      Division 38        Division 39      Division 40
                                                   ----------------- ----------------  ----------------- ----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair
     Value........................................  $    91,725,986  $    470,359,337   $    33,205,709  $    391,777,532
   Balance Due From (To) VALIC General Account,
     Net..........................................          (89,235)       (1,310,160)          355,470            75,433
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net.............................        1,469,845         4,451,287          (210,685)        1,834,563
                                                    ---------------  ----------------   ---------------  ----------------
Net Assets & Liabilities..........................  $    93,106,596  $    473,500,464   $    33,350,494  $    393,687,528
                                                    ===============  ================   ===============  ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
     of Applicable Contract Loans - Partial
     Withdrawals with Right of Reinvestment)......  $    93,099,177  $    473,296,628   $    33,350,494  $    393,672,990
   Reserves For Annuity Contracts On Benefit......            7,419           203,836                --            14,538
                                                    ---------------  ----------------   ---------------  ----------------
Total Contract Owner Reserves.....................       93,106,596       473,500,464        33,350,494       393,687,528
   Capital Surplus................................               --                --                --                --
                                                    ---------------  ----------------   ---------------  ----------------
Total Contract Owner Reserves and Capital Surplus.  $    93,106,596  $    473,500,464   $    33,350,494  $    393,687,528
                                                    ===============  ================   ===============  ================
Net Assets Attributable To:
   Accumulation Units Outstanding.................  $    93,099,177  $    473,296,628   $    33,350,494  $    393,672,990
   Contracts in Payout (Annuitization) Period.....            7,419           203,836                --            14,538
                                                    ---------------  ----------------   ---------------  ----------------
   Funds Retained in Separate Account A by VALIC..               --                --                --                --
Total Net Assets..................................  $    93,106,596  $    473,500,464   $    33,350,494  $    393,687,528
                                                    ===============  ================   ===============  ================
Total Units Outstanding...........................   62,487,349.729   137,959,217.519    27,871,643.382   181,762,691.371
                                                    ===============  ================   ===============  ================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds....................  $            --  $      2,278,487   $        89,588  $      3,628,220
Expenses:
   Mortality And Expense Risk Charge..............          770,611         4,721,475           155,095         3,504,211
   Reimbursements Of Expenses.....................         (200,693)       (1,234,325)          (41,074)         (916,260)
                                                    ---------------  ----------------   ---------------  ----------------
Net Investment Income (Loss)......................  $      (569,918) $     (1,208,663)  $       (24,433) $      1,040,269
                                                    ---------------  ----------------   ---------------  ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares.......................................  $     6,751,143  $     22,334,190   $       980,192  $     10,475,215
   Realized Gain Distributions From Mutual Funds..        9,204,721        41,253,843                --        19,682,832
                                                    ---------------  ----------------   ---------------  ----------------
Net Realized Gains (Losses).......................       15,955,864        63,588,033           980,192        30,158,047
                                                    ---------------  ----------------   ---------------  ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period................       (7,275,166)      (57,433,064)        1,666,868       (24,277,234)
                                                    ---------------  ----------------   ---------------  ----------------
Increase (Decrease) In Net Assets From Operations.  $     8,110,780  $      4,946,306   $     2,622,627  $      6,921,082
                                                    ===============  ================   ===============  ================

                                                     VALIC Company II   VALIC Company II    VALIC Company I
                                                   Socially Responsible Money Market II   Nasdaq-100 (R) Index
                                                           Fund               Fund                Fund
                                                       Division 41        Division 44         Division 46
                                                   -------------------- ----------------  --------------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair
     Value........................................   $  1,026,361,088   $    338,360,966    $     97,987,717
   Balance Due From (To) VALIC General Account,
     Net..........................................          1,714,489         (1,940,585)            131,292
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net.............................          3,300,812          3,450,884             863,387
                                                     ----------------   ----------------    ----------------
Net Assets & Liabilities..........................   $  1,031,376,389   $    339,871,265    $     98,982,396
                                                     ================   ================    ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
     of Applicable Contract Loans - Partial
     Withdrawals with Right of Reinvestment)......   $  1,031,376,389   $    339,817,105    $     98,980,642
   Reserves For Annuity Contracts On Benefit......                 --             54,160               1,754
                                                     ----------------   ----------------    ----------------
Total Contract Owner Reserves.....................      1,031,376,389        339,871,265          98,982,396
   Capital Surplus................................                 --                 --                  --
                                                     ----------------   ----------------    ----------------
Total Contract Owner Reserves and Capital Surplus.   $  1,031,376,389   $    339,871,265    $     98,982,396
                                                     ================   ================    ================
Net Assets Attributable To:
   Accumulation Units Outstanding.................   $  1,031,376,389   $    339,817,105    $     98,980,642
   Contracts in Payout (Annuitization) Period.....                 --             54,160               1,754
                                                     ----------------   ----------------    ----------------
   Funds Retained in Separate Account A by VALIC..                 --                 --                  --
Total Net Assets..................................   $  1,031,376,389   $    339,871,265    $     98,982,396
                                                     ================   ================    ================
Total Units Outstanding...........................    673,004,318.059    268,778,674.377     168,286,467.672
                                                     ================   ================    ================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds....................   $      9,109,734   $     12,866,699    $         70,111
Expenses:
   Mortality And Expense Risk Charge..............          7,979,517          2,778,975             815,149
   Reimbursements Of Expenses.....................         (2,048,440)          (716,890)                 --
                                                     ----------------   ----------------    ----------------
Net Investment Income (Loss)......................   $      3,178,657   $     10,804,614    $       (745,038)
                                                     ----------------   ----------------    ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares.......................................   $      8,260,792   $             (1)   $      5,988,866
   Realized Gain Distributions From Mutual Funds..         53,343,351                 --                  --
                                                     ----------------   ----------------    ----------------
Net Realized Gains (Losses).......................         61,604,143                 (1)          5,988,866
                                                     ----------------   ----------------    ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period................        (53,715,744)                 1           7,389,536
                                                     ----------------   ----------------    ----------------
Increase (Decrease) In Net Assets From Operations.   $     11,067,056   $     10,804,614    $     12,633,364
                                                     ================   ================    ================

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statement of Assets and Liabilities
                      Statement of Operations (Continued)

                                                    VALIC Company    VALIC Company    VALIC Company
                                                    II Aggressive     II Moderate    II Conservative      Vanguard
                                                   Growth Lifestyle Growth Lifestyle Growth Lifestyle   LifeStrategy
                                                         Fund             Fund             Fund         Growth Fund
                                                     Division 48      Division 49      Division 50      Division 52
                                                   ---------------- ---------------- ---------------- ---------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair
     Value........................................ $    90,630,651  $   135,383,012  $    55,014,067  $   134,535,417
   Balance Due From (To) VALIC General Account,
     Net..........................................         (47,366)        (233,743)          39,673           73,490
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net.............................       1,353,875        1,875,023          246,531        3,792,765
                                                   ---------------  ---------------  ---------------  ---------------
Net Assets & Liabilities.......................... $    91,937,160  $   137,024,292  $    55,300,271  $   138,401,672
                                                   ===============  ===============  ===============  ===============
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
     of Applicable Contract Loans - Partial
     Withdrawals with Right of Reinvestment)...... $    91,937,160  $   137,017,424  $    55,300,271  $   138,372,981
   Reserves For Annuity Contracts On Benefit......              --            6,868               --           28,691
                                                   ---------------  ---------------  ---------------  ---------------
Total Contract Owner Reserves.....................      91,937,160      137,024,292       55,300,271      138,401,672
   Capital Surplus................................              --               --               --               --
                                                   ---------------  ---------------  ---------------  ---------------
Total Contract Owner Reserves and Capital Surplus. $    91,937,160  $   137,024,292  $    55,300,271  $   138,401,672
                                                   ===============  ===============  ===============  ===============
Net Assets Attributable To:
   Accumulation Units Outstanding................. $    91,937,160  $   137,017,424  $    55,300,271  $   138,372,981
   Contracts in Payout (Annuitization) Period.....              --            6,868               --           28,691
   Funds Retained in Separate Account A by VALIC..              --               --               --               --
                                                   ---------------  ---------------  ---------------  ---------------
Total Net Assets.................................. $    91,937,160  $   137,024,292  $    55,300,271  $   138,401,672
                                                   ===============  ===============  ===============  ===============
Total Units Outstanding...........................  46,108,263.720   68,607,814.337   29,176,438.680   80,438,842.807
                                                   ===============  ===============  ===============  ===============

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds.................... $     1,350,350  $     1,722,747  $       747,292  $     3,070,554
Expenses:
   Mortality And Expense Risk Charge..............         761,908        1,134,819          447,857        1,540,599
   Reimbursements Of Expenses.....................        (196,931)        (291,022)        (117,348)              --
                                                   ---------------  ---------------  ---------------  ---------------
Net Investment Income (Loss)...................... $       785,373  $       878,950  $       416,783  $     1,529,955
                                                   ---------------  ---------------  ---------------  ---------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares....................................... $     4,663,453  $     4,340,666  $     1,179,414  $     7,347,149
   Realized Gain Distributions From Mutual Funds..       5,366,109        6,909,314        2,148,573               --
                                                   ---------------  ---------------  ---------------  ---------------
Net Realized Gains (Losses).......................      10,029,562       11,249,980        3,327,987        7,347,149
                                                   ---------------  ---------------  ---------------  ---------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period................      (4,468,996)      (3,599,921)      (1,048,873)      (1,850,268)
                                                   ---------------  ---------------  ---------------  ---------------
Increase (Decrease) In Net Assets From Operations. $     6,345,939  $     8,529,009  $     2,695,897  $     7,026,836
                                                   ===============  ===============  ===============  ===============

                                                      Vanguard          Vanguard
                                                    LifeStrategy      LifeStrategy
                                                   Moderate Growth    Conservative   VALIC Company II
                                                        Fund          Growth Fund     Core Bond Fund
                                                     Division 53      Division 54      Division 58
                                                   ---------------  ---------------  ----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair
     Value........................................ $   143,095,682  $    54,504,037  $    203,020,502
   Balance Due From (To) VALIC General Account,
     Net..........................................          (8,614)         (42,738)          524,413
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net.............................       6,718,189        2,393,374           671,835
                                                   ---------------  ---------------  ----------------
Net Assets & Liabilities.......................... $   149,805,257  $    56,854,673  $    204,216,750
                                                   ===============  ===============  ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
     of Applicable Contract Loans - Partial
     Withdrawals with Right of Reinvestment)...... $   149,793,344  $    56,854,673  $    204,200,026
   Reserves For Annuity Contracts On Benefit......          11,913               --            16,724
                                                   ---------------  ---------------  ----------------
Total Contract Owner Reserves.....................     149,805,257       56,854,673       204,216,750
   Capital Surplus................................              --               --                --
                                                   ---------------  ---------------  ----------------
Total Contract Owner Reserves and Capital Surplus. $   149,805,257  $    56,854,673  $    204,216,750
                                                   ===============  ===============  ================
Net Assets Attributable To:
   Accumulation Units Outstanding................. $   149,793,344  $    56,854,673  $    204,200,026
   Contracts in Payout (Annuitization) Period.....          11,913               --            16,724
   Funds Retained in Separate Account A by VALIC..              --               --                --
                                                   ---------------  ---------------  ----------------
Total Net Assets.................................. $   149,805,257  $    56,854,673  $    204,216,750
                                                   ===============  ===============  ================
Total Units Outstanding...........................  89,599,032.357   35,724,466.402   139,731,973.354
                                                   ===============  ===============  ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds.................... $     4,187,395  $     1,820,484  $      6,180,554
Expenses:
   Mortality And Expense Risk Charge..............       1,670,343          619,198         1,385,019
   Reimbursements Of Expenses.....................              --               --          (360,357)
                                                   ---------------  ---------------  ----------------
Net Investment Income (Loss)...................... $     2,517,052  $     1,201,286  $      5,155,892
                                                   ---------------  ---------------  ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares....................................... $     6,992,832  $     2,167,551  $        314,588
   Realized Gain Distributions From Mutual Funds..         166,550           32,722                --
                                                   ---------------  ---------------  ----------------
Net Realized Gains (Losses).......................       7,159,382        2,200,273           314,588
                                                   ---------------  ---------------  ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period................      (1,913,846)        (625,064)         (524,990)
                                                   ---------------  ---------------  ----------------
Increase (Decrease) In Net Assets From Operations. $     7,762,588  $     2,776,495  $      4,945,490
                                                   ===============  ===============  ================

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statement of Assets and Liabilities
                      Statement of Operations (Continued)

                                                          VALIC              VALIC
                                                       Company II       Company II High                          Ariel
                                                   Strategic Bond Fund  Yield Bond Fund     Ariel Fund     Appreciation Fund
                                                       Division 59        Division 60       Division 68       Division 69
                                                   ------------------- ----------------  ----------------  -----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair
     Value........................................  $    314,387,119   $    194,417,756  $    450,526,594  $    322,748,011
   Balance Due From (To) VALIC General Account,
     Net..........................................           134,646             67,831        (1,443,849)         (975,419)
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net.............................         1,978,711          1,121,012         7,541,240         3,974,043
                                                    ----------------   ----------------  ----------------  ----------------
Net Assets & Liabilities..........................  $    316,500,476   $    195,606,599  $    456,623,985  $    325,746,635
                                                    ================   ================  ================  ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
     of Applicable Contract Loans - Partial
     Withdrawals with Right of Reinvestment)......  $    316,468,908   $    195,602,289  $    456,301,575  $    325,062,318
   Reserves For Annuity Contracts On Benefit......            31,568              4,310           322,410           684,317
                                                    ----------------   ----------------  ----------------  ----------------
Total Contract Owner Reserves.....................       316,500,476        195,606,599       456,623,985       325,746,635
   Capital Surplus................................                --                 --                --                --
                                                    ----------------   ----------------  ----------------  ----------------
Total Contract Owner Reserves and Capital Surplus.  $    316,500,476   $    195,606,599  $    456,623,985  $    325,746,635
                                                    ================   ================  ================  ================
Net Assets Attributable To:
   Accumulation Units Outstanding.................  $    316,468,908   $    195,602,289  $    456,301,575  $    325,062,318
   Contracts in Payout (Annuitization) Period.....            31,568              4,310           322,410           684,317
   Funds Retained in Separate Account A by VALIC..                --                 --                --                --
                                                    ----------------   ----------------  ----------------  ----------------
Total Net Assets..................................  $    316,500,476   $    195,606,599  $    456,623,985  $    325,746,635
                                                    ================   ================  ================  ================
Total Units Outstanding...........................   164,041,563.823    106,827,949.928   236,938,284.109   188,041,512.089
                                                    ================   ================  ================  ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds....................  $     13,626,308   $     10,655,930  $      1,462,192  $      1,734,074
Expenses:
   Mortality And Expense Risk Charge..............         2,688,086          1,719,896         6,195,259         4,519,373
   Reimbursements Of Expenses.....................          (694,672)          (443,462)       (1,288,582)         (932,984)
                                                    ----------------   ----------------  ----------------  ----------------
Net Investment Income (Loss)......................  $     11,632,894   $      9,379,496  $     (3,444,485) $     (1,852,315)
                                                    ----------------   ----------------  ----------------  ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares.......................................  $      2,075,157   $      2,240,270  $     28,045,442  $     24,062,490
   Realized Gain Distributions From Mutual Funds..         2,081,007            386,127        40,869,418        30,949,043
                                                    ----------------   ----------------  ----------------  ----------------
Net Realized Gains (Losses).......................         4,156,164          2,626,397        68,914,860        55,011,533
                                                    ----------------   ----------------  ----------------  ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period................        (6,475,332)       (12,332,359)      (75,631,189)      (58,781,127)
                                                    ----------------   ----------------  ----------------  ----------------
Increase (Decrease) In Net Assets From Operations.  $      9,313,726   $       (326,466) $    (10,160,814) $     (5,621,909)
                                                    ================   ================  ================  ================

                                                                         VALIC         VALIC Company I
                                                     Lou Holland     Company I Blue    Health Sciences
                                                     Growth Fund    Chip Growth Fund        Fund
                                                     Division 70      Division 72        Division 73
                                                   ---------------  ----------------  ----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair
     Value........................................ $    49,287,084  $    136,613,470  $    206,206,003
   Balance Due From (To) VALIC General Account,
     Net..........................................             809           178,442           280,615
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net.............................         172,389         3,300,262           857,402
                                                   ---------------  ----------------  ----------------
Net Assets & Liabilities.......................... $    49,460,282  $    140,092,174  $    207,344,020
                                                   ===============  ================  ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
     of Applicable Contract Loans - Partial
     Withdrawals with Right of Reinvestment)...... $    49,439,209  $    140,049,141  $    207,259,030
   Reserves For Annuity Contracts On Benefit......          21,073            43,033            84,990
                                                   ---------------  ----------------  ----------------
Total Contract Owner Reserves.....................      49,460,282       140,092,174       207,344,020
   Capital Surplus................................              --                --                --
                                                   ---------------  ----------------  ----------------
Total Contract Owner Reserves and Capital Surplus. $    49,460,282  $    140,092,174  $    207,344,020
                                                   ===============  ================  ================
Net Assets Attributable To:
   Accumulation Units Outstanding................. $    49,439,209  $    140,049,141  $    207,259,030
   Contracts in Payout (Annuitization) Period.....          21,073            43,033            84,990
   Funds Retained in Separate Account A by VALIC..              --                --                --
                                                   ---------------  ----------------  ----------------
Total Net Assets.................................. $    49,460,282  $    140,092,174  $    207,344,020
                                                   ===============  ================  ================
Total Units Outstanding...........................  46,918,049.940   133,943,468.585   146,379,329.811
                                                   ===============  ================  ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds.................... $        14,488  $        292,877  $             --
Expenses:
   Mortality And Expense Risk Charge..............         572,541         1,099,086         1,859,413
   Reimbursements Of Expenses.....................        (126,855)               --                --
                                                   ---------------  ----------------  ----------------
Net Investment Income (Loss)...................... $      (431,198) $       (806,209) $     (1,859,413)
                                                   ---------------  ----------------  ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares....................................... $     1,641,224  $      5,520,022  $      9,649,045
   Realized Gain Distributions From Mutual Funds..       1,401,587           498,428        17,439,054
                                                   ---------------  ----------------  ----------------
Net Realized Gains (Losses).......................       3,042,811         6,018,450        27,088,099
                                                   ---------------  ----------------  ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period................       1,555,715         6,943,383         3,955,725
                                                   ---------------  ----------------  ----------------
Increase (Decrease) In Net Assets From Operations. $     4,167,328  $     12,155,624  $     29,184,411
                                                   ===============  ================  ================

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statement of Assets and Liabilities
                      Statement of Operations (Continued)


                                                                    VALIC Company I  VALIC Company I    VALIC Company I
                                                   VALIC Company I  Broad Cap Value  Large Cap Core   Inflation Protected
                                                     Value Fund       Income Fund         Fund               Fund
                                                     Division 74      Division 75      Division 76        Division 77
                                                   ---------------  ---------------  ---------------  -------------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair
     Value........................................ $    96,744,328  $    28,810,358  $    65,016,424    $    18,509,702
   Balance Due From (To) VALIC General Account,
     Net..........................................          76,865          (55,865)          11,221           (117,301)
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net.............................         358,761          377,029          304,801            411,543
                                                   ---------------  ---------------  ---------------    ---------------
Net Assets & Liabilities.......................... $    97,179,954  $    29,131,522  $    65,332,446    $    18,803,944
                                                   ===============  ===============  ===============    ===============
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
     of Applicable Contract Loans - Partial
     Withdrawals with Right of Reinvestment)...... $    97,179,954  $    26,315,420  $    65,332,446    $    13,518,417
   Reserves For Annuity Contracts On Benefit......              --               --               --                 --
                                                   ---------------  ---------------  ---------------    ---------------
Total Contract Owner Reserves.....................      97,179,954       26,315,420       65,332,446         13,518,417
   Capital Surplus................................              --        2,816,102               --          5,285,527
                                                   ---------------  ---------------  ---------------    ---------------
Total Contract Owner Reserves and Capital Surplus. $    97,179,954  $    29,131,522  $    65,332,446    $    18,803,944
                                                   ===============  ===============  ===============    ===============
Net Assets Attributable To:
   Accumulation Units Outstanding................. $    97,179,954  $    26,315,420  $    65,332,446    $    13,518,417
   Contracts in Payout (Annuitization) Period.....              --               --               --                 --
   Funds Retained in Separate Account A by VALIC..              --        2,816,102               --          5,285,527
                                                   ---------------  ---------------  ---------------    ---------------
Total Net Assets.................................. $    97,179,954  $    29,131,522  $    65,332,446    $    18,803,944
                                                   ===============  ===============  ===============    ===============
Total Units Outstanding...........................  66,463,628.516   22,643,097.647   55,647,241.116     12,514,560.387
                                                   ===============  ===============  ===============    ===============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds.................... $       335,080  $       468,004  $       514,741    $       661,802
Expenses:
   Mortality And Expense Risk Charge..............         811,160          267,110          848,917            110,685
   Reimbursements Of Expenses.....................              --               --               --                 --
                                                   ---------------  ---------------  ---------------    ---------------
Net Investment Income (Loss)...................... $      (476,080) $       200,894  $      (334,176)   $       551,117
                                                   ---------------  ---------------  ---------------    ---------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares....................................... $       886,769  $       978,906  $     7,206,284    $      (131,071)
   Realized Gain Distributions From Mutual Funds..       6,675,268        1,061,702        2,756,507                 --
                                                   ---------------  ---------------  ---------------    ---------------
Net Realized Gains (Losses).......................       7,562,037        2,040,608        9,962,791           (131,071)
                                                   ---------------  ---------------  ---------------    ---------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period................      (5,044,755)      (1,981,073)      (3,093,566)           707,380
                                                   ---------------  ---------------  ---------------    ---------------
Increase (Decrease) In Net Assets From Operations. $     2,041,202  $       260,429  $     6,535,049    $     1,127,426
                                                   ===============  ===============  ===============    ===============

                                                                                        AIG SunAmerica
                                                                      VALIC Company I     2010 High
                                                    VALIC Company I    Large Capital    Watermark Fund
                                                      Growth Fund       Growth Fund          Fund
                                                      Division 78       Division 79      Division 80
                                                   ----------------  ----------------  ---------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair
     Value........................................ $  1,026,351,770  $    563,543,194  $    26,904,384
   Balance Due From (To) VALIC General Account,
     Net..........................................       (1,048,261)         (577,552)          (9,491)
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net.............................       18,295,027        12,425,884           10,022
                                                   ----------------  ----------------  ---------------
Net Assets & Liabilities.......................... $  1,043,598,536  $    575,391,526  $    26,904,915
                                                   ================  ================  ===============
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
     of Applicable Contract Loans - Partial
     Withdrawals with Right of Reinvestment)...... $  1,043,189,819  $    575,256,228  $    26,904,915
   Reserves For Annuity Contracts On Benefit......          408,717           135,298               --
                                                   ----------------  ----------------  ---------------
Total Contract Owner Reserves.....................    1,043,598,536       575,391,526       26,904,915
   Capital Surplus................................               --                --               --
                                                   ----------------  ----------------  ---------------
Total Contract Owner Reserves and Capital Surplus. $  1,043,598,536  $    575,391,526  $    26,904,915
                                                   ================  ================  ===============
Net Assets Attributable To:
   Accumulation Units Outstanding................. $  1,043,189,819  $    575,256,228  $    26,904,915
   Contracts in Payout (Annuitization) Period.....          408,717           135,298               --
   Funds Retained in Separate Account A by VALIC..               --                --               --
                                                   ----------------  ----------------  ---------------
Total Net Assets.................................. $  1,043,598,536  $    575,391,526  $    26,904,915
                                                   ================  ================  ===============
Total Units Outstanding...........................  929,273,305.835   453,067,687.700   24,209,432.993
                                                   ================  ================  ===============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds.................... $             --  $      1,208,297  $       875,451
Expenses:
   Mortality And Expense Risk Charge..............        9,744,385         5,498,504          339,875
   Reimbursements Of Expenses.....................               --                --               --
                                                   ----------------  ----------------  ---------------
Net Investment Income (Loss)...................... $     (9,744,385) $     (4,290,207) $       535,576
                                                   ----------------  ----------------  ---------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares....................................... $     23,460,133  $     19,465,903  $        72,204
   Realized Gain Distributions From Mutual Funds..               --                --          597,923
                                                   ----------------  ----------------  ---------------
Net Realized Gains (Losses).......................       23,460,133        19,465,903          670,127
                                                   ----------------  ----------------  ---------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period................      169,917,484        59,689,865           14,693
                                                   ----------------  ----------------  ---------------
Increase (Decrease) In Net Assets From Operations. $    183,633,232  $     74,865,561  $     1,220,396
                                                   ================  ================  ===============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statement of Assets and Liabilities
                      Statement of Operations (Continued)

                                                    AIG SunAmerica   AIG SunAmerica
                                                      2015 High        2020 High      VALIC Company I   VALIC Company I
                                                    Watermark Fund   Watermark Fund  Mid Cap Strategic Small Cap Special
                                                         Fund             Fund          Growth Fund       Values Fund
                                                     Division 81      Division 82       Division 83       Division 84
                                                   ---------------  ---------------  ----------------- -----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair
     Value........................................ $    27,109,041  $    12,934,179  $    389,160,418  $    279,734,225
   Balance Due From (To) VALIC General Account,
     Net..........................................         (11,171)         (67,606)          201,711          (621,583)
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net.............................           9,403           66,487         4,440,810         3,013,021
                                                   ---------------  ---------------  ----------------  ----------------
Net Assets & Liabilities.......................... $    27,107,273  $    12,933,060  $    393,802,939  $    282,125,663
                                                   ===============  ===============  ================  ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
     of Applicable Contract Loans - Partial
     Withdrawals with Right of Reinvestment)...... $    27,107,273  $    12,933,060  $    393,711,885  $    281,837,606
   Reserves For Annuity Contracts On Benefit......              --               --            91,054           288,057
                                                   ---------------  ---------------  ----------------  ----------------
Total Contract Owner Reserves.....................      27,107,273       12,933,060       393,802,939       282,125,663
   Capital Surplus................................              --               --                --                --
                                                   ---------------  ---------------  ----------------  ----------------
Total Contract Owner Reserves and Capital Surplus. $    27,107,273  $    12,933,060  $    393,802,939  $    282,125,663
                                                   ===============  ===============  ================  ================
Net Assets Attributable To:
   Accumulation Units Outstanding................. $    27,107,273  $    12,933,060  $    393,711,885  $    281,837,606
   Contracts in Payout (Annuitization) Period.....              --               --            91,054           288,057
   Funds Retained in Separate Account A by VALIC..              --               --                --                --
                                                   ---------------  ---------------  ----------------  ----------------
Total Net Assets.................................. $    27,107,273  $    12,933,060  $    393,802,939  $    282,125,663
                                                   ===============  ===============  ================  ================
Total Units Outstanding...........................  23,039,418.541   10,833,565.477   257,885,416.415   272,852,692.693
                                                   ===============  ===============  ================  ================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds.................... $       904,257  $       455,991  $             --  $      2,324,948
Expenses:
   Mortality And Expense Risk Charge..............         333,280          146,822         3,235,212         3,368,400
   Reimbursements Of Expenses.....................              --               --                --                --
                                                   ---------------  ---------------  ----------------  ----------------
Net Investment Income (Loss)...................... $       570,977  $       309,169  $     (3,235,212) $     (1,043,452)
                                                   ---------------  ---------------  ----------------  ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares....................................... $       220,834  $        94,899  $      8,108,600  $      6,581,340
   Realized Gain Distributions From Mutual Funds..       1,516,611          865,648         8,627,999        16,582,738
                                                   ---------------  ---------------  ----------------  ----------------
Net Realized Gains (Losses).......................       1,737,445          960,547        16,736,599        23,164,078
                                                   ---------------  ---------------  ----------------  ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period................      (1,117,528)        (751,151)       68,795,889       (57,016,573)
                                                   ---------------  ---------------  ----------------  ----------------
Increase (Decrease) In Net Assets From Operations. $     1,190,894  $       518,565  $     82,297,276  $    (34,895,947)
                                                   ===============  ===============  ================  ================

                                                                        VALIC Company I
                                                     VALIC Company I       Small Cap
                                                   Small Cap Strategic Aggressive Growth  VALIC Company I
                                                       Growth Fund           Fund        Global Equity Fund
                                                       Division 85        Division 86       Division 87
                                                   ------------------- ----------------- ------------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair
     Value........................................  $    128,428,047    $    69,884,337   $    434,028,520
   Balance Due From (To) VALIC General Account,
     Net..........................................          (175,007)            21,695           (499,567)
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net.............................         2,535,701            437,450         10,983,731
                                                    ----------------    ---------------   ----------------
Net Assets & Liabilities..........................  $    130,788,741    $    70,343,482   $    444,512,684
                                                    ================    ===============   ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
     of Applicable Contract Loans - Partial
     Withdrawals with Right of Reinvestment)......  $    130,776,415    $    70,341,651   $    444,363,699
   Reserves For Annuity Contracts On Benefit......            12,326              1,831            148,985
                                                    ----------------    ---------------   ----------------
Total Contract Owner Reserves.....................       130,788,741         70,343,482        444,512,684
   Capital Surplus................................                --                 --                 --
                                                    ----------------    ---------------   ----------------
Total Contract Owner Reserves and Capital Surplus.  $    130,788,741    $    70,343,482   $    444,512,684
                                                    ================    ===============   ================
Net Assets Attributable To:
   Accumulation Units Outstanding.................  $    130,776,415    $    70,341,651   $    444,363,699
   Contracts in Payout (Annuitization) Period.....            12,326              1,831            148,985
   Funds Retained in Separate Account A by VALIC..                --                 --                 --
                                                    ----------------    ---------------   ----------------
Total Net Assets..................................  $    130,788,741    $    70,343,482   $    444,512,684
                                                    ================    ===============   ================
Total Units Outstanding...........................   128,890,649.086     60,999,671.217    337,866,727.295
                                                    ================    ===============   ================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds....................  $             --    $            --   $      7,774,819
Expenses:
   Mortality And Expense Risk Charge..............         1,455,114            543,790          4,269,494
   Reimbursements Of Expenses.....................                --                 --                 --
                                                    ----------------    ---------------   ----------------
Net Investment Income (Loss)......................  $     (1,455,114)   $      (543,790)  $      3,505,325
                                                    ----------------    ---------------   ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares.......................................  $      2,156,595    $     1,216,452   $     13,628,066
   Realized Gain Distributions From Mutual Funds..                --             12,217         22,079,169
                                                    ----------------    ---------------   ----------------
Net Realized Gains (Losses).......................         2,156,595          1,228,669         35,707,235
                                                    ----------------    ---------------   ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period................        (4,922,708)         5,042,616         (5,804,988)
                                                    ----------------    ---------------   ----------------
Increase (Decrease) In Net Assets From Operations.  $     (4,221,227)   $     5,727,495   $     33,407,572
                                                    ================    ===============   ================

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statement of Assets and Liabilities
                      Statement of Operations (Continued)

                                                                                   VALIC Company I
                                                                                   Global Strategy   VALIC Company I
                                                                                        Fund        Foreign Value Fund
                                                                                     Division 88       Division 89
                                                                                  ----------------  ------------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair Value.......................... $    506,214,724   $  1,120,869,543
   Balance Due From (To) VALIC General Account, Net..............................         (168,427)           165,450
   Receivable (Payable) For Mutual Fund Sales (Purchases), Net...................        2,524,941         14,700,382
                                                                                  ----------------   ----------------
Net Assets & Liabilities                                                          $    508,571,238   $  1,135,735,375
                                                                                  ================   ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of Applicable Contract Loans -
     Partial Withdrawals with Right of Reinvestment)............................. $    508,084,816   $  1,135,523,271
   Reserves For Annuity Contracts On Benefit.....................................          486,422            212,104
                                                                                  ----------------   ----------------
Total Contract Owner Reserves....................................................      508,571,238      1,135,735,375
   Capital Surplus...............................................................               --                 --
                                                                                  ----------------   ----------------
Total Contract Owner Reserves and Capital Surplus................................ $    508,571,238   $  1,135,735,375
                                                                                  ================   ================
Net Assets Attributable To:
   Accumulation Units Outstanding................................................ $    508,084,816   $  1,135,523,271
   Contracts in Payout (Annuitization) Period....................................          486,422            212,104
   Funds Retained in Separate Account A by VALIC.................................               --                 --
                                                                                  ----------------   ----------------
Total Net Assets                                                                  $    508,571,238   $  1,135,735,375
                                                                                  ================   ================
Total Units Outstanding                                                            383,458,270.679    844,140,868.696
                                                                                  ================   ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds................................................... $      7,140,085   $      9,099,335
Expenses:
   Mortality And Expense Risk Charge.............................................        4,704,221          9,734,222
   Reimbursements Of Expenses....................................................               --                 --
                                                                                  ----------------   ----------------
Net Investment Income (Loss)..................................................... $      2,435,864   $       (634,887)
                                                                                  ----------------   ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares............................ $      9,449,625   $     15,683,619
   Realized Gain Distributions From Mutual Funds.................................        7,778,495         31,801,409
                                                                                  ----------------   ----------------
Net Realized Gains (Losses)......................................................       17,228,120         47,485,028
                                                                                  ----------------   ----------------
Net Change in Unrealized Appreciation (Depreciation) During The Period...........       21,538,202         48,139,096
                                                                                  ----------------   ----------------
Increase (Decrease) In Net Assets From Operations                                 $     41,202,186   $     94,989,237
                                                                                  ================   ================

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                       Schedule of Portfolio Investments
                               December 31, 2007

                                                                            Net
                                                                           Asset
                                                                           Value
                                                                            Per     Net Asset
Underlying Fund                                   Division     Shares      Share      Value           Cost
---------------                                   -------- --------------- ------ -------------- --------------
VALIC Company I Capital Conservation Fund........     1        298,448.263 $ 9.55 $    2,850,181 $    2,871,126
VALIC Company I Money Market I Fund..............     2      1,316,842.440   1.00      1,316,842      1,316,843
VALIC Company I Mid Cap Index Fund...............     4    125,018,346.604  23.11  2,889,173,990  2,654,553,814
VALIC Company I Asset Allocation Fund............     5     15,238,906.171  11.02    167,932,746    183,258,131
VALIC Company I Money Market I Fund..............     6    443,129,992.821   1.00    443,129,992    443,129,990
VALIC Company I Capital Conservation Fund........     7     18,165,319.895   9.55    173,478,805    174,451,960
VALIC Company I Government Securities Fund.......     8      9,799,414.154  10.36    101,521,931    100,803,687
VALIC Company I Stock Index Fund.................   10A      5,806,215.968  36.01    209,081,837    161,574,363
VALIC Company I Stock Index Fund.................   10B        518,464.753  36.01     18,669,916     14,286,896
VALIC Company I Stock Index Fund.................   10C    126,583,027.853  36.01  4,558,254,833  3,799,629,151
VALIC Company I Stock Index Fund.................   10D        675,453.025  36.01     24,323,064     19,627,206
VALIC Company I International Equities Fund......    11     98,848,764.544  10.74  1,061,635,731    920,374,458
VALIC Company I Global Social Awareness Fund.....    12     21,619,499.561  20.48    442,767,351    432,056,721
VALIC Company I International Government Bond
  Fund...........................................    13     11,738,071.262  12.02    141,091,617    148,947,150
VALIC Company I Small Cap Index Fund.............    14     71,227,607.119  16.09  1,146,052,199  1,146,263,128
VALIC Company I Core Equity Fund.................    15     26,819,093.802  14.52    389,413,242    376,677,568
VALIC Company I Growth & Income Fund.............    16      7,974,038.555  16.47    131,332,415    119,293,063
VALIC Company I Science & Technology Fund........    17     65,876,914.218  14.70    968,390,639  1,020,059,190
VALIC Company I Small Cap Fund...................    18     42,820,782.014  10.01    428,636,028    437,568,140
VALIC Company I International Growth I Fund......    20     52,446,488.063  13.32    698,587,221    502,719,609
VALIC Company I Core Value Fund..................    21     18,033,363.782  11.21    202,154,008    179,188,918
Vanguard Long-Term Investment-Grade Fund.........    22     20,448,206.785   9.06    185,260,753    190,126,179
Vanguard Long-Term Treasury Fund.................    23     25,096,341.043  11.50    288,607,922    286,409,274
Vanguard Windsor II Fund.........................    24     56,359,391.492  31.26  1,761,794,578  1,685,694,686
Vanguard Wellington Fund.........................    25     50,636,780.531  32.62  1,651,771,781  1,529,694,929
VALIC Company II International Small Cap Equity..    33     43,467,824.654  17.32    752,862,723    758,046,585
VALIC Company II Small Cap Growth Fund...........    35      3,923,652.303  13.46     52,812,360     51,114,438
VALIC Company II Small Cap Value Fund............    36     18,025,351.567  13.55    244,243,514    275,683,156
VALIC Company II Mid Cap Growth Fund.............    37     10,616,433.565   8.64     91,725,986     87,075,820
VALIC Company II Mid Cap Value Fund..............    38     27,157,005.593  17.32    470,359,337    488,723,541
VALIC Company II Capital Appreciation Fund.......    39      2,862,561.132  11.60     33,205,709     30,478,535
VALIC Company II Large Cap Value Fund............    40     26,669,675.411  14.69    391,777,532    402,560,879
VALIC Company II Socially Responsible Fund.......    41     81,846,976.715  12.54  1,026,361,088  1,046,827,598
VALIC Company II Money Market II Fund............    44    338,360,966.000   1.00    338,360,966    338,360,966
VALIC Company I Nasdaq-100(R) Index Fund.........    46     17,011,756.424   5.76     97,987,717     81,286,622
VALIC Company II Aggressive Growth Lifestyle Fund    48      7,558,853.282  11.99     90,630,651     88,219,031
VALIC Company II Moderate Growth Lifestyle Fund..    49     10,796,093.476  12.54    135,383,012    132,928,337
VALIC Company II Conservative Growth Lifestyle
  Fund...........................................    50      5,028,708.135  10.94     55,014,067     54,681,726
Vanguard LifeStrategy Growth Fund................    52      5,366,390.786  25.07    134,535,417    116,761,082
Vanguard LifeStrategy Moderate Growth Fund.......    53      6,746,613.956  21.21    143,095,682    128,313,202
Vanguard LifeStrategy Conservative Growth Fund...    54      3,179,932.147  17.14     54,504,037     51,102,852
VALIC Company II Core Bond Fund..................    58     20,081,157.468  10.11    203,020,502    203,326,324
VALIC Company II Strategic Bond Fund.............    59     28,246,821.114  11.13    314,387,119    315,778,079
VALIC Company II High Yield Bond Fund............    60     22,321,211.941   8.71    194,417,756    204,048,973
Ariel Fund.......................................    68      9,711,717.923  46.39    450,526,594    487,889,399
Ariel Appreciation Fund..........................    69      7,495,309.119  43.06    322,748,011    326,138,646
Lou Holland Growth Fund..........................    70      2,487,990.106  19.81     49,287,084     44,992,447
VALIC Company I Blue Chip Growth Fund............    72     12,385,627.380  11.03    136,613,470    117,659,384
VALIC Company I Health Sciences Fund.............    73     18,460,698.588  11.17    206,206,003    192,283,901
VALIC Company I Value Fund.......................    74      8,397,945.139  11.52     96,744,328    104,434,455

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                 Schedule of Portfolio Investments (Continued)
                               December 31, 2007

                                                                          Net
                                                                         Asset
                                                                         Value
                                                                          Per    Net Asset
Underlying Fund                                  Division     Shares     Share     Value        Cost
---------------                                  -------- -------------- ----- ------------- -----------
VALIC Company I Broad Cap Value Income Fund.....    75     2,593,191.539 11.11    28,810,358  27,825,423
VALIC Company I Large Cap Core Fund.............    76     5,768,981.739 11.27    65,016,424  60,802,780
VALIC Company I Inflation Protected Fund........    77     1,867,780.249  9.91    18,509,702  18,421,119
VALIC Company I Growth Fund.....................    78    89,637,709.170 11.45 1,026,351,770 836,670,570
VALIC Company I Large Capital Growth Fund.......    79    43,382,847.883 12.99   563,543,194 466,168,400
AIG SunAmerica 2010 High Watermark Fund.........    80     2,658,535.968 10.12    26,904,384  27,529,631
AIG SunAmerica 2015 High Watermark Fund.........    81     2,591,686.520 10.46    27,109,041  28,443,008
AIG SunAmerica 2020 High Watermark Fund.........    82     1,231,826.571 10.50    12,934,179  13,760,976
VALIC Company I Mid Cap Strategic Growth Fund...    83    25,335,964.709 15.36   389,160,418 313,552,656
VALIC Company I Small Cap Special Values Fund...    84    28,749,663.412  9.73   279,734,225 309,094,491
VALIC Company I Small Cap Strategic Growth Fund.    85    12,408,506.980 10.35   128,428,047 129,597,170
VALIC Company I Small Cap Aggressive Growth Fund    86     5,947,603.162 11.75    69,884,337  64,840,847
VALIC Company I Global Equity Fund..............    87    35,201,015.405 12.33   434,028,520 395,471,679
VALIC Company I Global Strategy Fund............    88    39,302,385.430 12.88   506,214,724 446,443,202
VALIC Company I Foreign Value Fund..............    89    85,758,955.088 13.07 1,120,869,543 985,308,704

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statements of Changes in Net Assets

                                                 VALIC Company I Capital    VALIC Company I Capital     VALIC Company I Money
                                                    Conservation Fund          Conservation Fund         Market I Fund Fund
                                                       Division 1                 Division 7                 Division 2
                                                ------------------------  --------------------------  ------------------------
                                                  For The      For The    For The Year  For The Year    For The      For The
                                                 Year Ended   Year Ended     Ended         Ended       Year Ended   Year Ended
                                                December 31, December 31, December 31,  December 31,  December 31, December 31,
                                                    2007         2006         2007          2006          2007         2006
                                                ------------ ------------ ------------  ------------  ------------ ------------
Operations:
   Net Investment Income (Loss)................  $  131,346   $   16,386  $  8,197,908  $  1,494,114   $   54,318   $   55,164
   Net Realized Gains (Losses) From Securities
     Transactions..............................      35,511        7,480     2,479,415      (294,696)          --           --
   Net Change In Unrealized Appreciation
     (Depreciation) During The Period..........     (88,967)      87,536    (5,625,826)    6,386,402           --           --
                                                 ----------   ----------  ------------  ------------   ----------   ----------
Increase (Decrease) In Net Assets From
  Operations...................................      77,890      111,402     5,051,497     7,585,820       54,318       55,164
                                                 ----------   ----------  ------------  ------------   ----------   ----------
Principal Transactions:
   Purchase Payments...........................     148,690       49,336    18,240,301    17,990,011       36,446       23,287
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals..............    (571,968)    (335,792)  (21,607,518)  (17,556,506)    (160,782)    (107,548)
   Annuity Benefit Payments....................          --           --        (4,935)       (3,774)          --           --
   Amounts Transferred From (To) Other
     Divisions Or VALIC General Account, Net...     (71,962)     (23,941)  (34,734,884)   89,944,033     (100,514)    (260,536)
   Contract Charges............................      (1,958)      (2,488)      (35,912)      (41,179)        (825)        (910)
   Return Of Capital To VALIC..................          --           --            --            --           --           --
                                                 ----------   ----------  ------------  ------------   ----------   ----------
   Increase (Decrease) In Net Assets Resulting
     From Principal Transactions...............    (497,198)    (312,885)  (38,142,948)   90,332,585     (225,675)    (345,707)
                                                 ----------   ----------  ------------  ------------   ----------   ----------
Total Increase (Decrease) In Net Assets........    (419,308)    (201,483)  (33,091,451)   97,918,405     (171,357)    (290,543)
Net Assets:
Beginning Of Period............................   3,268,979    3,470,462   208,202,992   110,284,587    1,487,889    1,778,432
                                                 ----------   ----------  ------------  ------------   ----------   ----------
End Of Period..................................  $2,849,671   $3,268,979  $175,111,541  $208,202,992   $1,316,532   $1,487,889
                                                 ==========   ==========  ============  ============   ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                 VALIC Company I Money Market  VALIC Company I Mid Cap Index     VALIC Company I Asset
                                         I Fund Fund                       Fund                     Allocation Fund
                                          Division 6                    Division 4                    Division 5
                                 ---------------------------  ------------------------------  --------------------------
                                  For The Year  For The Year   For The Year    For The Year   For The Year  For The Year
                                     Ended         Ended          Ended           Ended          Ended         Ended
                                  December 31,  December 31,   December 31,    December 31,   December 31,  December 31,
                                      2007          2006           2007            2006           2007          2006
                                 -------------  ------------  --------------  --------------  ------------  ------------
Operations:
   Net Investment Income
     (Loss)..................... $  15,375,867  $ 12,756,778  $    6,652,471  $  (10,803,682) $  3,147,817  $  1,039,546
   Net Realized Gains
     (Losses) From Securities
     Transactions...............            --            --     263,799,643     227,793,618     8,733,747    21,441,805
   Net Change In Unrealized
     Appreciation
     (Depreciation) During
     The Period.................            --            --    (105,598,116)    (12,935,319)   (3,022,731)   (5,535,221)
                                 -------------  ------------  --------------  --------------  ------------  ------------
Increase (Decrease) In Net
  Assets From Operations........    15,375,867    12,756,778     164,853,998     204,054,617     8,858,833    16,946,130
                                 -------------  ------------  --------------  --------------  ------------  ------------
Principal Transactions:
   Purchase Payments............   241,272,074   149,831,054     311,398,217     262,687,250    10,645,627     8,979,050
   Surrenders Of
     Accumulation Units By
     Terminations And
     Withdrawals................   (72,955,887)  (65,131,463)   (246,214,320)   (206,597,118)  (16,660,432)  (15,262,520)
   Annuity Benefit
     Payments...................        (1,435)       (1,431)       (101,977)       (108,683)      (25,345)      (23,691)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General
     Account, Net...............  (116,098,157)  (47,839,929)    115,349,611     115,668,270    (5,248,408)  (11,474,223)
   Contract Charges.............      (178,938)     (170,070)       (415,205)       (476,260)      (34,264)      (41,239)
   Return Of Capital To
     VALIC......................            --            --              --              --            --            --
                                 -------------  ------------  --------------  --------------  ------------  ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal
     Transactions...............    52,037,657    36,688,161     180,016,326     171,173,459   (11,322,822)  (17,822,623)
                                 -------------  ------------  --------------  --------------  ------------  ------------
Total Increase (Decrease) In Net
  Assets........................    67,413,524    49,444,939     344,870,324     375,228,076    (2,463,989)     (876,493)
Net Assets:
Beginning Of Period.............   385,394,150   335,949,211   2,563,398,539   2,188,170,463   170,564,949   171,441,442
                                 -------------  ------------  --------------  --------------  ------------  ------------
End Of Period................... $ 452,807,674  $385,394,150  $2,908,268,863  $2,563,398,539  $168,100,960  $170,564,949
                                 =============  ============  ==============  ==============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                             VALIC Company I             VALIC Company I            VALIC Company I
                                       Government Securities Fund       Stock Index Fund           Stock Index Fund
                                               Division 8                 Division 10A               Division 10B
                                       --------------------------  --------------------------  ------------------------
                                       For The Year  For The Year  For The Year  For The Year  For The Year For The Year
                                          Ended         Ended         Ended         Ended         Ended        Ended
                                       December 31,  December 31,  December 31,  December 31,  December 31, December 31,
                                           2007          2006          2007          2006          2007         2006
                                       ------------  ------------  ------------  ------------  ------------ ------------
Operations:
   Net Investment Income (Loss)....... $  3,405,539  $  1,341,672  $  1,048,890  $   (401,689) $   213,595  $    83,764
   Net Realized Gains (Losses) From
     Securities Transactions..........   (1,174,729)   (1,406,947)   23,234,424    17,985,650    1,710,078    1,449,521
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................    3,941,845     2,047,737   (14,664,232)   13,387,223     (997,394)   1,159,486
                                       ------------  ------------  ------------  ------------  -----------  -----------
Increase (Decrease) In Net Assets From
  Operations..........................    6,172,655     1,982,462     9,619,082    30,971,184      926,279    2,692,771
                                       ------------  ------------  ------------  ------------  -----------  -----------
Principal Transactions:
   Purchase Payments..................    7,076,995     8,045,093     1,321,266     3,243,786      194,801      212,978
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals......................  (11,317,985)  (10,741,555)  (32,250,666)  (32,295,987)  (1,867,384)  (2,679,134)
   Annuity Benefit Payments...........      (35,448)      (36,697)     (649,932)     (711,392)    (101,135)    (103,715)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............      829,017   (12,799,285)   (2,303,953)   (4,799,653)    (170,273)    (225,380)
   Contract Charges...................      (23,897)      (31,152)           --            --           --           --
   Return Of Capital To VALIC.........           --            --            --            --           --           --
                                       ------------  ------------  ------------  ------------  -----------  -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................   (3,471,318)  (15,563,596)  (33,883,285)  (34,563,246)  (1,943,991)  (2,795,251)
                                       ------------  ------------  ------------  ------------  -----------  -----------
Total Increase (Decrease) In Net
  Assets..............................    2,701,337   (13,581,134)  (24,264,203)   (3,592,062)  (1,017,712)    (102,480)
Net Assets:
Beginning Of Period...................   99,905,737   113,486,871   233,353,934   236,945,996   19,698,595   19,801,075
                                       ------------  ------------  ------------  ------------  -----------  -----------
End Of Period......................... $102,607,074  $ 99,905,737  $209,089,731  $233,353,934  $18,680,883  $19,698,595
                                       ============  ============  ============  ============  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                  VALIC Company I Stock Index Fund VALIC Company I Stock Index VALIC Company I International
                                                                             Fund                        Equities
                                           Division 10C                  Division 10D                Division 11 Fund
                                  ------------------------------   --------------------------  ----------------------------
                                   For The Year     For The Year   For The Year  For The Year   For The Year   For The Year
                                      Ended            Ended          Ended         Ended          Ended          Ended
                                   December 31,     December 31,   December 31,  December 31,   December 31,   December 31,
                                       2007             2006           2007          2006           2007           2006
                                  --------------   --------------  ------------  ------------  --------------  ------------
Operations:
   Net Investment Income
     (Loss)...................... $   27,465,385   $   (3,812,731) $   122,710   $   (39,161)  $   14,951,050  $  5,955,165
   Net Realized Gains (Losses)
     From Securities
     Transactions................    463,491,244      279,275,618    2,529,396     1,560,700       77,603,341   101,458,565
   Net Change In Unrealized
     Appreciation
     (Depreciation) During The
     Period......................   (300,919,802)     316,707,049   (1,553,823)    1,946,592      (21,175,286)   49,901,553
                                  --------------   --------------  -----------   -----------   --------------  ------------
Increase (Decrease) In Net Assets
  From Operations................    190,036,827      592,169,936    1,098,283     3,468,131       71,379,105   157,315,283
                                  --------------   --------------  -----------   -----------   --------------  ------------
Principal Transactions:
   Purchase Payments.............    420,314,104      395,665,871      588,900       340,614      161,523,359   139,625,911
   Surrenders Of Accumulation
     Units By Terminations
     And Withdrawals.............   (449,409,042)    (385,073,637)  (4,018,707)   (2,044,026)     (74,557,780)  (49,731,155)
   Annuity Benefit
     Payments....................       (341,738)        (342,050)     (13,830)      (14,731)         (21,482)      (17,224)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net.........................   (241,781,452)    (121,876,724)    (211,917)     (887,470)     (23,062,110)   34,629,546
   Contract Charges..............       (854,334)      (1,054,582)      (6,650)       (8,395)        (159,657)     (150,848)
   Return Of Capital To
     VALIC.......................             --               --           --            --               --            --
                                  --------------   --------------  -----------   -----------   --------------  ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions......   (272,072,462)    (112,681,122)  (3,662,204)   (2,614,008)      63,722,330   124,356,230
                                  --------------   --------------  -----------   -----------   --------------  ------------
Total Increase (Decrease) In Net
  Assets.........................    (82,035,635)     479,488,814   (2,563,921)      854,123      135,101,435   281,671,513
Net Assets:
Beginning Of Period..............  4,676,823,629    4,197,334,815   26,885,046    26,030,923      931,984,106   650,312,593
                                  --------------   --------------  -----------   -----------   --------------  ------------
End Of Period.................... $4,594,787,994   $4,676,823,629  $24,321,125   $26,885,046   $1,067,085,541  $931,984,106
                                  ==============   ==============  ===========   ===========   ==============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                       VALIC Company I              VALIC Company I               VALIC Company I
                                 Global Social Awareness Fund Int'l Government Bond Fund       Small Cap Index Fund
                                         Division 12                  Division 13                   Division 14
                                 --------------------------   --------------------------  ------------------------------
                                 For The Year   For The Year  For The Year  For The Year   For The Year    For The Year
                                    Ended          Ended         Ended         Ended          Ended           Ended
                                 December 31,   December 31,  December 31,  December 31,   December 31,    December 31,
                                     2007           2006          2007          2006           2007            2006
                                 ------------   ------------  ------------  ------------  --------------  --------------
Operations:
   Net Investment Income
     (Loss)..................... $  1,170,724   $   (890,311) $  5,666,873  $  4,232,306  $    1,553,034  $   (5,651,000)
   Net Realized Gains (Losses)
     From Securities
     Transactions...............   57,659,688     25,750,531        88,452     3,919,126     132,287,668      89,153,032
   Net Change In Unrealized
     Appreciation
     (Depreciation) During
     The Period.................  (44,448,807)    28,826,473     2,040,444     1,016,351    (168,144,639)     70,581,085
                                 ------------   ------------  ------------  ------------  --------------  --------------
Increase (Decrease) In Net
  Assets From Operations........   14,381,605     53,686,693     7,795,769     9,167,783     (34,303,937)    154,083,117
                                 ------------   ------------  ------------  ------------  --------------  --------------
Principal Transactions:
   Purchase Payments............   37,997,369     30,075,559     9,057,433     9,372,025     167,591,177     151,364,317
   Surrenders Of
     Accumulation Units By
     Terminations And
     Withdrawals................  (36,066,140)   (32,512,502)  (12,519,536)  (13,916,910)    (89,922,287)    (69,580,110)
   Annuity Benefit
     Payments...................      (18,452)       (18,632)       (4,986)       (4,906)        (38,562)        (35,124)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net........................    3,686,179    (10,617,760)    1,096,593   (10,471,160)    (16,999,057)     19,909,489
   Contract Charges.............     (100,259)      (119,737)      (32,460)      (40,098)       (223,788)       (237,073)
   Return Of Capital To
     VALIC......................           --             --            --            --              --              --
                                 ------------   ------------  ------------  ------------  --------------  --------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions.....    5,498,697    (13,193,072)   (2,402,956)  (15,061,049)     60,407,483     101,421,499
                                 ------------   ------------  ------------  ------------  --------------  --------------
Total Increase (Decrease) In Net
  Assets........................   19,880,302     40,493,621     5,392,813    (5,893,266)     26,103,546     255,504,616
Net Assets:
Beginning Of Period.............  425,398,185    384,904,564   136,485,696   142,378,962   1,127,890,387     872,385,771
                                 ------------   ------------  ------------  ------------  --------------  --------------
End Of Period................... $445,278,487   $425,398,185  $141,878,509  $136,485,696  $1,153,993,933  $1,127,890,387
                                 ============   ============  ============  ============  ==============  ==============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                        VALIC Company I             VALIC Company I              VALIC Company I
                                       Core Equity Fund          Growth & Income Fund       Science & Technology Fund
                                          Division 15                 Division 16                  Division 17
                                  --------------------------  --------------------------  -----------------------------
                                  For The Year  For The Year  For The Year  For The Year   For The Year   For The Year
                                     Ended         Ended         Ended         Ended          Ended          Ended
                                  December 31,  December 31,  December 31,  December 31,   December 31,   December 31,
                                      2007          2006          2007          2006           2007           2006
                                  ------------  ------------  ------------  ------------  -------------  --------------
Operations:
   Net Investment Income
     (Loss)...................... $   (323,777) $ (1,517,813) $    303,191  $   (443,496) $  (9,345,030) $   (9,945,077)
   Net Realized Gains (Losses)
     From Securities
     Transactions................    2,496,412    (8,147,788)    9,454,110      (237,546)  (106,048,731)   (162,236,402)
   Net Change In Unrealized
     Appreciation
     (Depreciation) During The
     Period......................    7,695,615    56,355,483    (1,686,020)   18,840,545    262,347,471     216,555,410
                                  ------------  ------------  ------------  ------------  -------------  --------------
Increase (Decrease) In Net Assets
  From Operations................    9,868,250    46,689,882     8,071,281    18,159,503    146,953,710      44,373,931
                                  ------------  ------------  ------------  ------------  -------------  --------------
Principal Transactions:
   Purchase Payments.............   17,867,407    20,584,055     6,970,342     6,753,662     57,722,456      72,982,834
   Surrenders Of Accumulation
     Units By Terminations
     And Withdrawals.............  (43,880,200)  (46,242,972)  (13,820,080)  (15,214,050)  (102,289,137)    (95,400,063)
   Annuity Benefit Payments......      (24,394)      (23,673)       (7,299)       (6,962)       (39,017)        (35,301)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net.........................  (45,413,108)  (66,503,223)   (7,223,560)  (14,755,182)  (109,578,450)   (168,880,677)
   Contract Charges..............     (122,590)     (153,913)      (31,665)      (38,533)      (377,670)       (502,006)
   Return Of Capital To
     VALIC.......................           --            --            --            --             --              --
                                  ------------  ------------  ------------  ------------  -------------  --------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions......  (71,572,885)  (92,339,726)  (14,112,262)  (23,261,065)  (154,561,818)   (191,835,213)
                                  ------------  ------------  ------------  ------------  -------------  --------------
Total Increase (Decrease) In Net
  Assets.........................  (61,704,635)  (45,649,844)   (6,040,981)   (5,101,562)    (7,608,108)   (147,461,282)
Net Assets:
Beginning Of Period..............  456,359,012   502,008,856   137,890,050   142,991,612    984,350,910   1,131,812,192
                                  ------------  ------------  ------------  ------------  -------------  --------------
End Of Period.................... $394,654,377  $456,359,012  $131,849,069  $137,890,050  $ 976,742,802  $  984,350,910
                                  ============  ============  ============  ============  =============  ==============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                         VALIC Company I          Templeton Global Asset    VALIC Company I International
                                         Small Cap Fund               Allocation Fund              Growth I Fund
                                           Division 18               Division 19 /(1)/              Division 20
                                  ----------------------------  --------------------------  ----------------------------
                                   For The Year   For The Year    For The     For The Year  For The Year   For The Year
                                      Ended          Ended       Year Ended      Ended         Ended          Ended
                                   December 31,   December 31,  December 31,  December 31,  December 31,   December 31,
                                       2007           2006          2007          2006          2007           2006
                                  -------------  -------------  ------------ -------------  ------------   ------------
Operations:
   Net Investment Income
     (Loss)...................... $  (4,847,103) $  (5,853,207)     $--      $  (1,995,032) $   (207,410)  $  4,437,123
   Net Realized Gains (Losses)
     From Securities
     Transactions................    85,027,233     77,041,303       --         72,857,346    35,592,813     16,873,332
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period...........  (111,503,544)   (29,366,155)      --        (39,781,613)   46,263,422     92,908,398
                                  -------------  -------------      ---      -------------  ------------   ------------
Increase (Decrease) In Net Assets
  From Operations................   (31,323,414)    41,821,941       --         31,080,701    81,648,825    114,218,853
                                  -------------  -------------      ---      -------------  ------------   ------------
Principal Transactions:
   Purchase Payments.............    23,319,907     21,674,284       --         17,833,344    52,922,774     33,180,746
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals.................   (53,468,633)   (58,969,313)      --        (14,630,560)  (57,882,692)   (46,038,049)
   Annuity Benefit Payments......       (26,936)       (27,389)      --            (41,958)      (31,095)       (26,584)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net.........................   (70,522,112)   (66,007,731)      --       (433,769,850)   19,128,421     93,799,963
   Contract Charges..............      (110,576)      (141,954)                    (25,930)     (106,261)      (111,202)
   Return Of Capital To
     VALIC.......................            --             --       --                 --            --             --
                                  -------------  -------------      ---      -------------  ------------   ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions......  (100,808,350)  (103,472,103)      --       (430,634,954)   14,031,147     80,804,874
                                  -------------  -------------      ---      -------------  ------------   ------------
Total Increase (Decrease) In Net
  Assets.........................  (132,131,764)   (61,650,162)      --       (399,554,253)   95,679,972    195,023,727
Net Assets:
Beginning Of Period..............   562,585,240    624,235,402       --        399,554,253   606,337,122    411,313,395
                                  -------------  -------------      ---      -------------  ------------   ------------
End Of Period.................... $ 430,453,476  $ 562,585,240      $--      $          --  $702,017,094   $606,337,122
                                  =============  =============      ===      =============  ============   ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                  VALIC Company I Core Value  Vanguard Long-Term Investment Vanguard Long-Term Treasury
                                             Fund                   Grade Fund Fund                    Fund
                                          Division 21                 Division 22                   Division 23
                                  --------------------------  ----------------------------  --------------------------
                                  For The Year  For The Year  For The Year   For The Year   For The Year  For The Year
                                     Ended         Ended         Ended          Ended          Ended         Ended
                                  December 31,  December 31,  December 31,   December 31,   December 31,  December 31,
                                      2007          2006          2007           2006           2007          2006
                                  ------------  ------------  ------------   ------------   ------------  ------------
Operations:
   Net Investment Income
     (Loss)...................... $  1,596,734  $   (307,792) $ 10,031,402   $ 10,186,040   $ 10,877,170  $ 12,124,384
   Net Realized Gains (Losses)
     From Securities
     Transactions................   22,607,526    10,319,759    (1,283,374)      (314,418)       (81,881)   (1,342,164)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period...........  (25,957,803)   24,463,032    (3,817,641)    (5,933,036)    11,249,477   (10,005,323)
                                  ------------  ------------  ------------   ------------   ------------  ------------
Increase (Decrease) In Net Assets
  From Operations................   (1,753,543)   34,474,999     4,930,387      3,938,586     22,044,766       776,897
                                  ------------  ------------  ------------   ------------   ------------  ------------
Principal Transactions:
   Purchase Payments.............   14,920,427    15,131,456    23,280,098     26,076,750     27,271,224    33,642,814
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals.................  (27,820,651)  (22,411,619)  (21,804,678)   (20,941,267)   (30,768,649)  (31,223,172)
   Annuity Benefit Payments......       (4,921)       (5,779)       (5,233)        (5,436)        (4,128)       (3,799)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net.........................  (21,940,140)  (10,364,883)  (42,832,032)      (241,042)   (12,790,935)  (51,503,082)
   Contract Charges..............      (50,883)      (62,670)      (43,702)       (59,245)       (65,940)      (88,855)
   Return Of Capital To
     VALIC.......................           --            --            --             --             --            --
                                  ------------  ------------  ------------   ------------   ------------  ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions......  (34,896,168)  (17,713,495)  (41,405,547)     4,829,760    (16,358,428)  (49,176,094)
                                  ------------  ------------  ------------   ------------   ------------  ------------
Total Increase (Decrease) In Net
  Assets.........................  (36,649,711)   16,761,504   (36,475,160)     8,768,346      5,686,338   (48,399,197)
Net Assets:
Beginning Of Period..............  243,325,240   226,563,736   225,288,693    216,520,347    287,325,672   335,724,869
                                  ------------  ------------  ------------   ------------   ------------  ------------
End Of Period.................... $206,675,529  $243,325,240  $188,813,533   $225,288,693   $293,012,010  $287,325,672
                                  ============  ============  ============   ============   ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                                                     Putnam New
                                        Vanguard                        Vanguard                    Opportunities
                                     Windsor II Fund                 Wellington Fund                    Fund
                                       Division 24                     Division 25                Division 26 /(1)/
                             ------------------------------  ------------------------------  --------------------------
                              For The Year    For The Year    For The Year    For The Year     For The     For The Year
                                 Ended           Ended           Ended           Ended        Year Ended      Ended
                              December 31,    December 31,    December 31,    December 31,   December 31,  December 31,
                                  2007            2006            2007            2006           2007          2006
                             --------------  --------------  --------------  --------------  ------------ -------------
Operations:
   Net Investment Income
     (Loss)................. $   18,870,716  $   18,914,886  $   32,927,468  $   26,215,648      $--      $  (2,187,782)
   Net Realized Gains
     (Losses) From
     Securities
     Transactions...........    252,763,297     118,959,901     107,861,097      84,034,217       --        (45,757,811)
   Net Change In Unrealized
     Appreciation
     (Depreciation) During
     The Period.............   (249,997,423)    126,232,028     (30,482,077)     68,136,623       --         53,863,406
                             --------------  --------------  --------------  --------------      ---      -------------
Increase (Decrease) In Net
  Assets From Operations....     21,636,590     264,106,815     110,306,488     178,386,488       --          5,917,813
                             --------------  --------------  --------------  --------------      ---      -------------
Principal Transactions:
   Purchase Payments........    204,447,407     171,787,421     216,491,927     182,851,854       --          7,369,905
   Surrenders Of
     Accumulation Units
     By Terminations And
     Withdrawals............   (193,623,283)   (148,798,584)   (166,020,343)   (128,317,809)      --        (20,007,282)
   Annuity Benefit
     Payments...............        (56,381)        (48,397)        (71,788)        (57,683)      --             (2,710)
   Amounts Transferred
     From (To) Other
     Divisions Or VALIC
     General Account,
     Net....................    (83,134,390)    (36,145,830)      8,413,133       6,005,985       --       (562,086,823)
   Contract Charges.........       (332,254)       (383,326)       (307,005)       (345,613)      --            (55,963)
   Return Of Capital To
     VALIC..................             --              --              --              --       --                 --
                             --------------  --------------  --------------  --------------      ---      -------------
   Increase (Decrease) In
     Net Assets Resulting
     From Principal
     Transactions...........    (72,698,901)    (13,588,716)     58,505,924      60,136,734       --       (574,782,873)
                             --------------  --------------  --------------  --------------      ---      -------------
Total Increase (Decrease) In
  Net Assets................    (51,062,311)    250,518,099     168,812,412     238,523,222       --       (568,865,060)
Net Assets:
Beginning Of Period.........  1,844,022,958   1,593,504,859   1,529,586,550   1,291,063,328       --        568,865,060
                             --------------  --------------  --------------  --------------      ---      -------------
End Of Period............... $1,792,960,647  $1,844,022,958  $1,698,398,962  $1,529,586,550      $--      $          --
                             ==============  ==============  ==============  ==============      ===      =============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                               Putnam OTC                    Putnam                  VALIC Company I
                                         & Emerging Growth Fund        Global Equity Fund         Large Cap Growth Fund
                                            Division 27 /(1)/           Division 28 /(1)/           Division 30 /(1)/
                                       --------------------------  --------------------------  --------------------------
                                         For The     For The Year    For The     For The Year    For The     For The Year
                                        Year Ended      Ended       Year Ended      Ended       Year Ended      Ended
                                       December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                           2007          2006          2007          2006          2007          2006
                                       ------------ -------------  ------------ -------------  ------------ -------------
Operations:
   Net Investment Income (Loss).......     $--      $    (764,275)     $--      $  (1,470,940)     $--      $    (687,081)
   Net Realized Gains (Losses) From
     Securities Transactions..........      --         30,740,532       --         (7,349,467)      --        (72,666,097)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................      --        (17,980,374)      --         36,666,155       --         69,988,225
                                           ---      -------------      ---      -------------      ---      -------------
Increase (Decrease) In Net Assets From
  Operations..........................      --         11,995,883       --         27,845,748       --         (3,364,953)
                                           ---      -------------      ---      -------------      ---      -------------
Principal Transactions:
   Purchase Payments..................      --          4,469,701       --          7,887,854       --          5,263,470
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals......................      --         (6,629,032)      --        (13,374,567)      --        (12,376,211)
   Annuity Benefit Payments...........      --               (582)      --             (2,988)      --             (1,286)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............      --       (200,411,030)      --       (400,754,151)      --       (330,368,198)
   Contract Charges...................      --            (27,239)      --            (32,770)      --            (41,179)
   Return Of Capital To VALIC.........      --                 --       --                 --       --                 --
                                           ---      -------------      ---      -------------      ---      -------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................      --       (202,598,182)      --       (406,276,622)      --       (337,523,404)
                                           ---      -------------      ---      -------------      ---      -------------
Total Increase (Decrease) In Net
  Assets..............................      --       (190,602,299)      --       (378,430,874)      --       (340,888,357)
Net Assets:
Beginning Of Period...................      --        190,602,299       --        378,430,874       --        340,888,357
                                           ---      -------------      ---      -------------      ---      -------------
End Of Period.........................     $--      $          --      $--      $          --      $--      $          --
                                           ===      =============      ===      =============      ===      =============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                                                  VALIC Company II
                                                                                             International Small Cap Equity
                                   American Century Ultra Fund     Templeton Foreign Fund               Fund
                                        Division 31 /(1)/             Division 32 /(1)/              Division 33
                                  -----------------------------  --------------------------  -----------------------------
                                    For The                        For The     For The Year  For The Year    For The Year
                                   Year Ended    For The Year     Year Ended      Ended         Ended           Ended
                                  December 31,       Ended       December 31,  December 31,  December 31,    December 31,
                                      2007     December 31, 2006     2007          2006          2007            2006
                                  ------------ ----------------- ------------ -------------  ------------    ------------
Operations:
   Net Investment Income
     (Loss)......................     $--       $    (3,832,258)     $--      $  (2,666,223) $   (864,258)   $   (798,164)
   Net Realized Gains (Losses)
     From Securities
     Transactions................      --           (41,589,079)      --        166,223,502    87,763,516      44,884,381
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period...........      --            (2,649,820)      --       (119,112,933)  (63,476,597)     30,563,805
                                      ---       ---------------      ---      -------------   ------------   ------------
Increase (Decrease) In Net Assets
  From Operations................      --           (48,071,157)      --         44,444,346    23,422,661      74,650,022
                                      ---       ---------------      ---      -------------   ------------   ------------
Principal Transactions:
   Purchase Payments.............      --            35,947,935       --         26,052,944   121,503,817      74,390,332
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals.................      --           (33,270,326)      --        (20,870,652)  (53,011,679)    (26,665,653)
   Annuity Benefit Payments......      --               (10,541)      --             (2,981)       (3,869)         (1,205)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net........      --          (963,790,580)      --       (701,468,745)   94,679,582     202,331,153
   Contract Charges..............      --               (90,109)      --            (40,369)     (139,586)       (131,567)
   Return Of Capital To VALIC....      --                    --       --                 --            --              --
                                      ---       ---------------      ---      -------------   ------------   ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions......      --          (961,213,621)      --       (696,329,803)  163,028,265     249,923,060
                                      ---       ---------------      ---      -------------   ------------   ------------
Total Increase (Decrease) In Net
  Assets.........................      --        (1,009,284,778)      --       (651,885,457)  186,450,926     324,573,082
Net Assets:
Beginning Of Period..............      --         1,009,284,778       --        651,885,457   571,099,015     246,525,933
                                      ---       ---------------      ---      -------------   ------------   ------------
End Of Period....................     $--       $            --      $--      $          --  $757,549,941    $571,099,015
                                      ===       ===============      ===      =============   ============   ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                       VALIC Company II Small Cap      VALIC Company II           VALIC Company II
                                              Growth Fund            Small Cap Value Fund        Mid Cap Growth Fund
                                              Division 35                 Division 36                Division 37
                                       ------------------------   --------------------------  ------------------------
                                       For The Year  For The Year For The Year  For The Year  For The Year For The Year
                                          Ended         Ended        Ended         Ended         Ended        Ended
                                       December 31,  December 31, December 31,  December 31,  December 31, December 31,
                                           2007          2006         2007          2006          2007         2006
                                       ------------  ------------ ------------  ------------  ------------ ------------
Operations:
   Net Investment Income (Loss)....... $  (371,855)  $  (333,239) $   (103,554) $   (137,842) $  (569,918) $  (394,639)
   Net Realized Gains (Losses) From
     Securities Transactions..........   6,388,264     4,510,590    16,590,732    12,214,616   15,955,864    7,642,199
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................  (4,611,497)     (521,674)  (39,929,025)    6,851,577   (7,275,166)    (125,514)
                                       -----------   -----------  ------------  ------------  -----------  -----------
Increase (Decrease) In Net Assets From
  Operations..........................   1,404,912     3,655,677   (23,441,847)   18,928,351    8,110,780    7,122,046
                                       -----------   -----------  ------------  ------------  -----------  -----------
Principal Transactions:
   Purchase Payments..................   7,441,537     5,873,721    39,623,421    10,088,856    9,380,915    5,808,164
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals......................  (4,629,989)   (5,143,936)  (18,213,178)   (8,658,248)  (7,130,839)  (4,665,506)
   Annuity Benefit Payments...........      (1,789)         (208)       (4,498)       (2,771)          --           --
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............   1,527,406       157,790    86,395,041    45,839,057   21,629,932    3,138,728
   Contract Charges...................     (10,953)      (12,486)      (41,630)      (27,106)     (14,089)     (13,928)
   Return Of Capital To VALIC.........          --            --            --            --           --           --
                                       -----------   -----------  ------------  ------------  -----------  -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................   4,326,212       874,881   107,759,156    47,239,788   23,865,919    4,267,458
                                       -----------   -----------  ------------  ------------  -----------  -----------
Total Increase (Decrease) In Net
  Assets..............................   5,731,124     4,530,558    84,317,309    66,168,139   31,976,699   11,389,504
Net Assets:
Beginning Of Period...................  47,635,685    43,105,127   161,461,987    95,293,848   61,129,897   49,740,393
                                       -----------   -----------  ------------  ------------  -----------  -----------
End Of Period......................... $53,366,809   $47,635,685  $245,779,296  $161,461,987  $93,106,596  $61,129,897
                                       ===========   ===========  ============  ============  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                        VALIC Company II Mid Cap   VALIC Company II Capital  VALIC Company II Large Cap
                                               Value Fund              Appreciation Fund             Value Fund
                                               Division 38                Division 39                Division 40
                                       --------------------------  ------------------------  --------------------------
                                       For The Year  For The Year  For The Year For The Year For The Year  For The Year
                                          Ended         Ended         Ended        Ended        Ended         Ended
                                       December 31,  December 31,  December 31, December 31, December 31,  December 31,
                                           2007          2006          2007         2006         2007          2006
                                       ------------  ------------  ------------ ------------ ------------  ------------
Operations:
   Net Investment Income (Loss)....... $ (1,208,663) $ (1,096,394) $   (24,433) $   (47,605) $  1,040,269  $    342,210
   Net Realized Gains (Losses) From
     Securities Transactions..........   63,588,033    45,657,219      980,192      824,038    30,158,047    13,583,919
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................  (57,433,064)    7,736,331    1,666,868     (285,055)  (24,277,234)   10,067,311
                                       ------------  ------------  -----------  -----------  ------------  ------------
Increase (Decrease) In Net Assets From
  Operations..........................    4,946,306    52,297,156    2,622,627      491,378     6,921,082    23,993,440
                                       ------------  ------------  -----------  -----------  ------------  ------------
Principal Transactions:
   Purchase Payments..................   70,088,140    41,758,196    3,069,631    1,194,049    56,840,647    22,606,445
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals......................  (42,421,179)  (28,426,687)  (1,029,675)  (2,011,995)  (29,402,335)   (8,640,768)
   Annuity Benefit Payments...........      (13,038)       (8,216)          --           --            --            --
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............   28,083,621    33,550,696   19,243,818     (886,630)   60,539,068   204,973,738
   Contract Charges...................      (79,399)      (77,319)      (2,677)      (2,072)     (108,946)      (59,847)
   Return Of Capital To VALIC.........           --            --           --           --            --            --
                                       ------------  ------------  -----------  -----------  ------------  ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................   55,658,145    46,796,670   21,281,097   (1,706,648)   87,868,434   218,879,568
                                       ------------  ------------  -----------  -----------  ------------  ------------
Total Increase (Decrease) In Net
  Assets..............................   60,604,451    99,093,826   23,903,724   (1,215,270)   94,789,516   242,873,008
Net Assets:
Beginning Of Period...................  412,896,013   313,802,187    9,446,770   10,662,040   298,898,012    56,025,004
                                       ------------  ------------  -----------  -----------  ------------  ------------
End Of Period......................... $473,500,464  $412,896,013  $33,350,494  $ 9,446,770  $393,687,528  $298,898,012
                                       ============  ============  ===========  ===========  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                    VALIC Company II Socially     VALIC Company II Money    VALIC Company I Nasdaq-100
                                        Responsible Fund              Market II Fund              (R) Index Fund
                                           Division 41                  Division 44                Division 46
                                  ----------------------------  --------------------------  -------------------------
                                   For The Year   For The Year  For The Year  For The Year  For The Year For The Year
                                      Ended          Ended         Ended         Ended         Ended        Ended
                                   December 31,   December 31,  December 31,  December 31,  December 31, December 31,
                                       2007           2006          2007          2006          2007         2006
                                  --------------  ------------  ------------  ------------  ------------ ------------
Operations:
   Net Investment Income
     (Loss)...................... $    3,178,657  $    416,673  $ 10,804,614  $  5,200,407  $  (745,038) $   (720,505)
   Net Realized Gains (Losses)
     From Securities
     Transactions................     61,604,143    10,068,596            (1)           (1)   5,988,866     4,093,913
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period...........    (53,715,744)   31,074,696             1             1    7,389,536       740,780
                                  --------------  ------------  ------------  ------------  -----------  ------------
Increase (Decrease) In Net Assets
  From Operations................     11,067,056    41,559,965    10,804,614     5,200,407   12,633,364     4,114,188
                                  --------------  ------------  ------------  ------------  -----------  ------------
Principal Transactions:
   Purchase Payments.............    146,483,801    52,295,087   145,762,527    72,946,666    9,548,979    10,795,682
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals.................    (64,403,538)  (14,208,694)  (50,979,885)  (26,733,292)  (8,295,285)   (8,244,620)
   Annuity Benefit Payments......             --            --        (4,151)       (4,170)        (474)         (421)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net.........................    446,118,086   274,890,282     8,419,794    92,613,781    4,946,963   (13,680,496)
   Contract Charges..............        (95,286)      (91,064)      (34,216)      (23,516)     (20,840)      (26,046)
   Return Of Capital To
     VALIC.......................             --            --            --            --           --            --
                                  --------------  ------------  ------------  ------------  -----------  ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions......    528,103,063   312,885,611   103,164,069   138,799,469    6,179,343   (11,155,901)
                                  --------------  ------------  ------------  ------------  -----------  ------------
Total Increase (Decrease) In Net
  Assets.........................    539,170,119   354,445,576   113,968,683   143,999,876   18,812,707    (7,041,713)
Net Assets:
Beginning Of Period..............    492,206,270   137,760,694   225,902,582    81,902,706   80,169,689    87,211,402
                                  --------------  ------------  ------------  ------------  -----------  ------------
End Of Period.................... $1,031,376,389  $492,206,270  $339,871,265  $225,902,582  $98,982,396  $ 80,169,689
                                  ==============  ============  ============  ============  ===========  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                      VALIC Company II Aggressive VALIC Company II Moderate
                                         Janus Adviser Worldwide Fund   Growth Lifestyle Fund       Growth Lifestyle Fund
                                             Division 47 /(1)/               Division 48                 Division 49
                                         ---------------------------  --------------------------  -------------------------
                                           For The     For The Year   For The Year  For The Year  For The Year  For The Year
                                          Year Ended      Ended          Ended         Ended         Ended         Ended
                                         December 31,  December 31,   December 31,  December 31,  December 31,  December 31,
                                             2007          2006           2007          2006          2007          2006
                                         ------------  ------------   ------------  ------------  ------------  ------------
Operations:
   Net Investment Income (Loss).........     $--       $   (136,919)  $   785,373   $  (369,385)  $    878,950  $   242,661
   Net Realized Gains (Losses) From
     Securities Transactions............      --          4,517,978    10,029,562     7,429,371     11,249,980   11,078,067
   Net Change In Unrealized
     Appreciation (Depreciation) During
     The Period.........................      --         (3,813,941)   (4,468,996)     (340,231)    (3,599,921)  (2,895,951)
                                             ---       ------------   -----------   -----------   ------------  -----------
Increase (Decrease) In Net Assets From
  Operations............................      --            567,118     6,345,939     6,719,755      8,529,009    8,424,777
                                             ---       ------------   -----------   -----------   ------------  -----------
Principal Transactions:
   Purchase Payments....................      --          1,674,132    18,854,122    10,918,948     36,278,157   19,813,653
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals.......      --         (1,440,076)   (5,079,363)   (4,115,290)    (7,139,088)  (9,199,048)
   Annuity Benefit Payments.............      --               (143)           --            --           (500)        (120)
   Amounts Transferred From (To)
     Other Divisions Or VALIC General
     Account, Net.......................      --        (36,266,838)    6,073,209     9,021,751      2,632,515      849,999
   Contract Charges.....................      --             (3,572)      (24,614)      (20,542)       (34,080)     (31,617)
   Return Of Capital To VALIC...........      --                 --            --            --             --           --
                                             ---       ------------   -----------   -----------   ------------  -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.......................      --        (36,036,497)   19,823,354    15,804,867     31,737,004   11,432,867
                                             ---       ------------   -----------   -----------   ------------  -----------
Total Increase (Decrease) In Net Assets.      --        (35,469,379)   26,169,293    22,524,622     40,266,013   19,857,644
Net Assets:
Beginning Of Period.....................      --         35,469,379    65,767,867    43,243,245     96,758,279   76,900,635
                                             ---       ------------   -----------   -----------   ------------  -----------
End Of Period...........................     $--       $         --   $91,937,160   $65,767,867   $137,024,292  $96,758,279
                                             ===       ============   ===========   ===========   ============  ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                           VALIC Company II                                           Vanguard
                                             Conservative                 Vanguard              LifeStrategy Moderate
                                         Growth Lifestyle Fund    LifeStrategy Growth Fund           Growth Fund
                                              Division 50                Division 52                 Division 53
                                       ------------------------  --------------------------  --------------------------
                                       For The Year For The Year For The Year  For The Year  For The Year  For The Year
                                          Ended        Ended        Ended         Ended         Ended         Ended
                                       December 31, December 31, December 31,  December 31,  December 31,  December 31,
                                           2007         2006         2007          2006          2007          2006
                                       ------------ ------------ ------------  ------------  ------------  ------------
Operations:
   Net Investment Income (Loss)....... $   416,783  $  (249,434) $  1,529,955  $  1,021,836  $  2,517,052  $  1,837,530
   Net Realized Gains (Losses) From
     Securities Transactions..........   3,327,987    3,205,714     7,347,149     3,895,451     7,159,382     4,132,038
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................  (1,048,873)     153,751    (1,850,268)    8,070,488    (1,913,846)    6,690,311
                                       -----------  -----------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net Assets From
  Operations..........................   2,695,897    3,110,031     7,026,836    12,987,775     7,762,588    12,659,879
                                       -----------  -----------  ------------  ------------  ------------  ------------
Principal Transactions:
   Purchase Payments..................  10,344,451    6,772,988    28,179,262    16,965,778    29,619,833    18,061,209
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals......................  (4,109,166)  (3,790,193)  (10,855,795)   (9,466,984)  (12,260,450)  (14,040,990)
   Annuity Benefit Payments...........          --           --            --            --          (573)         (528)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............   7,120,617      185,624     4,966,138     3,957,735     2,233,394       430,301
   Contract Charges...................      (9,464)      (8,994)      (28,334)      (26,496)      (33,142)      (34,292)
   Return Of Capital To VALIC.........          --           --            --            --            --            --
                                       -----------  -----------  ------------  ------------  ------------  ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................  13,346,438    3,159,425    22,261,271    11,430,033    19,559,062     4,415,700
                                       -----------  -----------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In Net
  Assets..............................  16,042,335    6,269,456    29,288,107    24,417,808    27,321,650    17,075,579
Net Assets:
Beginning Of Period...................  39,257,936   32,988,480   109,113,565    84,695,757   122,483,607   105,408,028
                                       -----------  -----------  ------------  ------------  ------------  ------------
End Of Period......................... $55,300,271  $39,257,936  $138,401,672  $109,113,565  $149,805,257  $122,483,607
                                       ===========  ===========  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                         Vanguard LifeStrategy                                 Evergreen Fundamental Large
                                       Conservative Growth Fund  Evergreen Special Values Fund          Cap Fund
                                              Division 54             Division 55 /(1)/             Division 56 /(1)/
                                       ------------------------  ----------------------------  --------------------------
                                       For The Year For The Year   For The      For The Year     For The     For The Year
                                          Ended        Ended      Year Ended       Ended        Year Ended      Ended
                                       December 31, December 31, December 31,   December 31,   December 31,  December 31,
                                           2007         2006         2007           2006           2007          2006
                                       ------------ ------------ ------------  -------------   ------------ -------------
Operations:
   Net Investment Income (Loss)....... $ 1,201,286  $   879,966      $--       $  (1,350,618)      $--      $    (531,538)
   Net Realized Gains (Losses) From
     Securities Transactions..........   2,200,273    1,428,299       --          59,050,349        --          8,282,245
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................    (625,064)   1,479,567       --         (26,218,508)       --         (3,551,528)
                                       -----------  -----------      ---       -------------       ---      -------------
Increase (Decrease) In Net Assets From
  Operations..........................   2,776,495    3,787,832       --          31,481,223        --          4,199,179
                                       -----------  -----------      ---       -------------       ---      -------------
Principal Transactions:
   Purchase Payments..................   9,201,839    4,574,035       --          24,136,427        --         15,946,121
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals......................  (5,421,468)  (5,153,866)      --         (10,572,485)       --         (3,728,304)
   Annuity Benefit Payments...........          --           --       --             (10,133)       --                 --
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............   4,567,304      451,413       --        (354,331,101)       --       (181,032,939)
   Contract Charges...................     (10,663)     (12,073)      --             (20,847)       --            (21,848)
   Return Of Capital To VALIC.........          --           --       --                  --        --                 --
                                       -----------  -----------      ---       -------------       ---      -------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................   8,337,012     (140,491)      --        (340,798,139)       --       (168,836,970)
                                       -----------  -----------      ---       -------------       ---      -------------
Total Increase (Decrease) In Net
  Assets..............................  11,113,507    3,647,341       --        (309,316,916)       --       (164,637,791)
Net Assets:
Beginning Of Period...................  45,741,166   42,093,825       --         309,316,916        --        164,637,791
                                       -----------  -----------      ---       -------------       ---      -------------
End Of Period......................... $56,854,673  $45,741,166      $--       $          --       $--      $          --
                                       ===========  ===========      ===       =============       ===      =============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                    VALIC Company II Core Bond      VALIC Company II
                                       Evergreen Equity Income Fund            Fund                Strategic Bond Fund
                                           Division 57 /(1)/               Division 58                 Division 59
                                       ---------------------------  -------------------------  --------------------------
                                         For The     For The Year   For The Year  For The Year For The Year  For The Year
                                        Year Ended      Ended          Ended         Ended        Ended         Ended
                                       December 31,  December 31,   December 31,  December 31, December 31,  December 31,
                                           2007          2006           2007          2006         2007          2006
                                       ------------  ------------   ------------  ------------ ------------  ------------
Operations:
   Net Investment Income (Loss).......     $--       $    (38,982)  $  5,155,892  $ 1,967,221  $ 11,632,894  $  6,323,289
   Net Realized Gains (Losses) From
     Securities Transactions..........      --            936,102        314,588      (21,341)    4,156,164     3,573,934
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................      --            172,557       (524,990)     936,506    (6,475,332)    4,308,912
                                           ---       ------------   ------------  -----------  ------------  ------------
Increase (Decrease) In Net Assets From
  Operations..........................      --          1,069,677      4,945,490    2,882,386     9,313,726    14,206,135
                                           ---       ------------   ------------  -----------  ------------  ------------
Principal Transactions:
   Purchase Payments..................      --          1,362,209     17,912,635    4,785,320    55,015,432    40,136,862
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals......................      --           (912,386)   (12,066,330)  (5,771,109)  (21,169,760)  (14,538,568)
   Annuity Benefit Payments...........      --                 --         (1,353)      (1,359)       (1,071)         (721)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............      --        (26,283,973)   106,564,096   31,216,856    45,932,483    39,832,414
   Contract Charges...................      --             (2,766)       (19,289)     (14,182)      (43,545)      (40,099)
   Return Of Capital To VALIC.........      --                 --             --           --            --            --
                                           ---       ------------   ------------  -----------  ------------  ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................      --        (25,836,916)   112,389,759   30,215,526    79,733,539    65,389,888
                                           ---       ------------   ------------  -----------  ------------  ------------
Total Increase (Decrease) In Net
  Assets..............................      --        (24,767,239)   117,335,249   33,097,912    89,047,265    79,596,023
Net Assets:
Beginning Of Period...................      --         24,767,239     86,881,501   53,783,589   227,453,211   147,857,188
                                           ---       ------------   ------------  -----------  ------------  ------------
End Of Period.........................     $--       $         --   $204,216,750  $86,881,501  $316,500,476  $227,453,211
                                           ===       ============   ============  ===========  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                            VALIC Company II
                                          High Yield Bond Fund             Janus Fund         AIM Large Cap Growth Fund
                                               Division 60              Division 61/(1)/           Division 62/(1)/
                                       --------------------------  -------------------------  -------------------------
                                       For The Year  For The Year    For The    For The Year    For The    For The Year
                                          Ended         Ended       Year Ended     Ended       Year Ended     Ended
                                       December 31,  December 31,  December 31, December 31,  December 31, December 31,
                                           2007          2006          2007         2006          2007         2006
                                       ------------  ------------  ------------ ------------  ------------ ------------
Operations:
   Net Investment Income (Loss)....... $  9,379,496  $  4,834,859      $--      $   (197,776)     $--      $    (75,732)
   Net Realized Gains (Losses) From
     Securities Transactions..........    2,626,397     4,484,859       --         6,570,703       --         2,411,870
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................  (12,332,359)    1,635,701       --        (5,660,371)      --        (2,479,134)
                                       ------------  ------------      ---      ------------      ---      ------------
Increase (Decrease) In Net Assets From
  Operations..........................     (326,466)   10,955,419       --           712,556       --          (142,996)
                                       ------------  ------------      ---      ------------      ---      ------------
Principal Transactions:
   Purchase Payments..................   26,041,719    15,974,022       --         2,784,559       --           129,687
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals......................  (15,127,286)  (10,790,160)      --        (1,771,748)      --          (662,778)
   Annuity Benefit Payments...........         (331)         (254)      --              (106)      --              (277)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............   61,914,256    24,802,619       --       (52,351,367)      --       (17,887,933)
   Contract Charges...................      (35,676)      (28,092)      --            (5,557)      --            (1,738)
   Return Of Capital To VALIC.........           --            --       --                --       --                --
                                       ------------  ------------      ---      ------------      ---      ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................   72,792,682    29,958,135       --       (51,344,219)      --       (18,423,039)
                                       ------------  ------------      ---      ------------      ---      ------------
Total Increase (Decrease) In Net
  Assets..............................   72,466,216    40,913,554       --       (50,631,663)      --       (18,566,035)
Net Assets:
Beginning Of Period...................  123,140,383    82,226,829       --        50,631,663       --        18,566,035
                                       ------------  ------------      ---      ------------      ---      ------------
End Of Period......................... $195,606,599  $123,140,383      $--      $         --      $--      $         --
                                       ============  ============      ===      ============      ===      ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                              Credit Suisse                MSIF Trust
                                                          Small Cap Growth Fund     Mid Cap Growth Portfolio
                                                             Division 63/(1)/           Division 64/(1)/
                                                        -------------------------  --------------------------
                                                          For The    For The Year    For The     For The Year
                                                         Year Ended     Ended       Year Ended      Ended
                                                        December 31, December 31,  December 31,  December 31,
                                                            2007         2006          2007          2006
                                                        ------------ ------------  ------------ -------------
Operations:
   Net Investment Income (Loss)........................     $--      $   (228,855)     $--      $    (516,248)
   Net Realized Gains (Losses) From Securities
     Transactions......................................      --         5,109,289       --         29,590,378
   Net Change In Unrealized Appreciation
     (Depreciation) During The Period..................      --        (2,710,278)      --        (25,526,791)
                                                            ---      ------------      ---      -------------
Increase (Decrease) In Net Assets From Operations......      --         2,170,156       --          3,547,339
                                                            ---      ------------      ---      -------------
Principal Transactions:
   Purchase Payments...................................      --         3,360,043       --          8,399,788
   Surrenders Of Accumulation Units By Terminations
     And Withdrawals...................................      --        (2,072,415)      --         (3,843,880)
   Annuity Benefit Payments............................      --              (121)      --               (672)
   Amounts Transferred From (To) Other Divisions Or
     VALIC General Account, Net........................      --       (54,245,605)      --       (123,879,585)
   Contract Charges....................................      --            (3,922)      --             (6,540)
   Return Of Capital To VALIC..........................      --                --       --                 --
                                                            ---      ------------      ---      -------------
   Increase (Decrease) In Net Assets Resulting From
     Principal Transactions............................      --       (52,962,020)      --       (119,330,889)
                                                            ---      ------------      ---      -------------
Total Increase (Decrease) In Net Assets................      --       (50,791,864)      --       (115,783,550)
Net Assets:
Beginning Of Period....................................      --        50,791,864       --        115,783,550
                                                            ---      ------------      ---      -------------
End Of Period..........................................     $--      $         --      $--      $          --
                                                            ===      ============      ===      =============

                                                                Evergreen
                                                           Special Equity Fund
                                                            Division 65 /(1)/
                                                        -------------------------
                                                          For The    For The Year
                                                         Year Ended     Ended
                                                        December 31, December 31,
                                                            2007         2006
                                                        ------------ ------------
Operations:
   Net Investment Income (Loss)........................     $--      $   (183,844)
   Net Realized Gains (Losses) From Securities
     Transactions......................................      --         6,889,108
   Net Change In Unrealized Appreciation
     (Depreciation) During The Period..................      --        (4,802,740)
                                                            ---      ------------
Increase (Decrease) In Net Assets From Operations......      --         1,902,524
                                                            ---      ------------
Principal Transactions:
   Purchase Payments...................................      --         1,474,104
   Surrenders Of Accumulation Units By Terminations
     And Withdrawals...................................      --        (2,012,047)
   Annuity Benefit Payments............................      --              (135)
   Amounts Transferred From (To) Other Divisions Or
     VALIC General Account, Net........................      --       (46,286,264)
   Contract Charges....................................      --            (3,672)
   Return Of Capital To VALIC..........................      --                --
                                                            ---      ------------
   Increase (Decrease) In Net Assets Resulting From
     Principal Transactions............................      --       (46,828,014)
                                                            ---      ------------
Total Increase (Decrease) In Net Assets................      --       (44,925,490)
Net Assets:
Beginning Of Period....................................      --        44,925,490
                                                            ---      ------------
End Of Period..........................................     $--      $         --
                                                            ===      ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                   SIT                        SIT                        Ariel
                                          Small Cap Growth Fund       Mid Cap Growth Fund                 Fund
                                            Division 66 /(1)/           Division 67/(1)/              Division 68
                                       --------------------------  -------------------------  ---------------------------
                                         For The     For The Year    For The    For The Year  For The Year   For The Year
                                        Year Ended      Ended       Year Ended     Ended         Ended          Ended
                                       December 31,  December 31,  December 31, December 31,  December 31,   December 31,
                                           2007          2006          2007         2006          2007           2006
                                       ------------ -------------  ------------ ------------  ------------  -------------
Operations:
   Net Investment Income (Loss).......     $--      $    (556,002)     $--      $   (122,742) $ (3,444,485) $  (5,132,652)
   Net Realized Gains (Losses) From
     Securities Transactions..........      --         34,693,466       --         6,158,656    68,914,860     67,891,300
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................      --        (26,287,925)      --        (5,761,532)  (75,631,189)   (15,446,849)
                                           ---      -------------      ---      ------------  ------------  -------------
Increase (Decrease) In Net Assets From
  Operations..........................      --          7,849,539       --           274,382   (10,160,814)    47,311,799
                                           ---      -------------      ---      ------------  ------------  -------------
Principal Transactions:
   Purchase Payments..................      --          9,160,849       --         1,646,029    60,921,206     78,810,412
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals......................      --         (4,250,509)      --        (1,289,404)  (55,007,587)   (51,146,855)
   Annuity Benefit Payments...........      --               (114)      --              (203)      (48,104)       (41,142)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............      --       (138,948,029)      --       (30,117,777)  (60,053,093)  (119,658,570)
   Contract Charges...................      --             (8,493)      --            (1,898)     (118,280)      (158,894)
   Return Of Capital To VALIC.........      --                 --       --                --            --             --
                                           ---      -------------      ---      ------------  ------------  -------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................      --       (134,046,296)      --       (29,763,253)  (54,305,858)   (92,195,049)
                                           ---      -------------      ---      ------------  ------------  -------------
Total Increase (Decrease) In Net
  Assets..............................      --       (126,196,757)      --       (29,488,871)  (64,466,672)   (44,883,250)
Net Assets:
Beginning Of Period...................      --        126,196,757       --        29,488,871   521,090,657    565,973,907
                                           ---      -------------      ---      ------------  ------------  -------------
End Of Period.........................     $--      $          --      $--      $         --  $456,623,985  $ 521,090,657
                                           ===      =============      ===      ============  ============  =============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                                                   Dreyfus BASIC
                                         Ariel Appreciation Fund    Lou Holland Growth Fund  U.S. Mortgage Securities Fund
                                               Division 69                Division 70             Division 71/(1)/
                                       --------------------------  ------------------------  ----------------------------
                                       For The Year  For The Year  For The Year For The Year   For The      For The Year
                                          Ended         Ended         Ended        Ended      Year Ended       Ended
                                       December 31,  December 31,  December 31, December 31, December 31,   December 31,
                                           2007          2006          2007         2006         2007           2006
                                       ------------  ------------  ------------ ------------ ------------   ------------
Operations:
   Net Investment Income (Loss)....... $ (1,852,315) $ (3,647,010) $  (431,198) $  (425,708)     $--        $  1,174,334
   Net Realized Gains (Losses) From
     Securities Transactions..........   55,011,533    52,341,971    3,042,811    2,110,328       --          (4,739,419)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................  (58,781,127)  (12,576,769)   1,555,715      572,744       --           2,757,006
                                       ------------  ------------  -----------  -----------      ---        ------------
Increase (Decrease) In Net Assets From
  Operations..........................   (5,621,909)   36,118,192    4,167,328    2,257,364       --            (808,079)
                                       ------------  ------------  -----------  -----------      ---        ------------
Principal Transactions:
   Purchase Payments..................   37,725,510    51,570,472    4,715,831    5,824,909       --           4,744,765
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals......................  (41,535,160)  (40,593,497)  (3,606,836)  (4,347,402)      --          (3,599,646)
   Annuity Benefit Payments...........      (62,422)      (61,665)      (1,703)      (1,524)      --              (2,569)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............  (53,742,629)  (91,011,267)  (8,373,668)  16,232,089       --         (87,853,954)
   Contract Charges...................      (94,309)     (130,622)      (5,129)      (7,006)      --              (7,431)
   Return Of Capital To VALIC.........           --            --           --           --       --                  --
                                       ------------  ------------  -----------  -----------      ---        ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................  (57,709,010)  (80,226,579)  (7,271,505)  17,701,066       --         (86,718,835)
                                       ------------  ------------  -----------  -----------      ---        ------------
Total Increase (Decrease) In Net
  Assets..............................  (63,330,919)  (44,108,387)  (3,104,177)  19,958,430       --         (87,526,914)
Net Assets:
Beginning Of Period...................  389,077,554   433,185,941   52,564,459   32,606,029       --          87,526,914
                                       ------------  ------------  -----------  -----------      ---        ------------
End Of Period......................... $325,746,635  $389,077,554  $49,460,282  $52,564,459      $--        $         --
                                       ============  ============  ===========  ===========      ===        ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                            VALIC Company I             VALIC Company I            VALIC Company I
                                         Blue Chip Growth Fund       Health Sciences Fund             Value Fund
                                              Division 72                 Division 73                Division 74
                                       -------------------------  --------------------------  -------------------------
                                       For The Year  For The Year For The Year  For The Year  For The Year For The Year
                                          Ended         Ended        Ended         Ended         Ended        Ended
                                       December 31,  December 31, December 31,  December 31,  December 31, December 31,
                                           2007          2006         2007          2006          2007         2006
                                       ------------  ------------ ------------  ------------  ------------ ------------
Operations:
   Net Investment Income (Loss)....... $   (806,209) $  (499,920) $ (1,859,413) $ (1,789,335) $  (476,080) $     37,346
   Net Realized Gains (Losses) From
     Securities Transactions..........    6,018,450    2,269,050    27,088,099    32,013,459    7,562,037    19,950,936
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................    6,943,383    4,650,944     3,955,725   (17,594,711)  (5,044,755)   (4,512,867)
                                       ------------  -----------  ------------  ------------  -----------  ------------
Increase (Decrease) In Net Assets From
  Operations..........................   12,155,624    6,420,074    29,184,411    12,629,413    2,041,202    15,475,415
                                       ------------  -----------  ------------  ------------  -----------  ------------
Principal Transactions:
   Purchase Payments..................   18,661,691   13,324,033    20,970,204    25,262,134   16,227,353    22,064,577
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals......................  (11,416,195)  (6,730,315)  (17,421,623)  (16,676,712)  (6,549,704)   (8,436,849)
   Annuity Benefit Payments...........       (3,210)      (1,456)       (6,158)       (5,323)          --            --
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............   31,167,089   18,863,675   (11,467,891)  (14,410,790)   7,288,913   (93,109,175)
   Contract Charges...................      (17,331)     (16,081)      (44,568)      (56,098)     (18,500)      (54,295)
   Return Of Capital To VALIC.........           --           --            --            --           --   (12,946,909)
                                       ------------  -----------  ------------  ------------  -----------  ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................   38,392,044   25,439,856    (7,970,036)   (5,886,789)  16,948,062   (92,482,651)
                                       ------------  -----------  ------------  ------------  -----------  ------------
Total Increase (Decrease) In Net
  Assets..............................   50,547,668   31,859,930    21,214,375     6,742,624   18,989,264   (77,007,236)
Net Assets:
Beginning Of Period...................   89,544,506   57,684,576   186,129,645   179,387,021   78,190,690   155,197,926
                                       ------------  -----------  ------------  ------------  -----------  ------------
End Of Period......................... $140,092,174  $89,544,506  $207,344,020  $186,129,645  $97,179,954  $ 78,190,690
                                       ============  ===========  ============  ============  ===========  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                            VALIC Company I              VALIC Company I            VALIC Company I
                                       Broad Cap Value Income Fund     Large Cap Core Fund     Inflation Protected Fund
                                              Division 75                  Division 76                Division 77
                                       --------------------------  --------------------------  ------------------------
                                       For The Year  For The Year  For The Year  For The Year  For The Year For The Year
                                          Ended         Ended         Ended         Ended         Ended        Ended
                                       December 31,  December 31,  December 31,  December 31,  December 31, December 31,
                                           2007          2006          2007          2006          2007         2006
                                       ------------  ------------  ------------  ------------  ------------ ------------
Operations:
   Net Investment Income (Loss)....... $   200,894   $   130,347   $   (334,176) $    169,652  $   551,117  $   433,801
   Net Realized Gains (Losses) From
     Securities Transactions..........   2,040,608       187,037      9,962,791       239,745     (131,071)    (216,367)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................  (1,981,073)    2,978,524     (3,093,566)    7,344,741      707,380     (273,565)
                                       -----------   -----------   ------------  ------------  -----------  -----------
Increase (Decrease) In Net Assets From
  Operations..........................     260,429     3,295,908      6,535,049     7,754,138    1,127,426      (56,131)
                                       -----------   -----------   ------------  ------------  -----------  -----------
Principal Transactions:
   Purchase Payments..................   3,217,804     1,995,521     14,868,784    15,815,981    1,538,943    1,991,115
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals......................  (2,564,881)   (1,450,717)    (6,569,476)   (4,437,363)  (1,188,253)  (1,369,795)
   Annuity Benefit Payments...........          --            --             --            --           --           --
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............    (411,484)   22,437,911    (50,881,878)   82,429,858    1,165,819     (540,203)
   Contract Charges...................      (5,993)       (6,587)       (80,939)      (66,693)      (2,128)      (2,545)
   Return Of Capital To VALIC.........          --      (128,223)            --    (2,500,012)          --     (249,652)
                                       -----------   -----------   ------------  ------------  -----------  -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................     235,446    22,847,905    (42,663,509)   91,241,771    1,514,381     (171,080)
                                       -----------   -----------   ------------  ------------  -----------  -----------
Total Increase (Decrease) In Net
  Assets..............................     495,875    26,143,813    (36,128,460)   98,995,909    2,641,807     (227,211)
Net Assets:
Beginning Of Period...................  28,635,647     2,491,834    101,460,906     2,464,997   16,162,137   16,389,348
                                       -----------   -----------   ------------  ------------  -----------  -----------
End Of Period......................... $29,131,522   $28,635,647   $ 65,332,446  $101,460,906  $18,803,944  $16,162,137
                                       ===========   ===========   ============  ============  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                          VALIC Company I               VALIC Company I               AIG SunAmerica
                                            Growth Fund           Large Capital Growth Fund Fund 2010 High Watermark Fund
                                            Division 78                   Division 79                   Division 80
                                  ------------------------------  -----------------------------  ------------------------
                                   For The Year    For The Year   For The Year    For The Year   For The Year For The Year
                                      Ended           Ended          Ended           Ended          Ended        Ended
                                   December 31,    December 31,   December 31,    December 31,   December 31, December 31,
                                       2007            2006           2007            2006           2007         2006
                                  --------------  --------------  ------------    ------------   ------------ ------------
Operations:
   Net Investment Income
     (Loss)...................... $   (9,744,385) $   (6,108,328) $ (4,290,207)   $ (1,933,194)  $   535,576  $   602,267
   Net Realized Gains (Losses)
     From Securities
     Transactions................     23,460,133      (6,569,770)   19,465,903       1,814,508       670,127    1,282,169
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period...........    169,917,484      19,816,216    59,689,865      37,115,069        14,693     (418,952)
                                  --------------  --------------   ------------   ------------   -----------  -----------
Increase (Decrease) In Net Assets
  From Operations................    183,633,232       7,138,118    74,865,561      36,996,383     1,220,396    1,465,484
                                  --------------  --------------   ------------   ------------   -----------  -----------
Principal Transactions:
   Purchase Payments.............     74,346,157      56,184,050    36,841,336      26,572,670     3,072,631    4,694,148
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals.................   (122,704,008)    (69,600,123)  (61,263,225)    (36,695,808)   (2,998,148)  (2,386,389)
   Annuity Benefit Payments......        (22,177)        (12,037)       (8,123)         (4,749)           --           --
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net.........................   (153,475,180)  1,068,529,746   (59,070,677)    557,222,180    (1,883,753)  (1,153,833)
   Contract Charges..............       (327,390)       (327,764)     (180,681)       (174,101)       (6,497)      (7,620)
   Return Of Capital To
     VALIC.......................             --      (2,211,588)           --     (10,299,117)           --           --
                                  --------------  --------------   ------------   ------------   -----------  -----------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions......   (202,182,598)  1,052,562,284   (83,681,370)    536,621,075    (1,815,767)   1,146,306
                                  --------------  --------------   ------------   ------------   -----------  -----------
Total Increase (Decrease) In Net
  Assets.........................    (18,549,366)  1,059,700,402    (8,815,809)    573,617,458      (595,371)   2,611,790
Net Assets:
Beginning Of Period..............  1,062,147,902       2,447,500   584,207,335      10,589,877    27,500,286   24,888,496
                                  --------------  --------------   ------------   ------------   -----------  -----------
End Of Period.................... $1,043,598,536  $1,062,147,902  $575,391,526    $584,207,335   $26,904,915  $27,500,286
                                  ==============  ==============   ============   ============   ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                            AIG SunAmerica            AIG SunAmerica             VALIC Company I
                                       2015 High Watermark Fund  2020 High Watermark Fund  Mid Cap Strategic Growth Fund
                                              Division 81               Division 82                Division 83
                                       ------------------------  ------------------------  ----------------------------
                                       For The Year For The Year For The Year For The Year For The Year   For The Year
                                          Ended        Ended        Ended        Ended        Ended          Ended
                                       December 31, December 31, December 31, December 31, December 31,   December 31,
                                           2007         2006         2007         2006         2007           2006
                                       ------------ ------------ ------------ ------------ ------------   ------------
Operations:
   Net Investment Income (Loss)....... $   570,977  $   553,174  $   309,169  $   239,726  $ (3,235,212)  $ (1,676,424)
   Net Realized Gains (Losses) From
     Securities Transactions..........   1,737,445    1,837,925      960,547      821,389    16,736,599     (1,525,355)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................  (1,117,528)    (268,956)    (751,151)    (140,001)   68,795,889      5,391,674
                                       -----------  -----------  -----------  -----------  ------------   ------------
Increase (Decrease) In Net Assets From
  Operations..........................   1,190,894    2,122,143      518,565      921,114    82,297,276      2,189,895
                                       -----------  -----------  -----------  -----------  ------------   ------------
Principal Transactions:
   Purchase Payments..................   3,237,285    4,430,046    2,261,179    2,117,062    26,790,383     19,232,925
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals......................  (2,626,055)  (1,338,453)    (677,864)    (469,920)  (34,250,946)   (19,356,295)
   Annuity Benefit Payments...........          --           --           --           --        (7,485)        (2,562)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............    (364,832)   1,277,678       64,629      848,921    10,855,493    305,906,368
   Contract Charges...................      (5,655)      (6,083)      (3,958)      (3,983)     (103,808)       (98,347)
   Return Of Capital To VALIC.........          --           --           --           --            --    (11,071,713)
                                       -----------  -----------  -----------  -----------  ------------   ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................     240,743    4,363,188    1,643,986    2,492,080     3,283,637    294,610,376
                                       -----------  -----------  -----------  -----------  ------------   ------------
Total Increase (Decrease) In Net
  Assets..............................   1,431,637    6,485,331    2,162,551    3,413,194    85,580,913    296,800,271
Net Assets:
Beginning Of Period...................  25,675,636   19,190,305   10,770,509    7,357,315   308,222,026     11,421,755
                                       -----------  -----------  -----------  -----------  ------------   ------------
End Of Period......................... $27,107,273  $25,675,636  $12,933,060  $10,770,509  $393,802,939   $308,222,026
                                       ===========  ===========  ===========  ===========  ============   ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                                                          VALIC Company I
                                             VALIC Company I               VALIC Company I           Small Cap Aggressive Growth
                                       Small Cap Special Values Fund Small Cap Strategic Growth Fund           Fund
                                               Division 84                   Division 85                    Division 86
                                       ----------------------------  ------------------------------  --------------------------
                                       For The Year   For The Year   For The Year    For The Year    For The Year  For The Year
                                          Ended          Ended          Ended           Ended           Ended         Ended
                                       December 31,   December 31,   December 31,    December 31,    December 31,  December 31,
                                           2007           2006           2007            2006            2007          2006
                                       ------------   ------------   ------------    ------------    ------------  ------------
Operations:
   Net Investment Income (Loss)....... $ (1,043,452)  $      7,642   $ (1,455,114)   $   (988,460)   $  (543,790)  $  (290,923)
   Net Realized Gains (Losses) From
     Securities Transactions..........   23,164,078      1,616,131      2,156,595      (1,581,064)     1,228,669      (982,827)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................  (57,016,573)    27,746,339     (4,922,708)      3,763,585      5,042,616        48,374
                                       ------------   ------------    ------------    ------------   -----------   -----------
Increase (Decrease) In Net Assets From
  Operations..........................  (34,895,947)    29,370,112     (4,221,227)      1,194,061      5,727,495    (1,225,376)
                                       ------------   ------------    ------------    ------------   -----------   -----------
Principal Transactions:
   Purchase Payments..................   41,690,636     30,940,490     17,313,288      14,226,470      6,891,948     4,198,623
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals......................  (36,466,006)   (19,589,783)   (15,462,865)     (9,788,292)    (4,940,122)   (2,770,638)
   Annuity Benefit Payments...........      (29,031)       (16,469)          (581)           (343)          (294)         (160)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............  (66,186,552)   337,661,726    (34,543,310)    162,069,870     13,087,897    49,279,395
   Contract Charges...................      (63,499)       (60,749)       (33,990)        (33,287)       (12,043)      (10,554)
   Return Of Capital To VALIC.........           --     (5,144,994)            --      (2,421,053)            --    (2,335,189)
                                       ------------   ------------    ------------    ------------   -----------   -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................  (61,054,452)   343,790,221    (32,727,458)    164,053,365     15,027,386    48,361,477
                                       ------------   ------------    ------------    ------------   -----------   -----------
Total Increase (Decrease) In Net
  Assets..............................  (95,950,399)   373,160,333    (36,948,685)    165,247,426     20,754,881    47,136,101
Net Assets:
Beginning Of Period...................  378,076,062      4,915,729    167,737,426       2,490,000     49,588,601     2,452,500
                                       ------------   ------------    ------------    ------------   -----------   -----------
End Of Period......................... $282,125,663   $378,076,062   $130,788,741    $167,737,426    $70,343,482   $49,588,601
                                       ============   ============    ============    ============   ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                       VALIC Company I             VALIC Company I              VALIC Company I
                                        Global Equity              Global Strategy               Foreign Value
                                            Fund                        Fund                         Fund
                                         Division 87                 Division 88                  Division 89
                                 --------------------------  --------------------------  ----------------------------
                                 For The Year  For The Year  For The Year  For The Year   For The Year   For The Year
                                    Ended         Ended         Ended         Ended          Ended          Ended
                                 December 31,  December 31,  December 31,  December 31,   December 31,   December 31,
                                     2007          2006          2007          2006           2007           2006
                                 ------------  ------------  ------------  ------------  --------------  ------------
Operations:
   Net Investment Income
     (Loss)..................... $  3,505,325  $  3,080,665  $  2,435,864  $  3,588,808  $     (634,887) $  4,587,611
   Net Realized Gains (Losses)
     From Securities
     Transactions...............   35,707,235     2,227,387    17,228,120     3,692,302      47,485,028     2,359,954
   Net Change In Unrealized
     Appreciation
     (Depreciation) During The
     Period.....................   (5,804,988)   44,356,845    21,538,202    38,168,310      48,139,096    87,396,743
                                 ------------  ------------  ------------  ------------  --------------  ------------
   Increase (Decrease) In Net
     Assets From Operations.....   33,407,572    49,664,897    41,202,186    45,449,420      94,989,237    94,344,308
                                 ------------  ------------  ------------  ------------  --------------  ------------
Principal Transactions:
   Purchase Payments............   32,482,020    19,245,520    42,147,036    23,167,987     110,351,896    45,611,271
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals................  (45,173,662)  (25,217,652)  (43,899,859)  (26,711,581)    (95,292,018)  (41,797,209)
   Annuity Benefit Payments.....      (10,108)       (5,290)      (64,167)      (12,628)        (10,141)       (5,198)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net........................   (8,011,960)  388,532,683    25,449,325   402,396,362     180,041,285   748,010,554
   Contract Charges.............     (110,212)     (100,084)      (85,564)      (70,953)       (201,509)     (117,173)
   Return Of Capital To
     VALIC......................           --    (2,697,928)           --    (5,465,867)             --    (2,715,718)
                                 ------------  ------------  ------------  ------------  --------------  ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions.....  (20,823,922)  379,757,249    23,546,771   393,303,320     194,889,513   748,986,527
                                 ------------  ------------  ------------  ------------  --------------  ------------
Total Increase (Decrease) In Net
  Assets........................   12,583,650   429,422,146    64,748,957   438,752,740     289,878,750   843,330,835
Net Assets:
Beginning Of Period.............  431,929,034     2,506,888   443,822,281     5,069,541     845,856,625     2,525,790
                                 ------------  ------------  ------------  ------------  --------------  ------------
End Of Period................... $444,512,684  $431,929,034  $508,571,238  $443,822,281  $1,135,735,375  $845,856,625
                                 ============  ============  ============  ============  ==============  ============

(1)Funds were closed as of May 29, 2006.

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      Of
                  The Variable Annuity Life Insurance Company

                         Notes to Financial Statements

1. Organization

The Variable Annuity Life Insurance Company Separate Account A (the "Separate Account") is a segregated investment account that was established by The Variable Annuity Life Insurance Company ("VALIC") to fund variable annuity insurance contracts issued by VALIC. VALIC is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement savings and asset management. The Separate Account is registered with the Securities and Exchange Commission as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account includes the following variable annuity products:
Portfolio Director, Group Unit Purchase, IMPACT, Independence Plus, and
Potentia.

The Separate Account contracts are sold primarily by VALIC's exclusive sales force. The distributor of these contracts is American General Distributors, Inc., an affiliate of VALIC; however, all commissions are paid by VALIC. No underwriting fees are paid in connection with the distribution of these contracts.

VALIC serves as the investment adviser to the VALIC Company I and II Series. VALIC also serves as the transfer agent and accounting services agent to the VALIC Company I and II Series. AIG Global Investment Corporation ("AIGGIC") and SunAmerica Asset Management Corporation ("SAAMCO"), each an affiliate of VALIC, serve as investment sub-advisers to certain underlying mutual funds of each series. Third-party portfolio managers manage the remaining mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

Effective May 30, 2006 the VALIC Company I Income & Growth Fund changed its name to the VALIC Company I Core Value Fund. Effective October 01, 2007 the VALIC Company I Social Awareness fund changed its name to the VALIC Company I Global Social Awareness Fund. Effective December 10, 2007 the VALIC Company I VALIC Ultra Fund changed its name to the VALIC Company I Growth Fund.

The Separate Account is comprised of sixty five sub-accounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in the Funds listed below.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

1. Organization (continued)

VALIC filed an application with the SEC and was granted approval to replace certain Variable Account Options offered in Portfolio Director in a process called a "Fund Substitution". Effective on the close of business on May 26, 2006, VALIC moved the Separate Account assets from the Funds listed below as "Replaced Funds" into the Funds listed below as "Replacement Funds".

Replaced Fund                                             Replacement Fund
-------------                                             ----------------------------------------------

Evergreen Equity Income Fund (Division 57)                Broad Cap Value Income Fund (Division 75)

Evergreen Fundamental Large Cap Fund (Division 56)        Large Cap Core Fund (Division 76)

American Century Ultra Fund (Division 31)                 Growth Fund (Division 78)

Large Cap Growth Fund (Division 30)

AIM Large Cap Cap Growth Fund (Division 62)               Large Capital Growth Fund (Division 79)

Janus Fund (Division 61)

Putnam New Opportunities Fund (Division 26)

MSIF Trust Mid Cap Growth Fund (Division 64)              Mid Cap Strategic Growth Fund (Division 83)

Putnam OTC & Emerging Growth Fund (Division 27)

SIT Mid Cap Growth Fund (Division 67)

Evergreen Special Values Fund (Division 55)               Small Cap Special Values Fund (Division 84)

SIT Small Cap Growth Fund (Division 66)                   Small Cap Strategic Growth Fund (Division 85)

Evergreen Special Equity Fund (Division 55)

Credit Suisse Small Cap Growth Fund (Division 63)         Small Cap Aggressive Growth Fund (Division 86)

Janus Adviser Worldwide Fund (Division 47)                Global Equity Fund (Division 87)

Putnam Global Equity Fund (Division 28)

Templeton Global Asset Allocation Fund (Division 19)      Global Strategy Fund (Division 88)

Templeton Foreign Fund (Division 32)                      Foreign Value Fund (Division 89)

Dreyfus BASIC U.S. Mortgage Securities Fund (Division 71) Capital Conservation Fund (Division 7)

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

1. Organization (continued)

VALIC Company I Funds

Capital Conservation Fund (Division 1 and 7)                 Nasdaq-100(R) Index Fund (Division 46)
Money Market I Fund (Division 2 and 6)                       Blue Chip Growth Fund (Division 72)
Mid Cap Index Fund (Division 4)                              Health Sciences Fund (Division 73)
Asset Allocation Fund (Division 5)                           Value Fund (Division 74)
Government Securities Fund (Division 8)                      Broad Cap Value Income Fund (Division 75)
Stock Index Fund (Divisions 10A, B, C, and D)                Large Cap Core Fund (Division 76)
International Equities Fund (Division 11)                    Inflation Protected Fund (Division 77)
Global Social Awareness Fund (Division 12)                   Growth Fund (Division 78)
International Government Bond Fund (Division 13)             Large Capital Growth Fund (Division 79)
Small Cap Index Fund (Division 14)                           Mid Cap Strategic Growth Fund (Division 83)
Core Equity Fund (Division 15)                               Small Cap Special Values Fund (Division 84)
Growth & Income Fund (Division 16)                           Small Cap Strategic Growth Fund (Division 85)
Science & Technology Fund (Division 17)                      Small Cap Aggressive Growth Fund (Division 86)
Small Cap Fund (Division 18)                                 Global Equity Fund (Division 87)
International Growth I Fund (Division 20)                    Global Strategy Fund (Division 88)
Core Value Fund (Division 21)                                Foreign Value Fund (Division 89)

VALIC Company II Funds                                       Money Market II Fund (Division 44)
International Small Cap Equity Fund (Division 33)            Aggressive Growth Lifestyle Fund (Division 48)
Small Cap Growth Fund (Division 35)                          Moderate Growth Lifestyle Fund (Division 49)
Small Cap Value Fund (Division 36)                           Conservative Growth Lifestyle Fund (Division 50)
Mid Cap Growth Fund (Division 37)                            Core Bond Fund (Division 58)
Mid Cap Value Fund (Division 38)                             Strategic Bond Fund (Division 59)
Capital Appreciation Fund (Division 39)                      High Yield Bond Fund (Division 60)
Large Cap Value Fund (Division 40)
Socially Responsible Fund (Division 41)

Other Funds                                                  Ariel Fund (Division 68)
Vanguard Long-Term Investment-Grade Fund (Division 22)       Ariel Appreciation Fund (Division 69)
Vanguard Long-Term Treasury Fund (Division 23)               Lou Holland Growth Fund (Division 70)
Vanguard Windsor II Fund (Division 24)                       SunAmerica 2010 High Watermark Fund (Division 80)
Vanguard Wellington Fund (Division 25)                       SunAmerica 2015 High Watermark Fund (Division 81)
Vanguard LifeStrategy Growth Fund (Division 52)              SunAmerica 2020 High Watermark Fund (Division 82)
Vanguard LifeStrategy Moderate Growth Fund (Division 53)
Vanguard LifeStrategy Conservative Growth Fund (Division 54)

The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC.

In addition to the sixty five divisions above, a contract owner may allocate contract funds to a fixed account, which is part of VALIC's general account. Contract owners should refer to the Portfolio Director prospectus, Group Unit Purchase prospectus, IMPACT prospectus, Independence Plus prospectus, and/or the Potentia prospectus for a complete description of the available Funds and fixed account.

Net premiums from the contracts are allocated to the divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the Statements of Changes in Net Assets.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

2. Summary of Significant Accounting Policies

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with accounting principals general accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

Investment Valuation: Investments in the Funds are valued at the net asset value per share at the close of each business day as reported by each Fund, which value their securities at fair value.

Investment Transactions and Related Investment Income: Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale. The cost basis to calculate the realized gains and losses is determined by recording purchases and subsequent sales on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts on Benefit: Participants are able to elect assumed interest rates between 3.0% and 6.0% in determining annuity payments. Reserves are calculated according to the 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table, depending on the calendar year of annuitization.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, VALIC makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to VALIC. VALIC received a net mortality transfer from the Separate Account of $311,101 and $213,299 for the years ended December 31, 2007 and 2006, respectively.

Accumulation Units: Accumulation units are the basic valuation unit of a deferred variable annuity. Such units are valued daily to reflect investment performance and the prorated daily deduction for mortality and expense risk charges, net of any applicable expense reimbursements. VALIC offers both standard and enhanced contracts, which have different mortality and expense risk charges.

Federal Income Taxes: VALIC qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of VALIC and are not taxed separately. Under the current provisions of the Code, VALIC does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

3. Charges and Deductions

Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

Mortality and Expense Risk Charge: Deductions for mortality and expense risks assumed by VALIC are calculated daily, at an annual rate, on the average daily net asset value of the underlying Funds comprising the divisions attributable to the contract owners and are paid to VALIC. The mortality and expense risk charges for each division is shown in the table below. The charges range from 0.21% to 1.45% based on the average daily net asset value of each division. The exact rate depends on the particular product issued and the division selected. This charge is guaranteed and cannot be increased by VALIC. The mortality and expense risk charges are to compensate VALIC for assuming mortality and expense risks under the contract. The mortality risk that VALIC assumes is the obligation to provide payments during the payout period for the life of the contract, no matter how long that might be. In addition, VALIC assumes the obligation to pay during the purchase period a death benefit. The expense risk is VALIC's obligation to cover the cost of issuing and administering the contract, no matter how large the cost may be. These charges are included on the mortality and expense risk charge line of the Statement of Operations.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

3. Charges and Deductions (Continued)

 Divisions                              Risk Charges
 ---------                              -------------------------------------

 10B                                    0.85% on the first $10 million
                                        0.425% on the next $90 million
                                        0.21% on the excess over $100 million

 1, 2, 4 through 8, 10A, 10C, 10D, 11   0.60% - 1.00%
 through 18, 20, 21, 30,
 33, 35 through 41, 44 through 46, 48
 through 50,
 58 through 60, 72 through 89

 19, 22 through 28, 31, 32, 47, 52      0.85% - 1.25%
 through 57, 61 through 71

 Potentia Product                       0.95% - 1.45%
 4, 6, 10C, 12, 14, 16, 17, 26 through
 28, 31, 35, 39,
 47 through 50, 58, 59, 78, 79, 83, 87

Mortality and expense risk charges of the Separate Account's divisions' 10A and 10B (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

Divisions                             Expense Limitations
---------                             -------------------
10A.................................. 1.4157% on the first $359,065,787
                                      1.36% on the next $40,934,213
                                      1.32% on the excess over $400 million
10B.................................. 0.6966% on the first $25,434,267
                                      0.50% on the first $74,565,733
                                      0.25% on the excess over $100 million

Separate Account Expense Reimbursements or Credits: Certain of the Funds or their affiliates have an agreement with VALIC to pay VALIC for administrative and shareholder services provided to the underlying Fund. VALIC applied these payments to reduce its charges to the division investing in that Fund. In addition, VALIC currently reimburses or credits certain divisions a portion of VALIC's mortality and expense risk charges, as shown in the table above. The reimbursements are included on the reimbursement of expenses line of the statement of operations. Such crediting arrangements are voluntary, and may be changed by VALIC at any time. The expense reimbursements are credited at the annual rates shown below.

Divisions                                                     Expense Reduction
---------                                                     -----------------
22, 23, 26 through 28, 32, 33, 35 through 41, 44, 47 through        0.25%
  50, 55 through 71..........................................
31...........................................................       0.21%

Account Maintenance Charge: An account maintenance charge of $3.75 is assessed on each contract (except those relating to divisions 10A and 10B, contracts within division 10D are assessed a $30 annual maintenance charge) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. The account maintenance charge is to reimburse VALIC for administrative expenses for establishing and maintaining the record keeping for the divisions. Account maintenance charges for all divisions in the Separate Account totaled $5,925,103 and $6,854,050 for the years ended December 31, 2007 and 2006, respectively. These charges are paid by redemption of units outstanding and are included as part of the contract charges line of the Statement of Changes in Net Assets.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

3. Charges and Deductions (Continued)

Surrender Charge: When money is withdrawn from a participant's account, a surrender charge may be deducted from the amount withdrawn. VALIC received surrender charges of $6,795,722 and $7,474,099 for the years ended December 31, 2007 and 2006, respectively. The surrender charges are paid by redemption of units outstanding and represent the sum of all divisions presented in the Separate Account. These charges are included as part of the surrenders of accumulation units by termination and withdrawal line of the Statement of Changes in Net Assets.

Sales and Administrative Charge: Certain purchase payments into divisions 10A and 10B are subject to a sales and administrative charge. The percentage rate charged is based on the amount of purchase payment received. VALIC received $12,231 and $512 for the year ended December 31, 2007, in sales and administrative charges on variable annuity purchase payments for divisions 10A and 10B, respectively. VALIC received $12,954 and $342 for the year ended December 31, 2006, in sales and administrative charges on variable annuity purchase payments for divisions 10A and 10B, respectively. The sales and administrative charges are paid by redemption of units outstanding and represent the sum of all divisions presented in the Separate Account. These charges are included as part of the purchase payments line of the Statement of Changes in Net Assets.

Premium Tax Charge: Taxes on purchase payments are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%. If the law of the state, city, or town requires premium taxes to be paid when purchase payments are made, VALIC will deduct the tax from such payments prior to depositing the payments into the separate account. Otherwise, such tax will be deducted from the account value when annuity payments are to begin.

Guaranteed Minimum Withdrawal Charge: An optional annualized fee percentage of 0.65% for a guaranteed minimum withdrawal benefit ("GMWB") charge may be assessed on certain contracts based on eligible purchase payments made into the contract (called the "Benefit Base"). The fee is deducted quarterly and is calculated as a percentage of the Benefit Base on the date the fee is deducted. The GMWB charges for all divisions in the Separate Account totaled $2,601,420 and $73,338 for the years ended December 31, 2007 and 2006, respectively. These charges are paid by redemption of units outstanding and are included as part of the contract charges line of the Statement of Changes in Net Assets.

Other Matters Related to Separate Account Charges: Capital surplus (which represents VALIC's investment in the Separate Account) amounts reflected in the statements of net assets for Divisions 75 and 77 and are not subject to contract owner charges since they do not represent reserves for annuity contracts issued.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

4. Purchases and Sales of Investments

The aggregate cost of shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2007 consist of the following:

                                                                  Cost of Shares Proceeds from
Underlying Fund                                        Division      Acquired     Shares Sold
---------------                                      ------------ -------------- -------------
VALIC Company I Capital Conservation Fund...........        1 & 7  $ 44,101,668  $ 74,944,696
VALIC Company I Money Market I Fund.................        2 & 6   318,502,452   259,814,934
VALIC Company I Mid Cap Index Fund..................            4   714,211,078   347,678,155
VALIC Company I Asset Allocation Fund...............            5    33,646,082    32,009,593
VALIC Company I Government Securities Fund..........            8    30,289,929    31,177,531
VALIC Company I Stock Index Fund.................... 10A, B, C, D   796,017,619   863,852,032
VALIC Company I International Equities Fund.........           11   300,701,751   204,286,211
VALIC Company I Global Social Awareness Fund........           12   123,763,148    71,627,213
VALIC Company I International Government Bond Fund..           13    36,258,728    32,455,813
VALIC Company I Small Cap Index Fund................           14   328,539,335   181,974,316
VALIC Company I Core Equity Fund....................           15    30,832,998   106,930,867
VALIC Company I Growth & Income Fund................           16    23,568,654    31,698,722
VALIC Company I Science & Technology Fund...........           17    84,414,515   254,131,420
VALIC Company I Small Cap Fund......................           18    92,609,136   146,138,961
VALIC Company I International Growth I Fund.........           20   126,624,103   114,986,263
VALIC Company I Core Value Fund.....................           21    34,434,987    63,928,990
Vanguard Long-Term Investment-Grade Fund............           22    41,259,439    75,472,060
Vanguard Long-Term Treasury Fund....................           23    60,767,087    67,513,849
Vanguard Windsor II Fund............................           24   445,617,788   347,708,073
Vanguard Wellington Fund............................           25   385,919,589   265,467,044
VALIC Company II International Small Cap Equity Fund           33   330,726,925   107,765,131
VALIC Company II Small Cap Growth Fund..............           35    20,345,473    13,755,933
VALIC Company II Small Cap Value Fund...............           36   153,535,142    35,080,425
VALIC Company II Mid Cap Growth Fund................           37    50,215,106    19,004,017
VALIC Company II Mid Cap Value Fund.................           38   184,616,166    90,900,010
VALIC Company II Capital Appreciation Fund..........           39    26,057,950     4,937,467
VALIC Company II Large Cap Value Fund...............           40   178,212,075    70,734,798
VALIC Company II Socially Responsible Fund..........           41   651,941,395    71,053,908
VALIC Company II Money Market II Fund...............           44   330,948,167   217,752,491
VALIC Company I Nasdaq-100(R) Index Fund............           46    34,570,637    29,953,659
VALIC Company II Aggressive Growth Lifestyle Fund...           48    43,232,676    18,424,657
VALIC Company II Moderate Growth Lifestyle Fund.....           49    64,646,534    26,396,277
VALIC Company II Conservative Growth Lifestyle Fund.           50    26,972,328    11,207,414
Vanguard LifeStrategy Growth Fund...................           52    47,592,211    27,592,496
Vanguard LifeStrategy Moderate Growth Fund..........           53    51,229,039    35,287,201
Vanguard LifeStrategy Conservative Growth Fund......           54    23,262,626    15,691,334
VALIC Company II Core Bond Fund.....................           58   134,873,446    18,348,942
VALIC Company II Strategic Bond Fund................           59   129,227,524    37,509,553
VALIC Company II High Yield Bond Fund...............           60   120,929,104    39,390,388
Ariel Fund..........................................           68   105,559,828   126,612,176

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

4. Purchases and Sales of Investments (Continued)

                                                          Cost of Shares Proceeds from
Underlying Fund                                  Division    Acquired     Shares Sold
---------------                                  -------- -------------- -------------
Ariel Appreciation Fund.........................    69      73,217,533    103,732,978
Lou Holland Growth Fund.........................    70       7,822,637     14,255,158
VALIC Company I Blue Chip Growth Fund...........    72      57,900,023     23,197,916
VALIC Company I Health Sciences Fund............    73      48,829,308     42,108,053
VALIC Company I Value Fund......................    74      58,711,310     35,862,727
VALIC Company I Broad Cap Value Income Fund.....    75       8,994,348      7,755,967
VALIC Company I Large Cap Core Fund.............    76      20,256,530     60,502,201
VALIC Company I Inflation Protected Fund........    77       7,562,945      5,787,744
VALIC Company I Growth Fund.....................    78      81,601,339    306,412,714
VALIC Company I Large Capital Growth Fund.......    79      46,001,407    143,433,423
AIG SunAmerica 2010 High Watermark Fund.........    80       7,156,122      7,840,758
AIG SunAmerica 2015 High Watermark Fund.........    81      10,052,920      7,689,323
AIG SunAmerica 2020 High Watermark Fund.........    82       5,670,509      2,851,628
VALIC Company I Mid Cap Strategic Growth Fund...    83      77,908,935     72,820,627
VALIC Company I Small Cap Special Values Fund...    84      54,669,806    100,554,311
VALIC Company I Small Cap Strategic Growth Fund.    85      14,834,906     50,323,259
VALIC Company I Small Cap Aggressive Growth Fund    86      30,088,041     15,981,308
VALIC Company I Global Equity Fund..............    87      87,700,104     91,760,640
VALIC Company I Global Strategy Fund............    88     106,122,879     72,913,984
VALIC Company I Foreign Value Fund..............    89     325,375,158    109,950,605

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2007.

                                    VALIC                VALIC
                                  Company I            Company I              VALIC                VALIC
                                   Capital              Capital             Company I            Company I
                                 Conservation         Conservation            Money                Money
                                     Fund                 Fund            Market I Fund        Market I Fund
                                  Division 1           Division 7          Division 2           Division 6
                             -------------------  -------------------  -------------------  -------------------
Contracts with Mortality and
  Expense Risk Charge of:    1.00%/(2)(3)(4)(5)/  1.00%/(2)(3)(4)(5)/  1.00%/(2)(3)(4)(5)/           1.45%/(1)/
                             -------------------  -------------------  -------------------  -------------------
Accumulation Unit Value.....           5.1885482            2.9055420            3.0004698            1.0758500
Net Assets Attributable to
  Accumulation Units
  Outstanding...............           2,849,671          140,537,032            1,316,532              480,655
                             ===================  ===================  ===================  ===================
Accumulation Units Issued...              38,188            8,087,583              194,400              574,325
Accumulation Units
  Redeemed..................            (135,574)         (20,096,805)            (269,634)            (619,227)
                             -------------------  -------------------  -------------------  -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............             (97,386)         (12,009,222)             (75,234)             (44,902)
Beginning Accumulation Units
  Outstanding...............             646,707           60,382,625              514,112              491,670
                             -------------------  -------------------  -------------------  -------------------
Ending Accumulation Units
  Outstanding...............             549,321           48,373,403              438,878              446,768
                             ===================  ===================  ===================  ===================
Contracts with Mortality and
  Expense Risk Charge of:                                  0.80%/(2)/                       1.00%/(2)(3)(4)(5)/
                                                  -------------------                       -------------------
Accumulation Unit Value.....                                3.0321589                                 2.1186127
Net Assets Attributable to
  Accumulation Units
  Outstanding...............                               33,086,576                               349,222,734
                                                  ===================                       ===================
Accumulation Units Issued...                                3,088,546                               106,808,298
Accumulation Units
  Redeemed..................                               (4,302,605)                              (89,151,029)
                                                  -------------------                       -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............                               (1,214,059)                               17,657,269
Beginning Accumulation Units
  Outstanding...............                               12,126,261                               147,203,713
                                                  -------------------                       -------------------
Ending Accumulation Units
  Outstanding...............                               10,912,202                               164,860,982
                                                  ===================                       ===================
Contracts with Mortality and
  Expense Risk Charge of:                                  0.60%/(2)/                                0.95%/(1)/
                                                  -------------------                       -------------------
Accumulation Unit Value.....                                3.1687830                                 1.0892801
Net Assets Attributable to
  Accumulation Units
  Outstanding...............                                1,339,981                                        --
                                                  ===================                       ===================
Accumulation Units Issued...                                  185,594                                        --
Accumulation Units
  Redeemed..................                                 (202,320)                                       --
                                                  -------------------                       -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............                                  (16,726)                                       --
Beginning Accumulation Units
  Outstanding...............                                  439,627                                        --
                                                  -------------------                       -------------------
Ending Accumulation Units
  Outstanding...............                                  422,901                                        --
                                                  ===================                       ===================
Contracts with Mortality and
  Expense Risk Charge of:                                                                            0.80%/(2)/
                                                                                            -------------------
Accumulation Unit Value.....                                                                          2.2114863
Net Assets Attributable to
  Accumulation Units
  Outstanding...............                                                                         86,914,669
                                                                                            ===================
Accumulation Units Issued...                                                                         27,988,767
Accumulation Units
  Redeemed..................                                                                        (22,611,211)
                                                                                            -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............                                                                          5,377,556
Beginning Accumulation Units
  Outstanding...............                                                                         33,924,139
                                                                                            -------------------
Ending Accumulation Units
  Outstanding...............                                                                         39,301,695
                                                                                            ===================
Contracts with Mortality and
  Expense Risk Charge of:                                                                            0.60%/(2)/
                                                                                            -------------------
Accumulation Unit Value.....                                                                          2.3110403
Net Assets Attributable to
  Accumulation Units
  Outstanding...............                                                                         16,166,177
                                                                                            ===================
Accumulation Units Issued...                                                                          9,633,329
Accumulation Units
  Redeemed..................                                                                         (7,947,027)
                                                                                            -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............                                                                          1,686,302
Beginning Accumulation Units
  Outstanding...............                                                                          5,309,159
                                                                                            -------------------
Ending Accumulation Units
  Outstanding...............                                                                          6,995,461
                                                                                            ===================

                                    VALIC                VALIC
                                  Company I            Company I
                                Mid Cap Index       Asset Allocation
                                    Fund                  Fund
                                 Division 4            Division 5
                             -------------------  -------------------
Contracts with Mortality and
  Expense Risk Charge of:             1.45%/(1)/  1.00%/(2)(3)(4)(5)/
                             -------------------  -------------------
Accumulation Unit Value.....           1.5535310            5.2179918
Net Assets Attributable to
  Accumulation Units
  Outstanding...............              90,579          154,609,672
                             ===================  ===================
Accumulation Units Issued...              73,388            3,107,341
Accumulation Units
  Redeemed..................            (176,513)          (5,083,867)
                             -------------------  -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............            (103,125)          (1,976,526)
Beginning Accumulation Units
  Outstanding...............             161,430           31,608,964
                             -------------------  -------------------
Ending Accumulation Units
  Outstanding...............              58,305           29,632,438
                             ===================  ===================
Contracts with Mortality and
  Expense Risk Charge of:    1.00%/(2)(3)(4)(5)/           0.80%/(2)/
                             -------------------  -------------------
Accumulation Unit Value.....          10.8110930            5.4666452
Net Assets Attributable to
  Accumulation Units
  Outstanding...............       2,350,448,771           12,994,912
                             ===================  ===================
Accumulation Units Issued...          33,285,799              522,288
Accumulation Units
  Redeemed..................         (23,206,748)            (732,914)
                             -------------------  -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............          10,079,051             (210,626)
Beginning Accumulation Units
  Outstanding...............         207,349,862            2,587,780
                             -------------------  -------------------
Ending Accumulation Units
  Outstanding...............         217,428,913            2,377,154
                             ===================  ===================
Contracts with Mortality and
  Expense Risk Charge of:             0.95%/(1)/           0.60%/(2)/
                             -------------------  -------------------
Accumulation Unit Value.....           1.7516156            5.7395785
Net Assets Attributable to
  Accumulation Units
  Outstanding...............                  --              292,819
                             ===================  ===================
Accumulation Units Issued...                  --               15,704
Accumulation Units
  Redeemed..................                  --               (5,986)
                             -------------------  -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............                  --                9,718
Beginning Accumulation Units
  Outstanding...............                  --               41,299
                             -------------------  -------------------
Ending Accumulation Units
  Outstanding...............                  --               51,017
                             ===================  ===================
Contracts with Mortality and
  Expense Risk Charge of:             0.80%/(2)/
                             -------------------
Accumulation Unit Value.....          11.3441442
Net Assets Attributable to
  Accumulation Units
  Outstanding...............         516,050,035
                             ===================
Accumulation Units Issued...           9,560,127
Accumulation Units
  Redeemed..................          (3,787,548)
                             -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............           5,772,579
Beginning Accumulation Units
  Outstanding...............          39,718,568
                             -------------------
Ending Accumulation Units
  Outstanding...............          45,491,147
                             ===================
Contracts with Mortality and
  Expense Risk Charge of:             0.60%/(2)/
                             -------------------
Accumulation Unit Value.....          11.9322926
Net Assets Attributable to
  Accumulation Units
  Outstanding...............          40,300,836
                             ===================
Accumulation Units Issued...             755,194
Accumulation Units
  Redeemed..................            (641,589)
                             -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............             113,605
Beginning Accumulation Units
  Outstanding...............           3,264,013
                             -------------------
Ending Accumulation Units
  Outstanding...............           3,377,618
                             ===================

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2007.

                         VALIC                VALIC            VALIC             VALIC                VALIC
                       Company I            Company I        Company I         Company I            Company I
                      Government           Stock Index      Stock Index       Stock Index          Stock Index
                    Securities Fund            Fund             Fund              Fund                 Fund
                      Division 8           Division 10A     Division 10B      Division 10C         Division 10D
                  -------------------  -------------------  ------------  -------------------  -------------------
Contracts with
  Mortality and
  Expense Risk
  Charge of:      1.00%/(2)(3)(4)(5)/  1.00%/(2)(3)(4)(5)/  0.4335%/(3)/           1.45%/(1)/  1.00%/(2)(3)(4)(5)/
                  -------------------  -------------------  ------------  -------------------  -------------------
Accumulation
  Unit Value.....           3.0186889           27.4847071    46.4759334            1.1009367           10.3396867
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding....          87,693,485          204,435,926    18,297,559               44,379           24,198,405
                  ===================  ===================  ============  ===================  ===================
Accumulation
  Units Issued...           6,973,714              112,181         6,771               58,848               70,252
Accumulation
  Units
  Redeemed.......          (8,682,556)          (1,315,408)      (46,444)             (60,542)            (421,661)
                  -------------------  -------------------  ------------  -------------------  -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding....          (1,708,842)          (1,203,227)      (39,673)              (1,694)            (351,409)
Beginning
  Accumulation
  Units
  Outstanding....          30,761,335            8,641,455       433,212               42,004            2,691,954
                  -------------------  -------------------  ------------  -------------------  -------------------
Ending
  Accumulation
  Units
  Outstanding....          29,052,493            7,438,228       393,539               40,310            2,340,545
                  ===================  ===================  ============  ===================  ===================
Contracts with
  Mortality and
  Expense Risk
  Charge of:               0.80%/(2)/                                     1.00%/(2)(3)(4)(5)/
                  -------------------                                     -------------------
Accumulation
  Unit Value.....           3.1502616                                               5.8341649
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding....          14,093,431                                           3,742,552,922
                  ===================                                     ===================
Accumulation
  Units Issued...           1,800,319                                              56,744,783
Accumulation
  Units
  Redeemed.......          (1,443,439)                                           (107,828,776)
                  -------------------                                     -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding....             356,880                                             (51,083,993)
Beginning
  Accumulation
  Units
  Outstanding....           4,116,952                                             692,630,109
                  -------------------                                     -------------------
Ending
  Accumulation
  Units
  Outstanding....           4,473,832                                             641,546,116
                  ===================                                     ===================
Contracts with
  Mortality and
  Expense Risk
  Charge of:               0.60%/(2)/                                              0.95%/(1)/
                  -------------------                                     -------------------
Accumulation
  Unit Value.....           3.2921429                                               1.5254710
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding....             564,587                                                      --
                  ===================                                     ===================
Accumulation
  Units Issued...             188,735                                                      --
Accumulation
  Units
  Redeemed.......            (140,008)                                                     --
                  -------------------                                     -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding....              48,727                                                      --
Beginning
  Accumulation
  Units
  Outstanding....             122,767                                                      --
                  -------------------                                     -------------------
Ending
  Accumulation
  Units
  Outstanding....             171,494                                                      --
                  ===================                                     ===================
Contracts with
  Mortality and
  Expense Risk
  Charge of:                                                                       0.80%/(2)/
                                                                          -------------------
Accumulation
  Unit Value.....                                                                   6.0679903
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding....                                                                 741,805,285
                                                                          ===================
Accumulation
  Units Issued...                                                                  19,361,076
Accumulation
  Units
  Redeemed.......                                                                 (14,731,844)
                                                                          -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding....                                                                   4,629,232
Beginning
  Accumulation
  Units
  Outstanding....                                                                 117,621,590
                                                                          -------------------
Ending
  Accumulation
  Units
  Outstanding....                                                                 122,250,822
                                                                          ===================
Contracts with
  Mortality and
  Expense Risk
  Charge of:                                                                       0.60%/(2)/
                                                                          -------------------
Accumulation
  Unit Value.....                                                                   6.3254124
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding....                                                                 106,354,842
                                                                          ===================
Accumulation
  Units Issued...                                                                   2,298,006
Accumulation
  Units
  Redeemed.......                                                                  (2,945,427)
                                                                          -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding....                                                                    (647,421)
Beginning
  Accumulation
  Units
  Outstanding....                                                                  17,461,782
                                                                          -------------------
Ending
  Accumulation
  Units
  Outstanding....                                                                  16,814,361
                                                                          ===================

                         VALIC                VALIC
                       Company I            Company I
                     International        Global Social
                     Equities Fund        Awareness Fund
                      Division 11          Division 12
                  -------------------  -------------------
Contracts with
  Mortality and
  Expense Risk
  Charge of:      1.00%/(2)(3)(4)(5)/           1.45%/(1)/
                  -------------------  -------------------
Accumulation
  Unit Value.....           2.1529176            1.0942446
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding....         893,382,861                  600
                  ===================  ===================
Accumulation
  Units Issued...          88,315,641                  276
Accumulation
  Units
  Redeemed.......         (70,055,535)             (30,407)
                  -------------------  -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding....          18,260,106              (30,132)
Beginning
  Accumulation
  Units
  Outstanding....         396,739,220               30,680
                  -------------------  -------------------
Ending
  Accumulation
  Units
  Outstanding....         414,999,326                  548
                  ===================  ===================
Contracts with
  Mortality and
  Expense Risk
  Charge of:               0.80%/(2)/  1.00%/(2)(3)(4)(5)/
                  -------------------  -------------------
Accumulation
  Unit Value.....           2.2321097            4.4229117
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding....         165,670,051          350,097,546
                  ===================  ===================
Accumulation
  Units Issued...          25,037,926           10,276,196
Accumulation
  Units
  Redeemed.......         (15,179,640)         (12,007,620)
                  -------------------  -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding....           9,858,286           (1,731,424)
Beginning
  Accumulation
  Units
  Outstanding....          64,365,451           80,893,362
                  -------------------  -------------------
Ending
  Accumulation
  Units
  Outstanding....          74,223,737           79,161,938
                  ===================  ===================
Contracts with
  Mortality and
  Expense Risk
  Charge of:               0.60%/(2)/           0.95%/(1)/
                  -------------------  -------------------
Accumulation
  Unit Value.....           2.3152193            1.4926049
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding....           7,812,334                   --
                  ===================  ===================
Accumulation
  Units Issued...           2,055,526                   --
Accumulation
  Units
  Redeemed.......          (1,216,969)                  --
                  -------------------  -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding....             838,557                   --
Beginning
  Accumulation
  Units
  Outstanding....           2,536,156                   --
                  -------------------  -------------------
Ending
  Accumulation
  Units
  Outstanding....           3,374,713                   --
                  ===================  ===================
Contracts with
  Mortality and
  Expense Risk
  Charge of:                                    0.80%/(2)/
                                       -------------------
Accumulation
  Unit Value.....                                4.5788292
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding....                               90,339,223
                                       ===================
Accumulation
  Units Issued...                                5,154,206
Accumulation
  Units
  Redeemed.......                               (2,350,445)
                                       -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding....                                2,803,761
Beginning
  Accumulation
  Units
  Outstanding....                               16,926,134
                                       -------------------
Ending
  Accumulation
  Units
  Outstanding....                               19,729,895
                                       ===================
Contracts with
  Mortality and
  Expense Risk
  Charge of:                                    0.60%/(2)/
                                       -------------------
Accumulation
  Unit Value.....                                4.7492440
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding....                                4,636,997
                                       ===================
Accumulation
  Units Issued...                                  218,597
Accumulation
  Units
  Redeemed.......                                 (152,375)
                                       -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding....                                   66,222
Beginning
  Accumulation
  Units
  Outstanding....                                  910,144
                                       -------------------
Ending
  Accumulation
  Units
  Outstanding....                                  976,366
                                       ===================

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2007.


                                   VALIC                 VALIC                  VALIC                 VALIC
                              Company I Int'l          Company I              Company I             Company I
                                Government             Small Cap             Core Equity            Growth &
                                 Bond Fund            Index Fund                Fund               Income Fund
                                Division 13           Division 14            Division 15           Division 16
                          ----------------------  -------------------  ----------------------  -------------------
Contracts with Mortality
  and Expense Risk
  Charge of:              1.00%/(2) (3) (4) (5)/           1.45%/(1)/  1.00%/(2) (3) (4) (5)/           1.45%/(1)/
                          ----------------------  -------------------  ----------------------  -------------------
Accumulation Unit Value..              2.4953089            1.4448353               2.4148114            1.0867546
Net Assets Attributable
  to Accumulation Units
  Outstanding............            116,477,934               42,476             331,347,853               51,811
                          ======================  ===================  ======================  ===================
Accumulation Units Issued              8,495,689               61,181               7,721,136               45,332
Accumulation Units
  Redeemed...............            (10,598,953)            (110,036)            (34,787,403)             (30,117)
                          ----------------------  -------------------  ----------------------  -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding............             (2,103,264)             (48,855)            (27,066,267)              15,215
Beginning Accumulation
  Units Outstanding......             48,786,599               78,253             164,294,892               32,461
                          ----------------------  -------------------  ----------------------  -------------------
Ending Accumulation
  Units Outstanding......             46,683,335               29,398             137,228,625               47,676
                          ======================  ===================  ======================  ===================
Contracts with Mortality
  and Expense Risk
  Charge of:                          0.80%/(2)/  1.00%/(2)(3)(4)(5)/              0.80%/(2)/  1.00%/(2)(3)(4)(5)/
                          ----------------------  -------------------  ----------------------  -------------------
Accumulation Unit Value..              2.5756896            3.7893139               2.4786558            2.6447480
Net Assets Attributable
  to Accumulation Units
  Outstanding............             22,787,770          943,389,412              59,535,498          113,679,358
                          ======================  ===================  ======================  ===================
Accumulation Units Issued              2,472,247           42,054,940               2,981,419            4,744,096
Accumulation Units
  Redeemed...............             (2,063,562)         (31,919,173)             (4,935,823)         (10,074,052)
                          ----------------------  -------------------  ----------------------  -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding............                408,685           10,135,767              (1,954,404)          (5,329,956)
Beginning Accumulation
  Units Outstanding......              8,438,812          238,851,921              25,973,836           48,317,136
                          ----------------------  -------------------  ----------------------  -------------------
Ending Accumulation
  Units Outstanding......              8,847,497          248,987,688              24,019,432           42,987,180
                          ======================  ===================  ======================  ===================
Contracts with Mortality
  and Expense Risk
  Charge of:                          0.60%/(2)/           0.95%/(1)/              0.60%/(2)/           0.95%/(1)/
                          ----------------------  -------------------  ----------------------  -------------------
Accumulation Unit Value..              2.6608418            1.6698045               2.5474039            1.4996287
Net Assets Attributable
  to Accumulation Units
  Outstanding............              2,531,331                   --               3,413,054                   --
                          ======================  ===================  ======================  ===================
Accumulation Units Issued                724,916                   --                 136,705                   --
Accumulation Units
  Redeemed...............               (188,209)                  --                (339,661)                  --
                          ----------------------  -------------------  ----------------------  -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding............                536,707                   --                (202,956)                  --
Beginning Accumulation
  Units Outstanding......                414,922                   --               1,542,826                   --
                          ----------------------  -------------------  ----------------------  -------------------
Ending Accumulation
  Units Outstanding......                951,629                   --               1,339,870                   --
                          ======================  ===================  ======================  ===================
Contracts with Mortality
  and Expense Risk
  Charge of:                                               0.80%/(2)/                                   0.80%/(2)/
                                                  -------------------                          -------------------
Accumulation Unit Value..                                   3.9047505                                    2.7148288
Net Assets Attributable
  to Accumulation Units
  Outstanding............                                 192,280,194                                   17,181,724
                                                  ===================                          ===================
Accumulation Units Issued                                  11,605,209                                    1,334,151
Accumulation Units
  Redeemed...............                                  (6,741,934)                                  (1,511,041)
                                                  -------------------                          -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding............                                   4,863,275                                     (176,890)
Beginning Accumulation
  Units Outstanding......                                  44,380,293                                    6,505,783
                                                  -------------------                          -------------------
Ending Accumulation
  Units Outstanding......                                  49,243,568                                    6,328,893
                                                  ===================                          ===================
Contracts with Mortality
  and Expense Risk
  Charge of:                                               0.60%/(2)/                                   0.60%/(2)/
                                                  -------------------                          -------------------
Accumulation Unit Value..                                   4.0292261                                    2.7901549
Net Assets Attributable
  to Accumulation Units
  Outstanding............                                  17,797,626                                      819,476
                                                  ===================                          ===================
Accumulation Units Issued                                   1,265,056                                      120,159
Accumulation Units
  Redeemed...............                                  (1,055,052)                                     (29,114)
                                                  -------------------                          -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding............                                     210,004                                       91,045
Beginning Accumulation
  Units Outstanding......                                   4,207,324                                      202,754
                                                  -------------------                          -------------------
Ending Accumulation
  Units Outstanding......                                   4,417,328                                      293,799
                                                  ===================                          ===================

                                 VALIC
                               Company I                                        VALIC
                               Science &               VALIC                  Company I
                              Technology             Company I              International
                                 Fund              Small Cap Fund           Growth I Fund
                              Division 17           Division 18              Division 20
                          -------------------  ----------------------  ----------------------
Contracts with Mortality
  and Expense Risk
  Charge of:                       1.45%/(1)/  1.00%/(2) (3) (4) (5)/  1.00%/(2) (3) (4) (5)/
                          -------------------  ----------------------  ----------------------
Accumulation Unit Value..           0.6182619               2.6756491               2.6447755
Net Assets Attributable
  to Accumulation Units
  Outstanding............              26,507             369,793,936             523,356,478
                          ===================  ======================  ======================
Accumulation Units Issued              21,367               9,476,652              30,028,418
Accumulation Units
  Redeemed...............             (24,716)            (42,248,082)            (34,889,793)
                          -------------------  ----------------------  ----------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding............              (3,349)            (32,771,430)             (4,861,375)
Beginning Accumulation
  Units Outstanding......              46,223             170,990,484             202,762,589
                          -------------------  ----------------------  ----------------------
Ending Accumulation
  Units Outstanding......              42,874             138,219,054             197,901,214
                          ===================  ======================  ======================
Contracts with Mortality
  and Expense Risk
  Charge of:              1.00%/(2)(3)(4)(5)/              0.80%/(2)/              0.80%/(2)/
                          -------------------  ----------------------  ----------------------
Accumulation Unit Value..           2.6891037               2.7585594               2.7257829
Net Assets Attributable
  to Accumulation Units
  Outstanding............         785,235,125              56,384,138             171,054,331
                          ===================  ======================  ======================
Accumulation Units Issued          21,944,494               3,728,801              15,556,206
Accumulation Units
  Redeemed...............         (79,392,581)             (5,052,354)             (6,191,105)
                          -------------------  ----------------------  ----------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding............         (57,448,087)             (1,323,553)              9,365,101
Beginning Accumulation
  Units Outstanding......         349,489,774              21,763,492              53,390,070
                          -------------------  ----------------------  ----------------------
Ending Accumulation
  Units Outstanding......         292,041,687              20,439,939              62,755,171
                          ===================  ======================  ======================
Contracts with Mortality
  and Expense Risk
  Charge of:                       0.95%/(1)/              0.60%/(2)/              0.60%/(2)/
                          -------------------  ----------------------  ----------------------
Accumulation Unit Value..           1.5061314               2.8560299               2.8126659
Net Assets Attributable
  to Accumulation Units
  Outstanding............                  --               3,907,336               7,037,804
                          ===================  ======================  ======================
Accumulation Units Issued                  --                  68,160                 956,215
Accumulation Units
  Redeemed...............                  --                (330,856)               (717,018)
                          -------------------  ----------------------  ----------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding............                  --                (262,696)                239,197
Beginning Accumulation
  Units Outstanding......                  --               1,630,818               2,263,168
                          -------------------  ----------------------  ----------------------
Ending Accumulation
  Units Outstanding......                  --               1,368,122               2,502,365
                          ===================  ======================  ======================
Contracts with Mortality
  and Expense Risk
  Charge of:                       0.80%/(2)/
                          -------------------
Accumulation Unit Value..           2.7596866
Net Assets Attributable
  to Accumulation Units
  Outstanding............         164,377,812
                          ===================
Accumulation Units Issued           8,836,456
Accumulation Units
  Redeemed...............         (13,652,889)
                          -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding............          (4,816,433)
Beginning Accumulation
  Units Outstanding......          64,380,758
                          -------------------
Ending Accumulation
  Units Outstanding......          59,564,325
                          ===================
Contracts with Mortality
  and Expense Risk
  Charge of:                       0.60%/(2)/
                          -------------------
Accumulation Unit Value..           2.8363255
Net Assets Attributable
  to Accumulation Units
  Outstanding............          26,459,575
                          ===================
Accumulation Units Issued           1,440,454
Accumulation Units
  Redeemed...............          (2,455,363)
                          -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding............          (1,014,909)
Beginning Accumulation
  Units Outstanding......          10,343,844
                          -------------------
Ending Accumulation
  Units Outstanding......           9,328,935
                          ===================

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2007.



                         VALIC                   Vanguard                Vanguard            Vanguard       Vanguard
                     Company I Core           LT Investment-             Long-Term          Windsor II     Wellington
                       Value Fund               Grade Fund             Treasury Fund           Fund           Fund
                      Division 21              Division 22              Division 23         Division 24    Division 25
                -----------------------  -----------------------  -----------------------  -------------  -------------
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:           1.00% /(2) (3) (4) (5)/  1.00% /(2) (3) (4) (5)/  1.00% /(2) (3) (4) (5)/    1.25% /(2)/    1.25% /(2)/
                -----------------------  -----------------------  -----------------------  -------------  -------------
Accumulation
  Unit
  Value........               1.8709085                1.9608716                2.0883305      2.6475162      2.6463103
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..             151,165,573              141,701,301              217,047,802  1,384,230,160  1,348,008,560
                =======================  =======================  =======================  =============  =============
Accumulation
  Units
  Issued.......               6,631,810                9,775,870               14,354,376     52,834,091     75,401,574
Accumulation
  Units
  Redeemed.....             (21,390,119)             (30,701,118)             (24,431,980)   (82,820,337)   (54,897,117)
                -----------------------  -----------------------  -----------------------  -------------  -------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..             (14,758,309)             (20,925,248)             (10,077,604)   (29,986,246)    20,504,457
Beginning
  Accumulation
  Units
  Outstanding..              95,564,030               93,197,696              114,020,665    552,878,216    488,943,410
                -----------------------  -----------------------  -----------------------  -------------  -------------
Ending
  Accumulation
  Units
  Outstanding..              80,805,721               72,272,448              103,943,061    522,891,970    509,447,867
                =======================  =======================  =======================  =============  =============
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:                       0.80% /(2)/              0.80% /(2)/              0.80% /(2)/    1.05% /(2)/    1.05% /(2)/
                -----------------------  -----------------------  -----------------------  -------------  -------------
Accumulation
  Unit
  Value........               1.9484046                2.0615696                2.1764911      2.7593490      2.7797760
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..              52,538,933               44,298,373               71,723,377    354,639,558    293,135,282
                =======================  =======================  =======================  =============  =============
Accumulation
  Units
  Issued.......               5,103,975                4,523,653                7,699,337     23,175,083     18,948,644
Accumulation
  Units
  Redeemed.....              (7,735,440)              (5,137,039)              (5,875,372)   (20,580,491)   (18,619,260)
                -----------------------  -----------------------  -----------------------  -------------  -------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..              (2,631,465)                (613,386)               1,823,965      2,594,592        329,384
Beginning
  Accumulation
  Units
  Outstanding..              29,596,738               22,101,376               31,129,909    125,930,178    105,124,832
                -----------------------  -----------------------  -----------------------  -------------  -------------
Ending
  Accumulation
  Units
  Outstanding..              26,965,273               21,487,990               32,953,874    128,524,770    105,454,216
                =======================  =======================  =======================  =============  =============
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:                       0.60% /(2)/              0.60% /(2)/              0.60% /(2)/    0.85% /(2)/    0.85% /(2)/
                -----------------------  -----------------------  -----------------------  -------------  -------------
Accumulation
  Unit
  Value........               2.0361885                2.1757111                2.2729899      2.8865747      2.9336306
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..               2,803,570                2,764,569                4,182,311     53,465,710     55,965,755
                =======================  =======================  =======================  =============  =============
Accumulation
  Units
  Issued.......                 198,056                  198,391                  256,154      3,506,782      4,927,577
Accumulation
  Units
  Redeemed.....                (449,962)                (379,320)                (609,827)    (2,509,288)    (3,043,394)
                -----------------------  -----------------------  -----------------------  -------------  -------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..                (251,906)                (180,929)                (353,673)       997,494      1,884,183
Beginning
  Accumulation
  Units
  Outstanding..               1,628,845                1,451,598                2,193,685     17,525,237     17,194,121
                -----------------------  -----------------------  -----------------------  -------------  -------------
Ending
  Accumulation
  Units
  Outstanding..               1,376,939                1,270,669                1,840,012     18,522,731     19,078,304
                =======================  =======================  =======================  =============  =============
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:

Accumulation
  Unit
  Value........
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..

Accumulation
  Units
  Issued.......
Accumulation
  Units
  Redeemed.....

Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..
Beginning
  Accumulation
  Units
  Outstanding..

Ending
  Accumulation
  Units
  Outstanding..

Contracts with
  Mortality
  and Expense
  Risk Charge
  of:

Accumulation
  Unit
  Value........
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..

Accumulation
  Units
  Issued.......
Accumulation
  Units
  Redeemed.....

Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..
Beginning
  Accumulation
  Units
  Outstanding..

Ending
  Accumulation
  Units
  Outstanding..

                    VALIC        VALIC
                 Company II   Company II
                International  Small Cap
                  Growth II     Growth
                    Fund         Fund
                 Division 33  Division 35
                ------------- -----------
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:            0.75% /(2)/  1.45% /(1)/
                 -----------  -----------
Accumulation
  Unit
  Value........    2.1753309    0.9255164
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..  619,668,325       13,774
                 ===========  ===========
Accumulation
  Units
  Issued.......   85,175,344       17,306
Accumulation
  Units
  Redeemed.....  (34,006,448)     (33,866)
                 -----------  -----------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..   51,168,896      (16,560)
Beginning
  Accumulation
  Units
  Outstanding..  233,726,830       31,442
                 -----------  -----------
Ending
  Accumulation
  Units
  Outstanding..  284,895,726       14,882
                 ===========  ===========
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:            0.55% /(2)/  0.95% /(1)/
                 -----------  -----------
Accumulation
  Unit
  Value........    2.2162203    1.5843815
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..  129,891,530           --
                 ===========  ===========
Accumulation
  Units
  Issued.......   26,142,218           --
Accumulation
  Units
  Redeemed.....   (6,676,652)          --
                 -----------  -----------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..   19,465,566           --
Beginning
  Accumulation
  Units
  Outstanding..   39,145,880           --
                 -----------  -----------
Ending
  Accumulation
  Units
  Outstanding..   58,611,446           --
                 ===========  ===========
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:            0.35% /(2)/  0.75% /(2)/
                 -----------  -----------
Accumulation
  Unit
  Value........    2.2580049    1.6774323
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..    7,885,618   41,789,931
                 ===========  ===========
Accumulation
  Units
  Issued.......    2,123,105    6,869,347
Accumulation
  Units
  Redeemed.....     (853,475)  (5,356,393)
                 -----------  -----------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..    1,269,630    1,512,954
Beginning
  Accumulation
  Units
  Outstanding..    2,222,958   23,403,119
                 -----------  -----------
Ending
  Accumulation
  Units
  Outstanding..    3,492,588   24,916,073
                 ===========  ===========
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:                         0.55% /(2)/
                              -----------
Accumulation
  Unit
  Value........                 1.7089344
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..                10,257,448
                              ===========
Accumulation
  Units
  Issued.......                 2,525,107
Accumulation
  Units
  Redeemed.....                (1,637,954)
                              -----------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..                   887,153
Beginning
  Accumulation
  Units
  Outstanding..                 5,115,263
                              -----------
Ending
  Accumulation
  Units
  Outstanding..                 6,002,416
                              ===========
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:                         0.35% /(2)/
                              -----------
Accumulation
  Unit
  Value........                 1.7412172
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..                 1,295,786
                              ===========
Accumulation
  Units
  Issued.......                   332,313
Accumulation
  Units
  Redeemed.....                  (262,276)
                              -----------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..                    70,037
Beginning
  Accumulation
  Units
  Outstanding..                   674,340
                              -----------
Ending
  Accumulation
  Units
  Outstanding..                   744,377
                              ===========

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2007.

                                             VALIC                    VALIC                     VALIC
                                VALIC     Company II     VALIC      Company II     VALIC     Company II      VALIC
                             Company II     Mid Cap   Company II     Capital    Company II    Socially     Company II
                              Small Cap     Growth      Mid Cap    Appreciation  Large Cap   Responsible  Money Market
                             Value Fund      Fund     Value Fund       Fund     Value Fund      Fund        II Fund
                             Division 36  Division 37 Division 38  Division 39  Division 40  Division 41  Division 44
                             -----------  ----------- -----------  ------------ -----------  -----------  ------------
Contracts with Mortality and
  Expense Risk Charge of:     0.75%/(2)/  0.75%/(2)/   0.75%/(2)/   1.45%/(1)/   0.75%/(2)/   0.75%/(2)/    0.75%/(2)/
                             -----------  ----------  -----------   ----------  -----------  -----------  ------------
Accumulation Unit Value.....   2.2837587   1.4840859    3.4148513    0.8914879    2.1557215    1.5280344     1.2601110
Net Assets Attributable to
  Accumulation Units
  Outstanding............... 173,514,170  74,579,333  367,927,229        8,165  294,216,848  870,659,943   281,367,721
                             ===========  ==========  ===========   ==========  ===========  ===========  ============
Accumulation Units Issued...  33,547,881  21,609,885   26,539,015        9,159   46,572,207  314,221,066   196,336,288
Accumulation Units
  Redeemed..................  (9,187,757) (9,034,325) (18,127,654)          --  (24,748,076) (30,121,495) (129,326,630)
                             -----------  ----------  -----------   ----------  -----------  -----------  ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............  24,360,124  12,575,560    8,411,361        9,159   21,824,131  284,099,571    67,009,658
Beginning Accumulation Units
  Outstanding...............  51,628,606  37,682,153   99,345,096           --  114,682,334  285,730,988   156,300,640
                             -----------  ----------  -----------   ----------  -----------  -----------  ------------
Ending Accumulation Units
  Outstanding...............  75,988,730  50,257,713  107,756,457        9,159  136,506,465  569,830,559   223,310,298
                             ===========  ==========  ===========   ==========  ===========  ===========  ============
Contracts with Mortality and
  Expense Risk Charge of:     0.55%/(2)/  0.55%/(2)/   0.55%/(2)/   0.95%/(1)/   0.55%/(2)/   0.55%/(2)/    0.55%/(2)/
                             -----------  ----------  -----------   ----------  -----------  -----------  ------------
Accumulation Unit Value.....   2.3266203   1.5119274    3.4789698    1.5097405    2.1962656    1.5567424     1.2837751
Net Assets Attributable to
  Accumulation Units
  Outstanding...............  63,152,397  16,891,421   89,249,725           --   95,988,758  155,019,376    54,162,343
                             ===========  ==========  ===========   ==========  ===========  ===========  ============
Accumulation Units Issued...  18,541,970   5,554,701    9,956,762           --   22,137,286   62,139,092    44,771,681
Accumulation Units
  Redeemed..................  (2,172,577) (2,423,249)  (3,931,005)          --   (3,961,061)  (6,708,822)  (28,862,148)
                             -----------  ----------  -----------   ----------  -----------  -----------  ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............  16,369,393   3,131,452    6,025,757           --   18,176,225   55,430,270    15,909,533
Beginning Accumulation Units
  Outstanding...............  10,774,645   8,040,867   19,629,064           --   25,530,357   44,151,626    26,281,226
                             -----------  ----------  -----------   ----------  -----------  -----------  ------------
Ending Accumulation Units
  Outstanding...............  27,144,038  11,172,319   25,654,821           --   43,706,582   99,581,896    42,190,759
                             ===========  ==========  ===========   ==========  ===========  ===========  ============
Contracts with Mortality and
  Expense Risk Charge of:     0.35%/(2)/  0.35%/(2)/   0.35%/(2)/   0.75%/(2)/   0.35%/(2)/   0.35%/(2)/    0.35%/(2)/
                             -----------  ----------  -----------   ----------  -----------  -----------  ------------
Accumulation Unit Value.....   2.3704980   1.5404914    3.5446290    1.1916534    2.2377049    1.5861349     1.3079990
Net Assets Attributable to
  Accumulation Units
  Outstanding...............   9,034,501   1,628,423   16,119,674   26,885,259    3,467,384    5,697,070     4,287,041
                             ===========  ==========  ===========   ==========  ===========  ===========  ============
Accumulation Units Issued...   1,953,607     674,875    1,693,290   19,011,042      968,500    2,402,580     5,537,915
Accumulation Units
  Redeemed..................    (732,708)   (309,387)  (1,047,128)  (3,294,580)    (563,453)    (568,481)   (5,272,725)
                             -----------  ----------  -----------   ----------  -----------  -----------  ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............   1,220,899     365,488      646,162   15,716,462      405,047    1,834,099       265,190
Beginning Accumulation Units
  Outstanding...............   2,590,680     691,830    3,901,778    6,847,976    1,144,596    1,757,764     3,012,427
                             -----------  ----------  -----------   ----------  -----------  -----------  ------------
Ending Accumulation Units
  Outstanding...............   3,811,579   1,057,318    4,547,940   22,564,438    1,549,643    3,591,863     3,277,617
                             ===========  ==========  ===========   ==========  ===========  ===========  ============
Contracts with Mortality and
  Expense Risk Charge of:                                           0.55%/(2)/
                                                                    ----------
Accumulation Unit Value.....                                         1.2140641
Net Assets Attributable to
  Accumulation Units
  Outstanding...............                                         5,095,608
                                                                    ==========
Accumulation Units Issued...                                         3,610,151
Accumulation Units
  Redeemed..................                                          (979,784)
                                                                    ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............                                         2,630,367
Beginning Accumulation Units
  Outstanding...............                                         1,566,885
                                                                    ----------
Ending Accumulation Units
  Outstanding...............                                         4,197,252
                                                                    ==========
Contracts with Mortality and
  Expense Risk Charge of:                                           0.35%/(2)/
                                                                    ----------
Accumulation Unit Value.....                                         1.2369921
Net Assets Attributable to
  Accumulation Units
  Outstanding...............                                         1,361,462
                                                                    ==========
Accumulation Units Issued...                                           388,028
Accumulation Units
  Redeemed..................                                          (249,651)
                                                                    ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............                                           138,377
Beginning Accumulation Units
  Outstanding...............                                           962,418
                                                                    ----------
Ending Accumulation Units
  Outstanding...............                                         1,100,795
                                                                    ==========

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2007.

                                                     VALIC                      VALIC
                                                  Company II      VALIC       Company II                              Vanguard
                                    VALIC         Aggressive    Company II   Conservative                Vanguard   LifeStrategy
                                  Company I         Growth       Moderate       Growth      Vanguard   LifeStrategy Conservative
                                Nasdaq-100 (R)     Lifestyle      Growth      Lifestyle   LifeStrategy   Moderate      Growth
                                  Index Fund         Fund     Lifestyle Fund     Fund     Growth Fund  Growth Fund      Fund
                                 Division 46      Division 48  Division 49   Division 50  Division 52  Division 53  Division 54
                             -------------------  ----------- -------------- ------------ ------------ ------------ ------------
Contracts with Mortality and
  Expense Risk Charge of:    1.00%/(2)(3)(4)(5)/  1.45%/(1)/    1.45%/(1)/    1.45%/(1)/   1.25%/(2)/   1.25%/(2)/   1.25%/(2)/
                             -------------------  ----------   -----------    ----------  -----------  -----------   ----------
Accumulation Unit Value.....           0.5866093   1.3334179     1.3707512     1.3353390    1.7138648    1.6642612    1.5846240
Net Assets Attributable to
  Accumulation Units
  Outstanding...............          81,425,901      28,413       117,535       100,313  112,983,239  116,963,652   45,165,512
                             ===================  ==========   ===========    ==========  ===========  ===========   ==========
Accumulation Units Issued...          45,532,540      25,239       136,428        64,616   20,775,708   20,637,184   10,340,336
Accumulation Units
  Redeemed..................         (41,253,778)    (85,844)     (194,819)      (93,015)  (9,295,710) (12,770,918)  (6,767,553)
                             -------------------  ----------   -----------    ----------  -----------  -----------   ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............           4,278,762     (60,605)      (58,391)      (28,399)  11,479,998    7,866,266    3,572,783
Beginning Accumulation Units
  Outstanding...............         134,541,571      81,914       144,136       103,521   54,454,410   62,422,794   24,932,287
                             -------------------  ----------   -----------    ----------  -----------  -----------   ----------
Ending Accumulation Units
  Outstanding...............         138,820,333      21,309        85,745        75,122   65,934,408   70,289,060   28,505,070
                             ===================  ==========   ===========    ==========  ===========  ===========   ==========
Contracts with Mortality and
  Expense Risk Charge of:             0.80%/(2)/    0.75%(2)    0.75%/(2)/    0.75%/(2)/   1.05%/(2)/   1.05%/(2)/   1.05%/(2)/
                             -------------------  ----------   -----------    ----------  -----------  -----------   ----------
Accumulation Unit Value.....           0.5951060   1.9871789     1.9923930     1.8882370    1.7459432    1.6953445    1.6142398
Net Assets Attributable to
  Accumulation Units
  Outstanding...............          16,183,432  75,522,941   116,674,926    42,209,333   21,776,070   27,791,682    9,754,105
                             ===================  ==========   ===========    ==========  ===========  ===========   ==========
Accumulation Units Issued...          14,080,251  14,637,920    22,967,990    10,050,622    4,484,242    6,990,860    2,616,242
Accumulation Units
  Redeemed..................         (10,117,347) (6,544,048)   (9,090,100)   (4,749,897)  (2,669,596)  (3,080,365)  (1,073,118)
                             -------------------  ----------   -----------    ----------  -----------  -----------   ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............           3,962,904   8,093,872    13,877,890     5,300,725    1,814,646    3,910,495    1,543,124
Beginning Accumulation Units
  Outstanding...............          23,231,663  29,919,644    44,694,888    17,055,833   10,657,941   12,482,445    4,499,544
                             -------------------  ----------   -----------    ----------  -----------  -----------   ----------
Ending Accumulation Units
  Outstanding...............          27,194,567  38,013,516    58,572,778    22,356,558   12,472,587   16,392,940    6,042,668
                             ===================  ==========   ===========    ==========  ===========  ===========   ==========
Contracts with Mortality and
  Expense Risk Charge of:             0.60%/(2)/  0.95%/(1)/    0.95%/(1)/    0.95%/(1)/   0.85%/(2)/   0.85%/(2)/   0.85%/(2)/
                             -------------------  ----------   -----------    ----------  -----------  -----------   ----------
Accumulation Unit Value.....           0.6037030   1.7520357     1.5605327     1.4048996    1.7785398    1.7271015    1.6444385
Net Assets Attributable to
  Accumulation Units
  Outstanding...............           1,371,309          --            --            --    3,613,673    5,038,010    1,935,057
                             ===================  ==========   ===========    ==========  ===========  ===========   ==========
Accumulation Units Issued...           1,492,546          --            --            --      287,174      335,577      644,593
Accumulation Units
  Redeemed..................          (1,578,968)         --            --            --     (435,329)    (234,099)    (428,472)
                             -------------------  ----------   -----------    ----------  -----------  -----------   ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............             (86,422)         --            --            --     (148,155)     101,478      216,121
Beginning Accumulation Units
  Outstanding...............           2,357,989          --            --            --    2,180,003    2,815,554      960,607
                             -------------------  ----------   -----------    ----------  -----------  -----------   ----------
Ending Accumulation Units
  Outstanding...............           2,271,567          --            --            --    2,031,848    2,917,032    1,176,728
                             ===================  ==========   ===========    ==========  ===========  ===========   ==========
Contracts with Mortality and
  Expense Risk Charge of:                         0.55%/(2)/    0.55%/(2)/    0.55%/(2)/
                                                  ----------   -----------    ----------
Accumulation Unit Value.....                       2.0246026     2.0298293     1.9237342
Net Assets Attributable to
  Accumulation Units
  Outstanding...............                      14,185,573    18,619,100    12,151,117
                                                  ==========   ===========    ==========
Accumulation Units Issued...                       3,162,437     3,983,320     2,450,533
Accumulation Units
  Redeemed..................                      (1,297,398)   (1,867,807)     (723,582)
                                                  ----------   -----------    ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............                       1,865,039     2,115,514     1,726,951
Beginning Accumulation Units
  Outstanding...............                       5,141,753     7,057,287     4,589,479
                                                  ----------   -----------    ----------
Ending Accumulation Units
  Outstanding...............                       7,006,792     9,172,801     6,316,430
                                                  ==========   ===========    ==========
Contracts with Mortality and
  Expense Risk Charge of:                         0.35%/(2)/    0.35%/(2)/    0.35%/(2)/
                                                  ----------   -----------    ----------
Accumulation Unit Value.....                       2.0627845     2.0681037     1.9599686
Net Assets Attributable to
  Accumulation Units
  Outstanding...............                       2,200,233     1,605,864       839,508
                                                  ==========   ===========    ==========
Accumulation Units Issued...                         451,520       377,688       236,239
Accumulation Units
  Redeemed..................                        (222,574)      (98,339)     (105,962)
                                                  ----------   -----------    ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............                         228,946       279,349       130,277
Beginning Accumulation Units
  Outstanding...............                         837,701       497,142       298,050
                                                  ----------   -----------    ----------
Ending Accumulation Units
  Outstanding...............                       1,066,647       776,491       428,327
                                                  ==========   ===========    ==========

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2007.

                       VALIC        VALIC        VALIC
                    Company II   Company II   Company II                               Ariel
                     Core Bond    Strategic   High Yield                            Appreciation         Lou Holland
                       Fund       Bond Fund    Bond Fund       Ariel Fund               Fund             Growth Fund
                    Division 58  Division 59  Division 60      Division 68          Division 69          Division 70
                    -----------  -----------  -----------  -------------------  -------------------  -------------------
Contracts with
  Mortality and
  Expense Risk
  Charge of:         1.45%/(1)/   1.45%/(1)/   0.75%/(2)/  1.00%/(2)(3)(4)(5)/  1.00%/(2)(3)(4)(5)/  1.00%/(2)(3)(4)(5)/
                    -----------  -----------  -----------  -------------------  -------------------  -------------------
Accumulation Unit
  Value............   1.2648874    1.5866804    1.8253394            1.9180701            1.7228538            1.0440902
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding......       5,786       51,287  163,414,093          343,470,057          257,370,801           18,944,839
                    ===========  ===========  ===========  ===================  ===================  ===================
Accumulation Units
  Issued...........       6,123       33,711   46,208,804           16,522,310           12,321,452            3,245,304
Accumulation Units
  Redeemed.........     (19,361)     (85,476) (14,624,787)         (41,029,805)         (41,934,602)          (7,284,102)
                    -----------  -----------  -----------  -------------------  -------------------  -------------------
Increase (Decrease)
  in Accumulation
  Units
  Outstanding......     (13,238)     (51,765)  31,584,017          (24,507,495)         (29,613,150)          (4,038,798)
Beginning
  Accumulation
  Units
  Outstanding......      17,813       84,088   57,954,424          203,597,513          179,015,204           22,185,106
                    -----------  -----------  -----------  -------------------  -------------------  -------------------
Ending Accumulation
  Units
  Outstanding......       4,575       32,323   89,538,441          179,090,018          149,402,054           18,146,308
                    ===========  ===========  ===========  ===================  ===================  ===================
Contracts with
  Mortality and
  Expense Risk
  Charge of:         0.95%/(1)/   0.95%/(1)/   0.55%/(2)/           0.80%/(2)/           0.80%/(2)/           0.80%/(2)/
                    -----------  -----------  -----------  -------------------  -------------------  -------------------
Accumulation Unit
  Value............   1.1212778    1.3439242    1.8596352            1.9458010            1.7477306            1.0591482
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding......          --           --   30,166,906           93,725,847           56,391,071           29,025,218
                    ===========  ===========  ===========  ===================  ===================  ===================
Accumulation Units
  Issued...........          --           --   11,169,601            9,688,664            6,849,968            2,608,488
Accumulation Units
  Redeemed.........          --           --   (3,870,325)         (11,587,730)          (8,338,420)          (5,510,556)
                    -----------  -----------  -----------  -------------------  -------------------  -------------------
Increase (Decrease)
  in Accumulation
  Units
  Outstanding......          --           --    7,299,276           (1,899,066)          (1,488,452)          (2,902,068)
Beginning
  Accumulation
  Units
  Outstanding......          --           --    8,923,303           50,067,793           33,754,062           30,306,497
                    -----------  -----------  -----------  -------------------  -------------------  -------------------
Ending Accumulation
  Units
  Outstanding......          --           --   16,222,579           48,168,727           32,265,610           27,404,429
                    ===========  ===========  ===========  ===================  ===================  ===================
Contracts with
  Mortality and
  Expense Risk
  Charge of:         0.75%/(2)/   0.75%/(2)/   0.35%/(2)/           0.60%/(2)/           0.60%/(2)/           0.60%/(2)/
                    -----------  -----------  -----------  -------------------  -------------------  -------------------
Accumulation Unit
  Value............   1.4559421    1.9224089    1.8948231            1.9738734            1.7730094            1.0744808
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding...... 171,369,657  258,451,320    2,021,290           19,105,671           11,300,446            1,469,152
                    ===========  ===========  ===========  ===================  ===================  ===================
Accumulation Units
  Issued...........  73,399,435   45,360,986      871,116            1,869,269            1,361,071               80,879
Accumulation Units
  Redeemed.........  (7,045,576) (12,593,231)    (690,769)          (1,859,751)          (1,652,250)            (312,840)
                    -----------  -----------  -----------  -------------------  -------------------  -------------------
Increase (Decrease)
  in Accumulation
  Units
  Outstanding......  66,353,859   32,767,755      180,347                9,518             (291,179)            (231,961)
Beginning
  Accumulation
  Units
  Outstanding......  51,359,802  101,694,271      886,582            9,670,021            6,665,028            1,599,274
                    -----------  -----------  -----------  -------------------  -------------------  -------------------
Ending Accumulation
  Units
  Outstanding...... 117,713,661  134,462,026    1,066,929            9,679,539            6,373,849            1,367,313
                    ===========  ===========  ===========  ===================  ===================  ===================
Contracts with
  Mortality and
  Expense Risk
  Charge of:         0.55%/(2)/   0.55%/(2)/
                    -----------  -----------
Accumulation Unit
  Value............   1.4833088    1.9585483
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding......  23,509,419   52,644,600
                    ===========  ===========
Accumulation Units
  Issued...........  13,194,596   11,945,935
Accumulation Units
  Redeemed.........  (2,378,263)  (3,461,087)
                    -----------  -----------
Increase (Decrease)
  in Accumulation
  Units
  Outstanding......  10,816,333    8,484,848
Beginning
  Accumulation
  Units
  Outstanding......   5,033,403   18,395,330
                    -----------  -----------
Ending Accumulation
  Units
  Outstanding......  15,849,736   26,880,178
                    ===========  ===========
Contracts with
  Mortality and
  Expense Risk
  Charge of:         0.35%/(2)/   0.35%/(2)/
                    -----------  -----------
Accumulation Unit
  Value............   1.5113354    1.9955126
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding......   9,315,164    5,321,701
                    ===========  ===========
Accumulation Units
  Issued...........   3,081,276    1,349,651
Accumulation Units
  Redeemed.........  (1,767,829)    (438,928)
                    -----------  -----------
Increase (Decrease)
  in Accumulation
  Units
  Outstanding......   1,313,447      910,723
Beginning
  Accumulation
  Units
  Outstanding......   4,850,555    1,756,315
                    -----------  -----------
Ending Accumulation
  Units
  Outstanding......   6,164,002    2,667,038
                    ===========  ===========

                           VALIC
                       Company I Blue
                        Chip Growth
                       Fund Division
                             72
                    -------------------
Contracts with
  Mortality and
  Expense Risk
  Charge of:        1.00%/(2)(3)(4)(5)/
                    -------------------
Accumulation Unit
  Value............           1.0420967
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding......         109,018,679
                    ===================
Accumulation Units
  Issued...........          42,779,944
Accumulation Units
  Redeemed.........         (12,857,346)
                    -------------------
Increase (Decrease)
  in Accumulation
  Units
  Outstanding......          29,922,598
Beginning
  Accumulation
  Units
  Outstanding......          74,704,474
                    -------------------
Ending Accumulation
  Units
  Outstanding......         104,627,072
                    ===================
Contracts with
  Mortality and
  Expense Risk
  Charge of:                 0.80%/(2)/
                    -------------------
Accumulation Unit
  Value............           1.0571496
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding......          28,273,196
                    ===================
Accumulation Units
  Issued...........          12,735,472
Accumulation Units
  Redeemed.........          (5,203,771)
                    -------------------
Increase (Decrease)
  in Accumulation
  Units
  Outstanding......           7,531,701
Beginning
  Accumulation
  Units
  Outstanding......          19,213,662
                    -------------------
Ending Accumulation
  Units
  Outstanding......          26,745,363
                    ===================
Contracts with
  Mortality and
  Expense Risk
  Charge of:                 0.60%/(2)/
                    -------------------
Accumulation Unit
  Value............           1.0724811
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding......           2,757,266
                    ===================
Accumulation Units
  Issued...........           1,201,380
Accumulation Units
  Redeemed.........            (586,229)
                    -------------------
Increase (Decrease)
  in Accumulation
  Units
  Outstanding......             615,151
Beginning
  Accumulation
  Units
  Outstanding......           1,955,883
                    -------------------
Ending Accumulation
  Units
  Outstanding......           2,571,034
                    ===================
Contracts with
  Mortality and
  Expense Risk
  Charge of:

Accumulation Unit
  Value............
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding......

Accumulation Units
  Issued...........
Accumulation Units
  Redeemed.........

Increase (Decrease)
  in Accumulation
  Units
  Outstanding......
Beginning
  Accumulation
  Units
  Outstanding......

Ending Accumulation
  Units
  Outstanding......

Contracts with
  Mortality and
  Expense Risk
  Charge of:

Accumulation Unit
  Value............
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding......

Accumulation Units
  Issued...........
Accumulation Units
  Redeemed.........

Increase (Decrease)
  in Accumulation
  Units
  Outstanding......
Beginning
  Accumulation
  Units
  Outstanding......

Ending Accumulation
  Units
  Outstanding......


                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2007.

                                            VALIC
                       VALIC              Company I              VALIC                VALIC
                     Company I           Value Broad           Company I            Company I              VALIC
                  Health Sciences         Cap Value          Large Cap Core         Inflation            Company I
                       Fund              Income Fund              Fund            Protected Fund        Growth Fund
                    Division 73          Division 74          Division 75          Division 76          Division 77
                -------------------  -------------------  -------------------  -------------------  -------------------
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:           1.00%/(2)(3)(4)(5)/  1.00%/(2)(3)(4)(5)/  1.00%/(2)(3)(4)(5)/  1.00%/(2)(3)(4)(5)/  1.00%/(2)(3)(4)(5)/
                -------------------  -------------------  -------------------  -------------------  -------------------
Accumulation
  Unit
  Value........           1.4116818            1.4593927            1.1613311            1.1737367            1.0794525
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..         166,190,618           81,507,139           21,413,239           55,630,364           11,727,333
                ===================  ===================  ===================  ===================  ===================
Accumulation
  Units
  Issued.......          16,164,388           27,181,069            4,787,157           11,309,145            5,252,240
Accumulation
  Units
  Redeemed.....         (24,866,439)         (18,349,535)          (4,955,713)         (45,265,116)          (4,433,440)
                -------------------  -------------------  -------------------  -------------------  -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..          (8,702,051)           8,831,534             (168,556)         (33,955,971)             818,800
Beginning
  Accumulation
  Units
  Outstanding..         126,438,293           47,029,448           18,608,980           81,372,372           10,046,941
                -------------------  -------------------  -------------------  -------------------  -------------------
Ending
  Accumulation
  Units
  Outstanding..         117,736,242           55,860,982           18,440,424           47,416,401           10,865,741
                ===================  ===================  ===================  ===================  ===================
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:                    0.80%/(2)/           0.80%/(2)/           0.80%/(2)/           0.80%/(2)/           0.80%/(2)/
                -------------------  -------------------  -------------------  -------------------  -------------------
Accumulation
  Unit
  Value........           1.4319955            1.4770486            1.1661560            1.1786389            1.0860138
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..          37,397,970           14,576,064            4,594,260            9,406,702            1,703,839
                ===================  ===================  ===================  ===================  ===================
Accumulation
  Units
  Issued.......           6,460,193            5,914,022            1,394,588            2,722,999            1,243,674
Accumulation
  Units
  Redeemed.....          (4,428,254)          (4,671,219)          (1,007,915)          (5,524,161)            (707,681)
                -------------------  -------------------  -------------------  -------------------  -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..           2,031,939            1,242,803              386,673           (2,801,162)             535,993
Beginning
  Accumulation
  Units
  Outstanding..          24,084,413            8,626,115            3,553,051           10,782,371            1,032,927
                -------------------  -------------------  -------------------  -------------------  -------------------
Ending
  Accumulation
  Units
  Outstanding..          26,116,352            9,868,918            3,939,724            7,981,209            1,568,920
                ===================  ===================  ===================  ===================  ===================
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:                    0.60%/(2)/           0.60%/(2)/           0.60%/(2)/           0.60%/(2)/           0.60%/(2)/
                -------------------  -------------------  -------------------  -------------------  -------------------
Accumulation
  Unit
  Value........           1.4527725            1.4948888            1.1710248            1.1835441            1.0926462
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..           3,670,442            1,096,752              307,921              295,380               87,245
                ===================  ===================  ===================  ===================  ===================
Accumulation
  Units
  Issued.......             687,362              514,476               60,809              118,026               38,584
Accumulation
  Units
  Redeemed.....            (667,962)            (411,033)            (114,176)            (165,415)              (8,613)
                -------------------  -------------------  -------------------  -------------------  -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..              19,400              103,443              (53,367)             (47,389)              29,971
Beginning
  Accumulation
  Units
  Outstanding..           2,507,336              630,287              316,317              297,019               49,927
                -------------------  -------------------  -------------------  -------------------  -------------------
Ending
  Accumulation
  Units
  Outstanding..           2,526,736              733,730              262,950              249,630               79,898
                ===================  ===================  ===================  ===================  ===================
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:

Accumulation
  Unit
  Value........
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..

Accumulation
  Units
  Issued.......
Accumulation
  Units
  Redeemed.....

Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..
Beginning
  Accumulation
  Units
  Outstanding..

Ending
  Accumulation
  Units
  Outstanding..

Contracts with
  Mortality
  and Expense
  Risk Charge
  of:

Accumulation
  Unit
  Value........
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..

Accumulation
  Units
  Issued.......
Accumulation
  Units
  Redeemed.....

Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..
Beginning
  Accumulation
  Units
  Outstanding..

Ending
  Accumulation
  Units
  Outstanding..


                       VALIC
                     Company I              VALIC
                   Large Capital          Company I
                    Growth Fund             Fund
                    Division 78          Division 79
                -------------------  -------------------
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:                    1.45%/(1)/           1.45%/(1)/
                -------------------  -------------------
Accumulation
  Unit
  Value........           1.1108698            1.2505684
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..               6,580               25,714
                ===================  ===================
Accumulation
  Units
  Issued.......               5,923               20,499
Accumulation
  Units
  Redeemed.....             (18,329)             (14,654)
                -------------------  -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..             (12,406)               5,845
Beginning
  Accumulation
  Units
  Outstanding..              18,329               14,717
                -------------------  -------------------
Ending
  Accumulation
  Units
  Outstanding..               5,923               20,562
                ===================  ===================
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:           1.00%/(2)(3)(4)(5)/  1.00%/(2)(3)(4)(5)/
                -------------------  -------------------
Accumulation
  Unit
  Value........           1.1215675            1.2680435
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..         830,185,874          454,118,799
                ===================  ===================
Accumulation
  Units
  Issued.......          52,241,331           25,237,993
Accumulation
  Units
  Redeemed.....        (227,362,836)         (85,587,510)
                -------------------  -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..        (175,121,505)         (60,349,517)
Beginning
  Accumulation
  Units
  Outstanding..         915,398,362          418,512,943
                -------------------  -------------------
Ending
  Accumulation
  Units
  Outstanding..         740,276,857          358,163,426
                ===================  ===================
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:                    0.95%/(1)/           0.95%/(1)/
                -------------------  -------------------
Accumulation
  Unit
  Value........           1.1226393            1.2698582
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..                  --                   --
                ===================  ===================
Accumulation
  Units
  Issued.......                  --                   --
Accumulation
  Units
  Redeemed.....                  --                   --
                -------------------  -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..                  --                   --
Beginning
  Accumulation
  Units
  Outstanding..                  --                   --
                -------------------  -------------------
Ending
  Accumulation
  Units
  Outstanding..                  --                   --
                ===================  ===================
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:                    0.80%/(2)/           0.80%/(2)/
                -------------------  -------------------
Accumulation
  Unit
  Value........           1.1262323            1.2757567
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..         176,747,719          110,608,252
                ===================  ===================
Accumulation
  Units
  Issued.......          22,954,261           11,010,406
Accumulation
  Units
  Redeemed.....         (48,228,994)         (21,288,988)
                -------------------  -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..         (25,274,733)         (10,278,582)
Beginning
  Accumulation
  Units
  Outstanding..         182,212,881           96,979,118
                -------------------  -------------------
Ending
  Accumulation
  Units
  Outstanding..         156,938,148           86,700,537
                ===================  ===================
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:                    0.60%/(2)/           0.60%/(2)/
                -------------------  -------------------
Accumulation
  Unit
  Value........           1.1309508            1.2835626
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..          36,249,647           10,503,463
                ===================  ===================
Accumulation
  Units
  Issued.......           3,340,354              743,315
Accumulation
  Units
  Redeemed.....          (7,600,442)          (1,484,940)
                -------------------  -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..          (4,260,088)            (741,625)
Beginning
  Accumulation
  Units
  Outstanding..          36,312,466            8,924,788
                -------------------  -------------------
Ending
  Accumulation
  Units
  Outstanding..          32,052,377            8,183,163
                ===================  ===================

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2007.


                                                  AIG SunAmerica          AIG SunAmerica          AIG SunAmerica
                                                    2010 High               2015 High               2020 High
                                                  Watermark Fund          Watermark Fund          Watermark Fund
                                                   Division 80             Division 81             Division 82
                                              ----------------------  ----------------------  ----------------------
Contracts with Mortality and Expense Risk
  Charge of:                                  1.00%/(2) (3) (4) (5)/  1.00%/(2) (3) (4) (5)/  1.00%/(2) (3) (4) (5)/
                                              ----------------------  ----------------------  ----------------------
Accumulation Unit Value......................              1.1110938               1.1761854               1.1931908
Net Assets Attributable to Accumulation
  Units Outstanding..........................             25,417,736              25,149,042              11,487,430
                                              ======================  ======================  ======================
Accumulation Units Issued....................              5,122,078               6,524,944               3,225,031
Accumulation Units Redeemed..................             (6,849,045)             (6,488,899)             (2,119,047)
                                              ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units
  Outstanding................................             (1,726,967)                 36,045               1,105,984
Beginning Accumulation Units Outstanding.....             24,605,788              21,348,111               8,522,965
                                              ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding........             22,878,821              21,384,156               9,628,949
                                              ======================  ======================  ======================
Contracts with Mortality and Expense Risk
  Charge of:                                              0.80%/(2)/              0.80%/(2)/              0.80%/(2)/
                                              ----------------------  ----------------------  ----------------------
Accumulation Unit Value......................              1.1175005               1.1829508               1.2000593
Net Assets Attributable to Accumulation
  Units Outstanding..........................              1,441,429               1,934,330               1,442,316
                                              ======================  ======================  ======================
Accumulation Units Issued....................                336,070                 851,871                 407,613
Accumulation Units Redeemed..................               (296,937)               (653,567)               (101,422)
                                              ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units
  Outstanding................................                 39,133                 198,304                 306,191
Beginning Accumulation Units Outstanding.....              1,250,774               1,436,871                 895,679
                                              ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding........              1,289,907               1,635,175               1,201,870
                                              ======================  ======================  ======================
Contracts with Mortality and Expense Risk
  Charge of:                                              0.60%/(2)/              0.60%/(2)/              0.60%/(2)/
                                              ----------------------  ----------------------  ----------------------
Accumulation Unit Value......................              1.1239125               1.1897413               1.2069620
Net Assets Attributable to Accumulation
  Units Outstanding..........................                 45,750                  23,901                   3,314
                                              ======================  ======================  ======================
Accumulation Units Issued....................                 30,329                   1,756                     287
Accumulation Units Redeemed..................                 (9,896)                 (5,544)                 (5,196)
                                              ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units
  Outstanding................................                 20,433                  (3,788)                 (4,909)
Beginning Accumulation Units Outstanding.....                 20,273                  23,876                   7,654
                                              ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding........                 40,706                  20,088                   2,745
                                              ======================  ======================  ======================
Contracts with Mortality and Expense Risk
  Charge of:

Accumulation Unit Value......................
Net Assets Attributable to Accumulation
  Units Outstanding..........................

Accumulation Units Issued....................
Accumulation Units Redeemed..................

Increase (Decrease) in Accumulation Units
  Outstanding................................
Beginning Accumulation Units Outstanding.....

Ending Accumulation Units Outstanding........

Contracts with Mortality and Expense Risk
  Charge of:

Accumulation Unit Value......................
Net Assets Attributable to Accumulation
  Units Outstanding..........................

Accumulation Units Issued....................
Accumulation Units Redeemed..................

Increase (Decrease) in Accumulation Units
  Outstanding................................
Beginning Accumulation Units Outstanding.....

Ending Accumulation Units Outstanding........

                                                     VALIC                  VALIC                   VALIC
                                                 Company I Mid         Company I Small         Company I Small
                                                 Cap Strategic           Cap Special            Cap Strategic
                                                  Growth Fund            Values Fund             Growth Fund
                                                  Division 83            Division 84             Division 85
                                              -------------------  ----------------------  ----------------------
Contracts with Mortality and Expense Risk
  Charge of:                                           1.45%/(1)/  1.00%/(2) (3) (4) (5)/  1.00%/(2) (3) (4) (5)/
                                              -------------------  ----------------------  ----------------------
Accumulation Unit Value......................           1.5038895               1.0319921               1.0136871
Net Assets Attributable to Accumulation
  Units Outstanding..........................              16,005             218,273,826             100,092,692
                                              ===================  ======================  ======================
Accumulation Units Issued....................              15,863              17,304,235               7,094,660
Accumulation Units Redeemed..................              (5,882)            (66,519,964)            (33,313,065)
                                              -------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units
  Outstanding................................               9,981             (49,215,729)            (26,218,405)
Beginning Accumulation Units Outstanding.....                 661             260,743,531             124,969,528
                                              -------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding........              10,642             211,527,802              98,751,123
                                              ===================  ======================  ======================
Contracts with Mortality and Expense Risk
  Charge of:                                  1.00%/(2)(3)(4)(5)/              0.80%/(2)/              0.80%/(2)/
                                              -------------------  ----------------------  ----------------------
Accumulation Unit Value......................           1.5249390               1.0362790               1.0179171
Net Assets Attributable to Accumulation
  Units Outstanding..........................         319,801,071              59,925,767              29,599,999
                                              ===================  ======================  ======================
Accumulation Units Issued....................          38,665,122              11,351,126               5,987,066
Accumulation Units Redeemed..................         (40,050,112)            (14,125,477)             (9,733,306)
                                              -------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units
  Outstanding................................          (1,384,990)             (2,774,351)             (3,746,240)
Beginning Accumulation Units Outstanding.....         211,121,130              60,603,093              32,825,521
                                              -------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding........         209,736,140              57,828,742              29,079,281
                                              ===================  ======================  ======================
Contracts with Mortality and Expense Risk
  Charge of:                                           0.95%/(1)/              0.60%/(2)/              0.60%/(2)/
                                              -------------------  ----------------------  ----------------------
Accumulation Unit Value......................           1.5271099               1.0406117               1.0221610
Net Assets Attributable to Accumulation
  Units Outstanding..........................                  --               3,638,014               1,083,724
                                              ===================  ======================  ======================
Accumulation Units Issued....................                  --                 620,828                 119,494
Accumulation Units Redeemed..................                  --              (1,534,845)               (385,767)
                                              -------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units
  Outstanding................................                  --                (914,017)               (266,273)
Beginning Accumulation Units Outstanding.....                  --               4,410,166               1,326,519
                                              -------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding........                  --               3,496,149               1,060,246
                                              ===================  ======================  ======================
Contracts with Mortality and Expense Risk
  Charge of:                                           0.80%/(2)/
                                              -------------------
Accumulation Unit Value......................           1.5341786
Net Assets Attributable to Accumulation
  Units Outstanding..........................          66,853,909
                                              ===================
Accumulation Units Issued....................           8,914,701
Accumulation Units Redeemed..................         (10,044,124)
                                              -------------------
Increase (Decrease) in Accumulation Units
  Outstanding................................          (1,129,423)
Beginning Accumulation Units Outstanding.....          44,706,601
                                              -------------------
Ending Accumulation Units Outstanding........          43,577,178
                                              ===================
Contracts with Mortality and Expense Risk
  Charge of:                                           0.60%/(2)/
                                              -------------------
Accumulation Unit Value......................           1.5435696
Net Assets Attributable to Accumulation
  Units Outstanding..........................           7,040,900
                                              ===================
Accumulation Units Issued....................           2,081,941
Accumulation Units Redeemed..................          (1,019,216)
                                              -------------------
Increase (Decrease) in Accumulation Units
  Outstanding................................           1,062,725
Beginning Accumulation Units Outstanding.....           3,498,730
                                              -------------------
Ending Accumulation Units Outstanding........           4,561,455
                                              ===================

                                                       VALIC
                                                  Company I Small
                                                  Cap Aggressive
                                                    Growth Fund
                                                    Division 86
                                              ----------------------
Contracts with Mortality and Expense Risk
  Charge of:                                  1.00%/(2) (3) (4) (5)/
                                              ----------------------
Accumulation Unit Value......................              1.1522350
Net Assets Attributable to Accumulation
  Units Outstanding..........................             56,425,098
                                              ======================
Accumulation Units Issued....................             21,153,846
Accumulation Units Redeemed..................            (10,737,637)
                                              ----------------------
Increase (Decrease) in Accumulation Units
  Outstanding................................             10,416,209
Beginning Accumulation Units Outstanding.....             38,558,384
                                              ----------------------
Ending Accumulation Units Outstanding........             48,974,593
                                              ======================
Contracts with Mortality and Expense Risk
  Charge of:                                              0.80%/(2)/
                                              ----------------------
Accumulation Unit Value......................              1.1570262
Net Assets Attributable to Accumulation
  Units Outstanding..........................             13,030,962
                                              ======================
Accumulation Units Issued....................              4,475,377
Accumulation Units Redeemed..................             (2,764,817)
                                              ----------------------
Increase (Decrease) in Accumulation Units
  Outstanding................................              1,710,560
Beginning Accumulation Units Outstanding.....              9,552,046
                                              ----------------------
Ending Accumulation Units Outstanding........             11,262,606
                                              ======================
Contracts with Mortality and Expense Risk
  Charge of:                                              0.60%/(2)/
                                              ----------------------
Accumulation Unit Value......................              1.1618375
Net Assets Attributable to Accumulation
  Units Outstanding..........................                885,591
                                              ======================
Accumulation Units Issued....................                398,778
Accumulation Units Redeemed..................               (258,945)
                                              ----------------------
Increase (Decrease) in Accumulation Units
  Outstanding................................                139,833
Beginning Accumulation Units Outstanding.....                622,639
                                              ----------------------
Ending Accumulation Units Outstanding........                762,472
                                              ======================
Contracts with Mortality and Expense Risk
  Charge of:

Accumulation Unit Value......................
Net Assets Attributable to Accumulation
  Units Outstanding..........................

Accumulation Units Issued....................
Accumulation Units Redeemed..................

Increase (Decrease) in Accumulation Units
  Outstanding................................
Beginning Accumulation Units Outstanding.....

Ending Accumulation Units Outstanding........

Contracts with Mortality and Expense Risk
  Charge of:

Accumulation Unit Value......................
Net Assets Attributable to Accumulation
  Units Outstanding..........................

Accumulation Units Issued....................
Accumulation Units Redeemed..................

Increase (Decrease) in Accumulation Units
  Outstanding................................
Beginning Accumulation Units Outstanding.....

Ending Accumulation Units Outstanding........


                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2007.

                                                          VALIC                VALIC               VALIC
                                                        Company I            Company I           Company I
                                                      Global Equity       Global Strategy      Foreign Value
                                                          Fund                 Fund                Fund
                                                       Division 87          Division 88         Division 89
                                                   -------------------  ------------------- -------------------
Contracts with Mortality and Expense Risk Charge
  of:.............................................          1.45%/(1)/  1.00%/(2)(3)(4)(5)/ 1.00%/(2)(3)(4)(5)/
                                                   -------------------  ------------------- -------------------
Accumulation Unit Value...........................           1.3011381            1.3240113           1.3440828
Net Assets Attributable to Accumulation Units
  Outstanding.....................................             124,577          413,808,943         904,413,450
                                                   ===================  =================== ===================
Accumulation Units Issued.........................              97,901           55,501,918         172,456,148
Accumulation Units Redeemed.......................            (74,732)         (39,835,130)        (46,792,397)
                                                   -------------------  ------------------- -------------------
Increase (Decrease) in Accumulation Units
  Outstanding.....................................              23,169           15,666,788         125,663,751
Beginning Accumulation Units Outstanding..........              72,575          296,902,494         547,287,495
                                                   -------------------  ------------------- -------------------
Ending Accumulation Units Outstanding.............              95,744          312,569,282         672,951,246
                                                   ===================  =================== ===================
Contracts with Mortality and Expense Risk Charge
  of:............................................. 1.00%/(2)(3)(4)(5)/           0.80%/(2)/          0.80%/(2)/
                                                   -------------------  ------------------- -------------------
Accumulation Unit Value...........................           1.3136337            1.3295458           1.3496653
Net Assets Attributable to Accumulation Units
  Outstanding.....................................         336,931,465           87,605,497         215,408,326
                                                   ===================  =================== ===================
Accumulation Units Issued.........................          29,639,357           14,787,017          44,649,790
Accumulation Units Redeemed.......................        (46,426,908)         (11,580,129)        (18,751,053)
                                                   -------------------  ------------------- -------------------
Increase (Decrease) in Accumulation Units
  Outstanding.....................................        (16,787,551)            3,206,888          25,898,737
Beginning Accumulation Units Outstanding..........         273,299,882           62,685,696         133,705,192
                                                   -------------------  ------------------- -------------------
Ending Accumulation Units Outstanding.............         256,512,331           65,892,584         159,603,929
                                                   ===================  =================== ===================
Contracts with Mortality and Expense Risk Charge
  of:.............................................          0.95%/(1)/           0.60%/(2)/          0.60%/(2)/
                                                   -------------------  ------------------- -------------------
Accumulation Unit Value...........................           1.3149023            1.3350726           1.3552989
Net Assets Attributable to Accumulation Units
  Outstanding.....................................                  --            6,670,377          15,701,496
                                                   ===================  =================== ===================
Accumulation Units Issued.........................                  --              794,318           3,383,421
Accumulation Units Redeemed.......................                  --            (962,098)         (2,944,039)
                                                   -------------------  ------------------- -------------------
Increase (Decrease) in Accumulation Units
  Outstanding.....................................                  --            (167,780)             439,382
Beginning Accumulation Units Outstanding..........                  --            5,164,185          11,146,312
                                                   -------------------  ------------------- -------------------
Ending Accumulation Units Outstanding.............                  --            4,996,405          11,585,694
                                                   ===================  =================== ===================
Contracts with Mortality and Expense Risk Charge
  of:.............................................          0.80%/(2)/
                                                   -------------------
Accumulation Unit Value...........................           1.3191253
Net Assets Attributable to Accumulation Units
  Outstanding.....................................          78,718,276
                                                   ===================
Accumulation Units Issued.........................           8,563,248
Accumulation Units Redeemed.......................         (11,703,224)
                                                   -------------------
Increase (Decrease) in Accumulation Units
  Outstanding.....................................          (3,139,976)
Beginning Accumulation Units Outstanding..........          62,815,066
                                                   -------------------
Ending Accumulation Units Outstanding.............          59,675,090
                                                   ===================
Contracts with Mortality and Expense Risk Charge
  of:.............................................          0.60%/(2)/
                                                   -------------------
Accumulation Unit Value...........................           1.3246241
Net Assets Attributable to Accumulation Units
  Outstanding.....................................          28,589,381
                                                   ===================
Accumulation Units Issued.........................           5,272,921
Accumulation Units Redeemed.......................          (2,232,034)
                                                   -------------------
Increase (Decrease) in Accumulation Units
  Outstanding.....................................           3,040,887
Beginning Accumulation Units Outstanding..........          18,542,675
                                                   -------------------
Ending Accumulation Units Outstanding.............          21,583,562
                                                   ===================

/(1)/Offered in registered Potentia Product

/(2)/Offered in Portfolio Director Product

/(3)/Offered in Group Unit Purchase Product

/(4)/Offered in Independence Plus Fixed and Variable Annuity Product

/(5)/Offered in Impact Fixed and Variable Annuity Product

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights

A summary of unit values and units outstanding for the divisions, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios for each of the five years in the period ended December 31, 2007, follows:

                    At December 31                        For the year ended December 31
          ----------------------------------   ------------------------------------------------------
                                                             Investment
          Units   Unit Fair Value   Net Assets  Average Net    Income     Expense    Total Return Lowest
          (000s)  Lowest to Highest   (000s)   Assets (000s) Ratio /(1)/ Ratio /(2)/  to Highest (3)
          ------- ---------------   ---------- ------------- ----------  ----------  ------------------
VALIC Company I Capital Conservation Fund, Division 1
2007.....     549 $ 5.19            $    2,850  $ 3,060.00      5.31%       1.01%     2.63%
2006.....     647   5.06                 3,270       3,370      1.47%       0.98%     3.48%
2005.....     710   4.89                 3,471       3,686      4.19%       0.99%     0.77%
2004.....     805   4.85                 3,901       3,989      3.56%       1.00%     2.94%
2003.....     865   4.71                 4,075       4,307      3.33%       1.04%     3.09%
VALIC Company I Money Market I Fund, Division 2
2007.....     439 $ 3.00            $    1,317  $    1,403      4.95%       1.08%     3.65%
2006.....     514   2.89                 1,488       1,634      4.33%       0.96%     3.58%
2005.....     637   2.79                 1,779       1,792      2.79%       1.04%     1.71%
2004.....     657   2.75                 1,805       1,915      0.82%       1.05%    -0.20%
2003.....     735   2.75                 2,024       2,793      0.63%       1.04%    -0.40%
VALIC Company I Mid Cap Index Fund, Division 4
2007..... 266,356 $ 1.55  to  11.93 $2,889,174  $2,854,907      1.20%       0.96%     6.07%  to    6.99%
2006..... 250,494   1.46  to  11.15  2,555,661   2,391,440      0.51%       0.96%     8.38%  to    9.32%
2005..... 233,145   1.35  to  10.20  2,171,514   1,933,336      1.02%       0.96%    10.57%  to   11.53%
2004..... 214,907   1.22  to   9.15  1,806,400   1,543,301      0.84%       0.98%    14.37%  to   15.35%
2003..... 192,477   1.07  to   7.93  1,412,960   1,105,126      0.68%       0.97%    33.16%  to   34.31%
VALIC Company I Asset Allocation Fund, Division 5
2007.....  32,061 $ 5.22  to   5.74 $  167,933  $  172,035      2.82%       0.99%     5.24%  to    5.66%
2006.....  34,238   4.96  to   5.43    170,212     167,501      1.60%       0.98%    10.65%  to   11.09%
2005.....  38,102   4.48  to   4.89    171,347     181,762      2.44%       0.98%     2.68%  to    3.09%
2004.....  45,466   4.36  to   4.74    198,651     192,593      1.84%       0.99%     7.41%  to    7.84%
2003.....  44,059   4.06  to   4.40    179,689     163,495      1.87%       0.99%    18.48%  to   18.96%
VALIC Company I Money Market I Fund, Division 6
2007..... 211,605 $ 1.08  to   2.31 $  443,130  $  413,701      4.70%       0.98%     3.17%  to    4.07%
2006..... 186,929   1.04  to   2.22    384,271     353,153      4.57%       0.96%     3.11%  to    4.00%
2005..... 168,376   1.01  to   2.14    322,035     325,994      2.76%       0.96%     1.24%  to    2.12%
2004..... 169,102   1.00  to   2.09    329,953     354,985      0.78%       0.93%    -0.66%  to    0.20%
2003..... 194,029   1.01  to   2.09    380,465     425,490      0.60%       0.96%    -0.86%  to    0.00%
VALIC Company I Capital Conservation Fund, Division 7
2007.....  59,709 $ 2.91  to   3.17 $  173,479  $  190,291      5.24%       0.93%     2.63%  to    3.04%
2006.....  72,949   2.83  to   3.08    207,102     158,612      1.97%       1.03%     3.48%  to    3.89%
2005.....  40,013   2.74  to   2.96    110,122      96,391      3.81%       0.87%     0.77%  to    1.17%
2004.....  30,328   2.72  to   2.93     82,661      79,470      3.51%       0.97%     2.94%  to    3.35%
2003.....  28,834   2.64  to   2.83     76,312      76,438      3.36%       1.03%     3.09%  to    3.50%
VALIC Company I Government Securities Fund, Division 8
2007.....  33,698 $ 3.02  to   3.29 $  101,522  $   96,840      4.49%       0.98%     6.59%  to    7.02%
2006.....  35,001   2.83  to   3.08     99,642     105,383      2.25%       0.97%     2.01%  to    2.42%
2005.....  40,621   2.78  to   3.00    113,302     118,579      3.45%       0.98%     1.60%  to    2.00%
2004.....  45,451   2.73  to   2.94    124,294     129,246      2.85%       0.99%     2.41%  to    2.82%
2003.....  52,761   2.67  to   2.86    141,390     163,616      3.08%       0.98%     0.14%  to    0.55%
VALIC Company I Stock Index Fund, Division 10A
2007.....   7,438 $27.48            $  209,082  $  221,267      1.50%       1.03%     4.07%
2006.....   8,641  26.41               233,452     235,241      0.81%       0.99%    14.26%
2005.....  10,025  23.11               237,030     246,941      1.48%       0.98%     3.52%
2004.....  11,234  22.33               256,852     258,387      1.54%       0.98%     9.41%
2003.....  12,425  20.41               260,143     242,689      1.30%       0.97%    26.93%
VALIC Company I Stock Index Fund, Division 10B
2007.....     394 $46.48            $   18,670  $   19,183      1.55%       0.43%     4.68%
2006.....     433  44.40                19,696      19,747      0.82%       0.39%    14.91%
2005.....     500  38.64                19,797      20,921      1.49%       0.43%     4.11%
2004.....     579  37.11                22,044      21,845      1.54%       0.37%    10.07%
2003.....     621  33.70                21,618      20,247      1.30%       0.29%    27.79%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

                         At December 31                                   For the year ended December 31
               ----------------------------------------------  ---------------------------------------------------
                                                                             Investment                Total Return
               Units      Unit Fair Value         Net Assets    Average Net    Income     Expense       Lowest to
               (000s)     Lowest to Highest         (000s)     Assets (000s) Ratio /(1)/ Ratio /(2)/   Highest (3)
                -------   ----------------------  ----------   ------------- ----------  ----------  ---------------
VALIC Company I Stock Index Fund. Division 10C
2007.......... 780,662    $ 1.10    to    $6.33   $4,558,255    $4,610,909      1.58%       0.98%     3.59% to   4.49%
2006.......... 827,755      1.06    to     6.05    4,663,564     4,416,739      0.86%       0.95%    13.74% to  14.72%
2005.......... 849,383      0.93    to     5.28    4,169,914     4,093,536      1.47%       0.94%     3.05% to   3.94%
2004.......... 845,578      0.91    to     5.08    4,017,159     3,850,094      1.54%       0.94%     8.91% to   9.85%
2003.......... 846,011      0.83    to     4.62    3,686,006     3,237,578      1.30%       0.94%    26.34% to  27.43%
VALIC Company I Stock Index Fund, Division 10D
2007..........   2,341    $10.34                  $   24,323    $   25,605      1.52%       1.04%     4.07%
2006..........   2,692      9.93                      26,887        26,461      0.83%       0.98%    14.26%
2005..........   2,979      8.69                      26,034        27,647      1.48%       0.99%     3.52%
2004..........   3,467      8.40                      29,260        29,060      1.53%       0.97%     9.41%
2003..........   3,741      7.68                      28,855        26,405      1.30%       0.96%    26.93%
VALIC Company I International Equities Fund, Division 11
2007.......... 492,598    $ 2.15    to    $2.32   $1,061,636    $1,018,204      2.44%       0.97%     7.68% to   8.11%
2006.......... 463,641      2.00    to     2.14      929,585       796,041      1.71%       0.97%    21.84% to  22.33%
2005.......... 394,287      1.64    to     1.75      648,641       520,365      1.81%       0.97%    15.82% to  16.29%
2004.......... 265,712      1.42    to     1.51      376,837       224,399      1.43%       0.98%    16.68% to  17.15%
2003.......... 100,098      1.21    to     1.29      121,879        86,715      1.58%       0.98%    28.35% to  28.86%
VALIC Company I Global Social Awareness Fund, Division 12
2007..........  99,869    $ 1.09    to    $4.75   $  442,767    $  449,026      1.22%       0.96%     2.88% to   3.77%
2006..........  98,760      1.06    to     4.58      424,214       394,505      0.74%       0.96%    13.85% to  14.83%
2005.......... 102,370      0.93    to     3.99      384,400       390,447      1.19%       0.97%     2.56% to   3.45%
2004.......... 113,968      0.91    to     3.85      414,408       408,421      1.24%       0.98%     8.99% to   9.93%
2003.......... 119,744      0.84    to     3.50      398,346       349,114      1.00%       0.98%    26.59% to  27.68%
VALIC Company I International Government Bond Fund, Division 13
2007..........  56,482    $ 2.50    to    $2.66   $  141,092    $  135,703      5.15%       0.97%     5.95% to   6.38%
2006..........  57,640      2.36    to     2.50      136,108       137,789      4.04%       0.97%     6.88% to   7.31%
2005..........  64,324      2.20    to     2.33      142,221       147,764      3.96%       0.97%    -1.60% to  -1.20%
2004..........  69,235      2.24    to     2.36      154,892       148,766      5.09%       0.98%     9.53% to   9.97%
2003..........  74,424      2.04    to     2.15      152,636       145,118      2.42%       0.98%    18.23% to  18.70%
VALIC Company I Small Cap Index Fund, Division 14
2007.......... 302,678    $ 1.44    to    $4.03   $1,146,052    $1,171,294      1.10%       0.97%    -3.32% to  -2.48%
2006.......... 287,518      1.49    to     4.13    1,124,330     1,001,724      0.40%       0.96%    16.36% to  17.36%
2005.......... 260,165      1.28    to     3.52      870,870       745,223      0.95%       0.96%     2.76% to   3.65%
2004.......... 201,258      1.25    to     3.40      650,837       502,550      0.84%       0.98%    16.18% to  17.18%
2003.......... 149,874      1.08    to     2.90      416,710       285,486      0.55%       0.97%    44.34% to  45.59%
VALIC Company I Core Equity Fund, Division 15
2007.......... 162,588    $ 2.41    to    $2.55   $  389,413    $  430,337      0.90%       0.97%     1.95% to   2.36%
2006.......... 191,812      2.37    to     2.49      455,319       471,012      0.65%       0.97%    10.63% to  11.07%
2005.......... 233,609      2.14    to     2.24      500,832       535,381      1.04%       0.97%     2.93% to   3.34%
2004.......... 282,887      2.08    to     2.17      585,907       596,629      1.18%       0.98%     6.96% to   7.39%
2003.......... 320,911      1.94    to     2.02      625,526       558,250      1.04%       0.98%    25.53% to  26.03%
VALIC Company I Growth & Income Fund, Division 16
2007..........  49,658    $ 1.09    to    $2.79   $  131,332    $  136,637      1.20%       0.98%     5.49% to   6.40%
2006..........  55,058      1.03    to     2.62      137,552       137,079      0.65%       0.98%    13.68% to  14.66%
2005..........  65,279      0.91    to     2.29      142,823       153,769      1.18%       0.98%    -0.01% to   0.85%
2004..........  77,184      0.91    to     2.27      167,042       167,906      0.95%       0.99%     9.11% to  10.05%
2003..........  93,726      0.83    to     2.06      186,306       162,637      0.67%       0.99%    20.88% to  21.92%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

                      At December 31                              For the year ended December 31
             ----------------------------------------  ------------------------------------------------------
                                                                     Investment
             Units     Unit Fair Value    Net Assets    Average Net    Income     Expense    Total Return Lowest
             (000s)    Lowest to Highest    (000s)     Assets (000s) Ratio /(1)/ Ratio /(2)/  to Highest (3)
              -------  -----------------  ----------   ------------- ----------  ----------  ------------------
VALIC Company I Science & Technology Fund, Division 17
2007........ 360,978   $0.62  to   $2.84  $  968,391    $  970,673      0.00%       0.96%    15.98%  to   16.99%
2006........ 424,261    0.53  to    2.42     981,809     1,035,644        --        0.96%     4.32%  to    5.22%
2005........ 511,716    0.51  to    2.30   1,129,864     1,177,302        --        0.96%     1.83%  to    2.71%
2004........ 618,736    0.50  to    2.24   1,328,628     1,351,782        --        0.98%    -0.67%  to    0.19%
2003........ 689,182    0.51  to    2.24   1,490,473     1,197,495        --        0.98%    49.28%  to   50.57%
VALIC Company I Small Cap Fund, Division 18
2007........ 160,027   $2.68  to   $2.86  $  428,636    $  511,816      0.03%       0.98%    -7.14%  to   -6.76%
2006........ 194,385    2.88  to    3.06     561,593       601,283        --        0.97%     7.33%  to    7.76%
2005........ 231,549    2.68  to    2.84     616,086       622,771        --        0.97%     6.26%  to    6.69%
2004........ 262,835    2.53  to    2.66     662,328       614,333        --        0.98%    17.83%  to   18.30%
2003........ 302,921    2.14  to    2.25     652,804       548,920        --        0.96%    35.04%  to   35.57%
Templeton Global Asset Allocation Fund, Division 19 (CLOSED) /(8)/
2006........      --   $  --  to   $  --  $       --    $  403,978        --        0.49%     7.95%  to    8.13%
2005........ 150,266    2.64  to    2.83     398,848       387,058      3.93%       1.21%     2.57%  to    2.98%
2004........ 145,175    2.57  to    2.74     374,152       321,788      2.96%       1.23%    14.49%  to   14.95%
2003........ 147,399    2.25  to    2.39     334,579       256,788      2.73%       1.19%    30.67%  to   31.19%
VALIC Company I International Growth I Fund, Division 20
2007........ 263,159   $2.64  to   $2.81  $  698,587    $  661,103      0.92%       0.95%    13.53%  to   13.99%
2006........ 258,416    2.33  to    2.47     605,093       506,825      1.83%       0.95%    25.12%  to   25.62%
2005........ 219,896    1.86  to    1.96     408,838       390,878      1.35%       0.97%    12.57%  to   13.02%
2004........ 246,624    1.65  to    1.74     407,359       385,156      0.60%       0.98%    14.45%  to   14.91%
2003........ 280,453    1.45  to    1.51     407,377       351,302      1.05%       0.96%    24.17%  to   24.67%
VALIC Company I Core Value Fund, Division 21
2007........ 109,148   $1.87  to   $2.04  $  202,154    $  231,639      1.64%       0.95%    -1.44%  to   -1.05%
2006........ 126,790    1.90  to    2.06     242,124       233,026      0.82%       0.95%    15.98%  to   16.44%
2005........ 137,303    1.64  to    1.77     225,277       231,100      1.90%       0.96%     3.52%  to    3.94%
2004........ 154,912    1.58  to    1.70     241,354       233,026      1.81%       0.96%    11.68%  to   12.13%
2003........ 164,857    1.42  to    1.52     235,131       201,592      1.48%       0.96%    27.93%  to   28.44%
Vanguard Long-Term Investment Grade Fund, Division 22
2007........  95,031   $1.96  to   $2.18  $  185,261    $  207,885      5.78%       0.96%     2.72%  to    3.13%
2006........ 116,751    1.91  to    2.11     224,574       214,276      5.71%       0.95%     1.83%  to    2.24%
2005........ 114,312    1.87  to    2.06     215,609       209,251      5.34%       0.95%     4.09%  to    4.51%
2004........ 108,313    1.80  to    1.97     195,275       182,470      5.61%       0.96%     7.86%  to    8.29%
2003........ 110,831    1.67  to    1.82     187,005       187,702      5.65%       0.95%     5.20%  to    5.62%
Vanguard Long-Term Treasury Fund, Division 23
2007........ 138,737   $2.09  to   $2.27  $  288,608    $  280,019      4.84%       0.95%     8.15%  to    8.58%
2006........ 147,344    1.93  to    2.09     286,342       303,205      4.95%       0.95%     0.73%  to    1.13%
2005........ 173,758    1.92  to    2.07     333,761       317,350      4.84%       0.96%     5.55%  to    5.97%
2004........ 162,227    1.82  to    1.95     295,240       295,301      5.03%       0.97%     6.05%  to    6.48%
2003........ 182,935    1.71  to    1.83     315,279       341,949      4.82%       0.96%     1.65%  to    2.06%
Vanguard Windsor II Fund, Division 24
2007........ 669,939   $2.65  to   $2.89  $1,761,795    $1,909,890      2.19%       1.21%     0.95%  to    1.36%
2006........ 696,334    2.62  to    2.85   1,837,638     1,671,001      2.33%       1.20%    16.78%  to   17.25%
2005........ 702,946    2.25  to    2.43   1,566,299     1,483,284      2.17%       1.20%     5.68%  to    6.11%
2004........ 644,293    2.12  to    2.29   1,372,830     1,183,729      2.11%       1.21%    16.84%  to   17.31%
2003........ 603,232    1.82  to    1.95   1,106,274       895,011      2.37%       1.20%    28.47%  to   28.98%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

                         At December 31                                  For the year ended December 31
                --------------------------------------------  ------------------------------------------------------
                                                                            Investment
                Units      Unit Fair Value       Net Assets    Average Net    Income     Expense    Total Return Lowest
                (000s)     Lowest to Highest       (000s)     Assets (000s) Ratio /(1)/ Ratio /(2)/  to Highest (3)
                 -------   --------------------  ----------   ------------- ----------  ----------  ------------------
Vanguard Wellington Fund, Division 25
2007........... 633,980    $2.65   to    $2.93   $1,651,772    $1,638,117      3.22%       1.21%     7.02%  to    7.45%
2006........... 611,262     2.47   to     2.73    1,524,379     1,384,025      3.09%       1.20%    13.51%  to   13.96%
2005........... 586,360     2.18   to     2.40    1,284,053     1,208,911      2.97%       1.20%     5.50%  to    5.92%
2004........... 552,256     2.06   to     2.26    1,142,920     1,017,473      3.02%       1.21%     9.79%  to   10.23%
2003........... 505,105     1.88   to     2.05      960,010       801,343      2.98%       1.20%    19.25%  to   19.73%
Putnam New Opportunities Fund, Division 26 (CLOSED) /(8)/
2006...........      --    $  --   to    $  --   $       --    $  546,967        --        0.40%     0.70%  to    1.05%
2005........... 438,965     0.72   to     1.36      559,314       568,259        --        0.95%     8.33%  to    9.27%
2004........... 526,535     0.67   to     1.25      617,991       620,357        --        0.96%     8.50%  to    9.44%
2003........... 626,301     0.62   to     1.14      684,141       608,282        --        0.94%    30.76%  to   31.88%
Putnam OTC & Emerging Growth Fund, Division 27 (CLOSED) /(8)/
2006...........      --    $  --   to    $  --   $       --    $  188,156        --        0.41%     6.07%  to    6.43%
2005........... 300,718     0.57   to     1.29      189,177       194,028        --        0.96%     6.20%  to    7.11%
2004........... 362,619     0.54   to     1.21      214,218       213,954        --        0.97%     6.36%  to    7.28%
2003........... 415,502     0.50   to     0.59      230,486       202,099        --        0.97%    33.16%  to   34.31%
Putnam Global Equity Fund, Division 28 (CLOSED) /(8)/
2006...........      --    $  --   to    $  --   $       --    $  376,020        --        0.39%     7.38%  to    7.75%
2005........... 265,050     0.88   to     1.53      373,886       374,697      0.83%       0.94%     7.12%  to    8.05%
2004........... 297,644     0.82   to     1.41      392,170       378,921      0.25%       0.96%    11.90%  to   12.86%
2003........... 342,450     0.73   to     1.25      403,106       345,165      2.39%       0.95%    27.07%  to   28.17%
VALIC Company I Large Cap Growth Fund, Division 30 (CLOSED) /(8)/
2006...........      --    $  --   to    $  --   $       --    $  324,192      0.18%       0.40%    -1.18%  to   -1.02%
2005........... 300,698     1.12   to     1.21      336,720       362,869      0.61%       0.96%     1.13%  to    1.54%
2004........... 372,247     1.11   to     1.20      411,133       427,053        --        0.96%     4.24%  to    4.66%
2003........... 445,027     1.07   to     1.14      479,482       427,889      0.02%       0.94%    24.83%  to   25.33%
American Century Ultra Fund, Division 31 (CLOSED) /(8)/
2006...........      --    $  --   to    $  --   $       --    $  942,108        --        0.41%    -5.34%  to   -5.02%
2005........... 601,775     0.86   to     1.82    1,007,713     1,036,454      0.12%       0.99%     0.64%  to    1.50%
2004........... 681,209     0.86   to     1.80    1,121,768     1,080,945        --        0.99%     9.09%  to   10.03%
2003........... 717,627     0.79   to     1.63    1,083,216       927,828        --        0.97%    24.00%  to   25.07%
Templeton Foreign Fund, Division 32 (CLOSED) /(8)/
2006...........      --    $  --   to    $  --   $       --    $  676,066        --        0.39%     6.90%  to    7.08%
2005........... 336,992     1.92   to     2.07      645,925       586,347      1.72%       0.95%     9.53%  to    9.97%
2004........... 312,327     1.75   to     1.88      545,727       469,327      2.08%       0.97%    16.96%  to   17.43%
2003........... 293,418     1.50   to     1.60      441,868       345,069      2.19%       0.97%    29.22%  to   29.73%
VALIC Company II International Small Cap Equity Fund, Division 33
2007........... 347,000    $2.18   to    $2.26   $  752,863    $  702,426      0.59%       0.72%     5.06%  to    5.49%
2006........... 275,096     2.07   to     2.14      569,761       383,808      0.50%       0.71%    19.33%  to   19.81%
2005........... 141,743     1.74   to     1.79      245,939        86,678      0.44%       0.70%    28.49%  to   29.00%
2004...........  18,383     1.35   to     1.38       24,572        25,491      1.23%       0.64%    18.44%  to   18.92%
2003...........  19,542     1.14   to     1.16       29,880        22,229      1.10%       0.49%    27.09%  to   27.59%
VALIC Company II Small Cap Growth Fund, Division 35
2007...........  31,678    $0.93   to    $1.74   $   52,812    $   52,675      0.00%       0.71%     2.53%  to    3.68%
2006...........  29,224     0.90   to     1.68       47,591        47,517        --        0.70%     8.41%  to    9.62%
2005...........  28,855     0.83   to     1.53       42,479        41,201        --        0.70%     3.26%  to    4.41%
2004...........  29,634     0.81   to     1.47       42,220        39,933        --        0.66%     9.27%  to   10.49%
2003...........  32,553     0.74   to     1.33       47,451        32,390        --        0.54%    43.69%  to   45.29%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

                       At December 31                                 For the year ended December 31
              ---------------------------------------------  ---------------------------------------------------
                                                              Average   Investment
              Units      Unit Fair Value         Net Assets  Net Assets   Income     Expense    Total Return Lowest
              (000s)     Lowest to Highest         (000s)      (000s)   Ratio /(1)/ Ratio /(2)/  to Highest (3)
               -------   ----------------------  ----------  ---------- ----------  ----------  ------------------
VALIC Company II Small Cap Value Fund, Division 36..........
2007......... 106,944    $2.28    to     $2.37   $  244,244   $234,509     0.65%       0.69%    -7.68%  to   -7.30%
2006.........  64,994     2.47    to      2.56      161,107    112,445     0.57%       0.70%    17.91%  to   18.38%
2005.........  45,167     2.10    to      2.16       87,273     93,033     0.68%       0.68%     5.92%  to    6.34%
2004.........  46,339     1.98    to      2.03       91,703     71,872     0.68%       0.68%    18.48%  to   18.96%
2003.........  34,840     1.67    to      1.71       65,019     48,365     0.44%       0.60%    38.20%  to   38.75%
VALIC Company II Mid Cap Growth Fund, Division 37
2007.........  62,487    $1.48    to     $1.54   $   91,726   $ 80,411     0.00%       0.71%    13.07%  to   13.53%
2006.........  46,415     1.31    to      1.36       61,039     55,659       --        0.71%    14.21%  to   14.66%
2005.........  43,155     1.15    to      1.18       49,299     46,961       --        0.71%    10.42%  to   10.87%
2004.........  46,181     1.04    to      1.07       47,973     45,888       --        0.69%    11.84%  to   12.29%
2003.........  47,429     0.93    to      0.95       48,029     35,597       --        0.64%    37.41%  to   37.96%
VALIC Company II Mid Cap Value Fund, Division 38
2007......... 137,959    $3.41    to     $3.54   $  470,359   $494,779     0.46%       0.70%     2.03%  to    2.44%
2006......... 122,876     3.35    to      3.46      411,742    351,099     0.39%       0.70%    15.87%  to   16.34%
2005......... 108,200     2.89    to      2.97      304,188    274,020     0.05%       0.70%     8.59%  to    9.02%
2004.........  90,191     2.66    to      2.73      239,126    188,597     0.18%       0.70%    15.39%  to   15.85%
2003.........  69,024     2.31    to      2.35      165,513    113,095     0.09%       0.65%    42.29%  to   42.86%
VALIC Company II Capital Appreciation Fund, Division 39
2007.........  27,872    $0.89    to     $1.51   $   33,206   $ 16,563     0.54%       0.69%    18.18%  to   19.50%
2006.........   9,377     0.75    to      1.27        9,438     10,004     0.17%       0.64%     4.09%  to    5.25%
2005.........  11,072     0.72    to      1.21       10,593     10,397     0.06%       0.63%     1.93%  to    3.07%
2004.........  13,388     0.71    to      1.19       12,431     12,892     0.28%       0.55%     7.67%  to    8.87%
2003.........  23,085     0.66    to      0.88       22,193     19,086     0.05%       0.43%    24.13%  to   25.52%
VALIC Company II Large Cap Value Fund, Division 40
2007......... 181,763    $2.16    to     $2.24   $  391,778   $366,717     0.99%       0.71%     2.28%  to    2.69%
2006......... 141,357     2.11    to      2.18      298,102    125,597     0.97%       0.70%    17.68%  to   18.15%
2005.........  31,182     1.79    to      1.84       55,688     49,323     1.09%       0.70%     8.05%  to    8.48%
2004.........  27,681     1.66    to      1.70       44,861     40,691     1.36%       0.70%    12.71%  to   13.16%
2003.........  25,244     1.47    to      1.50       40,489     28,289     1.46%       0.62%    26.53%  to   27.03%
VALIC Company II Socially Responsible Fund, Division 41
2007......... 673,004    $1.53    to     $1.59   $1,026,361   $823,411     1.11%       0.72%     3.20%  to    3.62%
2006......... 331,640     1.48    to      1.53      490,929    255,910     0.88%       0.71%    14.74%  to   15.20%
2005......... 106,547     1.29    to      1.33      136,627    140,003     1.21%       0.72%     3.31%  to    3.72%
2004.........  75,008     1.25    to      1.28       93,678     35,242     1.40%       0.69%     9.12%  to    9.55%
2003.........   8,150     1.14    to      1.17       14,565     11,685     0.83%       0.33%    27.30%  to   27.81%
VALIC Company II Money Market II Fund, Division 44
2007......... 268,779    $1.26    to     $1.31   $  338,361   $287,347     4.48%       0.72%     3.85%  to    4.27%
2006......... 185,594     1.21    to      1.25      225,165    134,616     4.57%       0.70%     3.81%  to    4.22%
2005.........  69,795     1.17    to      1.20       81,819     74,487     2.71%       0.70%     1.96%  to    2.37%
2004.........  57,593     1.15    to      1.18       65,500     70,662     0.83%       0.71%     0.08%  to    0.48%
2003.........  61,977     1.15    to      1.17       74,195     78,751     0.63%       0.68%    -0.13%  to    0.27%
VALIC Company I Growth Fund, Division 45 (CLOSED) /(7)/
2004.........      --    $  --    to     $  --   $       --      1,722       --        0.98%    -7.77%  to   -7.53%
2003.........   4,118     0.47    to      0.47        1,929      1,490       --        0.95%    22.15%  to   22.64%
VALIC Company I Nasdaq-100(R) Index Fund, Division 46
2007......... 168,286    $0.59    to     $0.60   $   97,988   $ 84,217     0.08%       0.97%    17.42%  to   17.89%
2006......... 160,131     0.50    to      0.51       79,992     81,388     0.08%       0.96%     5.60%  to    6.02%
2005......... 183,978     0.47    to      0.48       87,163     86,087     0.13%       0.96%     0.24%  to    0.64%
2004......... 205,478     0.47    to      0.48       96,495     88,901     0.58%       0.97%     8.96%  to    9.39%
2003......... 205,651     0.43    to      0.44       89,189     53,539       --        0.96%    47.79%  to   48.39%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

                       At December 31                               For the year ended December 31
              -------------------------------------------  ---------------------------------------------------
                                                            Average   Investment
              Units     Unit Fair Value       Net Assets   Net Assets   Income     Expense    Total Return Lowest
              (000s)    Lowest to Highest       (000s)       (000s)   Ratio /(1)/ Ratio /(2)/  to Highest (3)
               -------  --------------------  ----------   ---------- ----------  ----------  ------------------
Janus Adviser Worldwide Fund, Division 47 (CLOSED) /(8)/
2006.........      --   $  --   to    $  --    $     --     $ 34,840       --        0.39%     1.34%  to    1.69%
2005.........  51,168    0.69   to     1.24      35,315       35,762     0.79%       0.96%     4.54%  to    5.44%
2004.........  58,805    0.66   to     1.18      38,569       38,867     0.35%       0.97%     3.21%  to    4.10%
2003.........  65,101    0.64   to     0.70      41,409       35,671     0.65%       0.96%    21.05%  to   22.10%
VALIC Company II Aggressive Growth Lifestyle Fund, Division 48
2007.........  46,108   $1.33   to    $2.06    $ 90,631     $ 79,120     1.71%       0.71%     8.20%  to    9.41%
2006.........  35,981    1.23   to     1.89      65,628       51,931       --        0.71%    12.35%  to   13.60%
2005.........  26,756    1.10   to     1.66      41,368       37,402     1.97%       0.70%    10.28%  to   11.51%
2004.........  23,935    0.99   to     1.49      35,659       34,093     1.13%       0.61%    11.80%  to   13.05%
2003.........  21,229    0.89   to     1.32      33,885       25,898     0.98%       0.53%    27.49%  to   28.91%
VALIC Company II Moderate Growth Lifestyle Fund, Division 49
2007.........  68,608   $1.37   to    $2.07    $135,383     $116,816     1.47%       0.72%     7.30%  to    8.51%
2006.........  52,393    1.28   to     1.91      96,392       85,239     1.00%       0.71%     9.40%  to   10.62%
2005.........  45,831    1.17   to     1.72      72,955       67,417     1.08%       0.69%     7.12%  to    8.31%
2004.........  40,378    1.09   to     1.59      62,528       55,910     2.02%       0.66%     9.58%  to   10.80%
2003.........  34,144    0.99   to     1.44      55,165       43,357     2.32%       0.55%    21.58%  to   22.93%
VALIC Company II Conservative Growth Lifestyle Fund, Division 50
2007.........  29,176   $1.34   to    $1.96    $ 55,014     $ 46,929     1.59%       0.70%     5.55%  to    6.74%
2006.........  22,047    1.27   to     1.84      39,119       35,405       --        0.70%     8.05%  to    9.25%
2005.........  20,165    1.17   to     1.68      31,560       29,879     2.84%       0.69%     4.70%  to    5.87%
2004.........  17,680    1.12   to     1.59      28,401       28,523     2.63%       0.59%     7.55%  to    8.75%
2003.........  15,229    1.04   to     1.46      28,956       23,412     3.17%       0.48%    15.43%  to   16.72%
Vanguard LifeStrategy Growth Fund, Division 52
2007.........  80,439   $1.71   to    $1.78    $134,535     $127,115     2.42%       1.21%     6.11%  to    6.54%
2006.........  67,292    1.62   to     1.67     109,039       92,358     2.30%       1.19%    14.69%  to   15.15%
2005.........  59,842    1.41   to     1.45      81,292       75,645     2.11%       1.18%     5.56%  to    5.98%
2004.........  53,843    1.33   to     1.37      71,438       59,751     2.22%       1.17%    11.17%  to   11.62%
2003.........  72,257    1.20   to     1.23      87,734       67,293     1.90%       1.01%    26.93%  to   27.43%
Vanguard LifeStrategy Moderate Growth Fund, Division 53
2007.........  89,599   $1.66   to    $1.73    $143,096     $138,333     3.03%       1.21%     6.02%  to    6.44%
2006.........  77,721    1.57   to     1.62     122,075      109,946     2.86%       1.19%    11.91%  to   12.35%
2005.........  74,704    1.40   to     1.44      98,585       93,800     2.61%       1.16%     4.38%  to    4.80%
2004.........  66,184    1.34   to     1.38      88,307       74,552     2.76%       1.15%     9.19%  to    9.63%
2003.........  87,905    1.23   to     1.26     109,571       85,782     2.50%       0.99%    20.88%  to   21.36%
Vanguard LifeStrategy Conservative Growth Fund, Division 54
2007.........  35,724   $1.58   to    $1.64    $ 54,504     $ 51,119     3.56%       1.21%     5.65%  to    6.08%
2006.........  30,392    1.50   to     1.55      45,390       41,738     3.31%       1.20%     9.25%  to    9.69%
2005.........  30,511    1.37   to     1.41      38,881       39,172     2.93%       1.18%     3.16%  to    3.57%
2004.........  27,719    1.33   to     1.36      36,593       31,182     3.06%       1.18%     6.68%  to    7.11%
2003.........  26,983    1.25   to     1.27      33,935       26,284     2.95%       1.09%    15.13%  to   15.59%
Evergreen Special Values Fund, Division 55 (CLOSED) /(8)/
2006.........      --   $  --   to    $  --          --     $340,766       --        0.40%    10.20%  to   10.20%
2005......... 155,352    1.98   to     2.04     308,806      262,766     0.90%       0.96%     9.34%  to    9.77%
2004......... 123,345    1.81   to     1.86     222,791      174,070     0.84%       0.97%    18.85%  to   19.32%
2003.........  94,579    1.53   to     1.56     144,741      109,322       --        0.96%    31.48%  to   32.00%
Evergreen Fundamental Large Cap Fund, Division 56 (CLOSED) /(8)/
2006.........      --   $  --   to    $  --    $     --     $169,115     0.09%       0.40%     2.44%  to    2.60%
2005......... 153,476    1.07   to     1.10     164,183      130,097     0.35%       0.98%     6.54%  to    6.97%
2004......... 100,628    1.01   to     1.03     101,040       48,762     0.67%       0.98%     7.69%  to    8.12%
2003.........  24,108    0.93   to     0.95      22,526        8,785     0.14%       0.97%    27.78%  to   28.29%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

                        At December 31                               For the year ended December 31
               -------------------------------------------  ---------------------------------------------------
                                                             Average   Investment
               Units     Unit Fair Value       Net Assets   Net Assets   Income     Expense    Total Return Lowest
               (000s)    Lowest to Highest       (000s)       (000s)   Ratio /(1)/ Ratio /(2)/ to Highest /(3)/
                -------  --------------------  ----------   ---------- ----------  ----------  ------------------
Evergreen Equity Income Fund, Division 57 (CLOSED) /(8)/
2006..........      --   $  --   to    $  --    $     --     $ 24,752     0.24%       0.39%     4.35%  to    4.52%
2005..........  20,068    1.23   to     1.27      24,720       43,787     1.39%       0.98%     2.50%  to    2.91%
2004..........  49,455    1.20   to     1.23      59,178       37,663     1.68%       0.98%     9.03%  to    9.47%
2003..........  15,201    1.10   to     1.12      16,775       11,683     1.78%       0.96%    27.12%  to   27.63%
VALIC Company II Core Bond Fund, Division 58
2007.......... 139,732   $1.12   to    $1.51    $203,021     $144,955     4.26%       0.71%     2.36%  to    3.51%
2006..........  61,262    1.09   to     1.46      86,706       61,717     3.87%       0.68%     3.42%  to    4.58%
2005..........  39,368    1.05   to     1.40      49,423       50,952     3.84%       0.65%     0.72%  to    1.84%
2004..........  31,364    1.04   to     1.37      41,882       35,826     4.13%       0.63%     3.28%  to    4.43%
2003..........  20,584    1.15   to     1.31      32,797       30,002     2.98%       0.50%     2.50%  to    3.64%
VALIC Company II Strategic Bond Fund, Division 59
2007.......... 164,042   $1.34   to    $2.00    $314,387     $278,977     4.88%       0.71%     2.63%  to    3.78%
2006.......... 121,930    1.30   to     1.92     227,069      182,636     4.17%       0.71%     6.98%  to    8.17%
2005..........  85,455    1.21   to     1.78     147,391      119,144     4.33%       0.72%     3.38%  to    4.53%
2004..........  55,556    1.17   to     1.70      91,514       72,372     5.75%       0.71%     9.01%  to   10.23%
2003..........  34,694    1.28   to     1.54      59,397       39,531     6.41%       0.59%    17.72%  to   19.03%
VALIC Company II High Yield Bond Fund, Division 60
2007.......... 106,828   $1.83   to    $1.89    $194,418     $177,795     5.99%       0.72%     0.71%  to    1.12%
2006..........  67,764    1.81   to     1.87     122,971       99,728     5.56%       0.72%    11.49%  to   11.94%
2005..........  50,480    1.63   to     1.67      82,159       76,176     5.56%       0.72%     6.44%  to    6.87%
2004..........  44,313    1.53   to     1.57      66,980       52,793     9.01%       0.70%    15.02%  to   15.48%
2003..........  35,032    1.33   to     1.36      53,336       35,007     9.60%       0.60%    29.01%  to   29.52%
Janus Fund, Division 61 (CLOSED)/ (8)/
2006..........      --   $  --   to    $  --    $     --     $ 50,144       --        0.39%     1.31%  to    1.48%
2005..........  81,364    0.62   to     0.63      50,544       50,825     0.07%       0.95%     2.95%  to    3.36%
2004..........  90,682    0.60   to     0.61      54,444       54,164       --        0.96%     3.64%  to    4.06%
2003..........  99,604    0.58   to     0.59      58,035       48,451       --        0.95%    30.40%  to   30.92%
AIM Large Cap Growth Fund, Division 62 (CLOSED) /(8)/
2006..........      --   $  --   to    $  --    $     --     $ 19,019       --        0.40%    -0.03%  to    0.13%
2005..........  58,454    0.32   to     0.32      17,433       16,321       --        0.94%     5.95%  to    6.36%
2004..........  53,053    0.30   to     0.30      15,757       14,006       --        0.95%     8.21%  to    8.64%
2003..........  46,900    0.28   to     0.28      12,981        9,818       --        0.95%    29.88%  to   30.40%
Credit Suisse Small Cap Growth Fund, Division 63 (CLOSED) /(8)/
2006..........      --   $  --   to    $  --    $     --     $ 55,233       --        0.41%     5.25%  to    5.42%
2005..........  62,555    0.81   to     0.83      50,774       53,651       --        0.96%    -4.26%  to   -3.88%
2004..........  68,156    0.85   to     0.86      57,452       51,992       --        0.97%    10.00%  to   10.44%
2003..........  51,941    0.77   to     0.78      40,001       23,372       --        0.95%    44.99%  to   45.57%
MSIF Trust Mid Cap Growth Portfolio, Division 64 (CLOSED) /(8)/
2006..........       1   $  --   to    $  --    $     --     $126,143       --        0.41%     3.38%  to    3.54%
2005.......... 141,998    0.81   to     0.83     115,617       85,448       --        0.95%    16.90%  to   17.37%
2004.......... 101,122    0.70   to     0.71      70,176       50,068       --        0.95%    20.48%  to   20.97%
2003..........  68,365    0.58   to     0.58      39,535       24,956       --        0.95%    40.83%  to   41.39%
Evergreen Special Equity Fund, Division 65 (CLOSED) /(8)/
2006..........      --   $  --   to    $  --    $     --     $ 45,179       --        0.41%     4.52%  to    4.69%
2005..........  45,946    0.98   to     1.00      43,270       41,574       --        0.95%     5.94%  to    6.36%
2004..........  47,897    0.92   to     0.94      44,053       42,874       --        0.96%     4.61%  to    5.04%
2003..........  45,184    0.88   to     0.89      39,838       16,735       --        0.95%    50.61%  to   51.22%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

                     At December 31                            For the year ended December 31
            ----------------------------------------  -----------------------------------------------------
                                                       Average     Investment
            Units     Unit Fair Value    Net Assets   Net Assets     Income     Expense    Total Return Lowest
            (000s)    Lowest to Highest    (000s)       (000s)     Ratio /(1)/ Ratio /(2)/ to Highest /(3)/
             -------  -----------------  ----------   ----------   ----------  ----------  ------------------
SIT Small Cap Growth Fund, Division 66 (CLOSED) /(8)/
2006.......      --   $  --  to   $  --   $     --     $135,970         --        0.41%     6.29%  to    6.47%
2005....... 169,656    0.74  to    0.76    126,041       93,457         --        0.95%    17.35%  to   17.81%
2004....... 133,858    0.63  to    0.64     83,848       76,239         --        0.96%     5.73%  to    6.15%
2003....... 122,494    0.60  to    0.61     73,392       52,055         --        0.95%    33.23%  to   33.77%
SIT Mid Cap Growth Fund, Division 67 (CLOSED) /(8)/
2006.......      --   $  --  to   $  --   $     --     $ 29,303         --        0.42%     0.85%  to    1.01%
2005.......  44,640    0.66  to    0.67     29,385       22,200         --        0.96%    14.12%  to   14.58%
2004.......  37,107    0.58  to    0.59     21,325       18,374         --        0.97%    15.85%  to   16.32%
2003.......  33,377    0.50  to    0.51     16,666       11,086         --        0.97%    37.13%  to   37.68%
Ariel Fund, Division 68
2007....... 236,938   $1.92  to   $1.97   $450,527     $516,328       0.28%       0.95%    -2.69%  to   -2.30%
2006....... 263,335    1.97  to    2.02    519,165      542,024         --        0.95%     9.25%  to    9.69%
2005....... 312,798    1.80  to    1.84    565,241      567,495       0.30%       0.95%    -0.08%  to    0.32%
2004....... 291,623    1.81  to    1.84    523,918      384,123       0.06%       0.96%    20.75%  to   21.24%
2003....... 200,714    1.50  to    1.51    300,555      216,517         --        0.95%    26.76%  to   27.27%
Ariel Appreciation Fund, Division 69
2007....... 188,042   $1.72  to   $1.77   $322,748     $373,503       0.46%       0.96%    -2.38%  to   -1.99%
2006....... 219,434    1.76  to    1.81    387,982      400,034       0.04%       0.95%     9.84%  to   10.28%
2005....... 268,624    1.61  to    1.64    432,565      428,952       0.29%       0.96%     1.90%  to    2.31%
2004....... 273,688    1.58  to    1.60    430,032      376,800       0.11%       0.97%    11.98%  to   12.43%
2003....... 246,998    1.41  to    1.43    348,317      259,088         --        0.96%    29.67%  to   30.19%
Lou Holland Growth Fund, Division 70
2007.......  46,918   $1.04  to   $1.07   $ 49,287     $ 50,747       0.03%       0.88%     8.31%  to    8.74%
2006.......  54,091    0.96  to    0.99     52,523       53,040       0.08%       0.88%     4.19%  to    4.60%
2005.......  35,123    0.93  to    0.94     32,586       33,411       0.00%       0.95%    -1.78%  to   -1.39%
2004.......  35,830    0.94  to    0.96     33,602       28,027       0.31%       0.96%    10.10%  to   10.54%
2003.......  32,200    0.86  to    0.87     27,587       16,962         --        0.96%    26.39%  to   26.90%
Dreyfus BASIC U.S. Mortgage Securities Fund, Division 71 (CLOSED) /(8)/
2006.......      --   $  --  to   $  --   $     --     $ 83,491       1.80%       0.39%    -0.98%  to   -0.82%
2005.......  68,813    1.27  to    1.30     87,314       92,323       4.06%       0.96%     2.42%  to    2.83%
2004.......  77,962    1.24  to    1.26     95,777       98,103       4.66%       0.97%     1.78%  to    2.19%
2003.......  83,891    1.22  to    1.23    102,283      104,241       3.85%       0.97%     2.51%  to    2.92%
VALIC Company I Blue Chip Growth Fund, Division 72
2007....... 133,943   $1.04  to   $1.07   $136,613     $115,156       0.25%       0.95%    11.96%  to   12.41%
2006.......  95,874    0.93  to    0.95     89,448       70,303       0.23%       0.95%     8.36%  to    8.79%
2005.......  66,987    0.86  to    0.88     57,625       49,913       0.15%       0.93%     4.85%  to    5.28%
2004.......  57,056    0.82  to    0.83     48,394       41,821       0.40%       0.95%     7.85%  to    8.29%
2003.......  47,194    0.76  to    0.77     35,897       23,195         --        0.95%    28.18%  to   28.70%
VALIC Company I Health Sciences Fund, Division 73
2007....... 146,379   $1.41  to   $1.45   $206,206     $192,854       0.00%       0.96%    16.38%  to   16.85%
2006....... 153,030    1.21  to    1.24    185,880      186,065         --        0.96%     7.38%  to    7.81%
2005....... 158,484    1.13  to    1.15    179,167      159,035         --        0.97%    11.91%  to   12.35%
2004....... 161,674    1.01  to    1.03    162,277      144,254         --        0.97%    14.24%  to   14.70%
2003....... 128,392    0.88  to    0.89    113,618       81,562         --        0.96%    35.63%  to   36.18%
VALIC Company I Value Fund, Division 74
2007.......  66,464   $1.46  to   $1.49   $ 96,744     $ 83,751       0.40%       0.97%     5.23%  to    5.66%
2006.......  56,286    1.39  to    1.41     78,054      147,228       0.95%       0.93%    15.18%  to   15.64%
2005....... 118,410    1.20  to    1.22    154,746       63,923       1.01%       0.78%     5.29%  to    5.71%
2004.......   6,261    1.14  to    1.16     18,880       15,207       0.44%       0.30%    15.14%  to   15.60%
2003.......   3,841    0.99  to    1.00     13,950       11,292       1.14%       0.22%    24.72%  to   25.22%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

                      At December 31                                       For the year ended December 31
            -------------------------------------------------  -----------------------------------------------------
                                                                             Investment
             Units       Unit Fair Value          Net Assets    Average Net    Income     Expense    Total Return Lowest
             (000s)      Lowest to Highest          (000s)     Assets (000s) Ratio /(1)/ Ratio /(2)/  to Highest /(3)/
             ---------   -----------------------  ----------   ------------- ----------  ----------  -----------------
VALIC Company I Broad Cap Value Income Fund, Division 75 /(6)/
2007.......    22,643    $1.16    to     $1.17    $   28,810    $   30,508      1.53%       0.88%      0.93% to    1.33%
2006.......    22,478     1.15    to      1.16        28,574        17,489      1.56%       0.81%     15.53% to   15.99%
2005.......        --     1.00    to      1.00         2,492         2,418      0.18%         --       0.00% to    0.00%
VALIC Company I Large Cap Core Fund, Division 76 /(6)/
2007.......    55,647    $1.17    to     $1.18    $   65,016    $   86,523      0.59%       0.98%      6.96% to    7.39%
2006.......    92,452     1.10    to      1.10    $  101,149    $   79,956      1.16%       0.95%     11.38% to   11.83%
2005.......        --     0.99    to      0.99         2,465         2,417      0.10%         --       0.00% to    0.00%
VALIC Company I Inflation Protected Fund, Division 77 /(4)/
2007.......    12,515    $1.08    to     $1.09    $   18,510    $   16,303      4.06%       0.68%      6.74% to    7.17%
2006.......    11,130     1.01    to      1.02        16,158        16,374      3.33%       0.68%     -0.59% to   -0.19%
2005.......    11,057     1.02    to      1.02        16,390        10,892      5.42%       0.52%      1.72% to    2.13%
2004.......        --     1.00    to      1.00         5,002         4,998      0.15%         --       0.00% to    0.00%
VALIC Company I VALIC Growth Fund, Division 78 /(6)/
2007.......   929,273    $1.11    to     $1.13    $1,026,352    $1,016,333      0.00%       0.96%     19.27% to   20.31%
2006....... 1,133,942     0.93    to      0.94     1,057,786       662,673      0.02%       0.94%     -4.76% to   -3.94%
2005.......        --     0.98    to      0.98         2,448         2,412        --          --       0.00% to    0.00%
VALIC Company I Large Capital Growth Fund, Division 79 /(4)/
2007.......   453,068    $1.25    to     $1.28    $  563,543    $  572,421      0.21%       0.96%     13.42% to   14.41%
2006.......   524,432     1.10    to      1.12       581,819       352,220      0.38%       0.93%      5.69% to    6.60%
2005.......        --     1.04    to      1.05        10,590        10,032      0.19%         --       3.54% to    4.42%
2004.......        --     1.01    to      1.01        10,081        10,054      0.01%         --       0.00% to    0.00%
AIG SunAmerica 2010 High Watermark Fund, Division 80 /(5)/
2007.......    24,209    $1.11    to     $1.12    $   26,904    $   27,270      3.21%       1.25%      4.56% to    4.98%
2006.......    25,877     1.06    to      1.07        27,502        26,647      3.31%       1.05%      5.54% to    5.96%
2005.......    24,719     1.01    to      1.01        24,851        15,326      3.25%       0.85%      0.00% to    0.00%
AIG SunAmerica 2015 High Watermark Fund, Division 81 /(5)/
2007.......    23,039    $1.18    to     $1.19    $   27,109    $   26,814      3.37%       1.24%      4.51% to    4.93%
2006.......    22,809     1.13    to      1.13        25,642        22,933      3.46%       1.05%      9.17% to    9.61%
2005.......    18,614     1.03    to      1.03        19,186        10,516      3.23%       0.84%      0.00% to    0.00%
AIG SunAmerica 2020 High Watermark Fund, Division 82 /(5)/
2007.......    10,834    $1.19    to     $1.21    $   12,934    $   11,890      3.84%       1.23%      4.46% to    4.88%
2006.......     9,426     1.14    to      1.15        10,772         9,246      3.64%       1.05%      9.47% to    9.91%
2005.......     7,051     1.04    to      1.05         7,357         3,615      3.42%       0.84%      0.00% to    0.00%
VALIC Company I Mid Cap Strategic Growth Fund, Division 83 /(4)/
2007.......   257,885    $1.50    to     $1.54    $  389,160    $  335,778      0.00%       0.96%     27.83% to   28.94%
2006.......   259,327     1.18    to      1.20       307,168       199,628      0.07%       0.91%      4.56% to    5.46%
2005.......        --     1.13    to      1.14        11,422        10,396        --          --      11.45% to   12.40%
2004.......        --     1.01    to      1.01        10,102        10,036      0.02%         --       0.00% to    0.00%
VALIC Company I Small Cap Special Values Fund, Division 84 /(6)/
2007.......   272,853    $1.03    to     $1.04    $  279,734    $  350,729      0.66%       0.96%    -10.95% to  -10.59%
2006.......   325,757     1.16    to      1.16       376,054       222,427      0.93%       0.93%     17.96% to   18.43%
2005.......        --     0.98    to      0.98         4,916         4,814      0.12%         --       0.00% to    0.00%
VALIC Company I Small Cap Strategic Growth Fund, Division 85/( 6)/
2007.......   128,891    $1.01    to     $1.02    $  128,428    $  151,573      0.00%       0.96%     -3.79% to   -3.40%
2006.......   159,122     1.05    to      1.06       166,683       106,306        --        0.93%      5.87% to    6.29%
2005.......        --     1.00    to      1.00         2,490         2,424        --          --       0.00% to    0.00%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

                    At December 31                              For the year ended December 31
           ----------------------------------------  ----------------------------------------------------
                                                                    Investment                Total Return
           Units     Unit Fair Value    Net Assets    Average Net     Income     Expense       Lowest to
           (000s)    Lowest to Highest    (000s)     Assets (000s)  Ratio /(1)/ Ratio /(2)/  Highest /(3)/
            -------  -----------------  ----------   -------------  ----------  ----------  ---------------
VALIC Company I Small Cap Aggressive Growth Fund, Division 86 /(6)/
2007......  61,000   $1.15  to   $1.16  $   69,884    $   56,667       0.00%       0.96%    13.29% to  13.74%
2006......  48,733    1.02  to    1.02      49,519        32,409         --        0.90%     3.76% to   4.17%
2005......      --    0.98  to    0.98       2,453         2,411         --          --      0.00% to   0.00%
VALIC Company I Global Equity Fund, Division 87 /(6)/
2007...... 337,867   $1.30  to   $1.32  $  434,029    $  451,456       1.72%       0.95%     7.48% to   8.42%
2006...... 354,730    1.21  to    1.22     430,266       248,458       2.17%       0.93%    20.86% to  21.90%
2005......      --    1.00  to    1.00       2,507         2,433       0.08%         --      0.00% to   0.00%
VALIC Company I Global Strategy Fund, Division 88 /(6)/
2007...... 383,458   $1.32  to   $1.34  $  506,215    $  487,999       1.46%       0.96%     8.98% to   9.42%
2006...... 364,752    1.21  to    1.22     442,018       252,385       2.36%       0.94%    19.92% to  20.40%
2005......      --    1.01  to    1.01       5,070         4,882       0.09%         --      0.00% to   0.00%
VALIC Company I Foreign Value Fund, Division 89 /(6)/
2007...... 844,141   $1.34  to   $1.36  $1,120,870    $1,014,476       0.90%       0.96%    10.05% to  10.50%
2006...... 692,139    1.22  to    1.23     841,622       442,935       1.98%       0.94%    20.97% to  21.46%
2005......      --    1.01  to    1.01       2,526         2,439       0.03%         --      0.00% to   0.00%

/(1)/These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests.

/(2)/These amounts represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, net of any expense reimbursements, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

/(3)/These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

/(4)/Funds commenced operations on December 17, 2004.

/(5)/Funds commenced operations on February 18, 2005.

/(6)/Funds commenced operations on December 5, 2005.

/(7)/The VALIC Company I Growth Fund was closed as of August 27, 2004.

/(8)/Funds were closed as of May 29, 2006.

                               Portfolio Director
                              Portfolio Director 2
                             Portfolio Director Plus
                  Fixed and Variable Deferred Annuity Contracts

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements:

     (i) Audited Financial Statements - The Variable Annuity Life Insurance Company
             Report of Independent Registered Public Accounting Firm Consolidated Balance Sheets
             Consolidated Statements of Income and Comprehensive Income Consolidated Statements of Cash Flows
             Notes to Consolidated Financial Statements

     (ii) Audited Financial Statements - The Variable Annuity Life Insurance Company Separate Account A
             Report of Independent Registered Public Accounting Firm
             Statement of Net Assets
             Statement of Operations
             Statements of Changes in Net Assets
             Notes to Financial Statements

(b)  Exhibits

1. Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at its Annual Meeting of April 18, 1979 establishing The Variable Annuity Life Insurance Company Separate Account A. (1)

1(b). Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life Insurance Company Board of Directors. (10)

2.           Not Applicable.

3(a). Underwriting Agreement between The Variable Annuity Life Insurance Company, The Variable Annuity Life Insurance Company Separate Account A and A. G. Distributors, Inc. (2)

4(a).        Specimen Individual Annuity Contract. (Form UIT-194). (1)

4(b)(i).     Specimen Group Annuity Contract. (Form UITG-194). (1)

4(b)(ii).    Specimen Individual Non-Qualified Annuity Contract.
             (Form UITN-194). (1)

4(b)(iii).   Specimen Certificate of Participation under Group Annuity Contract
             (Form UITG-194P). (1)

4(b)(iv).    Specimen Individual Retirement Account Annuity Contract.
             (Form UIT-IRA-194). (1)

4(b)(v).     Specimen Simplified Employee Pension Contract
             (Form UIT-SEP-194). (1)

4(b)(vi).    Specimen Endorsement to Group Annuity Contract or Certificate of
             Participation under Group Annuity Contract. (Form UITG-194-RSAC), effective upon issuance. (3)

4(b)(vii).   Specimen SIMPLE Individual Retirement Annuity Contract
             (Form UIT-SIMPLE-897). (4)

4(b)(viii).  Specimen Portfolio Director Endorsement to Individual Annuity
             Contract (Form IPD-798). (4)

4(b)(ix).    Specimen Portfolio Director Individual Retirement Annuity (IRA)
             Endorsement to Individual Retirement Account Annuity Contract
             (Form IPDIRA-798). (4)

4(b)(x). Specimen Portfolio Director Non-Qualified Deferred Annuity (NQDA) Endorsement to Individual Non-Qualified Annuity Contract
             (Form IPDN-798). (4)

4(b)(xi).    Specimen Economic Growth and Tax Relief Reconciliation Act
             ("EGTRRA") Retirement Plan Annuity Contract Endorsement
             (Form EGTR-302). (10)

4(b)(xii).   Specimen EGTRRA Individual Retirement Annuity Endorsement
             (Form EGTRIRA 802). (10)

4(b)(xiii).  Specimen EGTRRA Roth Individual Retirement Annuity Endorsement
             (Form ROTHEGTR-802). (10)

4(b)(xiv).   Form of Guaranteed Minimum Withdrawal Benefit Endorsement. (11)

4(b)(xv).    Form of Premium Enhancement Credit Endorsement on First-Year
             Contributions. (14)

4(b)(xvi).   Form of Premium Enhancement Credit Endorsement on Eligible
             Deposits. (14)

5(a)(i). Specimen Application for Portfolio Director/Portfolio Director 2/ Portfolio Director Plus Fixed and Variable Annuity for use with all plan types except Individual Retirement Annuities (IRA), Simplified Employee Pension Plan (SEP), and Non-Qualified Deferred Annuities
             (NQDA). (10)

5(a)(ii).    Specimen Application for Portfolio Director/Portfolio Director 2/
             Portfolio Director Plus Fixed and Variable Annuity for use with
             Individual Retirement Annuities (IRA), Simplified Employee Pension
             Plans (SEP), and Non-Qualified Deferred Annuities (NQDA). (10)

5(b).        Specimen Group Master Application. (10)

6(a). Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company, effective as of April 28, 1989. (1)

6(b). Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company
             (as amended through April 28, 1989) effective March 28, 1990 (1)

6(c). Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through August 3, 2006. (12)

7.           Not Applicable.

8(a). (1) Participation Agreement between The Variable Annuity Life Insurance Company and Templeton Variable Products Series Fund. (1)
             (2) Form of Redacted Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and The Variable Annuity Life Insurance
             Company dated May 1, 2000. (2)
             (3) Master Shareholder Services Agreement between The Variable Annuity Life Insurance Company and Franklin Templeton Group of Funds. (8)
             (4) Form of Redacted Administrative Services Agreement between The Variable Annuity Life Insurance Company and Franklin Templeton Services, Inc. (2)

8(b). (1) Participation Agreement between The Variable Annuity Life Insurance Company and Dreyfus Variable Investment Fund. (1)
             (2) Agreement between The Variable Annuity Life Insurance Company and The Dreyfus Corporation dated July 1, 1997. (5)
             (3) Amendment No. 1 dated November 1, 1999 to Agreement between The Dreyfus Corporation and The Variable Annuity Life Insurance Company dated July 1, 1997. (2)

8(c). (1) Fund Participation Agreement between The Variable Annuity Life Insurance Company and Putnam Mutual Funds Corp. (6)
             (2) Amendment No. 1 to Fund Participation Agreement between The Variable Annuity Life Insurance Company and Putnam Mutual Funds Corp., effective August 18, 1997. (3)

8(d). (1) Fund Participation Agreement between The Variable Annuity Life Insurance Company and Twentieth Century Investors Inc. (6)
             (2) Amendment No. 1 to Fund Participation Agreement between The Variable Annuity Life Insurance Company, American Century Mutual Funds, Inc. and American Century Investment Management, Inc., effective December 8, 1997. (3)
             (3) Amendment No. 2 dated January 1, 2000 to Fund Participation Agreement between The Variable Annuity Life Insurance Company, American Century Mutual Funds, Inc. and American Century Investment Management, Inc. dated April 30, 1996, as amended December 8, 1997.
             (2)

8(e). (1) Participation Agreement between The Variable Annuity Life Insurance Company and Vanguard Group, Inc. (6)
             (2) Amendment No. 1 to Participation Agreement between The Variable Annuity Life Insurance Company and The Vanguard Group, Inc., effective July 17, 1998. (7)

8(f).        Agreement between The Variable Annuity Life Insurance Company and
             T. Rowe Price Investment Services, Inc., entered into October
             1, 1998. (4)

8(g)(i). Participation Agreement between The Variable Annuity Life Insurance Company and Evergreen Equity Trust, dated January 4, 1999. (8)

8(g)(ii).    Form of Amendment No. 1 to Participation Agreement between The
             Variable Annuity Life Insurance Company and Evergreen Equity Trust dated October 2, 2000. (9)

8(g)(iii).   Form of Administrative Services Agreement between The Variable
             Annuity Life Insurance Company and Evergreen Investment Services,
             Inc. dated October 2, 2000. (9)

8(h)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, SIT Mutual Funds, Inc. and SIT Investment Associates, Inc. dated November 1, 2000. (9)

8(h)(ii).    Form of Administrative Services Agreement between The Variable
             Annuity Life Insurance Company and SIT Investment Associates, Inc.
             dated November 1, 2000 (Small Cap Growth Fund). (9)

8(h)(iii).   Form of Participation Agreement between The Variable Annuity Life
             Insurance Company, SIT MidCap Growth Fund, Inc. and SIT Investment
             Associates, Inc. dated November 1, 2000. (9)

8(h)(iv).    Form of Administrative Services Agreement between The Variable
             Annuity Life Insurance Company and SIT Investment Associates, Inc.
             dated November 1, 2000 (Mid Cap Growth Fund). (9)

8(i)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, Ariel Investment Trust and Ariel Distributors, Inc. dated November 7, 2000. (9)

8(i)(ii).    Form of Administrative Services Agreement between The Variable
             Annuity Life Insurance Company and Ariel Distributors, Inc. (9)

8(j)(i). Form of Services Agreement between The Variable Annuity Life Insurance Company and Janus Service Corporation. (9)

8(j)(ii).    Form of Participant Administrative Services Agreement between The
             Variable Annuity Life Insurance Company and Janus Service
             Corporation. (9)

8(j)(iii).   Form of Distribution and Shareholder Services Agreement between The
             Variable Annuity Life Insurance Company and Janus Distributors,
             Inc. (9)

8(k)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, INVESCO Stock Funds, Inc. and INVESCO Distributors, Inc. (9)

8(k)(ii).    Form of Administrative Services Agreement between The Variable
             Annuity Life Insurance Company and INVESCO Funds Group, Inc. (9)

8(l)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, Warburg Pincus Small Company Growth Funds (common shares), Credit Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. dated October 2, 2000. (9)

8(l)(ii).    Form of Administrative Services Agreement Letter between The
             Variable Annuity Life Insurance Company and Credit Suisse Asset
             Management, LLC dated October 2, 2000. (9)

8(m)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, Lou Holland Fund and HCM Investments, Inc. dated November 1, 2000. (9)

8(m)(ii).    Form of Administrative Services Agreement between The Variable
             Annuity Life Insurance Company and Holland Capital Management, L.P.
             dated November 1, 2000. (9)

8(n). Form of Agency Agreement between The Variable Annuity Life Insurance Company, MAS Funds, MAS Fund Distribution, Inc. and Miller Anderson & Sherrerd, LLP dated November 1, 2000. (9)

9.           Opinion of Counsel and Consent of Depositor. (13)

10. Consent of Independent Registered Public Accounting Firm. (Filed herewith)

11.          Not Applicable.

12.          Not Applicable.

13.          Calculation of standard and nonstandard performance information.
             (3)

14.          Powers of Attorney - The Variable Annuity Life Insurance
             Company. (15)

15. Supplemental Information Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988, and which requires the signed acknowledgement of participants who purchase Section 403(b) annuities with regard to these withdrawal restrictions. (1)

(1) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.

(2) Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, Accession No. 0000950129-00-001969.

(3) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 23, 1997, Accession No. 0000950129-97-005374.

(4) Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 17, 1998, Accession No. 0000950129-98-005074.

(5) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 29, 1998, Accession No. 0000950129-98-001794.

(6) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on June 28, 1996, Accession No. 0000950129-96-001391.

(7) Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on September 1, 1998, Accession No. 0000950129-98-003727.

(8) Incorporated by reference to Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 1999, Accession No. 0000950129-99-001733.

(9) Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 3, 2000, Accession No. 0000950129-00-005232.

(10) Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2003, Accession No. 0000899243-03-000987.

(11) Incorporated by reference to Post-Effective Amendment No. 30 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 2006, Accession No. 0000354912-06-000020.

(12) Incorporated by reference to Initial Form N-4 (File No.
     333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on October 11, 2006, Accession No.
     0001193125-06-206012.

(13) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 15, 2006, Accession No. 0001193125-06-254482.

(14) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on May 25, 2007, Accession No. 0000354912-07-000021.

(15) Incorporated by reference to Post-Effective Amendment No.6 to Form N-4 (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on February 22, 2008, Accession No. 0001193125-08-036236.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

               NAMES       POSITIONS AND OFFICES HELD WITH DEPOSITOR

Jay S. Wintrob*            Director
Bruce R. Abrams            Director, President and Chief Executive Officer
Michael J. Akers           Director, Senior Vice President & Chief Actuary
Jim Coppedge               Director, Senior Vice President and General Counsel
N. Scott Gillis**          Director, Senior Vice President & Principal
                           Financial Officer
Sharla A. Jackson***       Director, Executive Vice President - Operations
Kathleen M. McCutcheon     Director and Senior Vice President - Human Resources
Christopher J. Swift****   Director
Shawn Duffy                Executive Vice President
Greg Garvin                Executive Vice President
Michael J. Perry           Executive Vice President - National Sales
Jay G. Wilkinson           Executive Vice President - Group Management
Leslie K. Bates            Senior Vice President
Lillian Caliman            Senior Vice President & Divisional Chief
                              Information Officer
Evelyn Curran              Senior Vice President - Product Development
David H. den Boer          Senior Vice President & Chief Compliance Officer
Terry B. Festervand        Senior Vice President  & Treasurer
Glenn Harris               Senior Vice President - Group Management
Thomas G. Norwood          Senior Vice President - Broker/Dealer Operations
Kellie Richter             Senior Vice President - Marketing Strategy
Brenda Simmons             Senior Vice President
Robert E. Steele***        Senior Vice President - Specialty Products
Richard L. Bailey          Vice President - Group Actuarial
David E. Ballard*          Vice President
William B. Bartelloni      Vice President
Kurt W. Bernlohr           Vice President - Annuity Products
Mary C. Birmingham         Vice President
Gregory Stephen Broer      Vice President - Actuarial
Laurel Cochennet           Vice President
Richard A. Combs           Vice President - Actuarial
Neil J. Davidson           Vice President - Actuarial
Robin F. Farris            Vice President
Darlene Flagg              Vice President - Case Development
Mark D. Foster             Vice President - VFA Compensation
Daniel Fritz               Vice President - Actuarial
Marc Gamsin*               Vice President
David W. Hilbig            Vice President - Education Services & Marketing
                              Communications
Eric B. Holmes             Vice President
Michael R. Hood            Vice President
Jeffery M. Hughes          Vice President
Stephen M. Hughes          Vice President - Marketing
Paul Jackson               Vice President
Joanne M. Jarvis           Vice President - Sales Planning & Reporting
Dave Jorgensen             Vice President and Controller
Joan M. Keller             Vice President - Client Service Processing
Ted G. Kennedy             Vice President - Government Relations
Calvin King                Vice President - North Houston CCC
Gary J. Kleinman****       Vice President
Joseph P. McKernan*        Vice President - Information Technology
Lou McNeal                 Vice President
Michael M. Mead*           Vice President
Greg Outcalt*              Vice President
Rembert R. Owen, Jr.       Vice President and Assistant Secretary
Richard W. Schraub         Vice President

Richard W. Scott****       Vice President and Chief Investment Officer
Cynthia S. Seeman          Vice President
Katherine Stoner           Vice President and Secretary
Richard Turner             Vice President - Retirement Services Tax
Krien Verberkmoes          Vice President - Sales Compliance
Darla G. Wilton            Vice President - National Sales
William Fish               Investment Officer
Troy Fukumoto*             Investment Officer
Roger E. Hahn              Investment Officer
Locklan O. McNew           Investment Officer
Craig R. Mitchell****      Investment Officer
Alan Nussenblatt*          Investment Officer
Russell Lessard            Chief AML Officer
W. Larry Mask              Real Estate Investment Officer & Assistant Secretary
Daniel R. Cricks           Tax Officer
Tracey E. Harris           Assistant Secretary
Debra L. Herzog            Assistant Secretary
Paula G. Payne             Assistant Secretary
Connie E. Pritchett***     Assistant Secretary
John Fleming               Assistant Treasurer
Paul Hoepfl                Assistant Treasurer
Robert C. Bauman           Administrative Officer
Joyce Bilski               Administrative Officer
Kara R. Boling             Administrative Officer
Fred Caldwell              Administrative Officer
Debbie G. Fewell***        Administrative Officer
Tom Goodwin                Administrative Officer
Wendy Green***             Administrative Officer
Carolyn Gutierrez          Administrative Officer
Ted D. Hennis***           Administrative Officer
Richard D. Jackson         Administrative Officer
Kathleen Janos             Administrative Officer
Joella McPherson           Administrative Officer
David Malleck***           Administrative Officer
Steven Mueller             Administrative Officer
Linda Pinney               Administrative Officer
Sheryl Reed                Administrative Officer
Carolyn Roller***          Administrative Officer
Diana Smirl***             Administrative Officer
Kathryn T. Smith           Administrative Officer
Thomas M. Ward             Administrative Officer

*    1 SunAmerica Center, Los Angeles, California 90067-6022

**   21650 Oxnard Ave., Woodland Hills, California 91367

***  205 E. 10th Avenue, Amarillo, Texas 79101

**** 70 Pine Street, New York, New York 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The Variable Annuity Life Insurance Company ("Depositor"). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found as Exhibit 21 in AIG's Form 10-K, SEC file number 001-08787, Accession No. 0000950123-08-002280, filed February 28, 2008, and is incorporated herein by reference.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2008:

                          Qualified Contracts   Non-Qualified Contracts
                           Group   Individual     Group     Individual
-----------------------   ------   ----------   --------    ----------
Portfolio Director         2,245      3,223         97           0
Portfolio Director 2      36,841     15,063       4,230          0
Portfolio Director Plus   70,947     31,300       16,355         0

ITEM 28. INDEMNIFICATION

Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees"). The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or
(ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon (i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and (ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event (a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Securities Act of 1933 will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) American General Distributors, Inc. ("AGDI") acts as exclusive distributor and principal underwriter of the Registrant.

(b) Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:

 Name and Principal   Position and Offices With Underwriter
  Business Address      American General Distributors, Inc.

Evelyn Curran         Director, Chief Executive Officer and President
David H. den Boer     Director and  Senior Vice President
Katherine Stoner      Director and  Secretary
Thomas G. Norwood     Executive Vice President
Krien VerBerkmoes     Chief Compliance Officer
John Reiner           Chief Financial Officer and Treasurer
Terry B. Festervand   Assistant Treasurer
Paul Hoepfl           Assistant Treasurer
Kathleen Janos        Assistant Treasurer
Daniel R. Cricks      Tax Officer

Debra L. Herzog       Assistant Secretary
Paula G. Payne        Assistant Secretary
Robert C. Bauman      Administrative Officer
Thomas M. Ward        Administrative Officer

(c)  Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "Act") and the Rules promulgated thereunder will be in the physical possession of:

     The Variable Annuity Life Insurance Company
     Attn: Operations Administration
     2929 Allen Parkway
     Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

There have been no management-related services provided to the separate account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

a. VALIC hereby commits itself, on behalf of the contract owners, to the following undertakings:

     1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     2. To include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

     3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

b. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

c. Additional Commitments

The Tax Reform Act of 1986 added to the Internal Revenue Code a new section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the prospectus or the Statement of Additional Information for contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Act if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

     (1) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     (2) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by section 403(b)(11) to the attention of the potential participants;

     (4) Obtain from each plan participant who purchases a section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by section 403(b)(11), and (2) the investment alternatives available under the employer's section 403(b) arrangement, to which the participant may elect to transfer his Account Value.

The Company has complied, and is complying, with the provisions of paragraphs
(1)-(4) above.

The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

     (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

     (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of the contract to Program participants;

     (c) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

     (d) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

     (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the contracts issued in connection with the Florida ORP;

     (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of contracts to eligible employees;

     (c) instruct salespeople who solicit eligible employees to purchase the contracts specifically to bring the restrictions on redemption imposed by the division to the attention of the eligible employees;

     (d) obtain from each participant in the Florida ORP who purchases a contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding: (i) of the restrictions on redemption imposed by the division, and (ii) that other investment alternatives are available under the Florida ORP, to which the participant may elect to transfer his or her Account Values.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

                                   SIGNATURES

As required by The Securities Act of 1933 and The Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 30th day of April, 2008.

                                            THE VARIABLE ANNUITY LIFE INSURANCE
                                            COMPANY SEPARATE ACCOUNT A
                                            (Registrant)

                                        BY: THE VARIABLE ANNUITY LIFE INSURANCE
                                            COMPANY
                                            (On behalf of the Registrant and
                                            itself)


                                        BY: /s/ KATHERINE STONER
                                            ------------------------------------
                                            Katherine Stoner
                                            Vice President, Deputy General
                                            Counsel and Secretary

As required by The Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                      Title                            Date
----------------------------   ------------------------------   ---------------


JAY S. WINTROB *               Director                         April 30, 2008
----------------------------
Jay S. Wintrob


BRUCE R. ABRAMS *              Director and Chief               April 30, 2008
----------------------------   Executive Officer
Bruce R. Abrams


MICHAEL J. AKERS *             Director                         April 30, 2008
----------------------------
Michael J. Akers


JIM COPPEDGE *                 Director                         April 30, 2008
----------------------------
Jim Coppedge


N. SCOTT GILLIS *              Director and Principal           April 30, 2008
----------------------------   Financial Officer
N. Scott Gillis


SHARLA A. JACKSON *            Director                         April 30, 2008
----------------------------
Sharla A. Jackson


KATHLEEN M. MCCUTCHEON *       Director                         April 30, 2008
----------------------------
Kathleen M. McCutcheon


CHRISTOPHER J. SWIFT *         Director                         April 30, 2008
----------------------------
Christopher J. Swift


/s/ DAVID S. JORGENSEN         Vice President                   April 30, 2008
----------------------------   and Controller
David S. Jorgensen             (Principal Accounting Officer)


* /s/ KATHERINE STONER         Attorney-In-Fact                 April 30, 2008
----------------------------
Katherine Stoner

                                Index of Exhibits

Exhibit No.

10              Consent of Independent Registered Public Accounting Firm